UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2013

Table of Contents

Shareholder Letter	1
Expense Example	2
Seasons Strategies
Multi-Managed Growth Portfolio	5
Multi-Managed Moderate Growth Portfolio	36
Multi-Managed Income/Equity Portfolio	69
Multi-Managed Income Portfolio	99
Asset Allocation: Diversified Growth Portfolio	128
Stock Portfolio	174
Seasons Select
Large Cap Growth Portfolio	180
Large Cap Value Portfolio	187
Mid Cap Growth Portfolio	197
Mid Cap Value Portfolio	210
Small Cap Portfolio	223
International Equity Portfolio	239
Diversified Fixed Income Portfolio	251
Real Return Portfolio	289
Cash Management Portfolio	294
Seasons Focused
Focus Growth Portfolio	298
Focus Value Portfolio	301
Seasons Managed Allocation
Allocation Growth Portfolio	304
Allocation Moderate Growth Portfolio	306
Allocation Moderate Portfolio	308
Allocation Balanced Portfolio	310
Statements of Assets and Liabilities	312
Statements of Operations	320
Statements of Changes in Net Assets	324
Notes to Financial Statements	331
Financial Highlights	370
Report of Independent Registered Public Accounting Firm	384
Approval of Subadvisory Agreement	385
Trustees and Officers Information	391
Shareholders Tax Information	393
Comparisons: Portfolios vs. Indexes	395

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our Life Companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2013.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

May 3, 2013

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. If such charges were reflected, performance figures would be lower. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political, social and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation) and interest rate fluctuation risks. Investments in lower-rated bonds (e.g. "junk bonds") are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank or Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2013

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2012 and held until March 31, 2013. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2013'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the six months ended March 31, 2013'' column and the "Expense Ratio as of March 31, 2013'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2013'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the six months ended March 31, 2013'' column and the "Expense Ratio as of March 31, 2013'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the six months ended March 31, 2013'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2013

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2012	Ending Account Value Using Actual Return at March 31, 2013	Expenses Paid During the Six Months Ended March 31, 2013*	Beginning Account Value at October 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2013	Expenses Paid During the Six Months Ended March 31, 2013*	Expense Ratio as of March 31, 2013*
Multi-Managed Growth
Class 1	$1,000.00	$1,047.46	$6.69	$1,000.00	$1,018.40	$6.59	1.31%
Class 2	$1,000.00	$1,047.44	$7.45	$1,000.00	$1,017.65	$7.34	1.46%
Class 3	$1,000.00	$1,047.11	$7.96	$1,000.00	$1,017.15	$7.85	1.56%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,040.38	$5.65	$1,000.00	$1,019.40	$5.59	1.11%
Class 2	$1,000.00	$1,039.98	$6.41	$1,000.00	$1,018.65	$6.34	1.26%
Class 3	$1,000.00	$1,039.07	$6.91	$1,000.00	$1,018.15	$6.84	1.36%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,025.92	$5.45	$1,000.00	$1,019.55	$5.44	1.08%
Class 2	$1,000.00	$1,025.77	$6.21	$1,000.00	$1,018.80	$6.19	1.23%
Class 3	$1,000.00	$1,024.73	$6.71	$1,000.00	$1,018.30	$6.69	1.33%
Multi-Managed Income
Class 1	$1,000.00	$1,015.53	$5.43	$1,000.00	$1,019.55	$5.44	1.08%
Class 2	$1,000.00	$1,015.43	$6.18	$1,000.00	$1,018.80	$6.19	1.23%
Class 3	$1,000.00	$1,015.25	$6.68	$1,000.00	$1,018.30	$6.69	1.33%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,092.21	$5.53	$1,000.00	$1,019.65	$5.34	1.06%
Class 2	$1,000.00	$1,091.43	$6.31	$1,000.00	$1,018.90	$6.09	1.21%
Class 3	$1,000.00	$1,090.53	$6.83	$1,000.00	$1,018.40	$6.59	1.31%
Stock
Class 1	$1,000.00	$1,063.18	$4.78	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$1,062.14	$5.60	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$1,061.99	$6.12	$1,000.00	$1,019.00	$5.99	1.19%
Large Cap Growth
Class 1	$1,000.00	$1,066.74	$4.53	$1,000.00	$1,020.54	$4.43	0.88%
Class 2	$1,000.00	$1,065.74	$5.30	$1,000.00	$1,019.80	$5.19	1.03%
Class 3	$1,000.00	$1,065.07	$5.82	$1,000.00	$1,019.30	$5.69	1.13%
Large Cap Value
Class 1	$1,000.00	$1,127.36	$4.61	$1,000.00	$1,020.59	$4.38	0.87%
Class 2	$1,000.00	$1,127.38	$5.41	$1,000.00	$1,019.85	$5.14	1.02%
Class 3	$1,000.00	$1,125.79	$5.94	$1,000.00	$1,019.35	$5.64	1.12%
Mid Cap Growth
Class 1	$1,000.00	$1,123.39	$5.56	$1,000.00	$1,019.70	$5.29	1.05%
Class 2	$1,000.00	$1,122.45	$6.40	$1,000.00	$1,018.90	$6.09	1.21%
Class 3	$1,000.00	$1,122.52	$6.93	$1,000.00	$1,018.40	$6.59	1.31%
Mid Cap Value
Class 1	$1,000.00	$1,174.52	$5.26	$1,000.00	$1,020.09	$4.89	0.97%
Class 2	$1,000.00	$1,174.45	$6.07	$1,000.00	$1,019.35	$5.64	1.12%
Class 3	$1,000.00	$1,173.59	$6.61	$1,000.00	$1,018.85	$6.14	1.22%
Small Cap
Class 1	$1,000.00	$1,123.25	$5.51	$1,000.00	$1,019.75	$5.24	1.04%
Class 2	$1,000.00	$1,122.57	$6.30	$1,000.00	$1,019.00	$5.99	1.19%
Class 3	$1,000.00	$1,121.90	$6.82	$1,000.00	$1,018.50	$6.49	1.29%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2013

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2012	Ending Account Value Using Actual Return at March 31, 2013	Expenses Paid During the Six Months Ended March 31, 2013*	Beginning Account Value at October 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2013	Expenses Paid During the Six Months Ended March 31, 2013*	Expense Ratio as of March 31, 2013*
International Equity
Class 1	$1,000.00	$1,113.05	$5.74	$1,000.00	$1,019.50	$5.49	1.09%
Class 2	$1,000.00	$1,112.34	$6.53	$1,000.00	$1,018.75	$6.24	1.24%
Class 3	$1,000.00	$1,112.45	$7.06	$1,000.00	$1,018.25	$6.74	1.34%
Diversified Fixed Income
Class 1	$1,000.00	$1,002.03	$3.64	$1,000.00	$1,021.29	$3.68	0.73%
Class 2	$1,000.00	$1,001.15	$4.39	$1,000.00	$1,020.54	$4.43	0.88%
Class 3	$1,000.00	$1,000.77	$4.89	$1,000.00	$1,020.04	$4.94	0.98%
Real Return
Class 1	$1,000.00	$1,010.17	$3.41	$1,000.00	$1,021.54	$3.43	0.68%
Class 3	$1,000.00	$1,008.79	$4.66	$1,000.00	$1,020.29	$4.68	0.93%
Cash Management#
Class 1	$1,000.00	$998.13	$2.84	$1,000.00	$1,022.09	$2.87	0.57%
Class 2	$1,000.00	$997.18	$3.54	$1,000.00	$1,021.39	$3.58	0.71%
Class 3	$1,000.00	$997.17	$3.98	$1,000.00	$1,020.94	$4.03	0.80%
Focus Growth
Class 1	$1,000.00	$1,051.92	$5.63	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$1,050.86	$6.39	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$1,051.45	$6.90	$1,000.00	$1,018.20	$6.79	1.35%
Focus Value
Class 1	$1,000.00	$1,083.68	$5.92	$1,000.00	$1,019.25	$5.74	1.14%
Class 2	$1,000.00	$1,083.44	$6.65	$1,000.00	$1,018.55	$6.44	1.28%
Class 3	$1,000.00	$1,082.86	$7.22	$1,000.00	$1,018.00	$6.99	1.39%
Allocation Growth
Class 3	$1,000.00	$1,097.80	$0.89	$1,000.00	$1,024.08	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$1,077.79	$0.67	$1,000.00	$1,024.28	$0.66	0.13%
Allocation Moderate
Class 3	$1,000.00	$1,066.72	$0.72	$1,000.00	$1,024.23	$0.71	0.14%
Allocation Balanced
Class 3	$1,000.00	$1,055.56	$0.72	$1,000.00	$1,024.23	$0.71	0.14%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2013" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2013" and the "Expense Ratios" would have been lower.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	5.5%
Time Deposits	5.4
Federal National Mtg. Assoc.	5.2
United States Treasury Notes	4.5
Diversified Financial Services	4.0
Computers	3.9
Repurchase Agreements	3.7
Multimedia	3.3
E-Commerce/Products	3.1
Pharmacy Services	2.5
Real Estate Investment Trusts	2.2
Diversified Banking Institutions	2.2
Retail-Apparel/Shoe	1.9
Wireless Equipment	1.8
Industrial Automated/Robotic	1.7
Transport-Services	1.6
Metal Processors & Fabrication	1.5
Government National Mtg. Assoc.	1.5
Oil Companies-Exploration & Production	1.5
Banks-Commercial	1.4
Medical-Drugs	1.4
Insurance-Life/Health	1.4
Casino Hotels	1.3
Retail-Jewelry	1.3
Computers-Memory Devices	1.1
United States Treasury Bonds	1.1
Federal Home Loan Mtg. Corp.	1.1
Commercial Services	1.0
Electronic Components-Misc.	0.9
Electric-Integrated	0.9
Banks-Super Regional	0.9
Enterprise Software/Service	0.9
Oil Companies-Integrated	0.8
Metal-Diversified	0.8
Oil-Field Services	0.7
Software Tools	0.7
Athletic Footwear	0.7
Computer Services	0.6
Electronic Components-Semiconductors	0.6
Commercial Services-Finance	0.6
Diversified Manufacturing Operations	0.6
Agricultural Chemicals	0.6
Apparel Manufacturers	0.6
Chemicals-Diversified	0.6
Sovereign	0.6
Finance-Consumer Loans	0.6
Brewery	0.5
Telephone-Integrated	0.5
Vitamins & Nutrition Products	0.5
Beverages-Wine/Spirits	0.5
Airlines	0.5
Human Resources	0.5
Electronic Connectors	0.5
Tobacco	0.5
Medical Products	0.4
Semiconductor Components-Integrated Circuits	0.4
Retail-Drug Store	0.4
Telecommunication Equipment	0.4
Cosmetics & Toiletries	0.4
Retail-Restaurants	0.4
Cable/Satellite TV	0.4%
Insurance-Property/Casualty	0.4
Beverages-Non-alcoholic	0.4
Paper & Related Products	0.4
Engineering/R&D Services	0.4
Aerospace/Defense-Equipment	0.3
Medical-HMO	0.3
Finance-Investment Banker/Broker	0.3
Web Portals/ISP	0.3
Food-Misc./Diversified	0.3
Printing-Commercial	0.3
Medical Instruments	0.3
Investment Management/Advisor Services	0.3
Transport-Rail	0.3
Transport-Truck	0.3
Insurance-Multi-line	0.3
Oil Refining & Marketing	0.3
Machinery-General Industrial	0.3
Gas-Distribution	0.3
Telecom Services	0.3
Chemicals-Specialty	0.2
Consumer Products-Misc.	0.2
Retail-Regional Department Stores	0.2
Instruments-Controls	0.2
Municipal Bonds	0.2
Miscellaneous Manufacturing	0.2
Retail-Appliances	0.2
Aerospace/Defense	0.2
Retail-Building Products	0.2
Pipelines	0.2
Retail-Pet Food & Supplies	0.2
Steel-Producers	0.2
Hotels/Motels	0.2
Therapeutics	0.2
Broadcast Services/Program	0.2
Networking Products	0.2
Electronic Security Devices	0.2
Computer Aided Design	0.2
Building & Construction Products-Misc.	0.2
Metal-Copper	0.2
Containers-Paper/Plastic	0.2
Electric Products-Misc.	0.2
Building Products-Cement	0.2
Retail-Discount	0.2
Medical-Hospitals	0.2
Savings & Loans/Thrifts	0.2
Data Processing/Management	0.1
Rental Auto/Equipment	0.1
Applications Software	0.1
Retail-Video Rentals	0.1
Insurance-Reinsurance	0.1
Auto-Cars/Light Trucks	0.1
Power Converter/Supply Equipment	0.1
Distribution/Wholesale	0.1
Auto-Heavy Duty Trucks	0.1
Lasers-System/Components	0.1
Retail-Sporting Goods	0.1
Research & Development	0.1
Cellular Telecom	0.1
Publishing-Books	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited) (continued)

Industry Allocation*
Finance-Leasing Companies	0.1%
Internet Telephone	0.1
Oil & Gas Drilling	0.1
Lighting Products & Systems	0.1
Advertising Agencies	0.1
Medical-Outpatient/Home Medical	0.1
Semiconductor Equipment	0.1
Machinery-Construction & Mining	0.1
Leisure Products	0.1
Food-Retail	0.1
Television	0.1
Computer Graphics	0.1
Insurance-Mutual	0.1
Coal	0.1
Trucking/Leasing	0.1
Internet Application Software	0.1
Retail-Auto Parts	0.1
Agricultural Operations	0.1
Real Estate Management/Services	0.1
Recreational Centers	0.1
Drug Delivery Systems	0.1
Oil Field Machinery & Equipment	0.1
Real Estate Operations & Development	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Retail-Office Supplies	0.1
E-Services/Consulting	0.1
Footwear & Related Apparel	0.1
Hazardous Waste Disposal	0.1
Internet Content-Information/News	0.1
Independent Power Producers	0.1
103.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 68.6%
Advanced Materials — 0.0%
STR Holdings, Inc.†	4,700	$10,199
Advertising Services — 0.0%
Millennial Media, Inc.†	2,400	15,240
Aerospace/Defense — 0.2%
Boeing Co.	778	66,791
Cubic Corp.	1,025	43,788
		110,579
Aerospace/Defense-Equipment — 0.3%
GenCorp, Inc.†	6,475	86,117
United Technologies Corp.	1,506	140,706
		226,823
Agricultural Chemicals — 0.6%
Monsanto Co.	3,604	380,691
Mosaic Co.	415	24,738
		405,429
Airlines — 0.4%
Alaska Air Group, Inc.†	1,425	91,143
Republic Airways Holdings, Inc.†	13,325	153,770
US Airways Group, Inc.†	600	10,182
		255,095
Apparel Manufacturers — 0.6%
Jones Group, Inc.	3,600	45,792
Prada SpA	34,600	349,646
		395,438
Applications Software — 0.1%
Microsoft Corp.	3,305	94,556
Athletic Footwear — 0.7%
NIKE, Inc., Class B	7,580	447,296
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	6,190	81,398
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,671	84,486
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Holding Corp.	1,025	18,276
Spartan Motors, Inc.	1,675	8,894
		27,170
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,750	38,005
Banks-Commercial — 1.3%
1st Source Corp.	675	15,997
Bancfirst Corp.	1,475	61,507
BancorpSouth, Inc.	3,175	51,752
Banner Corp.	675	21,485
BBCN Bancorp, Inc.	1,125	14,693
Cathay General Bancorp	1,225	24,647
Chemical Financial Corp.	475	12,531
Citizens & Northern Corp.	175	3,413
City Holding Co.	1,475	58,690
CoBiz Financial, Inc.	1,050	8,484
CVB Financial Corp.	5,525	62,267
First Commonwealth Financial Corp.	8,900	66,394
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Financial Bancorp	800	$12,840
First Interstate BancSystem, Inc.	625	11,756
First Merchants Corp.	375	5,801
FNB Corp.	2,125	25,712
Heartland Financial USA, Inc.	675	17,057
MainSource Financial Group, Inc.	825	11,583
MetroCorp Bancshares, Inc.†	575	5,802
OmniAmerican Bancorp, Inc.†	425	10,744
Oriental Financial Group, Inc.	3,575	55,448
PacWest Bancorp	950	27,654
Regions Financial Corp.	3,967	32,490
Sierra Bancorp	775	10,191
Simmons First National Corp., Class A	875	22,155
Southwest Bancorp, Inc.†	3,375	42,390
StellarOne Corp.	375	6,056
Suffolk Bancorp†	1,875	26,700
Susquehanna Bancshares, Inc.	2,025	25,171
SVB Financial Group†	350	24,829
TCF Financial Corp.	3,200	47,872
UMB Financial Corp.	425	20,855
West Bancorporation, Inc.	975	10,823
Westamerica Bancorporation	375	16,999
Wilshire Bancorp, Inc.†	2,175	14,747
		887,535
Banks-Fiduciary — 0.0%
State Street Corp.	263	15,541
Banks-Super Regional — 0.7%
Capital One Financial Corp.	2,186	120,121
Fifth Third Bancorp	2,661	43,401
PNC Financial Services Group, Inc.	795	52,867
SunTrust Banks, Inc.	1,818	52,377
US Bancorp	1,835	62,261
Wells Fargo & Co.	4,493	166,196
		497,223
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	3,095	125,162
PepsiCo, Inc.	1,517	120,010
		245,172
Beverages-Wine/Spirits — 0.5%
Pernod-Ricard SA	2,593	323,148
Brewery — 0.5%
Anheuser-Busch InBev NV	3,600	356,524
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	3,200	57,600
Building & Construction Products-Misc. — 0.2%
Gibraltar Industries, Inc.†	4,450	81,212
Trex Co., Inc.†	425	20,902
		102,114
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	550	16,033
Building Products-Cement — 0.2%
Headwaters, Inc.†	9,250	100,825

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building-Residential/Commercial — 0.0%
TRI Pointe Homes, Inc.†	500	$10,075
Casino Hotels — 1.3%
Ameristar Casinos, Inc.	1,750	45,902
MGM Resorts International†	59,398	781,084
Wynn Resorts, Ltd.	608	76,097
		903,083
Chemicals-Diversified — 0.5%
Axiall Corp.	1,675	104,118
Celanese Corp., Series A	1,824	80,347
Dow Chemical Co.	2,048	65,208
E.I. du Pont de Nemours & Co.	279	13,716
LyondellBasell Industries NV, Class A	1,562	98,859
		362,248
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	3,975	165,002
Coal — 0.0%
Cloud Peak Energy, Inc.†	25	470
Westmoreland Coal Co.†	125	1,420
		1,890
Commercial Services — 1.0%
Intersections, Inc.	2,200	20,702
Iron Mountain, Inc.	15,789	573,299
Mac-Gray Corp.	500	6,400
Performant Financial Corp.†	700	8,596
PHH Corp.†	2,350	51,606
Providence Service Corp.†	1,050	19,414
Standard Parking Corp.†	425	8,798
		688,815
Commercial Services-Finance — 0.6%
Heartland Payment Systems, Inc.	975	32,146
Mastercard, Inc., Class A	652	352,817
Vantiv, Inc., Class A†	800	18,992
		403,955
Communications Software — 0.0%
Audience, Inc.†	775	11,819
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	3,200	103,328
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	2,325	55,219
Computer Services — 0.6%
CACI International, Inc., Class A†	1,475	85,358
International Business Machines Corp.	671	143,125
Manhattan Associates, Inc.†	2,500	185,725
Unisys Corp.†	700	15,925
		430,133
Computers — 3.8%
Apple, Inc.	5,713	2,528,745
Hewlett-Packard Co.	1,097	26,153
		2,554,898
Security Description	Shares	Value (Note 2)
Computers-Memory Devices — 1.1%
EMC Corp.†	30,708	$733,614
Fusion-io, Inc.†	675	11,050
NetApp, Inc.†	283	9,667
		754,331
Consulting Services — 0.0%
Hackett Group, Inc.	4,272	19,523
Consumer Products-Misc. — 0.2%
American Greetings Corp., Class A	3,800	61,180
Blyth, Inc.	1,600	27,776
CSS Industries, Inc.	1,000	25,970
Prestige Brands Holdings, Inc.†	2,075	53,307
		168,233
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	4,220	31,608
Rock-Tenn Co., Class A	756	70,149
		101,757
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,051	124,049
Procter & Gamble Co.	1,828	140,866
		264,915
Cruise Lines — 0.0%
Carnival Corp.	471	16,155
Data Processing/Management — 0.1%
CSG Systems International, Inc.†	3,100	65,689
Fair Isaac Corp.	675	30,841
		96,530
Distribution/Wholesale — 0.1%
United Stationers, Inc.	2,200	85,030
Diversified Banking Institutions — 0.8%
Bank of America Corp.	5,971	72,727
Citigroup, Inc.	2,433	107,636
Goldman Sachs Group, Inc.	1,057	155,537
JPMorgan Chase & Co.	3,856	183,006
Morgan Stanley	1,899	41,740
		560,646
Diversified Financial Services — 0.1%
DFC Global Corp.†	3,275	54,496
Diversified Manufacturing Operations — 0.6%
Dover Corp.	884	64,426
Eaton Corp. PLC	325	19,906
General Electric Co.	3,032	70,100
Leggett & Platt, Inc.	3,125	105,562
Park-Ohio Holdings Corp.†	350	11,596
Standex International Corp.	1,100	60,742
Tredegar Corp.	1,475	43,424
		375,756
Drug Delivery Systems — 0.1%
Nektar Therapeutics†	3,750	41,250

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
E-Commerce/Products — 3.1%
Amazon.com, Inc.†	1,585	$422,387
eBay, Inc.†	30,895	1,675,127
Overstock.com, Inc.†	2,275	28,028
		2,125,542
E-Commerce/Services — 0.0%
Move, Inc.†	1,025	12,249
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	2,400	14,328
E-Services/Consulting — 0.1%
Websense, Inc.†	2,450	36,750
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,867	104,309
Electric-Integrated — 0.7%
CH Energy Group, Inc.	225	14,713
Dominion Resources, Inc.	544	31,650
Duke Energy Corp.	738	53,571
El Paso Electric Co.	1,475	49,634
NextEra Energy, Inc.	657	51,036
NorthWestern Corp.	3,125	124,562
PG&E Corp.	882	39,275
PNM Resources, Inc.	1,275	29,695
Portland General Electric Co.	2,100	63,693
UNS Energy Corp.	650	31,811
		489,640
Electronic Components-Misc. — 0.9%
TE Connectivity, Ltd.	14,391	603,415
Vishay Intertechnology, Inc.†	1,500	20,415
		623,830
Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A	1,523	52,802
DSP Group, Inc.†	625	5,044
First Solar, Inc.†	975	26,286
Intel Corp.	2,445	53,423
LSI Corp.†	10,525	71,359
Micron Technology, Inc.†	3,840	38,323
Peregrine Semiconductor Corp.†	1,550	15,144
PLX Technology, Inc.†	18,400	83,904
Texas Instruments, Inc.	1,891	67,093
		413,378
Electronic Connectors — 0.5%
Amphenol Corp., Class A	4,296	320,696
Electronic Security Devices — 0.2%
Taser International, Inc.†	13,825	109,909
Engineering/R&D Services — 0.4%
Argan, Inc.	1,925	28,702
EMCOR Group, Inc.	3,200	135,648
Fluor Corp.	1,193	79,131
		243,481
Enterprise Software/Service — 0.9%
Digital River, Inc.†	6,075	85,901
Informatica Corp.†	1,162	40,054
MedAssets, Inc.†	4,800	92,400
Oracle Corp.	11,882	384,264
		602,619
Security Description	Shares	Value (Note 2)
Entertainment Software — 0.0%
Activision Blizzard, Inc.	312	$4,546
Finance-Consumer Loans — 0.5%
Nelnet, Inc., Class A	1,425	48,165
Ocwen Financial Corp.†	2,650	100,488
Portfolio Recovery Associates, Inc.†	350	44,422
World Acceptance Corp.†	1,325	113,778
		306,853
Finance-Investment Banker/Broker — 0.1%
Investment Technology Group, Inc.†	4,900	54,096
TD Ameritrade Holding Corp.	1,659	34,209
		88,305
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	1,500	20,520
Marlin Business Services Corp.	1,575	36,524
		57,044
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	200	6,604
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	1,150	35,063
Boulder Brands, Inc.†	1,538	13,811
Kellogg Co.	1,002	64,559
Mondelez International, Inc., Class A	3,106	95,075
		208,508
Food-Retail — 0.1%
Arden Group, Inc., Class A	189	19,106
SUPERVALU, Inc.	7,775	39,186
		58,292
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	1,400	36,218
Gas-Distribution — 0.2%
AGL Resources, Inc.	600	25,170
Laclede Group, Inc.	550	23,485
New Jersey Resources Corp.	425	19,061
Piedmont Natural Gas Co., Inc.	950	31,236
Southwest Gas Corp.	675	32,036
		130,988
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	9,500	35,625
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	682	29,483
Marriott International, Inc., Class A	1,107	46,748
Starwood Hotels & Resorts Worldwide, Inc.	600	38,238
		114,469
Housewares — 0.0%
Lifetime Brands, Inc.	1,650	18,827
Human Resources — 0.5%
Barrett Business Services, Inc.	3,150	165,879
Cross Country Healthcare, Inc.†	1,450	7,699
Monster Worldwide, Inc.†	29,328	148,693
		322,271

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	1,100	$14,366
Industrial Automated/Robotic — 1.7%
FANUC Corp.	6,400	984,668
Hurco Cos., Inc.†	1,200	32,676
Nordson Corp.	1,500	98,925
		1,116,269
Instruments-Controls — 0.2%
Honeywell International, Inc.	1,795	135,253
Mettler-Toledo International, Inc.†	125	26,653
Watts Water Technologies, Inc., Class A	100	4,799
		166,705
Insurance-Life/Health — 1.3%
American Equity Investment Life Holding Co.	4,075	60,677
CNO Financial Group, Inc.	5,750	65,837
Prudential Financial, Inc.	1,519	89,606
Prudential PLC	39,910	645,829
		861,949
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	2,400	61,920
MetLife, Inc.	1,652	62,809
		124,729
Insurance-Property/Casualty — 0.3%
Chubb Corp.	399	34,924
EMC Insurance Group, Inc.	275	7,241
Meadowbrook Insurance Group, Inc.	1,125	7,931
Navigators Group, Inc.†	600	35,250
ProAssurance Corp.	1,200	56,796
Stewart Information Services Corp.	450	11,462
Travelers Cos., Inc.	586	49,335
		202,939
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	350	13,503
Platinum Underwriters Holdings, Ltd.	1,325	73,948
		87,451
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	625	4,575
IntraLinks Holdings, Inc.†	7,300	46,428
		51,003
Internet Connectivity Services — 0.0%
Envivio, Inc.†	1,250	2,125
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	1,400	34,048
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,000	20,220
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	4,799	67,186
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	625	95,981
Artisan Partners Asset Management, Inc.†	125	4,931
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
Federated Investors, Inc., Class B	825	$19,528
Franklin Resources, Inc.	177	26,693
Janus Capital Group, Inc.	175	1,645
T. Rowe Price Group, Inc.	603	45,147
		193,925
Lasers-System/Components — 0.1%
Coherent, Inc.	1,450	82,273
Leisure Products — 0.1%
Brunswick Corp.	1,825	62,451
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	950	65,882
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	675	30,719
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	498	43,311
Hyster-Yale Materials Handling, Inc.	350	19,982
		63,293
Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	1,100	49,500
Kadant, Inc.	950	23,750
Sauer-Danfoss, Inc.	1,750	102,252
		175,502
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	175	9,338
Medical Instruments — 0.3%
CONMED Corp.	2,825	96,219
SurModics, Inc.†	3,200	87,200
		183,419
Medical Products — 0.4%
Accuray, Inc.†	3,275	15,196
Covidien PLC	1,330	90,227
Cyberonics, Inc.†	375	17,554
Greatbatch, Inc.†	1,800	53,766
Invacare Corp.	3,100	40,455
Orthofix International NV†	2,300	82,501
		299,699
Medical-Biomedical/Gene — 5.5%
Ariad Pharmaceuticals, Inc.†	3,925	71,003
Arqule, Inc.†	2,350	6,087
Cambrex Corp.†	1,625	20,784
Celgene Corp.†	22,416	2,598,239
Dynavax Technologies Corp.†	6,875	15,262
Gilead Sciences, Inc.†	9,861	482,499
Merrimack Pharmaceuticals, Inc.†	3,975	24,247
OncoGenex Pharmaceutical, Inc.†	1,850	20,960
Pacific Biosciences of California, Inc.†	6,125	15,251
RTI Biologics, Inc.†	1,268	4,996
Vertex Pharmaceuticals, Inc.†	8,407	462,217
		3,721,545
Medical-Drugs — 1.3%
Abbott Laboratories	316	11,161
Achillion Pharmaceuticals, Inc.†	6,000	52,440

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Amicus Therapeutics, Inc.†	11,825	$37,485
Eli Lilly & Co.	1,245	70,704
Johnson & Johnson	2,295	187,111
Medivation, Inc.†	561	26,238
Merck & Co., Inc.	2,067	91,423
Orexigen Therapeutics, Inc.†	3,400	21,250
Pfizer, Inc.	5,709	164,762
Repros Therapeutics, Inc.†	1,300	20,938
Sciclone Pharmaceuticals, Inc.†	8,475	38,985
ViroPharma, Inc.†	5,050	127,058
Vivus, Inc.†	3,300	36,300
		885,855
Medical-HMO — 0.2%
Centene Corp.†	725	31,929
Magellan Health Services, Inc.†	425	20,217
Molina Healthcare, Inc.†	1,850	57,110
UnitedHealth Group, Inc.	1,021	58,411
		167,667
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	998	40,549
Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Inc., Class A†	4,975	32,686
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	2,200	24,464
Gentiva Health Services, Inc.†	3,775	40,845
		65,309
Metal Processors & Fabrication — 1.5%
Ampco-Pittsburgh Corp.	200	3,782
Mueller Industries, Inc.	1,475	78,603
Precision Castparts Corp.	4,237	803,420
Worthington Industries, Inc.	3,925	121,596
		1,007,401
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,917	63,453
Metal-Diversified — 0.8%
Turquoise Hill Resources, Ltd.†	86,332	549,072
Miscellaneous Manufacturing — 0.2%
FreightCar America, Inc.	4,250	92,735
Trimas Corp.†	1,450	47,081
		139,816
Multimedia — 3.0%
Journal Communications, Inc., Class A†	1,725	11,592
News Corp., Class A	60,289	1,840,020
Time Warner, Inc.	940	54,163
Walt Disney Co.	1,664	94,515
		2,000,290
Networking Products — 0.2%
Black Box Corp.	1,200	26,172
Cisco Systems, Inc.	4,026	84,184
		110,356
Security Description	Shares	Value (Note 2)
Office Furnishings-Original — 0.0%
Knoll, Inc.	475	$8,612
Steelcase, Inc., Class A	625	9,206
		17,818
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	225	963
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	1,189	103,978
Cabot Oil & Gas Corp.	307	20,756
Clayton Williams Energy, Inc.†	175	7,653
Contango Oil & Gas Co.	225	9,020
Continental Resources, Inc.†	171	14,865
Devon Energy Corp.	255	14,387
EOG Resources, Inc.	642	82,221
EPL Oil & Gas, Inc.†	4,550	121,986
EQT Corp.	397	26,897
Isramco, Inc.†	50	4,957
Noble Energy, Inc.	298	34,467
Occidental Petroleum Corp.	1,135	88,950
PetroQuest Energy, Inc.†	2,750	12,210
Range Resources Corp.	475	38,494
Stone Energy Corp.†	1,475	32,081
Swift Energy Co.†	825	12,218
Vaalco Energy, Inc.†	5,125	38,899
W&T Offshore, Inc.	4,900	69,580
		733,619
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,389	165,041
Exxon Mobil Corp.	1,849	166,613
Hess Corp.	1,380	98,822
Suncor Energy, Inc.	1,859	55,789
		486,265
Oil Field Machinery & Equipment — 0.1%
Dresser-Rand Group, Inc.†	650	40,079
Oil Refining & Marketing — 0.3%
Delek US Holdings, Inc.	2,875	113,447
Marathon Petroleum Corp.	579	51,878
Western Refining, Inc.	350	12,394
		177,719
Oil-Field Services — 0.7%
Cal Dive International, Inc.†	10,300	18,540
Halliburton Co.	584	23,670
Helix Energy Solutions Group, Inc.†	4,775	109,252
Schlumberger, Ltd.	4,158	311,393
Weatherford International, Ltd.†	1,844	22,386
		485,241
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	725	21,714
Domtar Corp.	350	27,167
Neenah Paper, Inc.	1,150	35,374
P.H. Glatfelter Co.	2,825	66,048
Resolute Forest Products†	2,550	41,259
		191,562

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Pharmacy Services — 2.4%
Express Scripts Holding Co.†	28,418	$1,638,298
Poultry — 0.0%
Sanderson Farms, Inc.	500	27,310
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,700	86,010
Precious Metals — 0.0%
Coeur d'Alene Mines Corp.†	1,325	24,990
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	13,400	39,932
Consolidated Graphics, Inc.†	500	19,550
Deluxe Corp.	1,575	65,205
Quad/Graphics, Inc.	3,050	73,017
		197,704
Publishing-Books — 0.1%
Courier Corp.	288	4,150
Scholastic Corp.	2,525	67,291
		71,441
Radio — 0.0%
Entercom Communications Corp., Class A†	1,675	12,462
Real Estate Investment Trusts — 1.7%
Anworth Mortgage Asset Corp.	5,750	36,398
Ashford Hospitality Trust, Inc.	625	7,725
Associated Estates Realty Corp.	250	4,660
BioMed Realty Trust, Inc.	675	14,580
Capstead Mortgage Corp.	6,525	83,650
CBL & Associates Properties, Inc.	1,500	35,400
Coresite Realty Corp.	4,450	155,661
CYS Investments, Inc.	2,025	23,774
DCT Industrial Trust, Inc.	3,200	23,680
DiamondRock Hospitality Co.	1,675	15,594
EastGroup Properties, Inc.	650	37,830
Equity Lifestyle Properties, Inc.	250	19,200
First Industrial Realty Trust, Inc.	525	8,993
Home Properties, Inc.	775	49,150
Hospitality Properties Trust	1,475	40,474
Host Hotels & Resorts, Inc.	2,319	40,559
Lexington Realty Trust	1,525	17,995
LTC Properties, Inc.	2,475	100,807
MFA Financial, Inc.	625	5,825
National Retail Properties, Inc.	525	18,989
Pennsylvania Real Estate Investment Trust	1,600	31,024
Post Properties, Inc.	800	37,680
Potlatch Corp.	2,325	106,624
PS Business Parks, Inc.	175	13,811
RAIT Financial Trust	3,700	29,489
Ramco-Gershenson Properties Trust	2,850	47,880
Redwood Trust, Inc.	3,550	82,289
Saul Centers, Inc.	600	26,244
Strategic Hotels & Resorts, Inc.†	1,950	16,283
Taubman Centers, Inc.	425	33,006
		1,165,274
Security Description	Shares	Value (Note 2)
Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	4,525	$42,807
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	275	12,018
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	3,192	71,054
Rent-A-Center, Inc.	250	9,235
		80,289
Research & Development — 0.1%
AVEO Pharmaceuticals, Inc.†	1,600	11,760
PAREXEL International Corp.†	1,675	66,179
		77,939
Retail-Apparel/Shoe — 1.8%
ANN, Inc.†	1,325	38,451
Brown Shoe Co., Inc.	2,300	36,800
L Brands, Inc.	24,755	1,105,558
Stein Mart, Inc.	1,415	11,858
		1,192,667
Retail-Appliances — 0.2%
Conn's, Inc.†	3,775	135,522
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	98	38,883
Retail-Building Products — 0.2%
Home Depot, Inc.	1,787	124,697
Retail-Discount — 0.2%
Target Corp.	1,127	77,143
Wal-Mart Stores, Inc.	325	24,320
		101,463
Retail-Drug Store — 0.3%
CVS Caremark Corp.	1,709	93,978
Rite Aid Corp.†	74,800	142,120
		236,098
Retail-Hair Salons — 0.0%
Regis Corp.	1,175	21,373
Retail-Home Furnishings — 0.0%
Restoration Hardware Holdings, Inc.†	50	1,750
Retail-Jewelry — 1.3%
Cie Financiere Richemont SA, Class A	11,091	870,684
Tiffany & Co.	337	23,435
		894,119
Retail-Major Department Stores — 0.0%
Saks, Inc.†	1,700	19,499
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	8,525	33,503
Retail-Pet Food & Supplies — 0.2%
PetMed Express, Inc.	9,125	122,412
Retail-Regional Department Stores — 0.2%
Bon-Ton Stores, Inc.	1,500	19,500
Dillard's, Inc., Class A	1,475	115,861
Macy's, Inc.	732	30,627
		165,988

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Restaurants — 0.4%
Biglari Holdings, Inc.†	275	$102,627
CEC Entertainment, Inc.	625	20,469
Red Robin Gourmet Burgers, Inc.†	1,150	52,440
Sonic Corp.†	5,750	74,060
		249,596
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	1,702	80,505
Retail-Video Rentals — 0.1%
Coinstar, Inc.†	1,500	87,630
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	1,225	31,434
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,650	23,034
Proto Labs, Inc.†	175	8,593
		31,627
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	425	4,190
BankFinancial Corp.	250	2,023
Beneficial Mutual Bancorp, Inc.†	1,000	10,300
Capitol Federal Financial, Inc.	250	3,018
OceanFirst Financial Corp.	1,025	14,780
		34,311
Schools — 0.0%
Bright Horizons Family Solutions, Inc.†	425	14,361
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	475	14,250
ION Geophysical Corp.†	1,125	7,661
		21,911
Semiconductor Components-Integrated Circuits — 0.4%
Aeroflex Holding Corp.†	2,580	20,279
Micrel, Inc.	4,900	51,499
QUALCOMM, Inc.	2,822	188,933
TriQuint Semiconductor, Inc.†	8,050	40,652
		301,363
Semiconductor Equipment — 0.1%
Brooks Automation, Inc.	475	4,836
Photronics, Inc.†	1,500	10,020
Rudolph Technologies, Inc.†	1,325	15,608
Ultra Clean Holdings, Inc.†	5,269	34,248
		64,712
Software Tools — 0.7%
VMware, Inc., Class A†	5,785	456,321
Specified Purpose Acquisitions — 0.0%
National Bank Holdings Corp., Class A	500	9,150
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	786	55,940
United States Steel Corp.	1,628	31,746
		87,686
Security Description	Shares	Value (Note 2)
Telecom Services — 0.1%
Aviat Networks, Inc.†	2,700	$9,099
Fairpoint Communications, Inc.†	3,775	28,200
NTELOS Holdings Corp.	125	1,601
		38,900
Telecommunication Equipment — 0.4%
Arris Group, Inc.†	5,975	102,591
Comtech Telecommunications Corp.	5,625	136,575
Plantronics, Inc.	600	26,514
		265,680
Telephone-Integrated — 0.3%
AT&T, Inc.	1,885	69,160
CenturyLink, Inc.	1,868	65,623
Verizon Communications, Inc.	1,918	94,270
		229,053
Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	550	11,132
Textile-Apparel — 0.0%
Unifi, Inc.†	300	5,730
Therapeutics — 0.2%
Cornerstone Therapeutics, Inc.†	1,400	9,898
Onyx Pharmaceuticals, Inc.†	275	24,437
Threshold Pharmaceuticals, Inc.†	16,125	74,336
		108,671
Tobacco — 0.4%
Altria Group, Inc.	1,239	42,609
Philip Morris International, Inc.	501	46,448
Universal Corp.	2,675	149,907
		238,964
Transactional Software — 0.0%
VeriFone Systems, Inc.†	800	16,544
Transport-Rail — 0.3%
Union Pacific Corp.	1,202	171,177
Transport-Services — 1.6%
United Parcel Service, Inc., Class B	12,205	1,048,409
Transport-Truck — 0.3%
Arkansas Best Corp.	1,050	12,264
Celadon Group, Inc.	425	8,865
Con-way, Inc.	675	23,767
Heartland Express, Inc.	1,500	20,010
Saia, Inc.†	2,600	94,042
Swift Transportation Co.†	1,950	27,651
		186,599
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,175	25,545
Vitamins & Nutrition Products — 0.5%
Herbalife, Ltd.	125	4,681
Mead Johnson Nutrition Co.	3,651	282,770
USANA Health Sciences, Inc.†	750	36,248
		323,699
Web Portals/ISP — 0.3%
Google, Inc., Class A†	282	223,916

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount(11)	Value (Note 2)
COMMON STOCK (continued)
Wireless Equipment — 1.8%
Crown Castle International Corp.†	13,734	$956,436
InterDigital, Inc.	3,850	184,145
RF Micro Devices, Inc.†	3,475	18,487
Telenav, Inc.†	2,650	17,093
Ubiquiti Networks, Inc.	2,950	40,474
		1,216,635
Total Common Stock (cost $35,596,266)		46,446,330
PREFERRED STOCK — 0.0%
Banks-Commercial — 0.0%
City National Corp. Series C 5.50%	125	3,113
Zions Bancorporation FRS Series G 6.30%	275	7,356
		10,469
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	6,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	300	996
Insurance-Property/Casualty — 0.0%
Hanover Insurance Group, Inc. 6.35%	30	770
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Series C 6.50%	137	3,422
Total Preferred Stock (cost $18,772)		15,658
ASSET BACKED SECURITIES — 3.6%
Diversified Financial Services — 3.6%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 10/08/2016	$30,000	31,048
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	44,547	45,612
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	20,000	20,521
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	20,000	20,670
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(4)	$727	$730
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.94% due 02/10/2051(5)	40,000	46,388
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(4)	17,068	16,563
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(4)	6,239	6,216
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(4)	36,454	36,038
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.81% due 02/25/2036(4)	73,401	62,710
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(5)	50,000	56,287
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(5)	40,000	46,593
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	4,792	4,863
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	4,000	3,986
Citicorp Mtg. Securities Trust Series 2006-2, Class 1A8 5.75% due 04/25/2036(4)	218	218
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.88% due 12/10/2049(5)	50,000	58,142
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(4)	50,671	43,234
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.39% due 07/15/2044(5)	100,000	109,347
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	39,683	46,297
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	50,000	50,001
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(5)	25,000	29,224
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	16,681	17,178

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(5)	$50,000	$56,237
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.37% due 01/25/2037(4)	40,762	31,347
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	25,000	25,231
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(4)	103	104
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(4)	28,933	27,269
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(4)	1,795	1,703
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.59% due 05/25/2035(4)	74,238	67,466
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(4)	5,193	5,248
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	105,000	114,051
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	30,000	34,197
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	10,000	10,203
GS Mtg. Securities Corp. II Series 2012-SHOP, Class A 2.93% due 06/05/2031*(5)	100,000	104,422
GS Mtg. Securities Corp. II, VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(5)	100,000	119,107
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	150,000	156,664
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(5)	45,000	45,417
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	30,000	33,168
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.78% due 01/25/2036(4)	$36,210	$32,634
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(4)	22,288	20,767
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.85% due 03/25/2047(4)	14,115	11,916
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.74% due 05/25/2035(4)	32,916	29,044
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(5)	30,000	30,075
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	35,000	39,440
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.06% due 06/15/2038(5)	30,000	34,027
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.33% due 04/15/2041(5)	25,000	30,019
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.70% due 12/25/2034(4)	26,250	26,219
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	50,000	57,109
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	30,293	27,756
MortgageIT Trust FRS Series 2005-4, Class A1 0.48% due 10/25/2035(4)	85,224	73,266
MortgageIT Trust FRS Series 2004-2, Class A1 0.57% due 12/25/2034(4)	3,952	3,832
MortgageIT Trust FRS Series 2004-1, Class A2 1.10% due 11/25/2034(4)	1,675	1,468
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.95% due 08/25/2034	3,167	3,271
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.30% due 02/25/2037	14,581	9,383
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	30,000	30,867
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	25,000	25,787

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.27% due 04/25/2037	$79,944	$41,103
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.33% due 05/25/2037	39,438	21,788
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.60% due 02/20/2047(4)	58,722	50,948
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	5,576	5,607
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	11,636	12,036
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	35,000	35,887
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	15,000	15,847
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,046
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(5)	19,000	21,527
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(4)	76,216	74,462
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(4)	31,925	28,313
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/2035(4)	56,429	56,765
Total Asset Backed Securities (cost $2,307,138)		2,439,909
U.S. CORPORATE BONDS & NOTES — 7.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	61,000	65,422
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	3,000	2,738
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	10,000	11,038
Security Description	Principal Amount(11)	Value (Note 2)
Aerospace/Defense (continued)
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042*	$6,000	$5,487
		16,525
Aerospace/Defense-Equipment — 0.0%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	11,063
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	4,000	4,253
		15,316
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	43,000	47,414
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	1,627	1,659
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	11,648	10,134
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	3,000	3,015
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	6,217	6,636
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	18,880	20,308
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	21,915	25,585
		67,337
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	2,000	2,155
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	2,000	2,020
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	6,000	5,584

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	$13,000	$14,216
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	27,437
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	3,000	3,110
Regions Bank Sub. Notes 7.50% due 05/15/2018	5,000	6,138
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	6,000	6,166
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	11,000	11,749
		68,816
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	7,000	7,079
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.84% due 03/01/2027	10,000	8,350
Comerica Bank Sub. Notes 5.20% due 08/22/2017	7,000	8,071
		16,421
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	10,000	11,150
Banks-Super Regional — 0.2%
Capital One Financial Corp. FRS Senior Notes 1.45% due 07/15/2014	5,000	5,054
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	9,000	9,185
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	15,000	17,244
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	35,000	37,480
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	1,000	1,143
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	17,000	20,234
Security Description	Principal Amount(11)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	$10,000	$10,067
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(6)	5,000	5,769
		106,176
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	6,000	5,055
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	24,126
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.25% due 04/01/2023	6,000	6,088
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	15,000	16,500
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	30,000	30,562
		53,150
Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	6,000	6,360
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	4,000	4,120
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,000	3,210
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/2016	15,000	16,750
Masco Corp. Bonds 6.50% due 08/15/2032	5,000	5,094
		21,844
Building-Residential/Commercial — 0.0%
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	2,000	2,145

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	$2,000	$1,940
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	19,000	20,092
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	21,450
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	42,000	42,278
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	4,000	4,064
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	30,452
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	10,000	14,814
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	20,000	20,443
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	16,000	15,463
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	10,000	11,432
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	23,310
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	5,000	6,766
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	18,000	16,362
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	25,000	26,655
		255,521
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	5,000	4,938
Security Description	Principal Amount(11)	Value (Note 2)
Casino Hotels (continued)
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)	$5,900	$6,519
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	5,000	5,606
		17,063
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	55,000	57,165
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	3,000	3,060
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,200
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	5,000	6,181
		68,606
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	25,000	27,454
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	2,000	2,225
Chemicals-Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	5,000	5,038
Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	3,000	3,022
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,635
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	4,000	3,880
		13,537
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	2,000	1,805
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	2,000	2,065

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coal (continued)
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	$5,000	$5,537
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	25,000	26,625
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	10,000	11,400
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	4,000	4,210
		51,642
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	2,000	2,120
Western Union Co. Notes 2.88% due 12/10/2017	6,000	6,089
		8,209
Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	6,000	5,943
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	6,000	6,431
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	10,000	13,368
		19,799
Computers — 0.1%
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	10,000	10,200
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	10,000	10,369
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	5,000	5,222
		25,791
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	3,000	2,910
Reynolds Group Issuer, Inc. Senior Sec. Notes 5.75% due 10/15/2020	2,000	2,038
		4,948
Security Description	Principal Amount(11)	Value (Note 2)
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	$5,000	$5,463
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	1,000	970
		6,433
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	2,000	2,158
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	2,000	2,210
		4,368
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	5,000	5,362
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	3,000	3,128
		8,490
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	4,000	3,994
Diversified Banking Institutions — 1.2%
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 04/15/2013(6)	27,000	23,625
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	26,000	25,876
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	8,000	7,889
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	15,000	15,051
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	17,352
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	5,000	5,905
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	50,000	58,047
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	25,000	25,826

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	$15,000	$16,677
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	10,000	11,707
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	25,000	27,801
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	16,000	17,558
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(6)	4,000	4,151
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	50,000	66,612
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	8,000	8,109
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	5,000	5,697
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	20,000	22,392
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	65,000	72,545
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	20,000	23,567
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	20,000	22,412
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	15,000	18,766
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	25,000	24,961
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,972
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	11,032
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	45,000	47,735
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	11,000	12,908
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	16,000	19,543
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(6)	$5,000	$5,744
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/2077	3,000	2,363
Morgan Stanley Senior Notes 4.75% due 03/22/2017	7,000	7,721
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	26,000	27,563
Morgan Stanley Senior Notes 5.50% due 07/28/2021	7,000	8,025
Morgan Stanley Senior Notes 5.75% due 01/25/2021	100,000	115,559
Morgan Stanley Senior Notes 6.38% due 07/24/2042	6,000	7,209
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	2,000	2,447
		801,347
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	4,000	4,066
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	35,000	39,184
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	35,000	41,744
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	25,000	29,587
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	29,000	33,814
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	32,000	40,733
		189,128
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,000	2,090
Textron, Inc. Senior Notes 4.63% due 09/21/2016	13,000	14,259
		16,349
E-Commerce/Products — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	10,000	9,925

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	$2,000	$1,940
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,850
Electric-Integrated — 0.2%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	8,000	8,133
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	12,000	13,728
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,880
Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	25,077
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	2,000	2,020
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	7,000	7,055
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	8,000	8,667
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	5,000	5,057
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	8,000	8,091
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	4,000	3,809
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	3,000	3,197
Great Plains Energy, Inc. VRS Senior Notes 5.29% due 06/15/2022	4,000	4,540
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	4,000	4,030
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	19,507
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	7,000	7,956
		143,747
Security Description	Principal Amount(11)	Value (Note 2)
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 4.70% due 09/15/2022	$11,000	$10,959
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	2,000	1,995
Intel Corp. Senior Notes 4.00% due 12/15/2032	4,000	3,951
		5,946
Finance-Auto Loans — 0.0%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	5,000	5,018
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	3,000	3,129
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,662
		13,809
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	12,000	12,040
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	5,000	5,917
SLM Corp. Senior Notes 5.63% due 08/01/2033	20,000	18,500
SLM Corp. Notes 6.00% due 01/25/2017	5,000	5,437
SLM Corp. Senior Notes 6.25% due 01/25/2016	20,000	21,850
SLM Corp. Senior Notes 8.45% due 06/15/2018	5,000	5,925
		57,629
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	12,428
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	5,000	5,330
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,872
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	7,000	1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	$10,000	$1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	9,000	10,006
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	112,635
		142,273
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	5,000	5,188
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	4,000	4,330
		9,518
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	4,000	4,038
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	2,000	2,100
Food-Misc./Diversified — 0.0%
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	3,000	3,745
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	5,000	6,727
		10,472
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	30,534
Southern Union Co. Senior Notes 7.60% due 02/01/2024	6,000	7,664
		38,198
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,238
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	12,921	14,181
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,475
Security Description	Principal Amount(11)	Value (Note 2)
Independent Power Producers (continued)
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	$5,000	$5,887
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,644
		31,187
Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 2.38% due 02/15/2020	4,000	3,991
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	3,000	3,461
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	2,000	2,021
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	6,000	6,017
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	9,000	9,805
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	6,000	6,210
		27,514
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 4.00% due 03/15/2023	7,000	6,905
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	10,000	11,862
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	25,000	36,188
		54,955
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	5,000	5,188
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	25,000	38,646
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,165
		54,999
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	35,000	50,925

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	$10,000	$11,700
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	5,000	5,587
		17,287
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,000	2,110
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	4,000	4,250
Medtronic, Inc. Senior Notes 4.00% due 04/01/2043	5,000	4,863
St Jude Medical, Inc. Senior Notes 3.25% due 04/15/2023	3,000	3,013
St Jude Medical, Inc. Senior Notes 4.75% due 04/15/2043	3,000	3,058
		15,184
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	8,000	10,693
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	5,000	5,725
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	4,000	4,300
		20,718
Medical-Biomedical/Gene — 0.0%
Amgen Inc. Senior Notes 6.90% due 06/01/2038	10,000	13,208
Medical-Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	7,000	7,054
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	8,000	8,095
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	2,000	2,138
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	3,000	3,019
Security Description	Principal Amount(11)	Value (Note 2)
Medical-Drugs (continued)
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	$9,000	$9,127
		29,433
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	7,000	6,893
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	6,000	6,588
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	6,000	7,001
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	2,000	2,018
		22,500
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	4,000	4,523
Cigna Corp. Senior Notes 6.15% due 11/15/2036	2,000	2,417
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	15,000	15,746
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	6,000	6,050
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	30,000	30,384
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	4,000	4,027
		63,147
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,165
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	10,000	10,475
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	17,000	19,178
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	20,000	22,075
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	4,000	4,205

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	$2,000	$2,150
		60,248
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	4,000	4,008
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	4,000	4,017
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	35,000	35,101
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	4,000	3,953
		43,071
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	21,000	20,694
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	5,000	5,213
Multimedia — 0.3%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	3,000	3,019
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	74,107
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	10,000	12,679
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	41,400
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	6,000	7,757
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	41,016
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	7,000	9,677
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	29,000	26,792
		216,447
Security Description	Principal Amount(11)	Value (Note 2)
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	$4,000	$4,190
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	7,000	6,668
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	3,000	3,255
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	4,000	3,994
		7,249
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,275
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	30,727
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,800
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	4,000	4,270
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	2,000	2,028
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,000	2,210
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	5,000	5,300
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,275
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	2,000	2,155
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	5,113
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	5,000	5,162
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	5,000	5,206

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	$11,000	$13,133
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,990
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	7,000	7,916
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	5,000	5,867
Plains Exploration & Production Co. Company Guar. Notes 6.50% due 11/15/2020	11,000	12,155
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,398
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,687
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	5,000	5,362
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	5,000	5,500
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	2,000	2,125
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	14,000	16,851
		159,505
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 7.88% due 10/01/2029	3,000	3,869
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	5,000	5,021
		8,890
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	1,000	1,243
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	5,000	5,375
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,350
		10,725
Security Description	Principal Amount(11)	Value (Note 2)
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	$5,000	$4,900
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	10,000	10,875
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	13,000	15,382
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	8,000	8,380
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	15,000	18,258
		57,795
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	50,000	51,079
Pipelines — 0.2%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	2,000	1,975
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,985
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	15,000	17,156
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	6,000	5,697
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,242
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	18,000	20,745
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	27,000	26,868
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	13,000	14,854
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	8,000	8,167
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,488
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	10,000	11,066

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	$3,000	$3,240
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	2,000	2,069
		122,552
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	2,000	2,135
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	5,000	5,425
Real Estate Investment Trusts — 0.5%
American Tower Trust I Sec. Notes 1.55% due 03/15/2043*	9,000	9,035
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,513
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	25,000	28,004
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	18,316
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	10,000	10,750
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,674
HCP, Inc. Senior Notes 6.00% due 01/30/2017	35,000	40,514
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	41,000	46,254
Host Hotels & Resorts LP Senior Notes 3.75% due 10/15/2023	2,000	2,008
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	10,000	11,075
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	38,882
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,928
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,286
Security Description	Principal Amount(11)	Value (Note 2)
Real Estate Investment Trusts (continued)
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	$5,000	$5,431
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	50,000	50,423
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	10,000	10,033
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	30,000	33,340
		335,466
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	40,000	46,019
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	5,000	5,329
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	30,000	31,152
		36,481
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,759
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	2,000	2,200
		14,959
Retail-Apparel/Shoe — 0.1%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	2,000	2,055
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	15,000	17,231
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	5,000	5,575
		24,861
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	10,000	10,698

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	$6,000	$6,510
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	30,812	38,342
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	4,739	5,513
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,759	10,353
		54,208
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	3,000	3,518
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	5,000	5,325
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	5,000	5,163
		10,488
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	2,000	2,405
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,656
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	2,000	2,140
		7,796
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	5,000	5,281
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,488
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	8,000	8,567
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	17,000	20,704
Security Description	Principal Amount(11)	Value (Note 2)
Savings & Loans/Thrifts (continued)
People's United Financial, Inc. Senior Notes 3.65% due 12/06/2022	$11,000	$11,212
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,127
		45,610
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	5,000	5,195
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	4,255
		9,450
Security Services — 0.0%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	6,000	6,023
ADT Corp. Senior Notes 3.50% due 07/15/2022*	4,000	3,988
		10,011
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	7,000	7,613
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	2,000	2,205
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	2,000	2,185
		4,390
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	6,000	6,708
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,563
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	8,000	9,675
Qwest Corp. Senior Notes 7.50% due 10/01/2014	10,000	10,900
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	35,000	37,035

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	$30,000	$40,983
		98,593
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	6,000	5,578
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	5,000	6,132
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	6,000	7,093
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	12,000	12,270
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	3,000	3,037
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	5,000	5,162
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,700
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,295
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	1,000	1,203
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	25,000	28,562
		83,032
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	25,000	33,390
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	5,000	5,338
		38,728
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	4,000	4,020
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	16,000	22,267
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	6,000	7,633
		29,900
Security Description	Principal Amount(11)	Value (Note 2)
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 2.38% due 07/30/2018	$7,000	$7,080
GATX Corp. Senior Notes 3.90% due 03/30/2023	16,000	16,120
		23,200
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.45% due 03/15/2043	10,000	10,115
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	9,000	11,002
		21,117
Transport-Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	3,000	3,090
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,170
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	35,000	35,849
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	8,000	8,158
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 3.13% due 05/11/2015*	6,000	6,208
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 4.25% due 01/17/2023*	2,000	2,014
		52,229
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	5,000	5,037
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	5,000	5,525
		10,562
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	645	716
Total U.S. Corporate Bonds & Notes (cost $4,465,912)		4,784,905

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.0%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	$9,000	$9,014
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	5,000	5,573
		14,587
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 0.98% due 03/09/2015	10,000	9,517
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	7,000	6,680
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	5,000	5,444
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	10,000	10,850
Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/ Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	5,000	5,137
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	3,000	3,037
Diversified Banking Institutions — 0.2%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	50,000	50,740
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	20,000	23,110
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	19,000	19,528
		93,378
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,150
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	5,000	5,706
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	4,000	4,006
		13,862
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	$5,000	$5,137
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	4,000	4,190
		9,327
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,185
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,000	1,027
		3,212
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(6)	6,000	6,165
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	25,000	25,316
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	20,000	21,640
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	5,000	5,821
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/2041	1,000	1,207
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	4,000	4,805
		58,789
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	10,000	13,253
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	5,000	5,587
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	10,000	14,539
		33,379
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	7,000	7,176
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	9,000	9,363

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	$35,000	$39,560
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	23,000	23,725
		79,824
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	3,000	2,993
Retail-Misc./Diversified — 0.0%
Wesfarmers, Ltd. Senior Notes 1.87% due 03/20/2018*	8,000	8,069
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017	2,148	2,281
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.25% due 08/05/2015	25,000	25,984
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	15,000	15,296
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	20,000	28,320
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	9,000	9,686
		38,006
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	6,000	6,090
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	5,000	5,344
Total Foreign Corporate Bonds & Notes (cost $444,957)		457,251
FOREIGN GOVERNMENT AGENCIES — 0.6%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	8,000	8,106
Security Description	Principal Amount(11)		Value (Note 2)
Sovereign — 0.6%
Brazil Letras do Tesouro Nacional Notes zero coupon due 01/01/2015	BRL	410,000	$175,180
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025		8,000	12,240
Government of Canada Senior Notes 0.88% due 02/14/2017		7,000	7,048
Government of Romania Senior Notes 6.75% due 02/07/2022		16,000	18,620
Republic of Colombia Senior Notes 8.13% due 05/21/2024		15,000	21,592
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		23,000	24,115
Republic of Hungary Senior Notes 4.13% due 02/19/2018		2,000	1,910
Republic of Hungary Senior Notes 6.25% due 01/29/2020		7,000	7,149
Republic of Poland Senior Notes 3.00% due 03/17/2023		15,000	14,528
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		15,000	25,162
Republic of Turkey Senior Notes 7.38% due 02/05/2025		12,000	15,330
Republic of Turkey Senior Notes 11.88% due 01/15/2030		5,000	9,125
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		5,000	5,833
Russian Federation Senior Notes 7.50% due 03/31/2030(8)		20,115	24,917
United Mexican States Senior Notes 4.75% due 03/08/2044		26,000	26,975
			389,724
Total Foreign Government Agencies (cost $402,397)			397,830
MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040		30,000	43,754
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		10,000	10,624

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	$11,000	$12,208
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	5,000	4,993
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	30,640
State of California General Obligation Bonds 6.51% due 04/01/2039	5,000	5,832
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	28,873
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	20,000	22,848
Total Municipal Bonds & Notes (cost $133,106)		159,772
U.S. GOVERNMENT AGENCIES — 7.8%
Federal Home Loan Mtg. Corp. — 1.1%
2.50% due 01/01/2028	7,703	8,013
3.00% due 10/01/2042	15,449	15,923
3.00% due 11/01/2042	7,915	8,134
3.00% due 02/01/2043	24,958	25,688
3.50% due 03/01/2042	5,878	6,206
4.00% due 09/01/2040	11,328	12,041
4.00% due April TBA	200,000	212,562
4.50% due 01/01/2039	4,113	4,400
5.00% due 03/01/2019	2,130	2,286
5.00% due 07/01/2021	66,378	71,241
5.00% due 02/01/2036	12,797	13,896
5.00% due 07/01/2038	6,816	7,332
5.00% due 07/01/2040	198,068	214,895
5.50% due 07/01/2034	10,309	11,243
5.50% due 09/01/2037	13,289	14,392
5.50% due 01/01/2038	13,441	14,595
5.50% due 04/01/2038	1,694	1,834
5.50% due 06/01/2041	7,259	7,883
6.00% due 08/01/2036	24,001	26,361
6.50% due 05/01/2016	16	16
6.50% due 05/01/2029	1,816	2,072
6.50% due 03/01/2036	8,970	10,200
6.50% due 05/01/2036	116	132
6.50% due 11/01/2037	9,732	11,073
7.50% due 08/01/2023	352	396
7.50% due 04/01/2028	1,681	2,016
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/2023(4)	7,143	7,980
Series 1226, Class Z 7.75% due 03/15/2022(4)	751	820
		713,630
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. — 5.2%
2.50% due 03/01/2028	$14,915	$15,518
3.00% due 01/01/2028	19,727	20,774
3.00% due 06/01/2042	6,304	6,507
3.00% due 12/01/2042	4,945	5,105
3.50% due 12/01/2041	49,151	51,935
3.50% due 04/01/2042	27,758	29,330
3.50% due 05/01/2042	10,996	11,619
3.50% due April TBA	1,000,000	1,055,938
4.00% due 09/01/2040	14,215	15,161
4.00% due 11/01/2040	3,310	3,530
4.00% due 12/01/2040	81,648	87,991
4.00% due 11/01/2041	5,662	6,041
4.00% due 01/01/2042	19,703	21,213
4.50% due 11/01/2022	26,193	28,229
4.50% due 01/01/2039	8,116	8,745
4.50% due 06/01/2039	273,978	303,023
4.50% due April TBA	200,000	215,469
4.57% due 01/01/2015	165,668	171,044
4.85% due 11/01/2015	198,787	214,299
5.00% due 06/01/2019	1,241	1,341
5.00% due 05/01/2035	2,971	3,234
5.00% due 07/01/2040	25,798	28,337
5.00% due 08/01/2040	19,590	21,518
5.00% due April TBA	400,000	433,313
5.50% due 03/01/2018	2,974	3,257
5.50% due 06/01/2019	6,094	6,673
5.50% due 11/01/2020	5,527	6,052
5.50% due 04/01/2021	121,984	133,571
5.50% due 11/01/2022	6,482	7,098
5.50% due 12/01/2029	4,815	5,258
5.50% due 06/01/2035	324,091	364,032
5.50% due 06/01/2038	29,445	32,308
6.00% due 06/01/2017	4,749	5,096
6.00% due 12/01/2033	17,113	19,259
6.00% due 05/01/2034	1,201	1,339
6.00% due 06/01/2040	873	957
6.00% due April TBA	100,000	109,531
6.50% due 08/01/2017	9,875	10,677
6.50% due 09/01/2032	24,662	28,656
6.50% due 04/01/2034	7,051	7,703
6.50% due 10/01/2037	1,034	1,225
7.00% due 06/01/2037	23,289	26,472
		3,528,378
Government National Mtg. Assoc. — 1.5%
4.00% due 09/15/2041	424,025	465,560
4.50% due 06/15/2041	417,662	456,701
6.00% due 11/15/2031	53,358	60,776
7.00% due 05/15/2033	13,812	16,903
8.50% due 11/15/2017	414	444
9.00% due 11/15/2021	233	255
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(4)	295	340
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	3,670	4,240
		1,005,219

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Sovereign Agency — 0.0%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	$6,000	$5,785
Total U.S. Government Agencies (cost $5,093,489)		5,253,012
U.S. GOVERNMENT TREASURIES — 5.6%
United States Treasury Bonds — 1.1%
United States Treasury Bonds 2.75% due 11/15/2042	70,000	64,881
3.13% due 11/15/2041	110,000	110,653
3.13% due 02/15/2042	5,000	5,025
4.38% due 02/15/2038(9)	260,000	325,041
4.38% due 11/15/2039	145,000	181,703
4.75% due 02/15/2041	50,000	66,406
5.25% due 11/15/2028	8,000	10,838
		764,547
United States Treasury Notes — 4.5%
United States Treasury Notes 0.25% due 11/30/2013(9)	45,000	45,030
0.25% due 02/28/2014	4,000	4,003
0.50% due 07/31/2017	2,000	1,989
0.63% due 08/31/2017	31,000	30,968
0.63% due 09/30/2017	12,000	11,977
0.75% due 02/28/2018	109,000	108,974
0.88% due 02/28/2017	70,000	70,897
0.88% due 04/30/2017	500,000	505,976
1.00% due 10/31/2016	45,000	45,833
1.00% due 03/31/2017	30,000	30,523
1.25% due 10/31/2015	28,000	28,667
1.63% due 08/15/2022	36,000	35,536
1.75% due 07/31/2015	200,000	206,797
1.75% due 05/15/2022	260,000	260,752
1.88% due 09/30/2017	25,000	26,342
2.00% due 01/31/2016	390,000	408,129
2.00% due 04/30/2016	395,000	414,534
2.00% due 02/15/2022	32,000	32,897
2.00% due 02/15/2023	299,000	302,784
2.13% due 05/31/2015	7,000	7,278
2.13% due 08/15/2021	27,000	28,215
2.50% due 04/30/2015	420,000	439,425
2.75% due 12/31/2017	9,000	9,861
		3,057,387
Total U.S. Government Treasuries (cost $3,725,142)		3,821,934
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(1)(2)	16	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	1	350
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
Television (continued)
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	1	$200
		550
Total Warrants (cost $17)		550
Total Long-Term Investment Securities (cost $52,187,196)		63,777,151
SHORT-TERM INVESTMENT SECURITIES — 5.4%
Time Deposits — 5.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2013 (cost $3,621,000)	$3,621,000	3,621,000
REPURCHASE AGREEMENTS — 3.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $180,000 and collateralized by $185,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $185,071	180,000	180,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $132,000 and collateralized by $135,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $135,052	132,000	132,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	345,000	345,000
Barclays Capital Inc. Joint Repurchase Agreement(10)	585,000	585,000
BNP Paribas SA Joint Repurchase Agreement(10)	345,000	345,000
Deutsche Bank AG Joint Repurchase Agreement(10)	65,000	65,000
Royal Bank of Scotland Joint Repurchase Agreement(10)	460,000	460,000
UBS Securities LLC Joint Repurchase Agreement(10)	390,000	390,000
Total Repurchase Agreements (cost $2,502,000)		2,502,000
TOTAL INVESTMENTS (cost $58,310,196)(12)	103.3%	69,900,151
Liabilities in excess of other assets	(3.3)	(2,221,975)
NET ASSETS	100.0%	$67,678,176

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $1,157,460 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $550 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2013, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/16 (strike price $500.00) Warrants	3/1/2011	1	$—	$350	$350	0.00%
ION Media Networks, Inc. Expries 12/18/16 (strike price $687.00) Warrants	11/11/2010	1	—	200	200	0.00
				$550		0.00%

(4)  Collateralized Mortgage Obligation

(5)  Commercial Mortgage Backed Security

(6)  Perpetual maturity — maturity date reflects the next call date.

(7)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
1	Short	Euro Bund Futures	June 2013	$186,633	$186,518	$115
4	Long	Russell 2000 Mini Index	June 2013	374,783	379,560	4,777
9	Long	U.S. Treasury 10YR Notes	June 2013	1,185,031	1,187,859	2,828
2	Short	U.S. Long Bonds	June 2013	287,485	288,938	(1,453)
						$6,267

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	SEK	243,000	USD	37,475	04/30/2013	$207	$—
JPMorgan Chase Bank	SEK	244,000	USD	37,611	04/30/2013	190	—
Morgan Stanley & Co., Inc.	USD	72,946	NOK	427,000	04/30/2013	83	—
UBS AG	BRL	340,000	USD	172,045	04/02/2013	3,790	—
	BRL	340,000	USD	168,668	05/03/2013	999	—
	USD	169,247	BRL	340,000	04/02/2013	—	(992)
						4,789	(992)
Net Unrealized Appreciation (Depreciation)						$5,269	$(992)

BRL — Brazilian Real

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$3,721,545	$—	$—	$3,721,545
Other Industries*	42,724,785	—	—	42,724,785
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	15,657	—	—	15,657
Asset Backed Securities	—	2,439,909	—	2,439,909
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	4,784,905	—	4,784,905
Foreign Corporate Bonds & Notes	—	457,251	—	457,251
Foreign Government Agencies	—	397,830	—	397,830
Municipal Bond & Notes	—	159,772	—	159,772
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	3,528,378	—	3,528,378
Other U.S. Government Agencies*	—	1,724,634	—	1,724,634
U.S. Government Treasuries	—	3,821,934	—	3,821,934
Warrants	—	—	550	550
Short-Term Investment Securities:
Time Deposits	—	3,621,000	—	3,621,000
Repurchase Agreements	—	2,502,000	—	2,502,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	7,720	—	—	7,720
Open Forward Foreign Currency Contracts-Appreciation	—	5,269	—	5,269
Total	$46,469,707	$23,442,883	$550	$69,913,140
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$1,453	$—	$—	$1,453
Open Forward Foreign Currency Contracts-Depreciation	—	992	—	992
Total	$1,453	$992	$—	$2,445

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	7.6%
Repurchase Agreements	7.0
United States Treasury Notes	6.7
Diversified Financial Services	6.6
Medical-Biomedical/Gene	4.1
Government National Mtg. Assoc.	3.8
Time Deposits	3.3
Diversified Banking Institutions	3.2
Computers	2.9
Multimedia	2.7
Real Estate Investment Trusts	2.4
E-Commerce/Products	2.3
United States Treasury Bonds	2.1
Pharmacy Services	2.0
Banks-Commercial	1.4
Oil Companies-Exploration & Production	1.4
Wireless Equipment	1.4
Retail-Apparel/Shoe	1.4
Medical-Drugs	1.3
Industrial Automated/Robotic	1.2
Metal Processors & Fabrication	1.1
Transport-Services	1.1
Insurance-Life/Health	1.1
Casino Hotels	1.0
Electric-Integrated	1.0
Retail-Jewelry	1.0
Banks-Super Regional	1.0
Oil Companies-Integrated	0.9
Computers-Memory Devices	0.8
Sovereign	0.8
Commercial Services	0.8
Enterprise Software/Service	0.7
Electronic Components-Misc.	0.7
Federal Home Loan Mtg. Corp.	0.7
Computer Services	0.6
Telephone-Integrated	0.6
Diversified Manufacturing Operations	0.6
Oil-Field Services	0.6
Electronic Components-Semiconductors	0.6
Metal-Diversified	0.6
Semiconductor Components-Integrated Circuits	0.6
Tobacco	0.6
Finance-Consumer Loans	0.6
Chemicals-Diversified	0.6
Airlines	0.5
Cable/Satellite TV	0.5
Software Tools	0.5
Athletic Footwear	0.5
Agricultural Chemicals	0.5
Brewery	0.5
Retail-Drug Store	0.5
Medical Products	0.5
Telecom Services	0.5
Insurance-Property/Casualty	0.5
Commercial Services-Finance	0.4
Apparel Manufacturers	0.4
Human Resources	0.4
Finance-Investment Banker/Broker	0.4
Medical-HMO	0.4
Retail-Restaurants	0.4
Paper & Related Products	0.4%
Telecommunication Equipment	0.4
Vitamins & Nutrition Products	0.4
Food-Misc./Diversified	0.4
Insurance-Multi-line	0.4
Cosmetics & Toiletries	0.3
Beverages-Wine/Spirits	0.3
Electronic Connectors	0.3
Municipal Bonds	0.3
Beverages-Non-alcoholic	0.3
Web Portals/ISP	0.3
Engineering/R&D Services	0.3
Aerospace/Defense-Equipment	0.3
Printing-Commercial	0.3
Investment Management/Advisor Services	0.3
Gas-Distribution	0.3
Pipelines	0.3
Transport-Truck	0.3
Broadcast Services/Program	0.3
Medical-Hospitals	0.3
Medical Instruments	0.2
Transport-Rail	0.2
Auto-Cars/Light Trucks	0.2
Chemicals-Specialty	0.2
Oil Refining & Marketing	0.2
Machinery-General Industrial	0.2
Consumer Products-Misc.	0.2
Retail-Regional Department Stores	0.2
Metal-Copper	0.2
Finance-Auto Loans	0.2
Miscellaneous Manufacturing	0.2
Retail-Appliances	0.2
Aerospace/Defense	0.2
Retail-Building Products	0.2
Retail-Pet Food & Supplies	0.2
Instruments-Controls	0.2
Hotels/Motels	0.2
Steel-Producers	0.2
Oil & Gas Drilling	0.2
Networking Products	0.2
Advertising Agencies	0.2
Rental Auto/Equipment	0.1
Data Processing/Management	0.1
Electronic Security Devices	0.1
Therapeutics	0.1
Electric Products-Misc.	0.1
Computer Aided Design	0.1
Building & Construction Products-Misc.	0.1
Retail-Discount	0.1
Building Products-Cement	0.1
Containers-Paper/Plastic	0.1
Agricultural Operations	0.1
Cellular Telecom	0.1
Applications Software	0.1
Coal	0.1
Real Estate Management/Services	0.1
Insurance-Mutual	0.1
Television	0.1
Insurance-Reinsurance	0.1
Trucking/Leasing	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited) (continued)

Industry Allocation*
Power Converter/Supply Equipment	0.1%
Retail-Video Rentals	0.1
Distribution/Wholesale	0.1
Lasers-System/Components	0.1
Savings & Loans/Thrifts	0.1
Research & Development	0.1
Retail-Sporting Goods	0.1
Finance-Leasing Companies	0.1
Retail-Auto Parts	0.1
Auto-Heavy Duty Trucks	0.1
Publishing-Books	0.1
Real Estate Operations & Development	0.1
Machinery-Construction & Mining	0.1
Internet Telephone	0.1
Medical-Outpatient/Home Medical	0.1
Lighting Products & Systems	0.1
Semiconductor Equipment	0.1
Leisure Products	0.1
Food-Retail	0.1
Computer Graphics	0.1
Internet Application Software	0.1
Independent Power Producers	0.1
Machinery-Farming	0.1
Recreational Centers	0.1
Drug Delivery Systems	0.1
Oil Field Machinery & Equipment	0.1
Footwear & Related Apparel	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
E-Services/Consulting	0.1
Internet Content-Information/News	0.1
Hazardous Waste Disposal	0.1
106.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 55.5%
Advanced Materials — 0.0%
STR Holdings, Inc.†	7,600	$16,492
Advertising Services — 0.0%
Millennial Media, Inc.†	3,800	24,130
Aerospace/Defense — 0.2%
Boeing Co.	1,299	111,519
Cubic Corp.	1,736	74,162
		185,681
Aerospace/Defense-Equipment — 0.3%
GenCorp, Inc.†	10,500	139,650
United Technologies Corp.	1,953	182,469
		322,119
Agricultural Chemicals — 0.5%
Monsanto Co.	4,943	522,129
Mosaic Co.	624	37,197
		559,326
Airlines — 0.3%
Alaska Air Group, Inc.†	2,300	147,108
Republic Airways Holdings, Inc.†	21,600	249,264
US Airways Group, Inc.†	1,000	16,970
		413,342
Apparel Manufacturers — 0.4%
Jones Group, Inc.	5,800	73,776
Prada SpA	44,500	449,689
		523,465
Applications Software — 0.1%
Microsoft Corp.	5,471	156,525
Athletic Footwear — 0.5%
NIKE, Inc., Class B	9,769	576,469
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	9,958	130,948
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,293	115,934
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Holding Corp.	1,600	28,528
Spartan Motors, Inc.	2,900	15,399
		43,927
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,400	60,808
Banks-Commercial — 1.2%
1st Source Corp.	1,100	26,070
Bancfirst Corp.	2,400	100,080
BancorpSouth, Inc.	5,100	83,130
Banner Corp.	1,100	35,013
BBCN Bancorp, Inc.	1,800	23,508
Cathay General Bancorp	2,000	40,240
Chemical Financial Corp.	700	18,466
Citizens & Northern Corp.	300	5,850
City Holding Co.	2,400	95,496
CoBiz Financial, Inc.	1,700	13,736
CVB Financial Corp.	8,900	100,303
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Commonwealth Financial Corp.	14,400	$107,424
First Financial Bancorp	1,300	20,865
First Interstate BancSystem, Inc.	1,000	18,810
First Merchants Corp.	600	9,282
FNB Corp.	3,400	41,140
Heartland Financial USA, Inc.	1,100	27,797
MainSource Financial Group, Inc.	1,300	18,252
MetroCorp Bancshares, Inc.†	900	9,081
OmniAmerican Bancorp, Inc.†	700	17,696
Oriental Financial Group, Inc.	5,800	89,958
PacWest Bancorp	1,500	43,665
Regions Financial Corp.	8,646	70,811
Sierra Bancorp	1,300	17,095
Simmons First National Corp., Class A	1,400	35,448
Southwest Bancorp, Inc.†	5,400	67,824
StellarOne Corp.	600	9,690
Suffolk Bancorp†	3,047	43,389
Susquehanna Bancshares, Inc.	3,300	41,019
SVB Financial Group†	600	42,564
TCF Financial Corp.	5,200	77,792
UMB Financial Corp.	700	34,349
West Bancorporation, Inc.	1,600	17,760
Westamerica Bancorporation	600	27,198
Wilshire Bancorp, Inc.†	3,500	23,730
		1,454,531
Banks-Fiduciary — 0.0%
State Street Corp.	397	23,459
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,580	196,721
Fifth Third Bancorp	5,630	91,825
PNC Financial Services Group, Inc.	1,260	83,790
SunTrust Banks, Inc.	2,331	67,156
US Bancorp	3,092	104,912
Wells Fargo & Co.	7,368	272,542
		816,946
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	5,095	206,042
PepsiCo, Inc.	2,461	194,690
		400,732
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA	3,322	413,998
Brewery — 0.4%
Anheuser-Busch InBev NV	4,612	456,747
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	5,200	93,600
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	7,200	131,400
Trex Co., Inc.†	700	34,426
		165,826

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	900	$26,235
Building Products-Cement — 0.1%
Headwaters, Inc.†	15,000	163,500
Building-Residential/Commercial — 0.0%
TRI Pointe Homes, Inc.†	800	16,120
Casino Hotels — 1.0%
Ameristar Casinos, Inc.	2,870	75,280
MGM Resorts International†	78,034	1,026,147
Wynn Resorts, Ltd.	937	117,275
		1,218,702
Chemicals-Diversified — 0.5%
Axiall Corp.	2,700	167,832
Celanese Corp., Series A	2,334	102,813
Dow Chemical Co.	3,381	107,651
E.I. du Pont de Nemours & Co.	437	21,483
LyondellBasell Industries NV, Class A	2,354	148,984
		548,763
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	6,400	265,664
Coal — 0.0%
Cloud Peak Energy, Inc.†	54	1,014
Westmoreland Coal Co.†	200	2,272
		3,286
Commercial Services — 0.8%
Intersections, Inc.	3,500	32,935
Iron Mountain, Inc.	20,350	738,908
Mac-Gray Corp.	800	10,240
Performant Financial Corp.†	1,200	14,736
PHH Corp.†	3,800	83,448
Providence Service Corp.†	1,700	31,433
Standard Parking Corp.†	700	14,490
		926,190
Commercial Services-Finance — 0.4%
Heartland Payment Systems, Inc.	1,600	52,752
Mastercard, Inc., Class A	841	455,090
Vantiv, Inc., Class A†	1,300	30,862
		538,704
Communications Software — 0.0%
Audience, Inc.†	1,300	19,825
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	5,200	167,908
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	3,800	90,250
Computer Services — 0.6%
CACI International, Inc., Class A†	2,425	140,335
International Business Machines Corp.	1,134	241,882
Manhattan Associates, Inc.†	4,025	299,017
Unisys Corp.†	1,100	25,025
		706,259
Security Description	Shares	Value (Note 2)
Computers — 2.8%
Apple, Inc.	7,604	$3,365,758
Hewlett-Packard Co.	1,709	40,743
		3,406,501
Computers-Memory Devices — 0.8%
EMC Corp.†	41,041	980,470
Fusion-io, Inc.†	1,100	18,007
NetApp, Inc.†	464	15,850
		1,014,327
Consulting Services — 0.0%
Hackett Group, Inc.	6,800	31,076
Consumer Products-Misc. — 0.2%
American Greetings Corp., Class A	6,100	98,210
Blyth, Inc.	2,600	45,136
CSS Industries, Inc.	1,600	41,552
Prestige Brands Holdings, Inc.†	3,400	87,346
		272,244
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.†	6,800	50,932
Rock-Tenn Co., Class A	1,113	103,275
		154,207
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,579	186,369
Procter & Gamble Co.	2,966	228,560
		414,929
Cruise Lines — 0.0%
Carnival Corp.	842	28,881
Data Processing/Management — 0.1%
CSG Systems International, Inc.†	5,000	105,950
Fair Isaac Corp.	1,100	50,259
		156,209
Distribution/Wholesale — 0.1%
United Stationers, Inc.	3,500	135,275
Diversified Banking Institutions — 0.8%
Bank of America Corp.	9,509	115,819
Citigroup, Inc.	4,001	177,004
Goldman Sachs Group, Inc.	1,726	253,981
JPMorgan Chase & Co.	6,189	293,730
Morgan Stanley	3,966	87,173
		927,707
Diversified Financial Services — 0.1%
DFC Global Corp.†	5,300	88,192
Diversified Manufacturing Operations — 0.6%
Dover Corp.	1,399	101,959
Eaton Corp. PLC	550	33,687
General Electric Co.	7,490	173,169
Leggett & Platt, Inc.	5,100	172,278
Park-Ohio Holdings Corp.†	600	19,878
Standex International Corp.	1,800	99,396
Tredegar Corp.	2,400	70,656
		671,023
Drug Delivery Systems — 0.1%
Nektar Therapeutics†	6,100	67,100

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
E-Commerce/Products — 2.3%
Amazon.com, Inc.†	2,116	$563,893
eBay, Inc.†	39,956	2,166,414
Overstock.com, Inc.†	3,689	45,449
		2,775,756
E-Commerce/Services — 0.0%
Move, Inc.†	1,600	19,120
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	3,800	22,686
E-Services/Consulting — 0.1%
Websense, Inc.†	4,000	60,000
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,183	177,834
Electric-Integrated — 0.7%
CH Energy Group, Inc.	400	26,156
Dominion Resources, Inc.	788	45,846
Duke Energy Corp.	1,105	80,212
El Paso Electric Co.	2,400	80,760
NextEra Energy, Inc.	1,169	90,808
NorthWestern Corp.	5,100	203,286
PG&E Corp.	1,384	61,629
PNM Resources, Inc.	2,100	48,909
Portland General Electric Co.	3,400	103,122
UNS Energy Corp.	1,000	48,940
		789,668
Electronic Components-Misc. — 0.7%
TE Connectivity, Ltd.	18,547	777,676
Vishay Intertechnology, Inc.†	2,400	32,664
		810,340
Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A	2,316	80,296
DSP Group, Inc.†	1,000	8,070
First Solar, Inc.†	1,600	43,136
Intel Corp.	4,761	104,028
LSI Corp.†	17,000	115,260
Micron Technology, Inc.†	8,847	88,293
Peregrine Semiconductor Corp.†	2,099	20,507
PLX Technology, Inc.†	30,400	138,624
Texas Instruments, Inc.	2,998	106,369
		704,583
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,536	413,262
Electronic Security Devices — 0.1%
Taser International, Inc.†	22,400	178,080
Engineering/R&D Services — 0.3%
Argan, Inc.	3,100	46,221
EMCOR Group, Inc.	5,200	220,428
Fluor Corp.	1,807	119,858
		386,507
Enterprise Software/Service — 0.7%
Digital River, Inc.†	9,800	138,572
Informatica Corp.†	1,813	62,494
MedAssets, Inc.†	7,700	148,225
Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp.	16,206	$524,102
		873,393
Entertainment Software — 0.0%
Activision Blizzard, Inc.	536	7,810
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	2,300	77,740
Ocwen Financial Corp.†	4,300	163,056
Portfolio Recovery Associates, Inc.†	600	76,152
World Acceptance Corp.†	2,100	180,327
		497,275
Finance-Investment Banker/Broker — 0.1%
Investment Technology Group, Inc.†	7,900	87,216
TD Ameritrade Holding Corp.	2,700	55,674
		142,890
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	2,400	32,832
Marlin Business Services Corp.	2,600	60,294
		93,126
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	400	13,208
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	1,800	54,882
Boulder Brands, Inc.†	2,758	24,767
Kellogg Co.	1,561	100,575
Mondelez International, Inc., Class A	5,116	156,601
		336,825
Food-Retail — 0.1%
Arden Group, Inc., Class A	300	30,327
SUPERVALU, Inc.	13,000	65,520
		95,847
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	2,358	61,001
Gas-Distribution — 0.2%
AGL Resources, Inc.	1,000	41,950
Laclede Group, Inc.	900	38,430
New Jersey Resources Corp.	700	31,395
Piedmont Natural Gas Co., Inc.	1,500	49,320
Southwest Gas Corp.	1,100	52,206
		213,301
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	15,300	57,375
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	1,197	51,746
Marriott International, Inc., Class A	1,726	72,889
Starwood Hotels & Resorts Worldwide, Inc.	931	59,333
		183,968
Housewares — 0.0%
Lifetime Brands, Inc.	2,600	29,666

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Human Resources — 0.4%
Barrett Business Services, Inc.	5,100	$268,566
Cross Country Healthcare, Inc.†	2,300	12,213
Monster Worldwide, Inc.†	47,637	241,520
		522,299
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	1,800	23,508
Industrial Automated/Robotic — 1.2%
FANUC Corp.	8,000	1,230,835
Hurco Cos., Inc.†	1,900	51,737
Nordson Corp.	2,400	158,280
		1,440,852
Instruments-Controls — 0.2%
Honeywell International, Inc.	2,037	153,488
Mettler-Toledo International, Inc.†	200	42,644
Watts Water Technologies, Inc., Class A	100	4,799
		200,931
Insurance-Life/Health — 1.0%
American Equity Investment Life Holding Co.	6,600	98,274
CNO Financial Group, Inc.	9,300	106,485
Prudential Financial, Inc.	1,959	115,561
Prudential PLC	51,727	837,054
		1,157,374
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	3,900	100,620
MetLife, Inc.	2,187	83,150
		183,770
Insurance-Property/Casualty — 0.3%
Chubb Corp.	712	62,321
EMC Insurance Group, Inc.	500	13,165
Meadowbrook Insurance Group, Inc.	1,800	12,690
Navigators Group, Inc.†	1,000	58,750
ProAssurance Corp.	1,900	89,927
Stewart Information Services Corp.	700	17,829
Travelers Cos., Inc.	868	73,077
		327,759
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	600	23,148
Platinum Underwriters Holdings, Ltd.	2,200	122,782
		145,930
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	1,000	7,320
IntraLinks Holdings, Inc.†	11,800	75,048
		82,368
Internet Connectivity Services — 0.0%
Envivio, Inc.†	2,000	3,400
Security Description	Shares	Value (Note 2)
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	2,400	$58,368
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,600	32,352
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	7,569	105,966
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	1,000	153,570
Artisan Partners Asset Management, Inc.†	202	7,969
Federated Investors, Inc., Class B	1,300	30,771
Franklin Resources, Inc.	281	42,378
Janus Capital Group, Inc.	300	2,820
T. Rowe Price Group, Inc.	1,073	80,335
		317,843
Lasers-System/Components — 0.1%
Coherent, Inc.	2,300	130,502
Leisure Products — 0.1%
Brunswick Corp.	2,900	99,238
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,500	104,025
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,100	50,061
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	899	78,186
Hyster-Yale Materials Handling, Inc.	500	28,545
		106,731
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	1,800	81,000
Kadant, Inc.	1,300	32,500
Sauer-Danfoss, Inc.	2,875	167,986
		281,486
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	300	16,008
Medical Instruments — 0.2%
CONMED Corp.	4,500	153,270
SurModics, Inc.†	5,200	141,700
		294,970
Medical Products — 0.4%
Accuray, Inc.†	5,300	24,592
Covidien PLC	2,158	146,399
Cyberonics, Inc.†	600	28,086
Greatbatch, Inc.†	2,900	86,623
Invacare Corp.	5,000	65,250
Orthofix International NV†	3,750	134,512
		485,462
Medical-Biomedical/Gene — 4.0%
Ariad Pharmaceuticals, Inc.†	6,400	115,776
Arqule, Inc.†	3,800	9,842
Cambrex Corp.†	2,600	33,254
Celgene Corp.†	28,891	3,348,756
Dynavax Technologies Corp.†	11,000	24,420

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc.†	13,332	$652,335
Merrimack Pharmaceuticals, Inc.†	6,400	39,040
OncoGenex Pharmaceutical, Inc.†	3,000	33,990
Pacific Biosciences of California, Inc.†	9,800	24,402
RTI Biologics, Inc.†	2,100	8,274
Vertex Pharmaceuticals, Inc.†	11,123	611,542
		4,901,631
Medical-Drugs — 1.2%
Abbott Laboratories	581	20,521
Achillion Pharmaceuticals, Inc.†	9,700	84,778
Amicus Therapeutics, Inc.†	19,100	60,547
Eli Lilly & Co.	1,890	107,333
Johnson & Johnson	3,632	296,117
Medivation, Inc.†	910	42,561
Merck & Co., Inc.	3,611	159,714
Orexigen Therapeutics, Inc.†	5,500	34,375
Pfizer, Inc.	10,938	315,671
Repros Therapeutics, Inc.†	2,100	33,822
Sciclone Pharmaceuticals, Inc.†	13,700	63,020
ViroPharma, Inc.†	8,200	206,312
Vivus, Inc.†	5,300	58,300
		1,483,071
Medical-HMO — 0.2%
Centene Corp.†	1,200	52,848
Magellan Health Services, Inc.†	700	33,299
Molina Healthcare, Inc.†	3,000	92,610
UnitedHealth Group, Inc.	1,562	89,362
		268,119
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	1,630	66,227
Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Inc., Class A†	7,100	46,647
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	3,500	38,920
Gentiva Health Services, Inc.†	6,100	66,002
		104,922
Metal Processors & Fabrication — 1.1%
Ampco-Pittsburgh Corp.	300	5,673
Mueller Industries, Inc.	2,400	127,896
Precision Castparts Corp.	5,486	1,040,255
Worthington Industries, Inc.	6,400	198,272
		1,372,096
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,097	102,511
Metal-Diversified — 0.6%
Turquoise Hill Resources, Ltd.†	111,266	707,652
Security Description	Shares	Value (Note 2)
Miscellaneous Manufacturing — 0.2%
FreightCar America, Inc.	7,000	$152,740
Trimas Corp.†	2,300	74,681
		227,421
Multimedia — 2.2%
Journal Communications, Inc., Class A†	2,800	18,816
News Corp., Class A	77,701	2,371,434
Time Warner, Inc.	1,409	81,187
Walt Disney Co.	2,681	152,281
		2,623,718
Networking Products — 0.2%
Black Box Corp.	2,200	47,982
Cisco Systems, Inc.	6,456	134,995
		182,977
Office Furnishings-Original — 0.0%
Knoll, Inc.	714	12,945
Steelcase, Inc., Class A	1,000	14,730
		27,675
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	400	1,712
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	1,777	155,399
Cabot Oil & Gas Corp.	532	35,969
Clayton Williams Energy, Inc.†	300	13,119
Contango Oil & Gas Co.	400	16,036
Continental Resources, Inc.†	296	25,731
Devon Energy Corp.	373	21,045
EOG Resources, Inc.	976	124,996
EPL Oil & Gas, Inc.†	7,400	198,394
EQT Corp.	599	40,582
Isramco, Inc.†	100	9,914
Noble Energy, Inc.	599	69,280
Occidental Petroleum Corp.	1,652	129,467
PetroQuest Energy, Inc.†	4,400	19,536
Range Resources Corp.	773	62,644
Stone Energy Corp.†	2,400	52,200
Swift Energy Co.†	1,300	19,253
Vaalco Energy, Inc.†	8,300	62,997
W&T Offshore, Inc.	7,900	112,180
		1,168,742
Oil Companies-Integrated — 0.7%
Chevron Corp.	2,206	262,117
Exxon Mobil Corp.	2,909	262,130
Hess Corp.	2,237	160,191
Suncor Energy, Inc.	3,484	104,555
		788,993
Oil Field Machinery & Equipment — 0.1%
Dresser-Rand Group, Inc.†	1,000	61,660
Oil Refining & Marketing — 0.2%
Delek US Holdings, Inc.	4,700	185,462
Marathon Petroleum Corp.	860	77,056
Western Refining, Inc.	600	21,246
		283,764

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil-Field Services — 0.6%
Cal Dive International, Inc.†	16,600	$29,880
Halliburton Co.	946	38,343
Helix Energy Solutions Group, Inc.†	7,700	176,176
Schlumberger, Ltd.	5,797	434,137
Weatherford International, Ltd.†	2,909	35,315
		713,851
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	1,200	35,940
Domtar Corp.	600	46,572
Neenah Paper, Inc.	1,900	58,444
P.H. Glatfelter Co.	4,600	107,548
Resolute Forest Products†	4,100	66,338
		314,842
Pharmacy Services — 1.8%
Express Scripts Holding Co.†	37,504	2,162,106
Poultry — 0.0%
Sanderson Farms, Inc.	800	43,696
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	7,727	141,404
Precious Metals — 0.0%
Coeur d'Alene Mines Corp.†	2,100	39,606
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	21,600	64,368
Consolidated Graphics, Inc.†	600	23,460
Deluxe Corp.	2,600	107,640
Quad/Graphics, Inc.	5,000	119,700
		315,168
Publishing-Books — 0.1%
Courier Corp.	400	5,764
Scholastic Corp.	4,100	109,265
		115,029
Radio — 0.0%
Entercom Communications Corp., Class A†	2,700	20,088
Real Estate Investment Trusts — 1.6%
Anworth Mortgage Asset Corp.	9,300	58,869
Ashford Hospitality Trust, Inc.	1,000	12,360
Associated Estates Realty Corp.	400	7,456
BioMed Realty Trust, Inc.	1,100	23,760
Capstead Mortgage Corp.	10,500	134,610
CBL & Associates Properties, Inc.	2,400	56,640
Coresite Realty Corp.	7,200	251,856
CYS Investments, Inc.	3,300	38,742
DCT Industrial Trust, Inc.	5,200	38,480
DiamondRock Hospitality Co.	2,700	25,137
EastGroup Properties, Inc.	1,000	58,200
Equity Lifestyle Properties, Inc.	400	30,720
First Industrial Realty Trust, Inc.	900	15,417
Home Properties, Inc.	1,300	82,446
Hospitality Properties Trust	2,400	65,856
Host Hotels & Resorts, Inc.	5,717	99,990
Lexington Realty Trust	2,500	29,500
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
LTC Properties, Inc.	4,000	$162,920
MFA Financial, Inc.	1,000	9,320
National Retail Properties, Inc.	800	28,936
Pennsylvania Real Estate Investment Trust	2,600	50,414
Post Properties, Inc.	1,300	61,230
Potlatch Corp.	3,700	169,682
PS Business Parks, Inc.	300	23,676
RAIT Financial Trust	6,000	47,820
Ramco-Gershenson Properties Trust	4,600	77,280
Redwood Trust, Inc.	5,700	132,126
Saul Centers, Inc.	1,000	43,740
Strategic Hotels & Resorts, Inc.†	3,200	26,720
Taubman Centers, Inc.	700	54,362
		1,918,265
Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	7,300	69,058
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	300	13,110
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	6,433	143,199
Rent-A-Center, Inc.	400	14,776
		157,975
Research & Development — 0.1%
AVEO Pharmaceuticals, Inc.†	2,600	19,110
PAREXEL International Corp.†	2,700	106,677
		125,787
Retail-Apparel/Shoe — 1.3%
ANN, Inc.†	2,100	60,942
Brown Shoe Co., Inc.	3,700	59,200
L Brands, Inc.	31,905	1,424,877
Stein Mart, Inc.	2,200	18,436
		1,563,455
Retail-Appliances — 0.2%
Conn's, Inc.†	6,325	227,067
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	193	76,577
Retail-Building Products — 0.2%
Home Depot, Inc.	2,967	207,037
Retail-Discount — 0.1%
Target Corp.	1,862	127,454
Wal-Mart Stores, Inc.	553	41,381
		168,835
Retail-Drug Store — 0.3%
CVS Caremark Corp.	2,521	138,630
Rite Aid Corp.†	121,000	229,900
		368,530
Retail-Hair Salons — 0.0%
Regis Corp.	1,900	34,561

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Home Furnishings — 0.0%
Restoration Hardware Holdings, Inc.†	85	$2,975
Retail-Jewelry — 1.0%
Cie Financiere Richemont SA, Class A	14,281	1,121,111
Tiffany & Co.	616	42,837
		1,163,948
Retail-Major Department Stores — 0.0%
Saks, Inc.†	2,700	30,969
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	13,800	54,234
Retail-Pet Food & Supplies — 0.2%
PetMed Express, Inc.	14,900	199,883
Retail-Regional Department Stores — 0.2%
Bon-Ton Stores, Inc.	2,400	31,200
Dillard's, Inc., Class A	2,400	188,520
Macy's, Inc.	1,169	48,911
		268,631
Retail-Restaurants — 0.4%
Biglari Holdings, Inc.†	475	177,265
CEC Entertainment, Inc.	1,000	32,750
DineEquity, Inc.	96	6,604
Red Robin Gourmet Burgers, Inc.†	1,900	86,640
Sonic Corp.†	9,300	119,784
		423,043
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	2,642	124,967
Retail-Video Rentals — 0.1%
Coinstar, Inc.†	2,400	140,208
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	2,000	51,320
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,700	37,692
Proto Labs, Inc.†	300	14,730
		52,422
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp.	700	6,902
BankFinancial Corp.	400	3,236
Beneficial Mutual Bancorp, Inc.†	1,600	16,480
Capitol Federal Financial, Inc.	400	4,828
OceanFirst Financial Corp.	1,700	24,514
		55,960
Schools — 0.0%
Bright Horizons Family Solutions, Inc.†	700	23,653
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	800	24,000
ION Geophysical Corp.†	1,800	12,258
		36,258
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.4%
Aeroflex Holding Corp.†	4,100	$32,226
Micrel, Inc.	7,900	83,029
QUALCOMM, Inc.	4,849	324,641
TriQuint Semiconductor, Inc.†	13,100	66,155
		506,051
Semiconductor Equipment — 0.1%
Brooks Automation, Inc.	700	7,126
Photronics, Inc.†	2,500	16,700
Rudolph Technologies, Inc.†	2,100	24,738
Ultra Clean Holdings, Inc.†	8,494	55,211
		103,775
Software Tools — 0.5%
VMware, Inc., Class A†	7,733	609,979
Specified Purpose Acquisitions — 0.0%
National Bank Holdings Corp., Class A	800	14,640
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,289	91,738
United States Steel Corp.	2,247	43,817
		135,555
Telecom Services — 0.1%
Aviat Networks, Inc.†	4,300	14,491
Fairpoint Communications, Inc.†	6,100	45,567
NTELOS Holdings Corp.	200	2,562
		62,620
Telecommunication Equipment — 0.4%
Arris Group, Inc.†	9,700	166,549
Comtech Telecommunications Corp.	9,125	221,555
Plantronics, Inc.	1,000	44,190
		432,294
Telephone-Integrated — 0.3%
AT&T, Inc.	3,610	132,451
CenturyLink, Inc.	2,584	90,776
Verizon Communications, Inc.	3,246	159,541
		382,768
Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	900	18,216
Textile-Apparel — 0.0%
Unifi, Inc.†	400	7,640
Therapeutics — 0.1%
Cornerstone Therapeutics, Inc.†	2,200	15,554
Onyx Pharmaceuticals, Inc.†	400	35,544
Threshold Pharmaceuticals, Inc.†	26,100	120,321
		171,419
Tobacco — 0.3%
Altria Group, Inc.	1,992	68,505
Philip Morris International, Inc.	813	75,373
Universal Corp.	4,300	240,972
		384,850

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Transactional Software — 0.0%
VeriFone Systems, Inc.†	1,300	$26,884
Transport-Rail — 0.2%
Union Pacific Corp.	1,953	278,127
Transport-Services — 1.1%
United Parcel Service, Inc., Class B	15,730	1,351,207
Transport-Truck — 0.3%
Arkansas Best Corp.	1,700	19,856
Celadon Group, Inc.	700	14,602
Con-way, Inc.	1,100	38,731
Heartland Express, Inc.	2,400	32,016
Saia, Inc.†	4,200	151,914
Swift Transportation Co.†	3,100	43,958
		301,077
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,900	41,306
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	200	7,490
Mead Johnson Nutrition Co.	4,706	364,480
USANA Health Sciences, Inc.†	1,200	57,996
		429,966
Web Portals/ISP — 0.3%
Google, Inc., Class A†	492	390,663
Wireless Equipment — 1.4%
Crown Castle International Corp.†	17,700	1,232,628
InterDigital, Inc.	6,200	296,546
RF Micro Devices, Inc.†	5,600	29,792
Telenav, Inc.†	4,300	27,735
Ubiquiti Networks, Inc.	4,800	65,856
		1,652,557
Total Common Stock (cost $52,333,110)		67,274,456
PREFERRED STOCK — 0.0%
Banks-Commercial — 0.0%
City National Corp. Series C 5.50%	225	5,603
Zions Bancorporation FRS Series G 6.30%	475	12,706
		18,309
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	8,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	500	1,660
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
Insurance-Property/Casualty — 0.0%
Hanover Insurance Group, Inc. 6.35%	30	$770
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Series C 6.50%	225	5,620
Total Preferred Stock (cost $31,536)		26,360
ASSET BACKED SECURITIES — 6.0%
Diversified Financial Services — 6.0%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 10/08/2016	$80,000	82,794
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	167,052	171,046
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	65,000	66,692
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	65,000	67,178
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	160,000	171,810
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(4)	4,359	4,381
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.94% due 02/10/2051(5)	125,000	144,963
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(4)	21,246	20,616
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(4)	60,340	60,117
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(4)	36,454	36,038
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(5)	100,000	113,541
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	100,000	100,534
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.81% due 02/25/2036(4)	252,953	216,111

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(5)	$125,000	$145,604
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	20,125	20,426
Citicorp Mtg. Securities Trust Series 2006-2, Class 1A8 5.75% due 04/25/2036(4)	437	437
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(4)	139,346	118,892
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	133,929	156,253
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(5)	65,000	75,982
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	62,042	63,890
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)(5)	105,000	107,625
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.37% due 01/25/2037(4)	142,668	109,713
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	25,000	25,231
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(4)	1,859	1,869
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(4)	118,999	112,156
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(4)	5,951	5,646
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	122,774	128,444
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.59% due 05/25/2035(4)	207,865	188,906
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(4)	8,655	8,746
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	$100,000	$100,739
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	105,000	119,689
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	15,000	15,305
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	110,000	109,580
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(5)	90,000	95,574
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	115,000	120,924
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(5)	100,000	115,048
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	30,000	36,339
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	500,000	522,213
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(5)	155,000	156,436
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.77% due 04/25/2036(4)	17,925	15,278
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.78% due 01/25/2036(4)	98,570	88,838
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(4)	74,294	69,224
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.85% due 03/25/2037(4)	54,444	45,962
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.74% due 05/25/2035(4)	117,035	103,268
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(5)	90,000	90,225
JPMorgan Chase Commercial Mtg. Securities Trust, Series 2013-C10, Class A5 3.14% due 12/15/2047(5)	15,000	15,350
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	100,000	106,717

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	$110,000	$123,953
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.06% due 06/15/2038(5)	90,000	102,081
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.33% due 04/15/2041(5)	80,000	96,062
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.53% due 02/25/2035(4)	122,408	124,158
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.70% due 12/25/2034(4)	85,314	85,211
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	170,000	194,170
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.45% due 01/11/2043(5)	30,000	36,199
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	100,200	91,809
MortgageIT Trust FRS Series 2005-4, Class A1 0.48% due 10/25/2035(4)	268,929	231,195
MortgageIT Trust FRS Series 2004-2, Class A1 0.57% due 12/25/2034(4)	6,127	5,941
MortgageIT Trust FRS Series 2004-1, Class A2 1.10% due 11/25/2034(4)	2,665	2,337
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.95% due 08/25/2034	3,167	3,271
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2020*(5)	165,000	189,882
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.30% due 02/25/2037	55,894	35,967
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	115,000	118,323
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	55,000	56,731
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.27% due 04/25/2037	271,166	139,421
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.33% due 05/25/2037	$130,039	$71,840
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.60% due 02/20/2047(4)	155,981	135,330
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	17,740	17,842
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	23,483	24,289
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	110,000	112,788
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	120,000	126,777
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,183
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(5)	19,000	21,527
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(4)	244,979	239,341
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(4)	98,814	87,634
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/2035(4)	179,100	180,168
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(5)	15,000	15,104
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	75,000	87,188
Total Asset Backed Securities (cost $6,921,567)		7,229,072
U.S. CORPORATE BONDS & NOTES — 11.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	168,000	180,180

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	$10,000	$10,825
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	5,000	4,563
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	20,000	22,075
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042*	9,000	8,231
		30,306
Aerospace/Defense-Equipment — 0.0%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	30,000	33,188
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	6,000	6,380
		39,568
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	145,000	159,884
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	15,030	13,076
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	70,000	72,800
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	4,000	4,020
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	23,314	24,888
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	56,641	60,923
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	70,126	81,872
		257,579
Security Description	Principal Amount(11)	Value (Note 2)
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	$3,000	$3,233
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	13,000	13,130
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 1.25% due 01/11/2016*	150,000	150,514
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	10,000	9,307
		159,821
Banks-Commercial — 0.1%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	19,000	20,777
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	50,000	54,875
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	6,000	6,219
Regions Bank Sub. Notes 7.50% due 05/15/2018	10,000	12,275
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	10,000	10,277
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	19,000	20,295
		124,718
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	12,000	12,136
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.84% due 03/01/2027	16,000	13,360
Comerica Bank Sub. Notes 5.20% due 08/22/2017	8,000	9,224
		22,584
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	35,000	39,025

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.3%
Capital One Financial Corp. FRS Senior Notes 1.45% due 07/15/2014	$8,000	$8,087
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	15,000	15,308
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	50,000	57,479
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	90,000	96,376
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,286
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	76,000	90,459
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	40,000	40,269
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(6)	10,000	11,538
		321,802
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	8,000	6,740
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	45,000	72,379
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	20,000	20,807
		93,186
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.25% due 04/01/2023	25,000	25,365
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	30,000	33,000
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	120,000	122,250
		180,615
Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	6,000	6,360
Security Description	Principal Amount(11)	Value (Note 2)
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	$4,000	$4,120
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,280
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	20,000	20,374
Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	3,000	2,975
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	3,000	3,217
		6,192
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	2,000	1,940
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	61,000	64,508
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	40,000	42,900
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	114,000	114,754
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	16,000	16,254
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	30,452
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	85,000	86,885
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	27,000	26,093
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	30,000	34,296

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	$60,000	$66,600
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	13,531
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	69,000	62,723
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	53,310
		614,246
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	7,000	6,912
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)	1,227	1,356
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	15,000	16,819
		25,087
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	100,000	103,935
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	5,000	5,100
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	10,000	11,650
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,200
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,725
		147,610
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	6,000	6,487
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	75,000	82,362
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	3,000	3,053
		91,902
Security Description	Principal Amount(11)	Value (Note 2)
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	$3,000	$3,338
Chemicals-Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	5,000	5,038
Chemicals-Specialty — 0.0%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	5,000	5,087
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	4,000	4,030
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,635
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	6,000	5,820
		21,572
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	3,000	2,708
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	3,000	3,097
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	15,000	16,200
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	11,075
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	10,000	10,625
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	66,000	70,290
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	30,000	34,200
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	4,000	4,210
		152,405
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	3,000	3,180
Western Union Co. Notes 2.88% due 12/10/2017	10,000	10,149
		13,329

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	$10,000	$9,904
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,790
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	20,000	26,735
		38,525
Computers — 0.1%
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	30,000	30,600
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	16,000	16,590
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	40,000	41,780
		88,970
Computers-Integrated Systems — 0.0%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	5,000	4,838
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	4,000	3,880
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	3,000	3,056
		6,936
Containers-Metal/Glass — 0.0%
Crown Americas LLC/ Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	10,000	10,925
Crown Americas LLC/ Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	1,000	970
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	4,000	4,460
		16,355
Security Description	Principal Amount(11)	Value (Note 2)
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	$3,000	$3,285
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	3,000	3,237
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	3,000	3,315
		9,837
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	30,000	30,386
Avon Products, Inc. Senior Notes 5.00% due 03/15/2023	10,000	10,261
		40,647
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	15,000	16,087
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	5,000	5,350
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	5,000	5,213
		26,650
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,487
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	2,100	2,226
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	7,000	6,990
Diversified Banking Institutions — 2.1%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,409
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 04/15/2013(6)	41,000	35,875
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	74,000	73,648

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	$13,000	$12,819
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	45,000	45,154
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	1,000	1,108
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	100,000	115,681
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	145,000	171,238
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	174,142
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,894
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	80,000	82,642
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	40,000	44,473
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	25,000	26,251
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	25,000	29,269
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	50,000	55,601
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	26,000	28,532
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(6)	5,000	5,189
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	105,000	120,070
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	80,000	106,580
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	13,000	13,177
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	15,000	17,089
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	70,000	78,371
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	$195,000	$217,635
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	60,000	70,702
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	44,000	49,306
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	55,000	68,809
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	75,000	74,884
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	43,889
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	33,095
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	155,000	164,422
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	11,000	12,908
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	41,000	50,078
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(6)	10,000	11,488
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/2077	5,000	3,938
Morgan Stanley Senior Notes 3.75% due 02/25/2023	45,000	45,485
Morgan Stanley Senior Notes 4.75% due 03/22/2017	11,000	12,133
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	80,000	84,809
Morgan Stanley Senior Notes 5.50% due 07/28/2021	11,000	12,610
Morgan Stanley Senior Notes 5.63% due 09/23/2019	100,000	114,988
Morgan Stanley Senior Notes 6.38% due 07/24/2042	59,000	70,886
Morgan Stanley Notes 6.63% due 04/01/2018	125,000	149,425
		2,538,702

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	$6,000	$6,100
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	125,000	139,944
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	113,000	134,774
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	88,760
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	87,000	101,441
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	62,000	78,919
		549,938
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	3,000	3,135
Textron, Inc. Senior Notes 4.63% due 09/21/2016	20,000	21,937
		25,072
E-Commerce/Products — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	11,000	10,917
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	3,000	2,911
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	5,000	5,881
Electric-Integrated — 0.3%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	13,000	13,215
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,601
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	31,800
Edison International Senior Notes 3.75% due 09/15/2017	50,000	54,476
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	88,814
Security Description	Principal Amount(11)	Value (Note 2)
Electric-Integrated (continued)
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	$3,000	$3,030
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	12,000	12,095
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	13,000	14,085
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	8,000	8,091
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	14,000	14,159
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	6,000	5,714
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,460
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	6,000	6,809
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,612
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	6,000	6,044
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	65,024
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	11,000	12,502
		377,531
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 4.70% due 09/15/2022	19,000	18,929
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	5,985
Intel Corp. Senior Notes 4.00% due 12/15/2032	6,000	5,927
		11,912
Finance-Auto Loans — 0.2%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	7,000	7,025
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	200,000	212,903

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	$4,000	$4,172
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,662
		229,762
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	18,000	18,060
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	9,000	10,650
SLM Corp. Senior Notes 5.63% due 08/01/2033	65,000	60,125
SLM Corp. Senior Notes 6.25% due 01/25/2016	71,000	77,566
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,175
SLM Corp. Senior Notes 8.45% due 06/15/2018	10,000	11,850
		171,366
Finance-Investment Banker/Broker — 0.3%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	49,711
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	10,000	10,660
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,675
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	15,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	13,000	14,453
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	168,953
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	66,386
		312,840
Security Description	Principal Amount(11)	Value (Note 2)
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	$10,000	$10,375
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	5,000	5,125
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	6,000	6,495
		21,995
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	6,000	6,057
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	3,000	3,150
Food-Misc./Diversified — 0.1%
Chiquita Brands International, Inc. Senior Sec. Notes 7.88% due 02/01/2021*	4,000	4,195
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	4,000	4,994
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	41,000	55,158
		64,347
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	91,603
Southern Union Co. Senior Notes 7.60% due 02/01/2024	6,000	7,664
		99,267
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,238
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	15,000	16,650
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	27,000	29,632
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	17,227	18,907
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,475

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	$5,000	$5,888
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	11,287
		71,189
Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 2.38% due 02/15/2020	7,000	6,985
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,923
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	4,042
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	10,000	10,027
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	13,000	14,163
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	10,000	10,350
		45,505
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 4.00% due 03/15/2023	13,000	12,823
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	60,000	71,175
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	75,000	108,564
		192,562
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	10,000	10,376
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	123,667
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	18,270
		152,313
Security Description	Principal Amount(11)	Value (Note 2)
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	$125,000	$181,875
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	40,000	46,800
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	22,350
		69,150
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,220
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,375
Medtronic, Inc. Senior Notes 4.00% due 04/01/2043	9,000	8,755
St Jude Medical, Inc. Senior Notes 3.25% due 04/15/2023	5,000	5,021
St Jude Medical, Inc. Senior Notes 4.75% due 04/15/2043	6,000	6,115
		26,266
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,702
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	3,000	3,184
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	22,900
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	4,000	4,300
		45,086
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	10,000	10,730
Amgen Inc. Senior Notes 6.90% due 06/01/2038	25,000	33,019
		43,749
Medical-Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	11,000	11,086

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	$13,000	$13,155
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	3,000	3,206
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	5,000	5,032
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	27,000	27,380
		59,859
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	11,000	10,832
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	10,000	10,981
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	10,000	11,669
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	4,000	4,035
		37,517
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	7,000	7,915
Cigna Corp. Senior Notes 6.15% due 11/15/2036	3,000	3,626
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	50,000	52,485
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	11,000	11,091
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	90,000	91,153
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	7,000	7,047
		173,317
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	3,000	3,248
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	31,000	32,472
Security Description	Principal Amount(11)	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	$5,000	$5,388
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	37,000	41,741
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	10,000	11,062
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	60,000	66,225
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	5,000	5,256
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	3,000	3,225
		168,617
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	6,000	6,012
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	7,000	7,029
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	120,000	120,347
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	6,000	5,930
		133,306
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	35,000	34,490
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,425
Multimedia — 0.5%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	4,000	4,026
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	129,688
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	100,000	100,277

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	$35,000	$44,376
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	118,286
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	9,000	11,636
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	136,719
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	9,000	12,441
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	89,000	82,224
		639,673
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,190
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	8,000	7,620
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	3,000	3,255
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	5,000	4,992
		8,247
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,275
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	5,000	6,061
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,800
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,337
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	2,000	2,028
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	$10,000	$10,625
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	5,000	4,825
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,950
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,315
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	5,000	5,300
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,275
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	3,000	3,233
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	5,112
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	4,000	3,120
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	15,000	15,487
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,412
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	18,000	21,490
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,990
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	12,000	13,571
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,602
Plains Exploration & Production Co. Company Guar. Notes 6.50% due 11/15/2020	19,000	20,995
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,398
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,687

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	$45,000	$48,262
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	3,000	3,188
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	23,000	27,683
		267,021
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,450
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	8,000	8,033
		14,483
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	2,000	2,487
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	5,000	5,375
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,350
		10,725
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	7,000	6,860
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	30,000	32,625
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	20,000	23,664
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	8,000	8,380
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	40,000	48,690
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	5,000	5,237
		125,456
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	170,000	173,668
Security Description	Principal Amount(11)	Value (Note 2)
Pipelines — 0.3%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	$2,000	$1,975
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,985
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	45,000	51,468
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	9,000	8,545
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,242
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	50,000	57,625
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	89,000	88,566
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	20,000	22,852
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	13,000	13,271
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,488
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	40,000	44,265
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	3,000	3,240
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	2,000	2,069
		304,591
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	3,000	3,203
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	5,000	5,425

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.8%
American Tower Trust I Sec. Notes 1.55% due 03/15/2043*	$15,000	$15,058
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,512
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	112,014
Duke Realty LP Senior Notes 6.75% due 03/15/2020	45,000	54,949
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	35,000	37,625
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,674
HCP, Inc. Senior Notes 6.00% due 01/30/2017	90,000	104,180
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	141,018
Host Hotels & Resorts LP Senior Notes 3.75% due 10/15/2023	4,000	4,016
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	5,000	5,375
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	27,688
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	133,309
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,820
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	21,144
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,431
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	150,000	151,269
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	40,000	40,133
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	95,575
		989,790
Security Description	Principal Amount(11)	Value (Note 2)
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	$125,000	$143,809
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,800
		154,609
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,659
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	90,000	93,455
		104,114
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	31,896
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	3,000	3,300
		35,196
Retail-Apparel/Shoe — 0.1%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	3,000	3,083
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	34,462
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	5,000	5,800
Limited Brands, Inc. Senior Notes 7.60% due 07/15/2037	5,000	5,381
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	22,300
		71,026
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	40,000	42,792
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	25,000	27,125

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store — 0.2%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	$123,247	$153,367
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,479	11,027
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,652	14,954
		179,348
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	3,000	3,518
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,656
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	2,000	2,115
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	20,000	21,300
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	16,000	16,520
		37,820
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	4,000	4,810
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	10,000	11,312
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	3,000	3,233
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	3,000	3,210
		17,755
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	4,000	4,225
Security Description	Principal Amount(11)	Value (Note 2)
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	$20,000	$21,950
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	12,000	12,850
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	27,000	32,884
People's United Financial, Inc. Senior Notes 3.65% due 12/06/2022	16,000	16,309
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	4,000	4,101
		66,144
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	8,000	8,312
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	7,447
		15,759
Security Services — 0.0%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	9,000	9,035
ADT Corp. Senior Notes 3.50% due 07/15/2022*	7,000	6,978
		16,013
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	18,000	19,575
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	3,000	3,307
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	3,000	3,278
		6,585
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	11,000	12,298
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,562

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.3%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	$12,000	$14,513
Qwest Corp. Senior Notes 7.50% due 10/01/2014	20,000	21,800
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,200
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	200,000	211,627
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	105,000	143,441
		396,581
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	7,000	6,507
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	24,000	28,789
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	8,000	9,810
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	9,000	10,639
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	20,000	20,450
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	5,000	5,063
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,700
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	40,000	46,800
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,295
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	2,000	2,406
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	75,000	85,688
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,475
		229,622
Security Description	Principal Amount(11)	Value (Note 2)
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	$80,000	$106,850
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	5,000	5,337
		112,187
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	6,000	6,030
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	49,000	68,192
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	15,000	19,083
		87,275
Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	4,000	4,127
GATX Corp. Senior Notes 2.38% due 07/30/2018	12,000	12,137
GATX Corp. Senior Notes 3.90% due 03/30/2023	25,000	25,187
		41,451
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.45% due 03/15/2043	17,000	17,196
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	11,000	13,447
		30,643
Transport-Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	4,000	4,120
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	5,000	5,425
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	110,000	112,668
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	18,000	18,355

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 3.13% due 05/11/2015*	$9,000	$9,312
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 4.25% due 01/17/2023*	4,000	4,029
		144,364
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	6,000	6,045
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	5,062
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	15,000	16,575
		27,682
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	5,000	5,313
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,432
Total U.S. Corporate Bonds & Notes (cost $12,587,696)		13,498,780
FOREIGN CORPORATE BONDS & NOTES — 1.7%
Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	15,000	15,023
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	108,000	120,378
		135,401
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 0.98% due 03/09/2015	20,000	19,033
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	12,000	11,451
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	5,000	5,444
Security Description	Principal Amount(11)	Value (Note 2)
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	$45,000	$48,825
Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/ Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	5,000	5,138
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	5,000	5,063
Diversified Banking Institutions — 0.3%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	125,000	126,851
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	70,000	80,883
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	66,000	67,834
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	41,372
		316,940
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	6,000	6,225
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,413
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	10,000	11,500
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	6,000	6,008
		35,146
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	10,000	10,275
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,285
		16,560
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023*	5,000	4,988

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	$3,000	$3,277
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	2,000	2,055
		5,332
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(6)	2,000	2,055
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	11,075
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	81,000	82,025
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	75,000	81,149
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	8,000	9,314
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/2041	2,000	2,415
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	6,000	7,207
		182,110
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	14,000	18,554
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	197,250
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000	16,763
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	10,400
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	30,000	43,617
		286,584
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	11,000	11,276
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	$18,000	$18,727
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	70,000	75,529
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	60,000	67,818
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	65,000	67,047
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	10,315
		250,712
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	3,990
Retail-Misc./Diversified — 0.0%
Wesfarmers, Ltd. Senior Notes 1.87% due 03/20/2018*	14,000	14,120
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017	2,983	3,168
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	199,302
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.25% due 08/05/2015	50,000	51,967
Telecom Services — 0.1%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	41,000	41,809
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*	10,000	10,387
		52,196
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	106,201
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	14,000	15,067
		121,268

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		$20,000	$20,300
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		6,000	6,442
Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*		200,000	201,768
Total Foreign Corporate Bonds & Notes (cost $1,971,204)			2,016,378
FOREIGN GOVERNMENT AGENCIES — 0.8%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		12,000	12,158
Province of British Columbia Senior Notes 2.85% due 06/15/2015		3,000	3,158
			15,316
Sovereign — 0.8%
Brazil Letras do Tesouro Nacional Notes zero coupon due 01/01/2015	BRL	1,350,000	576,813
Government of Canada Senior Notes 0.88% due 02/14/2017		12,000	12,082
Government of Romania Senior Notes 6.75% due 02/07/2022		24,000	27,930
Republic of Colombia Senior Notes 8.13% due 05/21/2024		25,000	35,987
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		45,000	47,182
Republic of Hungary Senior Notes 4.13% due 02/19/2018		4,000	3,820
Republic of Hungary Senior Notes 6.25% due 01/29/2020		14,000	14,298
Republic of Poland Senior Notes 3.00% due 03/17/2023		30,000	29,055
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		22,000	36,905
Republic of Turkey Senior Notes 7.38% due 02/05/2025		23,000	29,383
Republic of Turkey Senior Notes 11.88% due 01/15/2030		10,000	18,250
Security Description	Principal Amount(11)	Value (Note 2)
Sovereign (continued)
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	$10,000	$11,665
Russian Federation Senior Notes 7.50% due 03/31/2030(8)	40,230	49,835
United Mexican States Senior Notes 4.75% due 03/08/2044	74,000	76,775
		969,980
Total Foreign Government Agencies (cost $999,984)		985,296
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	72,923
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	13,000	13,812
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,000	9,986
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	15,537
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	91,918
State of California General Obligation Bonds 6.51% due 04/01/2039	35,000	40,825
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	86,620
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	70,000	79,969
Total Municipal Bonds & Notes (cost $342,360)		411,590
U.S. GOVERNMENT AGENCIES — 12.1%
Federal Home Loan Mtg. Corp. — 0.7%
2.50% due 01/01/2028	11,554	12,019
3.00% due 08/01/2027	19,362	20,451
3.00% due 10/01/2042	25,105	25,874
3.00% due 11/01/2042	18,786	19,307
3.00% due 02/01/2043	24,958	25,688
3.50% due 03/01/2042	13,436	14,186
4.00% due 05/01/2040	47,185	51,202
4.50% due 01/01/2039	7,050	7,543
5.00% due 05/01/2020	279,253	299,715

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 05/01/2034	$56,099	$62,323
5.00% due 07/01/2038	56,235	60,485
5.50% due 07/01/2034	15,464	16,864
5.50% due 05/01/2037	11,748	12,779
5.50% due 09/01/2037	22,401	24,261
5.50% due 04/01/2038	4,355	4,717
5.50% due 06/01/2041	9,982	10,839
6.00% due 08/01/2026	60,793	66,639
6.50% due 05/01/2016	32	32
6.50% due 05/01/2029	3,632	4,143
6.50% due 03/01/2036	14,352	16,319
6.50% due 05/01/2036	928	1,055
7.50% due 08/01/2023	352	396
7.50% due 08/01/2025	1,718	1,742
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/2023(4)	14,287	15,960
Series 1226, Class Z 7.75% due 03/15/2022(4)	1,011	1,104
		775,643
Federal National Mtg. Assoc. — 7.6%
2.50% due 03/01/2028	24,859	25,864
3.00% due 12/01/2027	24,580	25,885
3.00% due 01/01/2028	29,591	31,161
3.00% due 06/01/2042	13,508	13,943
3.00% due 12/01/2042	8,901	9,188
3.50% due 12/01/2041	62,711	66,261
3.50% due 04/01/2042	46,263	48,883
3.50% due 05/01/2042	26,574	28,079
3.50% due April TBA	3,100,000	3,273,406
4.00% due 11/01/2040	33,099	35,303
4.00% due 12/01/2040	81,648	87,991
4.00% due 11/01/2041	12,032	12,838
4.00% due 01/01/2042	32,838	35,356
4.50% due 01/01/2039	13,526	14,575
4.50% due 06/01/2039	445,214	492,412
4.57% due 01/01/2015	497,003	513,132
4.85% due 11/01/2015	574,274	619,087
5.00% due 03/01/2018	7,995	8,648
5.00% due 06/01/2019	3,176	3,431
5.00% due 02/01/2020	14,390	15,547
5.00% due 05/01/2035	10,457	11,382
5.00% due 07/01/2040	171,191	188,036
5.00% due April TBA	1,400,000	1,516,594
5.50% due 03/01/2018	15,352	16,811
5.50% due 05/01/2020	37,377	40,017
5.50% due 06/01/2020	90,492	99,088
5.50% due 11/01/2022	11,020	12,066
5.50% due 12/01/2029	9,630	10,516
5.50% due 06/01/2035	624,375	701,323
5.50% due 06/01/2036	217,052	239,257
5.50% due 06/01/2038	50,477	55,384
6.00% due 06/01/2017	6,785	7,280
6.00% due 06/01/2021	196,964	216,245
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 12/01/2033	$26,891	$30,264
6.00% due 05/01/2034	20,701	23,084
6.00% due 07/01/2034	5,274	5,881
6.00% due 11/01/2038	10,321	11,318
6.00% due April TBA	500,000	547,656
6.50% due 09/01/2032	36,992	42,985
6.50% due 07/01/2036	9,661	10,888
7.00% due 06/01/2037	67,115	76,287
Federal National Mtg. Assoc. REMIC Series 2010-112, Class AB 4.00% due 11/25/2035(4)	287	287
		9,223,639
Government National Mtg. Assoc. — 3.8%
4.00% due 07/15/2041	73,151	79,794
4.00% due 08/15/2041	27,738	30,257
4.00% due 10/15/2041	69,617	75,940
4.00% due April TBA	1,900,000	2,070,777
4.50% due 06/15/2041	2,088,312	2,283,504
6.00% due 11/15/2028	53,296	61,776
7.00% due 07/15/2033	21,562	26,201
8.50% due 11/15/2017	759	814
9.00% due 11/15/2021	344	378
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(4)	1,817	2,093
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	11,235	12,980
		4,644,514
Sovereign Agency — 0.0%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	9,000	8,677
Total U.S. Government Agencies (cost $14,293,861)		14,652,473
U.S. GOVERNMENT TREASURIES — 8.8%
United States Treasury Bonds — 2.1%
2.75% due 08/15/2042	90,000	83,503
2.75% due 11/15/2042	20,000	18,538
3.13% due 11/15/2041	236,000	237,401
4.38% due 02/15/2038	725,000	906,363
4.38% due 11/15/2039(9)	629,200	788,466
4.50% due 02/15/2036	165,000	209,576
4.75% due 02/15/2041	206,000	273,594
5.25% due 11/15/2028	18,000	24,384
		2,541,825
United States Treasury Notes — 6.7%
0.25% due 11/30/2013(9)	65,000	65,043
0.38% due 04/15/2015	25,000	25,055
0.63% due 08/31/2017	163,000	162,835
0.63% due 09/30/2017	21,000	20,959
0.75% due 02/28/2018	151,000	150,965
0.88% due 02/28/2017	25,000	25,320
0.88% due 04/30/2017	745,000	753,905
0.88% due 01/31/2018	455,000	457,950

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.88% due 07/31/2019	$30,000	$29,613
1.00% due 10/31/2016	100,000	101,852
1.00% due 03/31/2017	73,000	74,272
1.13% due 05/31/2019	45,000	45,229
1.25% due 10/31/2015	52,000	53,239
1.63% due 08/15/2022	132,000	130,298
1.63% due 11/15/2022	235,000	230,833
1.75% due 07/31/2015	1,000,000	1,033,984
1.75% due 05/15/2022	43,000	43,124
2.00% due 01/31/2016	1,130,000	1,182,527
2.00% due 04/30/2016	490,000	514,232
2.00% due 02/15/2023	884,000	895,188
2.13% due 05/31/2015	12,000	12,477
2.38% due 03/31/2016	660,000	699,394
2.75% due 12/31/2017	15,000	16,434
4.25% due 11/15/2014	1,285,000	1,368,625
		8,093,353
Total U.S. Government Treasuries (cost $10,324,448)		10,635,178
WARRANTS — 0.0%
Publishing-Periodicals† — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(1)(2)	48	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	2	700
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	2	400
		1,100
Total Warrants (cost $50)		1,100
Total Long-Term Investment Securities (cost $99,805,816)		116,730,683
SHORT-TERM INVESTMENT SECURITIES — 3.3%
Time Deposits — 3.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2013 (cost $3,967,000)	$3,967,000	3,967,000
REPURCHASE AGREEMENTS — 7.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $223,000 and collateralized by $230,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $230,088	223,000	223,000
Security Description	Principal Amount(11)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $254,000 and collateralized by $260,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $260,100	$254,000	$254,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	1,260,000	1,260,000
Barclays Capital Inc. Joint Repurchase Agreement(10)	2,120,000	2,120,000
BNP Paribas SA Joint Repurchase Agreement(10)	1,260,000	1,260,000
Deutsche Bank AG Joint Repurchase Agreement(10)	250,000	250,000
Royal Bank of Scotland Joint Repurchase Agreement(10)	1,685,000	1,685,000
UBS Securities LLC Joint Repurchase Agreement(10)	1,430,000	1,430,000
Total Repurchase Agreements (cost $8,482,000)		8,482,000
TOTAL INVESTMENTS (cost $112,254,816)(12)	106.6%	129,179,683
Liabilities in excess of other assets	(6.6)	(7,957,373)
NET ASSETS	100.0%	$121,222,310

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $4,590,567 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $1,100 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

markets exist. As of March 31, 2013, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/16 (strike price $500.00) Warrants	3/1/11	2	$—	$700	$350	0.00%
ION Media Networks, Inc. Expries 12/18/16 (strike price $687.00) Warrants	11/11/10	2	—	400	200	0.00
				$1,100		0.00%

(4)  Collateralized Mortgage Obligation

(5)  Commercial Mortgage Backed Security

(6)  Perpetual maturity — maturity date reflects the next call date.

(7)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
3	Short	Euro Bund Futures	June 2013	$554,083	$559,555	$(5,472)
6	Long	Russell 2000 Mini Index	June 2013	559,937	569,340	9,403
21	Long	U.S. Treasury 5YR Notes	June 2013	2,600,219	2,605,149	4,930
14	Long	U.S. Treasury 10YR Notes	June 2013	1,842,341	1,847,781	5,440
9	Short	U.S. Long Bonds	June 2013	1,290,515	1,300,219	(9,704)
1	Long	U.S. Ultra Bonds	June 2013	158,172	157,594	(578)
						$4,019

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	SEK	806,000	USD	124,298	04/30/2013	$687	$—
JPMorgan Chase Bank	SEK	807,000	USD	124,393	04/30/2013	628	—
Morgan Stanley & Co., Inc.	USD	240,876	NOK	1,410,000	04/30/2013	275	—
UBS AG	BRL	1,120,000	USD	566,736	04/20/2013	12,486	—
	BRL	1,120,000	USD	555,611	05/03/2013	3,292	—
	USD	557,519	BRL	1,120,000	04/20/2013	—	(3,269)
						15,778	(3,269)
Net Unrealized Appreciation (Depreciation)						$17,368	$(3,269)

BRL — Brazilian Real

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$67,274,456	$—	$—	$67,274,456
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	26,359	—	—	26,359
Asset Backed Securities:
Diversified Financial Services	—	7,121,447	107,625	7,229,072
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	13,498,780	—	13,498,780
Foreign Corporate Bonds & Notes:	—	2,016,378	—	2,016,378
Foreign Government Agencies	—	985,296	—	985,296
Municipal Bond & Notes	—	411,590	—	411,590
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	9,223,639	—	9,223,639
Other U.S. Government Agencies*	—	5,428,834	—	5,428,834
U.S. Government Treasuries:
Unites States Treasury Bonds	—	2,541,825	—	2,541,825
Unites States Treasury Notes	—	8,093,353	—	8,093,353
Warrants	—	—	1,100	1,100
Short-Term Investment Securities:
Time Deposits	—	3,967,000	—	3,967,000
Repurchase Agreements	—	8,482,000	—	8,482,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	19,773	—	—	19,773
Open Forward Foreign Currency Contracts-Appreciation	—	17,368	—	17,368
Total	$67,320,588	$61,787,511	$108,725	$129,216,824
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$15,754	$—	$—	$15,754
Open Forward Foreign Currency Contracts-Depreciation	—	3,269	—	3,269
Total	$15,754	$3,269	$—	$19,023

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	12.2%
Diversified Financial Services	10.2
United States Treasury Notes	10.0
Repurchase Agreements	8.7
Government National Mtg. Assoc.	6.2
Diversified Banking Institutions	4.3
United States Treasury Bonds	3.1
Medical-Biomedical/Gene	2.6
Multimedia	2.3
Computers	2.2
Federal Home Loan Mtg. Corp.	2.0
Time Deposits	1.5
Sovereign	1.5
E-Commerce/Products	1.5
Pharmacy Services	1.5
Oil Companies-Exploration & Production	1.4
Real Estate Investment Trusts	1.3
Banks-Super Regional	1.1
Oil Companies-Integrated	1.1
Medical-Drugs	1.0
Telephone-Integrated	1.0
Retail-Apparel/Shoe	0.9
Cable/Satellite TV	0.9
Electric-Integrated	0.9
Banks-Commercial	0.9
Casino Hotels	0.8
Transport-Services	0.7
Wireless Equipment	0.7
Industrial Automated/Robotic	0.7
Insurance-Life/Health	0.7
Computers-Memory Devices	0.7
Finance-Investment Banker/Broker	0.7
Retail-Jewelry	0.6
Metal Processors & Fabrication	0.6
Municipal Bonds	0.5
Semiconductor Components-Integrated Circuits	0.5
Chemicals-Diversified	0.5
Electronic Components-Misc.	0.5
Insurance-Multi-line	0.5
Cosmetics & Toiletries	0.5
Diversified Manufacturing Operations	0.5
Tobacco	0.4
Pipelines	0.4
Commercial Services	0.4
Enterprise Software/Service	0.4
Beverages-Non-alcoholic	0.4
Oil-Field Services	0.4
Agricultural Chemicals	0.4
Metal-Diversified	0.4
Retail-Drug Store	0.4
Telecom Services	0.4
Software Tools	0.4
Transport-Rail	0.4
Electronic Components-Semiconductors	0.3
Insurance-Property/Casualty	0.3
Brewery	0.3
Auto-Cars/Light Trucks	0.3
Web Portals/ISP	0.3
Food-Misc./Diversified	0.3
Athletic Footwear	0.3
Finance-Auto Loans	0.3
Airlines	0.3
Computer Services	0.3%
Broadcast Services/Program	0.3
Medical-Hospitals	0.3
Medical-HMO	0.3
Metal-Copper	0.3
Oil & Gas Drilling	0.3
Aerospace/Defense-Equipment	0.3
Commercial Services-Finance	0.2
Apparel Manufacturers	0.2
Finance-Consumer Loans	0.2
Beverages-Wine/Spirits	0.2
Electronic Connectors	0.2
Insurance-Mutual	0.2
Cellular Telecom	0.2
Advertising Agencies	0.2
Medical Products	0.2
Steel-Producers	0.2
Trucking/Leasing	0.2
Agricultural Operations	0.2
Vitamins & Nutrition Products	0.2
Real Estate Management/Services	0.2
Retail-Building Products	0.2
Real Estate Operations & Development	0.2
Hotels/Motels	0.2
Paper & Related Products	0.2
Rental Auto/Equipment	0.2
Coal	0.2
Television	0.2
Retail-Discount	0.2
Savings & Loans/Thrifts	0.2
Electric Products-Misc.	0.2
Aerospace/Defense	0.2
Instruments-Controls	0.1
Applications Software	0.1
Gas-Distribution	0.1
Investment Management/Advisor Services	0.1
Networking Products	0.1
Containers-Paper/Plastic	0.1
Retail-Sporting Goods	0.1
Engineering/R&D Services	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Auto Parts	0.1
Transport-Equipment & Leasing	0.1
Medical-Generic Drugs	0.1
Banks-Money Center	0.1
Oil Refining & Marketing	0.1
Machinery-Farming	0.1
Independent Power Producers	0.1
Human Resources	0.1
Metal-Iron	0.1
Building Products-Wood	0.1
Machinery-Construction & Mining	0.1
Regional Authority	0.1
Medical Instruments	0.1
Retail-Propane Distribution	0.1
Banks-Mortgage	0.1
Chemicals-Specialty	0.1
107.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2013 (continued)

Credit Quality†#
Aaa	56.5%
Aa	1.9
A	7.8
Baa	19.6
Ba	5.3
B	2.8
Caa	2.2
Ca	0.4
Not Rated@	3.5
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 30.4%
Aerospace/Defense — 0.1%
Boeing Co.	1,024	$87,910
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	1,725	161,167
Agricultural Chemicals — 0.4%
Monsanto Co.	3,111	328,615
Mosaic Co.	567	33,799
		362,414
Apparel Manufacturers — 0.2%
Prada SpA	22,700	229,392
Applications Software — 0.1%
Microsoft Corp.	4,748	135,840
Athletic Footwear — 0.3%
NIKE, Inc., Class B	4,975	293,575
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	8,645	113,682
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,068	104,558
Banks-Commercial — 0.1%
Regions Financial Corp.	7,444	60,966
Banks-Fiduciary — 0.0%
State Street Corp.	364	21,509
Banks-Super Regional — 0.7%
Capital One Financial Corp.	2,930	161,003
Fifth Third Bancorp	4,943	80,620
PNC Financial Services Group, Inc.	1,047	69,626
SunTrust Banks, Inc.	2,131	61,394
US Bancorp	2,762	93,715
Wells Fargo & Co.	6,439	238,179
		704,537
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	4,424	178,907
PepsiCo, Inc.	2,165	171,273
		350,180
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA	1,692	210,863
Brewery — 0.2%
Anheuser-Busch InBev NV	2,349	232,632
Casino Hotels — 0.7%
MGM Resorts International†	42,858	563,583
Wynn Resorts, Ltd.	791	99,001
		662,584
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	1,926	84,841
Dow Chemical Co.	2,980	94,883
E.I. du Pont de Nemours & Co.	389	19,123
LyondellBasell Industries NV, Class A	2,106	133,289
		332,136
Commercial Services — 0.4%
Iron Mountain, Inc.	10,363	376,281
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.2%
Mastercard, Inc., Class A	428	$231,604
Computer Services — 0.2%
International Business Machines Corp.	949	202,422
Computers — 2.1%
Apple, Inc.	4,483	1,984,310
Hewlett-Packard Co.	1,489	35,498
		2,019,808
Computers-Memory Devices — 0.6%
EMC Corp.†	22,616	540,296
NetApp, Inc.†	368	12,571
		552,867
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	1,010	93,718
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,423	167,957
Procter & Gamble Co.	2,603	200,587
		368,544
Cruise Lines — 0.0%
Carnival Corp.	751	25,759
Diversified Banking Institutions — 0.9%
Bank of America Corp.	8,248	100,460
Citigroup, Inc.	3,516	155,548
Goldman Sachs Group, Inc.	1,499	220,578
JPMorgan Chase & Co.	5,433	257,850
Morgan Stanley	3,655	80,337
		814,773
Diversified Manufacturing Operations — 0.3%
Dover Corp.	1,247	90,882
Eaton Corp. PLC	417	25,541
General Electric Co.	6,561	151,690
		268,113
E-Commerce/Products — 1.5%
Amazon.com, Inc.†	1,078	287,276
eBay, Inc.†	20,628	1,118,450
		1,405,726
Electric Products-Misc. — 0.2%
Emerson Electric Co.	2,598	145,150
Electric-Integrated — 0.3%
Dominion Resources, Inc.	740	43,053
Duke Energy Corp.	968	70,267
NextEra Energy, Inc.	1,010	78,457
PG&E Corp.	1,129	50,275
		242,052
Electronic Components-Misc. — 0.4%
TE Connectivity, Ltd.	9,445	396,029
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A	1,997	69,236
Intel Corp.	3,976	86,875
Micron Technology, Inc.†	7,764	77,485
Texas Instruments, Inc.	2,598	92,177
		325,773

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,819	$210,438
Engineering/R&D Services — 0.1%
Fluor Corp.	1,640	108,781
Enterprise Software/Service — 0.4%
Informatica Corp.†	1,626	56,048
Oracle Corp.	9,834	318,032
		374,080
Entertainment Software — 0.0%
Activision Blizzard, Inc.	490	7,139
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	2,315	47,735
Food-Misc./Diversified — 0.2%
Kellogg Co.	1,326	85,434
Mondelez International, Inc., Class A	4,431	135,633
		221,067
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	956	41,328
Marriott International, Inc., Class A	1,520	64,190
Starwood Hotels & Resorts Worldwide, Inc.	800	50,984
		156,502
Human Resources — 0.1%
Monster Worldwide, Inc.†	13,621	69,058
Industrial Automated/Robotic — 0.7%
FANUC Corp.	4,100	630,803
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,827	137,664
Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	1,827	107,775
Prudential PLC	26,343	426,286
		534,061
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	3,400	87,720
MetLife, Inc.	1,866	70,945
		158,665
Insurance-Property/Casualty — 0.1%
Chubb Corp.	626	54,794
Travelers Cos., Inc.	772	64,994
		119,788
Investment Management/Advisor Services — 0.1%
Artisan Partners Asset Management, Inc.†	175	6,904
Franklin Resources, Inc.	292	44,037
T. Rowe Price Group, Inc.	959	71,800
		122,741
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	714	62,097
Security Description	Shares	Value (Note 2)
Medical Products — 0.1%
Covidien PLC	1,894	$128,489
Medical-Biomedical/Gene — 2.5%
Celgene Corp.†	14,713	1,705,384
Gilead Sciences, Inc.†	7,305	357,433
Vertex Pharmaceuticals, Inc.†	6,412	352,532
		2,415,349
Medical-Drugs — 0.9%
Abbott Laboratories	453	16,000
Eli Lilly & Co.	1,709	97,054
Johnson & Johnson	3,284	267,745
Medivation, Inc.†	802	37,510
Merck & Co., Inc.	3,092	136,759
Pfizer, Inc.	9,848	284,213
		839,281
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,387	79,350
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	1,415	57,491
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	2,839	538,331
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,594	85,861
Metal-Diversified — 0.4%
Turquoise Hill Resources, Ltd.†	56,663	360,377
Multimedia — 1.5%
News Corp., Class A	39,570	1,207,676
Time Warner, Inc.	1,243	71,622
Walt Disney Co.	2,394	135,979
		1,415,277
Networking Products — 0.1%
Cisco Systems, Inc.	5,640	117,932
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	1,631	142,631
Cabot Oil & Gas Corp.	453	30,627
Continental Resources, Inc.†	243	21,124
Devon Energy Corp.	411	23,189
EOG Resources, Inc.	870	111,421
EQT Corp.	509	34,485
Noble Energy, Inc.	509	58,871
Occidental Petroleum Corp.	1,310	102,665
Range Resources Corp.	613	49,677
		574,690
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,917	227,778
Exxon Mobil Corp.	2,343	211,128
Hess Corp.	1,971	141,143
Suncor Energy, Inc.	2,837	85,138
		665,187
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	773	69,261

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil-Field Services — 0.4%
Halliburton Co.	819	$33,195
Schlumberger, Ltd.	3,718	278,441
Weatherford International, Ltd.†	2,444	29,670
		341,306
Pharmacy Services — 1.3%
Express Scripts Holding Co.†	20,633	1,189,492
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	4,850	84,827
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	5,576	124,122
Retail-Apparel/Shoe — 0.8%
L Brands, Inc.	16,248	725,636
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	96	38,090
Retail-Building Products — 0.2%
Home Depot, Inc.	2,500	174,450
Retail-Discount — 0.2%
Target Corp.	1,653	113,148
Wal-Mart Stores, Inc.	490	36,667
		149,815
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,317	127,412
Retail-Jewelry — 0.6%
Cie Financiere Richemont SA, Class A	7,273	570,957
Tiffany & Co.	490	34,075
		605,032
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	1,025	42,886
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	2,337	110,540
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	4,252	284,671
Software Tools — 0.4%
VMware, Inc., Class A†	4,252	335,398
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	924	65,761
United States Steel Corp.	1,831	35,705
		101,466
Telephone-Integrated — 0.3%
AT&T, Inc.	3,201	117,445
CenturyLink, Inc.	2,381	83,644
Verizon Communications, Inc.	2,580	126,807
		327,896
Tobacco — 0.1%
Altria Group, Inc.	1,731	59,529
Philip Morris International, Inc.	715	66,288
		125,817
Transport-Rail — 0.3%
Union Pacific Corp.	1,712	243,806
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
Transport-Services — 0.7%
United Parcel Service, Inc., Class B	8,011	$688,145
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	2,396	185,570
Web Portals/ISP — 0.3%
Google, Inc., Class A†	411	326,346
Wireless Equipment — 0.7%
Crown Castle International Corp.†	9,014	627,735
Total Common Stock (cost $21,010,207)		28,800,517
PREFERRED STOCK — 0.1%
Banks-Commercial — 0.1%
City National Corp. Series C 5.50%	438	10,906
Zions Bancorporation FRS Series G 6.30%	950	25,413
		36,319
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	16,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	900	2,988
Insurance-Property/Casualty — 0.0%
Hanover Insurance Group, Inc. 6.35%	110	2,824
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Series C 6.50%	450	11,241
Total Preferred Stock (cost $62,480)		53,373
ASSET BACKED SECURITIES — 9.4%
Diversified Financial Services — 9.4%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class B 1.59% due 07/10/2017	$13,000	13,168
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 10/08/2016	95,000	98,318
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	189,326	193,852
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	70,000	71,822

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	$75,000	$77,513
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	175,000	187,917
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(4)	8,355	8,396
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.94% due 02/10/2051(5)	145,000	168,157
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(4)	53,563	51,977
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(4)	19,711	19,638
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(4)	73,908	73,065
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(5)	105,000	119,218
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	110,000	110,587
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.81% due 02/25/2036(4)	289,408	247,256
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(5)	155,000	180,548
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	23,958	24,316
Carrington Mtg. Loan Trust FRS Series 2007-RFC1, Class A1 0.25% due 12/25/2036	29,225	28,047
Citicorp Mtg. Securities Trust Series 2006-2, Class 1A8 5.75% due 04/25/2036(4)	3,056	3,058
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(4)	173,730	148,230
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.88% due 12/10/2049(5)	50,000	58,142
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	$158,730	$185,189
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(5)	75,000	87,672
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	62,042	63,890
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.37% due 01/25/2037(4)	163,049	125,386
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	25,000	25,230
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(4)	12,602	12,669
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(4)	151,665	142,944
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(4)	7,871	7,468
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	204,623	214,073
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.59% due 05/25/2035(4)	259,832	236,132
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(4)	31,157	31,486
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	120,000	120,887
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	125,000	142,487
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	31,000	31,630
GS Mtg. Securities Corp. II Series 2012-SHOP, Class A 2.93% due 06/05/2031*(5)	100,000	104,422
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	125,000	124,523

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	$135,000	$141,954
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(5)	115,000	132,305
GS Mtg. Securities Corp. II Series 2011-GC3, Class A4 4.75% due 03/10/2044*(5)	105,000	121,593
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	30,445	36,878
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	600,000	626,655
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(5)	180,000	181,668
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	120,000	132,674
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.77% due 04/25/2036(4)	19,917	16,975
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.78% due 01/25/2036(4)	120,698	108,782
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(4)	96,582	89,991
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.85% due 03/25/2047(4)	64,526	54,473
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	15,000	14,975
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.74% due 05/25/2035(4)	153,608	135,539
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(5)	110,000	110,275
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	120,000	128,061
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	130,000	146,490
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.33% due 04/15/2041(5)	95,000	114,073
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.53% due 02/25/2035(4)	61,941	62,827
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.70% due 12/25/2034(4)	$108,283	$108,153
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	195,000	222,725
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.45% due 01/11/2043(5)	35,000	42,232
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	116,511	106,754
MortgageIT Trust FRS Series 2005-4, Class A1 0.48% due 10/25/2035(4)	354,153	304,460
MortgageIT Trust FRS Series 2004-2, Class A1 0.57% due 12/25/2034(4)	12,700	12,316
MortgageIT Trust FRS Series 2004-1, Class A2 1.10% due 11/25/2034(4)	5,331	4,674
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.95% due 08/25/2034	15,835	16,356
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(5)	190,000	218,652
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.30% due 02/25/2037	58,325	37,531
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	135,000	138,901
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	70,000	72,203
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.27% due 04/25/2037	305,980	157,321
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.33% due 05/25/2037	146,028	80,673
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.60% due 02/20/2047(4)	194,518	168,765
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	20,781	20,900
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	47,181	48,801

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(5)	$30,000	$29,892
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	130,000	133,295
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	145,000	153,189
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,228
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(5)	19,000	21,527
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(4)	326,638	319,122
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(4)	121,617	107,857
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/2035(4)	234,302	235,700
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(5)	28,731	29,444
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(5)	25,000	25,174
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.32% due 02/15/2044*(5)(6)	971,746	45,770
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	90,000	104,626
Total Asset Backed Securities (cost $8,549,355)		8,887,742
U.S. CORPORATE BONDS & NOTES — 18.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	185,000	198,412
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	5,000	5,413
Security Description	Principal Amount(11)	Value (Note 2)
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	$20,000	$22,075
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042*	17,000	15,548
		37,623
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	35,000	38,719
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	12,000	12,760
		51,479
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	172,000	189,655
Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	15,030	13,076
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	85,000	88,400
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	7,000	7,035
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	21,760	23,229
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	66,081	71,077
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	74,509	86,989
		289,806
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	9,000	9,697
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	21,000	21,210

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/ CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	$20,000	$22,325
Daimler Finance North America LLC Company Guar. Notes 1.25% due 01/11/2016*	180,000	180,617
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	20,000	18,614
		221,556
Banks-Commercial — 0.2%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	38,000	41,554
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	55,000	60,362
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	12,000	12,438
Regions Bank Sub. Notes 7.50% due 05/15/2018	15,000	18,413
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	20,000	20,554
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	38,000	40,589
		193,910
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	23,000	23,260
Banks-Money Center — 0.1%
Chase Capital III FRS Limited Guar. Notes 0.84% due 03/01/2027	37,000	30,895
Comerica Bank Sub. Notes 5.20% due 08/22/2017	15,000	17,295
		48,190
Banks-Mortgage — 0.1%
Provident Funding Associates LP/ PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	40,000	44,600
Banks-Super Regional — 0.4%
Capital One Financial Corp. FRS Senior Notes 1.45% due 07/15/2014	14,000	14,152
Security Description	Principal Amount(11)	Value (Note 2)
Banks-Super Regional (continued)
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	$30,000	$30,615
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	25,000	28,740
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	120,000	128,501
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	4,000	4,573
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	105,000	124,977
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	45,000	45,302
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(7)	20,000	23,075
		399,935
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/ Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	16,000	13,480
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	50,000	80,421
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	25,000	26,009
		106,430
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.25% due 04/01/2023	40,000	40,584
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	50,000	55,000
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	160,000	163,000
		258,584
Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	6,000	6,360
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	4,000	4,120

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	$10,000	$10,700
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016	35,000	39,085
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	25,468
		64,553
Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	6,000	5,949
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	7,000	7,508
		13,457
Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	3,000	2,910
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	76,000	80,370
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	50,000	53,625
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	152,000	153,006
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	22,000	22,350
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	60,904
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	5,000	5,800
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	100,000	102,217
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	54,000	52,186
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	31,000	35,439
Security Description	Principal Amount(11)	Value (Note 2)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	$20,000	$20,975
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	56,000	62,160
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	15,000	20,297
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	74,000	67,268
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	90,000	95,958
		835,465
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	14,000	13,825
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(8)	5,434	6,004
Station Casinos LLC Senior Notes 7.50% due 03/01/2021*	8,000	8,220
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	15,000	16,819
		44,868
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	120,000	124,722
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	5,000	4,988
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	9,000	9,180
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	11,000	12,815
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	4,000	4,400
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,725
		180,830

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	$5,000	$5,406
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	95,000	104,326
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	4,000	4,070
		113,802
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	7,000	7,787
Chemicals-Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	5,000	5,038
Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	5,000	5,087
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	8,000	8,060
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	15,000	19,904
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	11,000	10,670
		43,721
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	3,000	2,768
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	7,000	6,318
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	7,000	7,227
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,800
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	11,075
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	21,000	22,312
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	61,000	64,965
Security Description	Principal Amount(11)	Value (Note 2)
Coal (continued)
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	$35,000	$39,900
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	4,000	4,210
		169,575
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	7,000	7,420
Western Union Co. Notes 2.88% due 12/10/2017	20,000	20,298
		27,718
Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	20,000	19,809
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	17,000	18,221
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	40,000	53,470
		71,691
Computers — 0.1%
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	35,000	35,699
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	32,000	33,181
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	50,000	52,226
		121,106
Computers-Integrated Systems — 0.0%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	5,000	4,838
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	5,000	5,413
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	17,000	16,490

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	$6,000	$6,112
		22,602
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	8,000	7,760
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	8,000	8,920
		16,680
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	7,000	7,665
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	2,000	2,030
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	5,000	5,394
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	7,000	7,735
		22,824
Cosmetics & Toiletries — 0.1%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	30,000	30,386
Avon Products, Inc. Senior Notes 5.00% due 03/15/2023	5,000	5,130
		35,516
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	15,000	16,087
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	5,000	5,350
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	9,000	9,383
		30,820
Security Description	Principal Amount(11)	Value (Note 2)
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	$5,000	$5,487
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	14,000	13,980
Diversified Banking Institutions — 3.1%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,409
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	5,000	5,981
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 04/15/2013(7)	82,000	71,750
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	92,000	91,562
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	27,000	26,624
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	50,000	50,171
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	1,000	1,108
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	115,000	135,809
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	175,000	203,166
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	9,000	11,012
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	75,000	76,769
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	105,000	108,467
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	45,000	50,032
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	10,000	10,500
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	52,000	57,065
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(7)	11,000	11,416

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	$120,000	$137,223
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	179,853
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	27,000	27,368
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	25,000	28,482
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	90,000	100,763
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	180,000	200,894
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	40,000	47,135
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	26,951
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	73,000	81,803
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	65,000	81,319
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	90,000	89,861
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	54,861
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	38,611
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	145,000	153,814
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	34,000	39,899
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	56,000	68,399
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(7)	20,000	22,977
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/2077	10,000	7,875
Morgan Stanley Senior Notes 3.75% due 02/25/2023	35,000	35,377
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.75% due 03/22/2017	$23,000	$25,370
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	124,000	131,454
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	115,166
Morgan Stanley Senior Notes 5.50% due 07/28/2021	23,000	26,367
Morgan Stanley Senior Notes 5.63% due 09/23/2019	200,000	229,976
Morgan Stanley Senior Notes 6.38% due 07/24/2042	70,000	84,102
		2,952,741
Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	12,000	12,199
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	130,000	145,542
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	140,000	166,977
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	85,000	100,595
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	119,000	138,752
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	153,000	194,753
		758,818
Diversified Manufacturing Operations — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	5,000	5,225
Textron, Inc. Senior Notes 4.63% due 09/21/2016	41,000	44,971
		50,196
E-Commerce/Products — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	22,000	21,835
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	7,000	6,792

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	$5,000	$5,881
Electric-Integrated — 0.6%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	24,000	24,398
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	48,000	54,913
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	47,700
Edison International Senior Notes 3.75% due 09/15/2017	85,000	92,609
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	103,442
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	7,000	7,070
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	24,000	24,190
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	26,000	28,169
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	16,000	16,181
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	28,000	28,319
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	13,000	12,381
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	10,000	10,657
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	14,000	15,888
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	11,225
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	13,000	13,096
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	78,029
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	22,000	25,003
		593,270
Security Description	Principal Amount(11)	Value (Note 2)
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 4.70% due 09/15/2022	$39,000	$38,854
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	12,000	11,970
Intel Corp. Senior Notes 4.00% due 12/15/2032	13,000	12,842
		24,812
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	15,000	15,054
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	250,000	266,129
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	9,000	9,386
		290,569
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	29,000	29,096
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	17,000	20,117
SLM Corp. Senior Notes 5.63% due 08/01/2033	75,000	69,375
SLM Corp. Notes 6.00% due 01/25/2017	15,000	16,312
SLM Corp. Senior Notes 6.25% due 01/25/2016	81,000	88,491
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,175
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,775
		223,245
Finance-Investment Banker/Broker — 0.6%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	50,000	62,138
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	12,000	12,792
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	5,083

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	$21,000	$2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	26,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	26,000	28,906
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	168,953
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/2017	130,000	152,580
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	65,000	78,456
		508,913
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	15,000	15,562
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	5,000	5,125
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	7,000	7,578
		28,265
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	12,000	12,114
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	7,000	7,350
Food-Misc./Diversified — 0.1%
Chiquita Brands International, Inc. Senior Sec. Notes 7.88% due 02/01/2021*	9,000	9,439
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	9,000	11,236
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	46,000	61,885
		82,560
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	103,817
Security Description	Principal Amount(11)	Value (Note 2)
Gas-Distribution (continued)
Southern Union Co. Senior Notes 7.60% due 02/01/2024	$18,000	$22,991
		126,808
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,238
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	15,000	16,650
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	43,069	47,268
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	9,000	9,855
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,888
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	11,287
		74,298
Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 2.38% due 02/15/2020	14,000	13,970
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	12,000	13,846
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	8,000	8,083
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	21,000	21,058
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	20,000	21,789
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	19,000	19,665
		84,441
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 4.00% due 03/15/2023	24,000	23,673
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	65,000	77,106

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	$100,000	$144,753
		245,532
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	20,000	20,752
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	95,000	146,855
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	37,554
		205,161
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	150,000	218,250
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	45,000	52,650
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	22,350
		75,000
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	8,000	8,440
Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	12,000	12,750
Medtronic, Inc. Senior Notes 4.00% due 04/01/2043	18,000	17,509
St Jude Medical, Inc. Senior Notes 3.25% due 04/15/2023	10,000	10,043
St Jude Medical, Inc. Senior Notes 4.75% due 04/15/2043	11,000	11,211
		51,513
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	23,000	30,741
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	6,000	6,368
Security Description	Principal Amount(11)	Value (Note 2)
Medical Products (continued)
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	$20,000	$22,900
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	5,000	5,381
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	4,000	4,300
		69,690
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	15,000	16,095
Amgen Inc. Senior Notes 6.90% due 06/01/2038	25,000	33,019
		49,114
Medical-Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	23,000	23,179
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	27,000	27,322
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	5,000	5,344
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	10,000	10,064
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	39,000	39,549
		105,458
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	25,000	24,617
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	21,000	23,060
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	24,505
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	7,000	7,062
		79,244
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	14,000	15,829
Cigna Corp. Senior Notes 6.15% due 11/15/2036	7,000	8,461

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	$60,000	$62,983
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	22,000	22,182
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	50,000	50,640
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	14,000	14,095
		174,190
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	10,000	10,825
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	36,000	37,710
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,775
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	13,000	14,666
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	80,000	88,300
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	25,000	26,281
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	6,000	6,450
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	5,000	4,575
		199,582
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	13,000	13,027
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	15,000	15,063
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	140,000	140,405
Security Description	Principal Amount(11)	Value (Note 2)
Metal-Copper (continued)
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	$12,000	$11,859
		167,327
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	70,000	68,981
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	9,000	9,765
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	25,000	26,062
Multimedia — 0.8%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	166,742
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	100,000	100,277
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	40,000	50,715
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	141,944
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	20,000	25,857
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	157,226
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	16,000	22,118
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	108,000	99,778
		764,657
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	11,000	11,522
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	12,000	11,430
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	3,000	3,255

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling (continued)
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	$11,000	$10,983
		14,238
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	10,000	10,550
Anadarko Holding, Inc. Senior Notes 7.15% due 05/15/2028	44,000	52,959
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	15,000	18,182
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,800
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,338
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	2,000	2,028
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,937
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	10,000	9,650
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,950
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	9,000	9,945
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	10,000	10,600
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,275
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	6,000	6,465
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	5,113
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	$5,000	$5,513
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	9,000	7,020
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	20,650
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,412
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	36,000	42,979
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,990
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	54,000	61,068
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,602
Plains Exploration & Production Co. Company Guar. Notes 6.50% due 11/15/2020	37,000	40,885
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,398
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,687
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	25,000	26,812
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	20,000	22,000
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	6,000	6,375
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,475
		452,658
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 7.88% due 10/01/2029	10,000	12,899
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	17,000	17,071
		29,970

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	$5,000	$6,217
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	10,000	10,750
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	10,000	10,700
		21,450
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	14,000	13,720
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	35,000	38,062
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	41,000	48,512
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	10,000	10,475
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	45,000	54,776
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	5,000	5,237
		170,782
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	200,000	204,315
Pipelines — 0.4%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	4,000	3,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,985
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	50,000	57,186
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	19,000	18,040
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	5,000	5,606
Security Description	Principal Amount(11)	Value (Note 2)
Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	$56,000	$64,540
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	107,000	106,478
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	41,000	46,847
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	27,000	27,564
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	10,000	10,975
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	41,000	45,371
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	6,000	6,480
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	5,000	5,172
		401,194
Printing-Commercial — 0.0%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	3,000	3,240
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	7,000	7,472
		10,712
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	5,000	5,425
Real Estate Investment Trusts — 1.2%
American Tower Trust I Sec. Notes 1.55% due 03/15/2043*	32,000	32,125
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	15,000	16,537
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	112,014
Duke Realty LP Senior Notes 6.75% due 03/15/2020	55,000	67,160
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	40,000	43,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 3.75% due 02/01/2016	$20,000	$21,348
HCP, Inc. Senior Notes 6.00% due 01/30/2017	105,000	121,543
Health Care REIT, Inc. Senior Notes 2.25% due 03/15/2018	10,000	10,091
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	141,019
Host Hotels & Resorts LP Senior Notes 3.75% due 10/15/2023	7,000	7,027
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	5,000	5,375
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	3,000	3,330
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	35,000	38,763
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	166,636
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,820
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	26,430
RHP Hotel Properties LP/ RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	4,000	4,000
Sabra Health Care LP/ Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,431
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	175,000	176,480
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	50,000	50,166
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	95,575
		1,168,870
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	145,000	166,819
Security Description	Principal Amount(11)	Value (Note 2)
Real Estate Management/Services (continued)
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	$10,000	$10,800
		177,619
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	20,000	21,317
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	140,000	145,375
		166,692
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	25,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	38,276
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	7,000	7,700
		45,976
Retail-Apparel/Shoe — 0.1%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	5,000	5,138
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	70,000	80,412
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	10,000	11,600
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	22,300
		119,450
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	45,000	48,141
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	26,000	28,210
Retail-Drug Store — 0.3%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	145,255	180,754
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	14,218	16,540

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store (continued)
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	$23,358	$27,607
		224,901
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	3,000	3,518
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,656
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	4,000	4,230
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	10,000	10,875
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	17,000	18,105
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	21,000	21,682
		50,662
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	8,000	9,621
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	6,000	6,465
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	7,000	7,490
		13,955
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	7,000	7,394
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,488
Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	25,000	26,772
Security Description	Principal Amount(11)	Value (Note 2)
Savings & Loans/Thrifts (continued)
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	$52,000	$63,331
People's United Financial, Inc. Senior Notes 3.65% due 12/06/2022	34,000	34,656
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	10,000	10,253
		135,012
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	17,000	17,664
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	14,893
		32,557
Security Services — 0.0%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	19,000	19,073
ADT Corp. Senior Notes 3.50% due 07/15/2022*	15,000	14,954
		34,027
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	5,000	5,438
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,487
		23,925
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	5,000	5,300
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	7,000	7,717
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	7,000	7,648
		15,365
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	21,000	23,477
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	11,125

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.3%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	$23,000	$27,817
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,200
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	220,000	232,790
		265,807
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	13,000	12,085
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	10,000	11,995
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	16,000	19,621
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	16,000	18,914
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	40,000	40,900
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	9,000	9,113
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,700
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	46,000	53,820
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	4,000	4,590
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	5,000	5,963
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	5,000	6,014
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	120,000	163,933
Windstream Corp. Company Guar. Notes 7.50% due 06/01/2022	40,000	42,800
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	55,000	62,837
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,475
		463,760
Security Description	Principal Amount(11)	Value (Note 2)
Television — 0.2%
CBS Corp. Company Guar. Notes 3.38% due 03/01/2022	$9,000	$9,167
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	95,000	126,884
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	5,000	5,337
		141,388
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	11,000	11,055
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	58,000	80,717
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	20,000	25,444
		106,161
Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	9,000	9,285
GATX Corp. Senior Notes 2.38% due 07/30/2018	22,000	22,252
GATX Corp. Senior Notes 3.90% due 03/30/2023	48,000	48,359
		79,896
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.45% due 03/15/2043	34,000	34,391
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	27,000	33,007
		67,398
Transport-Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	8,000	8,240
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	9,000	9,765
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	130,000	133,153

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	$31,000	$31,611
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 3.13% due 05/11/2015*	18,000	18,624
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 4.25% due 01/17/2023*	7,000	7,051
		190,439
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	12,000	12,090
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	5,062
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	15,000	16,575
		33,727
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	6,000	6,375
Wireless Equipment — 0.0%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	8,000	8,052
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	1,935	2,148
		10,200
Total U.S. Corporate Bonds & Notes (cost $16,453,041)		17,605,005
FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks-Commercial — 0.5%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	30,000	30,045
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	116,000	129,295
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	115,000	121,662
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	200,000	219,894
		500,896
Security Description	Principal Amount(11)	Value (Note 2)
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 0.98% due 03/09/2015	$30,000	$28,550
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	25,000	23,856
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	5,000	5,444
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	43,400
Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/ Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	5,000	5,138
Cruise Lines — 0.0%
NCL Corp., Ltd. Company Guar. Notes 5.00% due 02/15/2018*	5,000	5,094
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	9,000	9,112
		14,206
Diversified Banking Institutions — 0.3%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	150,000	152,221
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	88,000	90,446
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	41,372
		284,039
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	11,000	11,412
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,413
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	17,250
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	12,000	12,017
		52,092

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	$10,000	$10,275
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	13,000	13,617
		23,892
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023*	5,000	4,988
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,555
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	3,000	3,082
		9,637
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(7)	13,000	13,357
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	11,075
Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	100,000	101,266
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	90,000	97,379
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	16,000	18,628
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/2041	5,000	6,036
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	12,000	14,414
		237,723
Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	30,000	39,758
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	197,250
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	$15,000	$16,763
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	10,400
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	35,000	50,887
		315,058
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	23,000	23,577
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	36,000	37,454
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	90,000	97,109
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	66,000	74,599
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	16,000	16,504
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	80,000	82,520
		331,763
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	7,000	6,982
Retail-Misc./Diversified — 0.0%
Wesfarmers, Ltd. Senior Notes 1.87% due 03/20/2018*	28,000	28,241
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Senior Notes 7.75% due 06/01/2021*	2,000	2,035
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017	5,769	6,127
		8,162
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	199,302
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.25% due 08/05/2015	75,000	77,951

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*		$5,000	$4,975
Vivendi SA Senior Notes 2.40% due 04/10/2015*		50,000	50,986
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*		15,000	15,581
			71,542
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		85,000	120,362
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021		30,000	32,286
			152,648
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		25,000	25,375
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		12,000	12,825
Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*		200,000	201,768
Total Foreign Corporate Bonds & Notes (cost $2,636,236)			2,689,910
FOREIGN GOVERNMENT AGENCIES — 1.6%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		24,000	24,317
Province of British Columbia Senior Notes 2.85% due 06/15/2015		28,000	29,473
			53,790
Sovereign — 1.5%
Brazil Letras do Tesouro Nacional Notes zero coupon due 01/01/2015	BRL	1,650,000	704,994
Government of Canada Senior Notes 0.88% due 02/14/2017		23,000	23,156
Government of Romania Senior Notes 6.75% due 02/07/2022		24,000	27,930
Republic of Colombia Senior Notes 8.13% due 05/21/2024		60,000	86,370
Security Description	Principal Amount(11)	Value (Note 2)
Sovereign (continued)
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	$94,000	$98,559
Republic of Hungary Senior Notes 6.25% due 01/29/2020	30,000	30,638
Republic of Poland Senior Notes 3.00% due 03/17/2023	65,000	62,952
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	50,000	83,875
Republic of Turkey Senior Notes 7.38% due 02/05/2025	50,000	63,875
Republic of Turkey Senior Notes 11.88% due 01/15/2030	20,000	36,500
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	22,000	25,663
Russian Federation Senior Notes 7.50% due 03/31/2030(9)	87,165	107,976
United Mexican States Senior Notes 4.75% due 03/08/2044	99,000	102,712
		1,455,200
Total Foreign Government Agencies (cost $1,529,635)		1,508,990
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	72,923
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	25,000	26,561
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000	29,964
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	25,000	24,965
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	122,558
State of California General Obligation Bonds 6.51% due 04/01/2039	25,000	29,161

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds (continued)
State of California General Obligation Bonds 7.55% due 04/01/2039	$70,000	$101,057
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	85,000	97,105
Total Municipal Bonds & Notes (cost $412,532)		504,294
U.S. GOVERNMENT AGENCIES — 20.4%
Federal Home Loan Mtg. Corp. — 2.0%
2.50% due 01/01/2028	26,959	28,045
3.00% due 08/01/2027	114,210	120,452
3.00% due 10/01/2042	56,968	58,714
3.00% due 11/01/2042	25,723	26,435
3.00% due 02/01/2043	59,900	61,652
3.50% due 03/01/2042	20,994	22,166
4.00% due 09/01/2040	11,328	12,041
4.00% due April TBA	400,000	425,125
4.50% due 01/01/2039	13,748	14,708
5.00% due 07/01/2020	17,631	18,923
5.00% due 12/01/2020	19,799	21,250
5.00% due 05/01/2021	244,078	261,961
5.00% due 07/01/2021	70,135	75,274
5.00% due 05/01/2034	102,750	114,305
5.00% due 07/01/2038	156,775	168,625
5.50% due 05/01/2037	36,836	40,068
5.50% due 06/01/2037	17,506	19,270
5.50% due 10/01/2037	7,464	8,084
5.50% due 04/01/2038	8,468	9,172
5.50% due 06/01/2041	96,186	104,444
6.00% due 09/01/2026	88,165	96,644
6.00% due 08/01/2036	45,002	49,428
6.50% due 05/01/2016	65	65
6.50% due 05/01/2029	5,448	6,215
6.50% due 07/01/2035	6,656	7,637
6.50% due 03/01/2036	33,189	37,738
6.50% due 05/01/2036	387	440
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/2023(4)	21,430	23,940
Series 1226, Class Z 7.75% due 03/15/2022(4)	1,445	1,577
		1,834,398
Federal National Mtg. Assoc. — 12.2%
2.50% due 03/01/2028	49,718	51,728
3.00% due 10/01/2027	48,699	51,283
3.00% due 12/01/2027	29,497	31,062
3.00% due 01/01/2028	78,910	83,097
3.00% due 06/01/2042	27,916	28,816
3.00% due 12/01/2042	23,736	24,502
3.50% due 12/01/2041	72,880	77,007
3.50% due 01/01/2042	92,614	97,858
3.50% due 04/01/2042	55,516	58,659
3.50% due 05/01/2042	51,316	54,222
3.50% due April TBA	3,700,000	3,906,969
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.00% due 09/01/2040	$14,215	$15,161
4.00% due 12/01/2040	367,416	395,960
4.00% due 11/01/2041	19,818	21,144
4.00% due 01/01/2042	65,676	70,711
4.50% due 01/01/2039	27,052	29,151
4.50% due 08/01/2040	96,626	104,242
4.57% due 01/01/2015	662,671	684,176
4.85% due 11/01/2015	750,974	809,575
5.00% due 03/01/2018	45,295	48,994
5.00% due 06/01/2019	9,671	10,449
5.00% due 05/01/2035	1,413	1,538
5.00% due 02/01/2036	11,813	12,827
5.00% due 07/01/2040	89,373	98,167
5.00% due April TBA	1,600,000	1,733,250
5.50% due 03/01/2018	33,775	36,984
5.50% due 10/01/2021	31,414	34,398
5.50% due 06/01/2022	13,463	14,742
5.50% due 12/01/2029	19,902	21,733
5.50% due 05/01/2034	44,413	48,901
5.50% due 09/01/2035	1,095,969	1,214,836
5.50% due 06/01/2038	31,548	34,615
6.00% due 06/01/2017	13,569	14,559
6.00% due 06/01/2026	56,196	61,927
6.00% due 04/01/2027	301,602	333,399
6.00% due 12/01/2033	73,339	82,538
6.00% due 05/01/2034	43,680	48,709
6.00% due April TBA	500,000	547,656
6.50% due 06/01/2013	938	941
6.50% due 09/01/2032	77,435	89,979
6.50% due 06/01/2035	243,138	287,491
6.50% due 02/01/2036	78,478	84,847
6.50% due 10/01/2037	18,447	21,864
7.00% due 06/01/2037	69,762	79,295
		11,559,962
Government National Mtg. Assoc. — 6.2%
4.00% due 09/15/2040	1,359,258	1,490,353
4.00% due 11/15/2040	195,359	214,030
4.00% due 09/15/2041	81,162	89,137
4.00% due April TBA	300,000	326,965
4.50% due 02/15/2039	35,227	38,520
4.50% due 06/15/2041	1,461,819	1,598,453
4.50% due 08/15/2041	559,658	611,969
5.00% due 08/15/2039	1,157,894	1,265,940
5.50% due 05/15/2036	24,724	27,525
6.00% due 09/15/2032	25,208	28,812
6.00% due 12/15/2033	96,552	113,593
7.00% due 11/15/2031	22,883	28,053
7.00% due 07/15/2033	22,359	27,168
8.00% due 11/15/2031	6,094	6,339
8.50% due 11/15/2017	930	995
9.00% due 11/15/2021	372	409
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(4)	18,145	20,903
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	372	427
		5,889,591

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Sovereign Agency — 0.0%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	$19,000	$18,318
Total U.S. Government Agencies (cost $18,741,591)		19,302,269
U.S. GOVERNMENT TREASURIES — 13.1%
United States Treasury Bonds — 3.1%
2.75% due 08/15/2042	125,000	115,976
2.75% due 11/15/2042	40,000	37,075
3.13% due 11/15/2041	196,000	197,164
3.13% due 02/15/2042	14,000	14,070
4.38% due 02/15/2038	525,000	656,332
4.38% due 11/15/2039	845,300	1,059,267
4.50% due 02/15/2036	205,000	260,382
4.75% due 02/15/2041	225,000	298,828
5.25% due 11/15/2028	60,000	81,281
5.38% due 02/15/2031	100,000	139,109
6.63% due 02/15/2027	60,000	90,694
		2,950,178
United States Treasury Notes — 10.0%
0.25% due 03/31/2014	45,000	45,033
0.38% due 04/15/2015	60,000	60,131
0.50% due 07/31/2017	10,000	9,943
0.63% due 08/31/2017	154,000	153,844
0.63% due 09/30/2017	36,000	35,930
0.75% due 09/15/2013	750,000	752,139
0.75% due 02/28/2018	302,000	301,929
0.88% due 02/28/2017	300,000	303,844
0.88% due 04/30/2017	1,190,000	1,204,224
1.00% due 10/31/2016	150,000	152,777
1.00% due 03/31/2017	64,000	65,115
1.25% due 10/31/2015	109,000	111,597
1.63% due 11/15/2022	31,000	30,450
2.00% due 01/31/2016	1,700,000	1,779,023
2.00% due 04/30/2016	600,000	629,672
2.00% due 02/15/2023	675,000	683,543
2.13% due 05/31/2015	25,000	25,994
2.38% due 03/31/2016	780,000	826,557
2.38% due 05/31/2018	10,000	10,797
2.75% due 12/31/2017	32,000	35,060
4.00% due 02/15/2014	500,000	516,758
4.25% due 11/15/2014	1,635,000	1,741,403
		9,475,763
Total U.S. Government Treasuries (cost $12,073,240)		12,425,941
WARRANTS † — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(1)(2)	80	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	5	1,750
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
Television (continued)
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	5	$1,000
		2,750
Total Warrants (cost $82)		2,750
Total Long-Term Investment Securities (cost $81,468,399)		91,780,791
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2013 (cost $1,458,000)	$1,458,000	1,458,000
REPURCHASE AGREEMENTS — 8.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $227,000 and collateralized by $235,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $235,090	227,000	227,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $467,001 and collateralized by $480,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $480,184	467,000	467,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	1,185,000	1,185,000
Barclays Capital Inc. Joint Repurchase Agreement(10)	1,990,000	1,990,000
BNP Paribas SA Joint Repurchase Agreement(10)	1,185,000	1,185,000
Deutsche Bank AG Joint Repurchase Agreement(10)	235,000	235,000
Royal Bank of Scotland Joint Repurchase Agreement(10)	1,580,000	1,580,000
UBS Securities LLC Joint Repurchase Agreement(10)	1,340,000	1,340,000
Total Repurchase Agreements (cost $8,209,000)		8,209,000
TOTAL INVESTMENTS (cost $91,135,399)(12)	107.1%	101,447,791
Liabilities in excess of other assets	(7.1)	(6,727,568)
NET ASSETS	100.0%	$94,720,223

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $6,180,526 representing 6.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $2,751 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2013, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/16 (strike price $500.00) Warrants	3/1/11	5	$—	$1,750	$350	0.00%
ION Media Networks, Inc. Expries 12/18/16 (strike price $687.00) Warrants	11/11/10	5	—	1,000	200	0.00
				$2,750		0.00%

(4)  Collateralized Mortgage Obligation

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  Perpetual maturity — maturity date reflects the next call date.

(8)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
3	Short	Euro Bund Futures	June 2013	$554,083	$559,555	$(5,472)
10	Long	U.S. Treasury 2YR Notes	June 2013	2,204,000	2,204,531	531
4	Long	U.S. Treasury 5YR Notes	June 2013	495,625	496,219	594
37	Long	U.S. Treasury 10YR Notes	June 2013	4,867,526	4,883,422	15,896
12	Short	U.S. Long Bonds	June 2013	1,724,906	1,733,625	(8,719)
3	Long	U.S. Ultra Bonds	June 2013	474,515	472,781	(1,734)
						$1,096

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	SEK	953,000	USD	146,968	04/30/2013	$812	$—
JPMorgan Chase Bank	SEK	954,000	USD	147,052	04/30/2013	742	—
Morgan Stanley and Co., Inc.	USD	286,489	NOK	1,677,000	04/30/2013	327	—
UBS AG	BRL	1,344,000	USD	680,083	04/20/2013	14,983	—
	BRL	1,344,000	USD	666,733	05/03/2013	3,951	—
	USD	669,023	BRL	1,344,000	04/20/2013	—	(3,923)
						18,934	(3,923)
Net Unrealized Appreciation (Depreciation)						$20,815	$(3,923)

BRL — Brazilian Real

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$28,800,517	$—	$—	$28,800,517
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	53,372	—	—	53,372
Asset Backed Securities:
Diversified Financial Services	—	8,887,742	—	8,887,742
U.S. Corporate Bonds & Notes:
Recycling	—	—	1	1
Other Industries*	—	17,605,004	—	17,605,004
Foreign Corporate Bonds & Notes	—	2,689,910	—	2,689,910
Foreign Government Agencies	—	1,508,990	—	1,508,990
Municipal Bond & Notes	—	504,294	—	504,294
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	11,559,962	—	11,559,962
Government National Mtg. Assoc.	—	5,889,591	—	5,889,591
Other U.S. Government Agencies*	—	1,852,716	—	1,852,716
U.S. Government Treasuries:
Unites States Treasury Bonds	—	2,950,178	—	2,950,178
Unites States Treasury Notes	—	9,475,763	—	9,475,763
Warrants	—	—	2,750	2,750
Short-Term Investment Securities:
Time Deposits	—	1,458,000	—	1,458,000
Repurchase Agreements	—	8,209,000	—	8,209,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	17,021	—	—	17,021
Open Forward Foreign Currency Contracts-Appreciation	—	20,815	—	20,815
Total	$28,870,910	$72,611,966	$2,751	$101,485,627
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$15,925	$—	$—	$15,925
Open Forward Foreign Currency Contracts-Depreciation	—	3,923	—	3,923
Total	$15,925	$3,923	$—	$19,848

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	14.6%
Repurchase Agreements	13.2
Diversified Financial Services	13.0
United States Treasury Notes	12.8
Government National Mtg. Assoc.	7.8
Diversified Banking Institutions	5.3
United States Treasury Bonds	4.7
Federal Home Loan Mtg. Corp.	2.4
Multimedia	1.9
Real Estate Investment Trusts	1.6
Sovereign	1.4
Medical-Biomedical/Gene	1.3
Computers	1.2
Cable/Satellite TV	1.2
Oil Companies-Exploration & Production	1.2
Telephone-Integrated	1.0
Banks-Super Regional	1.0
Oil Companies-Integrated	0.9
Pharmacy Services	0.9
Municipal Bonds	0.8
Electric-Integrated	0.8
Time Deposits	0.8
Finance-Investment Banker/Broker	0.7
E-Commerce/Products	0.7
Medical-Drugs	0.6
Tobacco	0.6
Pipelines	0.5
Brewery	0.5
Telecom Services	0.5
Retail-Apparel/Shoe	0.4
Semiconductor Components-Integrated Circuits	0.4
Airlines	0.4
Insurance-Property/Casualty	0.4
Banks-Commercial	0.4
Paper & Related Products	0.4
Auto-Cars/Light Trucks	0.4
Insurance-Life/Health	0.4
Computers-Memory Devices	0.4
Casino Hotels	0.3
Finance-Auto Loans	0.3
Chemicals-Diversified	0.3
Retail-Drug Store	0.3
Transport-Services	0.3
Oil & Gas Drilling	0.3
Wireless Equipment	0.3
Industrial Automated/Robotic	0.3
Medical-Hospitals	0.3
Retail-Jewelry	0.3
Agricultural Operations	0.3
Metal-Copper	0.3
Cosmetics & Toiletries	0.3
Finance-Consumer Loans	0.3
Broadcast Services/Program	0.3
Advertising Agencies	0.3
Metal Processors & Fabrication	0.3
Insurance-Mutual	0.3
Coal	0.3
Real Estate Management/Services	0.3
Diversified Manufacturing Operations	0.2
Medical-HMO	0.2%
Food-Misc./Diversified	0.2
Insurance-Multi-line	0.2
Cellular Telecom	0.2
Trucking/Leasing	0.2
Television	0.2
Beverages-Non-alcoholic	0.2
Electronic Components-Misc.	0.2
Oil-Field Services	0.2
Electronic Components-Semiconductors	0.2
Agricultural Chemicals	0.2
Enterprise Software/Service	0.2
Transport-Rail	0.2
Steel-Producers	0.2
Web Portals/ISP	0.2
Real Estate Operations & Development	0.2
Commercial Services	0.2
Software Tools	0.2
Aerospace/Defense-Equipment	0.2
Metal-Diversified	0.2
Computer Services	0.2
Rental Auto/Equipment	0.2
Medical Products	0.2
Aerospace/Defense	0.2
Gas-Distribution	0.1
Athletic Footwear	0.1
Instruments-Controls	0.1
Hotels/Motels	0.1
Commercial Services-Finance	0.1
Machinery-Farming	0.1
Retail-Building Products	0.1
Retail-Auto Parts	0.1
Independent Power Producers	0.1
Apparel Manufacturers	0.1
Electric Products-Misc.	0.1
Retail-Discount	0.1
Beverages-Wine/Spirits	0.1
Electronic Connectors	0.1
Savings & Loans/Thrifts	0.1
Applications Software	0.1
Vitamins & Nutrition Products	0.1
Investment Management/Advisor Services	0.1
Auto-Heavy Duty Trucks	0.1
Networking Products	0.1
Retail-Sporting Goods	0.1
Containers-Paper/Plastic	0.1
Retail-Propane Distribution	0.1
Engineering/R&D Services	0.1
Banks-Mortgage	0.1
Data Processing/Management	0.1
Transport-Equipment & Leasing	0.1
Building & Construction Products-Misc.	0.1
Medical-Generic Drugs	0.1
Retail-Automobile	0.1
111.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited) (continued)

Credit Quality†#
Aaa	57.7%
Aa	1.3
A	7.7
Baa	19.4
Ba	5.3
B	2.1
Caa	2.0
Ca	0.4
Not Rated@	4.1
100.0

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 15.7%
Aerospace/Defense — 0.1%
Boeing Co.	632	$54,257
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	896	83,713
Agricultural Chemicals — 0.2%
Monsanto Co.	1,431	151,156
Mosaic Co.	334	19,910
		171,066
Apparel Manufacturers — 0.1%
Prada SpA	8,800	88,927
Applications Software — 0.1%
Microsoft Corp.	2,557	73,156
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,935	114,184
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	4,641	61,029
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,308	66,132
Banks-Commercial — 0.0%
Regions Financial Corp.	2,909	23,825
Banks-Fiduciary — 0.0%
State Street Corp.	213	12,586
Banks-Super Regional — 0.5%
Capital One Financial Corp.	1,692	92,975
Fifth Third Bancorp	2,532	41,297
PNC Financial Services Group, Inc.	546	36,309
SunTrust Banks, Inc.	1,529	44,051
US Bancorp	1,422	48,249
Wells Fargo & Co.	3,465	128,170
		391,051
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	2,434	98,431
PepsiCo, Inc.	1,157	91,530
		189,961
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA	662	82,501
Brewery — 0.1%
Anheuser-Busch InBev NV	919	91,013
Casino Hotels — 0.3%
MGM Resorts International†	18,159	238,791
Wynn Resorts, Ltd.	446	55,821
		294,612
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	1,341	59,071
Dow Chemical Co.	1,547	49,256
E.I. du Pont de Nemours & Co.	219	10,766
LyondellBasell Industries NV, Class A	1,081	68,417
		187,510
Commercial Services — 0.2%
Iron Mountain, Inc.	4,031	146,366
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	167	$90,369
Computer Services — 0.1%
International Business Machines Corp.	473	100,891
Computers — 1.0%
Apple, Inc.	1,957	866,227
Hewlett-Packard Co.	705	16,807
		883,034
Computers-Memory Devices — 0.3%
EMC Corp.†	9,417	224,972
NetApp, Inc.†	180	6,149
		231,121
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	534	49,550
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	763	90,057
Procter & Gamble Co.	1,387	106,882
		196,939
Cruise Lines — 0.0%
Carnival Corp.	340	11,662
Diversified Banking Institutions — 0.5%
Bank of America Corp.	4,498	54,786
Citigroup, Inc.	1,831	81,003
Goldman Sachs Group, Inc.	797	117,279
JPMorgan Chase & Co.	2,934	139,248
Morgan Stanley	1,588	34,904
		427,220
Diversified Manufacturing Operations — 0.1%
Dover Corp.	606	44,165
Eaton Corp. PLC	250	15,313
General Electric Co.	2,729	63,094
		122,572
E-Commerce/Products — 0.7%
Amazon.com, Inc.†	477	127,116
eBay, Inc.†	8,142	441,459
		568,575
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,552	86,710
Electric-Integrated — 0.1%
Dominion Resources, Inc.	387	22,516
Duke Energy Corp.	525	38,110
NextEra Energy, Inc.	480	37,286
PG&E Corp.	588	26,183
		124,095
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	3,674	154,051
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A	1,127	39,073
Intel Corp.	1,930	42,170
Micron Technology, Inc.†	2,912	29,062
Texas Instruments, Inc.	1,423	50,488
		160,793

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,097	$81,891
Engineering/R&D Services — 0.1%
Fluor Corp.	809	53,661
Enterprise Software/Service — 0.2%
Informatica Corp.†	855	29,472
Oracle Corp.	4,341	140,388
		169,860
Entertainment Software — 0.0%
Activision Blizzard, Inc.	300	4,371
Finance-Investment Banker/Broker — 0.0%
TD Ameritrade Holding Corp.	1,242	25,610
Food-Misc./Diversified — 0.1%
Kellogg Co.	697	44,908
Mondelez International, Inc., Class A	2,359	72,209
		117,117
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	583	25,203
Marriott International, Inc., Class A	748	31,588
Starwood Hotels & Resorts Worldwide, Inc.	432	27,532
		84,323
Human Resources — 0.0%
Monster Worldwide, Inc.†	7,259	36,803
Industrial Automated/Robotic — 0.3%
FANUC Corp.	1,600	246,167
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,475	111,141
Insurance-Life/Health — 0.3%
Prudential Financial, Inc.	1,256	74,091
Prudential PLC	10,188	164,864
		238,955
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	1,800	46,440
MetLife, Inc.	1,206	45,852
		92,292
Insurance-Property/Casualty — 0.1%
Chubb Corp.	310	27,134
Travelers Cos., Inc.	382	32,161
		59,295
Investment Management/Advisor Services — 0.1%
Artisan Partners Asset Management, Inc.†	94	3,708
Franklin Resources, Inc.	177	26,694
T. Rowe Price Group, Inc.	482	36,087
		66,489
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	401	34,875
Medical Products — 0.1%
Covidien PLC	1,009	68,451
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene — 1.2%
Celgene Corp.†	5,722	$663,237
Gilead Sciences, Inc.†	3,124	152,857
Vertex Pharmaceuticals, Inc.†	2,774	152,515
		968,609
Medical-Drugs — 0.5%
Abbott Laboratories	268	9,466
Eli Lilly & Co.	945	53,666
Johnson & Johnson	1,621	132,160
Medivation, Inc.†	428	20,018
Merck & Co., Inc.	1,622	71,741
Pfizer, Inc.	4,174	120,462
		407,513
Medical-HMO — 0.0%
UnitedHealth Group, Inc.	711	40,676
Medical-Hospitals — 0.0%
HCA Holdings, Inc.	752	30,554
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,121	212,564
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,638	54,218
Metal-Diversified — 0.2%
Turquoise Hill Resources, Ltd.†	22,039	140,168
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	47	893
Multimedia — 0.7%
News Corp., Class A	15,391	469,733
Time Warner, Inc.	667	38,433
Walt Disney Co.	1,308	74,294
		582,460
Networking Products — 0.1%
Cisco Systems, Inc.	3,007	62,876
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	801	70,047
Cabot Oil & Gas Corp.	219	14,807
Continental Resources, Inc.†	189	16,430
Devon Energy Corp.	173	9,761
EOG Resources, Inc.	514	65,828
EQT Corp.	300	20,325
Noble Energy, Inc.	201	23,248
Occidental Petroleum Corp.	669	52,429
Range Resources Corp.	307	24,879
		297,754
Oil Companies-Integrated — 0.5%
Chevron Corp.	1,035	122,979
Exxon Mobil Corp.	1,569	141,382
Hess Corp.	1,054	75,477
Suncor Energy, Inc.	1,596	47,896
		387,734
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp.	375	33,600

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil-Field Services — 0.2%
Halliburton Co.	441	$17,875
Schlumberger, Ltd.	1,725	129,185
Weatherford International, Ltd.†	1,607	19,509
		166,569
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	8,563	493,657
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	1,975	34,543
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	2,719	60,525
Retail-Apparel/Shoe — 0.3%
L Brands, Inc.	6,320	282,251
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	96	38,090
Retail-Building Products — 0.1%
Home Depot, Inc.	1,398	97,552
Retail-Discount — 0.1%
Target Corp.	903	61,811
Wal-Mart Stores, Inc.	311	23,272
		85,083
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,235	67,913
Retail-Jewelry — 0.3%
Cie Financiere Richemont SA, Class A	2,831	222,244
Tiffany & Co.	297	20,653
		242,897
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	512	21,422
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	1,231	58,226
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	2,135	142,938
Software Tools — 0.2%
VMware, Inc., Class A†	1,852	146,086
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	597	42,489
United States Steel Corp.	1,348	26,286
		68,775
Telephone-Integrated — 0.2%
AT&T, Inc.	1,637	60,062
CenturyLink, Inc.	1,381	48,515
Verizon Communications, Inc.	1,610	79,131
		187,708
Tobacco — 0.1%
Altria Group, Inc.	910	31,295
Philip Morris International, Inc.	382	35,415
		66,710
Transport-Rail — 0.2%
Union Pacific Corp.	913	130,020
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Transport-Services — 0.3%
United Parcel Service, Inc., Class B	3,116	$267,664
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	932	72,183
Web Portals/ISP — 0.2%
Google, Inc., Class A†	189	150,072
Wireless Equipment — 0.3%
Crown Castle International Corp.†	3,506	244,158
Total Common Stock (cost $9,888,869)		13,175,433
PREFERRED STOCK — 0.0%
Banks-Commercial — 0.0%
City National Corp. Series C 5.50%	250	6,225
Zions Bancorporation FRS Series G 6.30%	500	13,375
		19,600
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	8,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	400	1,328
Insurance-Property/Casualty — 0.0%
Hanover Insurance Group, Inc. 6.35%	30	770
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Series C 6.50%	250	6,245
Total Preferred Stock (cost $31,859)		27,944
ASSET BACKED SECURITIES — 12.1%
Diversified Financial Services — 12.1%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class B 1.59% due 07/10/2017	$5,000	5,065
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 10/08/2016	120,000	124,191
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	211,600	216,658
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	75,000	76,952

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	$80,000	$82,681
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	195,000	209,393
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.94% due 02/10/2051(4)	180,000	208,746
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(5)	23,419	22,725
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(5)	107,048	106,652
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(5)	36,454	36,038
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(4)	130,000	147,603
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	135,000	135,720
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.81% due 02/25/2036(5)	343,934	293,841
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(4)	195,000	227,141
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	28,750	29,180
Citicorp Mtg. Securities Trust Series 2006-2, Class 1A8 5.75% due 04/25/2036(5)	437	437
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.88% due 12/10/2049(4)	20,000	23,257
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(5)	191,827	163,670
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(4)	198,413	231,486
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.03% due 12/10/2049(4)	90,000	105,206
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(4)	27,666	28,490
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)(4)	$155,000	$158,875
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.37% due 01/25/2037(5)	195,077	150,016
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	25,000	25,231
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	930	935
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(5)	165,665	156,139
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(5)	8,563	8,125
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	89,055	89,330
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	122,774	128,444
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.59% due 05/25/2035(5)	289,527	263,118
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(5)	2,596	2,624
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	155,000	156,146
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(4)	155,000	176,684
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	13,000	13,264
GS Mtg. Securities Corp. II Series 2012-SHOP, Class A 2.93% due 06/05/2031*(4)	120,000	125,307
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	160,000	159,390
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	165,000	173,500

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(4)	$145,000	$166,820
GS Mtg. Securities Corp. II Series 2011-GC3, Class A4 4.75% due 03/10/2044*(4)	130,000	150,544
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	40,000	48,452
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(4)	600,000	626,655
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(4)	170,000	171,575
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(4)	150,000	165,842
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.77% due 04/25/2036(5)	23,901	20,370
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.78% due 01/25/2036(5)	134,780	121,473
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(5)	101,535	94,606
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.85% due 03/25/2047(5)	64,526	54,473
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.74% due 05/25/2035(5)	160,923	141,994
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(4)	130,000	130,325
JPMorgan Chase Commercial Mtg. Securities Trusts Series 2013-C10, Class A5 3.14% due 12/15/2047(4)	15,000	15,350
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(4)	145,000	154,740
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	165,000	185,929
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.06% due 06/15/2038(4)	135,000	153,122
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.33% due 04/15/2041(4)	115,000	138,089
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.53% due 02/25/2035(5)	58,992	59,835
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.70% due 12/25/2034(5)	$114,846	$114,707
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(4)	240,000	274,123
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.45% due 01/11/2043(4)	45,000	54,298
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	107,190	98,214
MortgageIT Trust FRS Series 2005-4, Class A1 0.48% due 10/25/2035(5)	369,304	317,486
MortgageIT Trust FRS Series 2004-2, Class A1 0.57% due 12/25/2034(5)	6,624	6,424
MortgageIT Trust FRS Series 2004-1, Class A2 1.10% due 11/25/2034(5)	2,938	2,576
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.95% due 08/25/2034	3,167	3,271
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(4)	215,000	247,422
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.30% due 02/25/2037	70,476	45,350
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	155,000	159,478
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	85,000	87,675
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.27% due 04/25/2037	358,457	184,302
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.33% due 05/25/2037	169,477	93,628
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.60% due 02/20/2047(5)	214,704	186,278
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	25,850	25,998
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.44% due 04/25/2045(5)	207,165	209,861

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(4)	$21,251	$21,981
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(4)	16,000	15,942
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	165,000	169,182
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(4)	75,000	79,236
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,274
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(4)	19,000	21,527
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	353,858	345,715
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(5)	129,218	114,598
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/2035(5)	245,342	246,806
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.32% due 02/15/2044*(4)(6)	1,098,770	51,753
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(4)	10,000	10,248
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(4)	25,000	25,174
Total Asset Backed Securities (cost $9,643,532)		10,105,981
U.S. CORPORATE BONDS & NOTES — 22.0%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	218,000	233,805
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	10,000	10,825
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	5,000	4,563
Security Description	Principal Amount(13)	Value (Note 2)
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	$35,000	$38,631
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042*	12,000	10,975
		49,606
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	45,000	49,781
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	7,000	7,444
		57,225
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	218,000	240,377
Airlines — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	1,627	1,659
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	15,030	13,076
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	105,000	109,200
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	4,000	4,020
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	23,314	24,888
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	61,361	66,000
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	87,658	102,341
		321,184
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	5,000	5,388

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	$18,000	$18,180
Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Company Guar. Notes 1.25% due 01/11/2016*	220,000	220,753
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	11,000	10,238
		230,991
Banks-Commercial — 0.2%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	19,000	20,777
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	50,000	54,875
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	6,000	6,219
Regions Bank Sub. Notes 7.50% due 05/15/2018	10,000	12,275
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	11,000	11,305
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	22,000	23,499
		128,950
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	13,000	13,147
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.84% due 03/01/2027	19,000	15,865
Comerica Bank Sub. Notes 5.20% due 08/22/2017	10,000	11,530
		27,395
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	45,000	50,175
Banks-Super Regional — 0.5%
Capital One Financial Corp. FRS Senior Notes 1.45% due 07/15/2014	9,000	9,098
Security Description	Principal Amount(13)	Value (Note 2)
Banks-Super Regional (continued)
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	$17,000	$17,349
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	50,000	57,479
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	140,000	149,918
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,286
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	125,000	148,781
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(7)	10,000	11,538
		396,449
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	8,000	6,740
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	65,000	104,547
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	200,000	214,070
		318,617
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.25% due 04/01/2023	36,000	36,526
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	50,000	55,000
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	140,000	142,625
		234,151
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	6,000	6,360
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	30,000	38,437
		44,797
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	4,000	4,120

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	$4,000	$4,280
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	25,468
Building-Residential/Commercial — 0.0%
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	3,000	3,218
Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	2,000	1,940
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	91,000	96,233
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	65,000	69,713
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	153,000	154,013
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	6,000	6,095
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	100,000	148,136
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	5,000	5,800
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	160,000	163,547
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	29,000	28,026
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	5,000	5,244
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	90,000	99,900
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	13,531
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	90,000	81,812
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	$110,000	$117,282
		991,272
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	8,000	7,900
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(8)	1,227	1,356
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	15,000	16,819
		26,075
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	130,000	135,116
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	5,000	5,100
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	16,000	18,640
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,200
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	25,000	30,906
		191,962
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	5,000	5,406
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	70,000	76,872
		82,278
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	3,000	3,338
Chemicals-Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	5,000	5,038
Chemicals-Specialty — 0.0%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	5,000	5,088

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	$4,000	$4,030
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	10,000	13,269
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	8,000	7,760
		30,147
Coal — 0.3%
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	3,000	2,708
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	4,000	4,130
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,800
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	15,000	16,612
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	10,000	10,625
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	105,000	111,825
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	40,000	45,600
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	4,000	4,210
		206,510
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	4,000	4,240
Western Union Co. Notes 2.88% due 12/10/2017	11,000	11,164
		15,404
Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	11,000	10,895
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,790
Security Description	Principal Amount(13)	Value (Note 2)
Computer Services (continued)
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	$20,000	$26,735
		38,525
Computers — 0.2%
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	45,000	45,899
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	17,000	17,627
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	60,000	62,671
		126,197
Computers-Integrated Systems — 0.0%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	10,000	9,675
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	4,000	3,880
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	3,000	3,056
		6,936
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	6,000	5,820
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	4,000	4,460
		10,280
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	3,000	3,237
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	3,000	3,315
		6,552
Cosmetics & Toiletries — 0.1%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	30,000	30,386
Avon Products, Inc. Senior Notes 5.00% due 03/15/2023	10,000	10,261
		40,647

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	$35,000	$37,537
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	5,000	5,350
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	5,000	5,213
		48,100
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,488
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	5,000	5,581
		11,069
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	2,100	2,226
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	7,000	6,990
Diversified Banking Institutions — 4.2%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	5,000	5,981
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 04/15/2013(7)	41,000	35,875
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	104,000	103,505
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	14,000	13,805
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	65,000	65,223
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	75,000	86,761
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	5,000	5,905
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	230,000	267,018
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	$4,000	$4,894
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	25,000	25,590
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	140,000	144,623
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	70,000	73,502
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	28,000	30,727
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(7)	6,000	6,227
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	155,000	177,246
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	205,000	273,111
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	15,000	15,204
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	25,000	28,482
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	100,000	111,959
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	225,000	251,117
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	62,000	73,059
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	37,732
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	62,753
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	55,000	68,809
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	125,000	124,807
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,972
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	80,000	88,254

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	$290,000	$307,627
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	148,544
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	23,000	26,990
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	11,000	13,436
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(7)	10,000	11,488
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/2077	5,000	3,937
Morgan Stanley Senior Notes 1.75% due 02/25/2016	65,000	65,506
Morgan Stanley Senior Notes 4.75% due 03/22/2017	12,000	13,236
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	131,000	138,875
Morgan Stanley Senior Notes 5.38% due 10/15/2015	100,000	109,215
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	115,166
Morgan Stanley Senior Notes 5.50% due 07/28/2021	12,000	13,757
Morgan Stanley Senior Notes 5.63% due 09/23/2019	150,000	172,482
Morgan Stanley Senior Notes 6.38% due 07/24/2042	61,000	73,289
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	119,540
		3,526,229
Diversified Financial Services — 0.9%
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	6,000	6,100
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	155,000	173,531
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	109,000	130,003
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	$125,000	$147,934
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	108,000	125,926
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 12/15/2022(7)	100,000	109,753
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	73,000	92,921
		786,168
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	3,000	3,135
Textron, Inc. Senior Notes 4.63% due 09/21/2016	21,000	23,034
		26,169
E-Commerce/Products — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	16,000	15,880
E-Commerce/Services — 0.0%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022*	5,000	4,888
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	4,000	3,881
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	5,000	5,881
Electric-Integrated — 0.7%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	13,000	13,215
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,601
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	42,400
Edison International Senior Notes 3.75% due 09/15/2017	96,000	104,593
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	125,384
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	4,000	4,040

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	$13,000	$13,103
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	14,000	15,168
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	9,000	9,102
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	15,000	15,171
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	7,000	6,666
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,460
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	8,000	9,079
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	22,450
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	7,000	7,052
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	104,039
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	11,000	12,502
		540,025
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 4.70% due 09/15/2022	22,000	21,917
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	5,985
Intel Corp. Senior Notes 4.00% due 12/15/2032	7,000	6,915
		12,900
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	8,000	8,029
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	250,000	266,128
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	5,000	5,215
Security Description	Principal Amount(13)	Value (Note 2)
Finance-Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	$5,000	$5,662
		285,034
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	12,000	12,040
Finance-Consumer Loans — 0.3%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	10,000	11,834
SLM Corp. Senior Notes 5.63% due 08/01/2033	90,000	83,250
SLM Corp. Senior Notes 6.25% due 01/25/2016	101,000	110,340
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,175
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,775
		234,374
Finance-Investment Banker/Broker — 0.7%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	12,428
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	10,000	10,660
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,675
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	11,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	19,000	21,124
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	300,000	337,905
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	181,053
		565,847
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	15,000	15,562

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	$5,000	$5,125
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	6,000	6,495
		27,182
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	7,000	7,067
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	4,000	4,200
Food-Misc./Diversified — 0.1%
Chiquita Brands International, Inc. Senior Sec. Notes 7.88% due 02/01/2021*	5,000	5,244
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	65,000	87,445
		92,689
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	103,817
Southern Union Co. Senior Notes 7.60% due 02/01/2024	12,000	15,327
		119,144
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,238
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	20,000	22,200
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	40,000	43,900
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	25,841	28,360
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,475
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,888
Security Description	Principal Amount(13)	Value (Note 2)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	$5,000	$5,644
		89,267
Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 2.38% due 02/15/2020	7,000	6,985
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,923
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	4,042
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	11,000	11,030
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	14,000	15,252
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	11,000	11,385
		48,632
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 4.00% due 03/15/2023	13,000	12,823
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	85,000	100,831
		113,654
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	10,000	10,376
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	120,000	185,500
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,300
		216,176
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	175,000	254,625
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	60,000	70,200

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming (continued)
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	$25,000	$27,937
		98,137
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,220
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,375
Medtronic, Inc. Senior Notes 4.00% due 04/01/2043	10,000	9,727
St Jude Medical, Inc. Senior Notes 3.25% due 04/15/2023	6,000	6,026
St Jude Medical, Inc. Senior Notes 4.75% due 04/15/2043	6,000	6,115
		28,243
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,702
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	22,900
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	4,000	4,300
		41,902
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	20,000	21,460
Amgen Inc. Senior Notes 6.90% due 06/01/2038	35,000	46,227
		67,687
Medical-Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	12,000	12,093
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	15,000	15,179
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	3,000	3,207
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	5,000	5,032
Security Description	Principal Amount(13)	Value (Note 2)
Medical-Drugs (continued)
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	$38,000	$38,535
		74,046
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	13,000	12,801
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	11,000	12,079
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	11,000	12,836
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	4,000	4,035
		41,751
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	8,000	9,045
Cigna Corp. Senior Notes 6.15% due 11/15/2036	4,000	4,835
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	75,000	78,728
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	12,000	12,099
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	65,000	65,833
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	8,000	8,054
		178,594
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,165
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	50,000	52,375
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,388
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	42,000	47,381
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	90,000	99,337

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	$5,000	$5,256
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	3,000	3,225
		215,127
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	7,000	7,015
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	8,000	8,033
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	170,000	170,492
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	6,000	5,930
		184,455
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	37,000	36,461
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,425
Multimedia — 1.2%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	333,484
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	100,000	100,277
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	25,000	31,697
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	145,000	171,515
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	10,000	12,929
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	184,570
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	12,000	16,588
Security Description	Principal Amount(13)	Value (Note 2)
Multimedia (continued)
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	$132,000	$121,951
		973,011
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,190
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	8,000	7,620
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	3,000	3,255
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	6,000	5,991
		9,246
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,275
Anadarko Holding, Inc. Senior Notes 7.15% due 05/15/2028	23,000	27,683
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	30,000	36,364
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,800
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,337
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	2,000	2,028
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,937
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	10,000	9,650
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,950
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,315

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	$5,000	$5,300
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,275
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	3,000	3,233
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	5,112
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	20,650
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	15,000	15,619
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	20,000	23,877
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,990
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	13,000	14,702
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	45,000	52,806
Plains Exploration & Production Co. Company Guar. Notes 6.50% due 11/15/2020	20,000	22,100
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,398
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,687
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	30,000	32,175
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,500
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	3,000	3,188
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,475
		365,426
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 7.88% due 10/01/2029	$5,000	$6,450
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	9,000	9,037
		15,487
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	2,000	2,487
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	5,000	5,375
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,350
		10,725
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	8,000	7,840
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	45,000	48,937
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	23,000	27,214
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	7,000	7,333
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	35,000	42,603
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	10,000	10,475
		144,402
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	250,000	255,394
Pipelines — 0.5%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	2,000	1,975
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,985
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	65,000	74,342

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	$10,000	$9,495
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	3,000	3,364
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	71,000	81,827
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	129,000	128,370
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	23,000	26,280
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	15,000	15,313
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,488
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	55,000	60,864
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	3,000	3,240
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	3,000	3,103
		416,646
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	3,000	3,203
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	5,000	5,425
Real Estate Investment Trusts — 1.6%
American Tower Trust I Sec. Notes 1.55% due 03/15/2043*	17,000	17,066
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,512
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	125,000	140,018
Duke Realty LP Senior Notes 6.75% due 03/15/2020	65,000	79,371
Security Description	Principal Amount(13)	Value (Note 2)
Real Estate Investment Trusts (continued)
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	$55,000	$59,125
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,674
HCP, Inc. Senior Notes 6.00% due 01/30/2017	125,000	144,694
Health Care REIT, Inc. Senior Notes 2.25% due 03/15/2018	20,000	20,181
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	5,000	5,420
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	141,000	159,069
Host Hotels & Resorts LP Senior Notes 3.75% due 10/15/2023	4,000	4,016
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	5,000	5,375
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	27,688
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	194,409
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	34,748
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	31,716
RHP Hotel Properties LP/ RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	4,000	4,000
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,431
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	225,000	226,903
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	65,000	65,216
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	100,000	111,134
		1,351,766
Real Estate Management/Services — 0.3%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	165,000	189,828

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services (continued)
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	$5,000	$5,056
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,800
		205,684
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,658
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	130,000	134,991
		145,649
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	57,413
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	3,000	3,300
		60,713
Retail-Apparel/Shoe — 0.1%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	3,000	3,083
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	34,462
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	20,000	23,200
Limited Brands, Inc. Senior Notes 7.60% due 07/15/2037	10,000	10,762
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	25,000	27,875
		99,382
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	55,000	58,839
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	35,000	37,975
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/2027	10,000	12,792
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Drug Store (continued)
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	$132,050	$164,322
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,479	11,027
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,625	16,104
		204,245
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	3,000	3,518
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	20,000	20,875
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	2,000	2,115
Retail-Propane Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	27,000	28,755
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	25,000	25,812
		54,567
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	4,000	4,810
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,656
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	3,000	3,210
		8,866
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	8,000	8,450
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	25,000	27,437
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	14,000	14,992

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts (continued)
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	$29,000	$35,319
People's United Financial, Inc. Senior Notes 3.65% due 12/06/2022	18,000	18,347
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,127
		73,785
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	9,000	9,351
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	7,447
		16,798
Security Services — 0.0%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	10,000	10,039
ADT Corp. Senior Notes 3.50% due 07/15/2022*	7,000	6,978
		17,017
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	10,000	10,875
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	18,000	19,575
		30,450
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	3,000	3,307
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	3,000	3,278
		6,585
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	11,000	12,298
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	11,125
Security Description	Principal Amount(13)	Value (Note 2)
Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	$12,000	$14,513
Qwest Corp. Senior Notes 7.50% due 10/01/2014	15,000	16,350
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,200
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	245,000	259,243
		295,306
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	9,000	8,367
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	10,000	11,995
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	9,000	11,037
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	11,000	13,003
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	23,000	23,517
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	5,000	5,063
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,700
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	56,000	65,520
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,295
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	2,000	2,406
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	150,000	204,916
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	80,000	91,400
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	15,000	16,425
		461,644

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Television — 0.2%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	$120,000	$160,274
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	5,000	5,338
		165,612
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	6,000	6,030
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	12,000	16,727
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	65,000	90,458
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	25,000	31,806
		138,991
Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	5,000	5,158
GATX Corp. Senior Notes 2.38% due 07/30/2018	13,000	13,149
GATX Corp. Senior Notes 3.90% due 03/30/2023	27,000	27,202
		45,509
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.45% due 03/15/2043	18,000	18,207
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	12,000	14,670
		32,877
Transport-Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	4,000	4,120
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	3,000	3,255
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	160,000	163,881
Security Description	Principal Amount(13)	Value (Note 2)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	$19,000	$19,374
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 3.13% due 05/11/2015*	10,000	10,347
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 4.25% due 01/17/2023*	4,000	4,029
		197,631
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	7,000	7,052
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	10,000	10,125
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	15,000	16,575
		33,752
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	10,000	10,625
Wireless Equipment — 0.0%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	5,000	5,032
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,432
		6,464
Total U.S. Corporate Bonds & Notes (cost $17,120,052)		18,414,149
FOREIGN CORPORATE BONDS & NOTES — 3.2%
Banks-Commercial — 0.2%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	17,000	17,026
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	109,000	121,493
		138,519
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 0.98% due 03/09/2015	20,000	19,033
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	13,000	12,405

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	$5,000	$5,444
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	43,400
Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/ Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	5,000	5,138
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	4,000	4,050
Diversified Banking Institutions — 0.6%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	150,000	152,221
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	50,000	48,595
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	105,000	121,324
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	97,000	99,696
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	41,372
		463,208
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	6,000	6,225
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	20,000	22,825
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	30,000	34,500
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	7,000	7,010
		70,560
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	15,000	15,412
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,285
		21,697
Security Description	Principal Amount(13)	Value (Note 2)
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023*	$5,000	$4,988
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,277
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	2,000	2,055
		5,332
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(7)	1,000	1,028
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	11,075
Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	125,000	126,582
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	105,000	113,608
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	8,000	9,314
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/2041	3,000	3,622
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	7,000	8,408
		261,534
Oil Companies-Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	17,000	22,530
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	197,250
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	20,000	22,350
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	11,000	11,440
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	45,000	65,426
		318,996

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	$12,000	$12,301
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	20,000	20,808
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	120,000	129,479
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	85,000	96,075
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	10,315
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	96,000	99,024
		368,002
Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 7.75% due 12/15/2017	35,000	37,187
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*	100,000	111,300
		148,487
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	3,990
Retail-Misc./Diversified — 0.0%
Wesfarmers, Ltd. Senior Notes 1.87% due 03/20/2018*	15,000	15,129
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017	2,925	3,106
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	199,302
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.25% due 08/05/2015	75,000	77,951
Telecom Services — 0.1%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	60,000	61,183
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*	10,000	10,388
		71,571
Security Description	Principal Amount(13)		Value (Note 2)
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		$100,000	$141,602
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021		16,000	17,219
			158,821
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		30,000	30,450
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		5,000	5,344
Tobacco — 0.3%
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*		250,000	252,210
Total Foreign Corporate Bonds & Notes (cost $2,641,763)			2,720,770
FOREIGN GOVERNMENT AGENCIES — 1.4%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		13,000	13,172
Province of British Columbia Senior Notes 2.85% due 06/15/2015		17,000	17,894
			31,066
Sovereign — 1.4%
Brazil Letras do Tesouro Nacional Notes zero coupon due 01/01/2015	BRL	1,650,000	704,994
Government of Canada Senior Notes 0.88% due 02/14/2017		13,000	13,088
Government of Romania Senior Notes 6.75% due 02/07/2022		32,000	37,240
Republic of Colombia Senior Notes 8.13% due 05/21/2024		25,000	35,987
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		46,000	48,231
Republic of Hungary Senior Notes 4.13% due 02/19/2018		4,000	3,820
Republic of Hungary Senior Notes 6.25% due 01/29/2020		14,000	14,298
Republic of Poland Senior Notes 3.00% due 03/17/2023		31,000	30,023

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	$30,000	$50,325
Republic of Turkey Senior Notes 7.38% due 02/05/2025	24,000	30,660
Republic of Turkey Senior Notes 11.88% due 01/15/2030	10,000	18,250
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	11,000	12,832
Russian Federation Senior Notes 7.50% due 03/31/2030(9)	40,230	49,835
United Mexican States Senior Notes 4.75% due 03/08/2044	107,000	111,012
		1,160,595
Total Foreign Government Agencies (cost $1,208,698)		1,191,661
MUNICIPAL BONDS & NOTES — 0.8%
Municipal Bonds — 0.8%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	130,000	189,599
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	18,000	19,124
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	19,976
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	15,000	14,979
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	122,558
State of California General Obligation Bonds 6.51% due 04/01/2039	45,000	52,489
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000	144,367
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	105,000	119,953
Total Municipal Bonds & Notes (cost $537,555)		683,045
Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 24.8%
Federal Home Loan Mtg. Corp. — 2.4%
2.50% due 01/01/2028	$15,405	$16,026
3.00% due 08/01/2027	24,203	25,564
3.00% due 10/01/2042	31,864	32,840
3.00% due 11/01/2042	10,883	11,184
3.00% due 02/01/2043	59,900	61,652
3.50% due 02/01/2042	19,261	20,412
3.50% due 03/01/2042	8,397	8,866
4.00% due 05/01/2040	362,043	392,870
4.00% due April TBA	900,000	956,531
4.50% due 01/01/2039	6,228	6,663
5.00% due 12/01/2020	6,706	7,198
5.00% due 07/01/2021	30,809	33,028
5.00% due 05/01/2034	33,806	37,745
5.00% due 07/01/2038	40,898	43,989
5.50% due 07/01/2034	18,041	19,675
5.50% due 07/01/2035	25,205	27,884
5.50% due 04/01/2037	19,178	20,771
5.50% due 05/01/2037	12,949	14,085
5.50% due 08/01/2037	57,970	63,925
5.50% due 04/01/2038	7,259	7,861
5.50% due 06/01/2041	10,889	11,824
6.00% due 09/01/2026	88,165	96,644
6.00% due 08/01/2036	15,001	16,476
6.50% due 05/01/2016	32	32
6.50% due 05/01/2029	7,282	8,306
6.50% due 11/01/2034	15,168	17,319
6.50% due 03/01/2036	16,146	18,359
6.50% due 05/01/2036	155	176
6.50% due 11/01/2037	7,078	8,053
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/2023(5)	34,288	38,304
Series 1226, Class Z 7.75% due 03/15/2022(5)	2,022	2,207
		2,026,469
Federal National Mtg. Assoc. — 14.6%
2.50% due 03/01/2028	29,831	31,037
3.00% due 01/01/2028	29,591	31,161
3.00% due 06/01/2042	9,005	9,295
3.00% due 12/01/2042	10,573	10,914
3.50% due 12/01/2041	59,321	62,680
3.50% due 04/01/2042	46,263	48,883
3.50% due 05/01/2042	43,069	45,507
3.50% due April TBA	4,400,000	4,646,125
4.00% due 11/01/2040	132,395	141,211
4.00% due 11/01/2041	7,786	8,307
4.50% due 01/01/2039	10,821	11,660
4.50% due 06/01/2039	445,214	492,412
4.50% due April TBA	1,400,000	1,508,281
4.57% due 01/01/2015	662,671	684,176
4.85% due 11/01/2015	750,974	809,575
5.00% due 03/01/2018	16,909	18,290
5.00% due 06/01/2019	4,835	5,224
5.00% due 07/01/2040	44,226	48,577
5.50% due 06/01/2020	141,267	154,687

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 07/01/2020	$57,228	$62,664
5.50% due 03/01/2021	73,210	80,165
5.50% due 04/01/2021	116,306	127,354
5.50% due 06/01/2021	130,469	142,862
5.50% due 10/01/2021	121,264	132,783
5.50% due 12/01/2021	147,299	161,291
5.50% due 06/01/2022	135,750	148,645
5.50% due 12/01/2029	6,420	7,011
5.50% due 05/01/2034	8,816	9,707
5.50% due 06/01/2036	686,192	756,391
5.50% due 06/01/2038	3,786	4,154
5.50% due April TBA	400,000	436,250
6.00% due 06/01/2017	6,785	7,279
6.00% due 06/01/2026	56,197	61,929
6.00% due 03/01/2027	71,683	78,993
6.00% due 12/01/2033	6,512	7,329
6.00% due 05/01/2034	24,841	27,701
6.00% due 07/01/2034	2,457	2,740
6.00% due 06/01/2040	26,186	28,718
6.00% due April TBA	800,000	876,250
6.50% due 08/01/2016	4,708	5,021
6.50% due 09/01/2032	21,377	24,840
6.50% due 04/01/2034	3,557	3,886
6.50% due 11/01/2035	23,747	28,097
6.50% due 02/01/2036	73,412	79,370
6.50% due 07/01/2036	8,035	9,055
6.50% due 10/01/2037	10,484	12,426
7.00% due 06/01/2037	69,762	79,295
Federal National Mtg. Assoc. REMIC Series 2010-112, Class AB 4.00% due 11/25/2035(5)	515	515
		12,170,723
Government National Mtg. Assoc. — 7.8%
4.00% due 10/15/2040	38,229	41,916
4.00% due 11/15/2040	715,079	784,045
4.00% due 02/15/2041	33,620	36,673
4.00% due 07/15/2041	686,600	748,958
4.00% due 09/15/2041	35,755	39,003
4.00% due 10/15/2041	30,525	33,298
4.00% due 11/15/2041	437,696	477,448
4.50% due 06/15/2041	1,183,377	1,293,985
5.00% due 01/15/2033	5,952	6,533
5.00% due 12/15/2038	308,803	335,945
5.00% due 04/15/2039	433,763	473,425
5.00% due 01/15/2040	173,460	193,169
5.00% due 04/15/2041	336,480	367,246
5.00% due April TBA	1,000,000	1,087,500
5.50% due 04/15/2036	111,558	125,293
6.00% due 02/15/2033	72,216	81,941
6.50% due 07/15/2028	221,402	257,617
6.50% due 08/15/2028	14,041	16,466
6.50% due 09/15/2028	27,775	32,572
6.50% due 11/15/2028	29,727	34,861
7.00% due 11/15/2031	8,947	10,968
7.00% due 01/15/2033	14,140	17,349
Security Description	Principal Amount(13)	Value (Note 2)
Government National Mtg. Assoc. (continued)
7.00% due 05/15/2033	$20,063	$24,560
8.00% due 02/15/2030	2,344	2,734
8.50% due 11/15/2017	968	1,036
9.00% due 11/15/2021	419	460
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(5)	6,654	7,665
Series 2005-74, Class HA 7.50% due 09/16/2035(5)	798	918
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	3,983	4,602
		6,538,186
Sovereign Agency — 0.0%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	10,000	9,641
Total U.S. Government Agencies (cost $20,226,841)		20,745,019
U.S. GOVERNMENT TREASURIES — 17.5%
United States Treasury Bonds — 4.7%
2.75% due 08/15/2042	105,000	97,420
2.75% due 11/15/2042	12,000	11,123
3.13% due 11/15/2041	525,000	528,117
3.13% due 02/15/2042	20,000	20,100
3.75% due 08/15/2041	22,000	24,881
3.88% due 08/15/2040	375,000	433,770
4.38% due 02/15/2038	1,300,000	1,625,203
4.38% due 11/15/2039	470,000	588,969
5.25% due 11/15/2028	58,000	78,572
6.63% due 02/15/2027(10)	335,000	506,373
8.13% due 08/15/2019	8,000	11,509
		3,926,037
United States Treasury Notes — 12.8%
0.25% due 06/30/2014	1,320,000	1,320,928
0.38% due 04/15/2015	30,000	30,066
0.50% due 07/31/2017	6,000	5,966
0.63% due 09/30/2017	17,000	16,967
0.75% due 12/31/2017	2,000	2,003
0.75% due 02/28/2018	93,000	92,978
0.88% due 02/28/2017	60,000	60,769
0.88% due 04/30/2017	1,875,000	1,897,412
0.88% due 01/31/2018	133,000	133,862
0.88% due 07/31/2019	50,000	49,355
1.00% due 10/31/2016	200,000	203,703
1.00% due 03/31/2017	93,000	94,620
1.13% due 05/31/2019	60,000	60,305
1.25% due 10/31/2015	63,000	64,501
1.75% due 07/31/2015	2,850,000	2,946,854
2.00% due 01/31/2016	2,170,000	2,270,870
2.00% due 04/30/2016	785,000	823,821
2.00% due 02/15/2022	7,000	7,196
2.00% due 02/15/2023	644,000	652,151
2.75% due 12/31/2017	19,000	20,817
		10,755,144
Total U.S. Government Treasuries (cost $14,137,583)		14,681,181

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 2)
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(1)(2)	32	$0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	2	700
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	2	400
		1,100
Total Warrants (cost $33)		1,100
Total Long-Term Investment Securities (cost $75,436,785)		81,746,283
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2013 (cost $651,000)	$651,000	651,000
REPURCHASE AGREEMENTS — 13.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $108,000 and collateralized by $115,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $115,044	108,000	108,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $233,000 and collateralized by $240,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $240,092	233,000	233,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	1,690,000	1,690,000
Barclays Capital Inc. Joint Repurchase Agreement(11)	2,840,000	2,840,000
BNP Paribas SA Joint Repurchase Agreement(11)	1,690,000	1,690,000
Deutsche Bank AG Joint Repurchase Agreement(11)	335,000	335,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	2,255,000	2,255,000
Security Description	Principal Amount(13)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
UBS Securities LLC Joint Repurchase Agreement(11)	$1,915,000	$1,915,000
Total Repurchase Agreements (cost $11,066,000)		11,066,000
TOTAL INVESTMENTS (cost $87,153,785)(12)	111.5%	93,463,283
Liabilities in excess of other assets	(11.5)	(9,644,306)
NET ASSETS	100.0%	$83,818,977

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $6,488,835 representing 7.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $1,100 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2013, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/16 (strike price $500.00) Warrants	3/1/2011	2	$—	$700	$350	0.00%
ION Media Networks, Inc. Expries 12/18/16 (strike price $687.00) Warrants	11/11/2010	2	—	400	200	0.00
				$1,100		0.00%

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

(4)  Commercial Mortgage Backed Security

(5)  Collateralized Mortgage Obligation

(6)  Interest Only

(7)  Perpetual maturity — maturity date reflects the next call date.

(8)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  See Note 4 for cost of investments on a tax basis.

(13)  Denominated in United States dollars unless otherwise indicated.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at

March 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
4	Short	Euro Bund Futures	June 2013	$737,613	$746,073	$(8,460)
11	Long	U.S. Treasury 2YR Notes	June 2013	2,424,812	2,424,984	172
13	Long	U.S. Treasury 5YR Notes	June 2013	1,610,781	1,612,711	1,930
34	Long	U.S. Treasury 10YR Notes	June 2013	4,474,948	4,487,469	12,521
11	Short	U.S. Long Bonds	June 2013	1,581,164	1,589,156	(7,992)
						$(1,829)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	SEK	1,171,000	USD	180,587	04/30/2013	$998	$—
JPMorgan Chase Bank	SEK	1,172,000	USD	180,655	04/30/2013	912	—
Morgan Stanley & Co., Inc.	USD	351,918	NOK	2,060,000	04/30/2013	401	—
UBS AG	BRL	1,332,000	USD	674,011	04/02/2013	14,849	—
	BRL	1,332,000	USD	660,780	05/03/2013	3,915	—
	USD	663,049	BRL	1,332,000	04/02/2013	—	(3,888)
						18,764	(3,888)
Net Unrealized Appreciation (Depreciation)						$21,075	$(3,888)

BRL — Brazilian Real

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$13,175,433	$—	$—	$13,175,433
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	27,943	—	—	27,943
Asset Backed Securities:
Diversified Financial Services	—	9,947,106	158,875	10,105,981
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	18,414,149	—	18,414,149
Foreign Corporate Bonds & Notes	—	2,720,770	—	2,720,770
Foreign Government Agencies	—	1,191,661	—	1,191,661
Municipal Bond & Notes	—	683,045	—	683,045
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	12,170,723	—	12,170,723
Government National Mtg. Assoc.	—	6,538,186	—	6,538,186
Other U.S. Government Agencies*	—	2,036,110	—	2,036,110
U.S. Government Treasuries:
Unites States Treasury Bonds	—	3,926,037	—	3,926,037
Unites States Treasury Notes	—	10,755,144	—	10,755,144
Warrants	—	—	1,100	1,100
Short-Term Investment Securities:
Time Deposits	—	651,000	—	651,000
Repurchase Agreements	—	11,066,000	—	11,066,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	14,623	—	—	14,623
Open Forward Foreign Currency Contracts-Appreciation		21,075	—	21,075
Total	$13,217,999	$80,121,007	$159,975	$93,498,981
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$16,452	$—	$—	$16,452
Open Forward Foreign Currency Contracts-Depreciation	—	3,888	—	3,888
Total	$16,452	$3,888	$—	$20,340

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Repurchase Agreements	4.8%
U.S. Government Treasuries	4.2
Medical-Drugs	4.2
Oil Companies-Integrated	3.5
Computers	3.2
Banks-Commercial	2.9
Diversified Banking Institutions	2.9
Real Estate Investment Trusts	2.8
Telephone-Integrated	2.2
Electric-Integrated	2.1
Oil Companies-Exploration & Production	2.0
Medical-Biomedical/Gene	1.9
Aerospace/Defense	1.8
Diversified Manufacturing Operations	1.6
Enterprise Software/Service	1.4
Tobacco	1.4
Retail-Building Products	1.4
Cable/Satellite TV	1.3
Food-Misc./Diversified	1.2
Cosmetics & Toiletries	1.2
Oil-Field Services	1.2
Federal National Mtg. Assoc.	1.1
Chemicals-Diversified	1.1
Computer Services	1.0
Oil Refining & Marketing	1.0
Applications Software	1.0
Retail-Drug Store	1.0
Medical-HMO	1.0
Diversified Financial Services	1.0
Electronic Components-Semiconductors	1.0
United States Treasury Notes	0.9
Retail-Discount	0.9
Banks-Super Regional	0.9
Exchange-Traded Funds	0.9
E-Commerce/Services	0.9
Web Portals/ISP	0.9
Agricultural Chemicals	0.8
Insurance-Multi-line	0.8
Networking Products	0.8
Medical-Wholesale Drug Distribution	0.8
Pipelines	0.8
Retail-Apparel/Shoe	0.7
Auto-Cars/Light Trucks	0.7
Cellular Telecom	0.6
Airlines	0.6
Casino Hotels	0.6
Auto/Truck Parts & Equipment-Original	0.6
Insurance-Reinsurance	0.6
Insurance-Life/Health	0.6
Banks-Fiduciary	0.6
Telecom Services	0.6
Chemicals-Specialty	0.6
Commercial Services-Finance	0.6
Computers-Memory Devices	0.5
Medical Products	0.5
Engineering/R&D Services	0.5
Real Estate Operations & Development	0.5
Insurance-Property/Casualty	0.5
Food-Retail	0.4
Retail-Major Department Stores	0.4
Brewery	0.4%
Machinery-General Industrial	0.4
Satellite Telecom	0.4
Insurance Brokers	0.4
Finance-Credit Card	0.4
Internet Security	0.4
Medical-Hospitals	0.4
Retail-Regional Department Stores	0.4
Retail-Restaurants	0.4
Diversified Minerals	0.4
Building-Residential/Commercial	0.3
Semiconductor Equipment	0.3
Engines-Internal Combustion	0.3
Building & Construction Products-Misc.	0.3
Electronic Components-Misc.	0.3
Medical Instruments	0.3
Retail-Auto Parts	0.3
Electric Products-Misc.	0.3
Beverages-Wine/Spirits	0.3
Retail-Jewelry	0.3
Coatings/Paint	0.3
Aerospace/Defense-Equipment	0.3
Television	0.3
Containers-Paper/Plastic	0.3
Real Estate Management/Services	0.3
Finance-Other Services	0.3
Oil & Gas Drilling	0.3
Coal	0.2
Electric-Generation	0.2
Hotels/Motels	0.2
Human Resources	0.2
Investment Management/Advisor Services	0.2
Electronic Security Devices	0.2
Building-Heavy Construction	0.2
Computers-Integrated Systems	0.2
Semiconductor Components-Integrated Circuits	0.2
Consulting Services	0.2
Apparel Manufacturers	0.2
Rental Auto/Equipment	0.2
Retail-Bedding	0.2
Consumer Products-Misc.	0.2
Transport-Rail	0.2
Metal-Diversified	0.2
Finance-Consumer Loans	0.2
Industrial Automated/Robotic	0.2
Commercial Services	0.2
Security Services	0.2
Water	0.2
Beverages-Non-alcoholic	0.2
Data Processing/Management	0.2
Paper & Related Products	0.2
Import/Export	0.2
Diversified Operations	0.2
Building Products-Cement	0.2
Independent Power Producers	0.2
Finance-Investment Banker/Broker	0.2
Electronics-Military	0.2
Federal Home Loan Mtg. Corp.	0.2
Retail-Office Supplies	0.2
Distribution/Wholesale	0.2

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited) (continued)

Industry Allocation*
Steel-Producers	0.1%
Multimedia	0.1
Auto-Heavy Duty Trucks	0.1
Gas-Distribution	0.1
Finance-Mortgage Loan/Banker	0.1
Soap & Cleaning Preparation	0.1
Rubber-Tires	0.1
Food-Confectionery	0.1
Retail-Pet Food & Supplies	0.1
Transport-Truck	0.1
Broadcast Services/Program	0.1
Retail-Automobile	0.1
Electric-Transmission	0.1
Metal Processors & Fabrication	0.1
Therapeutics	0.1
Machinery-Construction & Mining	0.1
Chemicals-Plastics	0.1
Containers-Metal/Glass	0.1
Gambling (Non-Hotel)	0.1
Home Furnishings	0.1
Transport-Services	0.1
Machinery-Electrical	0.1
Publishing-Newspapers	0.1
Wireless Equipment	0.1
Water Treatment Systems	0.1
SupraNational Banks	0.1
Food-Catering	0.1
Theaters	0.1
Electronic Parts Distribution	0.1
Building & Construction-Misc.	0.1
Finance-Leasing Companies	0.1
Travel Services	0.1
Savings & Loans/Thrifts	0.1
Municipal Bonds	0.1
Funeral Services & Related Items	0.1
Marine Services	0.1
Office Supplies & Forms	0.1
Transport-Equipment & Leasing	0.1
Insurance-Mutual	0.1
Agricultural Operations	0.1
Gold Mining	0.1
Printing-Commercial	0.1
Airport Development/Maintenance	0.1
Gas-Transportation	0.1
Food-Meat Products	0.1
Computers-Periphery Equipment	0.1
Private Equity	0.1
Computer Data Security	0.1
Sugar	0.1
Diagnostic Kits	0.1
Toys	0.1
Direct Marketing	0.1
Transactional Software	0.1
Building-Maintance & Services	0.1
Investment Companies	0.1
Miscellaneous Manufacturing	0.1
Radio	0.1
Batteries/Battery Systems	0.1
Wound, Burn & Skin Care	0.1
Hospital Beds/Equipment	0.1
Photo Equipment & Supplies	0.1%
Racetracks	0.1
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 75.0%
Advertising Services — 0.0%
Vertis, Inc.(1)(10)	99	$0
WPP PLC	4,320	68,857
		68,857
Aerospace/Defense — 1.8%
Boeing Co.	13,400	1,150,390
Embraer SA ADR	400	14,268
General Dynamics Corp.	6,700	472,417
Lockheed Martin Corp.	5,490	529,895
Northrop Grumman Corp.	5,600	392,840
Raytheon Co.	7,100	417,409
		2,977,219
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc.	560	40,561
European Aeronautic Defence and Space Co. NV	4,284	218,036
HEICO Corp.	467	20,272
		278,869
Agricultural Biotech — 0.0%
Vilmorin & Cie	30	3,609
Agricultural Chemicals — 0.8%
Agrium, Inc.	216	21,060
CF Industries Holdings, Inc.	1,367	260,236
Incitec Pivot, Ltd.	1,943	6,249
Intrepid Potash, Inc.	167	3,133
Monsanto Co.	8,504	898,278
Mosaic Co.	124	7,392
Potash Corp. of Saskatchewan, Inc.	345	13,541
Syngenta AG	408	170,251
Yara International ASA	187	8,462
		1,388,602
Agricultural Operations — 0.1%
Andersons, Inc.	54	2,890
Archer-Daniels-Midland Co.	321	10,827
Astra Agro Lestari Tbk PT	1,500	2,856
Black Earth Farming, Ltd. SDR†	572	1,083
Bunge, Ltd.	131	9,672
Chaoda Modern Agriculture Holdings, Ltd.†(1)(10)	10,000	644
Cresud SACIF y A ADR	233	2,188
First Resources, Ltd.	18,000	26,550
Golden Agri-Resources, Ltd.	26,000	12,155
GrainCorp., Ltd.	676	8,219
Indofood Agri Resources, Ltd.	1,000	995
IOI Corp. Bhd	3,500	5,295
Kuala Lumpur Kepong Bhd	800	5,410
KWS Saat AG	12	4,277
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,500	2,483
S&W Seed Co.†	2,870	30,164
SLC Agricola SA	257	2,366
		128,074
Security Description	Shares	Value (Note 2)
Airlines — 0.6%
Aeroflot - Russian Airlines OJSC	19,854	$33,305
Alaska Air Group, Inc.†	496	31,724
China Eastern Airlines Corp., Ltd.†	76,000	32,992
Copa Holdings SA, Class A	531	63,513
Delta Air Lines, Inc.†	21,700	358,267
Deutsche Lufthansa AG	726	14,180
International Consolidated Airlines Group SA†	21,140	81,304
Japan Airlines Co., Ltd.	700	32,480
SkyWest, Inc.	2,007	32,212
Southwest Airlines Co.	20,100	270,948
Turk Hava Yollari	12,702	52,507
		1,003,432
Airport Development/Maintenance — 0.1%
Airports of Thailand PCL	9,700	25,997
TAV Havalimanlari Holding AS	13,976	96,546
		122,543
Apparel Manufacturers — 0.2%
Coach, Inc.	6,487	324,285
Prada SpA	1,500	15,158
		339,443
Applications Software — 1.0%
Actuate Corp.†	8,362	50,172
Infoblox, Inc.†	1,353	29,360
InterXion Holding NV†	1,875	45,412
Microsoft Corp.	51,372	1,469,753
PTC, Inc.†	1,279	32,602
Tangoe, Inc.†	1,053	13,047
		1,640,346
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	1,935	38,758
Audio/Video Products — 0.0%
VOXX International Corp.†	4,337	46,449
Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	2,040	176,035
Daihatsu Motor Co., Ltd.	4,000	82,905
Daimler AG	759	41,301
Fuji Heavy Industries, Ltd.	7,000	108,590
Isuzu Motors, Ltd.	27,000	159,110
Kia Motors Corp.	907	45,376
Mitsubishi Motors Corp.†	73,000	75,961
Nissan Motor Co., Ltd.	8,800	84,561
Suzuki Motor Corp.	5,300	118,797
Toyota Motor Corp.	300	15,481
		908,117
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.	8,000	85,793
Navistar International Corp.†	1,009	34,881
Scania AB, Class B	4,473	93,443
		214,117

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	9,639	$427,972
Hyundai Mobis	289	79,963
Lear Corp.	3,100	170,097
Miller Industries, Inc.	1,452	23,305
Valeo SA	338	18,292
WABCO Holdings, Inc.†	2,100	148,239
		867,868
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	2,115	58,628
Banks-Commercial — 2.5%
Associated Banc-Corp.	7,600	115,444
Australia & New Zealand Banking Group, Ltd.	4,924	146,227
Banco Bilbao Vizcaya Argentaria SA	11,354	98,441
Banco Santander SA	15,197	102,128
Bangkok Bank PCL	7,300	56,576
Bank Mandiri Persero Tbk PT	74,500	76,666
Bank of Ireland†	60,328	11,910
Bank of Kentucky Financial Corp.	686	18,817
Bank of Yokohama, Ltd.	17,000	98,375
Bank Rakyat Indonesia Persero Tbk PT	90,500	81,490
Cardinal Financial Corp.	2,332	42,396
China Construction Bank Corp., Class H	152,000	124,134
CIMB Group Holdings Bhd	22,800	56,235
CIT Group, Inc.†	6,900	300,012
Citizens & Northern Corp.	1,475	28,763
Citizens Republic Bancorp, Inc.†	1,310	29,540
City National Corp.	2,200	129,602
Commonwealth Bank of Australia	4,338	307,094
Credicorp, Ltd.	311	51,642
DBS Group Holdings, Ltd.	7,000	90,275
Eagle Bancorp, Inc.†	1,213	26,553
East West Bancorp, Inc.	1,916	49,184
Erste Group Bank AG	1,187	33,067
Financial Institutions, Inc.	1,521	30,359
First Community Bancshares, Inc.	1,448	22,951
Grupo Financiero Banorte SAB de CV	13,734	110,427
Hang Seng Bank, Ltd.	6,700	107,277
Hanmi Financial Corp.†	3,025	48,400
Heartland Financial USA, Inc.	1,016	25,674
Industrial & Commercial Bank of China, Ltd.	150,000	105,111
Irish Bank Resolution Corp., Ltd.†(1)(10)	72,610	0
Joyo Bank, Ltd.	15,000	83,935
Kasikornbank PCL NVDR	10,000	71,014
MainSource Financial Group, Inc.	2,239	31,436
Oriental Financial Group, Inc.	1,389	21,543
Peoples Bancorp, Inc./OH	1,413	31,637
Popular, Inc.†	6,092	168,200
Republic Bancorp, Inc., Class A	918	20,784
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Resona Holdings, Inc.	31,800	$164,774
Sberbank of Russia ADR	15,176	193,494
Security Bank Corp.	10,290	45,890
Siam Commercial Bank PLC	6,200	38,102
Standard Chartered PLC	3,069	79,437
Sumitomo Mitsui Financial Group, Inc.	3,200	128,265
Swedbank AB, Class A	7,865	178,649
Synovus Financial Corp.	38,600	106,922
Toronto-Dominion Bank	2,600	216,502
Washington Banking Co.	1,766	24,618
Westpac Banking Corp.	3,814	122,117
		4,252,089
Banks-Fiduciary — 0.5%
Northern Trust Corp.	5,600	305,536
State Street Corp.	9,900	584,991
		890,527
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,589	28,554
Banks-Super Regional — 0.9%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,759	68,258
Fifth Third Bancorp	28,700	468,097
PNC Financial Services Group, Inc.	10,100	671,650
Wells Fargo & Co.	8,256	305,389
		1,513,394
Batteries/Battery Systems — 0.1%
EnerSys, Inc.†	1,758	80,130
Beverages-Non-alcoholic — 0.2%
Coca-Cola Amatil, Ltd.	1,072	16,269
Coca-Cola Co.	5,300	214,332
Fomento Economico Mexicano SAB de CV ADR	595	67,533
		298,134
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	3,400	161,976
Diageo PLC	3,109	98,022
Pernod-Ricard SA	352	43,868
		303,866
Brewery — 0.4%
Anheuser-Busch InBev NV	1,707	169,052
Heineken Holding NV	1,984	127,149
Molson Coors Brewing Co., Class B	2,700	132,111
SABMiller PLC (GSET)	2,498	131,479
SABMiller PLC (JSE)	882	46,381
		606,172
Broadcast Services/Program — 0.0%
Global Mediacom Tbk PT	106,000	25,361
Grupo Televisa SAB ADR	1,486	39,543
		64,904

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building & Construction Products-Misc. — 0.2%
China Liansu Group Holdings, Ltd.	56,000	$31,740
China National Building Material Co., Ltd.	22,000	27,715
China Singyes Solar Technologies Holdings Ltd.	26,000	21,602
Fortune Brands Home & Security, Inc.†	4,500	168,435
Trex Co., Inc.†	1,294	63,639
		313,131
Building & Construction-Misc. — 0.1%
China Communications Construction Co., Ltd., Class H	43,000	40,047
Koninklijke Boskalis Westminster NV	1,953	77,591
		117,638
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	200	7,836
Building Products-Cement — 0.2%
Cemex Latam Holdings SA	4,479	33,672
Cemex SAB de CV ADR	3,080	37,607
China Shanshui Cement Group, Ltd.	107,000	61,334
Eagle Materials, Inc.	868	57,835
Indocement Tunggal Prakarsa Tbk PT	34,000	81,523
		271,971
Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	298	6,955
Chicago Bridge & Iron Co. NV	2,900	180,090
China Railway Group, Ltd., Class H	66,000	33,582
Daelim Industrial Co., Ltd.	569	46,949
Vinci SA	2,375	107,008
		374,584
Building-Maintance & Services — 0.1%
Babcock International Group PLC	5,286	87,386
Building-Residential/Commercial — 0.2%
Persimmon PLC	1,586	25,761
PulteGroup, Inc.†	10,300	208,472
Ryland Group, Inc.	1,778	74,001
		308,234
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	34,200	1,436,742
DISH Network Corp., Class A	5,600	212,240
Kabel Deutschland Holding AG	123	11,350
		1,660,332
Casino Hotels — 0.3%
Kangwon Land, Inc.	2,150	60,746
MGM China Holdings, Ltd.	46,800	100,675
SJM Holdings, Ltd.	45,000	112,454
Trump Entertainment Resorts, Inc.†(1)(10)	12	48
Wynn Resorts, Ltd.	2,200	275,352
		549,275
Security Description	Shares	Value (Note 2)
Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	1,571	$32,928
MetroPCS Communications, Inc.†	11,100	120,990
NTT DOCOMO, Inc.	69	104,108
Turkcell Iletisim Hizmetleri AS†	12,086	81,152
Vodafone Group PLC	66,290	187,952
		527,130
Chemicals-Diversified — 1.0%
Akzo Nobel NV	391	25,162
Arkema SA	261	23,747
Axiall Corp.	1,795	111,577
BASF SE	3,936	344,740
Chemtura Corp.†	2,992	64,657
Huntsman Corp.	4,600	85,514
Innophos Holdings, Inc.	1,166	63,617
Innospec, Inc.	1,176	52,073
LyondellBasell Industries NV, Class A	5,800	367,082
Nitto Denko Corp.	3,000	177,426
Nufarm, Ltd./Australia	968	3,980
PPG Industries, Inc.	2,280	305,383
Sociedad Quimica y Minera de Chile SA ADR	200	11,090
		1,636,048
Chemicals-Other — 0.0%
American Vanguard Corp.	990	30,235
Chemicals-Plastics — 0.1%
Landec Corp.†	2,781	40,241
PolyOne Corp.	3,174	77,477
		117,718
Chemicals-Specialty — 0.4%
Cytec Industries, Inc.	1,200	88,896
Eastman Chemical Co.	3,000	209,610
Kraton Performance Polymers, Inc.†	1,072	25,085
Minerals Technologies, Inc.	448	18,596
OM Group, Inc.†	980	23,010
Tronox, Ltd. Class A	1,394	27,615
WR Grace & Co.†	2,415	187,187
		579,999
Circuit Boards — 0.0%
Tripod Technology Corp.	12,870	28,394
Coal — 0.1%
Alpha Natural Resources, Inc.†	6,700	55,007
China Shenhua Energy Co., Ltd., Class H	8,500	30,876
Peabody Energy Corp.	6,200	131,130
		217,013
Coatings/Paint — 0.3%
Sherwin-Williams Co.	1,700	287,113
Valspar Corp.	2,200	136,950
		424,063

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Commercial Services — 0.1%
Acacia Research Corp.†	467	$14,090
HMS Holdings Corp.†	889	24,136
PHH Corp.†	1,200	26,352
Providence Service Corp.†	3,521	65,103
		129,681
Commercial Services-Finance — 0.5%
Experian PLC	4,964	85,985
Global Cash Access Holdings, Inc.†	3,251	22,920
Green Dot Corp., Class A†	1,230	20,553
McGraw-Hill Cos., Inc.	6,400	333,312
Total System Services, Inc.	11,700	289,926
		752,696
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,113	35,939
Computer Data Security — 0.1%
Gemalto NV	1,161	101,286
Computer Services — 1.0%
Accenture PLC, Class A	13,500	1,025,595
Cap Gemini SA	1,753	79,781
International Business Machines Corp.	2,629	560,765
LivePerson, Inc.†	1,579	21,443
Manhattan Associates, Inc.†	717	53,266
		1,740,850
Computer Software — 0.0%
Cornerstone OnDemand, Inc.†	675	23,017
SS&C Technologies Holdings, Inc.†	1,253	37,565
		60,582
Computers — 3.2%
Apple, Inc.	12,146	5,376,184
Asustek Computer, Inc.	3,000	35,960
Silicon Graphics International Corp.†	1,123	15,441
		5,427,585
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	23,673	136,593
MTS Systems Corp.	743	43,205
Netscout Systems, Inc.†	1,343	32,998
NTT Data Corp.	18	59,917
Riverbed Technology, Inc.†	5,900	87,969
		360,682
Computers-Memory Devices — 0.5%
EMC Corp.†	24,500	585,305
Quantum Corp.†	17,486	22,382
SanDisk Corp.†	535	29,425
Western Digital Corp.	4,600	231,288
		868,400
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	4,229	111,646
Security Description	Shares	Value (Note 2)
Consulting Services — 0.2%
Bureau Veritas SA	768	$95,602
CoreLogic, Inc.†	8,800	227,568
Corporate Executive Board Co.	421	24,485
MAXIMUS, Inc.	283	22,632
		370,287
Consumer Products-Misc. — 0.1%
Jarden Corp.†	3,650	156,402
Prestige Brands Holdings, Inc.†	1,772	45,523
		201,925
Containers-Metal/Glass — 0.1%
Ball Corp.	3,400	161,772
Containers-Paper/Plastic — 0.2%
Bemis Co., Inc.	2,400	96,864
Packaging Corp. of America	2,300	103,201
Sealed Air Corp.	2,623	63,241
		263,306
Cosmetics & Toiletries — 1.2%
Kao Corp.	3,800	124,273
Procter & Gamble Co.	25,004	1,926,808
		2,051,081
Data Processing/Management — 0.1%
Acxiom Corp.†	2,755	56,202
CommVault Systems, Inc.†	639	52,385
CSG Systems International, Inc.†	620	13,138
		121,725
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	712	23,859
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	1,425	18,411
TearLab Corp†	2,428	16,753
		35,164
Diagnostic Kits — 0.1%
Alere, Inc.†	2,920	74,548
Trinity Biotech PLC ADR	1,300	21,944
		96,492
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	1,532	59,227
Core-Mark Holding Co., Inc.	723	37,097
Wolseley PLC	567	28,198
		124,522
Diversified Banking Institutions — 2.5%
Barclays PLC	69,366	306,867
Citigroup, Inc.	398	17,607
Credit Agricole SA†	10,891	89,721
Credit Suisse Group AG	2,408	63,207
Deutsche Bank AG	2,913	113,584
Goldman Sachs Group, Inc.	7,700	1,133,055
HSBC Holdings PLC	31,086	331,816
JPMorgan Chase & Co.	38,789	1,840,926
Lloyds Banking Group PLC†	12,106	8,956
Mitsubishi UFJ Financial Group, Inc.	23,000	136,271

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Banking Institutions (continued)
Societe Generale SA	750	$24,643
UBS AG	8,474	129,923
UniCredit SpA	6,889	29,410
		4,225,986
Diversified Financial Services — 0.0%
Hana Financial Group, Inc.	1,340	47,687
Diversified Manufacturing Operations — 1.5%
AZZ, Inc.	796	38,367
Chase Corp.	1,208	23,339
Danaher Corp.	11,500	714,725
General Electric Co.	28,462	658,041
Ingersoll-Rand PLC	6,700	368,567
Invensys PLC	16,042	85,508
Koppers Holdings, Inc.	873	38,395
Leggett & Platt, Inc.	4,600	155,388
LSB Industries, Inc.†	3,310	115,122
Pentair, Ltd.	1	53
Siemens AG	2,309	248,740
Standex International Corp.	683	37,715
		2,483,960
Diversified Minerals — 0.3%
BHP Billiton PLC	3,327	96,807
BHP Billiton, Ltd.	5,648	192,596
Sumitomo Metal Mining Co., Ltd.	6,000	85,560
Xstrata PLC	2,604	42,257
		417,220
Diversified Operations — 0.2%
Alliance Global Group, Inc.	45,800	23,736
Barloworld, Ltd.	3,041	31,568
C C Land Holdings, Ltd.	56,334	17,271
Haci Omer Sabanci Holding AS	7,203	43,190
Harbinger Group, Inc.†	2,682	22,153
LS Corp.	71	5,635
Siam Cement PCL NVDR	3,500	58,552
Wendel SA	784	82,980
		285,085
E-Commerce/Services — 0.9%
Dena Co., Ltd.	1,600	43,406
Expedia, Inc.	2,550	153,026
IAC/InterActiveCorp.	5,800	259,144
Liberty Interactive Corp., Class A†	13,900	297,182
OpenTable, Inc.†	344	21,665
priceline.com, Inc.†	1,000	687,930
		1,462,353
E-Marketing/Info — 0.0%
ValueClick, Inc.†	1,785	52,747
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,878	21,897
Electric Products-Misc. — 0.2%
AMETEK, Inc.	6,050	262,328
Mitsubishi Electric Corp.	5,000	40,189
		302,517
Security Description	Shares	Value (Note 2)
Electric-Generation — 0.1%
AES Corp.	16,223	$203,923
Electric Power Development Co., Ltd.	900	23,671
		227,594
Electric-Integrated — 1.5%
American Electric Power Co., Inc.	9,700	471,711
Chubu Electric Power Co., Inc.	2,200	26,934
CMS Energy Corp.	6,500	181,610
DTE Energy Co.	3,800	259,692
EDP - Energias de Portugal SA	4,890	15,058
Enel SpA	24,302	79,321
Entergy Corp.	4,000	252,960
GDF Suez	4,318	83,146
Kansai Electric Power Co., Inc.†	14,000	137,949
OGE Energy Corp.	2,500	174,950
Origin Energy, Ltd.	3,707	51,242
PG&E Corp.	8,700	387,411
PPL Corp.	12,000	375,720
Tenaga Nasional Bhd	18,200	42,477
		2,540,181
Electric-Transmission — 0.1%
Red Electrica Corp. SA	2,283	114,877
Electronic Components-Misc. — 0.3%
Casetek Holdings Ltd.	10,000	47,946
Hon Hai Precision Industry Co., Ltd.	41,127	114,866
NEC Corp.	72,000	187,301
Pegatron Corp.	60,000	92,942
Sparton Corp	1,415	18,961
Stoneridge, Inc.†	3,241	24,729
TPK Holding Co., Ltd.	1,000	19,916
		506,661
Electronic Components-Semiconductors — 0.8%
Broadcom Corp., Class A	8,500	294,695
First Solar, Inc.†	364	9,813
Integrated Silicon Solution, Inc.†	4,638	42,530
Microsemi Corp.	962	22,290
NVIDIA Corp.	13,500	173,070
OmniVision Technologies, Inc.†	2,187	30,137
Rovi Corp.†	3,200	68,512
Samsung Electronics Co., Ltd.	283	388,843
Semtech Corp.†	1,400	49,546
Silicon Image, Inc.†	6,335	30,788
SK Hynix, Inc.†	6,230	161,167
		1,271,391
Electronic Design Automation — 0.0%
Mentor Graphics Corp.	3,736	67,435
Electronic Measurement Instruments — 0.0%
Yokogawa Electric Corp.	1,700	17,076
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	4,000	144,800
Electronic Security Devices — 0.2%
Tyco International, Ltd.	11,993	383,776

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	2,500	$202,300
Safran SA	1,093	48,756
		251,056
Energy-Alternate Sources — 0.0%
Sao Martinho SA	2,686	37,751
Engineering/R&D Services — 0.5%
ABB, Ltd.	5,500	124,083
Aecom Technology Corp.†	3,500	114,800
CTCI Corp.	24,000	46,994
JGC Corp.	4,000	101,041
KBR, Inc.	4,400	141,152
McDermott International, Inc.†	10,828	119,000
Samsung Engineering Co., Ltd.	168	19,727
Singapore Technologies Engineering, Ltd.	16,000	55,584
URS Corp.	2,300	109,043
		831,424
Engines-Internal Combustion — 0.3%
Cummins, Inc.	4,200	486,402
Enterprise Software/Service — 1.4%
BMC Software, Inc.†	7,700	356,741
ManTech International Corp., Class A	1,732	46,539
MedAssets, Inc.†	2,828	54,439
MicroStrategy, Inc., Class A†	261	26,382
Oracle Corp.	47,650	1,541,001
Oracle Corp. Japan	1,800	81,419
QLIK Technologies, Inc.†	982	25,365
SAP AG	1,696	135,892
SciQuest, Inc.†	674	16,203
Tyler Technologies, Inc.†	677	41,473
Ultimate Software Group, Inc.†	577	60,100
		2,385,554
Entertainment Software — 0.0%
Changyou.com, Ltd. ADR	1,302	37,615
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	825	25,154
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	427	52,154
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	1,347	45,529
Ocwen Financial Corp.†	797	30,222
Portfolio Recovery Associates, Inc.†	524	66,506
World Acceptance Corp.†	358	30,741
		172,998
Finance-Credit Card — 0.3%
Discover Financial Services	10,800	484,272
Samsung Card Co.	1,710	60,854
Visa, Inc., Class A	152	25,816
		570,942
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp.†	1,581	$16,933
Finance-Leasing Companies — 0.1%
ORIX Corp.	8,300	104,962
Finance-Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	791	20,416
Nationstar Mortgage Holdings, Inc.†	1,697	62,619
Walter Investment Management Corp.†	2,100	78,225
		161,260
Finance-Other Services — 0.2%
BM&FBovespa SA	6,507	43,846
NASDAQ OMX Group, Inc.	5,900	190,570
WageWorks, Inc.†	1,063	26,607
		261,023
Food-Catering — 0.1%
Compass Group PLC	11,926	152,307
Food-Confectionery — 0.1%
J.M. Smucker Co.	2,200	218,152
Food-Dairy Products — 0.0%
Glanbia PLC	406	4,837
Food-Meat Products — 0.0%
BRF SA ADR	324	7,164
Maple Leaf Foods, Inc.	262	3,537
Smithfield Foods, Inc.†	148	3,919
Tyson Foods, Inc., Class A	258	6,404
		21,024
Food-Misc./Diversified — 1.1%
Ajinomoto Co., Inc.	7,000	105,171
Associated British Foods PLC	4,925	142,257
Calbee, Inc.	1,100	89,116
Chiquita Brands International, Inc.†	114	885
General Mills, Inc.	9,500	468,445
Hain Celestial Group, Inc.†	476	29,074
Ingredion, Inc.	135	9,763
Kerry Group PLC, Class A	970	57,806
Kraft Foods Group, Inc.	8,600	443,158
Nestle SA	5,983	432,806
Pinnacle Foods, Inc.†	1,283	28,052
Tate & Lyle PLC	461	5,954
Unilever PLC	2,225	94,121
Wilmar International, Ltd.	2,000	5,562
		1,912,170
Food-Retail — 0.4%
Carrefour SA	3,141	85,991
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	1,273	67,825
Distribuidora Internacional de Alimentacion SA	11,703	80,958
Koninklijke Ahold NV	6,886	105,537
Magnit OJSC	554	106,882
Shoprite Holdings, Ltd.	3,630	71,873
Tesco PLC	7,430	43,075

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Food-Retail (continued)
WM Morrison Supermarkets PLC	1,521	$6,383
Woolworths, Ltd.	3,981	140,020
		708,544
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.	2,000	2,773
Spartan Stores, Inc.	1,210	21,235
United Natural Foods, Inc.†	426	20,959
		44,967
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	1,354	20,066
Deckers Outdoor Corp.†	330	18,378
		38,444
Gambling (Non-Hotel) — 0.0%
OPAP SA	7,101	56,077
Gas-Distribution — 0.1%
Centrica PLC	8,484	47,400
Tokyo Gas Co., Ltd.	10,000	54,577
UGI Corp.	3,200	122,848
		224,825
Gold Mining — 0.0%
Barrick Gold Corp.	543	15,921
Goldcorp, Inc.	1,478	49,639
Newcrest Mining, Ltd.	310	6,470
		72,030
Home Furnishings — 0.1%
La-Z-Boy, Inc.	4,127	77,877
Select Comfort Corp.†	1,078	21,312
Tempur-Pedic International, Inc.†	1,119	55,536
		154,725
Hotels/Motels — 0.2%
Home Inns & Hotels Management, Inc. ADR†	1,298	38,667
Hotel Shilla Co., Ltd.	825	40,829
Marcus Corp.	2,816	35,172
Wyndham Worldwide Corp.	3,900	251,472
		366,140
Human Resources — 0.2%
Barrett Business Services, Inc.	1,036	54,556
On Assignment, Inc.†	1,543	39,054
Randstad Holding NV	921	37,712
Robert Half International, Inc.	4,100	153,873
TrueBlue, Inc.†	5,245	110,879
		396,074
Import/Export — 0.2%
ITOCHU Corp.	2,500	30,022
Marubeni Corp.	7,000	52,251
Mitsui & Co., Ltd.	4,500	62,736
Toyota Tsusho Corp.	5,600	145,025
		290,034
Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.2%
Deepocean Group (Shell)†(1)(10)(11)	1,109	$16,635
Rockwell Automation, Inc.	3,400	293,590
		310,225
Instruments-Controls — 0.0%
China Automation Group, Ltd.	110,000	24,796
Instruments-Scientific — 0.0%
FEI Co.	691	44,604
Insurance Brokers — 0.4%
Aon PLC	10,000	615,000
Insurance-Life/Health — 0.5%
AIA Group, Ltd.	37,800	165,064
American Equity Investment Life Holding Co.	2,781	41,409
CNO Financial Group, Inc.	2,889	33,079
Discovery, Ltd.	4,222	35,779
ING Groep NV CVA†	8,248	58,548
Protective Life Corp.	4,974	178,069
Prudential PLC	13,897	224,883
Security National Financial Corp.†	1,816	13,039
Standard Life PLC	16,611	92,200
Symetra Financial Corp.	2,491	33,404
		875,474
Insurance-Multi-line — 0.6%
ACE, Ltd.	386	34,342
Ageas	3,101	104,893
Allianz SE	1,478	200,754
American Financial Group, Inc.	3,762	178,244
AXA SA	8,599	147,831
Genworth Financial, Inc., Class A†	35,158	351,580
Porto Seguro SA	4,078	56,952
		1,074,596
Insurance-Property/Casualty — 0.5%
Admiral Group PLC	264	5,343
Alleghany Corp.†	700	277,144
Amtrust Financial Services, Inc.	743	25,745
Fidelity National Financial, Inc., Class A	8,700	219,501
Insurance Australia Group, Ltd.	29,293	174,104
Intact Financial Corp.	258	15,781
Stewart Information Services Corp.	687	17,472
Tokio Marine Holdings, Inc.	1,100	30,951
		766,041
Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	4,600	191,452
Berkshire Hathaway, Inc., Class B†	2,700	281,340
Maiden Holdings, Ltd.	2,499	26,464
Muenchener Rueckversicherungs AG	570	106,615
PartnerRe, Ltd.	2,552	237,617
SCOR SE	576	16,541
Validus Holdings, Ltd.	4,558	170,332
		1,030,361

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Internet Application Software — 0.0%
IntraLinks Holdings, Inc.†	5,774	$36,723
Tencent Holdings, Ltd.	900	28,612
		65,335
Internet Incubators — 0.0%
Safeguard Scientifics, Inc.†	1,735	27,413
Internet Security — 0.4%
Sourcefire, Inc.†	509	30,148
Symantec Corp.†	23,900	589,852
		620,000
Internet Telephone — 0.0%
BroadSoft, Inc.†	301	7,967
Investment Companies — 0.1%
Investor AB, Class B	2,945	84,949
Investment Management/Advisor Services — 0.2%
Ashmore Group PLC	3,964	21,081
Eaton Vance Corp.	4,800	200,784
Grupo BTG Pactual	2,392	40,071
National Financial Partners Corp.†	1,222	27,409
Virtus Investment Partners, Inc.†	253	47,129
		336,474
Leisure Products — 0.0%
Brunswick Corp.	580	19,848
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	712	32,403
Machinery-Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.	225	12,845
Hyster-Yale Materials Handling, Inc. Class B(2)(10)	225	12,845
Terex Corp.	3,500	120,470
		146,160
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	1,844	61,903
Schindler Holding AG	721	105,681
		167,584
Machinery-Farming — 0.0%
AGCO Corp.	282	14,698
CNH Global NV	214	8,842
Deere & Co.	169	14,531
Lindsay Corp.	100	8,818
		46,889
Machinery-General Industrial — 0.4%
Altra Holdings, Inc.	2,335	63,558
Chart Industries, Inc.†	805	64,408
DXP Enterprises, Inc.†	654	48,854
Gardner Denver, Inc.	1,600	120,176
IHI Corp.	23,000	69,845
Kadant, Inc.	1,574	39,350
Kawasaki Heavy Industries, Ltd.	30,000	93,969
Metso OYJ	196	8,340
Security Description	Shares	Value (Note 2)
Machinery-General Industrial (continued)
Shanghai Prime Machinery Co., Ltd.	102,000	$13,533
Wabtec Corp.	1,400	142,954
		664,987
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	225	12,006
Marine Services — 0.1%
Aegean Marine Petroleum Network, Inc.	5,567	37,355
Ezion Holdings, Ltd.	33,000	57,720
Great Lakes Dredge & Dock Corp.	6,202	41,739
		136,814
Medical Information Systems — 0.0%
athenahealth, Inc.†	346	33,576
Computer Programs & Systems, Inc.	284	15,367
		48,943
Medical Instruments — 0.3%
CONMED Corp.	2,134	72,684
St. Jude Medical, Inc.	10,400	420,576
		493,260
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	388	10,080
Diagnosticos da America SA	5,000	28,875
		38,955
Medical Products — 0.5%
Accuray, Inc.†	4,610	21,390
Coloplast A/S	2,373	127,681
Covidien PLC	502	34,056
Cyberonics, Inc.†	343	16,056
Greatbatch, Inc.†	2,679	80,022
Haemonetics Corp.†	787	32,786
Hill-Rom Holdings, Inc.	1,522	53,605
Zimmer Holdings, Inc.	5,700	428,754
		794,350
Medical Sterilization Products — 0.0%
STERIS Corp.	741	30,833
Medical-Biomedical/Gene — 1.9%
Amgen, Inc.	9,500	973,845
Cambrex Corp.†	3,656	46,760
Celgene Corp.†	6,200	718,642
CSL, Ltd.	1,877	115,722
Cubist Pharmaceuticals, Inc.†	1,385	64,846
Gilead Sciences, Inc.†	19,300	944,349
Lexicon Pharmaceuticals, Inc.†	4,629	10,091
Medicines Co.†	1,622	54,207
PDL BioPharma, Inc.	3,715	27,157
RTI Biologics, Inc.†	5,074	19,992
Spectrum Pharmaceuticals, Inc.	2,069	15,435
United Therapeutics Corp.†	1,912	116,383
		3,107,429

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs — 4.1%
Astellas Pharma, Inc.	1,700	$91,336
AstraZeneca PLC	2,816	141,178
Bayer AG	2,662	274,619
Bristol-Myers Squibb Co.	21,500	885,585
Dong-A Co., LTD.	256	32,895
Dong-A Pharmaceutical Co., Ltd.(2)	151	16,823
Elan Corp. PLC ADR†	1,661	19,600
Eli Lilly & Co.	13,184	748,719
Endo Health Solutions, Inc.†	1,242	38,204
Gentium SpA ADR†	1,143	9,418
GlaxoSmithKline PLC	9,228	215,721
Grifols SA ADR†	484	14,041
Hi-Tech Pharmacal Co., Inc.	504	16,687
Jazz Pharmaceuticals PLC†	2,422	135,414
Johnson & Johnson	6,287	512,579
Merck & Co., Inc.	2,976	131,629
Merck KGaA	209	31,536
Novartis AG	2,333	165,818
Novo Nordisk A/S, Class B	1,436	233,351
Orion Oyj, Class B	3,122	82,009
Otsuka Holdings Co., Ltd.	4,600	161,181
Pfizer, Inc.	69,023	1,992,004
PharMerica Corp.†	1,860	26,040
Roche Holding AG	1,417	329,986
Salix Pharmaceuticals, Ltd.†	2,248	115,053
Sanofi	3,206	325,807
Santarus, Inc.†	1,061	18,387
Shanghai Fosun Pharmaceutical Group Co., Ltd.	11,000	19,837
Shire PLC	942	28,684
ViroPharma, Inc.†	2,139	53,817
		6,867,958
Medical-Generic Drugs — 0.0%
Impax Laboratories, Inc.†	2,180	33,659
Teva Pharmaceutical Industries, Ltd. ADR	401	15,912
		49,571
Medical-HMO — 0.8%
Centene Corp.†	332	14,621
Cigna Corp.	8,900	555,093
Health Net, Inc.†	897	25,672
Magellan Health Services, Inc.†	402	19,123
Triple-S Management Corp., Class B	780	13,588
WellCare Health Plans, Inc.†	1,473	85,375
WellPoint, Inc.	9,700	642,431
		1,355,903
Medical-Hospitals — 0.2%
Community Health Systems, Inc.	790	37,438
HCA Holdings, Inc.	6,400	260,032
		297,470
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	2,448	27,222
Amsurg Corp.†	1,068	35,927
		63,149
Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	8,300	$427,035
McKesson Corp.	6,700	723,332
Sinopharm Group Co., Ltd.	13,600	43,796
Suzuken Co., Ltd.	1,400	52,028
		1,246,191
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B	2,664	108,650
LB Foster Co., Class A	490	21,702
NN, Inc.†	3,000	28,380
Sung Kwang Bend Co., Ltd.	1,864	37,822
		196,554
Metal-Aluminum — 0.0%
Minmetals Resources, Ltd.	112,000	41,261
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	1,000	33,100
Metal-Diversified — 0.2%
Rio Tinto PLC	3,209	150,422
Rio Tinto, Ltd.	2,213	131,761
		282,183
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,624	10,761
Vale SA ADR	761	13,158
		23,919
Miscellaneous Manufacturing — 0.1%
Trimas Corp.†	2,605	84,584
Multimedia — 0.0%
Demand Media, Inc.†	1,232	10,632
Naspers, Ltd., Class N	950	58,945
		69,577
Networking Products — 0.8%
Anixter International, Inc.	426	29,786
Cisco Systems, Inc.	54,901	1,147,980
Ixia†	1,046	22,636
Polycom, Inc.†	4,004	44,364
Procera Networks, Inc.†	1,718	20,427
		1,265,193
Non-Ferrous Metals — 0.0%
Horsehead Holding Corp.†	4,214	45,848
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,100	133,517
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,300	139,610
Oil Companies-Exploration & Production — 1.1%
BG Group PLC	3,122	53,557
Cabot Oil & Gas Corp.	4,300	290,723
Canadian Natural Resources, Ltd.	842	26,947
CNOOC, Ltd.	65,000	124,755
Dragon Oil PLC	6,054	59,792
EPL Oil & Gas, Inc.†	2,016	54,049
Gulfport Energy Corp.†	490	22,457
Kodiak Oil & Gas Corp.†	3,384	30,761

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp.	11,989	$939,578
Rosetta Resources, Inc.†	516	24,551
Stone Energy Corp.†	1,382	30,059
Swift Energy Co.†	1,852	27,428
Tullow Oil PLC	1,298	24,278
Unit Corp.†	690	31,429
Vaalco Energy, Inc.†	7,944	60,295
W&T Offshore, Inc.	1,445	20,519
		1,821,178
Oil Companies-Integrated — 3.3%
BP PLC	28,042	195,956
Chevron Corp.	4,943	587,327
ConocoPhillips	18,140	1,090,214
Eni SpA	8,822	198,261
Exxon Mobil Corp.	17,793	1,603,327
Lukoil OAO ADR	2,295	147,798
Pacific Rubiales Energy Corp.	2,723	57,366
Petroleo Brasileiro SA ADR	1,232	20,414
Phillips 66	10,320	722,090
Repsol SA	3,497	71,058
Royal Dutch Shell PLC, Class A(Euronext)	2,986	96,429
Royal Dutch Shell PLC, Class A(BATS)	6,415	207,519
Royal Dutch Shell PLC, Class B	4,968	164,938
Statoil ASA	4,931	119,076
Suncor Energy, Inc.	1,754	52,463
Total SA	2,926	140,124
		5,474,360
Oil Refining & Marketing — 1.0%
Caltex Australia, Ltd.	5,799	128,873
CVR Energy, Inc.†(1)(10)	2,038	0
Delek US Holdings, Inc.	1,019	40,210
HollyFrontier Corp.	4,300	221,235
Marathon Petroleum Corp.	6,250	560,000
Tesoro Corp.	4,437	259,786
Valero Energy Corp.	10,300	468,547
Western Refining, Inc.	1,730	61,259
		1,739,910
Oil-Field Services — 1.1%
Halliburton Co.	757	30,590
Helix Energy Solutions Group, Inc.†	4,120	94,266
Key Energy Services, Inc.†	5,951	48,084
Oceaneering International, Inc.	2,500	166,025
Oil States International, Inc.†	1,500	122,355
Petrofac, Ltd.	679	14,784
Schlumberger, Ltd.	17,300	1,295,597
		1,771,701
Optical Supplies — 0.0%
Staar Surgical Co.†	6,660	37,496
Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.1%
Buckeye Technologies, Inc.	1,203	$36,030
Domtar Corp.	900	69,858
KapStone Paper and Packaging Corp.	1,336	37,141
		143,029
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	839	21,697
Photo Equipment & Supplies — 0.1%
Konica Minolta Holdings, Inc.	10,000	73,052
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.†	1,865	49,180
Pipelines — 0.4%
Kinder Morgan, Inc.	9,300	359,724
ONEOK, Inc.	5,000	238,350
		598,074
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.	1,467	51,844
Printing-Commercial — 0.1%
Deluxe Corp.	2,134	88,348
Private Equity — 0.1%
3i Group PLC	15,749	75,618
KKR & Co. LP	1,400	27,048
		102,666
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,600	166,212
Real Estate Investment Trusts — 2.5%
AG Mortgage Investment Trust, Inc.	697	17,753
Agree Realty Corp.	1,204	36,240
American Capital Agency Corp.	6,100	199,958
American Capital Mortgage Investment Corp.	1,313	33,941
Apollo Commercial Real Estate Finance, Inc.	1,516	26,666
Apollo Residential Mortgage, Inc.	1,355	30,203
ARMOUR Residential REIT, Inc.	3,740	24,422
Ashford Hospitality Trust, Inc.	4,401	54,396
AvalonBay Communities, Inc.	1,700	215,339
British Land Co. PLC	2,955	24,403
CBL & Associates Properties, Inc.	4,731	111,652
Chimera Investment Corp.	30,710	97,965
CYS Investments, Inc.	2,206	25,898
Dexus Property Group	104,952	113,614
Dynex Capital, Inc.	3,273	34,956
EPR Properties	466	24,255
Federal Realty Investment Trust	1,300	140,452
First Industrial Realty Trust, Inc.	1,414	24,222
Geo Group, Inc.	1,802	67,791
Glimcher Realty Trust	2,743	31,819
Hatteras Financial Corp.	2,300	63,089
Health Care REIT, Inc.	4,200	285,222
Invesco Mortgage Capital, Inc.	1,146	24,513
Investors Real Estate Trust	3,188	31,466

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
iStar Financial, Inc.†	2,640	$28,750
Lexington Realty Trust	6,032	71,178
LTC Properties, Inc.	1,712	69,730
MFA Financial, Inc.	3,759	35,034
Mission West Properties, Inc.(1)(10)	2,177	0
National Health Investors, Inc.	905	59,232
Omega Healthcare Investors, Inc.	2,696	81,851
One Liberty Properties, Inc.	1,544	33,536
PS Business Parks, Inc.	1,062	83,813
Public Storage	2,200	335,104
Select Income REIT	2,468	65,279
Shopping Centres Australasia Property Group	9,827	16,929
Simon Property Group, Inc.	4,100	650,096
Starwood Property Trust, Inc.	876	24,318
Summit Hotel Properties, Inc.	3,933	41,178
Sun Communities, Inc.	718	35,419
Tanger Factory Outlet Centers	2,200	79,596
Universal Health Realty Income Trust	403	23,257
Ventas, Inc.	4,600	336,720
Vornado Realty Trust	3,000	250,920
Westfield Group	7,487	84,556
Westfield Retail Trust	2,295	7,214
		4,153,945
Real Estate Management/Services — 0.2%
BR Malls Participacoes SA	4,555	56,615
HFF, Inc., Class A	4,203	83,766
Jones Lang LaSalle, Inc.	210	20,876
Mitsubishi Estate Co., Ltd.	2,000	55,129
Realogy Holdings Corp.	138	6,740
Regus PLC	13,015	31,384
		254,510
Real Estate Operations & Development — 0.5%
Aliansce Shopping Centers SA	3,195	37,881
BR Properties SA	3,783	41,862
China Overseas Grand Oceans Group, Ltd.	30,000	39,571
China Overseas Land & Investment, Ltd.	14,000	38,683
Hong Kong Land Holdings, Ltd.	2,000	14,820
Huaku Development Co., Ltd.	15,000	37,217
St. Joe Co.†	5,194	110,373
Sun Hung Kai Properties, Ltd.	1,000	13,448
Surya Semesta Internusa Tbk PT	534,500	89,106
Tokyu Land Corp.	26,000	242,111
Wheelock & Co., Ltd.	25,000	133,965
		799,037
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	2,828	26,753
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	5,129	142,740
Security Description	Shares	Value (Note 2)
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	203	$14,713
Retail-Apparel/Shoe — 0.6%
American Eagle Outfitters, Inc.	6,200	115,940
ANN, Inc.†	896	26,002
Buckle, Inc.	536	25,004
Chico's FAS, Inc.	6,000	100,800
Destination Maternity Corp.	2,585	60,489
Foot Locker, Inc.	4,600	157,504
Francesca's Holdings Corp.†	944	27,055
Gap, Inc.	7,600	269,040
Genesco, Inc.†	864	51,918
Next PLC	2,779	184,356
Tom Tailor Holding AG	478	10,761
		1,028,869
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	2,200	181,830
O'Reilly Automotive, Inc.†	2,900	297,395
		479,225
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A	6,511	144,284
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	5,400	347,868
Retail-Building Products — 1.4%
Home Depot, Inc.	20,000	1,395,600
Kingfisher PLC	838	3,665
Lowe's Cos., Inc.	21,800	826,656
Lumber Liquidators Holdings, Inc.†	246	17,274
Tile Shop Holdings, Inc.†	1,197	25,149
		2,268,344
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,139	31,858
Retail-Convenience Store — 0.0%
CP ALL PCL	31,600	47,740
Lawson, Inc.	200	15,396
		63,136
Retail-Discount — 0.9%
Big Lots, Inc.†	4,139	145,982
HSN, Inc.	378	20,737
Wal-Mart Stores, Inc.	18,825	1,408,675
		1,575,394
Retail-Drug Store — 0.9%
CVS Caremark Corp.	15,900	874,341
Walgreen Co.	12,100	576,928
		1,451,269
Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	787	18,101
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA ADR	6,968	54,703
Cie Financiere Richemont SA, Class A	1,539	120,817
Swatch Group AG (LSE)	853	86,603
Swatch Group AG (ESE)	149	86,668
		348,791

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Major Department Stores — 0.4%
Matahari Department Store Tbk PT†	22,000	$24,903
PPR	130	28,566
TJX Cos., Inc.	14,300	668,525
		721,994
Retail-Misc./Diversified — 0.0%
Elders, Ltd.†	5,801	725
Retail-Office Supplies — 0.2%
Staples, Inc.	18,100	243,083
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	338	17,735
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	2,900	180,090
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	1,100	86,405
Macy's, Inc.	9,300	389,112
		475,517
Retail-Restaurants — 0.2%
AFC Enterprises, Inc.†	3,517	127,773
Brinker International, Inc.	1,903	71,648
Domino's Pizza, Inc.	373	19,187
Fiesta Restaurant Group, Inc.	627	16,659
Papa John's International, Inc.†	618	38,205
		273,472
Retail-Sporting Goods — 0.0%
Cabela's, Inc.†	363	22,063
Rubber-Tires — 0.1%
Bridgestone Corp.	1,000	33,659
Cie Generale des Etablissements Michelin	1,129	94,441
Cooper Tire & Rubber Co.	3,566	91,504
		219,604
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	5,029	195,980
Loral Space & Communications, Inc.	654	40,470
		236,450
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	2,120	76,066
Flushing Financial Corp.	1,473	24,953
Heritage Financial Group, Inc.	1,472	21,314
Pacific Premier Bancorp, Inc.†	1,392	18,305
		140,638
Schools — 0.0%
Bright Horizons Family Solutions, Inc.†	914	30,884
Grand Canyon Education, Inc.	1,165	29,579
		60,463
Security Services — 0.2%
ADT Corp.	5,800	283,852
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.2%
Cypress Semiconductor Corp.	8,000	$88,240
Marvell Technology Group, Ltd.	14,100	149,178
NXP Semiconductor NV†	700	21,182
Taiwan Semiconductor Manufacturing Co., Ltd.	27,039	91,112
		349,712
Semiconductor Equipment — 0.3%
ASML Holding NV(BATS)	1,314	88,388
ASML Holding NV(NASDAQ)	484	32,917
Entegris, Inc.†	3,514	34,648
Lam Research Corp.†	4,200	174,132
Photronics, Inc.†	3,934	26,279
Rudolph Technologies, Inc.†	3,056	36,000
Teradyne, Inc.†	8,535	138,438
Ultra Clean Holdings, Inc.†	3,245	21,092
		551,894
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	2,705	193,915
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	460	72,344
Steel-Producers — 0.1%
Evraz PLC	34,185	115,312
ThyssenKrupp AG†	258	5,247
Voestalpine AG	3,056	93,851
		214,410
Sugar — 0.1%
Suedzucker AG	2,372	100,198
Telecom Services — 0.3%
BCE, Inc.	550	25,649
Jazztel PLC	1,784	13,585
NeuStar, Inc., Class A†	952	44,297
TalkTalk Telecom Group PLC	4,577	18,944
Tele2 AB, Class B	4,489	78,022
Telekomunikasi Indonesia Persero Tbk PT	57,500	65,089
Telenor ASA	4,076	89,019
tw telecom, Inc.†	5,200	130,988
USA Mobility, Inc.	1,717	22,785
Virgin Media, Inc.	350	17,139
Ziggo NV	404	14,209
		519,726
Telecommunication Equipment — 0.0%
Arris Group, Inc.	1,188	20,398
Plantronics, Inc.	674	29,784
		50,182
Telephone-Integrated — 1.6%
AT&T, Inc.	13,788	505,882
BT Group PLC	23,338	98,581
Deutsche Telekom AG	7,435	78,598
France Telecom SA	7,266	73,496
Nippon Telegraph & Telephone Corp.	200	8,717
Softbank Corp.	2,800	129,030
TDC A/S	1,650	12,680

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telephone-Integrated (continued)
Telecom Italia SpA	13,286	$9,385
Telefonica SA	6,691	89,982
Telstra Corp., Ltd.	24,002	112,676
Verizon Communications, Inc.	32,582	1,601,405
		2,720,432
Television — 0.2%
Belo Corp., Class A	11,114	109,250
ITV PLC	44,582	87,656
Sinclair Broadcast Group, Inc., Class A	4,445	89,967
		286,873
Theaters — 0.0%
Carmike Cinemas, Inc.†	1,769	32,054
Therapeutics — 0.1%
BioMarin Pharmaceutical, Inc.†	509	31,690
Pharmacyclics, Inc.†	194	15,599
Questcor Pharmaceuticals, Inc.	366	11,910
Warner Chilcott PLC, Class A	9,256	125,419
		184,618
Tobacco — 1.4%
British American Tobacco PLC	3,336	178,780
Imperial Tobacco Group PLC	177	6,183
Japan Tobacco, Inc.	6,000	191,123
Lorillard, Inc.	6,400	258,240
Philip Morris International, Inc.	17,692	1,640,225
		2,274,551
Toys — 0.1%
Namco Bandai Holdings, Inc.	4,700	83,091
Nintendo Co., Ltd.	100	10,735
		93,826
Transactional Software — 0.1%
Amadeus IT Holding SA, Class A	653	17,643
Bottomline Technologies de, Inc.†	1,365	38,916
InnerWorkings, Inc.†	2,065	31,264
		87,823
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	2,938	66,722
TAL International Group, Inc.	1,462	66,243
		132,965
Transport-Rail — 0.1%
Central Japan Railway Co.	2,100	221,193
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	52,000	80,055
Deutsche Post AG	2,304	53,093
Universal Truckload Services, Inc.†	171	3,989
		137,137
Transport-Truck — 0.1%
Con-way, Inc.	1,768	62,251
Quality Distribution, Inc.†	3,357	28,232
Swift Transportation Co.†	4,797	68,022
		158,505
Security Description	Shares	Value (Note 2)
Travel Services — 0.0%
TUI Travel PLC	4,168	$20,620
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	300	14,499
Water — 0.2%
American Water Works Co., Inc.	4,400	182,336
United Utilities Group PLC	10,943	117,805
		300,141
Water Treatment Systems — 0.1%
Beijing Enterprises Water Group, Ltd.	166,000	49,609
Coway Co., Ltd.	2,200	96,900
Hyflux, Ltd.	9,000	10,591
		157,100
Web Hosting/Design — 0.0%
NIC, Inc.	1,543	29,564
Web Portals/ISP — 0.9%
AOL, Inc.	7,700	296,373
Google, Inc., Class A†	1,332	1,057,648
NHN Corp	150	37,387
Yandex NV, Class A†	3,770	87,162
		1,478,570
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	1,327	32,830
CalAmp Corp.†	2,549	27,962
InterDigital, Inc.†	329	15,736
RF Micro Devices, Inc.†	11,005	58,547
		135,075
Wound, Burn & Skin Care — 0.1%
Obagi Medical Products, Inc.†	3,856	76,156
Total Common Stock (cost $106,585,650)		125,618,626
CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co., Series B 4.75%	703	30,187
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.† 7.25%	26	0
Total Convertible Preferred Stock (cost $59,657)		30,187
PREFERRED STOCK — 0.3%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	17,955
Banks-Commercial — 0.0%
Itau Unibanco Holding SA ADR	2,041	36,330
Brewery — 0.0%
Cia de Bebidas das Americas ADR	1,245	52,701
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A	1,125	28,237

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 2)
PREFERRED STOCK (continued)
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*†(10)	33	$32,635
GMAC Capital Trust I FRS 8.13%	900	24,480
		57,115
Electric-Integrated — 0.0%
Cia Energetica de Minas Gerais ADR	600	7,110
Electronic Components-Semiconductors — 0.1%
Samsung Electronics Co., Ltd.	85	67,000
Electronic Measurement Instruments — 0.0%
Sartorius AG	139	14,879
Metal-Iron — 0.0%
Vale SA ADR	1,557	25,737
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	4,417	80,169
Surgutneftegas OAO	56,856	39,397
		119,566
Real Estate Investment Trust — 0.0%
EPR Properties Series C	995	22,855
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	282	27,147
Steel-Producers — 0.0%
ArcelorMittal	684	14,330
Total Preferred Stock (cost $515,458)		490,962
ASSET BACKED SECURITIES — 0.9%
Diversified Financial Services — 0.9%
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.06% due 11/10/2042*(3)(4)	$3,282,992	867
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.87% due 11/10/2041*(3)(4)(10)	639,628	6,191
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A4 5.24% due 11/10/2042(4)	110,000	112,041
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.22% due 12/11/2049*(3)(4)(10)	1,224,256	9,438
COMM 2006-C8 Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(4)	34,000	38,103
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.20% due 12/10/2046*(3)(4)(10)	2,705,154	34,921
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class AJ 5.21% due 06/10/2044(4)	$17,000	$18,188
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(4)	27,000	28,975
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2002-CP5, Class G 5.88% due 12/15/2035*(4)(10)	140,000	141,029
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.18% due 09/15/2039*(3)(4)(10)	424,730	5,385
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.26% due 02/15/2040*(3)(4)(10)	752,874	6,826
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(4)	4,128	4,152
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 5.95% due 09/15/2039(4)	43,121	43,956
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.61% due 05/15/2038*(3)(4)(10)	136,655	42
CW Capital Cobalt, Ltd. VRS Series 2007-C3, Class A2 5.91% due 05/15/2046(4)	4,430	4,430
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.29% due 07/10/2045*(3)(4)	6,907,810	25,386
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class AJ 5.07% due 07/10/2045(4)	27,000	29,232
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.78% due 05/10/2043*(3)(4)	1,624,467	18,118
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.37% due 07/15/2029(3)(4)	169,953	4,928
GMAC Commercial Mtg. Securities, Inc., Series 2004-C3, Class AJ 4.92% due 12/10/2041(4)	35,000	36,285
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.49% due 09/12/2037*(3)(4)(10)	1,380,559	11,460

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class B 5.24% due 03/15/2046(4)	$158,000	$166,189
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2003-CB6, Class E 5.78% due 07/12/2037*(4)(10)	140,000	148,441
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A2 5.99% due 06/15/2049(4)	26,371	27,176
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.37% due 11/15/2040*(3)(4)	3,649,578	18,554
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.50% due 04/15/2040*(3)(4)(10)	2,720,862	15,615
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class AJ 4.84% due 07/15/2040(4)	24,000	25,406
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(4)	28,000	28,157
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.33% due 04/15/2041(4)	69,000	81,404
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.24% due 06/12/2043*(3)(4)(10)	1,615,039	17,355
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(4)	33,000	37,037
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.31% due 05/15/2044*(2)(3)(4)(10)	136,916	12,076
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.52% due 07/15/2045*(2)(3)(4)(10)	182,988	20,001
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(4)	130,000	130,826
Morgan Stanley Capital I, Inc. VRS Series 2007-HQ12, Class A2FX 5.76% due 04/12/2049(4)	69,488	72,431
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.50% due 04/15/2042*(3)(4)(10)	4,033,675	22,633
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust, Series 2007-C30, Class A3 5.25% due 12/15/2043(4)	$13,321	$13,720
Wachovia Bank Commercial Mtg. Trust Series 2007-C34, Class A2 5.57% due 05/15/2046(4)	56,008	56,071
Total Asset Backed Securities (cost $1,904,606)		1,473,045
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Sub. Notes 3.00% due 10/15/2014	15,000	15,309
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies FRS Senior Sub. Notes zero coupon due 09/18/2013	23,000	21,551
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Company Guar. Notes 2.75% due 03/01/2031	18,000	21,409
Real Estate Investment Trusts — 0.0%
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	15,000	17,634
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/2014	6,000	6,735
Total Convertible Bonds & Notes (cost $74,885)		82,638
U.S. CORPORATE BONDS & NOTES — 10.1%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	20,000	21,650
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/2018	5,000	5,444
		27,094
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/2017	20,000	22,000
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	40,000	41,250
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	11,063

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	$30,000	$32,925
Triumph Group, Inc. Senior Notes 4.88% due 04/01/2021*	20,000	20,200
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	5,000	5,240
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	5,329
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,290
		122,297
Agricultural Chemicals — 0.0%
Mosaic Co Senior Notes 3.75% due 11/15/2021	10,000	10,527
Airlines — 0.0%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 09/15/2017	13,989	14,933
Delta Air Lines 2009-1 Class A Pass Through Trust SERIES 2009-1, Class A 7.75% due 12/17/2019	3,835	4,429
Delta Air Lines 2010-1 Class A Pass Through Trust Series 2010-1A 6.20% due 07/02/2018	4,023	4,586
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 07/02/2022	11,063	12,017
		35,965
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	30,000	32,325
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	25,000	27,219
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	87,960
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	30,000	30,563
Security Description	Principal Amount(13)	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	$45,000	$49,725
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	20,000	21,150
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	45,000	45,787
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	25,000	27,469
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018	15,000	16,500
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	5,000	5,075
		165,706
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018	30,000	25,763
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	25,000	26,695
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	20,000	21,600
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	20,000	21,950
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	27,437
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	35,000	39,900
		137,582
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Limited Guar. Notes 1.28% due 06/15/2037	105,000	84,394
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Senior Notes 10.13% due 02/15/2019*	15,000	16,350
Provident Funding Associates LP/ PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	20,000	22,300
		38,650

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	$10,000	$10,925
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	45,000	51,075
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/2022	45,000	63,581
		125,581
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	26,000	41,819
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 12/15/2019*	45,000	43,256
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	25,000	23,344
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	45,000	46,969
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/2018*	30,000	33,112
		146,681
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,925
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/2020*	15,000	16,275
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	30,000	32,775
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	25,000	28,438
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	5,000	5,550
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	35,000	39,200
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	17,000	21,781
Roofing Supply Group LLC/ Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	20,000	22,600
Security Description	Principal Amount(13)	Value (Note 2)
Building & Construction Products-Misc. (continued)
USG Corp. Senior Notes 9.75% due 01/15/2018	$20,000	$23,700
		201,244
Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	9,900
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	15,000	15,450
		25,350
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/2017*	40,000	47,000
Building-Residential/Commercial — 0.1%
Beazer Homes USA Inc. Senior Sec. Notes 6.63% due 04/15/2018	15,000	16,200
Beazer Homes USA Inc. Company Guar. Notes 7.25% due 02/01/2023*	5,000	5,100
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/2016	10,000	10,825
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/2018	5,000	5,375
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	15,000	16,612
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	5,000	5,569
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022*	10,000	9,800
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	50,000	55,500
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	30,000	35,175
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	25,000	27,625
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	35,000	37,537
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	5,000	5,363
		230,681

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.3%
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/2018*	$20,000	$21,800
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	20,000	22,425
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	10,000	11,250
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	60,000	69,900
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	10,000	9,700
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	5,000	4,913
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	25,000	26,438
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	21,450
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	25,000	26,937
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	15,000	16,631
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*	5,000	5,188
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	10,000	13,296
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	20,000	22,425
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/2019	30,000	35,531
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	7,000	7,799
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	27,750
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	$45,000	$53,325
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/2014	10,000	10,638
Ecchostar DBS Corp. Company Guar. Notes 7.00% due 10/01/2013	30,000	30,769
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/2016	5,000	5,556
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	16,500
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/2019	25,000	27,906
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	5,000	6,153
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	10,000	11,801
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/2038	20,000	24,879
		530,960
Casino Hotels — 0.3%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	150,000	159,562
Caesars Operating Escrow LLC/ Caesars Escrow Corp. Senior Sec. Notes 9.00% due 02/15/2020*	65,000	65,406
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(5)	47,217	52,175
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	5,000	5,244
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020*	15,000	15,900
MGM Resorts International Company Guar. Notes 6.88% due 04/01/2016	10,000	10,875
MGM Resorts International Company Guar. Notes 7.63% due 01/15/2017	25,000	27,750
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	15,000	16,650

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	$15,000	$17,475
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	75,751	78,592
		449,629
Casino Services — 0.0%
American Casino & Entertainment Properties LLC/ACEP Finance Corp. Senior Sec. Notes 11.00% due 06/15/2014	36,000	36,270
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	20,000	20,500
		56,770
Cellular Telecom — 0.3%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	50,000	49,875
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2020*	45,000	51,796
MetroPCS Wireless, Inc. Company Guar. Notes 6.25% due 04/01/2021*	25,000	25,438
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	30,000	30,600
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	35,000	38,237
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	25,000	18,000
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	5,000	3,763
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/2016	50,000	44,875
Sprint Nextel Corp. Senior Notes 6.00% due 12/01/2016	35,000	37,975
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	10,000	11,000
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	45,000	52,369
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	74,175
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/2017	25,000	29,562
Security Description	Principal Amount(13)	Value (Note 2)
Cellular Telecom (continued)
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	$35,000	$38,412
		506,077
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	15,000	15,037
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	35,000	38,150
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	5,000	5,088
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020	10,000	10,000
PPG Industries, Inc. Senior Notes 7.40% due 08/15/2019	20,000	24,389
		92,664
Chemicals-Other — 0.0%
Taminco Acquisition Corp. Senior Notes 9.13% due 12/15/2017*(5)	10,000	10,100
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	35,000	38,937
		49,037
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	10,000	10,025
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020*	5,000	5,013
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	20,000	20,700
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	15,000	14,250
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	15,000	15,112
		65,100
Chemicals-Specialty — 0.2%
Ashland, Inc. Senior Notes 4.75% due 08/15/2022*	20,000	20,250

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	$24,000	$24,420
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	5,013
Eastman Chemical Co. Senior Notes 2.40% due 06/01/2017	5,000	5,190
Eastman Chemical Co. Senior Notes 3.60% due 08/15/2022	20,000	20,774
Eastman Chemical Co. Senior Notes 4.80% due 09/01/2042	25,000	25,957
Ferro Corp. Senior Notes 7.88% due 08/15/2018	40,000	41,500
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	15,000	15,113
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020*	10,000	10,075
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2020	35,000	39,113
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	15,000	16,875
PQ Corp. Sec. Notes 8.75% due 05/01/2018*(10)	20,000	21,300
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	30,000	29,100
		274,680
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	20,000	18,450
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	5,000	4,500
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	20,000	18,050
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/2020	10,000	9,000
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	40,000	43,200
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	70,000	77,525
Security Description	Principal Amount(13)	Value (Note 2)
Coal (continued)
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	$20,000	$21,250
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	5,000	5,325
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	20,000	22,800
		220,100
Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	20,000	20,650
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/2015(5)	40,000	41,350
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	25,000	27,437
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	10,000	11,113
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/2020	20,000	20,950
PHH Corp. Senior Notes 7.38% due 09/01/2019	20,000	22,600
PHH Corp. Senior Notes 9.25% due 03/01/2016	30,000	35,025
		179,125
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 11.00% due 02/01/2019*	20,000	19,850
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(5)	30,000	30,975
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	20,000	22,750
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	25,000	26,062
		99,637
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	15,000	15,488
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	35,000	37,931
		53,419

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	$10,000	$10,950
Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	40,000	43,600
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	15,000	15,281
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	20,000	21,575
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018	30,000	33,975
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/2016(5)	20,000	20,625
		135,056
Containers-Metal/Glass — 0.0%
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(5)(10)	10,000	10,763
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	5,000	4,850
		15,613
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	20,000	22,325
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	30,000	35,062
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	5,475
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	5,000	5,075
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	10,000	10,314
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	15,000	15,056
Sealed Air Corp. Senior Notes 6.50% due 12/01/2020*	15,000	16,425
Security Description	Principal Amount(13)	Value (Note 2)
Containers-Paper/Plastic (continued)
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	$25,000	$30,052
		139,784
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	30,000	33,337
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021*	25,000	25,094
		58,431
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/2020	15,000	16,912
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	25,000	26,594
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	70,000	72,800
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021*	15,000	15,600
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	40,000	43,350
		175,256
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	35,000	38,413
Direct Marketing — 0.1%
Affinion Group Holdings, Inc. Senior Notes 11.63% due 11/15/2015	30,000	19,050
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/2018	40,000	31,600
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/2015	45,000	39,262
		89,912
Distribution/Wholesale — 0.1%
HD Supply Inc Senior Notes 7.50% due 07/15/2020*	20,000	21,050
HD Supply, Inc. Company Guar. Notes 10.50% due 01/15/2021	15,000	15,600
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	30,000	35,550
		72,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.3%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	$25,000	$27,958
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	24,400
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	20,000	23,925
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	20,000	24,800
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	20,000	22,200
Bank of America Corp. Senior Notes 6.50% due 08/01/2016	55,000	63,343
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	5,000	5,250
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	25,000	29,459
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,085
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	45,000	56,298
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	25,000	30,535
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/2047	138,000	108,675
		426,928
Diversified Financial Services — 0.1%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	30,000	28,425
General Electric Capital Corp. FRS Senior Notes 0.49% due 05/11/2016	45,000	44,432
		72,857
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Ltd. Guar.Notes 6.38% due 11/15/2067	90,000	95,400
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	35,000	39,637
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	20,027
		155,064
Security Description	Principal Amount(13)	Value (Note 2)
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	$15,000	$16,679
Electric Products-Misc. — 0.0%
GrafTech International, Ltd. Company Guar. Notes 6.38% due 11/15/2020*	20,000	20,700
Electric-Distribution — 0.0%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*(10)	20,000	19,631
Electric-Generation — 0.1%
AES Corp. Senior Notes 7.38% due 07/01/2021	40,000	46,400
AES Corp. Senior Notes 8.00% due 10/15/2017	110,000	129,388
Bruce Mansfield Unit Pass Through Certs. Series 2001-2 6.85% due 06/01/2034	18,500	20,052
		195,840
Electric-Integrated — 0.4%
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	23,497
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	5,250
Beaver Valley Funding Senior Sec. Notes 9.00% due 06/01/2017	13,000	13,174
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	31,334
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,289
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/2017	25,000	29,987
DPL, Inc. Senior Notes 6.50% due 10/15/2016	40,000	42,200
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	25,628
Energy Future Intermediate Holding Co LLC/EFIH Finance Inc Senior Sec. Notes 10.00% due 12/01/2020*(10)	67,000	75,375

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	$16,000	$18,140
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*	25,000	28,750
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,114
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,612
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	9,756	10,899
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	31,073
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,491
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	13,252
NV Energy, Inc. Senior Notes 6.25% due 11/15/2020	20,000	24,155
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	24,385
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,093
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	20,016
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	22,687
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/2067	40,000	42,573
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	6,030
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Company Guar. Notes 10.50% due 11/01/2016†	76,373	7,255
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	15,000	11,212
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Sec. Notes 15.00% due 04/01/2021	$25,000	$6,219
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	34,011
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	5,124
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/2067	50,000	54,275
		652,100
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/2016*	20,000	22,598
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	17,514
		40,112
Electronic Components-Semiconductors — 0.1%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	40,000	43,900
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/2018*	9,000	9,967
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	15,000	17,025
		70,892
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	35,000	39,200
Enterprise Software/Service — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	20,000	21,650
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	15,000	17,006
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018(10)	10,000	11,750
		50,406
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/2017	30,000	32,175
Finance-Auto Loans — 0.0%
Toyota Motor Credit Corp. Senior Notes 3.30% due 01/12/2022	35,000	37,111

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/2035	$100,000	$100,750
SLM Corp. Senior Notes 8.00% due 03/25/2020	25,000	29,000
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,775
		147,525
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.65% due 12/02/2022	97,000	95,055
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017	30,000	35,814
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	49,711
E*TRADE Financial Corp. Senior Notes 6.38% due 11/15/2019	40,000	42,300
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	60,000	72,421
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/2019	30,000	35,927
		236,173
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	10,000	10,250
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	25,000	27,063
		37,313
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/2015†(6)(14)	40,000	43,600
Finance-Other Services — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/2016	20,000	20,825
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/2018	75,000	80,250
		101,075
Security Description	Principal Amount(13)	Value (Note 2)
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	$40,000	$44,300
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	5,000	5,787
Wells Enterprises Inc. Senior Sec. Notes 6.75% due 02/01/2020*	5,000	5,275
		55,362
Food-Flour & Grain — 0.0%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	15,000	16,406
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	10,000	10,925
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/2014	40,000	44,300
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	20,000	21,800
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/2016	15,000	17,182
		94,207
Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/2021	15,000	20,746
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	5,000	5,188
Dole Food Co., Inc. Sec. Notes 8.00% due 10/01/2016*	20,000	20,800
Dole Food Co., Inc. Sec. Notes 13.88% due 03/15/2014	19,000	20,235
General Mills, Inc. Senior Notes 5.65% due 02/15/2019	5,000	6,019
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*(10)	25,000	25,031
Kraft Foods Group Inc. Senior Notes 6.50% due 02/09/2040	78,000	99,994
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	20,000	22,250
		220,263

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 6.15% due 01/15/2020	$15,000	$18,251
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 6.75% due 04/01/2016	85,000	95,200
Service Corp. International Senior Notes 7.00% due 05/15/2019	15,000	16,275
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/2019	25,000	26,687
		138,162
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Senior Notes 5.88% due 03/15/2021*	20,000	20,000
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	25,000	27,187
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	20,000	21,750
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/2015*†(6)	50,000	3,500
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/2017	10,000	10,613
		83,050
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	10,000	13,492
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020*	10,000	10,525
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/2016	100,000	110,500
		121,025
Home Decoration Products — 0.0%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	15,000	15,225
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/2016*	11,000	11,633
Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*	5,000	5,337
		16,970
Security Description	Principal Amount(13)	Value (Note 2)
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	$55,000	$59,537
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 12.50% due 11/01/2019	15,000	14,775
		74,312
Hotels/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	25,000	27,438
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	10,000	11,100
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	10,000	10,475
		49,013
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	10,000	10,788
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/2017*	72,000	76,320
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	27,000	29,565
Dynegy Holdings LLC Senior Notes 7.75% due 06/01/2019†(2)(6)	50,000	63
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	10,000	11,775
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	50,000	57,250
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	94,562
		269,535
Insurance Brokers — 0.0%
Hub International, Ltd. Company Guar. Notes 8.13% due 10/15/2018*	10,000	10,525
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/2017	5,000	5,697
		16,222
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	20,000	25,104
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	30,000	39,314

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	$10,000	$10,698
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	20,261
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.20% due 03/15/2044	37,000	37,092
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,016
		152,485
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	33,111
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	10,000	11,811
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	25,000	28,773
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	15,000	18,067
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	31,953
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2038	50,000	59,313
Loews Corp. Senior Notes 5.25% due 03/15/2016	15,000	16,698
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/2036	45,000	49,219
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	19,502
		268,447
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/2035*	35,000	39,284
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/15/2037*	10,000	10,300
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.80% due 03/15/2037*	10,000	11,650
Security Description	Principal Amount(13)	Value (Note 2)
Insurance-Mutual (continued)
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	$45,000	$69,563
		130,797
Internet Infrastructure Equipment — 0.0%
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 6.38% due 11/15/2022*	10,000	10,475
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	10,000	10,475
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,862
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	15,000	15,488
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	10,000	10,450
		52,275
Machine Tools & Related Products — 0.0%
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*(10)	5,000	5,169
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/2017	45,000	49,050
		54,219
Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	30,000	31,575
Terex Corp. Company Guar. Notes 6.50% due 04/01/2020	5,000	5,331
		36,906
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	10,000	10,500
Medical Information Systems — 0.0%
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	10,000	10,425
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,755
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/2037	20,000	24,100
		32,855

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	$30,000	$31,837
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	20,000	21,650
		53,487
Medical-Drugs — 0.1%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	20,000	21,375
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/2017*	5,000	5,369
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	15,000	16,116
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	5,000	5,387
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	5,000	5,269
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*(10)	6,000	6,039
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*(10)	6,000	6,084
		65,639
Medical-Generic Drugs — 0.0%
Sky Growth Acquisition Corp. Company Guar. Notes 7.38% due 10/15/2020*	45,000	47,588
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 6.00% due 06/15/2016	10,000	11,518
Aetna, Inc. Senior Notes 6.50% due 09/15/2018	15,000	18,526
CDRT Holding Corp. Senior Notes 9.25% due 10/01/2017*(5)	30,000	31,125
Cigna Corp. Senior Notes 5.38% due 02/15/2042	25,000	28,266
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	25,000	29,464
Health Net, Inc. Senior Notes 6.38% due 06/01/2017	45,000	48,150
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	30,000	33,337
Security Description	Principal Amount(13)	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	$20,000	$20,820
WellPoint, Inc. Senior Notes 7.00% due 02/15/2019	35,000	43,771
		264,977
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021*(10)	10,000	10,325
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	35,000	37,887
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	20,000	20,950
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	10,000	11,075
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	85,000	95,891
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	5,000	5,750
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	30,000	31,538
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021*	5,000	4,900
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	35,000	38,850
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/2019	15,000	16,875
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	20,000	22,650
		296,691
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	25,000	26,875
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp. Company Guar. Notes 5.63% due 11/30/2020*	15,000	15,787
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/2015*(5)	16,477	16,683

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Outpatient/Home Medical (continued)
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/2017*	$15,000	$15,619
		48,089
Multimedia — 0.1%
NBC Universal Media LLC Senior Notes 5.15% due 04/30/2020	20,000	23,703
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	20,000	25,358
News America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,590
News America, Inc. Company Guar. Debentures 7.75% due 12/01/2045	10,000	13,725
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	14,549
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	25,000	34,180
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	10,000	11,276
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	61,324
		209,705
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/2018	5,000	5,498
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	17,808
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,836
		29,142
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/2020	15,000	16,313
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	30,000	32,550
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	64,699
		113,562
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	15,000	17,267
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Aurora USA Oil & Gas, Inc. Company Guar. Notes 9.88% due 02/15/2017*	$20,000	$21,950
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/2018	45,000	49,275
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	20,000	22,650
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	25,000	28,875
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	5,000	5,069
Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019*	30,000	30,900
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	10,000	10,400
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	5,000	5,188
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	30,000	32,700
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	45,000	47,812
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	5,000	5,450
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	45,000	50,400
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	18,229
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	50,000	57,750
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,950
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	11,050
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(5)	15,000	15,750
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	75,000	70,969

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/2019	$35,000	$36,225
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020*	25,000	26,375
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	40,000	43,100
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	19,659
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	10,000	10,950
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/2019	40,000	45,200
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016(10)(11)	30,000	23,400
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	26,750
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	20,000	20,850
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	15,000	16,500
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	45,000	50,119
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/2016	45,000	45,900
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	10,000	10,200
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,500
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	40,000	44,100
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	55,000	58,437
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	10,000	10,400
SM Energy Co. Senior Notes 6.50% due 11/15/2021	10,000	10,925
SM Energy Co. Senior Notes 6.50% due 01/01/2023	5,000	5,475
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 6.63% due 02/15/2019	$15,000	$16,088
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	25,000	26,187
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/2014	50,000	51,937
WPX Energy, Inc. Senior Notes 5.25% due 01/15/2017	35,000	36,662
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,475
		1,175,048
Oil Field Machinery & Equipment — 0.0%
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/2017	23,000	25,530
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	26,849
Oil-Field Services — 0.1%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	20,000	19,400
Frac Tech Services LLC/Frac Tech Finance,, Inc. Company Guar. Notes 8.13% due 11/15/2018*	25,000	26,188
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	10,000	10,925
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	35,000	36,487
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/2017	5,000	5,734
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	5,527
		104,261
Paper & Related Products — 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*	5,000	5,306
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	53,245
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,588

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
International Paper Co. Senior Notes 7.95% due 06/15/2018	$11,000	$14,157
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,330
International Paper Co. Senior Notes 9.38% due 05/15/2019	29,000	39,855
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/2019	10,000	4,725
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	5,000	6,103
		144,309
Petrochemicals — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*(10)	5,000	5,031
Sawgrass Merger Sub, Inc. Sec. Notes 8.75% due 12/15/2020*	30,000	31,275
		36,306
Pipelines — 0.3%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	30,000	29,625
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	10,000	10,725
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	10,000	10,425
Chesapeake Midstream Partners LP/ CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	22,000	23,320
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 7.13% due 06/01/2022*	10,000	10,600
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	45,000	48,712
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	22,123
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	19,785
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
El Paso Corp. Company Guar. Notes 7.75% due 01/15/2032	$35,000	$39,171
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	85,000	97,217
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/2032	30,000	42,731
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	12,117
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	35,000	40,338
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,841
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	17,139
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	20,406
NGPL PipeCo LLC Senior Sec. Notes 9.63% due 06/01/2019*	10,000	11,200
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	15,000	16,050
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/2018	10,000	12,079
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/2021	15,000	16,035
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	14,000	17,443
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	9,000	11,500
		545,582
Printing-Commercial — 0.0%
Cenveo Corp. Sec. Notes 8.88% due 02/01/2018	35,000	35,000
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	15,000	18,550
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/2018*	20,000	24,674
		43,224

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Protection/Safety — 0.0%
Rural/Metro Corp. Senior Notes 10.13% due 07/15/2019*	$25,000	$25,438
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.50% due 10/01/2020*	10,000	9,988
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	5,000	5,550
		15,538
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	40,000	43,400
Racetracks — 0.1%
Yonkers Racing Corp. Sec. Notes 11.38% due 07/15/2016*	64,000	68,640
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	40,000	41,100
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	30,000	34,500
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	5,000	5,112
		80,712
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	29,728
Corrections Corp. of America Senior Notes 4.13% due 04/01/2020*(10)	10,000	10,188
Corrections Corp. of America Senior Notes 4.63% due 05/01/2023*(10)	5,000	5,119
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/2017	16,000	16,800
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	44,501
Duke Realty LP Senior Notes 6.25% due 05/15/2013	5,000	5,032
Duke Realty LP Senior Notes 6.50% due 01/15/2018	10,000	11,825
Security Description	Principal Amount(13)	Value (Note 2)
Real Estate Investment Trusts (continued)
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023*	$5,000	$5,094
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	40,000	43,400
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/2014	22,000	24,585
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	15,000	15,096
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/2017	20,000	22,437
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,220
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,469
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	15,000	15,712
iStar Financial, Inc. Senior Notes 9.00% due 06/01/2017	20,000	22,350
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	15,000	16,125
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,850
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	16,537
Rayonier, Inc. Company Guar. Notes 3.75% due 04/01/2022	10,000	10,068
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,807
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	15,000	18,369
Vornado Realty LP Senior Notes 4.25% due 04/01/2015	35,000	36,994
Weyerhaeuser Co. Senior Notes 7.13% due 07/15/2023	15,000	18,534
		426,840
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/2020	10,000	10,850

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services (continued)
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/2017	$35,000	$37,669
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	10,000	10,112
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/2019*	10,000	10,950
Realogy Corp. Senior Sec. Notes 9.00% due 01/15/2020*	5,000	5,812
Realogy Corp. Company Guar. Notes 11.50% due 04/15/2017	45,000	47,869
Realogy Corp. Company Guar. Notes 12.38% due 04/15/2015	15,000	15,037
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	5,000	5,638
		143,937
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(10)	50,000	2
Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	15,000	16,294
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023*(10)	10,000	9,975
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	5,000	5,544
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	10,000	11,800
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	45,000	49,580
HDTFS, Inc. Company Guar. Notes 6.25% due 10/15/2022	15,000	16,275
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	10,000	10,550
Hertz Corp. Company Guar. Notes 7.50% due 10/15/2018	15,000	16,556
United Rentals Merger Sub Corp. Company Guar. Notes 9.25% due 12/15/2019	30,000	34,200
Security Description	Principal Amount(13)	Value (Note 2)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018	$10,000	$10,837
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	5,000	5,350
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	20,000	22,350
		209,311
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(5)	10,000	10,738
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	30,000	34,425
		45,163
Resorts/Theme Parks — 0.0%
Cedar Fair LP Company Guar. Notes 5.25% due 03/15/2021*	15,000	14,906
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	5,000	5,600
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	15,000	15,019
		35,525
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/2019	25,000	27,750
Burlington Holdings LLC/ Burlington Holding Finance, Inc. Senior Notes 9.00% due 02/15/2018*(5)	10,000	10,150
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	45,000	50,850
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	20,000	21,200
		109,950
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/2016	20,000	20,925
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	10,000	10,850

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Automobile (continued)
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	$25,000	$28,437
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022*	20,000	20,850
		60,137
Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 1.70% due 12/15/2019	15,000	14,995
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	74,907	97,099
Rite Aid Corp. Sec. Notes 7.50% due 03/01/2017	35,000	36,006
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	10,000	11,300
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	25,000	28,219
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/2017	10,000	10,488
		183,112
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(5)	10,000	10,500
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	30,000	31,350
		41,850
Retail-Jewelry — 0.1%
Claire's Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	5,000	5,125
Claire's Stores, Inc. Sec. Notes 8.88% due 03/15/2019	20,000	21,100
Claire's Stores, Inc. Senior Sec. Notes 9.00% due 03/15/2019*	45,000	50,850
		77,075
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/2020*	20,000	22,144
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	20,000	22,050
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Pet Food & Supplies (continued)
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(5)	$15,000	$15,469
		37,519
Retail-Propane Distribution — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	15,000	15,488
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 9.13% due 10/01/2017	20,000	21,450
Suburban Propane Partners LP/ Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	21,000	23,152
		60,090
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	30,000	30,037
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/2016	13,000	15,104
Macy's Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	5,000	5,274
Macy's Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	5,218
Neiman-Marcus Group, Inc. Senior Notes 7.13% due 06/01/2028	30,000	30,975
		86,608
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/2018	25,000	28,719
Carrols Restaurant Group Inc. Sec. Notes 11.25% due 05/15/2018	5,000	5,631
CKE Holdings, Inc. Senior Notes 10.50% due 03/14/2016*(5)	17,680	18,697
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/2037	45,000	51,955
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	39,594
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	35,000	39,900
Landry's Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	15,000	15,713
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	15,000	16,162

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	$18,000	$23,139
McDonald's Corp. Senior Notes 6.30% due 10/15/2037	22,000	29,735
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	5,000	5,350
		274,595
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp.* Company Guar. Notes 9.25% due 08/01/2019	5,000	5,638
New Academy Finance Co., LLC/ New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(5)	20,000	20,700
		26,338
Retail-Toy Stores — 0.0%
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/2017	55,000	59,194
Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	35,000	38,412
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	40,000	45,750
		84,162
Security Services — 0.0%
ADT Corp. Senior Notes 3.50% due 07/15/2022*	12,000	11,963
ADT Corp. Company Guar. Notes 4.88% due 07/15/2042*	8,000	7,599
		19,562
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/2015	23,000	20,585
Special Purpose Entities — 0.0%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	20,000	21,850
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	35,000	40,600
		62,450
Security Description	Principal Amount(13)	Value (Note 2)
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/2018	$50,000	$54,875
Steel-Producers — 0.0%
Edgen Murray Corp. Senior Sec. Notes 8.75% due 11/01/2020*	15,000	15,563
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	15,000	16,387
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019*	5,000	5,400
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022*	5,000	5,400
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	11,100
		53,850
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	15,000	19,311
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/2040	5,000	5,864
Telecom Services — 0.2%
Clearwire Communications LLC/ Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/2015*	45,000	48,544
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/2018	30,000	34,425
Qwest Corp. Senior Notes 6.75% due 12/01/2021	51,000	58,721
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,200
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/2019	3,000	3,307
SBA Tower Trust Sec. Notes 5.10% due 04/17/2017*	55,000	61,861
West Corp. Company Guar. Notes 7.88% due 01/15/2019	25,000	26,625
West Corp. Company Guar. Notes 8.63% due 10/01/2018	15,000	16,275
		254,958

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	$40,000	$39,100
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*(10)	5,000	4,762
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/2029	25,000	19,250
		63,112
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*(10)	5,000	4,648
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	65,000	76,417
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	50,000	59,977
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	39,600
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	5,000	5,113
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/2017	10,000	10,600
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	5,000	5,200
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	5,000	4,963
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	5,000	5,144
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,400
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	5,000	5,850
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	55,000	62,287
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	10,000	11,475
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020*	20,000	20,950
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	5,000	5,500
Security Description	Principal Amount(13)	Value (Note 2)
Telephone-Integrated (continued)
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	$20,000	$22,300
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/2019	20,000	22,424
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/2022	25,000	33,381
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	135,000	138,037
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/2018	10,000	13,448
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	50,000	68,305
Verizon New England, Inc. Senior Notes 4.75% due 10/01/2013	20,000	20,421
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023*	10,000	9,925
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	20,000	21,800
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	45,000	51,413
Windstream Corp. Company Guar. Notes 8.13% due 08/01/2013	5,000	5,100
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	10,000	10,950
		746,628
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	15,000	16,012
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021*(10)	10,000	9,925
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022*	10,000	10,475
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	27,000
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	33,054
		96,466
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	30,000	34,612

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Theaters (continued)
Carmike Cinemas, Inc. Sec. Notes 7.38% due 05/15/2019	$15,000	$16,463
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	15,000	16,762
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/2019	10,000	11,038
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018	35,000	39,287
		118,162
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	20,000	19,662
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	10,000	13,939
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	11,000	15,308
		48,909
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	31,000	34,333
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	17,064
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/2018	15,000	18,026
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	17,970
CSX Corp. Senior Notes 4.75% due 05/30/2042	10,000	10,383
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	24,450
Union Pacific Railroad Co. 2004 Pass Through Trust Pass Thru Certs. Series 2004-2 5.21% due 09/30/2014*	10,000	10,541
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*(10)	10,000	10,288
		108,722
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	5,000	5,127
Security Description	Principal Amount(13)	Value (Note 2)
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/2018	$45,000	$51,525
Western Express, Inc. Senior Sec. Notes 12.50% due 04/15/2015*	5,000	3,650
		55,175
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/2016	45,000	49,500
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	25,000	27,125
Travelport LLC Company Guar. Notes 9.88% due 09/01/2014	20,000	20,100
Travelport LLC Company Guar. Notes 11.88% due 09/01/2016	10,000	8,500
Travelport LLC/Travelport, Inc. Company Guar. Notes 9.00% due 03/01/2016	16,000	16,060
		121,285
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	20,000	22,200
Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	15,000	15,263
Crown Castle International Corp. Senior Notes 7.13% due 11/01/2019	10,000	10,925
		26,188
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	5,000	5,319
Total U.S. Corporate Bonds & Notes (cost $15,674,048)		16,929,462
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Agricultural Chemicals — 0.0%
Nufarm Australia, Ltd. Company Guar. Notes 6.38% due 10/15/2019*	10,000	10,250
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	107,150
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/2014*	5,000	5,242

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	$10,000	$11,692
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	47,890
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/2021*	60,000	67,046
Santander Issuances S.A Unipersonal Bank Guar. Notes 5.91% due 06/20/2016*	100,000	104,921
		343,941
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	30,000	33,300
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	10,000	10,900
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	25,000	26,750
Cellular Telecom — 0.0%
NII International Telecom Sarl Company Guar. Notes 11.38% due 08/15/2019*	10,000	10,450
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	25,000	31,447
		41,897
Diversified Banking Institutions — 0.0%
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000	46,100
Diversified Financial Services — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016	15,000	16,537
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	5,000	5,187
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	17,250
		22,437
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/2018*	40,000	42,050
Security Description	Principal Amount(13)		Value (Note 2)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		$15,000	$15,712
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*		20,000	21,575
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/2041*		5,000	5,276
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*		15,000	17,078
			101,691
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		86,000	114,257
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/2039*		35,000	45,566
Energy East Corp. Notes 6.75% due 07/15/2036		10,000	10,828
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*		70,000	80,016
			136,410
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019		15,000	15,893
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	35,000	35,853
Gold Mining — 0.1%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*		10,000	10,375
IAMGOLD Corp. Company Guar. Notes 6.75% due 10/01/2020*		25,000	24,062
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*		5,000	5,238
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*		15,000	16,125
			55,800
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021		35,000	39,290

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Machinery-Material Handling — 0.0%
Dematic SA/DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	$25,000	$26,000
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000	22,550
Metal-Copper — 0.0%
Inmet Mining Corp. Company Guar. Notes 7.50% due 06/01/2021*	5,000	5,412
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/2040	35,000	39,145
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023*	15,000	15,300
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	27,598
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023*(10)	20,000	20,450
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019*	25,000	26,500
Shelf Drilling Holdings, Ltd. Senior Sec. Notes 8.63% due 11/01/2018*(10)	20,000	21,200
		95,748
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	60,000	79,516
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000	6,575
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	40,000	45,200
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017	10,000	8,950
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	15,000	15,600
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	20,000	21,300
PetroBakken Energy, Ltd. Senior Notes 8.63% due 02/01/2020*	40,000	40,800
		217,941
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	$10,000	$11,426
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	35,000	40,566
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	10,000	9,791
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000	20,930
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	50,000	53,950
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041(10)	15,000	16,954
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	35,291
		188,908
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/2019*	5,000	5,425
Weatherford International, Ltd./ Bermuda Company Guar. Notes 6.50% due 08/01/2036	9,000	9,667
Weatherford International, Ltd./ Bermuda Company Guar. Notes 9.63% due 03/01/2019	18,000	23,509
		38,601
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	5,500
Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/2067	60,000	64,004
Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Company Guar. Notes 11.25% due 02/04/2017	140,000	149,100
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*	10,000	10,588
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	15,000	16,481
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	25,000	27,812

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Luxembourg SA Senior Notes 7.75% due 06/01/2021*(10)	$45,000	$45,787
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023*(10)	25,000	25,406
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017	81,093	86,121
SES Company Guar. Notes 5.30% due 04/04/2043*(10)	5,000	4,986
		366,281
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	10,000	10,275
ArcelorMittal Senior Notes 10.35% due 06/01/2019	15,000	18,942
		29,217
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/2013	150,000	154,938
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	100,000	106,000
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/2021	21,000	22,526
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,548
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/2014	10,000	10,462
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	10,000	10,762
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/2017	25,000	27,972
		78,270
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	35,000	35,525
Total Foreign Corporate Bonds & Notes (cost $2,346,184)		2,540,646
Security Description	Principal Amount(13)	Value (Note 2)
LOANS(15)(16) — 0.1%
Casino Hotels — 0.0%
Caesars Entertainment Corp. FRS Term B-6 Loan 5.49% due 01/28/2018	$39,919	$37,085
Electric-Integrated — 0.1%
TXU Energy Tranche B-3 Term Loan 4.74% due 10/10/2017	90,398	64,409
Total Loans (cost $118,897)		101,494
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	33,958
Ohio State University Revenue Bonds 4.91% due 06/01/2040	15,000	17,178
State of California General Obligations Bonds 7.50% due 04/01/2034	30,000	41,755
State of Illinois General Obligation Bonds 4.07% due 01/01/2014	35,000	35,758
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	10,000	10,506
Total Municipal Bonds & Notes (cost $115,206)		139,155
U.S. GOVERNMENT AGENCIES — 1.3%
Federal Home Loan Mtg. Corp. — 0.2%
5.50% due 04/01/2020	71,911	77,787
5.50% due 06/01/2035	14,782	16,120
7.50% due 10/01/2029	12,529	15,007
Federal Home Loan Mtg. Corp., REMIC Series 2990, Class LB 16.43% due 06/15/2034(7)(8)	38,487	53,888
Series 3065, Class DC 19.25% due 03/15/2035(7)(8)	49,571	79,932
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS Series T-51, Class 1AIO 0.00% due 09/25/2043(3)(8)	74,367	0
Series T-56, Class 2IO 0.13% due 05/25/2043(2)(3)(8)	130,660	403
Series T-56, Class 1IO 0.22% due 05/25/2043(2)(3)(8)	142,071	1,066
Series T-56, Class 3IO 0.42% due 05/25/2043(2)(3)(8)	110,670	1,448
Series T-56, Class AIO 0.52% due 05/25/2043(3)(8)	226,707	3,680
		249,331
Federal National Mtg. Assoc. — 1.1%
3.00% due April TBA	1,000,000	1,028,750
4.00% due 05/01/2019	207,441	222,534
4.00% due 09/01/2020	25,863	27,761
4.50% due 04/01/2018	9,012	9,718

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 03/01/2020	$12,803	$13,798
4.50% due 04/01/2020	19,889	21,436
4.50% due 09/01/2020	15,026	16,194
4.50% due 11/01/2020	12,788	13,782
5.00% due 03/01/2021	5,110	5,518
5.50% due 03/01/2018	8,889	9,555
6.00% due 06/01/2036	7,555	8,358
6.50% due 01/01/2036	1,780	2,067
6.50% due 06/01/2036	65,825	73,902
6.50% due 07/01/2036	18,900	21,300
6.50% due 09/01/2036	69,042	76,990
6.50% due 11/01/2036	34,803	39,880
7.00% due 06/01/2033	13,914	16,590
7.00% due 04/01/2035	17,325	20,636
7.50% due 04/01/2024	15,971	18,682
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 19.64% due 08/25/2035(7)(8)	28,810	41,769
Series 2005-122, Class SE 22.39% due 11/25/2035(7)(8)	30,866	46,626
Series 3072, Class SM 23.05% due 11/15/2035(7)(8)	38,862	59,696
Series 2006-8, Class HP 23.82% due 03/25/2036(7)(8)	40,040	66,165
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.40% due 10/25/2041(3)(8)	200,721	3,011
		1,864,718
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	55,196	63,559
6.50% due 09/20/2037	13,637	15,705
		79,264
Total U.S. Government Agencies (cost $2,093,529)		2,193,313
U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Notes 2.38% due 08/31/2014 (cost $1,593,872)	1,550,000	1,597,287
EXCHANGE-TRADED FUNDS — 0.8%
SPDR S&P 500 ETF Trust, Series 1 (cost $1,477,495)	9,630	1,507,576
EQUITY CERTIFICATES — 0.3%
Automobile — 0.0%
UBS AG - Maruti Suzuki India, Ltd.(10)	1,875	44,090
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd.(10)	16,837	83,173
Banks-Commercial — 0.1%
UBS AG - Apollo Tyres, Ltd.(10)	5,110	74,561
UBS AG - ICICI Bank, Ltd.(10)	1,957	37,542
UBS AG - Jammu & Kashmir Bank, Ltd.(10)	2,211	48,359
		160,462
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Electric-Transmission — 0.0%
UBS AG - Power Grid Corp.(10)	23,146	$44,945
Finance-Mortgage Loan/Banker — 0.0%
UBS AG - Housing Development Finance Corp.(10)	2,142	32,483
Oil Companies-Exploration & Production — 0.1%
UBS AG - Cairne India, Ltd.(10)	9,515	47,579
Pharmacy Services — 0.0%
UBS AG - Glenmark Pharmacy(10)	4,684	39,795
Transport-Services — 0.0%
UBS AG - Jaypee Infratech. Ltd.(10)	38,946	28,378
Total Equity Certificates (cost $514,697)		480,905
WARRANTS† — 0.0%
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $1.70)(1)(10) (cost $1,115)	6,345	122
Total Long-Term Investment Securities (cost $133,075,299)		153,185,418
SHORT-TERM INVESTMENT SECURITIES — 4.2%
U.S. Government Treasuries — 4.2%
United States Treasury Bills 0.11% due 04/25/2013(12)	$5,000,000	4,999,627
0.16% due 10/17/2013(12)	2,025,000	2,023,937
Total Short-Term Investment Securities (cost $7,022,892)		7,023,564
REPURCHASE AGREEMENT — 4.8%
Agreement with Bank of America, bearing interest at 0.11%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $7,968,097 and collateralized by $8,046,000 of United States Treasury Notes, bearing interest at 1.50% due 12/31/2013 and having an approximate value of $8,156,230 (cost $7,968,000)	7,968,000	7,968,000
TOTAL INVESTMENTS (cost $148,066,191)(9)	100.4%	168,176,982
Liabilities in excess of other assets	(0.4)	(688,559)
NET ASSETS	100.0%	$167,488,423

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $5,732,247 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

(2)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(3)  Interest Only

(4)  Commercial Mortgage Backed Security

(5)  PIK ("Payment in Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(6)  Security in default

(7)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2013.

(8)  Collateralized Mortgage Obligation

(9)  See Note 4 for cost of investments on a tax basis.

(10)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $1,404,835 representing 0.8% of net assets.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2013, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Par	Acquisition Cost	Value	Value per Share	% of Net Assets
Deepocean Group(Shell) Common Stock	1/5/2010	1,109	$23,882	$16,635	$15.00	0.01%
Milagro Oil & Gas 10.5% due 05/15/2016	5/4/2011	30,000	29,443	23,400	0.78	0.01
				$40,035		0.00%

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  Company has filed for Chapter 11 bankruptcy protection.

(15)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(16)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

ADR — American Depository Receipt

BATS — Better Alternative Trading System

CAD — Canadian Dollar

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euronext Stock Exchange, Amsterdam

ESE — Equiduct

GSET — Goldman Sachs Electronic Trading

JSE — Johannesburg Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

SDR — Swedish Depository Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at March 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
25	Long	Australian 10 YR Bonds	June 2013	$3,122,840	$3,164,365	$41,525
104	Long	Euro Stoxx 50	June 2013	3,419,050	3,405,198	(13,852)
103	Short	Euro Stoxx 50	June 2013	3,492,604	3,372,456	120,148
17	Long	FTSE 100 Index	June 2013	1,641,908	1,640,504	(1,404)
30	Short	FTSE 100 Index	June 2013	2,935,577	2,895,008	40,569
17	Long	LIF Long Gilt	June 2013	2,944,299	3,068,164	123,865
10	Long	Mini MSCI EAFE Index	June 2013	836,567	829,600	(6,967)
8	Short	MSCI Singapore Index	April 2013	478,200	480,780	(2,580)
51	Short	Nasdaq 100 E-Mini Index	June 2013	2,839,341	2,867,220	(27,879)
58	Short	OMXS 30 Index	April 2013	1,057,637	1,057,859	(222)
48	Long	Russell 2000 Mini Index	June 2013	4,507,868	4,554,720	46,852
21	Short	Russell 2000 Mini Index	June 2013	1,941,345	1,992,690	(51,345)
137	Short	S&P 500 E-Mini Index	June 2013	10,660,641	10,704,495	(43,854)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
256	Long	S&P 500 E-Mini Index	June 2013	$19,611,520	$20,002,560	$391,040
20	Long	S&P 60 TSX Index	June 2013	2,852,305	2,864,891	12,586
65	Long	S&P Mid 400 E-Mini Index	June 2013	7,238,874	7,481,500	242,626
29	Short	S&P Mid 400 E-Mini Index	June 2013	3,246,841	3,337,900	(91,059)
18	Short	SPI 200	June 2013	2,373,445	2,326,568	46,877
26	Long	TOPIX Index	June 2013	2,421,563	2,536,154	114,591
33	Short	TOPIX Index	June 2013	3,158,561	3,308,027	(149,466)
6	Long	U.S. Treasury 2 YR Notes	June 2013	1,322,813	1,322,719	(94)
42	Short	U.S. Treasury 2 YR Notes	June 2013	9,259,687	9,259,031	656
36	Long	U.S. Treasury 5 YR Notes	June 2013	4,461,508	4,465,969	4,461
51	Short	U.S. Treasury 5 YR Notes	June 2013	6,320,414	6,326,789	(6,375)
64	Long	U.S. Treasury 10 YR Notes	June 2013	8,434,500	8,447,000	12,500
62	Short	U.S. Treasury 10 YR Notes	June 2013	8,170,922	8,183,031	(12,109)
11	Long	U.S. Treasury Long Bonds	June 2013	1,585,289	1,589,156	3,867
1	Long	U.S. Ultra Bonds	June 2013	158,680	157,594	(1,086)
						$793,871

Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation (Depreciation)
Citibank N.A.	$7,751	02/13/14	(3 Month USD LIBOR-BBA plus 10 bps)	Citibank U.S. Equity Custom Basket	$386,312
Citibank N.A.	6,740	02/13/14	3 Month USD LIBOR-BBA minus 15 bps	Russell 1000 Index Total Return	(239,301)
Net Unrealized Appreciation (Depreciation).					$147,011

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 2.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	3,360,800	USD	4,364,133	06/19/2013	$53,703	$—
	SEK	6,699,300	USD	1,033,938	06/19/2013	7,565	—
	USD	519,426	EUR	403,800	06/19/2013	—	(1,528)
						61,268	(1,528)
Barclays Bank PLC	CHF	895,500	USD	949,134	06/19/2013	4,874	—
	USD	212,162	HKD	1,644,300	05/15/2013	—	(292)
	USD	497,327	EUR	382,400	06/19/2013	—	(6,875)
	USD	1,380,632	GBP	919,900	06/19/2013	16,551	—
	USD	19,085	SEK	123,500	06/19/2013	—	(164)
						21,425	(7,331)
Citibank N.A.	CAD	244,400	USD	244,346	04/17/2013	3,842	—
	SGD	5,500	USD	4,443	05/15/2013	8	—
	USD	94,744	DKK	542,300	06/19/2013	—	(1,405)
						3,850	(1,405)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	USD	619,144	ZAR	5,529,200	04/17/2013	$—	$(18,974)
	USD	440,043	JPY	40,670,100	05/15/2013	—	(7,878)
	USD	1,238,877	CHF	1,168,800	06/19/2013	—	(6,436)
	USD	990,706	EUR	761,800	06/19/2013	—	(13,651)
	USD	1,038,404	GBP	691,900	06/19/2013	12,484	—
	USD	134,615	NOK	780,100	06/19/2013	—	(1,454)
						12,484	(48,393)
Deutsche Bank AG	USD	1,195,669	EUR	919,300	06/19/2013	—	(16,611)
Goldman Sachs International	JPY	103,642,900	USD	1,121,403	05/15/2013	20,083	—
	USD	1,067,996	EUR	821,700	06/19/2013	—	(14,116)
						20,083	(14,116)
HSBC Bank USA, N.A.	AUD	41,700	USD	43,209	04/17/2013	—	(161)
	GBP	1,018,800	USD	1,528,577	06/19/2013	—	(18,820)
	USD	66,668	CAD	68,600	04/17/2013	839	—
	USD	280,180	JPY	25,897,000	05/15/2013	—	(4,995)
	USD	425,240	EUR	327,100	06/19/2013	—	(5,714)
						839	(29,690)
JPMorgan Chase Bank	USD	815,546	GBP	543,400	06/19/2013	9,793	—
	USD	1,171,760	SEK	7,585,900	06/19/2013	—	(9,555)
						9,793	(9,555)
Royal Bank of Scotland PLC	USD	648,437	JPY	59,926,600	05/15/2013	—	(11,651)
State Street Bank & Trust Co.	CAD	296,300	USD	296,247	04/17/2013	4,669	—
	GBP	166,400	USD	249,672	06/19/2013	—	(3,064)
	USD	11,846	ILS	43,900	04/17/2013	216	—
	USD	655,146	EUR	503,900	06/19/2013	—	(8,863)
						4,885	(11,927)
UBS AG	GBP	1,354,400	USD	2,032,298	06/19/2013	—	(24,823)
	USD	188,736	CHF	178,100	06/19/2013	—	(938)
	USD	1,491,092	EUR	1,146,800	06/19/2013	—	(20,252)
	USD	659,423	GBP	435,300	06/19/2013	1,729	—
						1,729	(46,013)
Westpac Banking Corp.	EUR	1,521,300	USD	1,978,580	06/19/2013	27,421	—
Net Unrealized Appreciation(Depreciation)						$163,777	$(198,220)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South Afican Rand

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Advertising Services	$68,857	$—	$0	$68,857
Agricultural Operations	127,430	—	644	128,074
Banks-Commercial	4,252,089	—	0	4,252,089
Casino Hotels	549,227	—	48	549,275
Industrial Automated/Robotic	293,590	—	16,635	310,225
Machinery-Construction & Mining	133,315	12,845	—	146,160
Medical-Drugs	6,818,240	49,718	—	6,867,958
Oil Refining & Marketing	1,739,910	—	0	1,739,910
Real Estate Investment Trusts	4,153,945	—	0	4,153,945
Other Industries*	107,402,133	—	—	107,402,133
Convertible Preferred Stock:
Auto-Cars/Light Trucks	30,187	—	—	30,187
Finance-Investment Banker/Broker	—	0	—	0
Preferred Stock
Diversified Banking Institutions	—	32,635	—	32,635
Other Industries*	458,327	—	—	458,327
Asset Backed Securities	—	1,473,045	—	1,473,045
Convertible Bonds & Notes	—	82,638	—	82,638
U.S. Corporate Bonds & Notes:
Electric-Generation	—	175,788	20,052	195,840
Recycling	—	—	2	2
Other Industries*		16,733,620	—	16,733,620
Foreign Corporate Bonds & Notes	—	2,540,646	—	2,540,646
Loans	—	101,494	—	101,494
Municipal Bonds & Notes	—	139,155	—	139,155
U.S. Government Agencies	—	2,193,313	—	2,193,313
U.S. Government Treasuries	—	1,597,287	—	1,597,287
Exchange-Traded Funds	1,507,576	—	—	1,507,576
Equity Certificates	—	480,905	—	480,905
Warrants	—	—	122	122
Short-Term Investment Securities:
U.S. Government Treasuries	—	7,023,564	—	7,023,564
Repurchase Agreement	—	7,968,000	—	7,968,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	1,202,163	—	—	1,202,163
Total Return Swaps-Appreciation	—	386,312	—	386,312
Open Forward Currency Contracts-Appreciation	—	163,777	—	163,777
Total	$128,736,989	$41,154,742	$37,503	$169,929,234
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$408,292	$—	$—	$408,292
Total Return Swaps-Depreciation	—	239,301	—	239,301
Open Forward Currency Contracts-Depreciation	—	198,220	—	198,220
Total	$408,292	$437,521	$—	$845,813

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
E-Commerce/Products	7.5%
Web Portals/ISP	6.1
Medical-Biomedical/Gene	5.1
Finance-Credit Card	3.5
Commercial Services-Finance	3.4
Oil Companies-Exploration & Production	3.4
Wireless Equipment	2.8
E-Commerce/Services	2.7
Semiconductor Components-Integrated Circuits	2.4
Retail-Restaurants	2.3
Applications Software	2.3
Diversified Manufacturing Operations	2.3
Distribution/Wholesale	2.2
Transport-Rail	2.2
Retail-Building Products	2.1
Real Estate Investment Trusts	2.1
Computer Services	2.0
Computers	1.9
Medical-Drugs	1.9
Investment Management/Advisor Services	1.8
Metal Processors & Fabrication	1.6
Industrial Gases	1.6
Transport-Services	1.4
Retail-Apparel/Shoe	1.3
Casino Hotels	1.3
Electronic Components-Semiconductors	1.2
Medical-Wholesale Drug Distribution	1.2
Machinery-General Industrial	1.2
Hotels/Motels	1.1
Retail-Drug Store	1.1
Cosmetics & Toiletries	1.1
Coatings/Paint	1.1
Retail-Discount	1.0
Building-Residential/Commercial	1.0
Internet Content-Information/News	1.0
Multimedia	1.0
Registered Investment Companies	0.9
Beverages-Non-alcoholic	0.9
Retail-Auto Parts	0.9
Medical Products	0.8
Food-Retail	0.8
Apparel Manufacturers	0.7
Pharmacy Services	0.7
Oil-Field Services	0.7
Oil Companies-Integrated	0.7
Oil Field Machinery & Equipment	0.7
Chemicals-Specialty	0.7
Retail-Automobile	0.6
Pipelines	0.6
Telecommunication Equipment	0.6
Aerospace/Defense	0.6
Internet Content-Entertainment	0.6
Athletic Footwear	0.5
Medical-HMO	0.5
Transport-Truck	0.5
Therapeutics	0.5
Tobacco	0.5
Cruise Lines	0.5
Broadcast Services/Program	0.4
Food-Misc./Diversified	0.4
Medical Instruments	0.4%
Retail-Gardening Products	0.4
Airlines	0.4
Computer Software	0.4
Brewery	0.4
Data Processing/Management	0.4
Diagnostic Kits	0.4
Finance-Other Services	0.4
Banks-Super Regional	0.3
Diversified Banking Institutions	0.3
Motorcycle/Motor Scooter	0.3
Computer Aided Design	0.3
Beverages-Wine/Spirits	0.3
Medical-Hospitals	0.3
Electronic Measurement Instruments	0.3
Cable/Satellite TV	0.3
Internet Application Software	0.2
Coffee	0.1
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 99.3%
Aerospace/Defense — 0.6%
Boeing Co.	15,800	$1,356,430
Airlines — 0.4%
United Continental Holdings, Inc.†	28,500	912,285
Apparel Manufacturers — 0.7%
Prada SpA	91,600	925,651
Ralph Lauren Corp.	4,000	677,240
		1,602,891
Applications Software — 2.3%
NetSuite, Inc.†	5,400	432,324
Nuance Communications, Inc.†	23,400	472,212
Red Hat, Inc.†	32,200	1,628,032
Salesforce.com, Inc.†	14,800	2,646,684
		5,179,252
Athletic Footwear — 0.5%
NIKE, Inc., Class B	20,800	1,227,408
Banks-Super Regional — 0.3%
US Bancorp	22,200	753,246
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	31,600	1,277,904
Monster Beverage Corp.†	16,500	787,710
		2,065,614
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA	5,597	697,516
Brewery — 0.4%
Anheuser-Busch InBev NV	9,056	896,857
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	2,800	220,472
Discovery Communications, Inc., Class C†	10,700	744,078
		964,550
Building-Residential/Commercial — 1.0%
D.R. Horton, Inc.	48,700	1,183,410
Lennar Corp., Class A	26,800	1,111,664
		2,295,074
Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	5,800	604,244
Casino Hotels — 1.3%
Las Vegas Sands Corp.	45,200	2,547,020
MGM Resorts International†	19,200	252,480
		2,799,500
Chemicals-Specialty — 0.7%
Ecolab, Inc.	18,600	1,491,348
Coatings/Paint — 1.1%
Sherwin-Williams Co.	14,000	2,364,460
Coffee — 0.1%
Green Mountain Coffee Roasters, Inc.†	4,600	261,096
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 3.4%
Alliance Data Systems Corp.†	4,800	$777,072
Mastercard, Inc., Class A	12,700	6,872,351
		7,649,423
Computer Aided Design — 0.3%
Autodesk, Inc.†	17,200	709,328
Computer Services — 2.0%
Accenture PLC, Class A	30,700	2,332,279
Cognizant Technology Solutions Corp., Class A†	18,700	1,432,607
IHS, Inc., Class A†	6,900	722,568
		4,487,454
Computer Software — 0.4%
Akamai Technologies, Inc.†	25,600	903,424
Computers — 1.9%
Apple, Inc.	9,500	4,204,985
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	9,100	1,074,073
Procter & Gamble Co.	17,100	1,317,726
		2,391,799
Cruise Lines — 0.5%
Carnival PLC	30,387	1,063,792
Data Processing/Management — 0.4%
Fiserv, Inc.†	9,800	860,734
Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	9,100	840,749
Distribution/Wholesale — 2.2%
Fastenal Co.	59,900	3,075,865
Fossil, Inc.†	13,900	1,342,740
WW Grainger, Inc.	2,700	607,446
		5,026,051
Diversified Banking Institutions — 0.3%
JPMorgan Chase & Co.	15,700	745,122
Diversified Manufacturing Operations — 2.3%
Danaher Corp.	83,300	5,177,095
E-Commerce/Products — 7.5%
Amazon.com, Inc.†	37,300	9,940,077
eBay, Inc.†	101,900	5,525,018
Netflix, Inc.†	6,900	1,306,929
		16,772,024
E-Commerce/Services — 2.7%
priceline.com, Inc.†	7,300	5,021,889
TripAdvisor, Inc.†	20,700	1,087,164
		6,109,053
Electronic Components-Semiconductors — 1.2%
Broadcom Corp., Class A	35,300	1,223,851
Samsung Electronics Co., Ltd.	1,150	1,562,514
		2,786,365
Electronic Measurement Instruments — 0.3%
Trimble Navigation, Ltd.†	20,600	617,176

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Credit Card — 3.5%
American Express Co.	44,300	$2,988,478
Visa, Inc., Class A	28,400	4,823,456
		7,811,934
Finance-Other Services — 0.4%
IntercontinentalExchange, Inc.†	4,800	782,736
Food-Misc./Diversified — 0.4%
Nestle SA	13,135	950,177
Food-Retail — 0.8%
Whole Foods Market, Inc.	20,100	1,743,675
Hotels/Motels — 1.1%
Marriott International, Inc., Class A	22,342	943,503
Starwood Hotels & Resorts Worldwide, Inc.	24,300	1,548,639
		2,492,142
Industrial Gases — 1.6%
Praxair, Inc.	32,200	3,591,588
Internet Application Software — 0.2%
Tencent Holdings, Ltd.	16,900	537,268
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	49,685	1,270,942
Internet Content-Information/News — 1.0%
LinkedIn Corp., Class A†	12,200	2,147,932
Investment Management/Advisor Services — 1.8%
Franklin Resources, Inc.	14,800	2,231,988
Invesco, Ltd.	62,400	1,807,104
		4,039,092
Machinery-General Industrial — 1.2%
Babcock & Wilcox Co.	12,550	356,545
Roper Industries, Inc.	18,500	2,355,235
		2,711,780
Medical Instruments — 0.4%
Edwards Lifesciences Corp.†	11,500	944,840
Medical Products — 0.8%
Baxter International, Inc.	11,000	799,040
Stryker Corp.	15,000	978,600
		1,777,640
Medical-Biomedical/Gene — 5.1%
Alexion Pharmaceuticals, Inc.†	14,000	1,289,960
Biogen Idec, Inc.†	14,100	2,720,031
Celgene Corp.†	17,200	1,993,652
Gilead Sciences, Inc.†	95,200	4,658,136
Regeneron Pharmaceuticals, Inc.†	4,500	793,800
		11,455,579
Medical-Drugs — 1.9%
Allergan, Inc.	10,900	1,216,767
Novo Nordisk A/S, Class B	6,951	1,129,544
Valeant Pharmaceuticals International, Inc.†	22,100	1,657,942
Zoetis, Inc.†	4,500	150,300
		4,154,553
Security Description	Shares	Value (Note 2)
Medical-HMO — 0.5%
UnitedHealth Group, Inc.	21,100	$1,207,131
Medical-Hospitals — 0.3%
HCA Holdings, Inc.	16,400	666,332
Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	25,800	2,785,368
Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	19,300	3,659,666
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	13,700	730,210
Multimedia — 1.0%
News Corp., Class A	25,500	778,260
Walt Disney Co.	24,000	1,363,200
		2,141,460
Oil Companies-Exploration & Production — 3.4%
Cabot Oil & Gas Corp.	8,100	547,641
Cimarex Energy Co.	8,900	671,416
EOG Resources, Inc.	13,300	1,703,331
EQT Corp.	17,100	1,158,525
Pioneer Natural Resources Co.	11,600	1,441,300
Range Resources Corp.	26,100	2,115,144
		7,637,357
Oil Companies-Integrated — 0.7%
Phillips 66	21,700	1,518,349
Oil Field Machinery & Equipment — 0.7%
FMC Technologies, Inc.†	27,600	1,501,164
Oil-Field Services — 0.7%
Schlumberger, Ltd.	20,400	1,527,756
Pharmacy Services — 0.7%
Catamaran Corp.†	20,352	1,079,267
Express Scripts Holding Co.†	8,900	513,085
		1,592,352
Pipelines — 0.6%
Williams Cos., Inc.	37,300	1,397,258
Real Estate Investment Trusts — 2.1%
American Tower Corp.	60,300	4,638,276
Retail-Apparel/Shoe — 1.3%
Lululemon Athletica, Inc.†	17,300	1,078,655
PVH Corp.	6,500	694,265
Ross Stores, Inc.	17,700	1,072,974
		2,845,894
Retail-Auto Parts — 0.9%
AutoZone, Inc.†	4,900	1,944,173
Retail-Automobile — 0.6%
CarMax, Inc.†	34,300	1,430,310
Retail-Building Products — 2.1%
Home Depot, Inc.	48,600	3,391,308
Lowe's Cos., Inc.	33,100	1,255,152
		4,646,460
Retail-Discount — 1.0%
Costco Wholesale Corp.	16,100	1,708,371
Dollar Tree, Inc.†	12,700	615,061
		2,323,432

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Drug Store — 1.1%
CVS Caremark Corp.	43,800	$2,408,562
Retail-Gardening Products — 0.4%
Tractor Supply Co.	9,000	937,170
Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	6,000	1,955,220
Starbucks Corp.	49,700	2,830,912
Yum! Brands, Inc.	5,900	424,446
		5,210,578
Semiconductor Components-Integrated Circuits — 2.4%
QUALCOMM, Inc.	79,900	5,349,305
Telecommunication Equipment — 0.6%
Juniper Networks, Inc.†	75,200	1,394,208
Therapeutics — 0.5%
Onyx Pharmaceuticals, Inc.†	5,900	524,274
Pharmacyclics, Inc.†	7,600	611,116
		1,135,390
Tobacco — 0.5%
Philip Morris International, Inc.	11,800	1,093,978
Transport-Rail — 2.2%
Kansas City Southern	25,200	2,794,680
Union Pacific Corp.	14,800	2,107,666
		4,902,346
Transport-Services — 1.4%
FedEx Corp.	14,000	1,374,800
United Parcel Service, Inc., Class B	19,200	1,649,280
		3,024,080
Transport-Truck — 0.5%
J.B. Hunt Transport Services, Inc.	15,800	1,176,786
Web Portals/ISP — 5.9%
Baidu, Inc. ADR†	11,500	1,008,550
Google, Inc., Class A†	15,200	12,069,256
Twitter, Inc.†(1)(2)(3)	6,539	107,109
		13,184,915
Wireless Equipment — 2.8%
Crown Castle International Corp.†	83,800	5,835,832
SBA Communications Corp., Class A†	7,300	525,746
		6,361,578
Total Common Stock (cost $172,737,423)		222,600,067
CONVERTIBLE PREFERRED STOCK — 0.2%
E-Commerce/Services — 0.0%
Living Social, Inc.†(1)(2)(3)	11,949	13,383
Security Description	Shares	Value (Note 2)
Web Portals/ISP — 0.2%
Twitter, Inc., Series A†(1)(2)(3)	17	$278
Twitter, Inc., Series B†(1)(2)(3)	4,311	70,614
Twitter, Inc., Series C†(1)(2)(3)	1,165	19,083
Twitter, Inc., Series D†(1)(2)(3)	2,510	41,114
Twitter, Inc., Series F†(1)(2)(3)	729	11,941
Twitter, Inc., Series G2†(1)(2)(3)	10,689	175,086
		318,116
Total Convertible Preferred Stock (cost $403,893)		331,499
Total Long-Term Investment Securities (cost $173,141,316)		222,931,566
SHORT TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
T. Rowe Price Reserve Investment Fund (cost $2,063,266)	2,063,266	2,063,266
TOTAL INVESTMENTS (cost $175,204,582)(4)	100.4%	224,994,832
Liabilities in excess of other assets	(0.4)	(787,661)
NET ASSETS	100.0%	$224,207,171

†  Non-income producing security

(1)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $438,608 representing 0.2% of net assets.

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

securities for which secondary markets exist. As of March 31, 2013, the Stock Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Living Social, Inc., Class F Convertible Preferred Stock	11/18/2011	11,949	$91,888	$13,383	$1.12	0.01%
Twitter, Inc., Common Stock	09/13/2011	6,539	105,236	107,109	16.38	0.04
Twitter, Inc., Series A Convertible Preferred Stock	09/13/2011	17	273	278	16.35	0.00
Twitter, Inc., Series B Convertible Preferred Stock	09/13/2011	265	4,265
	03/30/2012	4,046	64,736
		4,311	69,001	70,614	16.38	0.03
Twitter, Inc., Series C Convertible Preferred Stock	09/13/2011	68	1,094
	03/30/2012	1,097	17,552
		1,165	18,646	19,083	16.38	0.01
Twitter, Inc., Series D Convertible Preferred Stock	09/13/2011	2,510	40,395	41,114	16.38	0.02
Twitter, Inc., Series F Convertible Preferred Stock	03/30/2012	729	11,664	11,941	16.38	0.01
Twitter, Inc., Series G2 Convertible Preferred Stock	07/28/2011	10,689	172,025	175,086	16.38	0.08
				$438,608		0.20%

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$16,772,024	$—	$—	$16,772,024
Medical-Biomedical/Gene	11,455,579	—	—	11,455,579
Web Portals/ISP	13,077,806	—	107,109	13,184,915
Other Industries*	181,187,549	—	—	181,187,549
Convertible Preferred Stock:	—	—	331,499	331,499
Short-Term Investment Securities:
Registered Investment Companies	2,063,266	—	—	2,063,266
Total	$224,556,224	$—	$438,608	$224,994,832

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 3/31/2012	$1,406,106	$374,400
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	2,485	7,380
Change in unrealized depreciation(1)	(181,389)	(50,281)
Net purchases	—	—
Net sales	(1,120,093)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/2013	$107,109	$331,499

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at March 31, 2013 includes:

Common Stock	Convertible Preferred Stock
$2,485	$(42,901)

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Computers	6.8%
Medical-Biomedical/Gene	6.6
Medical-Drugs	4.5
E-Commerce/Products	4.0
Time Deposits	4.0
Multimedia	3.7
Web Portals/ISP	2.5
Retail-Apparel/Shoe	2.4
Wireless Equipment	2.3
Semiconductor Components-Integrated Circuits	2.1
Beverages-Non-alcoholic	2.1
Oil-Field Services	2.0
Real Estate Investment Trusts	2.0
Pharmacy Services	1.9
Transport-Services	1.8
Athletic Footwear	1.7
Retail-Discount	1.6
Finance-Credit Card	1.6
Enterprise Software/Service	1.6
Retail-Restaurants	1.5
Commercial Services-Finance	1.5
Computers-Memory Devices	1.5
Electronic Components-Semiconductors	1.4
Industrial Automated/Robotic	1.4
Tobacco	1.4
Applications Software	1.3
Cosmetics & Toiletries	1.3
Web Hosting/Design	1.1
Diversified Manufacturing Operations	1.1
Casino Hotels	1.1
Retail-Jewelry	1.1
Metal Processors & Fabrication	1.0
Oil Companies-Integrated	1.0
Beverages-Wine/Spirits	1.0
Repurchase Agreements	1.0
Exchange-Traded Funds	0.9
Finance-Other Services	0.9
Electronic Connectors	0.9
Instruments-Controls	0.9
Insurance-Life/Health	0.8
Industrial Gases	0.8
Computer Services	0.8
Aerospace/Defense	0.8
Cable/Satellite TV	0.8
Electronic Components-Misc.	0.8
Commercial Services	0.7
Agricultural Chemicals	0.7
Retail-Building Products	0.7
Entertainment Software	0.7
Metal-Diversified	0.7
Investment Management/Advisor Services	0.6
Real Estate Management/Services	0.6
Diversified Banking Institutions	0.6
Apparel Manufacturers	0.6
Oil Companies-Exploration & Production	0.6
E-Commerce/Services	0.6
Hotels/Motels	0.5
Electronic Measurement Instruments	0.5
Software Tools	0.5
Banks-Fiduciary	0.5
Chemicals-Specialty	0.4%
Medical Products	0.4
Brewery	0.4
Vitamins & Nutrition Products	0.4
Broadcast Services/Program	0.4
Banks-Super Regional	0.4
Transport-Rail	0.3
Telephone-Integrated	0.3
Medical Instruments	0.3
Networking Products	0.2
Chemicals-Diversified	0.2
Food-Misc./Diversified	0.2
Oil Field Machinery & Equipment	0.2
Retail-Major Department Stores	0.2
Disposable Medical Products	0.2
Medical-Generic Drugs	0.2
Internet Content-Entertainment	0.2
Semiconductor Equipment	0.1
Consumer Products-Misc.	0.1
Distribution/Wholesale	0.1
Instruments-Scientific	0.1
Television	0.1
Retail-Auto Parts	0.1
Machinery-Farming	0.1
Insurance Brokers	0.1
Auto/Truck Parts & Equipment-Original	0.1
Oil Refining & Marketing	0.1
Electronic Forms	0.1
Data Processing/Management	0.1
Building-Residential/Commercial	0.1
Cellular Telecom	0.1
Engines-Internal Combustion	0.1
Electric Products-Misc.	0.1
Banks-Commercial	0.1
Food-Confectionery	0.1
Auto-Heavy Duty Trucks	0.1
Internet Security	0.1
Toys	0.1
Food-Retail	0.1
Coatings/Paint	0.1
Medical Information Systems	0.1
Machinery-General Industrial	0.1
Pipelines	0.1
Advertising Agencies	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 94.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	2,361	$30,764
Omnicom Group, Inc.	1,872	110,261
		141,025
Aerospace/Defense — 0.8%
Boeing Co.	24,268	2,083,408
Lockheed Martin Corp.	1,598	154,239
Rockwell Collins, Inc.	870	54,914
		2,292,561
Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	836	159,149
Monsanto Co.	16,041	1,694,411
Mosaic Co.	3,670	218,769
		2,072,329
Airlines — 0.0%
Southwest Airlines Co.	9,658	130,190
Apparel Manufacturers — 0.6%
Coach, Inc.	3,724	186,163
Prada SpA	119,200	1,204,560
Ralph Lauren Corp.	806	136,464
VF Corp.	1,170	196,267
		1,723,454
Applications Software — 1.3%
Citrix Systems, Inc.†	1,434	103,477
Intuit, Inc.	3,695	242,577
Microsoft Corp.	54,996	1,573,436
Red Hat, Inc.†	2,563	129,585
Salesforce.com, Inc.†	10,353	1,851,427
Verint Systems, Inc.†	8	292
		3,900,794
Athletic Footwear — 1.7%
NIKE, Inc., Class B	81,767	4,825,071
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,688	237,025
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.†	1,534	118,639
Delphi Automotive PLC	3,889	172,672
		291,311
Banks-Commercial — 0.1%
First Horizon National Corp.	1,582	16,896
M&T Bank Corp.	1,071	110,484
Regions Financial Corp.	8,999	73,702
Zions Bancorporation	2,443	61,050
		262,132
Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	7,871	220,309
Northern Trust Corp.	20,837	1,136,867
		1,357,176
Banks-Super Regional — 0.4%
Comerica, Inc.	1,120	40,264
Huntington Bancshares, Inc.	11,168	82,531
KeyCorp	6,250	62,250
US Bancorp	24,716	838,614
		1,023,659
Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	50,838	$2,055,889
Coca-Cola Enterprises, Inc.	2,088	77,089
Dr Pepper Snapple Group, Inc.	2,701	126,812
Monster Beverage Corp.†	1,910	91,183
PepsiCo, Inc.	47,290	3,741,112
		6,092,085
Beverages-Wine/Spirits — 1.0%
Brown-Forman Corp., Class B	2,010	143,514
Constellation Brands, Inc., Class A†	2,022	96,328
Diageo PLC ADR	11,188	1,407,898
Pernod-Ricard SA	8,925	1,112,263
		2,760,003
Brewery — 0.4%
Anheuser-Busch InBev NV	12,391	1,227,137
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	12,660	996,849
Scripps Networks Interactive, Inc., Class A	1,142	73,476
		1,070,325
Building Products-Wood — 0.0%
Masco Corp.	4,730	95,782
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,708	90,105
Lennar Corp., Class A	2,190	90,841
PulteGroup, Inc.†	4,513	91,343
		272,289
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	35,010	1,470,770
DIRECTV†	7,602	430,350
Time Warner Cable, Inc.	3,920	376,555
		2,277,675
Casino Hotels — 1.1%
Las Vegas Sands Corp.	11,818	665,945
MGM Resorts International†	177,240	2,330,706
Wynn Resorts, Ltd.	1,058	132,419
		3,129,070
Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	2,165	23,599
Sprint Nextel Corp.†	39,935	247,996
		271,595
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	6,072	298,500
FMC Corp.	1,826	104,137
PPG Industries, Inc.	1,895	253,816
		656,453
Chemicals-Specialty — 0.4%
Eastman Chemical Co.	2,042	142,675
Ecolab, Inc.	12,545	1,005,858
International Flavors & Fragrances, Inc.	638	48,915
Sigma-Aldrich Corp.	927	72,009
		1,269,457

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,138	$192,197
Commercial Services — 0.7%
Iron Mountain, Inc.	55,587	2,018,364
Quanta Services, Inc.†	2,828	80,824
		2,099,188
Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	3,731	242,590
Equifax, Inc.	1,598	92,029
H&R Block, Inc.	1,583	46,572
Mastercard, Inc., Class A	6,815	3,687,801
Moody's Corp.	2,570	137,032
Paychex, Inc.	2,447	85,816
Total System Services, Inc.	1,023	25,350
		4,317,190
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,937	79,882
Computer Services — 0.8%
Accenture PLC, Class A	5,555	422,013
Cognizant Technology Solutions Corp., Class A†	4,003	306,670
Computer Sciences Corp.	1,262	62,128
International Business Machines Corp.	7,226	1,541,306
		2,332,117
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,359	83,249
Computers — 6.8%
Apple, Inc.	44,416	19,659,854
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,199	128,663
Computers-Memory Devices — 1.5%
EMC Corp.†	124,868	2,983,097
NetApp, Inc.†	34,044	1,162,943
Seagate Technology PLC	4,236	154,868
		4,300,908
Consumer Products-Misc. — 0.1%
Clorox Co.	955	84,546
Kimberly-Clark Corp.	2,982	292,177
		376,723
Containers-Metal/Glass — 0.0%
Ball Corp.	1,982	94,304
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	574	23,167
Sealed Air Corp.	1,265	30,499
		53,666
Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	3,615	426,678
Estee Lauder Cos., Inc., Class A	9,495	607,965
Procter & Gamble Co.	36,882	2,842,127
		3,876,770
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	282	$23,589
Fidelity National Information Services, Inc.	2,722	107,846
Fiserv, Inc.†	1,771	155,547
		286,982
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,156	49,038
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,119	132,702
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	5,075	511,458
Distribution/Wholesale — 0.1%
Fastenal Co.	3,580	183,833
Fossil, Inc.†	708	68,393
WW Grainger, Inc.	500	112,490
		364,716
Diversified Banking Institutions — 0.6%
Bank of America Corp.	143,521	1,748,086
Diversified Manufacturing Operations — 1.1%
3M Co.	4,799	510,182
Danaher Corp.	29,857	1,855,613
Dover Corp.	1,297	94,525
Eaton Corp. PLC	3,062	187,548
Illinois Tool Works, Inc.	5,509	335,718
Ingersoll-Rand PLC	2,120	116,621
Leggett & Platt, Inc.	1,894	63,979
Pentair, Ltd.	1,422	75,011
		3,239,197
E-Commerce/Products — 4.0%
Amazon.com, Inc.†	19,077	5,083,830
eBay, Inc.†	120,375	6,526,732
Netflix, Inc.†	743	140,732
		11,751,294
E-Commerce/Services — 0.6%
Expedia, Inc.	830	49,808
priceline.com, Inc.†	2,190	1,506,567
TripAdvisor, Inc.†	1,460	76,679
		1,633,054
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,310	240,800
Molex, Inc.	955	27,962
		268,762
Electronic Components-Misc. — 0.8%
TE Connectivity, Ltd.	52,139	2,186,188
Electronic Components-Semiconductors — 1.4%
Altera Corp.	2,290	81,226
Broadcom Corp., Class A	6,943	240,714
Intel Corp.	65,604	1,433,447
LSI Corp.†	7,292	49,440
Microchip Technology, Inc.	1,633	60,029
Micron Technology, Inc.†	5,828	58,163
Texas Instruments, Inc.	8,939	317,156
Xilinx, Inc.	47,985	1,831,588
		4,071,763

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Connectors — 0.9%
Amphenol Corp., Class A	33,990	$2,537,353
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,616	287,862
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	33,613	1,410,738
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,342	271,227
Enterprise Software/Service — 1.6%
BMC Software, Inc.†	1,099	50,917
Oracle Corp.	138,581	4,481,709
		4,532,626
Entertainment Software — 0.7%
Activision Blizzard, Inc.	131,724	1,919,219
Filtration/Separation Products — 0.0%
Pall Corp.	781	53,397
Finance-Consumer Loans — 0.0%
SLM Corp.	6,013	123,146
Finance-Credit Card — 1.6%
American Express Co.	45,867	3,094,188
Discover Financial Services	6,571	294,644
Visa, Inc., Class A	6,840	1,161,705
		4,550,537
Finance-Other Services — 0.9%
CME Group, Inc.	20,906	1,283,420
IntercontinentalExchange, Inc.†	8,047	1,312,224
		2,595,644
Food-Confectionery — 0.1%
Hershey Co.	1,991	174,272
J.M. Smucker Co.	740	73,379
		247,651
Food-Misc./Diversified — 0.2%
Campbell Soup Co.	1,236	56,065
General Mills, Inc.	3,859	190,287
H.J. Heinz Co.	2,212	159,861
Kellogg Co.	1,755	113,075
McCormick & Co., Inc.	1,760	129,448
		648,736
Food-Retail — 0.1%
Whole Foods Market, Inc.	2,286	198,310
Gas-Distribution — 0.0%
Sempra Energy	1,501	119,990
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,142	121,258
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,799	99,154
Hotels/Motels — 0.5%
Marriott International, Inc., Class A	28,757	1,214,408
Starwood Hotels & Resorts Worldwide, Inc.	1,567	99,865
Wyndham Worldwide Corp.	1,812	116,838
		1,431,111
Security Description	Shares	Value (Note 2)
Human Resources — 0.0%
Robert Half International, Inc.	1,129	$42,371
Industrial Automated/Robotic — 1.4%
FANUC Corp.	21,300	3,277,097
Rockwell Automation, Inc.	9,042	780,777
		4,057,874
Industrial Gases — 0.8%
Airgas, Inc.	517	51,266
Praxair, Inc.	20,596	2,297,278
		2,348,544
Instruments-Controls — 0.9%
Honeywell International, Inc.	32,684	2,462,739
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,509	50,763
Thermo Fisher Scientific, Inc.	3,226	246,757
Waters Corp.†	695	65,267
		362,787
Insurance Brokers — 0.1%
Aon PLC	2,562	157,563
Marsh & McLennan Cos., Inc.	3,710	140,869
		298,432
Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	2,837	167,355
Prudential PLC	137,781	2,229,591
		2,396,946
Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	17,314	442,892
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,042	92,821
Internet Security — 0.1%
Symantec Corp.†	5,576	137,615
VeriSign, Inc.†	2,024	95,695
		233,310
Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	2,699	198,781
BlackRock, Inc.	1,001	257,137
Franklin Resources, Inc.	1,832	276,284
Invesco, Ltd.	3,802	110,106
T. Rowe Price Group, Inc.	13,025	975,182
		1,817,490
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,390	61,341
Machinery-Farming — 0.1%
Deere & Co.	3,514	302,134
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	1,312	167,031
Machinery-Pumps — 0.0%
Flowserve Corp.	402	67,420
Xylem, Inc.	1,136	31,308
		98,728
Medical Information Systems — 0.1%
Cerner Corp.†	1,942	184,004

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Instruments — 0.3%
Boston Scientific Corp.†	7,742	$60,465
Edwards Lifesciences Corp.†	1,513	124,308
Intuitive Surgical, Inc.†	532	261,313
Medtronic, Inc.	6,573	308,668
		754,754
Medical Products — 0.4%
Baxter International, Inc.	7,241	525,986
Becton, Dickinson and Co.	1,286	122,954
Covidien PLC	3,945	267,629
Stryker Corp.	2,071	135,112
Varian Medical Systems, Inc.†	955	68,760
Zimmer Holdings, Inc.	1,595	119,976
		1,240,417
Medical-Biomedical/Gene — 6.6%
Alexion Pharmaceuticals, Inc.†	2,589	238,550
Amgen, Inc.	9,927	1,017,617
Biogen Idec, Inc.†	3,134	604,580
Celgene Corp.†	92,699	10,744,741
Gilead Sciences, Inc.†	85,329	4,175,148
Life Technologies Corp.†	2,282	147,486
Vertex Pharmaceuticals, Inc.†	41,475	2,280,295
		19,208,417
Medical-Drugs — 4.5%
Abbott Laboratories	59,306	2,094,688
AbbVie, Inc.	20,966	854,994
Allergan, Inc.	11,653	1,300,824
Bristol-Myers Squibb Co.	12,162	500,953
Eli Lilly & Co.	13,241	751,956
Johnson & Johnson	19,651	1,602,146
Merck & Co., Inc.	40,089	1,773,136
Pfizer, Inc.	56,260	1,623,664
Sanofi ADR	34,886	1,781,977
Shire PLC ADR	7,242	661,629
		12,945,967
Medical-Generic Drugs — 0.2%
Actavis, Inc.†	1,696	156,218
Mylan, Inc.†	5,247	151,848
Perrigo Co.	1,172	139,152
		447,218
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	15,439	2,927,543
Metal-Diversified — 0.7%
Turquoise Hill Resources, Ltd.†	297,744	1,893,652
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,799	95,887
Multimedia — 3.7%
News Corp., Class A	234,450	7,155,414
Time Warner, Inc.	12,399	714,430
Viacom, Inc., Class B	29,251	1,800,984
Walt Disney Co.	16,763	952,139
		10,622,967
Security Description	Shares	Value (Note 2)
Networking Products — 0.2%
Cisco Systems, Inc.	33,240	$695,048
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	3,386	296,106
Cabot Oil & Gas Corp.	1,675	113,247
Denbury Resources, Inc.†	4,954	92,392
EOG Resources, Inc.	3,604	461,564
EQT Corp.	919	62,262
Noble Energy, Inc.	2,382	275,502
Pioneer Natural Resources Co.	1,756	218,183
Range Resources Corp.	1,274	103,245
Southwestern Energy Co.†	2,421	90,207
		1,712,708
Oil Companies-Integrated — 1.0%
Exxon Mobil Corp.	32,092	2,891,810
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	1,545	100,734
FMC Technologies, Inc.†	1,451	78,920
National Oilwell Varco, Inc.	6,054	428,320
		607,974
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	2,022	181,171
Tesoro Corp.	1,823	106,737
		287,908
Oil-Field Services — 2.0%
Halliburton Co.	26,489	1,070,421
Schlumberger, Ltd.	64,545	4,833,775
		5,904,196
Pharmacy Services — 1.9%
Express Scripts Holding Co.†	94,837	5,467,353
Pipelines — 0.1%
Williams Cos., Inc.	4,430	165,948
Publishing-Books — 0.0%
McGraw-Hill Cos., Inc.	2,421	126,086
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,402	30,662
Quarrying — 0.0%
Vulcan Materials Co.	1,171	60,541
Real Estate Investment Trusts — 2.0%
American Tower Corp.	50,550	3,888,306
Apartment Investment & Management Co., Class A	1,025	31,426
AvalonBay Communities, Inc.	785	99,436
Boston Properties, Inc.	1,086	109,751
Equity Residential	2,252	123,995
HCP, Inc.	3,368	167,928
Health Care REIT, Inc.	3,460	234,969
Kimco Realty Corp.	2,867	64,221
Plum Creek Timber Co., Inc.	1,141	59,560
Public Storage	1,033	157,346
Simon Property Group, Inc.	2,621	415,586
Ventas, Inc.	2,594	189,881
Vornado Realty Trust	1,123	93,928
Weyerhaeuser Co.	4,557	142,999
		5,779,332

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	69,866	$1,764,116
Retail-Apparel/Shoe — 2.4%
Gap, Inc.	3,943	139,582
L Brands, Inc.	101,676	4,540,850
Lululemon Athletica, Inc.†	7,491	467,064
PVH Corp.	14,818	1,582,711
Ross Stores, Inc.	2,950	178,829
Urban Outfitters, Inc.†	1,452	56,250
		6,965,286
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	482	191,243
O'Reilly Automotive, Inc.†	1,476	151,364
		342,607
Retail-Automobile — 0.0%
AutoNation, Inc.†	231	10,106
CarMax, Inc.†	1,876	78,229
		88,335
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,500	96,630
Retail-Building Products — 0.7%
Home Depot, Inc.	19,832	1,383,877
Lowe's Cos., Inc.	14,723	558,296
		1,942,173
Retail-Discount — 1.6%
Costco Wholesale Corp.	28,154	2,987,421
Dollar General Corp.†	31,198	1,577,995
Dollar Tree, Inc.†	3,014	145,968
Family Dollar Stores, Inc.	1,275	75,289
		4,786,673
Retail-Jewelry — 1.1%
Cie Financiere Richemont SA, Class A	38,181	2,997,349
Tiffany & Co.	775	53,894
		3,051,243
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	1,986	109,687
TJX Cos., Inc.	9,673	452,213
		561,900
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,426	88,555
Retail-Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	4,933	1,607,517
McDonald's Corp.	12,486	1,244,729
Starbucks Corp.	9,939	566,125
Yum! Brands, Inc.	14,725	1,059,317
		4,477,688
Security Services — 0.0%
ADT Corp.	1,848	90,441
Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	2,719	126,406
Linear Technology Corp.	2,067	79,311
QUALCOMM, Inc.	88,504	5,925,343
		6,131,060
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	15,918	$214,575
KLA-Tencor Corp.	2,204	116,239
Lam Research Corp.†	1,270	52,654
Teradyne, Inc.†	2,524	40,939
		424,407
Software Tools — 0.5%
VMware, Inc., Class A†	17,642	1,391,601
Steel-Producers — 0.0%
Nucor Corp.	2,023	93,361
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	3,119	41,701
Telecommunication Equipment — 0.0%
Harris Corp.	823	38,138
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	17,819	875,804
Television — 0.1%
CBS Corp., Class B	7,761	362,361
Tobacco — 1.4%
Altria Group, Inc.	15,196	522,590
Lorillard, Inc.	5,032	203,041
Philip Morris International, Inc.	34,218	3,172,351
Reynolds American, Inc.	2,006	89,247
		3,987,229
Tools-Hand Held — 0.0%
Snap-on, Inc.	773	63,927
Toys — 0.1%
Mattel, Inc.	4,570	200,120
Transport-Rail — 0.3%
Union Pacific Corp.	6,225	886,502
Transport-Services — 1.8%
C.H. Robinson Worldwide, Inc.	1,089	64,752
Expeditors International of Washington, Inc.	1,287	45,958
FedEx Corp.	11,614	1,140,495
United Parcel Service, Inc., Class B	46,931	4,031,373
		5,282,578
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	14,018	1,085,694
Web Hosting/Design — 1.1%
Equinix, Inc.†	8,059	1,743,242
Rackspace Hosting, Inc.†	30,279	1,528,484
		3,271,726
Web Portals/ISP — 2.5%
Google, Inc., Class A†	8,944	7,101,804
Yahoo!, Inc.†	12,855	302,478
		7,404,282
Wireless Equipment — 2.3%
Crown Castle International Corp.†	93,905	6,539,544
Total Common Stock (cost $200,277,096)		273,936,022

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Growth Index Fund (cost $2,507,985)	32,562	$2,682,458
Total Long-Term Investment Securities (cost $202,785,081)		276,618,480
SHORT-TERM INVESTMENT SECURITIES — 4.0%
Time Deposits — 4.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2013	$11,594,000	11,594,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 06/06/2013(1)	55,000	54,994
Total Short-Term Investment Securities (cost $11,648,992)		11,648,994
REPURCHASE AGREEMENTS — 1.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	814,000	814,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $1,905,002 and collateralized by $1,885,000 of United States Treasury Notes, bearing interest at 1.38%, due 11/30/2015 and having an approximate value of $1,945,535	$1,905,000	$1,905,000
Total Repurchase Agreements (cost $2,719,000)		2,719,000
TOTAL INVESTMENTS (cost $217,153,073)(3)	100.0%	290,986,474
Other assets less liabilities	0.0	54,857
NET ASSETS	100.0%	$291,041,331

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	June 2013	$817,470	$825,800	$8,330

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$19,659,854	$—	$—	$19,659,854
Medical-Biomedical/Gene	19,208,417	—	—	19,208,417
Other Industries*	235,067,751	—	—	235,067,751
Exchange-Traded Funds	2,682,458	—	—	2,682,458
Short-Term Investment Securities:
Time Deposits	—	11,594,000	—	11,594,000
U.S. Government Treasuries	—	54,994	—	54,994
Repurchase Agreements	—	2,719,000	—	2,719,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	8,330	—	—	8,330
Total	$276,626,810	$14,367,994	$—	$290,994,804

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Oil Companies-Integrated	7.7%
Diversified Banking Institutions	6.6
Diversified Manufacturing Operations	5.3
Banks-Super Regional	5.0
Electric-Integrated	4.2
Medical-Drugs	3.9
Telephone-Integrated	3.2
Oil Companies-Exploration & Production	2.8
Registered Investment Companies	2.2
Insurance-Multi-line	1.9
Food-Misc./Diversified	1.6
Computers	1.6
Networking Products	1.5
Paper & Related Products	1.4
Investment Management/Advisor Services	1.4
Applications Software	1.4
Finance-Investment Banker/Broker	1.4
Multimedia	1.4
Retail-Discount	1.3
Aerospace/Defense	1.3
Electronic Components-Semiconductors	1.3
Medical Products	1.2
Oil-Field Services	1.2
Insurance Brokers	1.1
Repurchase Agreements	1.1
Chemicals-Diversified	1.0
Insurance-Life/Health	1.0
Retail-Regional Department Stores	1.0
Aerospace/Defense-Equipment	0.9
Cosmetics & Toiletries	0.9
Insurance-Reinsurance	0.9
Auto-Cars/Light Trucks	0.9
Computer Services	0.8
Real Estate Investment Trusts	0.8
Computers-Memory Devices	0.8
Medical-Biomedical/Gene	0.8
Oil & Gas Drilling	0.8
Banks-Fiduciary	0.8
Electronic Components-Misc.	0.7
Cable/Satellite TV	0.7
Steel-Producers	0.7
Transport-Services	0.7
Banks-Commercial	0.7
Tobacco	0.6
Transport-Rail	0.6
Medical-HMO	0.6
Finance-Other Services	0.6
Cellular Telecom	0.6
Instruments-Controls	0.5
Toys	0.5
Gas-Distribution	0.5
Agricultural Chemicals	0.5
Instruments-Scientific	0.5
Retail-Drug Store	0.5
Retail-Auto Parts	0.5
Home Decoration Products	0.5
Insurance-Property/Casualty	0.5
Electric Products-Misc.	0.5
Consumer Products-Misc.	0.5
Finance-Credit Card	0.4
Agricultural Operations	0.4%
Retail-Building Products	0.4
Gold Mining	0.4
Medical-Generic Drugs	0.4
Tools-Hand Held	0.4
Rubber-Tires	0.4
Retail-Major Department Stores	0.4
Brewery	0.4
Machinery-Construction & Mining	0.4
Web Portals/ISP	0.3
Telecom Equipment-Fiber Optics	0.3
Television	0.3
Retail-Restaurants	0.3
Beverages-Non-alcoholic	0.3
Telecommunication Equipment	0.3
Pipelines	0.3
Airlines	0.3
Auto/Truck Parts & Equipment-Original	0.3
Coal	0.3
Publishing-Books	0.3
Semiconductor Components-Integrated Circuits	0.3
Distribution/Wholesale	0.3
Retail-Office Supplies	0.3
Finance-Consumer Loans	0.3
Commercial Services-Finance	0.3
Building Products-Cement	0.3
Medical Labs & Testing Services	0.2
Medical-Wholesale Drug Distribution	0.2
Semiconductor Equipment	0.2
Cruise Lines	0.2
Oil Field Machinery & Equipment	0.2
Medical Instruments	0.2
Oil Refining & Marketing	0.2
Building Products-Wood	0.2
Industrial Gases	0.2
Batteries/Battery Systems	0.2
Professional Sports	0.2
Electric-Generation	0.2
Metal-Copper	0.1
Wireless Equipment	0.1
Electronic Measurement Instruments	0.1
Enterprise Software/Service	0.1
Appliances	0.1
Non-Hazardous Waste Disposal	0.1
Food-Retail	0.1
Publishing-Newspapers	0.1
Building & Construction Products-Misc.	0.1
Pharmacy Services	0.1
Machinery-Pumps	0.1
Advertising Services	0.1
Food-Wholesale/Distribution	0.1
Engineering/R&D Services	0.1
Athletic Footwear	0.1
Electronic Security Devices	0.1
Metal-Iron	0.1
Office Automation & Equipment	0.1
Food-Meat Products	0.1
Metal Processors & Fabrication	0.1
Retail-Jewelry	0.1
Machinery-Farming	0.1

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited) (continued)

Industry Allocation*
Beverages-Wine/Spirits	0.1%
Advertising Agencies	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 95.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,541	$59,169
Omnicom Group, Inc.	2,314	136,295
		195,464
Advertising Services — 0.1%
WPP PLC	25,055	399,352
Aerospace/Defense — 1.3%
Boeing Co.	14,200	1,219,070
General Dynamics Corp.	6,395	450,911
Lockheed Martin Corp.	9,034	871,962
Northrop Grumman Corp.	4,564	320,165
Raytheon Co.	6,262	368,143
Rockwell Collins, Inc.	1,367	86,285
Spirit Aerosystems Holdings, Inc., Class A†	118,800	2,256,012
		5,572,548
Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	41,331	3,861,555
Agricultural Chemicals — 0.5%
Mosaic Co.	35,700	2,128,077
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	51,976	1,753,150
Airlines — 0.3%
United Continental Holdings, Inc.†	39,500	1,264,395
Appliances — 0.1%
Whirlpool Corp.	4,512	534,492
Applications Software — 1.4%
Citrix Systems, Inc.†	1,507	108,745
Microsoft Corp.	195,494	5,593,083
Verint Systems, Inc.†	5	183
		5,702,011
Athletic Footwear — 0.1%
NIKE, Inc., Class B	5,865	346,094
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,308	58,376
Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.	128,493	1,689,683
General Motors Co.†	41,400	1,151,748
		2,841,431
Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	35,671	1,250,982
Banks-Commercial — 0.7%
BB&T Corp.	65,870	2,067,659
First Horizon National Corp.	2,389	25,515
M&T Bank Corp.	800	82,528
Regions Financial Corp.	72,146	590,876
		2,766,578
Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	41,773	1,169,226
Northern Trust Corp.	27,889	1,521,624
State Street Corp.	8,794	519,638
		3,210,488
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 5.0%
Capital One Financial Corp.	26,207	$1,440,075
Comerica, Inc.	1,987	71,433
Fifth Third Bancorp	16,847	274,775
KeyCorp	8,713	86,781
PNC Financial Services Group, Inc.	80,271	5,338,021
SunTrust Banks, Inc.	50,473	1,454,127
US Bancorp	64,900	2,202,057
Wells Fargo & Co.	276,249	10,218,450
		21,085,719
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	6,600	658,218
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	2,020	74,578
PepsiCo, Inc.	15,800	1,249,938
		1,324,516
Beverages-Wine/Spirits — 0.1%
Beam, Inc.	3,086	196,084
Brewery — 0.4%
Anheuser-Busch InBev NV ADR	14,370	1,430,533
Molson Coors Brewing Co., Class B	3,004	146,986
		1,577,519
Building & Construction Products-Misc. — 0.1%
USG Corp.†	15,900	420,396
Building Products-Cement — 0.3%
Vulcan Materials Co.	20,000	1,034,000
Building Products-Wood — 0.2%
Masco Corp.	37,700	763,425
Cable/Satellite TV — 0.7%
Cablevision Systems Corp., Class A	40,628	607,795
Comcast Corp., Class A	18,600	781,386
Time Warner Cable, Inc.	15,100	1,450,506
		2,839,687
Casino Services — 0.0%
International Game Technology	5,089	83,968
Cellular Telecom — 0.6%
MetroPCS Communications, Inc.†	3,019	32,907
Vodafone Group PLC	158,165	448,444
Vodafone Group PLC ADR	63,500	1,804,035
		2,285,386
Chemicals-Diversified — 1.0%
Dow Chemical Co.	80,981	2,578,435
E.I. du Pont de Nemours & Co.	23,071	1,134,171
LyondellBasell Industries NV, Class A	7,308	462,523
		4,175,129
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	644	49,376
Sigma-Aldrich Corp.	974	75,660
		125,036
Coal — 0.3%
CONSOL Energy, Inc.	33,191	1,116,877
Peabody Energy Corp.	5,190	109,769
		1,226,646

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Commercial Services — 0.0%
Iron Mountain, Inc.	1,578	$57,297
Commercial Services-Finance — 0.3%
Automatic Data Processing, Inc.	3,921	254,943
H&R Block, Inc.	2,924	86,024
Paychex, Inc.	2,679	93,953
Total System Services, Inc.	1,608	39,846
Western Union Co.	40,047	602,307
		1,077,073
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,514	62,437
Computer Services — 0.8%
Accenture PLC, Class A	4,341	329,786
Computer Sciences Corp.	22,423	1,103,884
International Business Machines Corp.	9,679	2,064,531
		3,498,201
Computers — 1.6%
Apple, Inc.	4,000	1,770,520
Dell, Inc.	115,109	1,649,512
Hewlett-Packard Co.	128,985	3,075,002
		6,495,034
Computers-Memory Devices — 0.8%
EMC Corp.†	114,600	2,737,794
NetApp, Inc.†	2,567	87,689
SanDisk Corp.†	4,655	256,025
Western Digital Corp.	4,169	209,617
		3,291,125
Consulting Services — 0.0%
SAIC, Inc.	5,461	73,997
Consumer Products-Misc. — 0.5%
Clorox Co.	18,234	1,614,256
Kimberly-Clark Corp.	3,133	306,971
		1,921,227
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	3,158	84,161
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,150	46,414
Sealed Air Corp.	1,910	46,050
		92,464
Cosmetics & Toiletries — 0.9%
Avon Products, Inc.	61,720	1,279,456
Colgate-Palmolive Co.	3,215	379,466
Estee Lauder Cos., Inc., Class A	1,799	115,190
Procter & Gamble Co.	26,814	2,066,287
		3,840,399
Cruise Lines — 0.2%
Carnival Corp.	26,950	924,385
Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	378	31,620
Fidelity National Information Services, Inc.	1,693	67,076
		98,696
Security Description	Shares	Value (Note 2)
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,072	$45,474
Patterson Cos., Inc.	1,610	61,245
		106,719
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	527	53,111
Distribution/Wholesale — 0.3%
Genuine Parts Co.	13,281	1,035,918
WW Grainger, Inc.	426	95,841
		1,131,759
Diversified Banking Institutions — 6.6%
Bank of America Corp.	138,799	1,690,572
Citigroup, Inc.	164,588	7,281,373
Credit Suisse Group AG ADR	75,350	1,974,170
Goldman Sachs Group, Inc.	19,722	2,902,092
JPMorgan Chase & Co.	275,030	13,052,924
Morgan Stanley	26,424	580,800
		27,481,931
Diversified Manufacturing Operations — 5.3%
3M Co.	22,854	2,429,609
Danaher Corp.	4,464	277,438
Dover Corp.	1,479	107,789
Eaton Corp. PLC	53,216	3,259,480
General Electric Co.	530,988	12,276,442
Illinois Tool Works, Inc.	26,200	1,596,628
Ingersoll-Rand PLC	31,378	1,726,104
Parker Hannifin Corp.	2,871	262,926
Pentair, Ltd.	1,904	100,436
Textron, Inc.	5,226	155,787
		22,192,639
Diversified Operations — 0.0%
Leucadia National Corp.	5,646	154,870
E-Commerce/Services — 0.0%
Expedia, Inc.	593	35,586
Electric Products-Misc. — 0.5%
Emerson Electric Co.	34,544	1,929,973
Molex, Inc.	1,279	37,449
		1,967,422
Electric-Generation — 0.2%
AES Corp.	49,914	627,419
Electric-Integrated — 4.2%
Ameren Corp.	4,670	163,543
American Electric Power Co., Inc.	9,348	454,593
CMS Energy Corp.	5,098	142,438
Consolidated Edison, Inc.	5,637	344,026
Dominion Resources, Inc.	11,092	645,333
DTE Energy Co.	3,321	226,957
Duke Energy Corp.	39,344	2,855,981
Edison International	32,971	1,659,101
Entergy Corp.	43,178	2,730,577
Exelon Corp.	53,357	1,839,749
FirstEnergy Corp.	21,050	888,310
Integrys Energy Group, Inc.	1,509	87,763
NextEra Energy, Inc.	8,158	633,713

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
Northeast Utilities	6,050	$262,933
Pepco Holdings, Inc.	4,428	94,759
PG&E Corp.	8,443	375,967
Pinnacle West Capital Corp.	2,113	122,322
PPL Corp.	29,918	936,733
Public Service Enterprise Group, Inc.	9,738	334,403
SCANA Corp.	2,549	130,407
Southern Co.	16,725	784,737
TECO Energy, Inc.	16,131	287,454
Wisconsin Energy Corp.	4,408	189,059
Xcel Energy, Inc.	40,298	1,196,851
		17,387,709
Electronic Components-Misc. — 0.7%
Garmin, Ltd.	2,108	69,648
Jabil Circuit, Inc.	3,541	65,438
Koninklijke Philips Electronics NV	88,400	2,612,220
TE Connectivity, Ltd.	4,449	186,547
		2,933,853
Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	11,682	29,789
Altera Corp.	2,831	100,415
First Solar, Inc.†	1,157	31,193
Intel Corp.	102,000	2,228,700
Microchip Technology, Inc.	1,391	51,133
Micron Technology, Inc.†	11,210	111,876
NVIDIA Corp.	12,027	154,186
Texas Instruments, Inc.	33,693	1,195,428
Xilinx, Inc.	41,513	1,584,551
		5,487,271
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	11,600	486,852
FLIR Systems, Inc.	2,790	72,568
		559,420
Electronic Security Devices — 0.1%
Tyco International, Ltd.	8,970	287,040
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,730	139,992
Engineering/R&D Services — 0.1%
Fluor Corp.	3,128	207,480
Jacobs Engineering Group, Inc.†	2,509	141,106
		348,586
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	936	43,365
CA, Inc.	19,606	493,483
		536,848
Entertainment Software — 0.0%
Electronic Arts, Inc.†	5,776	102,235
Filtration/Separation Products — 0.0%
Pall Corp.	1,005	68,712
Finance-Consumer Loans — 0.3%
SLM Corp.	53,100	1,087,488
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.4%
American Express Co.	27,200	$1,834,912
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	21,154	374,214
E*TRADE Financial Corp.†	5,492	58,820
		433,034
Finance-Other Services — 0.6%
CME Group, Inc.	5,907	362,631
IntercontinentalExchange, Inc.†	10,903	1,777,952
NASDAQ OMX Group, Inc.	2,264	73,127
NYSE Euronext	4,677	180,719
		2,394,429
Food-Confectionery — 0.0%
J.M. Smucker Co.	991	98,268
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,578	64,869
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,588	106,936
Tyson Foods, Inc., Class A	5,459	135,493
		242,429
Food-Misc./Diversified — 1.6%
Campbell Soup Co.	33,056	1,499,420
ConAgra Foods, Inc.	7,966	285,262
General Mills, Inc.	48,545	2,393,754
H.J. Heinz Co.	2,962	214,064
Kellogg Co.	2,259	145,547
Kraft Foods Group, Inc.	11,405	587,700
McCormick & Co., Inc.	9,300	684,015
Mondelez International, Inc., Class A	34,227	1,047,689
		6,857,451
Food-Retail — 0.1%
Kroger Co.	9,978	330,671
Safeway, Inc.	4,612	121,526
		452,197
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	11,279	396,682
Gas-Distribution — 0.5%
AGL Resources, Inc.	2,269	95,184
CenterPoint Energy, Inc.	8,232	197,239
NiSource, Inc.	57,390	1,683,823
Sempra Energy	2,177	174,029
		2,150,275
Gold Mining — 0.4%
Barrick Gold Corp.	24,000	705,600
Newmont Mining Corp.	23,961	1,003,726
		1,709,326
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	76,900	2,007,090
Hotels/Motels — 0.0%
Marriott International, Inc., Class A	2,016	85,136
Starwood Hotels & Resorts Worldwide, Inc.	1,454	92,663
		177,799

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Human Resources — 0.0%
Robert Half International, Inc.	1,048	$39,331
Independent Power Producers — 0.0%
NRG Energy, Inc.	6,220	164,768
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	942	81,342
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	3,996	348,131
Airgas, Inc.	565	56,025
Praxair, Inc.	2,451	273,385
		677,541
Instruments-Controls — 0.5%
Honeywell International, Inc.	29,745	2,241,286
Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.	26,603	2,034,863
Waters Corp.†	645	60,572
		2,095,435
Insurance Brokers — 1.1%
Aon PLC	2,279	140,159
Marsh & McLennan Cos., Inc.	104,922	3,983,888
Willis Group Holdings PLC	16,600	655,534
		4,779,581
Insurance-Life/Health — 1.0%
Aflac, Inc.	9,003	468,336
Lincoln National Corp.	29,601	965,289
Principal Financial Group, Inc.	49,758	1,693,265
Prudential Financial, Inc.	4,833	285,099
Sun Life Financial, Inc.	18,600	507,594
Torchmark Corp.	1,803	107,819
Unum Group	5,193	146,702
		4,174,104
Insurance-Multi-line — 1.9%
ACE, Ltd.	26,781	2,382,706
Allstate Corp.	42,990	2,109,519
American International Group, Inc.†(1)	28,415	1,103,070
Assurant, Inc.	1,517	68,280
Cincinnati Financial Corp.	2,828	133,453
Genworth Financial, Inc., Class A†	9,483	94,830
Hartford Financial Services Group, Inc.	8,403	216,798
Loews Corp.	16,559	729,755
MetLife, Inc.	21,049	800,283
XL Group PLC	5,677	172,013
		7,810,707
Insurance-Property/Casualty — 0.5%
Chubb Corp.	12,823	1,122,397
Progressive Corp.	10,694	270,238
Travelers Cos., Inc.	7,275	612,482
		2,005,117
Insurance-Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	35,106	3,658,045
Security Description	Shares	Value (Note 2)
Internet Security — 0.0%
Symantec Corp.†	5,173	$127,670
Investment Management/Advisor Services — 1.4%
BlackRock, Inc.	9,768	2,509,204
Invesco, Ltd.	75,820	2,195,747
Legg Mason, Inc.	35,409	1,138,399
Och-Ziff Capital Management Group LLC	6,000	56,100
		5,899,450
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	12,608	1,096,518
Joy Global, Inc.	5,944	353,787
		1,450,305
Machinery-Farming — 0.1%
Deere & Co.	2,399	206,266
Machinery-Pumps — 0.1%
Flowserve Corp.	343	57,524
Xylem, Inc.	12,735	350,977
		408,501
Medical Instruments — 0.2%
Boston Scientific Corp.†	14,892	116,307
Medtronic, Inc.	9,928	466,219
St. Jude Medical, Inc.	5,444	220,155
		802,681
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	1,792	161,639
Quest Diagnostics, Inc.	14,645	826,710
		988,349
Medical Products — 1.2%
Baxter International, Inc.	23,050	1,674,352
Becton, Dickinson and Co.	1,867	178,504
CareFusion Corp.†	4,284	149,897
Covidien PLC	34,762	2,358,254
Hospira, Inc.†	9,284	304,794
Stryker Corp.	2,560	167,014
Varian Medical Systems, Inc.†	714	51,408
Zimmer Holdings, Inc.	945	71,083
		4,955,306
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.	19,450	1,993,819
Vertex Pharmaceuticals, Inc.†	23,400	1,286,532
		3,280,351
Medical-Drugs — 3.9%
Abbott Laboratories	11,186	395,089
Allergan, Inc.	2,131	237,884
Bristol-Myers Squibb Co.	44,766	1,843,912
Forest Laboratories, Inc.†	4,510	171,560
Johnson & Johnson	49,787	4,059,134
Merck & Co., Inc.	90,392	3,998,038
Pfizer, Inc.	121,800	3,515,148
Roche Holding AG ADR	36,500	2,138,900
		16,359,665

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	42,800	$1,698,304
Medical-HMO — 0.6%
Aetna, Inc.	6,313	322,721
Cigna Corp.	5,504	343,284
Coventry Health Care, Inc.	2,591	121,855
Humana, Inc.	3,048	210,647
UnitedHealth Group, Inc.	19,727	1,128,582
WellPoint, Inc.	5,852	387,578
		2,514,667
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	2,007	95,493
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	4,430	227,923
Cardinal Health, Inc.	6,561	273,069
McKesson Corp.	4,482	483,877
		984,869
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,240	235,129
Metal-Aluminum — 0.0%
Alcoa, Inc.	20,582	175,359
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	18,276	604,936
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	14,216	270,246
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,741	92,795
Multimedia — 1.4%
Thomson Reuters Corp.	57,300	1,861,104
Time Warner, Inc.	30,300	1,745,886
Viacom, Inc., Class B	3,856	237,414
Walt Disney Co.	31,725	1,801,980
		5,646,384
Networking Products — 1.5%
Cisco Systems, Inc.	299,642	6,265,514
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	5,723	188,859
Waste Management, Inc.	8,417	330,031
		518,890
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,875	57,582
Xerox Corp.	23,556	202,582
		260,164
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,927	82,996
Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.	15,738	1,094,735
Ensco PLC, Class A	4,474	268,440
Helmerich & Payne, Inc.	2,045	124,132
Nabors Industries, Ltd.	5,602	90,864
Security Description	Shares	Value (Note 2)
Oil & Gas Drilling (continued)
Noble Corp.	42,264	$1,612,372
Rowan Cos. PLC, Class A†	2,392	84,581
		3,275,124
Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	41,121	3,596,032
Apache Corp.	33,840	2,611,095
Cabot Oil & Gas Corp.	1,620	109,528
Chesapeake Energy Corp.	10,022	204,549
Devon Energy Corp.	7,267	410,004
EQT Corp.	1,565	106,029
Newfield Exploration Co.†	2,603	58,359
Occidental Petroleum Corp.	31,554	2,472,887
QEP Resources, Inc.	3,437	109,434
Range Resources Corp.	1,285	104,136
Southwestern Energy Co.†	54,293	2,022,957
WPX Energy, Inc.†	3,852	61,709
		11,866,719
Oil Companies-Integrated — 7.7%
BP PLC ADR	17,304	732,824
Chevron Corp.	103,310	12,275,294
ConocoPhillips	32,101	1,929,270
Exxon Mobil Corp.	71,781	6,468,186
Hess Corp.	26,819	1,920,509
Marathon Oil Corp.	74,521	2,512,848
Murphy Oil Corp.	27,886	1,777,175
Petroleo Brasileiro SA ADR	96,600	1,600,662
Phillips 66	11,962	836,981
Royal Dutch Shell PLC ADR, Class A	30,800	2,006,928
		32,060,677
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	2,528	164,825
FMC Technologies, Inc.†	2,471	134,398
National Oilwell Varco, Inc.	8,212	580,999
		880,222
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	3,445	308,672
Valero Energy Corp.	10,642	484,105
		792,777
Oil-Field Services — 1.2%
Baker Hughes, Inc.	8,504	394,671
Halliburton Co.	59,023	2,385,119
Schlumberger, Ltd.	27,170	2,034,761
		4,814,551
Paper & Related Products — 1.4%
International Paper Co.	107,780	5,020,393
MeadWestvaco Corp.	24,481	888,660
		5,909,053
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	7,247	417,790
Pipelines — 0.3%
Kinder Morgan, Inc.	12,160	470,349
ONEOK, Inc.	3,944	188,011

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Pipelines (continued)
Spectra Energy Corp.	12,860	$395,445
Williams Cos., Inc.	6,690	250,607
		1,304,412
Professional Sports — 0.2%
Madison Square Garden, Co., Class A†	11,025	635,040
Publishing-Books — 0.3%
McGraw-Hill Cos., Inc.	23,292	1,213,047
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	2,388	52,226
New York Times Co., Class A†	36,000	352,800
Washington Post Co., Class B	87	38,889
		443,915
Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	1,319	40,440
AvalonBay Communities, Inc.	1,051	133,130
Boston Properties, Inc.	1,343	135,724
Equity Residential	2,898	159,564
HCP, Inc.	3,840	191,462
Host Hotels & Resorts, Inc.	13,987	244,633
Kimco Realty Corp.	3,690	82,656
Plum Creek Timber Co., Inc.	1,468	76,630
Prologis, Inc.	8,908	356,142
Public Storage	1,277	194,513
Simon Property Group, Inc.	2,234	354,223
Ventas, Inc.	1,854	135,713
Vornado Realty Trust	1,630	136,333
Weyerhaeuser Co.	38,340	1,203,109
		3,444,272
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,342	59,135
Retail-Apparel/Shoe — 0.0%
Abercrombie & Fitch Co., Class A	1,531	70,732
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	5,200	2,063,204
Retail-Automobile — 0.0%
AutoNation, Inc.†	410	17,938
CarMax, Inc.†	1,669	69,597
		87,535
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	2,176	140,178
Retail-Building Products — 0.4%
Lowe's Cos., Inc.	45,150	1,712,088
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,332	65,226
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	5,119	113,386
Retail-Discount — 1.3%
Costco Wholesale Corp.	4,779	507,100
Dollar General Corp.†	36,321	1,837,116
Target Corp.	12,526	857,405
Security Description	Shares	Value (Note 2)
Retail-Discount (continued)
Wal-Mart Stores, Inc.	32,193	$2,409,002
		5,610,623
Retail-Drug Store — 0.5%
CVS Caremark Corp.	23,697	1,303,098
Walgreen Co.	16,554	789,295
		2,092,393
Retail-Jewelry — 0.1%
Tiffany & Co.	3,270	227,396
Retail-Major Department Stores — 0.4%
J.C. Penney Co., Inc.	2,743	41,447
Nordstrom, Inc.	28,050	1,549,201
		1,590,648
Retail-Office Supplies — 0.3%
Staples, Inc.	81,070	1,088,770
Retail-Regional Department Stores — 1.0%
Kohl's Corp.	63,423	2,925,703
Macy's, Inc.	27,208	1,138,383
		4,064,086
Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	191	62,241
Darden Restaurants, Inc.	2,490	128,683
McDonald's Corp.	9,264	923,528
Yum! Brands, Inc.	3,036	218,410
		1,332,862
Rubber-Tires — 0.4%
Goodyear Tire & Rubber Co.†	128,573	1,621,306
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	9,150	79,056
People's United Financial, Inc.	6,518	87,602
		166,658
Schools — 0.0%
Apollo Group, Inc., Class A†	1,928	33,528
Security Services — 0.0%
ADT Corp.	1,788	87,505
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	23,643	1,099,163
Linear Technology Corp.	1,477	56,673
		1,155,836
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	66,400	895,072
Lam Research Corp.†	1,281	53,110
		948,182
Steel-Producers — 0.7%
Nucor Corp.	30,180	1,392,807
Steel Dynamics, Inc.	87,050	1,381,483
United States Steel Corp.	2,777	54,152
		2,828,442
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	2,069	65,608
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	106,840	1,424,177

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telecommunication Equipment — 0.3%
Harris Corp.	24,477	$1,134,264
Juniper Networks, Inc.†	9,923	183,973
		1,318,237
Telephone-Integrated — 3.2%
AT&T, Inc.	239,367	8,782,375
CenturyLink, Inc.	33,965	1,193,190
Frontier Communications Corp.	19,214	76,472
Telefonica SA	25,929	348,698
Verizon Communications, Inc.	56,999	2,801,501
Windstream Corp.	11,365	90,352
		13,292,588
Television — 0.3%
CBS Corp., Class B	30,450	1,421,710
Tobacco — 0.6%
Altria Group, Inc.	16,634	572,043
Imperial Tobacco Group PLC ADR	26,600	1,862,000
Reynolds American, Inc.	3,282	146,016
		2,580,059
Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	20,384	1,650,492
Toys — 0.5%
Hasbro, Inc.	14,505	637,350
Mattel, Inc.	34,700	1,519,513
		2,156,863
Transport-Rail — 0.6%
CSX Corp.	19,648	483,930
Norfolk Southern Corp.	27,054	2,085,323
		2,569,253
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	1,519	90,320
Expeditors International of Washington, Inc.	2,106	75,205
FedEx Corp.	5,629	552,768
Ryder System, Inc.	991	59,212
United Parcel Service, Inc., Class B	23,344	2,005,250
		2,782,755
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,832	141,888
Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,800	1,429,254
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,312	340,127
Nokia Oyj ADR	74,400	244,032
		584,159
Total Common Stock (cost $333,363,776)		399,992,497
CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75% (cost $775,085)	15,500	665,570
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.3%
iShares S&P 500 Value Index Fund (cost $5,094,419)	70,757	$5,221,867
Total Long-Term Investment Securities (cost $339,233,280)		405,879,934
SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 2.2%
T. Rowe Price Reserve Investment Fund	9,245,611	9,245,611
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 06/06/13(2)	$55,000	54,994
Total Short-Term Investment Securities (cost $9,300,603)		9,300,605
REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)	585,000	585,000
Barclays Capital Inc. Joint Repurchase Agreement(3)	990,000	990,000
BNP Paribas SA Joint Repurchase Agreement(3)	585,000	585,000
Deutsche Bank AG Joint Repurchase Agreement(3)	115,000	115,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	780,000	780,000
State Street Bank and Trust Co. Joint Repurchase Agreement(3)	1,053,000	1,053,000
UBS Securities LLC Joint Repurchase Agreement(3)	660,000	660,000
Total Repurchase Agreements (cost $4,768,000)		4,768,000
TOTAL INVESTMENTS (cost $353,301,883)(4)	100.3%	419,948,539
Liabilities in excess of other assets	(0.3)	(1,169,304)
NET ASSETS	100.0%	$418,779,235

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 8

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	June 2013	$723,220	$728,000	$4,780

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$21,085,719	$—	$—	$21,085,719
Diversified Banking Institutions	27,481,931	—	—	27,481,931
Diversified Manufacturing Operations	22,192,639	—	—	22,192,639
Oil Companies-Integrated	32,060,677	—	—	32,060,677
Other Industries*	297,171,531	—	—	297,171,531
Convertible Preferred Stock	665,570	—	—	665,570
Exchange-Traded Funds	5,221,867	—	—	5,221,867
Short-Term Investment Securities:
Registered Investment Companies	9,245,611	—	—	9,245,611
U.S. Government Treasuries	—	54,994	—	54,994
Repurchase Agreements	—	4,768,000	—	4,768,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	4,780	—	—	4,780
Total	$415,130,325	$4,822,994	$—	$419,953,319

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	3.3%
Applications Software	2.9
Retail-Apparel/Shoe	2.9
Medical-Biomedical/Gene	2.6
Repurchase Agreements	2.5
Retail-Restaurants	2.2
Commercial Services-Finance	2.0
Electronic Components-Semiconductors	1.8
Distribution/Wholesale	1.5
Wireless Equipment	1.5
Computers-Integrated Systems	1.5
Real Estate Investment Trusts	1.4
Medical-Drugs	1.4
Auto/Truck Parts & Equipment-Original	1.4
E-Commerce/Services	1.3
Electronic Measurement Instruments	1.3
Hotels/Motels	1.2
Filtration/Separation Products	1.2
Chemicals-Diversified	1.2
Medical Instruments	1.1
Computer Aided Design	1.1
Airlines	1.1
Apparel Manufacturers	1.1
Food-Retail	1.1
Consumer Products-Misc.	1.1
Finance-Other Services	1.0
Machinery-General Industrial	1.0
Internet Content-Information/News	1.0
Pharmacy Services	1.0
Semiconductor Components-Integrated Circuits	1.0
Medical-Generic Drugs	1.0
Chemicals-Specialty	0.9
Exchange-Traded Funds	0.9
Retail-Auto Parts	0.9
Oil Field Machinery & Equipment	0.9
Medical Labs & Testing Services	0.9
Oil-Field Services	0.9
Enterprise Software/Service	0.9
Retail-Discount	0.9
Food-Misc./Diversified	0.9
Therapeutics	0.8
Containers-Metal/Glass	0.8
Insurance-Property/Casualty	0.8
Building & Construction Products-Misc.	0.8
Computer Software	0.7
Internet Infrastructure Software	0.7
Engineering/R&D Services	0.7
Computer Services	0.7
Computers-Memory Devices	0.7
X-Ray Equipment	0.7
Insurance Brokers	0.6
Cable/Satellite TV	0.6
Retail-Sporting Goods	0.6
Broadcast Services/Program	0.6
Real Estate Management/Services	0.6
Consulting Services	0.6
Advertising Agencies	0.6
Telecom Equipment-Fiber Optics	0.6
Coatings/Paint	0.6
Investment Management/Advisor Services	0.6
Human Resources	0.6%
Satellite Telecom	0.5
Retail-Misc./Diversified	0.5
Transport-Services	0.5
Containers-Paper/Plastic	0.5
Toys	0.5
Medical Products	0.5
Electronic Design Automation	0.5
Transactional Software	0.5
Medical-Wholesale Drug Distribution	0.5
E-Commerce/Products	0.5
Food-Confectionery	0.5
Internet Security	0.5
Coffee	0.4
Transport-Truck	0.4
Publishing-Books	0.4
Diversified Manufacturing Operations	0.4
Transport-Rail	0.4
Finance-Investment Banker/Broker	0.4
Beverages-Non-alcoholic	0.4
Internet Content-Entertainment	0.4
Retail-Bedding	0.4
Medical Information Systems	0.4
Retail-Automobile	0.4
Retail-Perfume & Cosmetics	0.4
Hazardous Waste Disposal	0.4
Vitamins & Nutrition Products	0.4
Paper & Related Products	0.4
Tobacco	0.4
Appliances	0.4
Electronic Connectors	0.4
Beverages-Wine/Spirits	0.4
Commercial Services	0.4
Data Processing/Management	0.4
Insurance-Multi-line	0.4
Aerospace/Defense	0.4
Dialysis Centers	0.3
Registered Investment Companies	0.3
Instruments-Controls	0.3
Telecommunication Equipment	0.3
Recreational Centers	0.3
Web Hosting/Design	0.3
Machinery-Pumps	0.3
Telecom Services	0.3
Casino Hotels	0.3
Disposable Medical Products	0.3
Medical-Hospitals	0.3
Electric Products-Misc.	0.3
Networking Products	0.3
Quarrying	0.3
Internet Incubators	0.3
Soap & Cleaning Preparation	0.3
Retail-Jewelry	0.3
Machinery-Construction & Mining	0.3
Financial Guarantee Insurance	0.3
Web Portals/ISP	0.3
Heart Monitors	0.2
Internet Application Software	0.2
Industrial Automated/Robotic	0.2
Steel Pipe & Tube	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited) (continued)

Industry Allocation*
Rental Auto/Equipment	0.2%
Electronic Components-Misc.	0.2
Retail-Gardening Products	0.2
Gold Mining	0.2
Medical-Outpatient/Home Medical	0.2
Power Converter/Supply Equipment	0.2
Dental Supplies & Equipment	0.2
Retail-Pet Food & Supplies	0.2
Medical-HMO	0.2
Semiconductor Equipment	0.2
Aerospace/Defense-Equipment	0.2
Food-Baking	0.2
Agricultural Chemicals	0.2
Insurance-Reinsurance	0.2
Instruments-Scientific	0.2
Motorcycle/Motor Scooter	0.2
Banks-Commercial	0.2
Oil & Gas Drilling	0.2
Retail-Regional Department Stores	0.2
Radio	0.2
Auction Houses/Art Dealers	0.2
Diagnostic Kits	0.2
Building-Residential/Commercial	0.2
Oil Refining & Marketing	0.1
Decision Support Software	0.1
Industrial Gases	0.1
Pipelines	0.1
Professional Sports	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Mail Order	0.1
Independent Power Producers	0.1
Cruise Lines	0.1
Physicians Practice Management	0.1
Television	0.1
Auto-Heavy Duty Trucks	0.1
Computer Data Security	0.1
Retail-Major Department Stores	0.1
Building Products-Cement	0.1
Schools	0.1
Multimedia	0.1
Building Products-Wood	0.1
Steel-Producers	0.1
Publishing-Periodicals	0.1
Cosmetics & Toiletries	0.1
Food-Meat Products	0.1
Respiratory Products	0.1
Recreational Vehicles	0.1
Coal	0.1
Real Estate Operations & Development	0.1
Savings & Loans/Thrifts	0.1
Tools-Hand Held	0.1
Transport-Marine	0.1
Banks-Fiduciary	0.1
Electric-Transmission	0.1
Casino Services	0.1
Metal Processors & Fabrication	0.1
Machine Tools & Related Products	0.1
Retail-Catalog Shopping	0.1
Theaters	0.1
Metal-Diversified	0.1
Building-Heavy Construction	0.1%
U.S. Government Treasuries	0.1
Communications Software	0.1
Advertising Sales	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.5%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	6,509	$84,812
Omnicom Group, Inc.	10,282	605,610
		690,422
Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc., Class A†	406	3,041
Lamar Advertising Co., Class A†	1,093	53,131
		56,172
Aerospace/Defense — 0.4%
Rockwell Collins, Inc.	2,248	141,894
Spirit Aerosystems Holdings, Inc., Class A†	443	8,412
TransDigm Group, Inc.	1,640	250,789
		401,095
Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc.†	1,609	97,007
Triumph Group, Inc.	1,579	123,951
		220,958
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,040	197,985
Intrepid Potash, Inc.	422	7,917
		205,902
Airlines — 1.1%
Alaska Air Group, Inc.†	1,900	121,524
Copa Holdings SA, Class A	2,440	291,848
Delta Air Lines, Inc.†	8,925	147,352
Southwest Airlines Co.	13,725	185,013
Spirit Airlines, Inc.†	15,010	380,654
United Continental Holdings, Inc.†	5,459	174,742
		1,301,133
Apparel Manufacturers — 1.1%
Carter's, Inc.†	795	45,530
Hanesbrands, Inc.†	10,519	479,246
Michael Kors Holdings, Ltd.†	4,690	266,345
Ralph Lauren Corp.	1,013	171,511
Under Armour, Inc., Class A†	1,277	65,382
VF Corp.	1,441	241,728
		1,269,742
Appliances — 0.4%
Whirlpool Corp.	3,520	416,979
Applications Software — 2.9%
Check Point Software Technologies, Ltd.†	3,300	155,067
Citrix Systems, Inc.†	4,661	336,338
Compuware Corp.†	190	2,375
Intuit, Inc.	8,428	553,298
NetSuite, Inc.†	1,316	105,359
Nuance Communications, Inc.†	14,372	290,027
Red Hat, Inc.†	12,370	625,427
Salesforce.com, Inc.†	3,150	563,315
ServiceNow, Inc.†	19,376	701,411
		3,332,617
Security Description	Shares	Value (Note 2)
Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	1,500	$32,550
Sotheby's	4,100	153,381
		185,931
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	1,163	44,066
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,725	137,776
Auto/Truck Parts & Equipment-Original — 1.4%
Allison Transmission Holdings, Inc.	17,729	425,673
BorgWarner, Inc.†	1,884	145,709
Delphi Automotive PLC	5,396	239,582
Tenneco, Inc.†	10,930	429,658
TRW Automotive Holdings Corp.†	2,900	159,500
Visteon Corp.†	51	2,943
WABCO Holdings, Inc.†	2,783	196,452
		1,599,517
Banks-Commercial — 0.2%
First Horizon National Corp.	5,154	55,045
Signature Bank†	137	10,790
SVB Financial Group†	1,100	78,034
TCF Financial Corp.	3,900	58,344
		202,213
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	76,384
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	335	12,368
Dr Pepper Snapple Group, Inc.	7,582	355,975
Monster Beverage Corp.†	2,229	106,413
		474,756
Beverages-Wine/Spirits — 0.4%
Beam, Inc.	1,500	95,310
Brown-Forman Corp., Class B	4,474	319,444
		414,754
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	3,927	309,212
Discovery Communications, Inc., Class C†	4,700	326,838
Scripps Networks Interactive, Inc., Class A	1,396	89,819
Starz Liberty Capital†	116	2,569
		728,438
Building & Construction Products-Misc. — 0.8%
Armstrong World Industries, Inc.†	4,278	239,098
Fortune Brands Home & Security, Inc.†	3,233	121,011
Louisiana-Pacific Corp.†	16,392	354,067
Owens Corning†	4,200	165,606
		879,782
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	838	53,205

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	384	$39,176
Vulcan Materials Co.	1,700	87,890
		127,066
Building Products-Wood — 0.1%
Masco Corp.	5,870	118,868
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	982	60,982
Building-Maintance & Services — 0.0%
Rollins, Inc.	1,050	25,778
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	50	1,840
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	334	8,116
NVR, Inc.†	74	79,928
Toll Brothers, Inc.†	2,600	89,024
		177,068
Cable/Satellite TV — 0.6%
Cablevision Systems Corp., Class A	367	5,490
Charter Communications, Inc., Class A†	3,002	312,748
DISH Network Corp., Class A	2,622	99,374
Liberty Global, Inc., Class A†	4,317	316,868
		734,480
Casino Hotels — 0.3%
Wynn Resorts, Ltd.	2,910	364,216
Casino Services — 0.1%
Bally Technologies, Inc.†	673	34,976
International Game Technology	2,433	40,144
		75,120
Chemicals-Diversified — 1.2%
Celanese Corp., Series A	6,871	302,667
FMC Corp.	2,254	128,546
PPG Industries, Inc.	3,828	512,722
Rockwood Holdings, Inc.	3,740	244,746
Sociedad Quimica y Minera de Chile SA ADR	2,500	138,625
Westlake Chemical Corp.	76	7,106
		1,334,412
Chemicals-Specialty — 0.9%
Albemarle Corp.	1,827	114,224
Eastman Chemical Co.	2,058	143,792
International Flavors & Fragrances, Inc.	1,333	102,201
Methanex Corp.	8,960	364,045
NewMarket Corp.	144	37,492
Sigma-Aldrich Corp.	2,787	216,494
WR Grace & Co.†	1,121	86,889
		1,065,137
Coal — 0.1%
Peabody Energy Corp.	2,600	54,990
Walter Energy, Inc.	1,500	42,750
		97,740
Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.6%
RPM International, Inc.	841	$26,559
Sherwin-Williams Co.	3,228	545,177
Valspar Corp.	1,531	95,304
		667,040
Coffee — 0.4%
Green Mountain Coffee Roasters, Inc.†	8,894	504,823
Commercial Services — 0.4%
CoStar Group, Inc.†	800	87,568
HMS Holdings Corp.†	2,300	62,445
Iron Mountain, Inc.	2,550	92,591
Quanta Services, Inc.†	3,000	85,740
Weight Watchers International, Inc.	2,037	85,778
		414,122
Commercial Services-Finance — 2.0%
Alliance Data Systems Corp.†	1,628	263,557
Equifax, Inc.	1,781	102,568
FleetCor Technologies, Inc.†	800	61,336
Global Payments, Inc.	1,291	64,111
H&R Block, Inc.	2,828	83,200
Lender Processing Services, Inc.	1,389	35,364
Moody's Corp.	7,525	401,233
Morningstar, Inc.	370	25,870
Paychex, Inc.	7,216	253,065
SEI Investments Co.	2,257	65,114
Total System Services, Inc.	2,286	56,647
Vantiv, Inc., Class A†	24,688	586,093
Western Union Co.	17,615	264,930
		2,263,088
Communications Software — 0.1%
SolarWinds, Inc.†	1,013	59,868
Computer Aided Design — 1.1%
ANSYS, Inc.†	4,031	328,204
Autodesk, Inc.†	23,629	974,460
		1,302,664
Computer Data Security — 0.1%
Fortinet, Inc.†	5,747	136,089
Computer Services — 0.7%
DST Systems, Inc.	88	6,272
IHS, Inc., Class A†	7,788	815,559
		821,831
Computer Software — 0.7%
Akamai Technologies, Inc.†	18,937	668,287
Cornerstone OnDemand, Inc.†	5,600	190,960
		859,247
Computers-Integrated Systems — 1.5%
3D Systems Corp.†	2,100	67,704
Diebold, Inc.	81	2,456
Jack Henry & Associates, Inc.	1,435	66,311
MICROS Systems, Inc.†	13,311	605,784
NCR Corp.†	2,611	71,959
Riverbed Technology, Inc.†	2,674	39,869
Teradata Corp.†	13,942	815,747
		1,669,830

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers-Memory Devices — 0.7%
Fusion-io, Inc.†	1,109	$18,154
NetApp, Inc.†	7,604	259,753
SanDisk Corp.†	8,230	452,650
Western Digital Corp.	1,479	74,364
		804,921
Computers-Periphery Equipment — 0.0%
Stratasys, Ltd.†	210	15,586
Consulting Services — 0.6%
Gartner, Inc.†	5,733	311,933
Genpact, Ltd.	5,971	108,612
SAIC, Inc.	1,653	22,398
Verisk Analytics, Inc., Class A†	4,285	264,085
		707,028
Consumer Products-Misc. — 1.1%
Clorox Co.	1,733	153,423
Jarden Corp.†	450	19,283
Samsonite International SA	217,800	543,714
Scotts Miracle-Gro Co., Class A	610	26,376
Spectrum Brands Holdings, Inc.	7,364	416,729
Tupperware Brands Corp.	919	75,119
		1,234,644
Containers-Metal/Glass — 0.8%
Ball Corp.	7,776	369,982
Crown Holdings, Inc.†	10,417	433,451
Owens-Illinois, Inc.†	2,006	53,460
Silgan Holdings, Inc.	738	34,871
		891,764
Containers-Paper/Plastic — 0.5%
Packaging Corp. of America	1,480	66,408
Rock-Tenn Co., Class A	5,814	539,481
		605,889
Cosmetics & Toiletries — 0.1%
Avon Products, Inc.	5,473	113,455
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,227	36,383
Royal Caribbean Cruises, Ltd.	3,300	109,626
		146,009
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	2,053	50,997
CommVault Systems, Inc.†	1,300	106,574
Dun & Bradstreet Corp.	1,053	88,083
Fiserv, Inc.†	1,856	163,012
		408,666
Decision Support Software — 0.1%
MSCI, Inc.†	4,898	166,189
Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	4,339	184,060
Patterson Cos., Inc.	1,422	54,093
		238,153
Security Description	Shares	Value (Note 2)
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,005	$185,242
Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	3,345	396,684
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	3,480	350,714
Distribution/Wholesale — 1.5%
Fastenal Co.	7,767	398,835
Fossil, Inc.†	2,998	289,607
Genuine Parts Co.	2,563	199,914
LKQ Corp.†	4,847	105,471
WESCO International, Inc.†	5,030	365,228
WW Grainger, Inc.	1,862	418,913
		1,777,968
Diversified Manufacturing Operations — 0.4%
Carlisle Cos., Inc.	91	6,169
Colfax Corp.†	895	41,653
Eaton Corp. PLC	1,394	85,382
Ingersoll-Rand PLC	4,027	221,525
ITT Corp.	358	10,178
Parker Hannifin Corp.	1,117	102,295
SPX Corp.	234	18,477
Textron, Inc.	286	8,526
		494,205
Diversified Operations — 0.0%
Leucadia National Corp.	766	21,011
E-Commerce/Products — 0.5%
Netflix, Inc.†	2,803	530,916
E-Commerce/Services — 1.3%
Expedia, Inc.	898	53,889
Groupon, Inc.†	12,911	79,015
IAC/InterActiveCorp	6,128	273,799
Liberty Interactive Corp., Class A†	10,313	220,492
Liberty Ventures, Series A†	88	6,651
TripAdvisor, Inc.†	12,365	649,410
Zillow, Inc., Class A†	3,490	190,798
		1,474,054
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,864	340,983
Electric-Transmission — 0.1%
ITC Holdings Corp.	845	75,425
Electronic Components-Misc. — 0.2%
Garmin, Ltd.	131	4,328
Gentex Corp.	9,071	181,511
Jabil Circuit, Inc.	3,957	73,125
		258,964
Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	10,330	26,342
Altera Corp.	11,804	418,688
ARM Holdings PLC ADR	4,900	207,613
Avago Technologies, Ltd.	3,773	135,526
Freescale Semiconductor, Ltd.†	779	11,599
LSI Corp.†	9,352	63,407
Mellanox Technologies, Ltd.†	1,500	83,265

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
Microchip Technology, Inc.	6,232	$229,088
Micron Technology, Inc.†	20,540	204,989
NVIDIA Corp.	7,000	89,740
Rovi Corp.†	349	7,472
Silicon Laboratories, Inc.†	643	26,595
Skyworks Solutions, Inc.†	7,178	158,131
Xilinx, Inc.	10,438	398,418
		2,060,873
Electronic Connectors — 0.4%
Amphenol Corp., Class A	5,563	415,278
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	40,735	567,438
Synopsys, Inc.†	187	6,710
		574,148
Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.	16,955	711,601
FLIR Systems, Inc.	1,928	50,147
Itron, Inc.†	900	41,760
National Instruments Corp.	9,449	309,455
Trimble Navigation, Ltd.†	11,912	356,884
		1,469,847
Engineering/R&D Services — 0.7%
Fluor Corp.	4,377	290,327
KBR, Inc.	13,740	440,779
McDermott International, Inc.†	8,800	96,712
		827,818
Enterprise Software/Service — 0.9%
BMC Software, Inc.†	2,352	108,968
CA, Inc.	332	8,356
Concur Technologies, Inc.†	9,059	621,991
Informatica Corp.†	4,580	157,873
Workday, Inc., Class A†	2,021	124,554
		1,021,742
Filtration/Separation Products — 1.2%
CLARCOR, Inc.	1,200	62,856
Donaldson Co., Inc.	5,648	204,401
Pall Corp.	7,914	541,080
Polypore International, Inc.†	13,905	558,703
		1,367,040
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	8,200	87,822
Lazard, Ltd., Class A	7,579	258,671
LPL Financial Holdings, Inc.	717	23,116
TD Ameritrade Holding Corp.	5,100	105,162
		474,771
Finance-Other Services — 1.0%
CBOE Holdings, Inc.	6,444	238,041
IntercontinentalExchange, Inc.†	5,936	967,984
		1,206,025
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	13,940	287,303
Security Description	Shares	Value (Note 2)
Food-Baking — 0.2%
Flowers Foods, Inc.	6,543	$215,526
Food-Confectionery — 0.5%
Hershey Co.	4,667	408,503
J.M. Smucker Co.	1,200	118,992
		527,495
Food-Dairy Products — 0.0%
Dean Foods Co.†	2,602	47,174
WhiteWave Foods Co., Class A†	217	3,704
		50,878
Food-Meat Products — 0.1%
Hillshire Brands Co.	1,662	58,419
Hormel Foods Corp.	1,262	52,146
		110,565
Food-Misc./Diversified — 0.9%
Campbell Soup Co.	3,857	174,954
H.J. Heinz Co.	3,276	236,756
Ingredion, Inc.	269	19,454
Kellogg Co.	2,700	173,961
McCormick & Co., Inc.	5,180	380,989
		986,114
Food-Retail — 1.1%
Fresh Market, Inc.†	3,352	143,365
Kroger Co.	8,673	287,423
Safeway, Inc.	545	14,361
Whole Foods Market, Inc.	9,478	822,217
		1,267,366
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	361	20,104
Garden Products — 0.0%
Toro Co.	984	45,303
Gas-Distribution — 0.0%
Questar Corp.	659	16,033
Gold Mining — 0.2%
Allied Nevada Gold Corp.†	1,478	24,328
Eldorado Gold Corp.	11,700	111,501
Osisko Mining Corp.†	8,100	48,061
Royal Gold, Inc.	1,053	74,795
		258,685
Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	3,883	225,563
Stericycle, Inc.†	1,999	212,254
		437,817
Heart Monitors — 0.2%
HeartWare International, Inc.†	3,190	282,092
Home Furnishings — 0.0%
Tempur-Pedic International, Inc.†	979	48,588
Hotels/Motels — 1.2%
Choice Hotels International, Inc.	4,239	179,352
Hyatt Hotels Corp., Class A†	1,600	69,168
Marriott International, Inc., Class A	8,406	354,985

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Hotels/Motels (continued)
Starwood Hotels & Resorts Worldwide, Inc.	7,449	$474,725
Wyndham Worldwide Corp.	5,349	344,904
		1,423,134
Human Resources — 0.5%
Manpower, Inc.	2,900	164,488
Robert Half International, Inc.	5,650	212,044
Team Health Holdings, Inc.†	5,150	187,357
		563,889
Independent Power Producers — 0.1%
Calpine Corp.†	7,100	146,260
Industrial Automated/Robotic — 0.2%
Nordson Corp.	980	64,631
Rockwell Automation, Inc.	2,346	202,577
		267,208
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	600	52,272
Airgas, Inc.	1,129	111,952
		164,224
Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	1,417	302,133
Sensata Technologies Holding NV†	2,800	92,036
		394,169
Instruments-Scientific — 0.2%
Waters Corp.†	2,161	202,940
Insurance Brokers — 0.6%
Aon PLC	6,436	395,814
Arthur J. Gallagher & Co.	1,949	80,513
Brown & Brown, Inc.	4,571	146,455
Erie Indemnity Co., Class A	425	32,100
Willis Group Holdings PLC	2,100	82,929
		737,811
Insurance-Multi-line — 0.4%
XL Group PLC	13,250	401,475
Insurance-Property/Casualty — 0.8%
Arch Capital Group, Ltd.†	2,349	123,487
Fidelity National Financial, Inc., Class A	4,000	100,920
Hanover Insurance Group, Inc.	9,077	450,945
HCC Insurance Holdings, Inc.	1,700	71,451
Progressive Corp.	3,300	83,391
WR Berkley Corp.	1,300	57,681
		887,875
Insurance-Reinsurance — 0.2%
Allied World Assurance Co. Holdings AG	305	28,280
Axis Capital Holdings, Ltd.	2,400	99,888
Endurance Specialty Holdings, Ltd.	73	3,490
RenaissanceRe Holdings, Ltd.	700	64,393
Validus Holdings, Ltd.	243	9,081
		205,132
Security Description	Shares	Value (Note 2)
Internet Application Software — 0.2%
Splunk, Inc.†	6,785	$271,603
Zynga, Inc., Class A†	2,294	7,708
		279,311
Internet Content-Entertainment — 0.4%
Pandora Media, Inc.†	32,917	466,105
Internet Content-Information/News — 1.0%
LinkedIn Corp., Class A†	6,605	1,162,876
Internet Incubators — 0.3%
HomeAway, Inc.†	9,730	316,225
Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	3,105	276,593
TIBCO Software, Inc.†	28,162	569,436
		846,029
Internet Security — 0.5%
Symantec Corp.†	16,535	408,084
VeriSign, Inc.†	2,389	112,952
		521,036
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	630	96,749
Eaton Vance Corp.	1,898	79,393
Federated Investors, Inc., Class B	1,258	29,777
Invesco, Ltd.	2,667	77,236
T. Rowe Price Group, Inc.	4,194	314,005
Waddell & Reed Financial, Inc., Class A	1,419	62,124
		659,284
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,400	40,896
Linen Supply & Related Items — 0.0%
Cintas Corp.	772	34,068
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,376	74,552
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	3,340	198,797
Terex Corp.†	2,700	92,934
		291,731
Machinery-General Industrial — 1.0%
Babcock & Wilcox Co.	7,750	220,177
IDEX Corp.	1,818	97,118
Manitowoc Co., Inc.	1,656	34,047
Roper Industries, Inc.	3,702	471,302
Wabtec Corp.	2,492	254,458
Zebra Technologies Corp., Class A†	1,835	86,484
		1,163,586
Machinery-Pumps — 0.3%
Flowserve Corp.	1,331	223,222
Graco, Inc.	2,294	133,121
Xylem, Inc.	332	9,150
		365,493

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Information Systems — 0.4%
athenahealth, Inc.†	900	$87,336
Cerner Corp.†	3,982	377,295
		464,631
Medical Instruments — 1.1%
Boston Scientific Corp.†	34,200	267,425
Bruker Corp.†	4,732	90,381
Edwards Lifesciences Corp.†	8,204	674,041
St. Jude Medical, Inc.	3,589	145,139
Techne Corp.	605	41,049
Thoratec Corp.†	2,464	92,400
		1,310,435
Medical Labs & Testing Services — 0.9%
Covance, Inc.†	7,007	520,761
Laboratory Corp. of America Holdings†	3,691	332,928
Quest Diagnostics, Inc.	3,358	189,559
		1,043,248
Medical Products — 0.5%
Cooper Cos., Inc.	232	25,028
Henry Schein, Inc.†	2,839	262,750
Hospira, Inc.†	2,000	65,660
Sirona Dental Systems, Inc.†	169	12,460
Varian Medical Systems, Inc.†	2,633	189,576
Zimmer Holdings, Inc.	290	21,814
		577,288
Medical-Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†	6,558	604,254
Arena Pharmaceuticals, Inc.†	17,670	145,071
Ariad Pharmaceuticals, Inc.†	7,293	131,930
Charles River Laboratories International, Inc.†	511	22,622
Cubist Pharmaceuticals, Inc.†	5,300	248,146
Illumina, Inc.†	2,029	109,566
Incyte Corp., Ltd.†	10,781	252,383
Life Technologies Corp.†	1,576	101,857
Myriad Genetics, Inc.†	4,026	102,260
Regeneron Pharmaceuticals, Inc.†	4,280	754,992
United Therapeutics Corp.†	786	47,844
Vertex Pharmaceuticals, Inc.†	7,928	435,882
		2,956,807
Medical-Drugs — 1.4%
Alkermes PLC†	4,600	109,066
Endo Health Solutions, Inc.†	1,149	35,343
Forest Laboratories, Inc.†	9,640	366,706
Hypermarcas SA†	46,200	362,662
Infinity Pharmaceuticals, Inc.†	1,600	77,792
Jazz Pharmaceuticals PLC†	1,300	72,683
Medivation, Inc.†	2,592	121,228
Salix Pharmaceuticals, Ltd.†	4,936	252,624
Valeant Pharmaceuticals International, Inc.†	2,100	157,542
Zoetis, Inc.†	1,839	61,434
		1,617,080
Security Description	Shares	Value (Note 2)
Medical-Generic Drugs — 1.0%
Actavis, Inc.†	8,054	$741,854
Mylan, Inc.†	6,132	177,460
Perrigo Co.	1,536	182,369
		1,101,683
Medical-HMO — 0.2%
Cigna Corp.	1,600	99,792
Humana, Inc.	1,000	69,110
WellCare Health Plans, Inc.†	1,000	57,960
		226,862
Medical-Hospitals — 0.3%
Community Health Systems, Inc.	2,700	127,953
HCA Holdings, Inc.	1,758	71,427
Tenet Healthcare Corp.†	100	4,758
Universal Health Services, Inc., Class B	2,185	139,556
		343,694
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.	5,300	255,672
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	10,571	543,878
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	3,200	67,936
Timken Co.	126	7,129
		75,065
Metal-Diversified — 0.1%
HudBay Minerals, Inc.	6,200	59,520
Molycorp, Inc.†	399	2,075
		61,595
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	368	21,105
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	460	15,438
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,806	202,860
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	882	38,984
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,288	119,269
Networking Products — 0.3%
Acme Packet, Inc.†	956	27,934
Palo Alto Networks, Inc.†	5,410	306,206
		334,140
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	125	2,519
Waste Connections, Inc.	4,120	148,237
		150,756
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,724	25,619
Oil & Gas Drilling — 0.2%
Atwood Oceanics, Inc.†	295	15,499
Diamond Offshore Drilling, Inc.	1,200	83,472
Helmerich & Payne, Inc.	364	22,095

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil & Gas Drilling (continued)
Nabors Industries, Ltd.	5,000	$81,100
		202,166
Oil Companies-Exploration & Production — 3.3%
Cabot Oil & Gas Corp.	10,799	730,120
Cimarex Energy Co.	1,300	98,072
Cobalt International Energy, Inc.†	10,279	289,868
Concho Resources, Inc.†	3,110	303,007
Continental Resources, Inc.†	1,593	138,480
Energy XXI Bermuda, Ltd.	1,900	51,718
EQT Corp.	2,000	135,500
Halcon Resources Corp.†	8,600	66,994
Kosmos Energy, Ltd.†	1,161	13,119
Laredo Petroleum Holdings, Inc.†	313	5,725
Noble Energy, Inc.	649	75,063
Pioneer Natural Resources Co.	6,357	789,857
Range Resources Corp.	5,966	483,485
SM Energy Co.	2,579	152,728
Southwestern Energy Co.†	10,706	398,906
Whiting Petroleum Corp.†	275	13,981
		3,746,623
Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	5,810	378,812
Dresser-Rand Group, Inc.†	2,643	162,967
FMC Technologies, Inc.†	7,795	423,970
Lufkin Industries, Inc.	1,200	79,668
		1,045,417
Oil Refining & Marketing — 0.1%
Cheniere Energy, Inc.†	2,305	64,540
PBF Energy, Inc.	67	2,491
Tesoro Corp.	1,700	99,535
		166,566
Oil-Field Services — 0.9%
CARBO Ceramics, Inc.	324	29,507
Core Laboratories NV	1,100	151,712
MRC Global, Inc.†	229	7,541
Oceaneering International, Inc.	4,680	310,799
Oil States International, Inc.†	777	63,380
RPC, Inc.	883	13,395
SEACOR Holdings, Inc.	147	10,831
Trican Well Service, Ltd.	29,700	434,833
		1,021,998
Paper & Related Products — 0.4%
International Paper Co.	9,070	422,481
Pharmacy Services — 1.0%
Catamaran Corp.†	21,028	1,115,115
Physicians Practice Management — 0.1%
MEDNAX, Inc.†	1,600	143,408
Pipelines — 0.1%
ONEOK, Inc.	3,417	162,888
Platinum — 0.0%
Stillwater Mining Co.†	3,500	45,255
Security Description	Shares	Value (Note 2)
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	2,606	$253,069
Precious Metals — 0.0%
Tahoe Resources, Inc.†	298	5,242
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	2,683	154,541
Publishing-Books — 0.4%
John Wiley & Sons, Inc., Class A	334	13,012
McGraw-Hill Cos., Inc.	9,398	489,448
		502,460
Publishing-Periodicals — 0.1%
Nielsen Holdings NV	3,198	114,552
Quarrying — 0.3%
Compass Minerals International, Inc.	4,044	319,072
Racetracks — 0.0%
Penn National Gaming, Inc.†	87	4,735
Radio — 0.2%
Sirius XM Radio, Inc.	62,486	192,457
Real Estate Investment Trusts — 1.4%
American Campus Communities, Inc.	168	7,617
Apartment Investment & Management Co., Class A	1,682	51,570
Boston Properties, Inc.	416	42,041
BRE Properties, Inc.	358	17,427
Camden Property Trust	1,047	71,908
Digital Realty Trust, Inc.	2,113	141,381
Equity Lifestyle Properties, Inc.	561	43,085
Essex Property Trust, Inc.	625	94,113
Extra Space Storage, Inc.	1,141	44,807
Federal Realty Investment Trust	825	89,133
HCP, Inc.	520	25,927
Home Properties, Inc.	450	28,539
Host Hotels & Resorts, Inc.	28,275	494,530
Kilroy Realty Corp.	95	4,978
Mid-America Apartment Communities, Inc.	635	43,853
Plum Creek Timber Co., Inc.	2,655	138,591
Post Properties, Inc.	366	17,239
Rayonier, Inc.	1,594	95,114
Regency Centers Corp.	890	47,090
Tanger Factory Outlet Centers	1,523	55,102
Taubman Centers, Inc.	300	23,298
Weyerhaeuser Co.	2,827	88,711
		1,666,054
Real Estate Management/Services — 0.6%
BR Malls Participacoes SA	28,200	350,506
CBRE Group, Inc., Class A†	5,393	136,173
Jones Lang LaSalle, Inc.	2,200	218,702
Realogy Holdings Corp.†	206	10,061
		715,442

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	49	$1,752
Forest City Enterprises, Inc., Class A†	5,200	92,404
St. Joe Co.†	127	2,699
		96,855
Recreational Centers — 0.3%
Life Time Fitness, Inc.†	8,840	378,175
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,064	98,409
Rental Auto/Equipment — 0.2%
Aaron's, Inc.	950	27,246
Hertz Global Holdings, Inc.†	6,612	147,183
United Rentals, Inc.†	1,541	84,709
		259,138
Respiratory Products — 0.1%
ResMed, Inc.	2,347	108,807
Retail-Apparel/Shoe — 2.9%
American Eagle Outfitters, Inc.	2,500	46,750
Ascena Retail Group, Inc.†	2,020	37,471
Chico's FAS, Inc.	6,435	108,108
DSW, Inc., Class A	7,622	486,284
Foot Locker, Inc.	514	17,599
Francesca's Holdings Corp.†	12,200	349,652
Gap, Inc.	7,480	264,792
Guess?, Inc.	1,800	44,694
L Brands, Inc.	8,168	364,783
Lululemon Athletica, Inc.†	2,400	149,640
Men's Wearhouse, Inc.	1,750	58,485
PVH Corp.	4,077	435,464
Ross Stores, Inc.	7,924	480,353
Urban Outfitters, Inc.†	11,740	454,808
		3,298,883
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	1,209	99,924
AutoZone, Inc.†	1,294	513,420
O'Reilly Automotive, Inc.†	4,232	433,992
		1,047,336
Retail-Automobile — 0.4%
AutoNation, Inc.†	307	13,431
CarMax, Inc.†	7,583	316,211
Copart, Inc.†	3,875	132,835
		462,477
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	7,222	465,241
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Class A	749	64,249
Retail-Discount — 0.9%
Big Lots, Inc.†	979	34,529
Dollar General Corp.†	8,136	411,519
Dollar Tree, Inc.†	9,313	451,029
Family Dollar Stores, Inc.	1,589	93,830
		990,907
Security Description	Shares	Value (Note 2)
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,485	$258,763
Retail-Jewelry — 0.3%
Tiffany & Co.	4,350	302,499
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	2,916	150,232
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,451	135,369
Retail-Misc./Diversified — 0.5%
Dufry AG†	2,997	372,019
Five Below, Inc.	4,600	174,294
Sally Beauty Holdings, Inc.†	2,386	70,101
		616,414
Retail-Perfume & Cosmetics — 0.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,534	449,195
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	3,782	234,862
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	378	15,014
Retail-Regional Department Stores — 0.2%
Kohl's Corp.	3,461	159,656
Macy's, Inc.	861	36,024
		195,680
Retail-Restaurants — 2.2%
Bloomin' Brands, Inc.†	19,150	342,211
Brinker International, Inc.	3,965	149,282
Buffalo Wild Wings, Inc.†	5,260	460,408
Burger King Worldwide, Inc.	30,031	573,592
Chipotle Mexican Grill, Inc.†	1,171	381,594
Darden Restaurants, Inc.	2,115	109,303
Dunkin' Brands Group, Inc.	1,171	43,186
Jack in the Box, Inc.†	700	24,213
Panera Bread Co., Class A†	1,466	242,242
Tim Hortons, Inc.	3,900	211,848
		2,537,879
Retail-Sporting Goods — 0.6%
Dick's Sporting Goods, Inc.	15,516	733,907
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,133	44,504
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	4,023	50,730
Satellite Telecom — 0.5%
DigitalGlobe, Inc.†	21,090	609,712
EchoStar Corp., Class A†	171	6,664
		616,376
Savings & Loans/Thrifts — 0.1%
BankUnited, Inc.	2,900	74,298
People's United Financial, Inc.	1,198	16,101
		90,399

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Schools — 0.1%
Apollo Group, Inc., Class A†	1,579	$27,459
ITT Educational Services, Inc.†	397	5,470
Strayer Education, Inc.	1,800	87,084
		120,013
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	3,417	158,856
Atmel Corp.†	12,620	87,835
Cypress Semiconductor Corp.	1,382	15,244
Linear Technology Corp.	9,084	348,553
Maxim Integrated Products, Inc.	2,402	78,425
NXP Semiconductor NV†	13,910	420,917
		1,109,830
Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	1,300	68,562
Lam Research Corp.†	3,544	146,934
Teradyne, Inc.†	371	6,018
		221,514
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	4,709	304,343
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,684	264,843
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,157	106,318
Steel Dynamics, Inc.	778	12,347
		118,665
Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	4,400	70,444
IPG Photonics Corp.	1,924	127,773
JDS Uniphase Corp.†	35,290	471,827
		670,044
Telecom Services — 0.3%
Level 3 Communications, Inc.†	1,373	27,858
NeuStar, Inc., Class A†	1,100	51,183
tw telecom, Inc.†	2,474	62,320
Virgin Media, Inc.	4,566	223,597
		364,958
Telecommunication Equipment — 0.3%
Harris Corp.	556	25,765
Juniper Networks, Inc.†	19,790	366,907
		392,672
Telephone-Integrated — 0.0%
Windstream Corp.	5,745	45,673
Television — 0.1%
AMC Networks, Inc., Class A†	2,049	129,456
Liberty Media Corp.†	116	12,949
		142,405
Theaters — 0.1%
Cinemark Holdings, Inc.	1,888	55,583
Regal Entertainment Group, Class A	489	8,151
		63,734
Security Description	Shares	Value (Note 2)
Therapeutics — 0.8%
BioMarin Pharmaceutical, Inc.†	5,509	$342,990
Onyx Pharmaceuticals, Inc.†	3,802	337,846
Pharmacyclics, Inc.†	2,100	168,861
Questcor Pharmaceuticals, Inc.	1,500	48,810
Warner Chilcott PLC, Class A	2,754	37,317
		935,824
Tobacco — 0.4%
Lorillard, Inc.	10,338	417,138
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,090	90,143
Toys — 0.5%
Hasbro, Inc.	1,713	75,269
Mattel, Inc.	11,834	518,211
		593,480
Transactional Software — 0.5%
Solera Holdings, Inc.	8,842	515,754
VeriFone Systems, Inc.†	1,769	36,583
		552,337
Transport-Marine — 0.1%
Golar LNG, Ltd.	715	26,426
Kirby Corp.†	681	52,301
		78,727
Transport-Rail — 0.4%
Kansas City Southern	4,310	477,979
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	6,073	361,101
Era Group, Inc.†	156	3,276
Expeditors International of Washington, Inc.	6,757	241,292
Matson, Inc.	49	1,205
		606,874
Transport-Truck — 0.4%
Con-way, Inc.	503	17,711
J.B. Hunt Transport Services, Inc.	4,176	311,029
Landstar System, Inc.	3,072	175,380
		504,120
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	1,775	66,474
Mead Johnson Nutrition Co.	4,752	368,042
		434,516
Water — 0.0%
Aqua America, Inc.	258	8,112
Web Hosting/Design — 0.3%
Equinix, Inc.†	1,290	279,040
Rackspace Hosting, Inc.†	1,793	90,511
		369,551
Web Portals/ISP — 0.2%
AOL, Inc.	289	11,124
Dropbox, Inc.†(1)(2)(7)	844	7,708
SINA Corp.†	1,600	77,744
Trulia, Inc.†	3,000	94,140
		190,716

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Wire & Cable Products — 0.0%
General Cable Corp.†	50	$1,832
Wireless Equipment — 1.5%
Aruba Networks, Inc.†	5,800	143,492
Crown Castle International Corp.†	13,932	970,224
Motorola Solutions, Inc.	1,700	108,851
SBA Communications Corp., Class A†	6,594	474,900
		1,697,467
X-Ray Equipment — 0.7%
Hologic, Inc.†	33,130	748,738
Total Common Stock (cost $82,429,362)		111,112,539
CONVERTIBLE PREFERRED STOCK — 0.2%
E-Commerce/Services — 0.0%
Coupons.com, Inc.†(1)(2)(7)	12,730	34,848
Human Resources — 0.1%
Workday, Inc., Series F†(2)(6)(7)	1,498	89,170
Web Portals/ISP — 0.1%
Dropbox, Inc., Series A †(1)(2)(7)	1,047	8,979
Dropbox, Inc., Class A-1†(1)(2)(7)	5,146	39,582
		48,561
Total Convertible Preferred Stock (cost $145,915)		172,579
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell Midcap Growth Index Fund (cost $2,567,545)	15,081	1,053,710
Total Long-Term Investment Securities (cost $85,142,822)		112,338,828
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.3%
T. Rowe Price Reserve Investment Fund	396,605	396,605
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 06/06/2013(3)	$60,000	59,994
Total Short-Term Investment Securities (cost $456,597)		456,599
REPURCHASE AGREEMENTS — 2.5%
Bank of America Securities LLC Joint Repurchase Agreement(4)	325,000	325,000
Barclays Capital Inc. Joint Repurchase Agreement(4)	550,000	550,000
BNP Paribas SA Joint Repurchase Agreement(4)	325,000	325,000
Deutsche Bank AG Joint Repurchase Agreement(4)	65,000	65,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	435,000	435,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	861,000	861,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
UBS Securities LLC Joint Repurchase Agreement(4)	$370,000	$370,000
Total Repurchase Agreements (cost $2,931,000)		2,931,000
TOTAL INVESTMENTS (cost $88,530,419)(5)	100.5%	115,726,427
Liabilities in excess of other assets	(0.5)	(534,436)
NET ASSETS	100.0%	$115,191,991

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $180,287 representing 0.2% of net assets.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2013, the Mid Cap Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Coupons.com, Inc. Convertible Preferred Stock	06/01/2011	6,365	$69,930
	08/18/2011	6,365	—
		12,730	69,930	$34,848	$2.74	0.03%
Dropbox, Inc. Common Stock	05/01/2012	844	7,637	7,708	9.13	0.01%
Dropbox, Inc. Series A Convertible Preferred Stock	05/01/2012	1,047	9,474	8,979	8.58	0.01%
Dropbox, Inc. Class A-1 Convertible Preferred Stock	05/01/2012	5,146	46,567	39,582	7.69	0.03%
Workday, Inc. Series F Convertible Preferred Stock	10/13/2011	1,484	19,678
	09/28/2012	14	266
		1,498	$19,944	89,170	59.53	0.08%
				$180,287		0.16%

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	June 2013	$793,952	$805,700	$11,748

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Web Portals/ISP	$183,008	$—	$7,708	$190,716
Other Industries*	110,921,823	—	—	110,921,823
Convertible Preferred Stock
Human Resources	—	89,170	—	89,170
Other Industries*	—	—	83,409	83,409
Exchange-Traded Funds	1,053,710	—	—	1,053,710
Short-Term Investment Securities:
Registered Investment Companies	396,605	—	—	396,605
U.S. Government Treasuries	—	59,994	—	59,994
Repurchase Agreements	—	2,931,000	—	2,931,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	11,748	—	—	11,748
Total	$112,566,894	$3,080,164	$91,117	$115,738,175

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	9.2%
Electric-Integrated	6.1
Banks-Commercial	4.1
Oil Companies-Exploration & Production	3.3
Insurance-Multi-line	3.1
Diversified Manufacturing Operations	2.9
Oil Refining & Marketing	2.7
Insurance-Reinsurance	1.9
Repurchase Agreements	1.8
Banks-Super Regional	1.8
Medical-HMO	1.8
Electronic Components-Semiconductors	1.6
Engineering/R&D Services	1.5
Investment Management/Advisor Services	1.5
Steel-Producers	1.4
Insurance-Life/Health	1.4
Gas-Distribution	1.4
Insurance-Property/Casualty	1.3
Chemicals-Diversified	1.2
Medical-Generic Drugs	1.2
Containers-Paper/Plastic	1.1
Retail-Regional Department Stores	1.1
Finance-Investment Banker/Broker	1.1
Semiconductor Equipment	1.0
Beverages-Wine/Spirits	0.9
Medical-Hospitals	0.9
Data Processing/Management	0.9
Oil & Gas Drilling	0.9
Insurance Brokers	0.9
Medical-Biomedical/Gene	0.8
Food-Misc./Diversified	0.8
Computers-Memory Devices	0.8
Chemicals-Specialty	0.8
Retail-Apparel/Shoe	0.8
Paper & Related Products	0.8
Distribution/Wholesale	0.8
Semiconductor Components-Integrated Circuits	0.8
Networking Products	0.7
Building & Construction Products-Misc.	0.7
Index Fund	0.7
Oil Field Machinery & Equipment	0.7
Finance-Consumer Loans	0.7
Real Estate Management/Services	0.7
Oil-Field Services	0.7
Advertising Agencies	0.6
Beverages-Non-alcoholic	0.6
Agricultural Chemicals	0.6
X-Ray Equipment	0.6
Agricultural Operations	0.6
Building-Residential/Commercial	0.6
Finance-Other Services	0.6
Auto/Truck Parts & Equipment-Original	0.6
Medical Instruments	0.6
E-Commerce/Services	0.6
Independent Power Producers	0.6
Tools-Hand Held	0.5
Consumer Products-Misc.	0.5
Telecommunication Equipment	0.5
Medical Products	0.5
Appliances	0.5
Electronic Measurement Instruments	0.5%
Hotels/Motels	0.5
Electronic Forms	0.4
Investment Companies	0.4
Medical Labs & Testing Services	0.4
Machinery-General Industrial	0.4
Electronic Components-Misc.	0.4
Broadcast Services/Program	0.4
Casino Hotels	0.4
Aerospace/Defense	0.4
Non-Hazardous Waste Disposal	0.4
Metal Processors & Fabrication	0.4
Applications Software	0.4
Aerospace/Defense-Equipment	0.4
Steel-Specialty	0.4
Transport-Services	0.4
Coal	0.3
Soap & Cleaning Preparation	0.3
Cellular Telecom	0.3
Savings & Loans/Thrifts	0.3
Instruments-Scientific	0.3
Machine Tools & Related Products	0.3
Medical-Wholesale Drug Distribution	0.3
Retail-Restaurants	0.3
Building Products-Air & Heating	0.3
Transport-Marine	0.3
Auto-Heavy Duty Trucks	0.3
Retail-Jewelry	0.3
Retail-Auto Parts	0.3
Containers-Metal/Glass	0.2
Power Converter/Supply Equipment	0.2
Machinery-Pumps	0.2
Retail-Home Furnishings	0.2
Industrial Automated/Robotic	0.2
Instruments-Controls	0.2
Computers-Integrated Systems	0.2
Internet Security	0.2
Rental Auto/Equipment	0.2
Dialysis Centers	0.2
Electronic Connectors	0.2
Electronic Security Devices	0.2
Food-Meat Products	0.2
Electric-Transmission	0.2
Airlines	0.2
Motorcycle/Motor Scooter	0.2
Cosmetics & Toiletries	0.2
Cable/Satellite TV	0.2
Oil Companies-Integrated	0.2
Medical-Drugs	0.2
Office Automation & Equipment	0.2
Banks-Fiduciary	0.2
Entertainment Software	0.1
Television	0.1
Consulting Services	0.1
Water	0.1
Food-Confectionery	0.1
Human Resources	0.1
Computer Services	0.1
Retail-Pet Food & Supplies	0.1
Retail-Office Supplies	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited) (continued)

Industry Allocation*
Metal-Aluminum	0.1%
Building Products-Cement	0.1
Telecom Services	0.1
Enterprise Software/Service	0.1
Retail-Automobile	0.1
Electric-Generation	0.1
Telephone-Integrated	0.1
Real Estate Operations & Development	0.1
Home Decoration Products	0.1
Electronics-Military	0.1
Diversified Operations	0.1
Publishing-Newspapers	0.1
Diagnostic Kits	0.1
Electronic Parts Distribution	0.1
Textile-Home Furnishings	0.1
Commercial Services	0.1
Brewery	0.1
Finance-Credit Card	0.1
Machinery-Farming	0.1
Batteries/Battery Systems	0.1
Retail-Consumer Electronics	0.1
Food-Retail	0.1
Cruise Lines	0.1
Electronic Design Automation	0.1
Commercial Services-Finance	0.1
Financial Guarantee Insurance	0.1
Electric Products-Misc.	0.1
Private Equity	0.1
Retail-Major Department Stores	0.1
Office Supplies & Forms	0.1
Physicians Practice Management	0.1
Pharmacy Services	0.1
Toys	0.1
Machinery-Construction & Mining	0.1
Funeral Services & Related Items	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.2%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	127,820	$1,665,495
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	553	4,142
Lamar Advertising Co., Class A†	342	16,625
		20,767
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	12,100	915,970
Spirit Aerosystems Holdings, Inc., Class A†	2,971	56,419
		972,389
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.	1,073	77,717
B/E Aerospace, Inc.†	9,907	597,293
Exelis, Inc.	6,045	65,830
Triumph Group, Inc.	2,510	197,035
		937,875
Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	8,427	1,604,248
Intrepid Potash, Inc.	912	17,109
		1,621,357
Agricultural Operations — 0.6%
Bunge, Ltd.	21,428	1,582,029
Airlines — 0.2%
Copa Holdings SA, Class A	205	24,520
Delta Air Lines, Inc.†	9,937	164,060
Southwest Airlines Co.	19,035	256,592
		445,172
Appliances — 0.5%
Whirlpool Corp.	10,321	1,222,626
Applications Software — 0.4%
Compuware Corp.†	6,682	83,525
PTC, Inc.†	33,645	857,611
ServiceNow, Inc.†	111	4,018
		945,154
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	941	18,848
Audio/Video Products — 0.0%
Harman International Industries, Inc.	2,283	101,890
Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp.†	2,298	79,442
Oshkosh Corp.†	2,969	126,153
PACCAR, Inc.	8,944	452,208
		657,803
Auto/Truck Parts & Equipment-Original — 0.6%
Delphi Automotive PLC	14,205	630,702
Lear Corp.	3,228	177,120
TRW Automotive Holdings Corp.†	11,375	625,625
Visteon Corp.†	1,600	92,320
WABCO Holdings, Inc.†	150	10,589
		1,536,356
Security Description	Shares	Value (Note 2)
Banks-Commercial — 4.1%
Associated Banc-Corp.	5,635	$85,596
Bank of Hawaii Corp.	1,475	74,945
BOK Financial Corp.	834	51,958
CapitalSource, Inc.	6,853	65,926
CIT Group, Inc.†	62,652	2,724,109
City National Corp.	14,311	843,061
Commerce Bancshares, Inc.	2,554	104,280
Cullen/Frost Bankers, Inc.	1,726	107,927
East West Bancorp, Inc.	4,684	120,238
First Citizens BancShares, Inc., Class A	154	28,136
First Horizon National Corp.	8,186	87,426
First Republic Bank	18,486	713,929
Fulton Financial Corp.	6,505	76,108
M&T Bank Corp.	28,964	2,987,926
Popular, Inc.†	3,330	91,941
Regions Financial Corp.	45,759	374,766
Signature Bank†	6,304	496,503
SVB Financial Group†	1,432	101,586
Synovus Financial Corp.	25,483	70,588
TCF Financial Corp.	5,254	78,600
Valley National Bancorp.	6,390	65,434
Zions Bancorporation	50,837	1,270,417
		10,621,400
Banks-Fiduciary — 0.2%
Northern Trust Corp.	6,984	381,047
Banks-Super Regional — 1.8%
Comerica, Inc.	33,672	1,210,509
Fifth Third Bancorp	86,507	1,410,929
Huntington Bancshares, Inc.	28,013	207,016
KeyCorp	30,879	307,555
SunTrust Banks, Inc.	54,435	1,568,272
		4,704,281
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,005	199,959
Beverages-Non-alcoholic — 0.6%
Coca-Cola Enterprises, Inc.	30,493	1,125,802
Monster Beverage Corp.†	10,865	518,695
		1,644,497
Beverages-Wine/Spirits — 0.9%
Beam, Inc.	12,506	794,631
Brown-Forman Corp., Class B	616	43,983
Constellation Brands, Inc., Class A†	33,525	1,597,131
		2,435,745
Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,150	203,059
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	5,300	417,322
Scripps Networks Interactive, Inc., Class A	7,896	508,029
Starz-Liberty Capital†	3,288	72,829
		998,180

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building & Construction Products-Misc. — 0.7%
Fortune Brands Home & Security, Inc.†	21,190	$793,142
Owens Corning†	26,637	1,050,297
		1,843,439
Building Products-Air & Heating — 0.3%
Lennox International, Inc.	10,628	674,772
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	726	74,067
Vulcan Materials Co.	4,192	216,726
		290,793
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co. NV	1,481	91,970
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,290	47,459
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	8,347	202,832
Lennar Corp., Class A	5,241	217,397
NVR, Inc.†	18	19,442
PulteGroup, Inc.†	11,087	224,401
Toll Brothers, Inc.†	26,576	909,962
		1,574,034
Cable/Satellite TV — 0.2%
Cablevision Systems Corp., Class A	5,794	86,678
Charter Communications, Inc., Class A†	2,524	262,951
DISH Network Corp., Class A	1,449	54,917
		404,546
Casino Hotels — 0.4%
MGM Resorts International†	74,856	984,356
Casino Services — 0.0%
International Game Technology	3,859	63,673
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	9,837	107,223
NII Holdings, Inc.†	5,564	24,092
Sprint Nextel Corp.†	97,155	603,333
U.S. Cellular Corp.†	444	15,984
		750,632
Chemicals-Diversified — 1.2%
Axiall Corp.	20,846	1,295,787
Celanese Corp., Series A	19,899	876,551
Chemtura Corp.†	34,100	736,901
Huntsman Corp.	6,195	115,165
Rockwood Holdings, Inc.	1,555	101,759
Westlake Chemical Corp.	497	46,470
		3,172,633
Chemicals-Specialty — 0.8%
Albemarle Corp.	1,260	78,775
Ashland, Inc.	18,042	1,340,521
Cabot Corp.	2,054	70,247
Cytec Industries, Inc.	1,490	110,379
Eastman Chemical Co.	890	62,184
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
International Flavors & Fragrances, Inc.	5,500	$421,685
WR Grace & Co.†	208	16,122
		2,099,913
Coal — 0.3%
Alpha Natural Resources, Inc.†	7,136	58,587
CONSOL Energy, Inc.	7,372	248,068
Peabody Energy Corp.	23,242	491,568
Walter Energy, Inc.	2,025	57,712
		855,935
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	661	10,344
RPM International, Inc.	2,603	82,203
		92,547
Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†	687	38,994
Commercial Services — 0.1%
Iron Mountain, Inc.	367	13,326
Quanta Services, Inc.†	6,771	193,515
		206,841
Commercial Services-Finance — 0.1%
Equifax, Inc.	390	22,460
H&R Block, Inc.	3,316	97,557
Paychex, Inc.	714	25,040
Total System Services, Inc.	745	18,461
		163,518
Computer Services — 0.1%
Computer Sciences Corp.	5,028	247,528
DST Systems, Inc.	907	64,642
		312,170
Computer Software — 0.0%
Akamai Technologies, Inc.†	441	15,563
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	14,861	85,748
Diebold, Inc.	1,881	57,032
NCR Corp.†	15,700	432,692
		575,472
Computers-Memory Devices — 0.8%
NetApp, Inc.†	42,602	1,455,284
SanDisk Corp.†	7,894	434,170
Western Digital Corp.	4,266	214,495
		2,103,949
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,092	55,229
Stratasys, Ltd.†	546	40,524
		95,753
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	790	10,618
CoreLogic, Inc.†	3,157	81,640
Genpact, Ltd.	808	14,697
SAIC, Inc.	5,943	80,528

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Consulting Services (continued)
Towers Watson & Co., Class A	1,967	$136,352
Verisk Analytics, Inc., Class A†	652	40,183
		364,018
Consumer Products-Misc. — 0.5%
Clorox Co.	3,953	349,959
Jarden Corp.†	2,985	127,907
Scotts Miracle-Gro Co., Class A	159	6,875
Tupperware Brands Corp.	10,800	882,792
		1,367,533
Containers-Metal/Glass — 0.2%
Ball Corp.	8,200	390,156
Crown Holdings, Inc.†	3,665	152,500
Greif, Inc., Class A	1,016	54,478
Owens-Illinois, Inc.†	1,389	37,017
		634,151
Containers-Paper/Plastic — 1.1%
Bemis Co., Inc.	3,340	134,802
Packaging Corp. of America	10,972	492,314
Rock-Tenn Co., Class A	11,526	1,069,498
Sealed Air Corp.	42,399	1,022,240
Sonoco Products Co.	3,259	114,032
		2,832,886
Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	19,604	406,391
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	430	12,754
Royal Caribbean Cruises, Ltd.	4,905	162,944
		175,698
Data Processing/Management — 0.9%
Dun & Bradstreet Corp.	434	36,304
Fidelity National Information Services, Inc.	57,362	2,272,682
Fiserv, Inc.†	765	67,190
		2,376,176
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	2,544	107,916
Patterson Cos., Inc.	217	8,255
		116,171
Diagnostic Kits — 0.1%
Alere, Inc.†	2,604	66,480
QIAGEN NV†	7,630	160,841
		227,321
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	4,100	486,219
Distribution/Wholesale — 0.8%
Arrow Electronics, Inc.†	22,733	923,415
Ingram Micro, Inc., Class A†	4,935	97,121
WESCO International, Inc.†	14,212	1,031,933
		2,052,469
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 2.9%
Carlisle Cos., Inc.	11,221	$760,672
Colfax Corp.†	1,108	51,566
Crane Co.	1,585	88,538
Dover Corp.	29,852	2,175,614
Eaton Corp. PLC	30,400	1,862,000
Harsco Corp.	2,610	64,650
Ingersoll-Rand PLC	1,742	95,827
ITT Corp.	2,285	64,963
Leggett & Platt, Inc.	4,541	153,395
Parker Hannifin Corp.	2,692	246,533
Pentair, Ltd.	19,308	1,018,497
SPX Corp.	1,064	84,013
Textron, Inc.	23,917	712,966
Trinity Industries, Inc.	2,600	117,858
		7,497,092
Diversified Operations — 0.1%
Leucadia National Corp.	8,597	235,816
E-Commerce/Services — 0.6%
Expedia, Inc.	1,062	63,731
IAC/InterActiveCorp	2,155	96,285
Liberty Interactive Corp., Class A†	56,526	1,208,526
Liberty Ventures, Series A†	1,034	78,150
		1,446,692
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	3,816	29,307
Molex, Inc.	4,474	130,999
		160,306
Electric-Generation — 0.1%
AES Corp.	20,787	261,293
Electric-Integrated — 6.1%
Alliant Energy Corp.	3,595	180,397
Ameren Corp.	7,861	275,292
CMS Energy Corp.	74,064	2,069,348
DTE Energy Co.	5,511	376,622
Edison International	29,755	1,497,272
Entergy Corp.	5,739	362,934
Great Plains Energy, Inc.	4,416	102,407
Hawaiian Electric Industries, Inc.	3,130	86,732
Integrys Energy Group, Inc.	2,536	147,494
MDU Resources Group, Inc.	6,118	152,889
National Fuel Gas Co.	2,348	144,050
Northeast Utilities	28,159	1,223,790
NV Energy, Inc.	72,096	1,444,083
OGE Energy Corp.	9,978	698,260
Pepco Holdings, Inc.	7,396	158,274
PG&E Corp.	9,800	436,394
Pinnacle West Capital Corp.	3,547	205,336
PPL Corp.	87,767	2,747,985
SCANA Corp.	18,712	957,306
TECO Energy, Inc.	6,987	124,508
Westar Energy, Inc.	4,088	135,640
Wisconsin Energy Corp.	17,566	753,406
Xcel Energy, Inc.	52,174	1,549,568
		15,829,987

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Transmission — 0.2%
ITC Holdings Corp.	5,000	$446,300
Electronic Components-Misc. — 0.4%
AVX Corp.	1,555	18,505
Garmin, Ltd.	3,274	108,173
Jabil Circuit, Inc.	4,901	90,570
TE Connectivity, Ltd.	19,300	809,249
Vishay Intertechnology, Inc.†	4,280	58,251
		1,084,748
Electronic Components-Semiconductors — 1.6%
Altera Corp.	36,593	1,297,954
Avago Technologies, Ltd.	22,193	797,173
Broadcom Corp., Class A	13,100	454,177
Cree, Inc.†	3,763	205,874
Fairchild Semiconductor International, Inc.†	4,124	58,313
Freescale Semiconductor, Ltd.†	95	1,414
Micron Technology, Inc.†	32,061	319,969
NVIDIA Corp.	20,048	257,015
ON Semiconductor Corp.†	15,482	128,191
PMC - Sierra, Inc.†	6,753	45,853
Rovi Corp.†	2,664	57,036
Silicon Laboratories, Inc.†	122	5,046
Skyworks Solutions, Inc.†	670	14,760
Xilinx, Inc.	10,700	408,419
		4,051,194
Electronic Connectors — 0.2%
Amphenol Corp., Class A	6,293	469,772
Electronic Design Automation — 0.1%
Synopsys, Inc.†	4,619	165,730
Electronic Forms — 0.4%
Adobe Systems, Inc.†	26,083	1,134,871
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	26,930	1,130,252
FLIR Systems, Inc.	891	23,175
Itron, Inc.†	1,295	60,088
		1,213,515
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	4,446	160,945
Tech Data Corp.†	1,223	55,781
		216,726
Electronic Security Devices — 0.2%
Tyco International, Ltd.	14,300	457,600
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,926	236,772
Engineering/R&D Services — 1.5%
Aecom Technology Corp.†	3,393	111,290
Engility Holdings, Inc.†	526	12,614
Fluor Corp.	1,386	91,933
Jacobs Engineering Group, Inc.†	35,838	2,015,529
KBR, Inc.	4,808	154,241
McDermott International, Inc.†	7,632	83,876
Security Description	Shares	Value (Note 2)
Engineering/R&D Services (continued)
URS Corp.	31,754	$1,505,457
		3,974,940
Enterprise Software/Service — 0.1%
CA, Inc.	10,840	272,843
Workday, Inc., Class A†	194	11,956
		284,799
Entertainment Software — 0.1%
Activision Blizzard, Inc.	13,722	199,930
Electronic Arts, Inc.†	9,733	172,274
		372,204
Finance-Consumer Loans — 0.7%
SLM Corp.	84,474	1,730,027
Finance-Credit Card — 0.1%
Discover Financial Services	4,500	201,780
Finance-Investment Banker/Broker — 1.1%
E*TRADE Financial Corp.†	9,255	99,121
Interactive Brokers Group, Inc., Class A	1,290	19,234
Lazard, Ltd., Class A	21,451	732,123
LPL Financial Holdings, Inc.	222	7,157
Raymond James Financial, Inc.	26,884	1,239,352
TD Ameritrade Holding Corp.	33,514	691,059
		2,788,046
Finance-Leasing Companies — 0.0%
Air Lease Corp.	2,184	64,035
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	382	14,111
NASDAQ OMX Group, Inc.	37,825	1,221,747
NYSE Euronext	8,229	317,969
		1,553,827
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	5,552	114,427
MBIA, Inc.†	4,584	47,077
		161,504
Food-Confectionery — 0.1%
J.M. Smucker Co.	3,629	359,852
Food-Dairy Products — 0.0%
Dean Foods Co.†	849	15,393
WhiteWave Foods Co., Class A†	317	5,411
		20,804
Food-Meat Products — 0.2%
Hillshire Brands Co.	569	20,000
Hormel Foods Corp.	1,869	77,227
Smithfield Foods, Inc.†	4,493	118,975
Tyson Foods, Inc., Class A	9,415	233,680
		449,882
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	1,211	54,931
ConAgra Foods, Inc.	13,457	481,895
H.J. Heinz Co.	3,907	282,359
Hain Celestial Group, Inc.†	8,246	503,665
Ingredion, Inc.	1,946	140,735

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Food-Misc./Diversified (continued)
Kellogg Co.	7,000	$451,010
Pinnacle Foods, Inc.†	11,900	238,000
		2,152,595
Food-Retail — 0.1%
Safeway, Inc.	6,714	176,914
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	432	24,058
Funeral Services & Related Items — 0.1%
Service Corp. International	7,033	117,662
Gas-Distribution — 1.4%
AGL Resources, Inc.	3,801	159,452
Atmos Energy Corp.	2,917	124,527
CenterPoint Energy, Inc.	13,843	331,678
NiSource, Inc.	15,672	459,816
Questar Corp.	25,964	631,704
Sempra Energy	19,458	1,555,472
UGI Corp.	3,640	139,740
Vectren Corp.	2,656	94,076
		3,496,465
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	9,392	245,131
Hotels/Motels — 0.5%
Choice Hotels International, Inc.	787	33,298
Hyatt Hotels Corp., Class A†	12,364	534,496
Marriott International, Inc., Class A	607	25,634
Starwood Hotels & Resorts Worldwide, Inc.	9,454	602,503
		1,195,931
Human Resources — 0.1%
Manpower, Inc.	2,598	147,359
Monster Worldwide, Inc.†	36,800	186,576
		333,935
Independent Power Producers — 0.6%
Calpine Corp.†	56,473	1,163,344
NRG Energy, Inc.	10,422	276,079
		1,439,423
Industrial Automated/Robotic — 0.2%
Nordson Corp.	152	10,024
Rockwell Automation, Inc.	6,586	568,701
		578,725
Instruments-Controls — 0.2%
Sensata Technologies Holding NV†	17,509	575,521
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	22,190	746,472
Insurance Brokers — 0.9%
Aon PLC	9,676	595,074
Brown & Brown, Inc.	17,151	549,518
Marsh & McLennan Cos., Inc.	16,700	634,099
Willis Group Holdings PLC	11,371	449,041
		2,227,732
Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 1.4%
Lincoln National Corp.	34,347	$1,120,056
Principal Financial Group, Inc.	52,951	1,801,922
Protective Life Corp.	2,624	93,939
StanCorp Financial Group, Inc.	1,438	61,489
Torchmark Corp.	3,028	181,074
Unum Group	8,751	247,216
		3,505,696
Insurance-Multi-line — 3.1%
ACE, Ltd.	12,900	1,147,713
Allstate Corp.	15,600	765,492
American Financial Group, Inc.	2,578	122,146
American National Insurance Co.	233	20,241
Assurant, Inc.	2,627	118,241
Cincinnati Financial Corp.	4,730	223,209
CNA Financial Corp.	855	27,950
Genworth Financial, Inc., Class A†	15,923	159,230
Hartford Financial Services Group, Inc.	102,433	2,642,771
Kemper Corp.	1,596	52,046
Old Republic International Corp.	8,406	106,840
XL Group PLC	85,385	2,587,165
		7,973,044
Insurance-Property/Casualty — 1.3%
Alleghany Corp.†	548	216,964
Arch Capital Group, Ltd.†	3,897	204,865
Fidelity National Financial, Inc., Class A	7,218	182,110
Hanover Insurance Group, Inc.	795	39,496
HCC Insurance Holdings, Inc.	3,279	137,816
Markel Corp.†	1,138	572,983
Mercury General Corp.	868	32,923
ProAssurance Corp.	1,986	93,998
Progressive Corp.	19,800	500,346
White Mountains Insurance Group, Ltd.	183	103,783
WR Berkley Corp.	27,453	1,218,090
		3,303,374
Insurance-Reinsurance — 1.9%
Allied World Assurance Co. Holdings AG	577	53,499
Aspen Insurance Holdings, Ltd.	2,317	89,390
Axis Capital Holdings, Ltd.	3,350	139,427
Endurance Specialty Holdings, Ltd.	1,261	60,288
Everest Re Group, Ltd.	19,532	2,536,426
PartnerRe, Ltd.	18,829	1,753,168
Reinsurance Group of America, Inc.	2,388	142,492
RenaissanceRe Holdings, Ltd.	1,434	131,914
Validus Holdings, Ltd.	2,869	107,215
		5,013,819
Internet Incubators — 0.0%
HomeAway, Inc.†	118	3,835
Internet Security — 0.2%
Symantec Corp.†	22,019	543,429
VeriSign, Inc.†	409	19,337
		562,766

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Investment Companies — 0.4%
Ares Capital Corp.	62,435	$1,130,073
Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	5,323	817,453
Ameriprise Financial, Inc.	11,909	877,098
Federated Investors, Inc., Class B	494	11,693
Invesco, Ltd.	63,779	1,847,040
Janus Capital Group, Inc.	6,107	57,406
Legg Mason, Inc.	4,267	137,184
		3,747,874
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,866	82,347
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	13,593	530,671
Lincoln Electric Holdings, Inc.	3,425	185,566
		716,237
Machinery-Construction & Mining — 0.1%
Terex Corp.	3,577	123,120
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,356	110,595
Machinery-Farming — 0.1%
AGCO Corp.	3,150	164,178
CNH Global NV	901	37,229
		201,407
Machinery-General Industrial — 0.4%
Gardner Denver, Inc.	1,622	121,828
IDEX Corp.	16,694	891,794
Manitowoc Co., Inc.	1,020	20,971
Zebra Technologies Corp., Class A†	1,415	66,689
		1,101,282
Machinery-Pumps — 0.2%
Flowserve Corp.	2,717	455,668
Xylem, Inc.	5,353	147,529
		603,197
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	5,552	75,452
Medical Instruments — 0.6%
Boston Scientific Corp.†	185,766	1,450,833
St. Jude Medical, Inc.	2,101	84,964
		1,535,797
Medical Labs & Testing Services — 0.4%
Covance, Inc.†	1,683	125,080
Laboratory Corp. of America Holdings†	8,000	721,600
Quest Diagnostics, Inc.	4,533	255,888
		1,102,568
Medical Products — 0.5%
CareFusion Corp.†	7,189	251,543
Cooper Cos., Inc.	1,077	116,187
Henry Schein, Inc.†	1,258	116,428
Hill-Rom Holdings, Inc.	2,010	70,792
Hospira, Inc.†	5,350	175,640
Security Description	Shares	Value (Note 2)
Medical Products (continued)
Sirona Dental Systems, Inc.†	1,468	$108,236
Teleflex, Inc.	1,322	111,722
Zimmer Holdings, Inc.	5,136	386,330
		1,336,878
Medical-Biomedical/Gene — 0.8%
Bio-Rad Laboratories, Inc., Class A†	656	82,656
Charles River Laboratories International, Inc.†	581	25,721
Life Technologies Corp.†	23,365	1,510,080
Vertex Pharmaceuticals, Inc.†	9,878	543,092
		2,161,549
Medical-Drugs — 0.2%
Endo Health Solutions, Inc.†	1,335	41,065
Forest Laboratories, Inc.†	8,608	327,448
Zoetis, Inc.†	967	32,307
		400,820
Medical-Generic Drugs — 1.2%
Actavis, Inc.†	11,300	1,040,843
Mylan, Inc.†	73,632	2,130,910
		3,171,753
Medical-HMO — 1.8%
Aetna, Inc.	30,464	1,557,320
Cigna Corp.	30,341	1,892,368
Coventry Health Care, Inc.	4,336	203,922
Health Net, Inc.†	2,698	77,217
Humana, Inc.	13,487	932,086
		4,662,913
Medical-Hospitals — 0.9%
Community Health Systems, Inc.	25,746	1,220,103
HCA Holdings, Inc.	1,881	76,425
Health Management Associates, Inc., Class A†	8,305	106,886
LifePoint Hospitals, Inc.†	1,580	76,567
Tenet Healthcare Corp.†	3,154	150,067
Universal Health Services, Inc., Class B	11,930	761,969
		2,392,017
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	13,419	690,408
Metal Processors & Fabrication — 0.4%
Timken Co.	16,805	950,827
Metal-Aluminum — 0.1%
Alcoa, Inc.	34,558	294,434
Metal-Diversified — 0.0%
Molycorp, Inc.†	2,321	12,069
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	5,175	98,377
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	1,432	82,125

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	648	$21,747
DreamWorks Animation SKG, Inc., Class A†	2,197	41,655
		63,402
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	7,800	415,740
Networking Products — 0.7%
Anixter International, Inc.	16,700	1,167,664
Palo Alto Networks, Inc.†	54	3,057
Polycom, Inc.†	67,504	747,944
		1,918,665
Non-Hazardous Waste Disposal — 0.4%
Covanta Holding Corp.	3,279	66,072
Republic Services, Inc.	9,823	324,159
Waste Connections, Inc.	15,824	569,347
		959,578
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	2,109	31,340
Xerox Corp.	41,227	354,552
		385,892
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,358	144,629
Oil & Gas Drilling — 0.9%
Atwood Oceanics, Inc.†	10,865	570,847
Diamond Offshore Drilling, Inc.	2,230	155,119
Helmerich & Payne, Inc.	2,390	145,073
Nabors Industries, Ltd.	35,805	580,757
Patterson-UTI Energy, Inc.	4,733	112,835
Rowan Cos. PLC, Class A†	19,623	693,869
		2,258,500
Oil Companies-Exploration & Production — 3.3%
Chesapeake Energy Corp.	21,458	437,958
Cimarex Energy Co.	2,777	209,497
Cobalt International Energy, Inc.†	346	9,757
Concho Resources, Inc.†	8,147	793,762
Denbury Resources, Inc.†	12,656	236,035
Energen Corp.	2,337	121,547
EQT Corp.	4,264	288,886
EXCO Resources, Inc.	4,015	28,627
Laredo Petroleum Holdings, Inc.†	51	933
Newfield Exploration Co.†	4,367	97,908
Noble Energy, Inc.	11,381	1,316,327
Pioneer Natural Resources Co.	6,069	754,073
Plains Exploration & Production Co.†	4,176	198,235
QEP Resources, Inc.	32,379	1,030,947
Range Resources Corp.	16,243	1,316,333
SandRidge Energy, Inc.†	15,856	83,561
SM Energy Co.	347	20,549
Southwestern Energy Co.†	32,283	1,202,865
Ultra Petroleum Corp.†	4,954	99,575
Unit Corp.†	1,573	71,650
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Whiting Petroleum Corp.†	3,269	$166,196
WPX Energy, Inc.†	6,438	103,137
		8,588,358
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	6,291	400,925
Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	28,091	1,831,533
Oil Refining & Marketing — 2.7%
Cheniere Energy, Inc.†	2,403	67,284
HollyFrontier Corp.	22,078	1,135,913
Marathon Petroleum Corp.	25,292	2,266,163
PBF Energy, Inc.	632	23,498
Tesoro Corp.	26,859	1,572,595
Valero Energy Corp.	41,433	1,884,787
		6,950,240
Oil-Field Services — 0.7%
MRC Global, Inc.†	285	9,385
Oil States International, Inc.†	5,780	471,475
RPC, Inc.	251	3,808
SEACOR Holdings, Inc.	355	26,156
Superior Energy Services, Inc.†	46,404	1,205,112
		1,715,936
Paper & Related Products — 0.8%
Domtar Corp.	1,111	86,236
International Paper Co.	37,871	1,764,031
MeadWestvaco Corp.	5,602	203,353
		2,053,620
Pharmacy Services — 0.1%
Omnicare, Inc.	3,394	138,204
Physicians Practice Management — 0.1%
MEDNAX, Inc.†	1,594	142,870
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	6,437	625,097
Precious Metals — 0.0%
Tahoe Resources, Inc.†	2,035	35,796
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	5,841	70,384
Private Equity — 0.1%
American Capital, Ltd.†	10,229	149,292
Professional Sports — 0.0%
Madison Square Garden, Co., Class A†	1,850	106,560
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	862	33,584
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,612	166,474
Washington Post Co., Class B	137	61,239
		227,713
Publishing-Periodicals — 0.0%
Nielsen Holdings NV	2,958	105,956
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,965	106,955

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts — 9.2%
Alexandria Real Estate Equities, Inc.	19,076	$1,354,015
American Campus Communities, Inc.	8,918	404,342
American Capital Agency Corp.	12,859	421,518
Annaly Capital Management, Inc.	31,575	501,727
Apartment Investment & Management Co., Class A	1,334	40,900
AvalonBay Communities, Inc.	13,375	1,694,211
BioMed Realty Trust, Inc.	26,887	580,759
Boston Properties, Inc.	4,033	407,575
Brandywine Realty Trust	19,342	287,229
BRE Properties, Inc.	1,779	86,602
Camden Property Trust	11,336	778,556
CBL & Associates Properties, Inc.	4,814	113,610
Chimera Investment Corp.	33,281	106,166
CommonWealth REIT	3,837	86,102
Corporate Office Properties Trust	2,782	74,224
Corrections Corp. of America	3,239	126,548
DDR Corp.	7,695	134,047
Digital Realty Trust, Inc.	12,619	844,337
Douglas Emmett, Inc.	4,524	112,783
Duke Realty Corp.	10,413	176,813
Equity Lifestyle Properties, Inc.	233	17,894
Extra Space Storage, Inc.	1,326	52,072
Federal Realty Investment Trust	445	48,078
General Growth Properties, Inc.	17,107	340,087
Hatteras Financial Corp.	3,168	86,898
HCP, Inc.	13,637	679,941
Health Care REIT, Inc.	8,392	569,901
Home Properties, Inc.	774	49,087
Hospitality Properties Trust	4,533	124,386
Host Hotels & Resorts, Inc.	23,299	407,500
Kilroy Realty Corp.	2,233	117,009
Kimco Realty Corp.	50,900	1,140,160
Liberty Property Trust	46,070	1,831,283
Macerich Co.	15,095	971,816
Mack-Cali Realty Corp.	2,845	81,395
MFA Financial, Inc.	76,432	712,346
Mid-America Apartment Communities, Inc.	74	5,110
National Retail Properties, Inc.	3,757	135,891
Piedmont Office Realty Trust, Inc.	5,596	109,626
Post Properties, Inc.	1,032	48,607
Prologis, Inc.	14,916	596,342
Rayonier, Inc.	825	49,228
Realty Income Corp.	6,363	288,562
Regency Centers Corp.	1,160	61,376
Retail Properties of America, Inc., Class A	2,756	40,789
Senior Housing Properties Trust	6,100	163,663
Silver Bay Realty Trust Corp.	1,528	31,628
SL Green Realty Corp.	2,904	250,063
Tanger Factory Outlet Centers	19,358	700,372
Taubman Centers, Inc.	1,312	101,890
Two Harbors Investment Corp.	31,182	393,205
UDR, Inc.	8,014	193,859
Ventas, Inc.	36,044	2,638,421
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Vornado Realty Trust	14,214	$1,188,859
Weingarten Realty Investors	10,726	338,405
Weyerhaeuser Co.	26,140	820,273
		23,718,086
Real Estate Management/Services — 0.7%
Jones Lang LaSalle, Inc.	16,717	1,661,837
Realogy Holdings Corp.†	1,185	57,875
		1,719,712
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	1,271	45,438
Forest City Enterprises, Inc., Class A†	4,851	86,203
Howard Hughes Corp.†	889	74,507
St. Joe Co.†	1,864	39,610
		245,758
Rental Auto/Equipment — 0.2%
Aaron's, Inc.	591	16,950
Hertz Global Holdings, Inc.†	22,594	502,942
		519,892
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	18,978	876,784
American Eagle Outfitters, Inc.	1,422	26,591
Chico's FAS, Inc.	1,619	27,199
DSW, Inc., Class A	66	4,211
Foot Locker, Inc.	3,907	133,776
Genesco, Inc.†	3,800	228,342
Guess?, Inc.	1,986	49,312
PVH Corp.	7,026	750,447
		2,096,662
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	1,617	641,577
Retail-Automobile — 0.1%
AutoNation, Inc.†	530	23,187
CarMax, Inc.†	6,047	252,160
		275,347
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	4,033	112,803
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	8,725	193,259
Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	25,600	588,800
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	2,757	184,719
Tiffany & Co.	6,757	469,882
		654,601
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,258	64,812
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,170	78,119
Sears Holdings Corp.†	1,172	58,565
Sears Hometown and Outlet Stores, Inc.†	256	10,329
		147,013

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	316	$9,284
Retail-Office Supplies — 0.1%
Staples, Inc.	22,327	299,852
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	5,020	311,742
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,584	62,916
Retail-Regional Department Stores — 1.1%
Dillard's, Inc., Class A	954	74,936
Kohl's Corp.	6,938	320,050
Macy's, Inc.	57,251	2,395,382
		2,790,368
Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	1,959	638,379
Wendy's Co.	9,079	51,478
		689,857
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	3,149	87,794
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	926	36,086
Savings & Loans/Thrifts — 0.3%
BankUnited, Inc.	1,198	30,693
Capitol Federal Financial, Inc.	4,954	59,795
First Niagara Financial Group, Inc.	11,425	101,225
Hudson City Bancorp, Inc.	17,110	147,830
New York Community Bancorp, Inc.	14,226	204,143
People's United Financial, Inc.	8,522	114,536
TFS Financial Corp.†	2,602	28,180
Washington Federal, Inc.	3,462	60,585
		746,987
Schools — 0.0%
DeVry, Inc.	2,121	67,342
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	28,544	1,327,011
Atmel Corp.†	13,155	91,559
Cypress Semiconductor Corp.	1,908	21,045
Marvell Technology Group, Ltd.	14,213	150,374
Maxim Integrated Products, Inc.	4,733	154,532
NXP Semiconductor NV†	8,500	257,210
		2,001,731
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	38,801	523,037
KLA-Tencor Corp.	5,421	285,904
Lam Research Corp.†	40,024	1,659,395
Teradyne, Inc.†	5,316	86,226
		2,554,562
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,602	85,435
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	12,956	837,346
Security Description	Shares	Value (Note 2)
Steel-Producers — 1.4%
Carpenter Technology Corp.	17,478	$861,491
Commercial Metals Co.	3,757	59,548
Nucor Corp.	10,272	474,053
Reliance Steel & Aluminum Co.	27,213	1,936,749
Steel Dynamics, Inc.	5,565	88,317
United States Steel Corp.	4,665	90,967
		3,511,125
Steel-Specialty — 0.4%
Allegheny Technologies, Inc.	29,570	937,665
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	7,492	100,168
Telecom Services — 0.1%
Amdocs, Ltd.	5,466	198,143
Clearwire Corp., Class A†	11,351	36,777
Level 3 Communications, Inc.†	2,559	51,922
		286,842
Telecommunication Equipment — 0.5%
Harris Corp.	2,591	120,067
Juniper Networks, Inc.†	66,861	1,239,603
		1,359,670
Telephone-Integrated — 0.1%
Frontier Communications Corp.	32,347	128,741
Telephone & Data Systems, Inc.	3,077	64,832
Windstream Corp.	7,739	61,525
		255,098
Television — 0.1%
Liberty Media Corp.†	3,288	367,039
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,846	208,820
Theaters — 0.0%
Regal Entertainment Group, Class A	1,678	27,972
Tools-Hand Held — 0.5%
Snap-on, Inc.	1,508	124,712
Stanley Black & Decker, Inc.	15,787	1,278,273
		1,402,985
Toys — 0.1%
Hasbro, Inc.	363	15,950
Mattel, Inc.	2,494	109,212
		125,162
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,517	78,838
Transport-Marine — 0.3%
Kirby Corp.†	469	36,019
Teekay Corp.	1,176	42,289
Tidewater, Inc.	11,660	588,830
		667,138
Transport-Rail — 0.0%
Kansas City Southern	784	86,946
Transport-Services — 0.4%
Era Group, Inc.†	377	7,917
Expeditors International of Washington, Inc.	661	23,604

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Transport-Services (continued)
Matson, Inc.	1,271	$31,267
Ryder System, Inc.	13,561	810,270
UTi Worldwide, Inc.	3,355	48,580
		921,638
Transport-Truck — 0.0%
Con-way, Inc.	817	28,767
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,835	66,594
Water — 0.1%
American Water Works Co., Inc.	5,709	236,581
Aqua America, Inc.	3,997	125,666
		362,247
Web Portals/ISP — 0.0%
AOL, Inc.	1,916	73,747
Wire & Cable Products — 0.0%
General Cable Corp.†	1,514	55,458
X-Ray Equipment — 0.6%
Hologic, Inc.†	71,218	1,609,527
Total Common Stock (cost $203,475,491)		251,263,754
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Value Index Fund (cost $1,726,364)	32,154	1,832,778
Total Long-Term Investment Securities (cost $205,201,855)		253,096,532
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 06/06/2013(1) (cost $59,992)	$60,000	59,994
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $2,543,003 and collateralized by $2,595,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11% due 11/07/2022 and having approximate value of $2,595,996	$2,543,000	$2,543,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $1,309,001 and collateralized by $1,295,000 of United States Treasury Notes, bearing interest at 1.38% due 11/30/2015 and having approximate value of $1,336,588	1,309,000	1,309,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	854,000	854,000
Total Repurchase Agreements (cost $4,706,000)		4,706,000
TOTAL INVESTMENTS (cost $209,967,847)(3)	99.7%	257,862,526
Other assets less liabilities	0.3	692,615
NET ASSETS	100.0%	$258,555,141

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
7	Long	S&P Mid Cap 400 E-Mini Index	June 2013	$793,952	$805,700	$11,748

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Integrated	$15,829,987	$—	$—	$15,829,987
Real Estate Investment Trusts	23,718,086	—	—	23,718,086
Other Industries*	211,715,681	—	—	211,715,681
Exchange-Traded Funds	1,832,778	—	—	1,832,778
Short-Term Investment Securities:
U.S. Government Treasuries	—	59,994	—	59,994
Repurchase Agreements	—	4,706,000	—	4,706,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	11,748	—	—	11,748
Total	$253,108,280	$4,765,994	$—	$257,874,274

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Banks-Commercial	8.5%
Real Estate Investment Trusts	8.4
Electric-Integrated	2.5
Oil Companies-Exploration & Production	2.2
Semiconductor Equipment	2.2
Investment Management/Advisor Services	2.1
Retail-Apparel/Shoe	1.9
Human Resources	1.8
Metal Processors & Fabrication	1.8
Diversified Manufacturing Operations	1.6
Telecommunication Equipment	1.6
Gas-Distribution	1.5
Electronic Components-Semiconductors	1.5
Insurance-Property/Casualty	1.5
Time Deposits	1.3
Retail-Restaurants	1.3
Computer Services	1.2
Oil-Field Services	1.2
Exchange-Traded Funds	1.1
Medical-Drugs	1.1
Repurchase Agreements	1.1
Transport-Truck	1.1
Semiconductor Components-Integrated Circuits	1.1
Finance-Investment Banker/Broker	1.1
Engineering/R&D Services	1.0
Commercial Services	1.0
Medical Products	1.0
Wireless Equipment	1.0
Electronic Components-Misc.	0.9
Finance-Consumer Loans	0.9
Savings & Loans/Thrifts	0.9
Medical-Biomedical/Gene	0.9
Transport-Marine	0.8
Paper & Related Products	0.8
Building & Construction Products-Misc.	0.8
Chemicals-Specialty	0.8
Building-Residential/Commercial	0.8
Insurance-Reinsurance	0.8
Consumer Products-Misc.	0.8
Distribution/Wholesale	0.8
Airlines	0.7
Medical Instruments	0.7
Retail-Convenience Store	0.7
Oil Field Machinery & Equipment	0.7
Enterprise Software/Service	0.7
Food-Misc./Diversified	0.7
Building-Heavy Construction	0.6
Aerospace/Defense-Equipment	0.6
Machinery-General Industrial	0.6
Circuit Boards	0.6
Lasers-System/Components	0.6
Real Estate Management/Services	0.6
Networking Products	0.6
Building Products-Cement	0.5
Footwear & Related Apparel	0.5
Medical-HMO	0.5
Auto/Truck Parts & Equipment-Original	0.5
Chemicals-Plastics	0.5
Miscellaneous Manufacturing	0.5
Printing-Commercial	0.5
Food-Retail	0.4%
Tools-Hand Held	0.4
Industrial Automated/Robotic	0.4
Retail-Leisure Products	0.4
Medical-Hospitals	0.4
Medical-Outpatient/Home Medical	0.4
Tobacco	0.4
Retail-Regional Department Stores	0.4
Office Furnishings-Original	0.4
Non-Ferrous Metals	0.4
Aerospace/Defense	0.4
Therapeutics	0.4
Retail-Drug Store	0.3
Leisure Products	0.3
Retail-Appliances	0.3
Research & Development	0.3
Chemicals-Diversified	0.3
Coal	0.3
Computers-Integrated Systems	0.3
Retail-Video Rentals	0.3
Office Supplies & Forms	0.3
Insurance-Life/Health	0.3
Oil Refining & Marketing	0.3
Retail-Pet Food & Supplies	0.3
Transport-Rail	0.3
Electronic Security Devices	0.3
Communications Software	0.3
Commercial Services-Finance	0.3
Data Processing/Management	0.3
Consulting Services	0.3
Power Converter/Supply Equipment	0.3
Apparel Manufacturers	0.3
Electronic Measurement Instruments	0.2
Transport-Services	0.2
Computer Aided Design	0.2
Retail-Pawn Shops	0.2
Auto-Heavy Duty Trucks	0.2
Steel-Producers	0.2
Shipbuilding	0.2
Auction Houses/Art Dealers	0.2
Linen Supply & Related Items	0.2
Internet Application Software	0.2
Electric Products-Misc.	0.2
Applications Software	0.2
Retail-Automobile	0.2
Seismic Data Collection	0.2
Alternative Waste Technology	0.2
Computer Graphics	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Wire & Cable Products	0.2
Home Furnishings	0.2
Food-Canned	0.2
Publishing-Books	0.2
Garden Products	0.2
Identification Systems	0.2
Medical Information Systems	0.2
Transactional Software	0.2
Instruments-Controls	0.2
Lighting Products & Systems	0.2
Internet Content-Information/News	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited) (continued)

Industry Allocation*
Broadcast Services/Program	0.1%
Instruments-Scientific	0.1
Computers-Periphery Equipment	0.1
E-Commerce/Services	0.1
Schools	0.1
Casino Hotels	0.1
Medical-Nursing Homes	0.1
Telecom Services	0.1
Internet Telephone	0.1
Dental Supplies & Equipment	0.1
E-Services/Consulting	0.1
Retail-Office Supplies	0.1
Metal Products-Distribution	0.1
Finance-Leasing Companies	0.1
Retail-Sporting Goods	0.1
Batteries/Battery Systems	0.1
Diversified Financial Services	0.1
Building & Construction-Misc.	0.1
Investment Companies	0.1
Poultry	0.1
E-Commerce/Products	0.1
Diversified Operations/Commercial Services	0.1
Internet Security	0.1
E-Marketing/Info	0.1
Environmental Consulting & Engineering	0.1
Retail-Building Products	0.1
Building Products-Wood	0.1
Travel Services	0.1
Recreational Centers	0.1
Rubber/Plastic Products	0.1
Finance-Other Services	0.1
Drug Delivery Systems	0.1
Vitamins & Nutrition Products	0.1
Computer Software	0.1
Machinery-Construction & Mining	0.1
Casino Services	0.1
Platinum	0.1
Metal-Aluminum	0.1
Entertainment Software	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Telephone-Integrated	0.1
Hazardous Waste Disposal	0.1
Insurance-Multi-line	0.1
Building Products-Doors & Windows	0.1
Brewery	0.1
Machinery-Electrical	0.1
Resorts/Theme Parks	0.1
Disposable Medical Products	0.1
Containers-Paper/Plastic	0.1
Rubber-Tires	0.1
United States Treasury Notes	0.1
Engines-Internal Combustion	0.1
Auto Repair Centers	0.1
Physicians Practice Management	0.1
Machinery-Farming	0.1
Web Hosting/Design	0.1
Building-Maintenance & Services	0.1
Storage/Warehousing	0.1
Veterinary Diagnostics	0.1
Water	0.1
Transport-Air Freight	0.1%
Building Products-Air & Heating	0.1
Food-Wholesale/Distribution	0.1
Telecom Equipment-Fiber Optics	0.1
Firearms & Ammunition	0.1
Precious Metals	0.1
Recreational Vehicles	0.1
Diagnostic Kits	0.1
U.S. Government Treasuries	0.1
Agricultural Operations	0.1
Audio/Video Products	0.1
Retail-Hair Salons	0.1
Gambling (Non-Hotel)	0.1
Internet Infrastructure Software	0.1
Retail-Discount	0.1
Multimedia	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.8%
Advanced Materials — 0.0%
STR Holdings, Inc.†	18,402	$39,932
Advertising Services — 0.0%
Marin Software, Inc.†	900	14,787
Millennial Media, Inc.†	7,900	50,165
		64,952
Aerospace/Defense — 0.4%
Aerovironment, Inc.†	1,623	29,425
Cubic Corp.	4,967	212,190
National Presto Industries, Inc.	417	33,569
Teledyne Technologies, Inc.†	3,178	249,282
		524,466
Aerospace/Defense-Equipment — 0.6%
AAR Corp.	3,382	62,195
Curtiss-Wright Corp.	3,977	138,002
GenCorp, Inc.†	27,059	359,885
Kaman Corp.	2,267	80,410
Moog, Inc., Class A†	3,862	176,995
Orbital Sciences Corp.†	5,095	85,036
		902,523
Agricultural Operations — 0.1%
Andersons, Inc.	1,482	79,317
Airlines — 0.7%
Alaska Air Group, Inc.†	4,800	307,008
Allegiant Travel Co.	1,306	115,946
Republic Airways Holdings, Inc.†	45,100	520,454
SkyWest, Inc.	4,414	70,845
US Airways Group, Inc.†	2,000	33,940
		1,048,193
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	4,594	83,151
Darling International, Inc.†	10,035	180,229
		263,380
Apparel Manufacturers — 0.3%
Jones Group, Inc.	12,100	153,912
Maidenform Brands, Inc.†	2,008	35,200
Oxford Industries, Inc.	1,214	64,463
Quiksilver, Inc.†	10,683	64,846
True Religion Apparel, Inc.	2,055	53,656
		372,077
Appliances — 0.0%
iRobot Corp.†	2,232	57,273
Applications Software — 0.2%
Ebix, Inc.	2,731	44,297
EPIQ Systems, Inc.	2,724	38,218
Model N, Inc.†	3,600	71,352
Progress Software Corp.†	4,930	112,305
		266,172
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	2,063	9,779
Auction House/Art Dealers — 0.2%
Sotheby's	8,220	307,510
Security Description	Shares	Value (Note 2)
Audio/Video Products — 0.1%
DTS, Inc.†	1,599	$26,591
Universal Electronics, Inc.†	1,282	29,807
VOXX International Corp.†	1,623	17,382
		73,780
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	2,497	99,156
Auto-Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	8,170	347,143
Auto/Truck Parts & Equipment-Original — 0.5%
Dana Holding Corp.	6,820	121,600
Spartan Motors, Inc.	7,729	41,041
Superior Industries International, Inc.	25,473	475,836
Titan International, Inc.	4,558	96,083
		734,560
Auto/Truck Parts & Equipment-Replacement — 0.2%
Dorman Products, Inc.	2,299	85,546
Douglas Dynamics, Inc.	9,200	127,144
Standard Motor Products, Inc.	1,672	46,348
		259,038
Banks-Commercial — 8.5%
1st Source Corp.	2,300	54,510
Bancfirst Corp.	5,000	208,500
Bancorp, Inc.†	31,846	441,067
BancorpSouth, Inc.	10,800	176,040
Bank of the Ozarks, Inc.	2,560	113,536
Banner Corp.	3,789	120,604
BBCN Bancorp, Inc.	10,312	134,675
Cathay General Bancorp	4,100	82,492
Chemical Financial Corp.	1,500	39,570
Citizens & Northern Corp.	600	11,700
City Holding Co.	6,329	251,831
CoBiz Financial, Inc.	3,300	26,664
Columbia Banking System, Inc.	4,474	98,339
Community Bank System, Inc.	3,378	100,090
ConnectOne Bancorp, Inc.†	700	21,875
CVB Financial Corp.	26,207	295,353
First BanCorp†	5,996	37,355
First Commonwealth Financial Corp.	38,742	289,015
First Financial Bancorp	7,933	127,325
First Financial Bankshares, Inc.	2,550	123,930
First Interstate BancSystem, Inc.	2,100	39,501
First Merchants Corp.	1,200	18,564
First Midwest Bancorp, Inc.	6,400	84,992
First Republic Bank	11,650	449,923
FirstMerit Corp.	43,250	714,922
FNB Corp.	18,915	228,871
Glacier Bancorp, Inc.	6,130	116,347
Hanmi Financial Corp.†	2,683	42,928
Heartland Financial USA, Inc.	2,300	58,121
Home BancShares, Inc.	1,964	73,984
Iberiabank Corp.	17,590	879,852
Independent Bank Corp.	1,936	63,094
MainSource Financial Group, Inc.	2,700	37,908
MB Financial, Inc.	4,667	112,801
MetroCorp Bancshares, Inc.†	1,900	19,171

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
National Penn Bancshares, Inc.	10,043	$107,360
NBT Bancorp, Inc.	3,750	83,063
Old National Bancorp	8,621	118,539
OmniAmerican Bancorp, Inc.†	1,400	35,392
Oriental Financial Group, Inc.	12,100	187,671
PacWest Bancorp	5,838	169,944
Pinnacle Financial Partners, Inc.†	2,784	65,034
PrivateBancorp, Inc.	5,078	96,025
S&T Bancorp, Inc.	2,533	46,962
Sierra Bancorp	2,500	32,875
Signature Bank†	10,710	843,520
Simmons First National Corp., Class A	4,409	111,636
Southwest Bancorp, Inc.†	11,400	143,184
StellarOne Corp.	1,200	19,380
Sterling Bancorp	2,637	26,792
Suffolk Bancorp†	6,402	91,164
Susquehanna Bancshares, Inc.	22,603	280,955
SVB Financial Group†	22,820	1,618,851
TCF Financial Corp.	10,900	163,064
Texas Capital Bancshares, Inc.†	3,472	140,442
Tompkins Financial Corp.	7,805	329,995
TrustCo Bank Corp.	8,003	44,657
UMB Financial Corp.	4,162	204,229
Umpqua Holdings Corp.	34,487	457,298
United Bankshares, Inc.	3,898	103,726
United Community Banks, Inc.†	3,936	44,634
ViewPoint Financial Group, Inc.	3,037	61,074
West Bancorporation, Inc.	3,100	34,410
Westamerica Bancorporation	1,300	58,929
Wilshire Bancorp, Inc.†	12,384	83,964
Wintrust Financial Corp.	28,801	1,066,789
		12,567,008
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	6,709	66,285
Batteries/Battery Systems — 0.1%
EnerSys, Inc.†	4,073	185,647
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	719	114,781
Broadcast Services/Program — 0.1%
Digital Generation, Inc.†	2,166	13,927
Nexstar Broadcasting Group, Inc., Class A	11,000	198,000
		211,927
Building & Construction Products-Misc. — 0.8%
Drew Industries, Inc.	1,602	58,169
Gibraltar Industries, Inc.†	48,636	887,607
NCI Building Systems, Inc.†	1,613	28,018
Quanex Building Products Corp.	3,150	50,715
Simpson Manufacturing Co., Inc.	3,433	105,084
Trex Co., Inc.†	1,500	73,770
		1,203,363
Security Description	Shares	Value (Note 2)
Building & Construction-Misc. — 0.1%
Aegion Corp.†	3,308	$76,580
Dycom Industries, Inc.†	2,813	55,388
MasTec, Inc.†	1,800	52,470
		184,438
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,588	43,813
Comfort Systems USA, Inc.	3,173	44,707
		88,520
Building Products-Cement — 0.5%
Eagle Materials, Inc.	3,995	266,187
Headwaters, Inc.†	37,508	408,837
Texas Industries, Inc.†	1,774	111,957
		786,981
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,426	70,233
Griffon Corp.	3,911	46,619
		116,852
Building Products-Wood — 0.1%
Boise Cascade Co.†	2,700	91,638
Universal Forest Products, Inc.	1,686	67,120
		158,758
Building-Heavy Construction — 0.6%
Granite Construction, Inc.	4,180	133,091
Orion Marine Group, Inc.†	2,314	23,001
Tutor Perini Corp.†	40,710	785,703
		941,795
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	4,319	96,055
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,395	49,433
Building-Residential/Commercial — 0.8%
M/I Homes, Inc.†	2,030	49,633
Meritage Homes Corp.†	2,652	124,273
Ryland Group, Inc.	21,253	884,550
Standard Pacific Corp.†	9,494	82,028
TRI Pointe Homes, Inc.†	1,700	34,255
		1,174,739
Casino Hotels — 0.1%
Ameristar Casinos, Inc.	6,099	159,977
Boyd Gaming Corp.†	4,795	39,654
Monarch Casino & Resort, Inc.†	811	7,891
		207,522
Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	2,411	50,318
SHFL Entertainment, Inc.†	4,795	79,453
		129,771
Chemicals-Diversified — 0.3%
Axiall Corp.	5,700	354,312
Innophos Holdings, Inc.	1,860	101,482
		455,794

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chemicals-Other — 0.0%
American Vanguard Corp.	2,063	$63,004
Chemicals-Plastics — 0.5%
A. Schulman, Inc.	6,469	204,161
PolyOne Corp.	21,468	524,034
		728,195
Chemicals-Specialty — 0.8%
Balchem Corp.	2,519	110,685
H.B. Fuller Co.	4,252	166,168
Hawkins, Inc.	783	31,281
Kraton Performance Polymers, Inc.†	2,751	64,374
Minerals Technologies, Inc.	13,400	556,234
OM Group, Inc.†	2,759	64,781
Quaker Chemical Corp.	1,115	65,807
Stepan Co.	1,497	94,461
Zep, Inc.	1,908	28,639
		1,182,430
Circuit Boards — 0.6%
Park Electrochemical Corp.	33,693	853,780
TTM Technologies, Inc.†	4,468	33,957
		887,737
Coal — 0.3%
Cloud Peak Energy, Inc.†	18,793	352,932
SunCoke Energy, Inc.†	5,969	97,474
Westmoreland Coal Co.†	400	4,544
		454,950
Commercial Services — 1.0%
Arbitron, Inc.	2,274	106,582
ExlService Holdings, Inc.†	2,218	72,928
Healthcare Services Group, Inc.	5,815	149,039
Intersections, Inc.	7,300	68,693
Live Nation Entertainment, Inc.†	12,025	148,749
Mac-Gray Corp.	1,600	20,480
Medifast, Inc.†	1,164	26,679
Performant Financial Corp.†	2,008	24,658
PHH Corp.†	7,800	171,288
Providence Service Corp.†	3,400	62,866
Standard Parking Corp.†	1,400	28,980
Steiner Leisure, Ltd.†	4,000	193,440
TeleTech Holdings, Inc.†	1,874	39,748
TMS International Corp., Class A†	31,120	410,784
		1,524,914
Commercial Services-Finance — 0.3%
Cardtronics, Inc.†	3,818	104,842
Heartland Payment Systems, Inc.	6,346	209,228
Vantiv, Inc., Class A†	2,700	64,098
Xoom Corp.†	700	15,988
		394,156
Communications Software — 0.3%
Audience, Inc.†	2,500	38,125
Digi International, Inc.†	40,498	361,647
		399,772
Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	10,900	$351,961
Computer Graphics — 0.2%
Monotype Imaging Holdings, Inc.	10,992	261,060
Computer Services — 1.2%
CACI International, Inc., Class A†	6,960	402,775
CIBER, Inc.†	5,729	26,926
iGATE Corp.†	2,598	48,869
Insight Enterprises, Inc.†	3,802	78,397
j2 Global, Inc.	3,680	144,293
LivePerson, Inc.†	4,282	58,150
Manhattan Associates, Inc.†	10,173	755,752
Sykes Enterprises, Inc.†	3,320	52,987
Unisys Corp.†	8,260	187,915
Virtusa Corp.†	1,728	41,057
		1,797,121
Computer Software — 0.1%
Avid Technology, Inc.†	2,587	16,221
Blackbaud, Inc.	3,888	115,201
		131,422
Computers-Integrated Systems — 0.3%
3D Systems Corp.†	6,746	217,491
Agilysys, Inc.†	1,207	11,998
Mercury Systems, Inc.†	2,751	20,275
MTS Systems Corp.	1,340	77,921
Netscout Systems, Inc.†	3,049	74,914
Radisys Corp.†	1,956	9,623
Silver Spring Networks, Inc.†	900	15,597
Super Micro Computer, Inc.†	2,259	25,504
		453,323
Computers-Memory Devices — 0.0%
Fusion-io, Inc.†	2,300	37,651
Computers-Periphery Equipment — 0.1%
Electronics for Imaging, Inc.†	3,924	99,513
Synaptics, Inc.†	2,738	111,409
		210,922
Consulting Services — 0.3%
Forrester Research, Inc.	1,235	39,088
Hackett Group, Inc.	13,400	61,238
MAXIMUS, Inc.	2,904	232,233
Navigant Consulting, Inc.†	4,330	56,896
		389,455
Consumer Products-Misc. — 0.8%
American Greetings Corp., Class A	15,595	251,079
Blyth, Inc.	6,359	110,392
Central Garden & Pet Co., Class A†	29,505	242,531
CSS Industries, Inc.	3,400	88,298
Helen of Troy, Ltd.†	2,708	103,879
Prestige Brands Holdings, Inc.†	11,349	291,556
WD-40 Co.	1,249	68,408
		1,156,143
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.†	14,100	105,609

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,381	$33,738
Data Processing/Management — 0.3%
CSG Systems International, Inc.†	13,472	285,472
Fair Isaac Corp.	2,300	105,087
		390,559
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	1,268	56,236
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,130	205,416
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	6,054	28,575
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,529	80,532
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,690	28,745
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,085	63,961
Merit Medical Systems, Inc.†	3,406	41,757
		105,718
Distribution/Wholesale — 0.8%
MWI Veterinary Supply, Inc.†	1,025	135,566
Pool Corp.	3,955	189,840
ScanSource, Inc.†	2,371	66,910
United Stationers, Inc.	18,275	706,329
		1,098,645
Diversified Financial Services — 0.1%
DFC Global Corp.†	11,100	184,704
Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	3,308	243,370
Actuant Corp., Class A	6,214	190,273
AZZ, Inc.	2,162	104,208
Barnes Group, Inc.	4,026	116,472
EnPro Industries, Inc.†	1,765	90,315
Federal Signal Corp.†	5,307	43,199
Koppers Holdings, Inc.	15,438	678,963
Leggett & Platt, Inc.	10,600	358,068
LSB Industries, Inc.†	1,605	55,822
Lydall, Inc.†	1,450	22,258
Park-Ohio Holdings Corp.†	1,200	39,756
Standex International Corp.	4,682	258,540
Tredegar Corp.	7,050	207,552
		2,408,796
Diversified Minerals — 0.0%
AMCOL International Corp.	2,151	64,939
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,633	130,607
Viad Corp.	1,726	47,741
		178,348
Drug Delivery Systems — 0.1%
Nektar Therapeutics†	12,600	138,600
Security Description	Shares	Value (Note 2)
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,062	$36,586
Nutrisystem, Inc.	2,432	20,623
Overstock.com, Inc.†	7,500	92,400
Stamps.com, Inc.†	1,197	29,889
		179,498
E-Commerce/Services — 0.1%
Move, Inc.†	3,300	39,435
OpenTable, Inc.†	1,956	123,189
United Online, Inc.	7,843	47,293
		209,917
E-Marketing/Info — 0.1%
comScore, Inc.†	2,770	46,481
Liquidity Services, Inc.†	2,097	62,512
QuinStreet, Inc.†	10,188	60,822
		169,815
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,821	32,893
Websense, Inc.†	11,315	169,725
		202,618
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	20,300	155,904
Littelfuse, Inc.	1,877	127,354
		283,258
Electric-Integrated — 2.5%
ALLETE, Inc.	3,026	148,334
Avista Corp.	5,099	139,713
CH Energy Group, Inc.	2,076	135,750
Cleco Corp.	8,180	384,705
El Paso Electric Co.	8,426	283,535
MGE Energy, Inc.	2,570	142,481
NorthWestern Corp.	13,773	548,992
PNM Resources, Inc.	4,200	97,818
Portland General Electric Co.	26,410	801,015
UIL Holdings Corp.	4,334	171,583
UNS Energy Corp.	17,976	879,745
		3,733,671
Electronic Components-Misc. — 0.9%
AVX Corp.	62,380	742,322
Bel Fuse, Inc., Class B	9,597	149,809
Benchmark Electronics, Inc.†	4,702	84,730
CTS Corp.	2,864	29,900
Daktronics, Inc.	3,176	33,348
Methode Electronics, Inc.	3,000	38,640
OSI Systems, Inc.†	1,606	100,038
Plexus Corp.†	2,963	72,031
Rogers Corp.†	1,445	68,811
Vishay Intertechnology, Inc.†	5,000	68,050
		1,387,679
Electronic Components-Semiconductors — 1.5%
Ceva, Inc.†	1,910	29,796
Diodes, Inc.†	3,058	64,157
DSP Group, Inc.†	3,855	31,110
Entropic Communications, Inc.†	7,610	30,973

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
First Solar, Inc.†	3,200	$86,272
GT Advanced Technologies, Inc.†	10,139	33,357
Kopin Corp.†	5,253	19,436
LSI Corp.†	35,500	240,690
Microsemi Corp.†	7,775	180,147
Monolithic Power Systems, Inc.	2,768	67,456
ON Semiconductor Corp.†	128,150	1,061,082
Peregrine Semiconductor Corp.†	4,600	44,942
PLX Technology, Inc.†	59,100	269,496
Rubicon Technology, Inc.†	1,459	9,629
Supertex, Inc.	883	19,611
Volterra Semiconductor Corp.†	2,134	30,303
		2,218,457
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,042	82,339
Badger Meter, Inc.	1,219	65,241
ESCO Technologies, Inc.	2,250	91,935
FARO Technologies, Inc.†	1,447	62,785
Measurement Specialties, Inc.†	1,315	52,298
		354,598
Electronic Security Devices — 0.3%
American Science & Engineering, Inc.	695	42,388
Taser International, Inc.†	46,900	372,855
		415,243
Engineering/R&D Services — 1.0%
Argan, Inc.	6,400	95,424
EMCOR Group, Inc.	31,650	1,341,643
Engility Holdings, Inc.†	1,413	33,884
Exponent, Inc.	1,119	60,359
		1,531,310
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,104	101,779
Enterprise Software/Service — 0.7%
Digital River, Inc.†	23,911	338,102
MedAssets, Inc.†	16,300	313,775
MicroStrategy, Inc., Class A†	760	76,821
Omnicell, Inc.†	2,827	53,374
SYNNEX Corp.†	2,257	83,509
Tyler Technologies, Inc.†	2,302	141,020
		1,006,601
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	7,808	126,099
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	5,497	167,604
Finance-Consumer Loans — 0.9%
Encore Capital Group, Inc.†	1,837	55,294
Nelnet, Inc., Class A	4,800	162,240
Ocwen Financial Corp.†	8,900	337,488
Portfolio Recovery Associates, Inc.†	2,641	335,196
World Acceptance Corp.†	5,551	476,664
		1,366,882
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 1.1%
Greenhill & Co., Inc.	3,925	$209,516
Interactive Brokers Group, Inc., Class A	3,479	51,872
Investment Technology Group, Inc.†	19,734	217,863
Piper Jaffray Cos.†	1,386	47,540
Raymond James Financial, Inc.	18,550	855,155
Stifel Financial Corp.†	4,998	173,281
SWS Group, Inc.†	2,414	14,605
		1,569,832
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	4,900	67,032
Marlin Business Services Corp.	5,400	125,226
		192,258
Finance-Other Services — 0.1%
Higher One Holdings, Inc.†	2,803	24,919
MarketAxess Holdings, Inc.	3,185	118,800
		143,719
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,641	83,248
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	1,363	45,006
TreeHouse Foods, Inc.†	3,084	200,923
		245,929
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	8,403	256,207
Boulder Brands, Inc.†	5,600	50,288
Cal-Maine Foods, Inc.	1,188	50,561
Diamond Foods, Inc.†	1,880	31,697
Hain Celestial Group, Inc.†	3,958	241,755
J&J Snack Foods Corp.	1,265	97,266
Pinnacle Foods, Inc.†	7,000	140,000
Snyders-Lance, Inc.	4,112	103,869
		971,643
Food-Retail — 0.4%
Arden Group, Inc., Class A	675	68,236
SUPERVALU, Inc.	25,100	126,504
Weis Markets, Inc.	11,270	458,689
		653,429
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,087	31,284
Nash Finch Co.	1,046	20,481
Spartan Stores, Inc.	1,853	32,520
		84,285
Footwear & Related Apparel — 0.5%
Crocs, Inc.†	7,509	111,283
Iconix Brand Group, Inc.†	10,124	261,908
Skechers U.S.A., Inc., Class A†	3,276	69,288
Steven Madden, Ltd.†	3,498	150,904
Wolverine World Wide, Inc.	4,268	189,371
		782,754
Forestry — 0.0%
Deltic Timber Corp.	928	63,772

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	4,974	$72,720
Garden Products — 0.2%
Toro Co.	4,968	228,727
Gas-Distribution — 1.5%
AGL Resources, Inc.	2,000	83,900
Laclede Group, Inc.	9,109	388,954
New Jersey Resources Corp.	10,147	455,093
Northwest Natural Gas Co.	8,290	363,268
Piedmont Natural Gas Co., Inc.	9,564	314,465
South Jersey Industries, Inc.	2,705	150,371
Southwest Gas Corp.	6,244	296,340
WGL Holdings, Inc.	4,910	216,531
		2,268,922
Golf — 0.0%
Callaway Golf Co.	6,048	40,038
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	31,800	119,250
Health Care Cost Containment — 0.0%
Corvel Corp.†	507	25,091
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,213	72,852
La-Z-Boy, Inc.	4,460	84,160
Select Comfort Corp.†	4,754	93,987
		250,999
Hotel/Motels — 0.0%
Marcus Corp.	1,602	20,009
Housewares — 0.0%
Lifetime Brands, Inc.	5,600	63,896
Human Resources — 1.8%
AMN Healthcare Services, Inc.†	3,901	61,753
Barrett Business Services, Inc.	10,700	563,462
CDI Corp.	1,188	20,434
Cross Country Healthcare, Inc.†	34,623	183,848
Heidrick & Struggles International, Inc.	1,393	20,825
Hudson Global, Inc.†	23,680	93,299
Insperity, Inc.	1,882	53,392
Kelly Services, Inc., Class A	2,312	43,188
Korn/Ferry International†	14,290	255,220
Monster Worldwide, Inc.†	66,900	339,183
On Assignment, Inc.†	3,714	94,001
Resources Connection, Inc.	3,493	44,361
TrueBlue, Inc.†	42,260	893,377
		2,666,343
Identification Systems — 0.2%
Brady Corp., Class A	3,930	131,773
Checkpoint Systems, Inc.†	7,074	92,386
		224,159
Industrial Automated/Robotic — 0.4%
Cognex Corp.	3,415	143,942
Hurco Cos., Inc.†	3,800	103,474
Intermec, Inc.†	4,789	47,076
Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic (continued)
Nordson Corp.	5,200	$342,940
		637,432
Instruments-Controls — 0.2%
Mettler-Toledo International, Inc.†	400	85,288
Watts Water Technologies, Inc., Class A	2,703	129,717
		215,005
Instruments-Scientific — 0.1%
FEI Co.	3,283	211,918
Insurance Brokers — 0.0%
eHealth, Inc.†	1,725	30,843
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	13,700	203,993
CNO Financial Group, Inc.	19,600	224,420
		428,413
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	3,375	70,369
United Fire Group, Inc.	1,849	47,094
		117,463
Insurance-Property/Casualty — 1.5%
AMERISAFE, Inc.	1,546	54,945
Arch Capital Group, Ltd.†	16,440	864,251
EMC Insurance Group, Inc.	900	23,697
Employers Holdings, Inc.	2,622	61,486
Infinity Property & Casualty Corp.	989	55,582
Meadowbrook Insurance Group, Inc.	7,586	53,481
Navigators Group, Inc.†	2,999	176,191
ProAssurance Corp.	9,250	437,803
RLI Corp.	1,450	104,183
Safety Insurance Group, Inc.	1,083	53,229
Selective Insurance Group, Inc.	4,725	113,447
Stewart Information Services Corp.	3,264	83,134
Tower Group International Ltd	3,334	61,512
		2,142,941
Insurance-Reinsurance — 0.8%
Aspen Insurance Holdings, Ltd.	1,200	46,296
Axis Capital Holdings, Ltd.	20,930	871,107
Platinum Underwriters Holdings, Ltd.	4,500	251,145
		1,168,548
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	2,300	16,836
Dealertrack Technologies, Inc.†	3,668	107,766
IntraLinks Holdings, Inc.†	25,400	161,544
		286,146
Internet Connectivity Services — 0.0%
Envivio, Inc.†	4,000	6,800
PC-Tel, Inc.	1,483	10,529
		17,329
Internet Content-Information/News — 0.1%
Dice Holdings, Inc.†	4,193	42,475
HealthStream, Inc.†	1,685	38,654
WebMD Health Corp.†	4,600	111,872

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Internet Content-Information/News (continued)
XO Group, Inc.†	2,094	$20,940
		213,941
Internet Infrastructure Software — 0.1%
TIBCO Software, Inc.†	3,400	68,748
Internet Security — 0.1%
Sourcefire, Inc.†	2,613	154,768
VASCO Data Security International, Inc.†	2,457	20,737
		175,505
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	14,700	205,800
Investment Companies — 0.1%
Prospect Capital Corp.	16,720	182,415
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	9,280	1,425,130
Artisan Partners Asset Management, Inc.†	700	27,615
Calamos Asset Management, Inc., Class A	1,737	20,444
Cohen & Steers, Inc.	10,000	360,700
Federated Investors, Inc., Class B	2,700	63,909
Financial Engines, Inc.	3,576	129,523
Janus Capital Group, Inc.	600	5,640
National Financial Partners Corp.†	3,397	76,195
Virtus Investment Partners, Inc.†	494	92,022
Waddell & Reed Financial, Inc., Class A	20,360	891,361
		3,092,539
Lasers-System/Components — 0.6%
Coherent, Inc.	6,864	389,463
Cymer, Inc.†	2,678	257,356
Electro Scientific Industries, Inc.	2,137	23,614
II-VI, Inc.†	4,610	78,554
Newport Corp.†	3,264	55,227
Rofin-Sinar Technologies, Inc.†	2,397	64,935
		869,149
Leisure Products — 0.3%
Brunswick Corp.	13,883	475,076
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	3,100	214,985
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	3,938	179,218
UniFirst Corp.	1,277	115,569
		294,787
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,788	62,455
Hyster-Yale Materials Handling, Inc.	1,200	68,508
		130,963
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	3,292	110,512
Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.1%
Lindsay Corp.	1,094	$96,469
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	2,461	71,123
Applied Industrial Technologies, Inc.	7,287	327,915
Intevac, Inc.†	2,025	9,558
Kadant, Inc.	2,900	72,500
Sauer-Danfoss, Inc.	5,900	344,737
Tennant Co.	1,574	76,433
		902,266
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	600	32,016
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	887	47,996
Medidata Solutions, Inc.†	1,898	110,046
Quality Systems, Inc.	3,398	62,115
		220,157
Medical Instruments — 0.7%
Abaxis, Inc.	1,770	83,757
CONMED Corp.	11,992	408,448
CryoLife, Inc.	2,131	12,807
Integra LifeSciences Holdings Corp.†	1,717	66,980
Natus Medical, Inc.†	2,552	34,299
NuVasive, Inc.†	3,751	79,934
SurModics, Inc.†	11,837	322,558
Symmetry Medical, Inc.†	3,134	35,884
		1,044,667
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,077	53,960
Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	1,519	20,491
Medical Products — 1.0%
ABIOMED, Inc.†	2,989	55,805
Accuray, Inc.†	10,800	50,112
Cantel Medical Corp.	1,828	54,950
Cyberonics, Inc.†	3,225	150,962
Greatbatch, Inc.†	8,224	245,651
Haemonetics Corp.†	4,399	183,262
Hanger, Inc.†	2,918	92,004
Invacare Corp.	12,976	169,337
Luminex Corp.†	3,230	53,360
Orthofix International NV†	7,400	265,438
West Pharmaceutical Services, Inc.	2,927	190,079
		1,510,960
Medical-Biomedical/Gene — 0.9%
Acorda Therapeutics, Inc.†	3,432	109,927
Ariad Pharmaceuticals, Inc.†	13,600	246,024
Arqule, Inc.†	12,493	32,357
Cambrex Corp.†	7,951	101,693
Cubist Pharmaceuticals, Inc.†	5,531	258,962
Dynavax Technologies Corp.†	22,600	50,172
Emergent Biosolutions, Inc.†	2,169	30,323
Enzo Biochem, Inc.†	2,844	7,167
Medicines Co.†	4,589	153,364

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)
Merrimack Pharmaceuticals, Inc.†	13,300	$81,130
Momenta Pharmaceuticals, Inc.†	3,880	51,759
OncoGenex Pharmaceutical, Inc.†	6,300	71,379
Pacific Biosciences of California, Inc.†	20,000	49,800
RTI Biologics, Inc.†	4,400	17,336
Spectrum Pharmaceuticals, Inc.	4,459	33,264
		1,294,657
Medical-Drugs — 1.1%
Achillion Pharmaceuticals, Inc.†	20,700	180,918
Akorn, Inc.†	5,802	80,242
Amicus Therapeutics, Inc.†	39,600	125,532
Hi-Tech Pharmacal Co., Inc.	945	31,289
Orexigen Therapeutics, Inc.†	11,700	73,125
PharMerica Corp.†	2,517	35,238
Repros Therapeutics, Inc.†	4,500	72,476
Salix Pharmaceuticals, Ltd.†	4,428	226,625
Sciclone Pharmaceuticals, Inc.†	28,300	130,180
ViroPharma, Inc.†	22,656	570,025
Vivus, Inc.†	11,500	126,500
		1,652,150
Medical-HMO — 0.5%
Centene Corp.†	6,859	302,070
Magellan Health Services, Inc.†	3,801	180,814
Molina Healthcare, Inc.†	8,762	270,483
		753,367
Medical-Hospitals — 0.4%
LifePoint Hospitals, Inc.†	11,390	551,959
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,501	50,133
Kindred Healthcare, Inc.†	4,539	47,796
Skilled Healthcare Group, Inc., Class A†	16,600	109,062
		206,991
Medical-Outpatient/Home Medical — 0.4%
Air Methods Corp.	2,976	143,562
Almost Family, Inc.	708	14,465
Amedisys, Inc.†	9,936	110,488
Amsurg Corp.†	2,737	92,073
Gentiva Health Services, Inc.†	15,137	163,782
LHC Group, Inc.†	1,259	27,056
		551,426
Metal Processors & Fabrication — 1.8%
Ampco-Pittsburgh Corp.	600	11,346
CIRCOR International, Inc.	1,491	63,368
Haynes International, Inc.	8,248	456,114
Kaydon Corp.	2,733	69,910
Mueller Industries, Inc.	7,396	394,133
RBC Bearings, Inc.†	14,413	728,721
RTI International Metals, Inc.†	14,724	466,604
Worthington Industries, Inc.	13,300	412,034
		2,602,230
Security Description	Shares	Value (Note 2)
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	1,417	$24,797
Olympic Steel, Inc.	7,063	168,806
		193,603
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,376	33,870
Kaiser Aluminum Corp.	1,432	92,579
		126,449
Miscellaneous Manufacturing — 0.5%
FreightCar America, Inc.	13,964	304,695
Hillenbrand, Inc.	5,341	135,020
John Bean Technologies Corp.	2,464	51,128
Movado Group, Inc.	1,510	50,615
Trimas Corp.†	4,800	155,856
		697,314
Multimedia — 0.1%
EW Scripps Co., Class A†	2,435	29,293
Journal Communications, Inc., Class A†	5,600	37,632
		66,925
Networking Products — 0.6%
Anixter International, Inc.	2,285	159,767
Black Box Corp.	17,719	386,452
Ixia†	4,547	98,397
LogMeIn, Inc.†	1,903	36,576
NETGEAR, Inc.†	3,275	109,745
Procera Networks, Inc.†	1,661	19,749
		810,686
Non-Ferrous Metals — 0.4%
Globe Specialty Metals, Inc.	5,453	75,906
Horsehead Holding Corp.†	37,100	403,648
Materion Corp.	1,741	49,618
		529,172
Office Furnishings-Original — 0.4%
Herman Miller, Inc.	13,730	379,909
Interface, Inc.	4,888	93,947
Knoll, Inc.	1,600	29,008
Steelcase, Inc., Class A	2,100	30,933
		533,797
Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	66,310	442,951
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	700	2,996
Oil Companies-Exploration & Production — 2.2%
Approach Resources, Inc.†	2,859	70,360
Bill Barrett Corp.†	21,820	442,291
Carrizo Oil & Gas, Inc.†	26,433	681,178
Clayton Williams Energy, Inc.†	600	26,238
Comstock Resources, Inc.†	3,827	62,189
Contango Oil & Gas Co.	1,788	71,681
EPL Oil & Gas, Inc.†	15,400	412,874
Gulfport Energy Corp.†	5,802	265,906
Isramco, Inc.†	100	9,914
PDC Energy, Inc.†	2,583	128,039

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Penn Virginia Corp.	4,696	$18,972
PetroQuest Energy, Inc.†	13,703	60,841
Rex Energy Corp.†	23,721	390,922
Stone Energy Corp.†	9,197	200,035
Swift Energy Co.†	6,364	94,251
Vaalco Energy, Inc.†	17,200	130,548
W&T Offshore, Inc.	16,500	234,300
		3,300,539
Oil Field Machinery & Equipment — 0.7%
Dresser-Rand Group, Inc.†	2,200	135,652
Gulf Island Fabrication, Inc.	11,708	246,570
Lufkin Industries, Inc.	2,872	190,672
Natural Gas Services Group, Inc.†	23,480	452,225
		1,025,119
Oil Refining & Marketing — 0.3%
Delek US Holdings, Inc.	9,700	382,762
Western Refining, Inc.	1,200	42,492
		425,254
Oil-Field Services — 1.2%
Basic Energy Services, Inc.†	2,313	31,619
C&J Energy Services, Inc.†	3,819	87,455
Cal Dive International, Inc.†	34,100	61,380
Exterran Holdings, Inc.†	5,528	149,256
Helix Energy Solutions Group, Inc.†	16,200	370,656
Hornbeck Offshore Services, Inc.†	2,721	126,418
Matrix Service Co.†	27,775	413,847
Pioneer Energy Services Corp.†	5,285	43,601
SEACOR Holdings, Inc.	1,610	118,625
TETRA Technologies, Inc.†	37,322	382,924
		1,785,781
Paper & Related Products — 0.8%
Buckeye Technologies, Inc.	5,711	171,045
Clearwater Paper Corp.†	1,958	103,167
Domtar Corp.	1,200	93,144
KapStone Paper and Packaging Corp.	3,317	92,213
Neenah Paper, Inc.	5,251	161,521
P.H. Glatfelter Co.	13,251	309,808
Resolute Forest Products†	8,100	131,058
Schweitzer-Mauduit International, Inc.	2,674	103,564
Wausau Paper Corp.	3,953	42,613
		1,208,133
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,890	35,403
IPC The Hospitalist Co., Inc.†	1,426	63,428
		98,831
Platinum — 0.1%
Stillwater Mining Co.†	10,018	129,533
Poultry — 0.1%
Sanderson Farms, Inc.	3,306	180,574
Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	18,397	336,665
Powell Industries, Inc.†	773	40,636
Security Description	Shares	Value (Note 2)
Power Converter/Supply Equipment (continued)
Vicor Corp.†	1,674	$8,320
		385,621
Precious Metals — 0.1%
Coeur d'Alene Mines Corp.†	4,400	82,984
Printing-Commercial — 0.5%
ARC Document Solutions, Inc.†	45,200	134,696
Consolidated Graphics, Inc.†	1,997	78,083
Deluxe Corp.	5,400	223,560
Quad/Graphics, Inc.	9,900	237,006
		673,345
Protection/Safety — 0.0%
Landauer, Inc.	809	45,611
Publishing-Books — 0.2%
Courier Corp.	900	12,969
Scholastic Corp.	8,600	229,190
		242,159
Publishing-Newspapers — 0.0%
Dolan Co.†	2,455	5,867
Radio — 0.0%
Entercom Communications Corp., Class A†	6,500	48,360
Real Estate Investment Trusts — 8.4%
Acadia Realty Trust	4,555	126,492
Anworth Mortgage Asset Corp.	19,300	122,169
Ashford Hospitality Trust, Inc.	2,000	24,720
Associated Estates Realty Corp.	800	14,912
BioMed Realty Trust, Inc.	39,080	844,128
Campus Crest Communities, Inc.	54,200	753,380
Capstead Mortgage Corp.	22,000	282,040
CBL & Associates Properties, Inc.	5,100	120,360
Cedar Realty Trust, Inc.	4,657	28,454
Colonial Properties Trust	7,084	160,169
Coresite Realty Corp.	15,200	531,696
Corporate Office Properties Trust	7,630	203,568
Cousins Properties, Inc.	56,125	599,976
CYS Investments, Inc.	6,800	79,832
DCT Industrial Trust, Inc.	10,600	78,440
DiamondRock Hospitality Co.	22,249	207,138
EastGroup Properties, Inc.	14,800	861,360
EPR Properties	3,989	207,627
Equity Lifestyle Properties, Inc.	800	61,440
First Industrial Realty Trust, Inc.	1,800	30,834
Franklin Street Properties Corp.	6,147	89,869
Geo Group, Inc.	6,085	228,918
Getty Realty Corp.	2,276	45,998
Government Properties Income Trust	4,656	119,799
Healthcare Realty Trust, Inc.	7,569	214,884
Hersha Hospitality Trust	23,832	139,179
Home Properties, Inc.	2,500	158,550
Hospitality Properties Trust	5,000	137,200
Inland Real Estate Corp.	6,667	67,270
Kite Realty Group Trust	6,225	41,956
LaSalle Hotel Properties	12,779	324,331
Lexington Realty Trust	21,301	251,352

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
LTC Properties, Inc.	11,004	$448,193
Medical Properties Trust, Inc.	12,616	202,361
MFA Financial, Inc.	2,400	22,368
Mid-America Apartment Communities, Inc.	13,108	905,238
National Retail Properties, Inc.	1,700	61,489
Parkway Properties, Inc.	3,414	63,330
Pebblebrook Hotel Trust	24,660	635,981
Pennsylvania Real Estate Investment Trust	9,904	192,039
Post Properties, Inc.	7,349	346,138
Potlatch Corp.	7,800	357,708
PS Business Parks, Inc.	2,132	168,257
RAIT Financial Trust	12,400	98,828
Ramco-Gershenson Properties Trust	9,500	159,600
Redwood Trust, Inc.	12,000	278,160
Sabra Health Care REIT, Inc.	3,157	91,585
Saul Centers, Inc.	3,085	134,938
Senior Housing Properties Trust	5,020	134,687
Sovran Self Storage, Inc.	2,595	167,352
Strategic Hotels & Resorts, Inc.†	6,400	53,440
Tanger Factory Outlet Centers	8,014	289,947
Taubman Centers, Inc.	1,500	116,490
Universal Health Realty Income Trust	1,081	62,384
Urstadt Biddle Properties, Inc., Class A	2,191	47,676
Washington Real Estate Investment Trust	3,840	106,906
		12,303,136
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	10,530	265,883
HFF, Inc., Class A	16,154	321,949
Jones Lang LaSalle, Inc.	2,700	268,407
		856,239
Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	2,967	64,859
Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	15,300	144,738
Recreational Vehicles — 0.1%
Arctic Cat, Inc.†	1,846	80,670
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	800	29,552
Research & Development — 0.3%
AVEO Pharmaceuticals, Inc.†	5,200	38,220
PAREXEL International Corp.†	10,653	420,900
		459,120
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	2,485	106,631
Retail-Apparel/Shoe — 1.9%
Aeropostale, Inc.†	28,100	382,160
ANN, Inc.†	20,080	582,722
Brown Shoe Co., Inc.	11,172	178,752
Buckle, Inc.	2,328	108,601
Cato Corp., Class A	7,205	173,929
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe (continued)
Children's Place Retail Stores, Inc.†	2,010	$90,088
Christopher & Banks Corp.†	3,151	20,261
Fifth & Pacific Cos., Inc.†	10,208	192,727
Finish Line, Inc., Class A	4,235	82,964
Genesco, Inc.†	2,058	123,665
Guess?, Inc.	20,670	513,236
Hot Topic, Inc.	3,605	50,037
Jos. A. Bank Clothiers, Inc.†	2,381	95,002
Men's Wearhouse, Inc.	4,076	136,220
rue21, Inc.†	1,337	39,294
Stein Mart, Inc.	6,447	54,026
		2,823,684
Retail-Appliances — 0.3%
Conn's, Inc.†	13,000	466,700
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	4,524	53,338
Retail-Automobile — 0.2%
Group 1 Automotive, Inc.	1,820	109,328
Lithia Motors, Inc., Class A	1,796	85,274
Sonic Automotive, Inc., Class A	3,120	69,139
		263,741
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	2,314	162,489
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	1,716	5,423
Retail-Convenience Store — 0.7%
Casey's General Stores, Inc.	3,264	190,291
Pantry, Inc.†	67,702	844,244
		1,034,535
Retail-Discount — 0.1%
Fred's, Inc., Class A	2,876	39,344
Tuesday Morning Corp.†	3,625	28,130
		67,474
Retail-Drug Store — 0.3%
Rite Aid Corp.†	253,300	481,270
Retail-Hair Salons — 0.1%
Regis Corp.	4,000	72,760
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,687	34,685
Kirkland's, Inc.†	1,280	14,669
Restoration Hardware Holdings, Inc.†	100	3,500
		52,854
Retail-Jewelry — 0.0%
Zale Corp.†	2,233	8,776
Retail-Leisure Products — 0.4%
MarineMax, Inc.†	43,951	597,294
Retail-Major Department Stores — 0.0%
Saks, Inc.†	5,700	65,379
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	29,300	115,149
OfficeMax, Inc.	7,402	85,937
		201,086

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	2,455	$128,814
Ezcorp, Inc., Class A†	4,059	86,457
First Cash Financial Services, Inc.†	2,295	133,890
		349,161
Retail-Pet Food & Supplies — 0.3%
PetMed Express, Inc.	31,104	417,260
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	4,900	63,700
Dillard's, Inc., Class A	5,100	400,605
Stage Stores, Inc.	2,719	70,368
		534,673
Retail-Restaurants — 1.3%
Biglari Holdings, Inc.†	1,003	374,310
BJ's Restaurants, Inc.†	2,110	70,221
Buffalo Wild Wings, Inc.†	1,588	138,998
CEC Entertainment, Inc.	3,532	115,673
Cracker Barrel Old Country Store, Inc.	2,024	163,640
DineEquity, Inc.	1,472	101,259
Jack in the Box, Inc.†	3,708	128,260
Papa John's International, Inc.†	1,436	88,773
Red Robin Gourmet Burgers, Inc.†	5,087	231,967
Ruby Tuesday, Inc.†	4,941	36,415
Ruth's Hospitality Group, Inc.†	3,027	28,878
Sonic Corp.†	23,855	307,252
Texas Roadhouse, Inc.	4,900	98,931
		1,884,577
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,447	22,588
Hibbett Sports, Inc.†	2,199	123,738
Zumiez, Inc.†	1,897	43,441
		189,767
Retail-Video Rentals — 0.3%
Coinstar, Inc.†	7,678	448,549
Retail-Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	2,571	125,593
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,100	105,206
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	8,221	114,765
Proto Labs, Inc.†	600	29,460
		144,225
Savings & Loans/Thrifts — 0.9%
Astoria Financial Corp.	1,400	13,804
Bank Mutual Corp.	3,671	20,301
BankFinancial Corp.	800	6,472
BankUnited, Inc.	11,800	302,316
Beneficial Mutual Bancorp, Inc.†	3,300	33,990
Brookline Bancorp, Inc.	5,995	54,794
Capitol Federal Financial, Inc.	800	9,656
Dime Community Bancshares, Inc.	2,465	35,397
Northwest Bancshares, Inc.	7,981	101,279
OceanFirst Financial Corp.	3,400	49,028
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
Oritani Financial Corp.	3,325	$51,504
People's United Financial, Inc.	25,810	346,886
Provident Financial Services, Inc.	4,628	70,670
Westfield Financial, Inc.	32,720	254,562
		1,350,659
Schools — 0.1%
American Public Education, Inc.†	1,517	52,928
Bright Horizons Family Solutions, Inc.†	1,500	50,685
Capella Education Co.†	950	29,583
Career Education Corp.†	4,348	10,305
Corinthian Colleges, Inc.†	6,655	13,975
ITT Educational Services, Inc.†	1,333	18,369
Lincoln Educational Services Corp.	1,824	10,689
Universal Technical Institute, Inc.	1,807	22,822
		209,356
Seismic Data Collection — 0.2%
Dawson Geophysical Co.†	1,700	51,000
Geospace Technologies Corp.†	1,095	118,172
ION Geophysical Corp.†	13,859	94,380
		263,552
Semiconductor Components-Integrated Circuits — 1.1%
Aeroflex Holding Corp.†	7,700	60,522
Cirrus Logic, Inc.†	5,484	124,761
Exar Corp.†	69,336	728,028
Hittite Microwave Corp.†	2,304	139,530
Micrel, Inc.	20,504	215,497
Pericom Semiconductor Corp.†	1,821	12,401
Power Integrations, Inc.	2,453	106,485
Sigma Designs, Inc.†	2,851	13,884
TriQuint Semiconductor, Inc.†	39,596	199,960
		1,601,068
Semiconductor Equipment — 2.2%
ATMI, Inc.†	2,725	61,122
Brooks Automation, Inc.	7,452	75,861
Cabot Microelectronics Corp.†	1,988	69,083
Cohu, Inc.	1,952	18,271
Kulicke & Soffa Industries, Inc.†	6,400	73,984
MKS Instruments, Inc.	4,484	121,965
Nanometrics, Inc.†	1,803	26,017
Photronics, Inc.†	4,900	32,732
Rudolph Technologies, Inc.†	43,909	517,248
Teradyne, Inc.†	58,650	951,303
Tessera Technologies, Inc.	4,458	83,588
Ultra Clean Holdings, Inc.†	17,604	114,426
Ultratech, Inc.†	2,321	91,749
Veeco Instruments, Inc.†	24,946	956,180
		3,193,529
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	6,030	321,580
Specified Purpose Acquisitions — 0.0%
National Bank Holdings Corp., Class A	1,500	27,450

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Steel-Producers — 0.2%
AK Steel Holding Corp.	11,610	$38,429
Carpenter Technology Corp.	6,085	299,930
		338,359
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	3,255	95,795
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	9,815	56,829
Oplink Communications, Inc.†	1,620	26,568
		83,397
Telecom Services — 0.1%
Aviat Networks, Inc.†	8,800	29,656
Cbeyond, Inc.†	2,541	18,880
Fairpoint Communications, Inc.†	12,600	94,122
Lumos Networks Corp.	1,263	17,025
NTELOS Holdings Corp.	1,688	21,623
USA Mobility, Inc.	1,869	24,802
		206,108
Telecommunication Equipment — 1.6%
Arris Group, Inc.†	30,354	521,178
Comtech Telecommunications Corp.	20,482	497,303
Plantronics, Inc.	28,370	1,253,671
Symmetricom, Inc.†	3,467	15,740
		2,287,892
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	799	38,759
Cincinnati Bell, Inc.†	17,268	56,294
General Communication, Inc., Class A†	2,771	25,410
		120,463
Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	1,800	36,432
Textile-Apparel — 0.0%
Perry Ellis International, Inc.	1,024	18,626
Unifi, Inc.†	956	18,260
		36,886
Therapeutics — 0.4%
Cornerstone Therapeutics, Inc.†	4,500	31,815
Onyx Pharmaceuticals, Inc.†	900	79,974
Questcor Pharmaceuticals, Inc.	4,988	162,309
Threshold Pharmaceuticals, Inc.†	54,100	249,401
		523,499
Tobacco — 0.4%
Alliance One International, Inc.†	7,019	27,304
Universal Corp.	9,200	515,568
		542,872
Tools-Hand Held — 0.4%
Snap-on, Inc.	7,780	643,406
Toys — 0.0%
JAKKS Pacific, Inc.	1,764	18,504
Security Description	Shares	Value (Note 2)
Transactional Software — 0.2%
Bottomline Technologies de, Inc.†	3,204	$91,346
Synchronoss Technologies, Inc.†	2,306	71,555
VeriFone Systems, Inc.†	2,600	53,768
		216,669
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,253	91,832
Transport-Marine — 0.8%
Diana Shipping, Inc.†	21,730	231,642
Kirby Corp.†	6,970	535,296
Tidewater, Inc.	8,830	445,915
		1,212,853
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	4,470	416,202
Transport-Services — 0.2%
Bristow Group, Inc.	3,072	202,568
Era Group, Inc.†	1,688	35,448
Hub Group, Inc., Class A†	3,013	115,880
		353,896
Transport-Truck — 1.1%
Arkansas Best Corp.	5,431	63,434
Celadon Group, Inc.	1,400	29,204
Con-way, Inc.	2,300	80,983
Forward Air Corp.	2,522	94,045
Heartland Express, Inc.	8,900	118,726
Knight Transportation, Inc.	5,034	81,048
Old Dominion Freight Line, Inc.†	19,600	748,720
Saia, Inc.†	8,900	321,913
Swift Transportation Co.†	6,500	92,170
		1,630,243
Travel Services — 0.1%
Interval Leisure Group, Inc.	7,296	158,615
Veterinary Diagnostics — 0.1%
Neogen Corp.†	1,911	94,728
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	400	14,980
USANA Health Sciences, Inc.†	2,500	120,825
		135,805
Water — 0.1%
American States Water Co.	1,641	94,472
Web Hosting/Design — 0.1%
NIC, Inc.	5,018	96,145
Web Portals/ISP — 0.0%
Blucora, Inc.†	3,479	53,855
Wire & Cable Products — 0.2%
Belden, Inc.	3,793	195,908
Encore Wire Corp.	1,584	55,472
		251,380
Wireless Equipment — 1.0%
InterDigital, Inc.	22,640	1,082,871
RF Micro Devices, Inc.†	11,500	61,180
Telenav, Inc.†	8,800	56,760
Ubiquiti Networks, Inc.	10,000	137,200

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Wireless Equipment (continued)
ViaSat, Inc.†	3,454	$167,312
		1,505,323
Total Common Stock (cost $116,132,547)		142,587,760
EXCHANGE-TRADED FUNDS — 1.1%
iShares Core S&P Small-Cap ETF	11,193	974,462
iShares Nasdaq Biotechnology Index Fund	3,070	490,985
iShares Russell 2000 Value Index Fund	2,800	234,668
Total Exchange Traded-Funds (cost $1,439,179)		1,700,115
U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes — 0.1%
0.25% due 11/30/2013(1) (cost $105,060)	$105,000	105,070
Total Long-Term Investment Securities (cost $117,676,786)		144,392,945
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2013	1,987,000	1,987,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 06/06/2013(1)	80,000	79,992
Total Short-Term Investment Securities (cost $2,066,989)		2,066,992
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $1,084,001 and collateralized by $1,110,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11% due 11/07/2022 and having an approximate value of $1,110,426	$1,084,000	$1,084,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	567,000	567,000
Total Repurchase Agreements (cost $1,651,000)		1,651,000
TOTAL INVESTMENTS (cost $121,394,775)(3)	100.5%	148,110,937
Liabilities in excess of other assets	(0.5)	(768,403)
NET ASSETS	100.0%	$147,342,534

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
26	Long	Russell 2000 Mini Index	June 2013	$2,433,285	$2,467,140	$33,855

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$12,567,008	$—	$—	$12,567,008
Real Estate Investment Trusts	12,303,136	—	—	12,303,136
Other Industries*	117,717,616	—	—	117,717,616
Exchange-Traded Funds	1,700,115	—	—	1,700,115
U.S. Government Treasuries	—	105,070	—	105,070
Short-Term Investment Securities:
Time Deposits	—	1,987,000	—	1,987,000
U.S. Government Treasuries	—	79,992	—	79,992
Repurchase Agreements	—	1,651,000	—	1,651,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	33,855	—	—	33,855
Total	$144,321,730	$3,823,062	$—	$148,144,792

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Banks-Commercial	8.5%
Medical-Drugs	5.6
Auto-Cars/Light Trucks	4.3
Insurance-Life/Health	3.9
Diversified Banking Institutions	3.8
Food-Misc./Diversified	3.2
Repurchase Agreements	2.5
Tobacco	2.2
Oil Companies-Exploration & Production	2.2
Real Estate Operations & Development	2.1
Oil Companies-Integrated	2.1
Brewery	1.9
Electronic Components-Semiconductors	1.8
Transport-Rail	1.7
Chemicals-Diversified	1.6
Time Deposits	1.5
Exchange-Traded Funds	1.5
Electric-Integrated	1.5
Telephone-Integrated	1.4
Metal-Diversified	1.4
Insurance-Multi-line	1.4
Semiconductor Components-Integrated Circuits	1.3
Telecom Services	1.3
Electronic Components-Misc.	1.3
Transport-Services	1.2
Advertising Services	1.2
Soap & Cleaning Preparation	1.2
Industrial Automated/Robotic	1.1
Gas-Distribution	1.1
Beverages-Wine/Spirits	1.0
Machinery-General Industrial	1.0
Diversified Minerals	1.0
Retail-Jewelry	1.0
Food-Retail	0.9
E-Commerce/Services	0.9
Finance-Other Services	0.9
Wireless Equipment	0.9
Agricultural Chemicals	0.9
Steel-Producers	0.9
Import/Export	0.9
Real Estate Management/Services	0.8
Transport-Marine	0.8
Cable/Satellite TV	0.8
Real Estate Investment Trusts	0.7
Medical-Wholesale Drug Distribution	0.7
Building-Heavy Construction	0.7
Insurance-Reinsurance	0.6
Electronic Measurement Instruments	0.6
Casino Hotels	0.6
Cellular Telecom	0.6
Public Thoroughfares	0.5
Computer Services	0.5
Medical Products	0.5
Oil-Field Services	0.5
Engineering/R&D Services	0.5
Power Converter/Supply Equipment	0.5
Finance-Leasing Companies	0.5
Oil & Gas Drilling	0.5
Metal Processors & Fabrication	0.4
Apparel Manufacturers	0.4
Building & Construction-Misc.	0.4
Investment Management/Advisor Services	0.4%
Machinery-Pumps	0.4
Diversified Financial Services	0.4
Cosmetics & Toiletries	0.4
Consumer Products-Misc.	0.4
Gold Mining	0.4
Applications Software	0.4
Building-Residential/Commercial	0.3
Airlines	0.3
Diversified Manufacturing Operations	0.3
Medical Instruments	0.3
Water	0.3
Therapeutics	0.3
Television	0.3
Appliances	0.3
Retail-Apparel/Shoe	0.3
Insurance-Property/Casualty	0.3
Steel Pipe & Tube	0.2
Beverages-Non-alcoholic	0.2
Coal	0.2
Enterprise Software/Service	0.2
Internet Content-Entertainment	0.2
Diversified Operations	0.2
Building Products-Cement	0.2
Industrial Gases	0.2
Retail-Drug Store	0.2
Aerospace/Defense	0.2
Electric Products-Misc.	0.2
Rubber-Tires	0.2
Machinery-Construction & Mining	0.2
Finance-Investment Banker/Broker	0.2
Audio/Video Products	0.2
Auto/Truck Parts & Equipment-Original	0.1
Chemicals-Specialty	0.1
Office Automation & Equipment	0.1
Building & Construction Products-Misc.	0.1
Retail-Major Department Stores	0.1
Auto-Heavy Duty Trucks	0.1
Textile-Apparel	0.1
U.S. Government Treasuries	0.1
Retail-Misc./Diversified	0.1
Medical-Biomedical/Gene	0.1
Commercial Services	0.1
Medical-Generic Drugs	0.1
Aerospace/Defense-Equipment	0.1
Semiconductor Equipment	0.1
Diversified Operations/Commercial Services	0.1
Optical Supplies	0.1
Food-Catering	0.1
Publishing-Periodicals	0.1
Athletic Footwear	0.1
Multimedia	0.1
Machine Tools & Related Products	0.1
Oil Refining & Marketing	0.1
Machinery-Farming	0.1
Dialysis Centers	0.1
Retail-Building Products	0.1
99.5%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited) (continued)

Country Allocation*
Japan	18.4%
United Kingdom	15.7
Switzerland	6.3
France	6.1
United States	5.6
Germany	5.2
Hong Kong	4.4
Netherlands	4.2
Sweden	3.6
Australia	3.2
Jersey	2.8
Canada	2.5
Norway	1.9
Brazil	1.7
Spain	1.7
South Korea	1.7
Mexico	1.6
Italy	1.5
Denmark	1.5
India	1.5
Taiwan	1.3
Indonesia	0.9
Thailand	0.9
China	0.7
Cayman Islands	0.7
Chile	0.6
Singapore	0.5
Luxembourg	0.5
Belgium	0.4
Turkey	0.4
Marshall Islands	0.3
Finland	0.2
Cyprus	0.2
Bermuda	0.2
Israel	0.2
Poland	0.1
Ireland	0.1
Austria	0.1
Portugal	0.1
99.5%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 93.3%
Australia — 3.2%
AGL Energy, Ltd.	6,434	$106,217
ALS, Ltd.	4,795	52,257
Amcor, Ltd.	14,126	136,451
AMP, Ltd.	36,942	200,340
APA Group	11,066	68,651
Asciano, Ltd.	13,021	75,764
ASX, Ltd.	2,474	93,196
Aurizon Holdings, Ltd.	20,846	87,445
Australia & New Zealand Banking Group, Ltd.	31,750	942,876
Bendigo and Adelaide Bank, Ltd.	7,526	80,453
BGP Holdings PLC†(3)(4)	98,723	0
BHP Billiton, Ltd.	37,258	1,270,494
Boral, Ltd.	10,339	52,841
Brambles, Ltd.	18,353	161,808
CFS Retail Property Trust Group	30,812	64,465
Coca-Cola Amatil, Ltd.	67,258	1,020,729
Cochlear, Ltd.	729	51,638
Commonwealth Bank of Australia	18,680	1,322,387
Computershare, Ltd.	6,058	64,319
Crown, Ltd.	5,661	72,478
CSL, Ltd.	5,841	360,112
Dexus Property Group	65,265	70,652
Federation Centres	20,721	50,902
Fortescue Metals Group, Ltd.	17,590	72,139
Goodman Group	21,087	104,918
GPT Group	18,840	72,755
Iluka Resources, Ltd.	5,221	50,813
Incitec Pivot, Ltd.	20,245	65,116
Insurance Australia Group, Ltd.	24,273	144,268
Leighton Holdings, Ltd.	49,758	1,063,830
Lend Lease Group	7,417	78,748
Macquarie Group, Ltd.	3,894	150,579
Metcash, Ltd.	11,717	50,492
Mirvac Group	46,390	78,226
National Australia Bank, Ltd.	27,382	878,999
Newcrest Mining, Ltd.	9,352	195,177
Orica, Ltd.	4,913	125,036
Origin Energy, Ltd.	14,231	196,717
QBE Insurance Group, Ltd.	14,978	210,629
Ramsay Health Care, Ltd.	1,688	56,752
Rio Tinto, Ltd.	5,307	315,976
Santos, Ltd.	12,121	156,826
Sonic Healthcare, Ltd.	4,799	69,584
Stockland	26,988	102,535
Suncorp Group, Ltd.	14,855	182,768
Tatts Group, Ltd.	19,655	64,855
Telstra Corp., Ltd.	46,368	217,673
Toll Holdings, Ltd.	9,469	58,448
Transurban Group	15,796	104,900
Treasury Wine Estates, Ltd.	8,559	50,693
Wesfarmers, Ltd.	11,628	486,564
Westfield Group	23,827	269,097
Westfield Retail Trust	34,588	108,728
Westpac Banking Corp.	35,340	1,131,519
Woodside Petroleum, Ltd.	7,646	285,081
Security Description	Shares	Value (Note 2)
Australia (continued)
Woolworths, Ltd.	13,849	$487,097
WorleyParsons, Ltd.	2,947	75,737
		14,169,750
Austria — 0.1%
Andritz AG	1,084	72,736
Erste Group Bank AG†	2,835	78,977
Immoeast AG†(3)	262,436	0
IMMOFINANZ AG	17,721	67,133
OMV AG	2,171	92,333
Voestalpine AG	1,806	55,463
		366,642
Belgium — 0.4%
Ageas	2,849	96,369
Anheuser-Busch InBev NV	9,317	922,705
Belgacom SA	2,043	50,798
Colruyt SA	928	44,881
Delhaize Group SA	1,417	77,305
Groupe Bruxelles Lambert SA	1,155	88,325
KBC Groep NV	2,915	100,414
Solvay SA	700	94,810
UCB SA	1,367	87,274
Umicore SA	1,419	66,663
		1,629,544
Bermuda — 0.2%
Cheung Kong Infrastructure Holdings, Ltd.	5,000	34,264
First Pacific Co., Ltd.	36,000	48,784
Huabao International Holdings, Ltd.	788,285	341,179
Kerry Properties, Ltd.	10,500	46,730
Li & Fung, Ltd.	78,000	107,507
Seadrill, Ltd.	4,322	156,481
Shangri-La Asia, Ltd.	24,000	47,176
		782,121
Brazil — 1.3%
Banco do Brasil SA	191,100	2,591,426
Grupo BTG Pactual	90,100	1,509,345
Sul America SA	167,568	1,671,334
		5,772,105
Canada — 2.5%
Canadian Natural Resources, Ltd.	62,009	1,984,507
Canadian Pacific Railway, Ltd.	29,601	3,855,082
Kinross Gold Corp.	178,051	1,411,944
Potash Corp. of Saskatchewan, Inc.	57,770	2,264,934
Teck Resources, Ltd., Class B	41,900	1,177,498
		10,693,965
Cayman Islands — 0.7%
Ctrip.com International, Ltd. ADR†	47,168	1,008,452
Hengdeli Holdings, Ltd.	2,772,000	767,699
Sands China, Ltd.	31,000	160,726
Wynn Macau, Ltd.†	19,600	52,136
Youku Todou, Inc. ADR†	54,034	906,150
		2,895,163

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chile — 0.6%
Enersis SA	3,364,333	$1,296,852
Enersis SA ADR	67,231	1,293,524
		2,590,376
China — 0.7%
China Construction Bank Corp., Class H	2,702,000	2,206,652
Yanzhou Coal Mining Co., Ltd.	764,000	1,029,400
		3,236,052
Cyprus — 0.2%
Globaltrans Investment PLC GDR*(5)	61,000	962,580
Denmark — 1.5%
AP Moeller - Maersk A/S, Series A	10	74,768
AP Moeller - Maersk A/S, Series B	424	3,310,136
Carlsberg A/S, Class B	1,272	123,802
Coloplast A/S	1,505	80,978
Danske Bank A/S†	8,526	152,476
DSV A/S	2,806	67,794
Novo Nordisk A/S, Class B	14,902	2,421,589
Novozymes A/S, Class B	3,063	103,867
TDC A/S	10,221	78,547
		6,413,957
Finland — 0.2%
Elisa Oyj	2,439	45,307
Fortum Oyj	5,203	104,856
Kone Oyj, Class B	1,800	141,571
Metso Oyj	1,648	70,122
Nokia Oyj	43,473	140,669
Nokian Renkaat Oyj	1,397	62,146
Orion Oyj, Class B	1,236	32,468
Sampo, Class A	4,668	179,531
Stora Enso Oyj, Class R	9,388	60,598
UPM-Kymmene Oyj	7,602	84,837
Wartsila Oyj Abp	2,110	94,811
		1,016,916
France — 6.1%
Accor SA	2,258	78,448
Aeroports de Paris	449	38,089
Air Liquide SA	3,484	423,334
Alstom SA	2,819	114,743
Arkema SA	755	68,693
AtoS	747	51,416
AXA SA	20,521	352,789
BNP Paribas SA	36,235	1,859,989
Bouygues SA	2,503	67,899
Bureau Veritas SA	594	73,942
Cap Gemini SA	2,134	97,120
Carrefour SA	7,154	195,856
Casino Guichard Perrachon SA	694	72,938
Christian Dior SA	654	108,493
Cie de St-Gobain	4,959	183,857
Cie Generale d'Optique Essilor International SA	2,275	253,011
Cie Generale de Geophysique - Veritas†	2,393	53,902
Security Description	Shares	Value (Note 2)
France (continued)
Cie Generale des Etablissements Michelin	2,104	$176,001
Credit Agricole SA†	12,851	105,868
Danone SA	30,641	2,132,215
Dassault Systemes SA	779	90,061
Edenred	2,152	70,434
Electricite de France SA	3,063	58,744
Eutelsat Communications SA	1,759	62,025
France Telecom SA	23,442	237,115
GDF Suez	15,994	307,975
Groupe Eurotunnel SA	7,687	61,237
Iliad SA	280	59,569
Klepierre	1,504	59,087
L'Oreal SA	2,749	435,946
Lafarge SA	2,192	145,650
Lagardere SCA	1,692	62,309
Legrand SA	2,930	127,788
LVMH Moet Hennessy Louis Vuitton SA	2,948	506,053
Natixis	12,968	49,243
Pernod-Ricard SA	26,082	3,250,424
PPR	882	193,806
Publicis Groupe SA	2,194	147,133
Remy Cointreau SA	312	36,063
Renault SA	46,231	2,896,731
Safran SA	2,676	119,369
Sanofi	13,607	1,382,800
Schneider Electric SA	30,814	2,251,703
SCOR SE	2,191	62,919
Societe BIC SA	405	47,035
Societe Generale SA†	48,137	1,581,670
Sodexo	1,178	109,791
Suez Environnement Co.	3,689	47,052
Technip SA	1,263	129,501
Thales SA	1,354	57,274
Total SA	24,663	1,181,089
Unibail-Rodamco SE	1,098	255,767
Vallourec SA	20,817	1,000,778
Veolia Environnement SA	5,306	66,921
Vinci SA	5,465	246,230
Vivendi SA	137,067	2,831,727
Zodiac Aerospace	466	54,305
		26,791,927
Germany — 5.0%
Adidas AG	2,560	265,639
Allianz SE	5,371	729,532
BASF SE	10,622	930,341
Bayer AG	9,601	990,464
Bayerische Motoren Werke AG	3,935	339,557
Beiersdorf AG	9,980	921,706
Brenntag AG	654	102,121
Commerzbank AG†	51,683	75,865
Continental AG	1,327	158,672
Daimler AG	45,437	2,472,432
Deutsche Bank AG	11,151	434,800
Deutsche Boerse AG	31,550	1,910,924

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Germany (continued)
Deutsche Lufthansa AG	3,169	$61,895
Deutsche Post AG	10,674	245,971
Deutsche Telekom AG	32,830	347,058
E.ON SE	21,779	380,280
Fresenius Medical Care AG & Co. KGaA	2,578	174,008
Fresenius SE & Co. KGaA	16,465	2,032,502
GEA Group AG	2,755	90,805
Hannover Rueckversicherung AG	824	64,639
HeidelbergCement AG	1,900	136,551
Henkel AG & Co. KGaA	1,650	130,302
Infineon Technologies AG	14,728	116,309
K+S AG	2,324	108,106
Kabel Deutschland Holding AG	23,501	2,168,634
Lanxess AG	1,008	71,488
Linde AG	2,151	399,987
MAN SE	535	57,524
Merck KGaA	740	111,660
Metro AG	1,951	55,476
Muenchener Rueckversicherungs AG	2,088	390,548
RWE AG	6,488	241,835
SAP AG	10,682	855,895
Siemens AG	9,669	1,041,607
Suedzucker AG	1,132	47,818
ThyssenKrupp AG†	143,566	2,919,980
Volkswagen AG	314	59,074
		21,642,005
Greece — 0.0%
Coca-Cola Hellenic Bottling Co. SA	2,765	74,085
Guernsey — 0.0%
Resolution, Ltd.	17,976	74,430
Hong Kong — 4.4%
AIA Group, Ltd.	1,242,000	5,423,511
Bank of East Asia, Ltd.	17,600	69,260
BOC Hong Kong Holdings, Ltd.	47,000	157,107
Cathay Pacific Airways, Ltd.	24,000	41,055
Cheung Kong Holdings, Ltd.	17,000	250,953
China Mobile, Ltd.	34,500	365,078
China Overseas Land & Investment, Ltd.	526,000	1,453,357
CLP Holdings, Ltd.	22,000	192,704
Franshion Properties China Ltd	2,172,000	705,049
Galaxy Entertainment Group, Ltd.†	25,000	104,338
Guangdong Investment, Ltd.	1,274,000	1,119,214
Hang Lung Properties, Ltd.	889,437	3,328,285
Hang Seng Bank, Ltd.	8,500	136,097
Henderson Land Development Co., Ltd.	12,000	82,002
Hong Kong & China Gas Co., Ltd.	62,000	180,493
Hong Kong Exchanges and Clearing, Ltd.	13,700	233,475
Hutchison Whampoa, Ltd.	25,000	260,685
Hysan Development Co., Ltd.	10,000	50,688
Link REIT	28,500	155,657
MTR Corp., Ltd.	19,000	75,504
Security Description	Shares	Value (Note 2)
Hong Kong (continued)
New World Development Co., Ltd.	249,000	$422,099
Power Assets Holdings, Ltd.	16,500	155,474
Sino Land Co., Ltd.	38,000	64,417
SJM Holdings, Ltd.	897,000	2,241,576
Sun Hung Kai Properties, Ltd.	19,000	255,513
Swire Pacific, Ltd., Class A	8,500	108,451
Swire Properties, Ltd.	15,200	54,040
Wharf Holdings, Ltd.	19,000	169,730
Wheelock & Co., Ltd.	13,000	69,662
Yuexiu Property Co., Ltd.	5,098,000	1,470,981
		19,396,455
India — 1.5%
Axis Bank, Ltd.	72,983	1,754,496
HCL Technologies, Ltd.	104,394	1,538,458
ICICI Bank, Ltd. ADR	17,990	771,771
Infosys, Ltd. ADR	43,200	2,328,912
		6,393,637
Indonesia — 0.9%
Bank Negara Indonesia Persero Tbk PT	3,603,375	1,872,606
Indofood Sukses Makmur Tbk PT	2,614,000	2,004,044
		3,876,650
Ireland — 0.1%
CRH PLC	8,905	196,587
Elan Corp. PLC (ISE)†	5,948	68,392
Elan Corp. PLC (LSE)†	1,186	13,637
James Hardie Industries CDI	5,332	55,556
Kerry Group PLC, Class A	1,781	106,137
		440,309
Isle of Man — 0.0%
Genting Singapore PLC	81,000	97,606
Israel — 0.2%
Bank Hapoalim BM†	16,393	74,096
Bank Leumi Le-Israel BM†	23,800	83,684
Bezeq The Israeli Telecommunication Corp., Ltd.	29,678	41,024
Israel Chemicals, Ltd.	6,786	87,476
Teva Pharmaceutical Industries, Ltd.	10,867	426,806
		713,086
Italy — 1.5%
Assicurazioni Generali SpA	14,443	224,783
Atlantia SpA	4,569	72,164
Enel Green Power SpA	29,285	54,926
Enel SpA	80,002	261,124
Eni SpA	29,946	672,990
Eni SpA ADR	52,100	2,338,769
Fiat Industrial SpA	10,980	123,450
Fiat SpA†	13,523	71,946
Intesa Sanpaolo SpA	131,346	192,296
Luxottica Group SpA	1,966	98,573
Prada SpA	181,800	1,837,156
Prysmian SpA	3,094	63,663
Saipem SpA	3,449	106,075
Snam SpA	22,213	101,265

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Italy (continued)
Telecom Italia SpA	130,668	$92,302
Telecom Italia SpA RSP	59,575	36,660
Terna Rete Elettrica Nazionale SpA	16,913	70,034
UniCredit SpA†	48,787	208,275
Unione di Banche Italiane SCPA	13,622	50,190
		6,676,641
Japan — 18.4%
Aeon Co., Ltd.	8,300	107,077
Aisin Seiki Co., Ltd.	2,500	91,580
Ajinomoto Co., Inc.	8,000	120,195
All Nippon Airways Co., Ltd.	23,000	46,889
Amada Co., Ltd.	6,000	40,072
Aozora Bank, Ltd.	15,000	42,047
Asahi Glass Co., Ltd.	13,000	89,032
Asahi Group Holdings, Ltd.	4,900	117,011
Asahi Kasei Corp.	367,000	2,447,186
Astellas Pharma, Inc.	5,100	274,007
Bank of Kyoto, Ltd.	7,000	68,231
Bank of Yokohama, Ltd.	232,000	1,342,536
Benesse Holdings, Inc.	1,100	47,245
Bridgestone Corp.	7,900	265,906
Canon, Inc.	13,600	490,975
Central Japan Railway Co.	1,700	179,061
Chiba Bank, Ltd.	12,000	86,005
Chubu Electric Power Co., Inc.	7,800	95,492
Chugai Pharmaceutical Co., Ltd.	2,900	65,680
Chugoku Electric Power Co., Inc.	4,000	53,302
Credit Saison Co., Ltd.	2,100	52,266
Dai Nippon Printing Co., Ltd.	8,000	75,260
Dai-ichi Life Insurance Co., Ltd.	109	146,406
Daicel Corp.	6,000	47,526
Daihatsu Motor Co., Ltd.	2,000	41,453
Daiichi Sankyo Co., Ltd.	8,600	165,736
Daikin Industries, Ltd.	3,000	117,541
Daito Trust Construction Co., Ltd.	1,000	85,156
Daiwa House Industry Co., Ltd.	6,000	115,948
Daiwa Securities Group, Inc.	22,000	153,238
Dena Co., Ltd.	1,200	32,555
Denso Corp.	5,900	249,644
Dentsu, Inc.	2,600	77,050
East Japan Railway Co.	28,200	2,311,574
Eisai Co., Ltd.	3,200	142,705
Electric Power Development Co., Ltd.	1,800	47,341
FANUC Corp.	30,600	4,707,942
Fast Retailing Co., Ltd.	600	195,264
Fuji Heavy Industries, Ltd.	7,000	108,590
FUJIFILM Holdings Corp.	6,300	122,816
Fujitsu, Ltd.	25,000	102,994
Fukuoka Financial Group, Inc.	14,000	71,799
Hamamatsu Photonics KK	1,200	48,290
Hankyu Hanshin Holdings, Inc.	16,000	96,666
Hino Motors, Ltd.	4,000	42,897
Hirose Electric Co., Ltd.	400	53,982
Hisamitsu Pharmaceutical Co., Inc.	900	49,119
Security Description	Shares	Value (Note 2)
Japan (continued)
Hitachi Construction Machinery Co., Ltd.	2,100	$45,220
Hitachi, Ltd.	57,000	328,637
Honda Motor Co., Ltd.	19,100	720,965
Hoya Corp.	5,900	109,756
Idemitsu Kosan Co., Ltd.	500	43,109
IHI Corp.	22,000	66,808
Inpex Corp.	360	1,911,234
Isetan Mitsukoshi Holdings, Ltd.	6,100	87,957
Isuzu Motors, Ltd.	489,000	2,881,663
ITOCHU Corp.	18,400	220,964
J. Front Retailing Co., Ltd.	8,000	61,924
Japan Airlines Co., Ltd.	29,800	1,382,735
Japan Exchange Group, Inc.	18,800	1,702,739
Japan Real Estate Investment Corp.	8	109,492
Japan Retail Fund Investment Corp.	32	78,896
Japan Tobacco, Inc.	181,400	5,778,297
JFE Holdings, Inc.	6,100	114,448
JGC Corp.	3,000	75,780
Joyo Bank, Ltd.	12,000	67,148
JSR Corp.	2,700	54,814
JX Holdings, Inc.	27,500	152,129
Kajima Corp.	13,000	35,337
Kansai Electric Power Co., Inc.†	9,100	89,667
Kao Corp.	6,100	199,490
Kawasaki Heavy Industries, Ltd.	20,000	62,646
KDDI Corp.	63,824	2,622,626
Keikyu Corp.	7,000	73,211
Keio Corp.	9,000	77,309
Keisei Electric Railway Co., Ltd.	5,000	53,249
Keyence Corp.	8,800	2,675,133
Kintetsu Corp.	22,000	101,848
Kirin Holdings Co., Ltd.	11,000	176,481
Kobe Steel, Ltd.†	43,000	49,766
Komatsu, Ltd.	11,100	265,066
Konica Minolta Holdings, Inc.	6,500	47,484
Kubota Corp.	13,000	184,689
Kuraray Co., Ltd.	5,000	74,485
Kurita Water Industries, Ltd.	2,200	48,121
Kyocera Corp.	1,800	168,380
Kyowa Hakko Kirin Co., Ltd.	5,000	57,018
Kyushu Electric Power Co., Inc.†	5,900	61,205
Lawson, Inc.	800	61,584
LIXIL Group Corp.	3,500	69,049
Makita Corp.	1,500	68,088
Marubeni Corp.	21,000	156,753
Mazda Motor Corp.†	34,000	101,444
McDonald's Holdings Co. Japan, Ltd.	1,700	46,245
Miraca Holdings, Inc.	1,100	53,552
Mitsubishi Chemical Holdings Corp.	17,500	80,829
Mitsubishi Corp.	16,700	309,069
Mitsubishi Electric Corp.	23,000	184,869
Mitsubishi Estate Co., Ltd.	120,000	3,307,709
Mitsubishi Gas Chemical Co., Inc.	6,000	39,563
Mitsubishi Heavy Industries, Ltd.	36,000	204,502
Mitsubishi Materials Corp.	18,000	51,221
Mitsubishi Motors Corp.†	63,000	65,555

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Mitsubishi Tanabe Pharma Corp.	3,000	$46,029
Mitsubishi UFJ Financial Group, Inc.	149,000	882,799
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,200	53,827
Mitsui & Co., Ltd.	20,600	287,193
Mitsui Fudosan Co., Ltd.	10,000	280,208
Mitsui OSK Lines, Ltd.†	15,000	49,214
Mizuho Financial Group, Inc.	267,100	564,376
MS&AD Insurance Group Holdings	6,400	140,395
Murata Manufacturing Co., Ltd.	33,200	2,471,140
Nabtesco Corp.	33,600	690,338
Namco Bandai Holdings, Inc.	2,700	47,733
NEC Corp.	31,000	80,643
NGK Insulators, Ltd.	4,000	43,024
NGK Spark Plug Co., Ltd.	4,000	60,990
Nidec Corp.	1,400	83,691
Nikon Corp.	4,000	94,755
Nintendo Co., Ltd.	1,300	139,552
Nippon Building Fund, Inc.	9	124,230
Nippon Express Co., Ltd.	12,000	58,484
Nippon Meat Packers, Inc.	3,000	49,405
Nippon Steel & Sumitomo Metal Corp.	92,000	229,560
Nippon Telegraph & Telephone Corp.	5,100	222,292
Nippon Yusen KK	23,000	59,344
Nissan Motor Co., Ltd.	289,100	2,778,037
Nitori Holdings Co., Ltd.	550	42,047
Nitto Denko Corp.	2,000	118,284
NKSJ Holdings, Inc.	4,700	98,012
Nomura Holdings, Inc.	44,600	273,245
Nomura Research Institute, Ltd.	2,200	56,437
NSK, Ltd.	246,000	1,867,594
NTT Data Corp.	18	59,917
NTT DOCOMO, Inc.	175	264,042
Obayashi Corp.	10,000	47,781
Odakyu Electric Railway Co., Ltd.	9,000	111,903
OJI Holdings Corp.	14,000	51,582
Olympus Corp.†	2,500	58,691
Omron Corp.	60,300	1,485,411
Ono Pharmaceutical Co., Ltd.	1,300	79,093
Oriental Land Co., Ltd.	600	97,600
ORIX Corp.	172,600	2,182,699
Osaka Gas Co., Ltd.	24,000	105,500
Otsuka Holdings Co., Ltd.	4,300	150,669
Panasonic Corp.	26,900	186,798
Rakuten, Inc.	301,300	3,061,628
Resona Holdings, Inc.	23,400	121,249
Ricoh Co., Ltd.	8,000	85,283
Rohm Co., Ltd.	1,800	65,938
Santen Pharmaceutical Co., Ltd.	1,200	56,700
Secom Co., Ltd.	2,600	133,893
Sega Sammy Holdings, Inc.	3,200	64,931
Sekisui Chemical Co., Ltd.	6,000	65,746
Sekisui House, Ltd.	7,000	95,063
Seven & I Holdings Co., Ltd.	8,900	294,367
Sharp Corp.†	13,000	37,545
Security Description	Shares	Value (Note 2)
Japan (continued)
Shimano, Inc.	1,000	$84,413
Shin-Etsu Chemical Co., Ltd.	4,900	325,175
Shinsei Bank, Ltd.	23,000	51,773
Shionogi & Co., Ltd.	95,900	1,978,485
Shiseido Co., Ltd.	4,800	67,632
Shizuoka Bank, Ltd.	8,000	90,040
Showa Denko KK	32,000	47,908
SMC Corp.	700	135,124
Softbank Corp.	11,200	516,118
Sony Corp.	12,800	223,164
Sony Financial Holdings, Inc.	3,000	44,914
Stanley Electric Co., Ltd.	3,000	52,782
Sugi Pharmacy Co., Ltd.	22,700	807,443
Sumitomo Chemical Co., Ltd.	20,000	62,221
Sumitomo Corp.	157,000	1,963,750
Sumitomo Electric Industries, Ltd.	10,500	129,438
Sumitomo Heavy Industries, Ltd.	9,000	36,409
Sumitomo Metal Mining Co., Ltd.	7,000	99,819
Sumitomo Mitsui Financial Group, Inc.	15,700	629,300
Sumitomo Mitsui Trust Holdings, Inc.	39,000	183,447
Sumitomo Realty & Development Co., Ltd.	4,000	152,686
Sumitomo Rubber Industries, Ltd.	3,600	61,274
Suzuken Co., Ltd.	1,400	52,028
Suzuki Motor Corp.	4,300	96,382
Sysmex Corp.	1,000	61,478
T&D Holdings, Inc.	7,300	88,053
Taiheiyo Cement Corp.	16,000	37,545
Taisei Corp.	16,000	44,001
Taisho Pharmaceutical Holdings Co., Ltd.	600	43,449
Takashimaya Co., Ltd.	6,000	59,630
Takeda Pharmaceutical Co., Ltd.	9,200	491,357
TDK Corp.	1,500	52,081
Terumo Corp.	2,000	86,006
THK Co., Ltd.	2,000	38,607
Tobu Railway Co., Ltd.	15,000	85,528
Tohoku Electric Power Co., Inc.†	5,900	47,611
Tokio Marine Holdings, Inc.	8,300	233,542
Tokyo Electric Power Co., Inc.†	17,900	48,466
Tokyo Electron, Ltd.	2,500	110,560
Tokyo Gas Co., Ltd.	29,000	158,271
Tokyu Corp.	15,000	112,922
Tokyu Land Corp.	7,000	65,184
TonenGeneral Sekiyu KK	5,000	49,055
Toppan Printing Co., Ltd.	9,000	64,600
Toray Industries, Inc.	20,000	135,060
Toshiba Corp.	48,000	240,561
TOTO, Ltd.	6,000	53,196
Toyo Seikan Kaisha, Ltd.	3,300	46,392
Toyota Industries Corp.	2,500	91,049
Toyota Motor Corp.	96,800	4,995,201
Toyota Tsusho Corp.	2,600	67,333
Trend Micro, Inc.	1,600	45,479
Ube Industries, Ltd.	17,000	33,393
Unicharm Corp.	1,400	82,799

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
West Japan Railway Co.	2,200	$105,468
Yahoo Japan Corp.	186	85,515
Yakult Honsha Co., Ltd.	1,300	52,522
Yamada Denki Co., Ltd.	1,210	55,181
Yamaha Motor Co., Ltd.	4,800	65,746
Yamato Holdings Co., Ltd.	4,900	90,529
		80,521,247
Jersey — 2.8%
Experian PLC	12,524	216,937
Glencore International PLC	46,623	252,266
Petrofac, Ltd.	91,993	2,003,029
Randgold Resources, Ltd.	1,021	88,117
Shire PLC	139,681	4,253,255
Wolseley PLC	3,176	157,948
WPP PLC	322,033	5,132,893
		12,104,445
Luxembourg — 0.5%
ArcelorMittal	13,124	169,091
Millicom International Cellular SA SDR	752	59,992
Samsonite International SA	684,000	1,707,533
SES SA FDR	3,512	110,083
Subsea 7 SA	3,937	91,908
Tenaris SA	5,966	121,228
		2,259,835
Marshall Islands — 0.3%
Ocean Rig UDW, Inc.†	81,251	1,308,954
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	116,000	54,230
Mexico — 1.6%
Empresas ICA SAB de CV†	768,000	2,570,186
Fibra Uno Administracion SA de CV	236,200	781,643
Macquarie Mexico Real Estate Management SA de CV†	559,000	1,248,376
OHL Mexico SAB de CV†	906,500	2,513,966
		7,114,171
Netherlands — 4.2%
Aegon NV	22,663	136,292
Akzo Nobel NV	2,799	177,693
ASML Holding NV	3,812	256,420
DE Master Blenders 1753 NV†	6,856	105,912
European Aeronautic Defence and Space Co. NV	5,316	270,560
Gemalto NV	935	81,569
Heineken Holding NV	44,690	2,864,057
Heineken NV	2,592	195,389
ING Groep NV CVA†	482,954	3,428,218
Koninklijke Ahold NV	133,690	2,048,975
Koninklijke DSM NV	1,754	102,110
Koninklijke KPN NV	15,253	51,311
Koninklijke Philips Electronics NV	11,254	333,062
Koninklijke Vopak NV	24,722	1,490,551
LyondellBasell Industries NV, Class A	42,289	2,676,471
Security Description	Shares	Value (Note 2)
Netherlands (continued)
QIAGEN NV†	3,097	$64,558
Randstad Holding NV	1,847	75,629
Reed Elsevier NV	8,398	143,891
STMicroelectronics NV	9,558	73,520
Unilever NV CVA	93,002	3,809,950
Wolters Kluwer NV	4,790	104,608
Ziggo NV	1,542	54,235
		18,544,981
New Zealand — 0.0%
Fletcher Building, Ltd.	8,724	62,574
Telecom Corp. of New Zealand, Ltd.	24,226	47,446
		110,020
Norway — 1.9%
Algeta ASA†	41,711	1,401,745
DNB ASA	196,542	2,878,979
Gjensidige Forsikring ASA	2,683	44,211
Norsk Hydro ASA	17,101	73,819
Orkla ASA	10,341	82,591
Statoil ASA	12,993	313,762
Storebrand ASA†	276,941	1,073,729
Telenor ASA	96,543	2,108,470
Yara International ASA	2,177	98,515
		8,075,821
Poland — 0.1%
Bank Zachodni WBK SA	8,183	632,745
Portugal — 0.1%
EDP - Energias de Portugal SA	27,866	85,810
Galp Energia SGPS SA	4,321	67,693
Jeronimo Martins SGPS SA	3,130	60,972
Portugal Telecom SGPS SA	11,115	55,060
		269,535
Singapore — 0.5%
Ascendas Real Estate Investment Trust	34,000	71,253
CapitaLand, Ltd.	32,000	91,049
CapitaMall Trust	40,000	67,384
City Developments, Ltd.	7,000	63,926
ComfortDelGro Corp., Ltd.	34,000	52,344
DBS Group Holdings, Ltd.	22,000	283,722
Fraser and Neave, Ltd.(5)	11,000	83,698
Global Logistic Properties, Ltd.	28,000	59,130
Jardine Cycle & Carriage, Ltd.	2,000	82,425
Keppel Corp., Ltd.	18,000	162,495
Oversea-Chinese Banking Corp., Ltd.	31,000	266,111
SembCorp Industries, Ltd.	15,000	62,749
Singapore Airlines, Ltd.	8,000	70,092
Singapore Exchange, Ltd.	16,000	99,303
Singapore Press Holdings, Ltd.	30,000	108,330
Singapore Technologies Engineering, Ltd.	23,000	79,902
Singapore Telecommunications, Ltd.	94,000	272,003
United Overseas Bank, Ltd.	16,000	262,830
Wilmar International, Ltd.	29,000	80,643
		2,319,389

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
South Korea — 1.7%
DGB Financial Group, Inc.	108,520	$1,640,470
KT&G Corp.	16,074	1,107,903
Samsung Electronics Co., Ltd.	3,479	4,780,162
		7,528,535
Spain — 1.7%
Abertis Infraestructuras SA	4,821	81,027
ACS Actividades de Construccion y Servicios SA	2,084	48,638
Amadeus IT Holding SA, Class A	3,705	100,102
Banco Bilbao Vizcaya Argentaria SA	315,532	2,735,716
Banco de Sabadell SA	34,092	62,587
Banco Popular Espanol SA†	895,801	663,785
Banco Santander SA	122,715	824,675
CaixaBank	16,443	55,651
Distribuidora Internacional de Alimentacion SA	7,968	55,120
Enagas SA	2,711	63,133
Ferrovial SA	4,977	78,991
Gas Natural SDG SA	4,228	74,854
Grifols SA†	1,711	63,447
Iberdrola SA	55,580	258,864
Inditex SA	2,537	336,302
International Consolidated Airlines Group SA†	14,718	56,605
Mediaset Espana Comunicacion SA	154,904	1,112,286
Red Electrica Corp. SA	1,321	66,471
Repsol SA	10,145	206,143
Telefonica SA	47,825	643,159
		7,587,556
Sweden — 3.6%
Alfa Laval AB	4,306	99,062
Assa Abloy AB, Class B	3,607	147,110
Atlas Copco AB, Class A	7,399	209,796
Atlas Copco AB, Class B	5,029	126,872
Boliden AB	4,000	64,311
Electrolux AB, Series B	44,284	1,125,341
Elekta AB, Series B	96,249	1,459,704
Getinge AB, Class B	2,505	76,404
Hennes & Mauritz AB, Class B	11,058	394,898
Hexagon AB, Class B	98,876	2,689,936
Investment AB Kinnevik, Class B	2,871	69,481
Investor AB, Class B	5,339	154,004
Lundin Petroleum AB†	2,617	56,556
Meda AB, Series A	254,215	3,009,902
Nordea Bank AB	30,476	344,720
Sandvik AB	11,628	178,577
Scania AB, Class B	3,563	74,433
Skandinaviska Enskilda Banken AB, Class A	17,814	178,700
Skanska AB, Class B	4,741	85,599
SKF AB, Class B	4,689	114,198
Svenska Cellulosa AB, Class B	6,650	171,231
Svenska Handelsbanken AB, Class A	5,733	244,715
Swedbank AB, Class A	9,409	213,720
Swedish Match AB	2,879	89,267
Security Description	Shares	Value (Note 2)
Sweden (continued)
Tele2 AB, Class B	3,996	$69,453
Telefonaktiebolaget LM Ericsson, Class B	316,314	3,936,654
TeliaSonera AB	24,949	177,926
Volvo AB, Class B	18,310	265,901
		15,828,471
Switzerland — 6.3%
ABB, Ltd.	90,739	2,047,125
Actelion, Ltd.	1,490	80,937
Adecco SA	1,705	93,425
Aryzta AG	1,276	75,363
Baloise Holding AG	777	72,788
Cie Financiere Richemont SA, Class A	35,937	2,821,187
Credit Suisse Group AG	15,284	401,185
Geberit AG	510	125,592
Givaudan SA	104	127,781
Holcim, Ltd.	2,695	214,833
Julius Baer Group, Ltd.	3,108	120,881
Kuehne & Nagel International AG	32,650	3,560,880
Lindt & Spruengli AG(LSE)	1	45,142
Lindt & Spruengli AG (Participation Certificate)(SIX)	12	46,192
Lonza Group AG	713	46,281
Nestle SA	37,355	2,702,235
Novartis AG	56,003	3,980,403
Partners Group Holding AG	263	64,932
Roche Holding AG	20,401	4,750,918
Schindler Holding AG(SIX)	299	42,660
Schindler Holding AG(LSE)	490	71,822
SGS SA	68	166,811
Sika AG	30	72,898
Sonova Holding AG	624	74,893
Sulzer AG	345	58,966
Swatch Group AG(SIX)	739	75,029
Swatch Group AG (ESE)	339	197,184
Swiss Life Holding AG	421	62,418
Swiss Prime Site AG	990	80,170
Swiss Re AG	28,827	2,345,042
Swisscom AG	292	135,139
Syngenta AG	3,637	1,517,652
Transocean, Ltd.†	4,265	221,250
UBS AG	43,406	665,498
Zurich Insurance Group AG	1,706	474,948
		27,640,460
Taiwan — 1.3%
Siliconware Precision Industries Co. ADR	254,855	1,483,256
Taiwan Semiconductor Manufacturing Co., Ltd.	1,205,000	4,060,436
		5,543,692
Thailand — 0.9%
Bangkok Bank PCL NVDR	249,200	1,931,321
Bangkok Bank PCL	239,700	1,898,614
		3,829,935

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Turkey — 0.4%
Turkiye Halk Bankasi AS	142,009	$1,534,278
United Kingdom — 15.7%
3i Group PLC	16,331	78,413
Aberdeen Asset Management PLC	11,970	78,062
Admiral Group PLC	2,399	48,553
Afren PLC†	349,015	751,981
Aggreko PLC	3,715	100,589
AMEC PLC	4,344	69,701
Anglo American PLC	16,761	430,910
Antofagasta PLC	5,746	85,911
ARM Holdings PLC	224,880	3,147,000
Associated British Foods PLC	3,917	113,141
AstraZeneca PLC	14,326	718,223
Aviva PLC	36,653	164,961
Babcock International Group PLC	4,669	77,186
BAE Systems PLC	37,409	224,124
Balfour Beatty PLC	146,283	521,889
Barclays PLC	651,506	2,882,183
Berkeley Group Holdings PLC	46,443	1,440,289
BG Group PLC	40,415	693,303
BHP Billiton PLC	24,820	722,199
BP PLC	222,682	1,556,090
British American Tobacco PLC	22,183	1,188,809
British Land Co. PLC	12,071	99,685
British Sky Broadcasting Group PLC	93,446	1,253,741
BT Group PLC	92,163	389,303
Bunzl PLC	4,356	85,712
Burberry Group PLC	5,747	116,052
Capita PLC	7,812	106,711
Carnival PLC	2,558	89,551
Centrica PLC	57,828	323,086
Cobham PLC	18,290	67,531
Compass Group PLC	22,107	282,328
Croda International PLC	1,653	68,895
Diageo PLC	28,832	909,032
Fresnillo PLC	2,195	45,225
G4S PLC	20,319	89,966
GKN PLC	22,733	91,363
GlaxoSmithKline PLC	56,458	1,319,804
Hammerson PLC	11,313	84,555
HSBC Holdings PLC	499,393	5,330,588
HSBC Holdings PLC ADR	6,500	346,710
IMI PLC	4,190	82,446
Imperial Tobacco Group PLC	52,072	1,818,987
Inmarsat PLC	6,647	70,951
InterContinental Hotels Group PLC	3,759	114,632
Intertek Group PLC	1,978	101,976
Invensys PLC	10,430	55,594
ITV PLC	47,333	93,065
J Sainsbury PLC	14,680	84,426
Johnson Matthey PLC	2,855	99,775
Kingfisher PLC	31,137	136,161
Land Securities Group PLC	9,838	123,922
Legal & General Group PLC	70,209	184,235
Lloyds Banking Group PLC†	1,752,254	1,296,353
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
London Stock Exchange Group PLC	2,775	$55,067
Marks & Spencer Group PLC	21,504	127,430
Meggitt PLC	12,167	90,772
Melrose Industries PLC	15,354	61,940
National Grid PLC	152,945	1,777,801
Next PLC	1,924	127,637
Old Mutual PLC	60,653	186,807
Pearson PLC	10,323	185,714
Prudential PLC	355,906	5,759,320
Reckitt Benckiser Group PLC	65,437	4,691,024
Reed Elsevier PLC	14,683	174,242
Rexam PLC	9,666	77,474
Rio Tinto PLC	55,771	2,614,267
Rio Tinto PLC ADR	49,300	2,321,044
Rolls-Royce Holdings PLC	21,745	373,357
Royal Bank of Scotland Group PLC†	27,032	113,158
Royal Dutch Shell PLC, Class A	43,431	1,404,953
Royal Dutch Shell PLC, Class B	29,951	994,372
RSA Insurance Group PLC	50,953	90,117
SABMiller PLC	65,354	3,439,825
Sage Group PLC	18,717	97,462
Serco Group PLC	8,175	77,883
Severn Trent PLC	3,408	88,652
Smith & Nephew PLC	11,317	130,687
Smiths Group PLC	4,921	93,989
SSE PLC	10,998	247,990
Standard Chartered PLC	94,461	2,445,012
Standard Life PLC	27,748	154,017
Tate & Lyle PLC	6,108	78,887
Tesco PLC	93,189	540,259
Tullow Oil PLC	137,932	2,579,939
Unilever PLC	65,869	2,786,356
United Utilities Group PLC	8,077	86,951
Vodafone Group PLC	568,656	1,612,306
Weir Group PLC	53,221	1,830,012
Whitbread PLC	2,205	86,038
WM Morrison Supermarkets PLC	26,951	113,106
Xstrata PLC	25,249	409,734
		68,581,479
Total Common Stock (cost $369,085,279)		408,095,781
PREFERRED STOCK — 0.6%
Brazil — 0.4%
Cia de Gas de Sao Paulo	70,200	1,942,052
Germany — 0.2%
Bayerische Motoren Werke AG	406	25,939
Henkel AG & Co. KGaA	1,948	187,525
Porsche Automobil Holding SE	1,798	131,433
Volkswagen AG	1,677	333,237
		678,134
Total Preferred Stock (cost $2,224,589)		2,620,186

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.5%
iShares MSCI EAFE Index Fund	48,734	$2,874,332
WisdomTree India Earnings Fund	193,357	3,474,625
Total Exchange Traded-Funds (cost $6,103,334)		6,348,957
RIGHTS — 0.0%
CaixaBank (Expires 04/03/2013) (cost $1,284)	16,443	1,265
Total Long-Term Investment Securities (cost $377,414,486)		417,066,189
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2013	$6,579,000	6,579,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.8% due 06/06/2013(2)	500,000	499,949
Total Short-Term Investment Securities (cost $7,078,950)		7,078,949
REPURCHASE AGREEMENTS — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $8,081,009 collateralized by $8,235,000 of United States Treasury Notes, bearing interest at 0.25% due 01/31/2014 and having an approximate value of $8,244,940.	8,081,000	8,081,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $2,759,003 collateralized by $2,815,000 of Federal National Mtg. Assoc., Notes, bearing interest at 2.11% due 11/07/2022 and having an approximate value of $2,816,081	2,759,000	2,759,000
Total Repurchase Agreements (cost $10,840,000)		10,840,000
TOTAL INVESTMENTS (cost $395,333,436)(1)	99.5%	434,985,138
Other assets less liabilities	0.5	2,384,998
NET ASSETS	100.0%	$437,370,136

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $962,580 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  See Note 4 for cost of investments on a tax basis.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  Illiquid security. At March 31, 2013 the aggregate value of these securities was $0 representing 0.0% of net assets.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(5)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

ADR — American Depository Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ESE — Equiduct Stock Exchange

FDR — Fiduciary Depository Receipt

GDR — Global Depository Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares – Savings Shares on the Italian Stock Exchange

NVDR — Non-Voting Depository Receipt

SDR — Swedish Depository Receipt

SIX — Swiss Stock Exhange

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
106	Long	MSCI E-Mini Index	June 2013	$8,823,269	$8,793,760	$(29,509)

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Australia	$14,169,750	$—	$0	$14,169,750
Austria	366,642	—	0	366,642
Cyprus	—	962,580	—	962,580
France	26,791,927	—	—	26,791,927
Germany	21,642,005	—	—	21,642,005
Japan	80,521,247	—	—	80,521,247
Singapore	2,235,691	83,698	—	2,319,389
Switzerland	27,640,460	—	—	27,640,460
United Kingdom	68,581,479	—	—	68,581,479
Other Countries*	165,100,302	—	—	165,100,302
Preferred Stock	2,620,186	—	—	2,620,186
Exchange-Traded Funds	6,348,957	—	—	6,348,957
Rights	1,265	—	—	1,265
Short-Term Investment Securities:
Time Deposits	—	6,579,000	—	6,579,000
U.S. Government Treasuries	—	499,949	—	499,949
Repurchase Agreements	—	10,840,000	—	10,840,000
Total	$416,019,911	$18,965,227	$0	$434,985,138
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$29,509	$—	$—	$29,509

*   Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
United States Treasury Notes	24.2%
Government National Mtg. Assoc.	16.4
Federal National Mtg. Assoc.	5.7
United States Treasury Bonds	5.4
Repurchase Agreements	5.0
Diversified Banking Institutions	4.5
Diversified Financial Services	4.0
Federal Home Loan Mtg. Corp.	3.1
Investment Companies	2.2
Banks-Commercial	1.9
Electric-Integrated	1.9
Sovereign	1.5
U.S. Government Treasuries	1.4
Banks-Super Regional	1.3
Telephone-Integrated	1.2
Oil Companies-Exploration & Production	1.2
Real Estate Investment Trusts	1.1
Cable/Satellite TV	1.1
Pipelines	1.0
Oil Companies-Integrated	1.0
Multimedia	0.9
Medical-Drugs	0.9
U.S. Municipal Bonds & Notes	0.6
Finance-Investment Banker/Broker	0.6
Insurance-Multi-line	0.5
Medical-HMO	0.5
Insurance-Life/Health	0.5
Tobacco	0.5
Brewery	0.5
Food-Misc./Diversified	0.4
Finance-Auto Loans	0.4
Federal Home Loan Bank	0.4
Exchange-Traded Funds	0.4
Medical-Biomedical/Gene	0.3
Diversified Manufacturing Operations	0.3
Cellular Telecom	0.3
Savings & Loans/Thrifts	0.3
Oil & Gas Drilling	0.3
Transport-Rail	0.3
Retail-Discount	0.3
Finance-Credit Card	0.3
Auto-Cars/Light Trucks	0.2
Tennessee Valley Authority	0.2
Non-Hazardous Waste Disposal	0.2
Computers	0.2
Trucking/Leasing	0.2
Metal-Copper	0.2
Paper & Related Products	0.2
Television	0.2
Chemicals-Diversified	0.2
Finance-Consumer Loans	0.2
Diversified Minerals	0.2
Medical Labs & Testing Services	0.2
Insurance Brokers	0.2
Special Purpose Entities	0.2
Pharmacy Services	0.2
Retail-Drug Store	0.2
Telecom Services	0.2
Chemicals-Specialty	0.1
Insurance-Property/Casualty	0.1
Metal-Iron	0.1
Medical-Generic Drugs	0.1
Aerospace/Defense-Equipment	0.1
Insurance-Mutual	0.1
Gas-Distribution	0.1
Investment Management/Advisor Services	0.1
Airlines	0.1
Medical-Hospitals	0.1
Agricultural Operations	0.1
Banks-Money Center	0.1
Computer Services	0.1
Oil Refining & Marketing	0.1
Medical Instruments	0.1
Broadcast Services/Program	0.1
Retail-Auto Parts	0.1
Regional Authority	0.1
Real Estate Operations & Development	0.1
Medical Products	0.1
E-Commerce/Products	0.1
Banks-Fiduciary	0.1
Electric-Transmission	0.1
Rental Auto/Equipment	0.1
Beverages-Wine/Spirits	0.1
Metal-Diversified	0.1
Beverages-Non-alcoholic	0.1
Diversified Operations	0.1
Security Services	0.1
Transport-Equipment & Leasing	0.1
Finance-Other Services	0.1
Semiconductor Components-Integrated Circuits	0.1
Electric-Distribution	0.1
Retail-Building Products	0.1
Casino Hotels	0.1
Insurance-Reinsurance	0.1
Commercial Services-Finance	0.1
Retail-Restaurants	0.1
Containers-Paper/Plastic	0.1
Electronic Components-Semiconductors	0.1
Finance-Commercial	0.1
Transport-Services	0.1
Schools	0.1
Medical-Wholesale Drug Distribution	0.1
Retail-Misc./Diversified	0.1
Enterprise Software/Service	0.1
Independent Power Producers	0.1
Computer Aided Design	0.1
102.8%
Credit Quality†#
Aaa	61.8%
Aa	2.8
A	10.8
Baa	19.0
Ba	1.5
B	1.6
Caa	0.5
Not Rated@	2.0
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 2.9%
Diversified Financial Services — 2.9%
Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$135,000	$135,084
AmeriCredit Automobile Receivables Trust Series 2012-4, Class B 1.31% due 11/08/2017	300,000	301,714
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	139,000	140,796
ARI Fleet Lease Trust FRS Series 2012-B, Class A 0.50% due 01/15/2021*	353,810	352,942
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(1)	90,815	91,266
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)	730,174	708,545
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	481,697	479,913
Banc of America Funding Trust Series 2005-8, Class 2A4 6.00% due 01/25/2036(1)	660	657
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	190,760	188,585
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A5 5.34% due 11/10/2042(2)	170,210	182,332
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(2)	100,000	100,534
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.76% due 01/25/2035(1)	94,273	90,359
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR8, Class A4 4.67% due 06/11/2041(2)	40,000	42,737
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2005-T18, Class A4 4.93% due 02/13/2042(2)	298,486	318,883
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/2041(2)	300,000	341,060
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-T22, Class A4 5.76% due 04/12/2038(2)	120,001	133,857
Cabela's Master Credit Card Trust Series 2013-1A, Class A 2.71% due 02/17/2026*	400,000	399,975
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	$128,000	$137,553
Carrington Mtg. Loan Trust FRS Series 2007-RFC1, Class A1 0.25% due 12/25/2036	370,184	355,264
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	106,000	105,623
Citicorp Mtg. Securities Trust Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	9,169	9,173
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.88% due 12/10/2049(2)	1,000,000	1,162,846
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.39% due 07/15/2044(2)	75,000	82,010
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.74% due 03/20/2043*	500,000	500,005
CLI Funding LLC Series 2013-1A Class Note 2.83% due 03/18/2028*	173,000	173,120
CNH Equipment Trust Series 2012-D, Class A2 0.45% due 04/15/2016	320,000	319,979
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(2)	110,000	128,585
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(2)	135,000	135,986
Commercial Mtg. Trust VRS Series 2007-C9, Class A4 5.99% due 12/10/2049(2)	1,500,000	1,757,700
Commercial Mtg. Pass Through Certs. Series 2012-CR5, Class A4 2.77% due 12/10/2045(2)	45,000	45,071
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(2)	150,025	168,740
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	162,301	163,007
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.57% due 12/25/2034	236,799	230,535
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.78% due 02/25/2034	9,835	9,693
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	100,000	100,922

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	$20,762	$20,872
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A-1 2.30% due 08/01/2021	450,172	470,960
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	297,108	312,380
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)	299,449	302,612
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	226,000	225,759
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(2)	75,000	81,465
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(2)	200,000	227,979
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	208,000	212,226
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A3 2.77% due 11/10/2045(2)	170,000	170,316
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(2)	325,000	345,127
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	128,000	128,480
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	70,000	69,881
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C8, Class A3 2.83% due 10/15/2045(2)	200,000	201,111
JP Morgan Chase Commercial Mtg. Securities Trust. Series 2012-LC9, Class A5 2.84% due 12/15/2047(2)	230,000	230,575
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2013-C10, Class A5 3.14% due 12/15/2047(2)	750,000	767,492
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(2)	100,000	106,717
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class A4 5.47% due 01/12/2043(2)	$350,000	$383,820
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-CB14, Class A4 5.48% due 12/12/2044(2)	350,000	385,478
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/2030(2)	45,000	48,558
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(2)	400,000	450,738
Merrill Lynch Mtg. Trust VRS Series 2003-KEY1, Class A4 5.24% due 11/12/2035(2)	335,832	340,774
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.73% due 06/12/2050(2)	150,000	171,353
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(2)	1,000,000	1,022,508
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	150,440	154,618
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	50,000	54,909
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class A4 5.82% due 06/11/2042(2)	300,000	350,955
MortgageIT Trust FRS Series 2004-2, Class A1 0.57% due 12/25/2034(1)	163,811	158,858
MortgageIT Trust FRS Series 2004-1, Class A2 1.10% due 11/25/2034(1)	68,387	59,962
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.90% due 08/25/2034	99,761	103,042
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	264,653	273,362
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	67,590	68,510
Structured Asset Securities Corp. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	187,342	193,661
TAL Advantage V, LLC Series 2013-1A, Class A 2.83% due 02/22/2038*	185,442	186,035
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	283,851	293,598

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(2)	$387,000	$385,606
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(2)	150,000	153,802
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(2)	150,000	158,471
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(2)	100,000	113,300
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(2)	300,000	304,231
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(1)	250,845	250,693
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(1)	49,883	50,116
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	111,342	114,115
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	180,951	181,218
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.32% due 02/15/2044*(2)(3)	1,020,334	48,059
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	115,000	115,798
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class A5 3.07% due 03/15/2045(2)	350,000	358,530
Total Asset Backed Securities (cost $20,090,273)		20,403,681
U.S. CORPORATE BONDS & NOTES — 27.7%
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	40,000	36,500
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042*	223,000	203,950
Aerospace/Defense-Equipment — 0.1%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	187,000	198,848
Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*	$55,000	$55,687
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	160,000	170,539
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	386,000	502,473
		927,547
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/2014	77,000	80,397
Cargill, Inc. Senior Notes 4.10% due 11/01/2042*	275,000	264,055
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	414,000	456,496
		800,948
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	57,488	50,015
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	280,000	291,200
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	110,000	110,550
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/2021	219,145	255,851
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	110,386	130,256
		837,872
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	134,000	144,385
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	92,000	92,920
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	90,000	100,463

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Truck (continued)
Daimler Finance North America LLC Company Guar. Notes 1.25% due 01/11/2016*	$175,000	$175,599
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	500,000	505,918
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	257,000	258,992
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	200,000	309,681
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	310,000	288,518
		1,639,171
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	30,000	31,725
Banks-Commercial — 0.8%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	479,000	523,797
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	281,561
Capital One NA/Mclean VA Senior Notes 1.50% due 03/22/2018	1,130,000	1,119,005
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	80,000	87,800
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	178,000	184,498
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	350,000	392,985
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	430,000	429,600
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	292,981
PNC Bank NA Sub. Notes 2.95% due 01/30/2023	377,000	374,793
Regions Bank Sub. Notes 7.50% due 05/15/2018	125,000	153,437
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	65,000	73,775
Union Bank NA Senior Notes 2.13% due 06/16/2017	370,000	380,832
Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Wachovia Bank NA Sub. Notes 6.60% due 01/15/2038	$535,000	$708,547
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	299,000	307,289
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	402,000	429,387
		5,740,287
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	302,000	305,419
State Street Capital Trust IV FRS Limited Guar. Notes 1.28% due 06/01/2077	300,000	241,125
		546,544
Banks-Money Center — 0.0%
Comerica Bank Sub. Notes 5.20% due 08/22/2017	162,000	186,791
Banks-Super Regional — 1.3%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	428,400
Capital One Financial Corp. FRS Senior Notes 1.45% due 07/15/2014	165,000	166,793
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	803,000	819,467
Capital One Financial Corp. Senior Notes 6.75% due 09/15/2017	440,000	531,582
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	180,000	193,225
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	240,526
Fifth Third Bancorp. Sub. Notes 5.45% due 01/15/2017	225,000	252,661
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	173,034
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017	511,000	598,412
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	1,357,000	1,598,477
National City Corp. Senior Notes 4.90% due 01/15/2015	100,000	107,252

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
National City Corp. Sub. Notes 6.88% due 05/15/2019	$354,000	$438,267
PNC Financial Services Group, Inc. VRS Senior Notes 2.85% due 11/09/2022	190,000	188,184
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	422,946
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	21,000	24,008
US Bancorp Sub. Notes 2.95% due 07/15/2022	145,000	144,308
Wachovia Corp. Sub. Notes 5.63% due 10/15/2016	350,000	399,449
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	199,000	236,860
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	345,000	344,283
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	390,000	392,621
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	100,000	105,100
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	118,284
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(5)	115,000	132,681
Wells Fargo Bank NA FRS Sub. Notes 0.50% due 05/16/2016	290,000	285,259
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/2016	250,000	284,854
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/2036	250,000	308,767
		8,935,700
Beverages-Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/2020	300,000	316,947
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	227,000	191,247
		508,194
Security Description	Principal Amount	Value (Note 2)
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	$676,000	$664,458
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	512,587
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/2019	325,000	427,086
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	405,000	428,798
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	455,000	487,009
		2,519,938
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.25% due 04/01/2023	169,000	171,467
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/2015	215,000	227,777
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	75,000	76,407
		475,651
Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	30,000	31,800
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	40,000	41,200
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	139,000	148,730
Building-Residential/Commercial — 0.0%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	20,000	22,150
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	85,000	84,282
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	102,000	109,395
		215,827
Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	47,000	45,590

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	$171,000	$180,833
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	875,000	872,087
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	710,000	714,699
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	664,808
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	390,000	515,091
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	243,000	246,861
COX Communications, Inc. Bonds 5.50% due 10/01/2015	315,000	351,110
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	243,616
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	419,848
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	705,000	720,631
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	166,862
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	274,000	264,797
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	111,940
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	110,000	148,846
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	165,000	176,056
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	349,000	317,250
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	348,393
Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	$225,000	$239,895
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	421,162
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/2019	150,000	195,258
		7,365,633
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	209,000	206,387
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	77,015	85,102
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	45,000	44,381
Harrah's Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	40,000	36,400
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021*	61,000	62,678
		434,948
Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/2032	100,000	146,804
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/2018	290,000	385,932
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	45,000	44,888
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	136,000	138,720
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	43,000	47,300
		763,644
Chemicals-Diversified — 0.2%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	36,000	36,630
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	200,000	214,108
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	270,000	296,505

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified (continued)
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	$27,000	$27,472
EI du Pont de Nemours & Co. Senior Notes 2.80% due 02/15/2023	500,000	507,815
		1,082,530
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	99,000	110,138
Chemicals-Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	60,000	60,450
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	60,000	59,582
Ecolab, Inc. Senior Notes 3.00% due 12/08/2016	380,000	403,929
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	83,000	83,622
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020*	60,000	60,450
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	180,000	238,845
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	143,000	138,710
		985,138
Coal — 0.0%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	60,000	55,350
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	52,000	46,930
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	25,000	25,625
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	105,000	108,412
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	49,000	51,573
		287,890
Security Description	Principal Amount	Value (Note 2)
Commercial Services — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	$50,000	$53,750
Commercial Services-Finance — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	106,000	112,360
Western Union Co. Notes 2.88% due 12/10/2017	297,000	301,429
		413,789
Communications Software — 0.0%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	21,000	21,000
Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	299,000	296,138
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	106,000	113,612
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	328,000	329,111
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	19,929
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	210,000	280,721
		743,373
Computers — 0.2%
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	85,000	86,699
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	621,039
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	198,558
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	234,491
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	296,000	306,923
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	120,000	125,341
		1,573,051

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	$40,000	$43,300
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	128,000	124,160
Reynolds Group Issuer, Inc. Senior Sec. Notes 5.75% due 10/15/2020	94,000	95,762
		219,922
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	36,000	34,920
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	123,000	137,145
		172,065
Containers-Paper/Plastic — 0.1%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	103,000	112,785
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	16,000	16,240
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	100,000	104,625
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	28,000	30,209
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	18,000	18,067
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	99,000	109,395
		391,321
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	255,000	258,281
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	144,000	150,120
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(4)	41,350	43,831
Security Description	Principal Amount	Value (Note 2)
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	$197,000	$196,724
Diversified Banking Institutions — 3.8%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	102,000	122,018
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	174,000	173,172
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	700,000	690,241
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	385,000	414,168
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	190,000	210,552
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	325,000	379,265
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	275,000	318,081
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	970,000	1,145,521
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	65,000	77,222
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	406,331
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	930,000	1,181,359
Citigroup, Inc. Senior Notes 1.25% due 01/15/2016	350,000	349,578
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	370,000	382,219
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	451,384
Citigroup, Inc. Senior Notes 4.75% due 05/19/2015	200,000	214,536
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	300,000	319,858
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	75,000	87,806
Citigroup, Inc. Notes 5.50% due 10/15/2014	160,000	170,735

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	$662,000	$726,477
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(5)	163,000	169,166
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	567,538
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	714,798
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	760,000	869,079
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	100,000	131,200
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	179,853
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	418,000	423,698
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	250,000	260,631
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	515,000	583,531
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	968,404
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	325,000	363,866
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	200,000	232,545
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	125,000	139,510
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	434,000	511,411
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	140,000	166,370
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	415,050
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,463,000	1,639,422
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	166,000	207,677
Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 1.10% due 10/15/2015	$340,000	$340,483
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	460,000	459,290
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	49,375
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	496,429
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	100,000	110,853
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	586,789
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	600,000	636,470
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/2015	35,000	38,319
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	160,000	183,656
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	424,242
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	448,000	547,192
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(5)	360,000	413,578
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/2077	50,000	39,375
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	115,896
Morgan Stanley Senior Notes 3.75% due 02/25/2023	175,000	176,888
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	713,000	755,860
Morgan Stanley Notes 5.45% due 01/09/2017	200,000	223,866
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	230,332
Morgan Stanley Senior Notes 5.50% due 07/28/2021	300,000	343,922

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.55% due 04/27/2017	$240,000	$271,358
Morgan Stanley Senior Notes 5.63% due 09/23/2019	400,000	459,952
Morgan Stanley Notes 5.75% due 01/25/2021	303,000	350,143
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	174,568
Morgan Stanley Senior Notes 6.25% due 08/09/2026	503,000	601,297
Morgan Stanley Senior Notes 6.38% due 07/24/2042	459,000	551,466
Morgan Stanley Notes 6.63% due 04/01/2018	1,225,000	1,464,367
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	39,000	47,717
		26,457,955
Diversified Financial Services — 1.1%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	294,329
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	425,000	432,257
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	178,000	180,954
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	413,940
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	1,350,000	1,427,007
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	195,000	218,312
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	292,326
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	290,317
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	202,000	240,924
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	663,000	773,048
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	$1,550,000	$1,881,801
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	181,083
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	943,000	1,200,339
		7,826,637
Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 2.75% due 11/02/2022*	430,000	427,520
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	160,407
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	67,000	70,015
Textron, Inc. Senior Notes 4.63% due 09/21/2016	390,000	427,774
Textron, Inc. Senior Notes 6.20% due 03/15/2015	250,000	272,313
		1,358,029
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 11/29/2022	380,000	369,808
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	185,000	183,613
		553,421
Electric-Distribution — 0.1%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	344,428
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	104,000	100,903
		445,331
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	62,000	72,928
Edison Mission Energy Senior Notes 7.63% due 05/15/2027†(7)(14)	50,000	26,750
		99,678
Electric-Integrated — 1.8%
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	105,000	105,354

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	$196,000	$199,249
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	282,970
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	308,663
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	125,242
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	554,728
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	230,000	263,126
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/2016	200,000	231,406
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	130,000	180,406
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	478,407
Edison International Senior Notes 3.75% due 09/15/2017	550,000	599,233
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	83,589
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	106,000	107,057
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	357,000	359,831
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	368,256
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	240,000	260,026
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	264,000	266,989
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	470,000	475,349
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	181,000	172,379
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	295,013
Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	$82,000	$87,385
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	377,567
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	101,644
Great Plains Energy, Inc. VRS Senior Notes 10.00% due 06/15/2022(4)	141,000	160,020
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	540,616
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	627,672
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	258,461
Nisource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	283,732
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	288,123
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	96,071
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	443,344
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	181,918
PacifiCorp 1st. Mtg. Notes 4.10% due 02/01/2042	275,000	279,195
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	181,449
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	103,577
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	186,000	187,373
Progress Energy Carolina 1st. Mtg. Notes 4.10% due 05/15/2042	295,000	294,491
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	87,630
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	450,000	503,397

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	$180,000	$228,378
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	290,683
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	230,000	261,399
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	173,086
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	199,245
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	350,404
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	172,959
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	120,045
		12,597,137
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/2017	300,000	341,870
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/2018	150,000	186,705
		528,575
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 4.70% due 09/15/2022	185,000	184,306
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	180,000	179,550
Intel Corp. Senior Notes 4.00% due 12/15/2032	198,000	195,595
		375,145
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 11/15/2016	145,000	156,639
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	301,660
Security Description	Principal Amount	Value (Note 2)
Finance-Auto Loans — 0.4%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	$216,000	$216,774
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	278,293
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	260,000	258,479
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	306,229
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	250,000	259,891
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	500,000	532,257
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	215,000	222,299
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	275,000	314,581
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	437,332
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	132,000	137,667
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	35,000	39,638
		3,003,440
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016	250,000	259,370
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	88,000	88,291
		347,661
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	198,000	234,301
SLM Corp. Senior Notes 4.63% due 09/25/2017	325,000	337,594
SLM Corp. Senior Notes 5.50% due 01/25/2023	150,000	148,875
SLM Corp. Senior Notes 5.63% due 08/01/2033	150,000	138,750

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
SLM Corp. Senior Notes 6.25% due 01/25/2016	$205,000	$223,958
SLM Corp. Senior Notes 8.00% due 03/25/2020	75,000	87,000
		1,170,478
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/2014	400,000	429,324
American Express Credit Corp. Senior Notes 1.75% due 06/12/2015	350,000	357,623
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016	700,000	741,185
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	179,532
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	46,866
		1,754,530
Finance-Investment Banker/Broker — 0.6%
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	485,000	522,716
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	215,000	267,195
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	182,000	194,011
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)	99,000	10
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	202,000	224,580
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	315,000	354,800
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/2017	300,000	352,108
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,086,318
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	680,000	906,292
		3,908,043
Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	$80,000	$82,000
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	37,000	40,052
		122,052
Finance-Other Services — 0.1%
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	356,234
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	123,000	124,173
		480,407
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	125,000	131,250
Food-Dairy Products — 0.0%
Land O' Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	25,000	26,688
Food-Misc./Diversified — 0.4%
Chiquita Brands International, Inc. Senior Sec. Notes 7.88% due 02/01/2021*	131,000	137,386
ConAgra Foods Inc. Senior Notes 1.90% due 01/25/2018	115,000	116,137
ConAgra Foods, Inc. Senior Notes 2.10% due 03/15/2018	120,000	122,069
ConAgra Foods, Inc. Senior Notes 3.25% due 09/15/2022	105,000	105,774
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	147,000	183,528
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	150,000	156,843
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	170,000	182,277
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/2016	930,000	1,012,436
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/2020	85,000	101,131
Kraft Foods, Inc. Senior Notes 6.88% due 02/01/2038	700,000	936,745
		3,054,326

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(8)(9)	$1,984	$794
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/2017	140,000	167,629
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	116,030
Sempra Energy Senior Notes 6.50% due 06/01/2016	65,000	75,755
Sempra Energy Senior Notes 8.90% due 11/15/2013	180,000	188,981
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	140,566
Southern Union Co. Senior Notes 7.60% due 02/01/2024	132,000	168,602
		857,563
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	275,000	276,874
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	230,000	231,274
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	85,000	89,038
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	29,000	29,109
		118,147
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	79,000	86,505
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	35,000	38,850
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	35,000	41,213
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	115,000	129,806
		296,374
Security Description	Principal Amount	Value (Note 2)
Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 2.38% due 02/15/2020	$224,000	$223,517
Insurance Brokers — 0.2%
AON Corp. Company Guar. Notes 3.13% due 05/27/2016	125,000	132,001
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	316,453
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	350,000	358,919
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	285,378
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/2015	18,000	20,020
		1,112,771
Insurance-Life/Health — 0.5%
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	240,515
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	454,060
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/2015*	575,000	584,427
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	327,668
Pacific Life Corp. Senior Notes 6.00% due 02/10/2020*	185,000	213,453
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	118,218
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	60,981
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	136,048
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	311,000	311,856
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	237,000	258,202
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	282,000	291,870
Prudential Financial, Inc. Notes 6.20% due 01/15/2015	80,000	87,264

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Prudential Financial, Inc. Notes 7.38% due 06/15/2019	$180,000	$231,114
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	252,000	336,265
		3,651,941
Insurance-Multi-line — 0.5%
Allstate Corp. Senior Notes 7.45% due 05/16/2019	250,000	328,693
Assurant, Inc. Senior Notes 4.00% due 03/15/2023	277,000	273,221
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/2024*	250,000	337,628
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	135,026
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	666,000	768,195
Kemper Corp. Senior Notes 6.00% due 05/15/2017	165,000	182,312
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	160,000	161,965
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	444,068
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	341,483
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	322,000	334,660
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	350,000	506,634
		3,813,885
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	105,000	108,949
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	245,000	378,730
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	371,000	376,561
		864,240
Security Description	Principal Amount	Value (Note 2)
Insurance-Property/Casualty — 0.0%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	$170,000	$247,350
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Inc. Senior Notes 1.55% due 02/09/2018	425,000	430,277
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	362,831
FMR LLC Senior Notes 4.95% due 02/01/2033*	475,000	491,422
		854,253
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	131,000	138,205
Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	183,000	194,438
Medtronic, Inc. Senior Notes 4.00% due 04/01/2043	301,000	292,786
St Jude Medical, Inc. Senior Notes 3.25% due 04/15/2023	119,000	119,508
St Jude Medical, Inc. Senior Notes 4.75% due 04/15/2043	123,000	125,360
		732,092
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 2.20% due 08/23/2017	676,000	683,497
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/2039*	300,000	435,556
		1,119,053
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	91,000	94,879
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	195,000	260,631
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	89,000	94,451
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	49,508

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	$55,000	$59,125
		558,594
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.13% due 05/15/2017	250,000	258,189
Amgen, Inc. Senior Notes 2.50% due 11/15/2016	495,000	519,430
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	241,430
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	596,268
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	731,658
		2,346,975
Medical-Drugs — 0.7%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	330,000	332,564
AbbVie, Inc. Company Guar. Notes 1.75% due 11/06/2017*	300,000	303,648
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	749,000	757,928
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022*	545,000	545,491
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	86,000	91,913
GlaxoSmithKline Capital, Inc. Company Guar. Notes 2.80% due 03/18/2023	170,000	171,045
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	125,000	126,710
Schering-Plough Corp. Company Guar. Notes 6.50% due 12/01/2033	400,000	557,166
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	25,000	26,859
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	1,005,538
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	203,000	204,309
Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	$572,000	$580,055
		4,703,226
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	366,000	360,392
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	105,000	115,299
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	313,000	365,245
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	102,000	102,896
		943,832
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	115,000	112,526
Cigna Corp. Senior Notes 4.00% due 02/15/2022	475,000	513,118
Cigna Corp. Senior Notes 4.50% due 03/15/2021	150,000	167,731
Cigna Corp. Senior Notes 5.38% due 02/15/2042	152,000	171,859
Cigna Corp. Senior Notes 6.15% due 11/15/2036	65,000	78,565
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	155,000	162,705
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/2018	290,000	350,642
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/2037	105,000	136,871
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	449,000	452,712
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	327,000	329,218
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	125,493
WellPoint, Inc. Senior Notes 5.25% due 01/15/2016	800,000	890,654

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	$260,000	$319,934
		3,812,028
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	94,178
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	155,000	167,012
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	17,000	19,178
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	156,000	163,995
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	215,000	244,584
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	63,000	67,725
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	65,000	59,475
		816,147
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/2015	300,000	319,830
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	199,000	199,414
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	401,000	402,675
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.10% due 03/15/2020*	150,000	150,501
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.55% due 03/01/2022	390,000	387,663
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	528,000	521,820
		1,462,659
Security Description	Principal Amount	Value (Note 2)
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	$878,000	$865,215
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	81,000	87,885
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	135,000	140,738
Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,136,554
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	125,000	125,808
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	61,756
NBC Universal Media LLC Company Guar. Notes 2.88% due 01/15/2023	305,000	302,317
NBC Universal Media LLC Company Guar. Notes 3.65% due 04/30/2015	890,000	942,735
NBC Universal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	148,145
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	268,000	268,742
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	95,460
News America, Inc. Company Guar. Notes 3.00% due 09/15/2022	500,000	494,350
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	385,000	461,023
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	181,303
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	188,826
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	120,622
News America, Inc. Company Guar. Notes 8.45% due 08/01/2034	20,000	26,736
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	297,000	383,984

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	$175,000	$239,258
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	198,000	273,707
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	77,339
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	200,000	215,191
Viacom, Inc. Senior Notes 3.50% due 04/01/2017	400,000	427,611
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	414,146
		6,585,613
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	159,000	166,553
Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	207,000	197,167
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	653,411
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	119,726
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	623,247
		1,593,551
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 8.25% due 05/15/2014	100,000	107,905
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	33,000	35,805
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	169,000	168,741
		204,546
Oil Companies-Exploration & Production — 0.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	89,000	93,895
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	$185,000	$195,233
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	345,332
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	242,427
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	100,000	122,907
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	71,000	68,160
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	50,000	53,375
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	22,000	24,035
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	23,000	23,316
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	280,000	273,508
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	85,000	116,720
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	203,417
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	137,000	151,385
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	75,000	79,500
EQT Corp. Senior Notes 8.13% due 06/01/2019	125,000	155,815
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	75,000	79,125
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021*	92,000	99,130
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	64,000	65,440
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	35,000	38,588

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	$27,000	$21,060
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	410,000	489,487
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	70,000	69,825
Petrohawk Energy Corp. Company Guar. Notes 6.25% due 06/01/2019	210,000	238,458
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/2018	325,000	363,657
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	338,000	382,243
Plains Exploration & Production Co. Company Guar. Notes 6.50% due 11/15/2020	186,000	205,530
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	21,000	23,783
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/2020	100,000	112,750
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	35,000	39,812
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	91,000	96,687
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	45,000	44,550
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	344,000	414,046
		4,933,196
Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	373,018
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	534,890
Hess Corp. Senior Notes 5.60% due 02/15/2041	250,000	268,469
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	186,354
Hess Corp. Senior Notes 7.88% due 10/01/2029	391,000	504,355
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	$246,000	$247,021
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	350,000	370,927
		2,485,034
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	44,000	54,708
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	229,014
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	121,507
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	250,000	304,623
		709,852
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	70,000	75,250
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	60,000	59,775
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	90,000	96,300
		231,325
Paper & Related Products — 0.2%
Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*	50,000	53,063
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	211,000	206,780
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	480,000	567,941
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	263,677
International Paper Co. Senior Notes 7.95% due 06/15/2018	200,000	257,398
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	60,000	62,850
		1,411,709

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Petrochemicals — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	$36,000	$36,225
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	750,000	766,182
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	20,000	21,128
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	248,719
		1,036,029
Pipelines — 1.0%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	58,000	57,275
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	45,000	48,262
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	24,000	23,880
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	25,000	26,063
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	238,594
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	25,000	28,875
DCP Midstream LLC Senior Notes 9.70% due 12/01/2013*	100,000	105,591
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	217,389
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	248,046
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/2017	370,000	429,398
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	273,000	259,201
Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	$53,000	$59,423
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	371,000	369,189
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	256,078
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	196,479
Energy Transfer Partners LP Company Guar. Notes 6.13% due 02/15/2017	300,000	347,333
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	550,000	628,443
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	51,862
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/2014	56,000	60,279
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	61,924
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	520,000	529,559
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	137,000	139,859
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	231,699
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	150,000	186,236
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	80,000	87,800
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	35,000	36,400
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	684,283
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/2038	285,000	357,735
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	75,000	96,370

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MarkWest Energy Partners LP/Mark West Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	$89,000	$96,120
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	108,239
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	300,240
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	74,000	76,550
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	202,734
Williams Partners LP Senior Notes 4.13% due 11/15/2020	90,000	97,107
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	174,532
		7,119,047
Precious Metals — 0.0%
Coeur d'Alene Mines Corp. Company Guar. Notes 7.88% due 02/01/2021*	40,000	42,250
Printing-Commercial — 0.0%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	52,000	56,160
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	100,000	106,750
		162,910
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	110,000	119,350
Radio — 0.0%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	25,000	28,750
Real Estate Investment Trusts — 1.1%
AMB Property LP Company Guar. Notes 4.00% due 01/15/2018	185,000	198,424
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	93,449
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	220,000	253,104
Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
American Tower Trust I Sec. Notes 1.55% due 03/15/2043*	$158,000	$158,614
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	180,926
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	310,000	341,774
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	100,000	112,724
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	150,000	168,022
Duke Realty LP Senior Notes 3.88% due 10/15/2022	230,000	236,073
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	17,161
Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	276,950
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	60,000	64,500
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	182,321
ERP Operating LP Senior Notes 4.63% due 12/15/2021	200,000	224,272
HCP, Inc. Senior Notes 2.63% due 02/01/2020	265,000	266,693
HCP, Inc. Senior Notes 3.75% due 02/01/2016	120,000	128,087
HCP, Inc. Senior Notes 3.75% due 02/01/2019	65,000	70,066
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	57,878
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	347,425
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	720,000	780,543
Host Hotels & Resorts LP Senior Notes 3.75% due 10/15/2023	124,000	124,485
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	61,000	65,575

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	$33,000	$36,630
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	166,858
Kimco Realty Corp. Senior Notes 5.19% due 10/01/2013	80,000	81,688
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	317,158
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	88,296
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	124,359
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	57,000	60,705
ProLogis LP Company Guar. Notes 6.63% due 05/15/2018	200,000	240,505
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	305,000	298,643
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	197,929
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	32,000	32,000
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	60,000	65,175
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	675,000	672,645
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	175,000	213,810
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	76,945
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	110,000	110,365
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	163,845
Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	$320,000	$318,524
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	230,000	255,608
		7,870,754
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	110,000	118,800
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	60,000	63,951
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	100,000	103,839
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/2015	305,000	331,091
		498,881
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(8)(9)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 03/15/2017*	70,000	72,919
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	10,074
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	274,308
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	100,000	110,000
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	55,000	58,850
		526,151
Retail-Apparel/Shoe — 0.0%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	98,000	100,695
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	100,000	106,000
		206,695

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	$173,000	$178,523
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	454,663
		633,186
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	350,000	435,014
Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	200,000	220,600
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	400,000	469,597
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	725,443
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	362,773
		1,778,413
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	105,000	124,682
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	225,000	277,981
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	113,746	132,318
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	209,248	247,313
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	187,485	219,951
		1,002,245
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	57,000	66,833
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	51,000	53,933
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	125,000	150,322
Security Description	Principal Amount	Value (Note 2)
Retail-Restaurants — 0.1%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	$55,000	$62,219
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	92,000	99,130
McDonald's Corp. Senior Notes 3.70% due 02/15/2042	130,000	126,615
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	103,000	110,210
		398,174
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	63,000	66,544
Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	227,000	243,086
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	486,000	591,903
People's United Financial, Inc. Senior Notes 3.65% due 12/06/2022	511,000	520,852
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	460,000	472,388
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	240,000	246,083
		2,074,312
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	176,000	182,873
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	133,000	141,484
		324,357
Security Services — 0.1%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	279,000	280,075
ADT Corp. Senior Notes 3.50% due 07/15/2022*	209,000	208,352
		488,427
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	99,000	107,663

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 0.2%
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/2034	$250,000	$260,470
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	397,000	406,950
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	156,000	152,631
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/2033*	190,000	227,377
		1,047,428
Steel-Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	65,000	68,900
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	102,000	112,455
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	103,000	112,527
		224,982
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	235,000	262,724
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	160,000	178,000
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	180,000	217,698
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	25,000	28,500
Qwest Corp. Senior Notes 7.50% due 10/01/2014	50,000	54,498
		300,696
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.88% due 08/15/2021	235,000	254,104
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	319,000	296,554
Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	$556,000	$595,241
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	375,000	440,866
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	600,000	719,726
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	227,000	278,372
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	210,000	248,246
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	202,000	206,545
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	136,000	137,700
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	16,000	18,720
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	46,000	52,095
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	44,000	50,490
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	95,000	113,287
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	467,000	561,693
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/2018	504,000	677,794
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	540,000	737,697
		5,389,130
Television — 0.2%
CBS Corp. Company Guar. Notes 3.38% due 03/01/2022	111,000	113,058
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	405,000	540,926
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	425,000	453,688
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	70,000	92,550
		1,200,222

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	$164,000	$164,820
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	663,588
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/2013	100,000	104,771
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	46,000	64,119
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	132,000	183,700
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	125,000	206,430
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	125,000	159,029
Philip Morris International, Inc. Senior Notes 2.63% due 03/06/2023	700,000	688,305
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	143,361
Reynolds American, Inc. Company Guar. Notes 7.63% due 06/01/2016	81,000	96,469
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	221,303
		2,531,075
Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	134,000	138,245
GATX Corp. Senior Notes 2.38% due 07/30/2018	105,000	106,200
GATX Corp. Senior Notes 3.90% due 03/30/2023	240,000	241,795
		486,240
Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	680,000	694,818
Burlington Northern Santa Fe LLC Senior Notes 4.45% due 03/15/2043	169,000	170,942
CSX Corp. Senior Notes 4.25% due 06/01/2021	95,000	106,836
Security Description	Principal Amount	Value (Note 2)
Transport-Rail (continued)
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	$197,000	$240,828
Union Pacific Corp. Senior Notes 2.95% due 01/15/2023	285,000	291,942
		1,505,366
Transport-Services — 0.1%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	111,000	114,330
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	213,754
		328,084
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	140,000	151,900
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 07/11/2014*	71,000	72,120
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	415,000	425,066
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	694,000	707,668
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	197,000	203,833
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 4.25% due 01/17/2023*	114,000	114,821
		1,523,508
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	183,000	184,372
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	6,835	7,588
Total U.S. Corporate Bonds & Notes (cost $184,331,996)		195,170,844
FOREIGN CORPORATE BONDS & NOTES — 7.7%
Agricultural Chemicals — 0.0%
Agrium Inc Senior Notes 3.15% due 10/01/2022	125,000	120,422

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals (continued)
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	$100,000	$118,242
		238,664
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*	262,000	262,757
Banks-Commercial — 1.0%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/2014*	200,000	207,344
ANZ New Zealand Int'l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	811,000	811,734
Bank of Montreal Senior Notes 1.40% due 09/11/2017	439,000	439,659
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	1,156,000	1,288,495
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	263,000	261,818
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	275,000	289,855
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	565,000	597,730
ING Bank NV Notes 2.00% due 09/25/2015*	666,000	676,656
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(5)	100,000	106,648
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	435,000	442,596
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	650,000	647,555
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*	390,000	388,416
Sumitomo Mitsui Banking Corp Bank Guar. Notes 3.00% due 01/18/2023	520,000	520,030
		6,678,536
Banks-Money Center — 0.1%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*	290,000	315,871
Security Description	Principal Amount	Value (Note 2)
Banks-Money Center (continued)
Royal Bank of Scotland NV FRS Sub. Notes 1.01% due 03/09/2015	$280,000	$266,465
		582,336
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.50% due 01/15/2042*	150,000	167,033
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	300,000	356,505
		523,538
Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	285,000	283,704
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.63% due 01/15/2040	190,000	231,410
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	236,770
Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	349,749
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	320,000	294,933
Vodafone Group PLC Senior Notes 1.50% due 02/19/2018	350,000	349,097
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	403,000	384,558
		1,378,337
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	94,000	102,343
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000	238,660
Commercial Services — 0.0%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	200,000	214,000
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	75,000	82,219

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	$50,000	$51,375
Cruise Lines — 0.0%
NCL Corp., Ltd. Company Guar. Notes 5.00% due 02/15/2018*	40,000	40,750
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	140,000	141,750
		182,500
Diversified Banking Institutions — 0.7%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	890,000	903,179
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	150,000	145,786
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	231,094
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	775,000	990,540
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	563,000	578,645
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/2015	150,000	159,935
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/2021	275,000	331,860
Societe Generale SA Bank Guar. Notes 2.75% due 10/12/2017	350,000	358,475
UBS AG Senior Notes 3.88% due 01/15/2015	250,000	263,922
UBS AG Senior Notes 4.88% due 08/04/2020	250,000	289,582
UBS AG Senior Notes 5.75% due 04/25/2018	100,000	118,466
UBS AG Sub. Notes 5.88% due 07/15/2016	385,000	432,116
		4,803,600
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	172,000	178,450
Security Description	Principal Amount	Value (Note 2)
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	$180,000	$180,253
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/2026*	350,000	457,117
		815,820
Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	50,000	51,563
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	193,000	202,167
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/2042	440,000	405,482
Xstrata Finance Canada, Ltd. Company Guar. Notes 2.45% due 10/25/2017*	325,000	329,425
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	157,782
		1,146,419
Diversified Operations — 0.1%
Hutchison Whampoa International 0919, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	272,620
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	205,000	218,249
		490,869
Electric-Integrated — 0.1%
Electricite de France SA FRS Sub. Notes 5.25% due 01/29/2023*(5)	156,000	154,977
Enel Finance International NV Company Guar. Notes 6.80% due 09/15/2037*	180,000	185,887
		340,864
Finance-Leasing Companies — 0.0%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	40,000	42,950
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	94,000	102,695
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	48,000	49,320
		194,965
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	52,000	53,755

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(5)	$70,000	$71,925
Insurance-Property/Casualty — 0.1%
Sompo Japan Insurance, Inc. FRS Jr. Sub. Notes 5.33% due 03/28/2073*	901,000	909,651
Investment Companies — 2.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	262,000	252,308
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	14,000,000	15,235,346
		15,487,654
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 1.95% due 09/18/2019	210,000	212,618
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	335,000	433,625
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	448,000	454,003
		1,100,246
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	220,000	259,056
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	249,505
		508,561
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	225,000	222,596
Oil & Gas Drilling — 0.3%
Ensco PLC Senior Notes 4.70% due 03/15/2021	375,000	418,692
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	120,000	121,519
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	160,000	173,118
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/2016	250,000	277,774
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	355,000	413,318
Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	$170,000	$196,463
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/2041	75,000	90,546
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	127,000	152,545
		1,843,975
Oil Companies-Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	293,000	388,303
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	467,079
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000	500,505
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	467,764
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	282,053
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	145,641
Encana Corp. Senior Notes 5.90% due 12/01/2017	400,000	471,330
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	505,000	498,056
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	125,002
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	265,000	385,288
		3,731,021
Oil Companies-Integrated — 0.6%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	248,000	262,735
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	375,000	412,261
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	350,000	350,465
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	240,000	246,022

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	$583,000	$606,540
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	550,000	568,220
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	150,000	161,849
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	150,000	182,496
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	170,000	175,355
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	166,000	171,229
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	525,000	618,188
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	400,000	552,447
		4,307,807
Oil-Field Services — 0.0%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	255,000	254,410
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	108,000	107,730
Retail-Misc./Diversified — 0.1%
Wesfarmers, Ltd. Senior Notes 1.87% due 03/20/2018*	310,000	312,666
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Senior Notes 7.75% due 06/01/2021*	15,000	15,262
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017	87,171	92,576
		107,838
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	450,000	448,429
Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	40,000	39,800
Security Description	Principal Amount	Value (Note 2)
Telecom Services (continued)
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	$65,000	$69,875
Vivendi SA Senior Notes 2.40% due 04/10/2015*	321,000	327,330
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	40,000	41,550
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(6)(10)	112,625	117,130
		595,685
Telephone-Integrated — 0.5%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	271,119
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	263,829
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	594,729
Koninklijke KPN NV FRS Senior Sub. Notes 7.00% due 03/28/2073*	251,000	247,862
Nippon Telegraph & Telephone Corp. General Refunding Mtg. 1.40% due 07/18/2017	290,000	291,644
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/2018	175,000	197,492
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/2038	125,000	130,117
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/2013	375,000	375,369
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/2016	125,000	130,293
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	445,000	478,913
Telefonos de Mexico SAB de CV Company Guar. Notes 5.50% due 11/15/2019	270,000	314,186
		3,295,553
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	173,000	184,894

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/2018*	$100,000	$138,655
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*	700,000	706,188
		844,843
Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	471,496
Total Foreign Corporate Bonds & Notes (cost $51,980,214)		53,940,421
FOREIGN GOVERNMENT AGENCIES — 1.6%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	266,000	269,511
Province of British Columbia Senior Notes 2.85% due 06/15/2015	326,000	343,148
		612,659
Sovereign — 1.5%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	200,000	169,000
Federal Republic of Brazil Senior Notes 4.88% due 01/22/2021	150,000	174,000
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/2037	220,000	305,250
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025	100,000	153,000
Government of Canada Senior Notes 0.88% due 02/14/2017	306,000	308,081
Government of Romania Senior Notes 6.75% due 02/07/2022	50,000	58,188
Government of Ukraine Senior Notes 7.80% due 11/28/2022*	210,000	212,625
Lebanese Republic Senior Notes 6.60% due 11/27/2026	300,000	304,500
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	230,000	331,085
Republic of Belarus Bonds 8.75% due 08/03/2015	160,000	166,400
Republic of Belarus Senior Notes 8.95% due 01/26/2018	100,000	106,750
Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Republic of Colombia Senior Notes 4.38% due 07/12/2021	$400,000	$447,400
Republic of Croatia Senior Notes 6.38% due 03/24/2021	300,000	322,650
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	265,000	277,852
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	250,000	286,875
Republic of Hungary Senior Notes 4.13% due 02/19/2018	94,000	89,770
Republic of Hungary Senior Notes 4.75% due 02/03/2015	200,000	200,300
Republic of Hungary Senior Notes 6.25% due 01/29/2020	150,000	153,188
Republic of Indonesia Bonds 3.75% due 04/25/2022	400,000	406,000
Republic of Latvia Senior Notes 2.75% due 01/12/2020*	400,000	384,600
Republic of Peru Senior Notes 7.13% due 03/30/2019	200,000	256,700
Republic of Peru Senior Notes 7.35% due 07/21/2025	150,000	211,725
Republic of Peru Senior Notes 8.75% due 11/21/2033	90,000	147,150
Republic of Poland Senior Notes 3.00% due 03/17/2023	489,000	473,596
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*	200,000	191,500
Republic of South Africa Senior Notes 4.67% due 01/17/2024	150,000	160,500
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022	200,000	207,500
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	200,000	262,000
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	220,000	310,750
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	300,000	503,250

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Turkey Bonds 5.13% due 03/25/2022	$200,000	$220,000
Republic of Turkey Senior Notes 7.38% due 02/05/2025	300,000	383,250
Republic of Turkey Senior Notes 11.88% due 01/15/2030	50,000	91,250
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	200,000	221,300
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	150,000	168,750
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	142,000	165,643
Russian Federation Senior Bonds 3.25% due 04/04/2017*	400,000	418,500
Russian Federation Senior Notes 4.50% due 04/04/2022	200,000	217,900
Russian Federation Senior Notes 7.50% due 03/31/2030(4)	186,250	230,717
Russian Federation Senior Notes 11.00% due 07/24/2018	70,000	100,100
United Mexican States Senior Notes 3.63% due 03/15/2022	150,000	159,375
United Mexican States Senior Notes 4.75% due 03/08/2044	694,000	720,025
United Mexican States Senior Notes 5.75% due 10/12/2110	132,000	144,804
		10,823,799
Total Foreign Government Agencies (cost $11,423,003)		11,436,458
MUNICIPAL BONDS & NOTES — 0.6%
Municipal Bonds — 0.6%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	475,000	648,527
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	168,924
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/2039	215,000	266,207
Security Description	Principal Amount	Value (Note 2)
Municipal Bonds (continued)
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	$130,000	$164,358
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	182,306
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	36,555
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	434,000	461,099
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	320,000	319,555
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	315,000	349,584
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	192,976
State of California General Obligation Bonds 4.85% due 10/01/2014	125,000	131,929
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	541,376
State of California General Obligation Bonds 7.63% due 03/01/2040	275,000	397,705
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	118,170
University of California Revenue Bonds 6.55% due 05/15/2048	450,000	594,256
Total Municipal Bonds & Notes (cost $4,056,572)		4,573,527
U.S. GOVERNMENT AGENCIES — 25.8%
Federal Home Loan Bank — 0.4%
1.25% due 12/12/2014	660,000	669,632
1.88% due 06/21/2013	1,380,000	1,385,513
3.63% due 10/18/2013	735,000	749,008
		2,804,153
Federal Home Loan Mtg. Corp. — 3.1%
1.00% due 08/27/2014	2,544,000	2,573,030
2.00% due 08/25/2016	5,485,000	5,756,661
2.38% due 01/13/2022	483,000	502,706

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
2.50% due 01/01/2028	$328,327	$341,553
3.00% due 08/01/2027	1,100,472	1,160,564
3.00% due 10/01/2042	518,509	534,400
3.00% due 11/01/2042	730,241	750,465
3.50% due 11/01/2041	711,080	748,681
3.50% due 03/01/2042	277,954	293,477
3.50% due 04/01/2042	979,799	1,031,609
3.50% due 08/01/2042	485,661	516,198
3.75% due 03/27/2019	796,000	912,616
4.00% due 05/01/2040	629,131	682,699
4.00% due 02/01/2041	1,375,974	1,462,560
4.50% due 01/01/2039	66,391	71,025
4.50% due 04/01/2040	1,258,545	1,382,577
5.00% due 03/01/2038	93,228	100,274
5.50% due 09/01/2037	117,699	127,473
5.50% due 10/01/2037	522,508	565,899
5.50% due 04/01/2038	417,258	451,909
5.50% due 06/01/2041	933,728	1,013,895
6.00% due 03/01/2040	78,203	85,602
6.25% due 07/15/2032	206,000	299,478
6.50% due 03/01/2037	117,750	133,976
6.50% due 11/01/2037	84,932	96,637
6.75% due 03/15/2031	100,000	150,306
Federal Home Loan Mtg. Corp., Structured Pass-Thru Certs. VRS
Series K701, Class X1 0.31% due 11/25/2017(2)(3)	2,406,765	29,887
Series K013, Class X1 0.68% due 01/25/2021(2)(3)	2,463,125	95,865
		21,872,022
Federal National Mtg. Assoc. — 5.7%
zero coupon due 10/09/2019	602,000	533,501
0.63% due 10/30/2014	1,505,000	1,513,429
1.63% due 10/26/2015	750,000	773,389
2.38% due 04/11/2016	1,245,000	1,318,339
3.00% due 10/01/2027	1,447,519	1,524,327
3.00% due 11/01/2027	490,627	516,661
3.00% due 03/01/2042	520,575	537,362
3.00% due 06/01/2042	258,445	266,779
3.00% due 12/01/2042	1,775,355	1,833,190
3.50% due 08/01/2027	277,710	295,714
3.50% due 12/01/2041	618,631	653,661
3.50% due 01/01/2042	463,070	489,292
3.50% due 03/01/2042	655,590	692,713
3.50% due 04/01/2042	462,633	488,829
3.50% due 05/01/2042	476,504	503,486
3.50% due 06/01/2042	466,855	493,290
3.50% due 07/01/2042	660,429	694,126
3.50% due 08/01/2042	534,989	553,915
3.50% due 09/01/2042	981,728	1,037,318
3.50% due April TBA	500,000	527,969
4.00% due 06/01/2039	333,416	367,028
4.00% due 09/01/2040	456,714	487,129
4.00% due 10/01/2040	585,949	624,969
4.00% due 11/01/2040	661,974	706,057
Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.00% due 03/01/2041	$821,044	$875,720
4.00% due 08/01/2041	2,781,096	2,967,168
4.00% due 11/01/2041	256,929	274,119
4.00% due April TBA	1,000,000	1,069,805
4.50% due 10/01/2024	123,771	133,184
4.50% due 01/01/2039	54,104	58,301
4.50% due 06/01/2039	550,336	608,678
4.50% due 11/01/2039	3,677,156	4,109,491
4.50% due April TBA	2,000,000	2,154,688
5.00% due 03/15/2016	92,000	104,336
5.00% due 05/01/2040	2,712,615	3,006,997
5.00% due 07/01/2040	1,776,324	1,951,107
5.50% due 11/01/2022	38,893	42,588
5.50% due 07/01/2023	328,645	359,863
5.50% due 12/01/2029	184,577	201,556
5.50% due 08/01/2034	227,386	250,861
5.50% due 06/01/2038	504,775	553,843
6.00% due 11/01/2037	953,108	1,045,251
6.00% due 11/01/2038	61,924	67,910
6.00% due 06/01/2040	567,372	622,224
6.50% due 07/01/2036	78,092	88,010
6.50% due 09/01/2037	224,045	251,447
6.50% due 10/01/2037	186,024	210,199
6.50% due 10/01/2038	129,582	144,895
6.50% due 02/01/2039	110,075	123,083
6.63% due 11/15/2030	871,000	1,296,835
Federal National Mtg. Assoc. REMIC Series 2010-112, Class AB 4.00% due 11/25/2035(1)	39,449	39,454
		40,044,086
Government National Mtg. Assoc. — 16.4%
3.00% due April TBA	20,000,000	20,906,250
3.50% due 03/15/2042	4,725,704	5,088,402
3.50% due 04/15/2042	799,894	863,043
3.50% due 06/15/2042	17,662,398	19,017,987
3.50% due 11/15/2042	29,836	32,126
4.00% due 03/15/2039	387,292	422,587
4.00% due 04/15/2039	681,324	743,265
4.00% due 05/15/2039	93,006	101,481
4.00% due 06/15/2039	725,204	791,294
4.00% due 08/15/2039	41,044	44,784
4.00% due 10/15/2039	105,221	114,811
4.00% due 11/15/2039	274,772	299,813
4.00% due 12/15/2039	451,510	492,657
4.00% due 03/15/2040	103,946	113,971
4.00% due 09/15/2040	836,496	921,972
4.00% due 10/15/2040	78,169	85,708
4.00% due 11/15/2040	1,795,833	1,972,250
4.00% due 12/15/2040	1,199,559	1,322,716
4.00% due 01/15/2041	1,016,683	1,109,020
4.00% due 02/15/2041	432,710	472,010
4.00% due 03/15/2041	1,230,007	1,341,715
4.00% due 05/15/2041	1,319,077	1,438,876
4.00% due 06/15/2041	374,309	409,979
4.00% due 07/15/2041	1,513,289	1,650,724
4.00% due 08/15/2041	2,925,656	3,191,365

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due 09/15/2041	$2,074,073	$2,262,441
4.00% due 10/15/2041	463,696	505,809
4.00% due 11/15/2041	1,519,064	1,657,026
4.00% due 12/15/2041	733,693	800,287
4.00% due 01/15/2042	154,487	168,615
4.00% due 02/15/2042	34,923	38,117
4.00% due 03/15/2042	236,651	258,292
4.00% due 04/15/2042	50,350	54,954
4.00% due 06/15/2042	572,166	624,487
4.50% due 04/15/2018	51,625	55,089
4.50% due 05/15/2018	380,645	417,144
4.50% due 08/15/2018	18,361	20,122
4.50% due 09/15/2018	169,337	185,575
4.50% due 10/15/2018	608,665	665,119
4.50% due 09/15/2033	150,675	165,653
4.50% due 03/15/2039	334,314	365,561
4.50% due 05/15/2039	1,233,245	1,348,515
4.50% due 06/15/2039	5,668,012	6,209,292
4.50% due 07/15/2039	104,709	114,496
4.50% due 09/15/2039	387,721	423,960
4.50% due 10/15/2039	401,665	440,520
4.50% due 11/15/2039	12,083	13,212
4.50% due 01/15/2040	136,251	149,539
4.50% due 02/15/2040	266,150	292,025
4.50% due 03/15/2040	158,218	173,599
4.50% due 04/15/2040	8,955	9,825
4.50% due 05/15/2040	3,343,838	3,669,247
4.50% due 06/15/2040	2,504,206	2,748,417
4.50% due 07/15/2040	88,482	98,218
4.50% due 08/15/2040	498,578	547,824
4.50% due 09/15/2040	1,100,343	1,207,318
4.50% due 12/15/2040	411,954	457,925
4.50% due 03/15/2041	298,332	327,708
4.50% due 04/15/2041	493,786	539,939
4.50% due 05/15/2041	325,354	360,747
4.50% due 06/15/2041	5,644,490	6,173,195
4.50% due 07/15/2041	346,518	378,907
4.50% due 08/15/2041	2,353,380	2,581,692
5.00% due 06/15/2033	7,733	8,488
5.00% due 08/15/2033	56,994	62,928
5.00% due 09/15/2033	81,019	88,933
5.00% due 10/15/2033	56,912	62,473
5.00% due 11/15/2033	8,744	9,817
5.00% due 06/15/2034	215,900	236,586
5.00% due 05/15/2035	6,333	7,015
5.00% due 09/15/2035	8,632	9,433
5.00% due 11/15/2035	242,414	264,353
5.00% due 02/15/2036	161,785	176,376
5.00% due 02/20/2036	513,406	563,799
5.00% due 03/15/2036	135,515	147,736
5.00% due 05/15/2036	235,431	256,664
5.00% due 06/15/2036	202,388	225,384
5.00% due 08/15/2036	18,100	19,732
5.00% due 07/15/2038	632,291	687,735
5.00% due 08/15/2038	2,388,766	2,598,230
Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 02/15/2032	$7,935	$8,729
5.50% due 03/15/2032	12,564	13,850
5.50% due 12/15/2032	10,271	11,327
5.50% due 01/15/2033	7,613	8,391
5.50% due 02/15/2033	43,597	48,059
5.50% due 03/15/2033	149,922	164,822
5.50% due 04/15/2033	566,919	625,493
5.50% due 05/15/2033	6,064	6,684
5.50% due 06/15/2033	836,113	922,509
5.50% due 07/15/2033	789,960	881,798
5.50% due 08/15/2033	115,015	126,825
5.50% due 09/15/2033	19,112	21,662
5.50% due 11/15/2033	95,417	105,171
5.50% due 12/15/2033	5,030	5,527
5.50% due 01/15/2034	268,620	295,659
5.50% due 02/15/2034	98,868	111,353
6.00% due 04/15/2028	275,499	311,270
6.00% due 01/15/2029	36,311	41,427
6.00% due 03/15/2029	27,360	31,215
6.00% due 11/15/2031	13,995	15,941
6.00% due 12/15/2031	38,949	44,335
6.00% due 04/15/2032	36,792	41,838
6.00% due 08/15/2032	7,133	8,112
6.00% due 09/15/2032	32,851	37,356
6.00% due 10/15/2032	142,950	162,557
6.00% due 11/15/2032	48,522	55,087
6.00% due 01/15/2033	7,743	8,786
6.00% due 02/15/2033	82,910	94,074
6.00% due 03/15/2033	31,246	35,453
6.00% due 09/15/2033	30,947	35,017
6.00% due 01/15/2034	201,470	227,948
6.00% due 03/15/2034	51,929	58,759
6.00% due 05/15/2034	13,642	15,455
6.00% due 07/15/2034	28,406	32,115
6.00% due 08/15/2034	333,576	378,202
6.00% due 09/15/2034	36,034	41,044
6.00% due 11/15/2034	189,328	214,052
6.00% due 03/15/2035	134,995	152,394
6.00% due 08/15/2035	185,767	210,318
6.00% due 01/15/2036	103,079	116,057
6.00% due 02/15/2036	58,451	66,139
6.00% due 04/15/2036	166,832	187,838
6.00% due 05/15/2036	90,681	102,251
6.00% due 06/15/2036	274,512	309,075
6.00% due 07/15/2036	60,341	67,938
6.00% due 08/15/2036	229,242	258,091
6.00% due 09/15/2036	211,442	238,107
6.00% due 10/15/2036	400,547	453,120
6.00% due 11/15/2036	176,601	198,836
6.00% due 12/15/2036	36,885	41,529
6.00% due 10/15/2039	2,433,522	2,739,918
6.50% due 09/15/2028	8,750	9,894
6.50% due 09/15/2031	23,421	27,115
6.50% due 10/15/2031	11,159	12,726
6.50% due 11/15/2031	2,812	3,325
6.50% due 12/15/2031	11,469	13,561

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
7.50% due 09/15/2030	$24,609	$25,596
		115,366,629
Tennessee Valley Authority — 0.2%
3.50% due 12/15/2042	284,000	273,806
4.75% due 08/01/2013	1,511,000	1,533,820
		1,807,626
Total U.S. Government Agencies (cost $176,943,323)		181,894,516
U.S. GOVERNMENT TREASURIES — 29.6%
United States Treasury Bonds — 5.4%
2.75% due 08/15/2042	3,408,000	3,161,983
2.75% due 11/15/2042	41,000	38,002
3.13% due 11/15/2041	781,000	785,638
3.13% due 02/15/2042	1,860,000	1,869,300
3.75% due 08/15/2041	715,000	808,621
3.88% due 08/15/2040	1,577,000	1,824,146
4.25% due 05/15/2039	112,000	137,637
4.25% due 11/15/2040	1,100,000	1,352,484
4.38% due 02/15/2038	1,183,000	1,478,935
4.38% due 11/15/2039	1,401,000	1,755,628
4.38% due 05/15/2040	953,000	1,194,526
4.50% due 05/15/2038	82,000	104,447
4.63% due 02/15/2040	1,205,000	1,568,759
4.75% due 02/15/2041	1,123,000	1,491,484
5.25% due 11/15/2028	424,000	574,388
5.38% due 02/15/2031	500,000	695,547
6.13% due 11/15/2027	544,000	793,985
6.25% due 08/15/2023	1,613,000	2,282,898
6.38% due 08/15/2027	1,217,000	1,811,048
6.75% due 08/15/2026	377,000	572,628
7.88% due 02/15/2021	1,267,000	1,883,673
8.13% due 08/15/2019	66,000	94,952
8.13% due 05/15/2021	22,000	33,351
8.75% due 05/15/2017	1,725,000	2,299,506
8.75% due 05/15/2020	1,035,000	1,569,966
8.75% due 08/15/2020	1,389,000	2,124,302
9.00% due 11/15/2018	3,800,000	5,496,936
9.13% due 05/15/2018	55,000	78,087
		37,882,857
United States Treasury Notes — 24.2%
0.25% due 01/31/2014	425,000	425,349
0.25% due 02/28/2014	159,000	159,130
0.25% due 03/31/2014	1,550,000	1,551,150
0.25% due 04/30/2014	3,999,000	4,001,967
0.25% due 05/31/2014	1,800,000	1,801,265
0.38% due 04/15/2015	800,000	801,750
0.63% due 05/31/2017	107,000	107,134
0.63% due 08/31/2017	224,000	223,772
0.63% due 09/30/2017	483,000	482,057
0.63% due 11/30/2017	3,955,000	3,941,715
0.75% due 12/31/2017	83,000	83,110
0.75% due 02/28/2018	411,000	410,904
0.88% due 11/30/2016	7,414,000	7,515,943
0.88% due 02/28/2017	2,000,000	2,025,624
Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.88% due 01/31/2018	$8,200,000	$8,253,169
0.88% due 07/31/2019	2,417,000	2,385,842
1.00% due 08/31/2016	8,796,000	8,960,239
1.00% due 10/31/2016	7,009,000	7,138,779
1.00% due 03/31/2017	2,238,000	2,276,990
1.25% due 08/31/2015	1,641,000	1,678,692
1.25% due 09/30/2015	1,716,000	1,756,353
1.25% due 10/31/2015	4,331,000	4,434,199
1.25% due 02/29/2020	2,575,000	2,579,022
1.38% due 11/30/2015	1,100,000	1,130,422
1.38% due 09/30/2018	743,000	762,968
1.50% due 08/31/2018	3,224,000	3,333,062
1.63% due 08/15/2022	12,887,000	12,720,874
1.63% due 11/15/2022	14,335,000	14,080,783
1.75% due 07/31/2015	2,604,000	2,692,494
1.75% due 05/15/2022	1,252,000	1,255,620
1.88% due 08/31/2017	3,079,000	3,244,496
1.88% due 10/31/2017	984,000	1,036,890
2.00% due 01/31/2016	2,985,000	3,123,755
2.00% due 11/15/2021	4,434,000	4,572,563
2.00% due 02/15/2022	1,938,000	1,992,355
2.00% due 02/15/2023	195,000	197,468
2.13% due 05/31/2015	1,000,000	1,039,766
2.13% due 08/15/2021	3,432,000	3,586,440
2.25% due 01/31/2015	2,407,000	2,495,664
2.38% due 08/31/2014	300,000	309,152
2.38% due 02/28/2015	5,244,000	5,456,424
2.38% due 05/31/2018	1,256,000	1,356,088
2.50% due 04/30/2015	5,205,000	5,445,731
2.63% due 04/30/2016	4,372,000	4,670,866
2.63% due 08/15/2020	922,000	1,007,069
2.63% due 11/15/2020	1,302,000	1,420,095
2.75% due 12/31/2017	533,000	583,968
2.75% due 02/15/2019	461,000	508,253
3.13% due 05/15/2019	2,092,000	2,356,768
3.13% due 05/15/2021	13,000	14,638
3.38% due 11/15/2019	856,000	979,853
3.50% due 05/15/2020	815,000	941,071
3.63% due 08/15/2019	32,000	37,060
3.63% due 02/15/2020	3,814,000	4,431,391
3.88% due 05/15/2018	35,000	40,436
4.00% due 02/15/2014	464,000	479,551
4.00% due 02/15/2015	5,228,000	5,593,960
4.00% due 08/15/2018	49,000	57,204
4.25% due 08/15/2013	2,053,000	2,084,838
4.25% due 11/15/2013	1,096,000	1,123,871
4.25% due 11/15/2014	3,985,000	4,244,336
4.25% due 08/15/2015	831,000	908,712
4.25% due 11/15/2017	116,000	134,823
4.50% due 05/15/2017	50,000	57,969
4.75% due 05/15/2014	5,770,000	6,064,587
		170,568,489
Total U.S. Government Treasuries (cost $201,698,699)		208,451,346

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.4%
iShares Barclays 1-3 Year Treasury Bond Fund	12,038	$1,016,850
iShares Barclays 3-7 Year Treasury Bond Fund	8,139	1,005,085
iShares Barclays 7-10 Year Treasury Bond Fund	2,689	288,637
iShares Barclays 10-20 Year Treasury Bond Fund	284	38,014
iShares Barclays 20+ Year Treasury Bond Fund	2,245	264,371
Total Exchange Traded-Funds (cost $2,603,500)		2,612,957
COMMON STOCK — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.† (cost $0)	1,980	1,386
PREFERRED STOCK — 0.1%
Banks-Commercial — 0.1%
City National Corp. Series C 5.50%	6,450	160,605
Zions Bancorporation FRS Series G 6.30%	15,250	407,937
		568,542
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(9)	58,000	6
Insurance-Property/Casualty — 0.0%
Hanover Insurance Group, Inc. 6.35%	850	21,820
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Series C 6.50%	2,300	57,454
Total Preferred Stock (cost $620,232)		647,822
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(8)	175	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(8)(9)(11)	11	3,850
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(8)(9)(11)	11	2,200
Total Warrants (cost $181)		6,050
Total Long-Term Investment Securities (cost $653,747,993)		679,139,008
Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.4%
U.S. Government Treasuries — 1.4%
United States Treasury Bills 0.11% due 04/18/13 (cost $9,999,764)	$10,000,000	$9,999,764
REPURCHASE AGREEMENTS — 5.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $982,001 and collateralized by $960,000 of United States Treasury Notes, bearing interest at 2.38%, due 10/31/2014 and having an approximate value of $1,001,796	982,000	982,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $10,289,011 and collateralized by $10,490,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.14%, due 11/07/2022 and having an approximate value of $10,494,909	10,289,000	10,289,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	395,000	395,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)	675,000	675,000
BNP Paribas SA Joint Repurchase Agreement(12)	395,000	395,000
Deutsche Bank AG Joint Repurchase Agreement(12)	75,000	75,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	525,000	525,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)	21,348,000	21,348,000
UBS Securities LLC Joint Repurchase Agreement(12)	445,000	445,000
Total Repurchase Agreements (cost $35,129,000)		35,129,000
TOTAL INVESTMENTS (cost $698,876,757) (13)	102.8%	724,267,772
Liabilities in excess of other assets	(2.8)	(19,664,203)
NET ASSETS	100.0%	$704,603,569

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $62,170,166 representing 8.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Commercial Mortgage Backed Security

(3)  Interest Only

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

(4)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(5)  Perpetual maturity — maturity date reflects the next call date.

(6)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(7)  Security in default

(8)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(9)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $6,876 representing 0.0% of net assets.

(10)  Security currently paying interest/dividends in the form of additional securities.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2013, the Diversified Fixed Income Portfolio held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00) Warrants	03/01/2011	11	$—	$3,850	$350	0.00%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)	11/11/2010	11	—	2,200	200	0.00
				$6,050		0.00%

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  See Note 4 for cost of investments on a tax basis.

(14)  Company has filed for Chapter 11 bankruptcy protection.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2013 and unless otherwise noted, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2013	Unrealized Appreciation (Depreciation)
109	Long	U.S. Treasury 5YR Notes	June 2013	$13,508,953	$13,521,961	$13,008
99	Short	U.S. Treasury 10YR Notes	June 2013	13,024,327	13,066,452	(42,125)
11	Short	U.S. Long Bonds	June 2013	1,572,280	1,589,156	(16,876)
2	Long	U.S. Ultra Bonds	June 2013	316,188	315,188	(1,000)
						$(46,993)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$20,403,681	$—	$20,403,681
U.S. Corporate Bonds & Notes:
Gambling	—	—	794	794
Recycling	—	—	3	3
Other Industries*	—	195,146,088	—	195,146,088
Foreign Corporate Bonds & Notes	—	53,964,380	—	53,964,380
Foreign Government Agencies	—	11,436,458	—	11,436,458
Municipal Bond & Notes	—	4,573,527	—	4,573,527
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	40,044,086	—	40,044,086
Government National Mtg. Assoc.	—	115,366,629	—	115,366,629
Other U.S. Government Agencies*	—	26,483,801	—	26,483,801
U.S. Government Treasuries:
Unites States Treasury Bonds	—	37,882,857	—	37,882,857
Unites States Treasury Notes	—	170,568,489	—	170,568,489
Exchange - Traded Funds	2,612,957	—	—	2,612,957
Common Stock	1,386	—	—	1,386
Preferred Stock:
Finance-Investment Banker/Broker	—	6	—	6
Other Industries*	647,816	—	—	647,816
Warrants	—	—	6,050	6,050
Short-Term Investment Securities:
U.S. Government Treasuries	—	9,999,764	—	9,999,764
Repurchase Agreements	—	35,129,000	—	35,129,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	13,008	—	—	13,008
Total	$3,275,167	$720,998,766	$6,847	$724,280,780
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$60,001	$—	$—	$60,001

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
United States Treasury Notes	51.4%
Sovereign	31.8
Repurchase Agreements	11.4
United States Treasury Bonds	0.8
Paper & Related Products	0.1
95.5%

*  Calculated as a percentage of net assets

Credit Quality†#
Aaa	76.2%
Aa	23.8
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES(1) — 7.7%
Sovereign — 7.7%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	14,473,680	$22,138,283
Government of Canada Bonds 4.25% due 12/01/2021	CAD	9,636,330	13,344,949
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,023,100	2,696,777
Total Foreign Government Agencies (cost $38,084,193)			38,180,009
FOREIGN GOVERNMENT TREASURIES(1) — 24.1%
Sovereign — 24.1%
Australian Government Senior Bonds 4.00% due 08/20/2015	AUD	18,623,845	20,905,024
French Government Bonds 1.10% due 07/25/2022	EUR	14,624,537	20,526,409
French Government Bonds 2.25% due 07/25/2020	EUR	17,380,135	26,647,857
United Kingdom Gilt Bonds 1.25% due 11/22/2017	GBP	5,995,931	10,818,736
United Kingdom Gilt Bonds 1.88% due 11/22/2022	GBP	12,670,604	26,202,828
United Kingdom Gilt Bonds 2.50% due 04/16/2022	GBP	7,615,188	15,490,143
Total Foreign Government Treasuries (cost $116,350,992)			120,590,997
U.S. GOVERNMENT TREASURIES(1) — 52.2%
United States Treasury Bonds — 0.8%
2.38% due 01/15/2025 TIPS		$2,992,798	4,016,427
United States Treasury Notes — 51.4%
0.13% due 04/15/2016 TIPS		22,584,631	23,992,647
0.13% due 04/15/2017 TIPS		30,362,412	32,746,347
0.13% due 01/15/2022 TIPS		18,489,973	20,117,959
0.13% due 07/15/2022 TIPS		18,298,392	19,940,965
0.13% due 01/15/2023 TIPS		13,891,023	14,983,858
0.50% due 04/15/2015 TIPS		14,370,448	15,095,710
0.63% due 07/15/2021 TIPS		15,017,961	17,176,793
1.13% due 01/15/2021 TIPS		15,867,945	18,706,816
1.25% due 07/15/2020 TIPS		13,884,033	16,583,825
1.38% due 01/15/2020 TIPS		8,411,920	10,020,044
1.63% due 01/15/2015 TIPS		13,535,620	14,437,647
1.63% due 01/15/2018 TIPS		10,578,838	12,333,433
1.88% due 07/15/2019 TIPS		6,740,000	8,250,710
2.00% due 01/15/2016 TIPS		8,062,834	8,985,649
2.13% due 01/15/2019 TIPS		11,100,065	13,538,615
2.38% due 01/15/2017 TIPS		8,449,246	9,855,910
			256,766,928
Total U.S. Government Treasuries (cost $249,092,579)			260,783,355
Security Description	Shares/ Principal Amount(7)	Value (Note 2)
COMMON STOCK — 0.1%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3)	765	$83,240
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	25	554,952
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	49	1,173
Total Common Stock (cost $162,681)		639,365
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(2)(3)	1,705	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(2)(3)(4)	117	40,950
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(2)(3)(4)	116	23,200
Total Warrants (cost $1,765)		64,150
Total Long-Term Investment Securities (cost $403,692,210)		420,257,876
REPURCHASE AGREEMENTS — 11.4%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$8,995,000	8,995,000
Barclays Capital Inc. Joint Repurchase Agreement(5)	15,010,000	15,010,000
BNP Paribas SA Joint Repurchase Agreement(5)	8,995,000	8,995,000
Deutsche Bank AG Joint Repurchase Agreement(5)	1,795,000	1,795,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	11,995,000	11,995,000
UBS Securities LLC Joint Repurchase Agreement(5)	10,185,000	10,185,000
Total Repurchase Agreements (cost $56,975,000)		56,975,000
TOTAL INVESTMENTS (cost $460,667,210)(6)	95.5%	477,232,876
Other assets less liabilities	4.5	22,331,143
NET ASSETS	100.0%	$499,564,019

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $702,342 representing 0.1% of net assets.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2013, the Real Return Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	3/1/11	117	$—	$40,950	$350	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/10	116	—	23,200	200	0.00
				$64,150		0.00%

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

TIPS — Treasury Inflation Protected Security

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	SEK	107,638,000	USD	16,919,319	06/19/2013	$428,533	$—
Credit Suisse International	SEK	2,420,000	USD	373,800	06/19/2013	3,041	—
	USD	2,302,804	GBP	1,518,000	04/30/2013	3,379	—
						6,420	—
Deutsche Bank AG	SEK	13,713,000	USD	2,114,768	04/30/2013	11,682	—
JP Morgan Chase Bank N.A.	EUR	54,259,000	USD	70,346,251	06/19/2013	755,786	—
	SEK	13,713,000	USD	2,113,757	04/30/2013	10,672	—
	SEK	3,630,000	USD	566,144	06/19/2013	10,006	—
	USD	21,110,707	SEK	136,239,000	06/19/2013	—	(238,076)
						776,464	(238,076)
Royal Bank of Canada	EUR	440,000	USD	563,992	06/19/2013	—	(335)
	GBP	810,000	USD	1,225,773	06/19/2013	—	(4,489)
	SEK	27,911,000	USD	4,270,519	06/19/2013	—	(5,614)
	USD	4,200,811	SEK	27,426,000	04/30/2013	5,360	—
						5,360	(10,438)
UBS AG	CAD	13,615,000	USD	13,215,778	06/19/2013	—	(163,353)
	GBP	3,289,000	USD	4,960,394	06/19/2013	—	(35,078)
	USD	828,141	SEK	5,360,000	06/19/2013	—	(6,957)
						—	(205,388)
Westpac Banking Corp.	AUD	20,331,000	USD	20,801,663	06/19/2013	—	(244,009)
	GBP	32,154,000	USD	48,045,857	06/19/2013	—	(791,000)
	NZD	3,026,000	USD	2,473,507	06/19/2013	—	(45,430)
						—	(1,080,439)
Net Unrealized Appreciation (Depreciation)						$1,228,459	$(1,534,341)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Agencies:
Sovereign	$—	$38,180,009	$—	$38,180,009
Foreign Government Treasuries:
Sovereign	—	120,590,997	—	120,590,997
U.S. Government Treasuries:
United States Treasury Bonds	—	4,016,427	—	4,016,427
United States Treasury Notes	—	256,766,928	—	256,766,928
Common Stock:
Printing - Commercial	1,173	—	—	1,173
Other Industries*	—	—	638,192	638,192
Warrants	—	—	64,150	64,150
Repurchase Agreements	—	56,975,000	—	56,975,000
Other Financial Instruments:+
Open Forward Currency Contracts - Appreciation	—	1,228,459	—	1,228,459
Total	$1,173	$477,757,820	$702,342	$478,461,335
Liabilities:
Other Financial Instruments:+
Open Forward Currency Contracts - Depreciation	$—	$1,534,341	$—	$1,534,341

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+   Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Banks — Foreign U.S. Branches	28.2%
U.S. Government Agency	23.7
Asset Backed Commercial Paper/Fully Suppoted	19.1
Asset Backed Commercial Paper/Auto	7.0
Municipal	6.9
Asset Backed Commercial Paper/Diversified	4.9
Asset Backed Commercial Paper/Trade Receivables	4.8
Diversified	2.0
Banks — Domestic	1.7
Food & Beverage	1.4
Repurchase Agreement Backed Commercial Paper	0.5
Student Loan	0.2
100.4%

Weighted average days to maturity — 34

Credit Quality#†
Government — Agency	23.6%
P1	68.5
A1	0.8
Aaa	2.2
Aa1	3.6
Aa2	0.5
Aa3	0.8
100.0%

*  Calculated as a percentage of net assets

#  Calculated as a percentage of total debt issues, including short-term securities.

†  Source: Moody's

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 100.4%
Asset-Backed Commercial Paper — 35.7%
Atlantic Asset Securitization LLC 0.22% due 04/01/2013*	$175,000	$175,000
Bryant Park Funding LLC 0.18% due 04/01/2013*	250,000	250,000
Chariot Funding LLC 0.27% due 08/01/2013*	600,000	599,592
Chariot Funding LLC 0.27% due 09/05/2013*	585,000	584,421
Chariot Funding LLC 0.32% due 06/18/2013*	400,000	399,876
Fairway Finance LLC 0.20% due 04/10/2013*	360,000	359,982
Fairway Finance LLC 0.20% due 05/02/2013*	500,000	499,914
FCAR Owner Trust I 0.30% due 08/09/2013	150,000	149,861
FCAR Owner Trust I 0.35% due 04/01/2013	395,000	395,000
FCAR Owner Trust II 0.27% due 05/14/2013	500,000	499,839
FCAR Owner Trust II 0.27% due 07/08/2013	100,000	99,938
Gemini Securitization Corp. LLC 0.27% due 04/12/2013*	680,000	679,944
Gotham Funding Corp. 0.20% due 06/11/2013*	250,000	249,883
Gotham Funding Corp. 0.21% due 04/16/2013*	350,000	349,969
Jupiter Securitization Co. LLC 0.30% due 07/03/2013*	445,000	444,769
Kells Funding LLC 0.27% due 11/01/2013*	250,000	249,507
Kells Funding LLC 0.31% due 05/02/2013*	1,000,000	999,733
Kells Funding LLC 0.33% due 05/14/2013*	500,000	499,803
Liberty Street Funding LLC 0.17% due 04/23/2013*	1,200,000	1,199,875
Liberty Street Funding LLC 0.20% due 04/15/2013*	700,000	699,946
Liberty Street Funding LLC 0.20% due 06/10/2013*	310,000	309,857
Manhattan Asset Funding Co. LLC 0.20% due 04/19/2013*	480,000	479,952
Manhattan Asset Funding Co. LLC 0.24% due 05/16/2013*	350,000	349,895
Market Street Funding LLC 0.20% due 05/03/2013*	1,500,000	1,499,733
MetLife Short Term Funding LLC 0.23% due 09/05/2013*	250,000	249,686
MetLife Short Term Funding LLC 0.28% due 04/29/2013*	286,000	285,938
MetLife Short Term Funding LLC 0.30% due 04/22/2013*	250,000	249,956
MetLife Short Term Funding LLC 0.32% due 04/22/2013*	485,000	484,909
Security Description	Principal Amount	Value (Note 2)
Asset-Backed Commercial Paper (continued)
Old Line Funding LLC 0.30% due 05/20/2013*	$275,000	$274,888
Royal Park Investments Funding Corp. 0.20% due 04/02/2013*	1,000,000	999,994
Royal Park Investments Funding Corp. 0.40% due 05/03/2013*	315,000	314,888
Royal Park Investments Funding Corp. 0.45% due 04/09/2013*	250,000	249,975
Royal Park Investments Funding Corp. 0.45% due 04/12/2013*	265,000	264,964
Thunder Bay Funding LLC 0.19% due 04/23/2013*	1,000,000	999,884
Thunder Bay Funding LLC 0.21% due 06/06/2013*	700,000	699,727
Victory Receivables Corp. 0.22% due 04/26/2013*	410,000	409,937
Total Asset-Backed Commercial Paper (cost $17,510,682)		17,511,035
Certificates of Deposit — 28.7%
Bank of Montreal Chicago 0.20% due 05/16/2013	500,000	500,000
Bank of Montreal Chicago 0.27% due 04/19/2013	550,000	550,000
Bank of Montreal Chicago 0.27% due 05/10/2013	500,000	500,000
Bank of Nova Scotia Houston 0.24% due 04/11/2013	400,000	400,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.22% due 04/30/2013	150,000	150,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.23% due 04/16/2013	600,000	600,000
Barclays Bank PLC NY 0.24% due 05/13/2013	250,000	250,000
Credit Industriel et Commercial NY 0.32% due 04/08/2013	500,000	500,000
Credit Industriel et Commercial NY 0.35% due 04/03/2013	125,000	125,000
Credit Industriel et Commercial NY 0.40% due 04/01/2013	480,000	480,000
Credit Suisse NY 0.30% due 07/01/2013	710,000	710,128
Credit Suisse NY 0.30% due 07/03/2013	1,200,000	1,200,228
Deutsche Bank AG NY 0.24% due 06/10/2013	800,000	799,984
Deutsche Bank AG NY 0.25% due 05/21/2013	700,000	700,000
Nordea Bank Finland PLC NY 0.26% due 09/09/2013	315,000	314,984
Nordea Bank Finland PLC NY 0.27% due 07/22/2013	500,000	500,095
Skandinaviska Enskilda Banken NY 0.24% due 05/01/2013	100,000	100,001
Skandinaviska Enskilda Banken NY 0.30% due 04/01/2013	500,000	500,000
Skandinaviska Enskilda Banken NY 0.31% due 04/01/2013	450,000	450,000

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Skandinaviska Enskilda Banken NY 0.35% due 07/25/2013	$400,000	$400,161
Sumitomo Mitsui Banking Corp. NY 0.23% due 05/02/2013	500,000	500,000
Sumitomo Mitsui Banking Corp. NY 0.25% due 04/11/2013	250,000	250,000
Sumitomo Mitsui Banking Corp. NY 0.26% due 04/02/2013	800,000	800,000
Svenska Handelsbanken NY 0.22% due 04/17/2013	1,000,000	1,000,002
Svenska Handelsbanken NY 0.29% due 07/09/2013	1,100,000	1,100,143
Toronto-Dominion Bank NY 0.28% due 06/17/2013	700,000	700,175
Total Certificates of Deposit (cost $14,080,172)		14,080,901
Commercial Paper — 4.4%
Coca-Cola Co. 0.14% due 05/07/2013*	695,000	694,903
General Electric Capital Corp. 1.88% due 09/16/2013	5,000	5,031
General Electric Capital Corp. 2.10% due 01/07/2014	20,000	20,262
HSBC USA Inc. 0.22% due 04/23/2013	635,000	634,915
HSBC USA Inc. 0.24% due 05/17/2013	205,000	204,937
Procter & Gamble Co. 0.16% due 08/01/2013*	575,000	574,845
Total Commercial Paper (cost $2,134,754)		2,134,893
Corporate Notes — 0.8%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007(1)(2)(3)(4)(5)*	394,530	6,707
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008(1)(2)(3)(4)(5)*	592,098	10,066
General Electric Capital Corp. Senior Notes 0.80% due 10/25/2013	360,000	361,098
US Bancorp Notes 2.00% due 06/14/2013	10,000	10,036
Total Corporate Notes (cost $396,416)		387,907
Municipal Bonds — 7.1%
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.14% due 10/01/2039(6)	100,000	100,000
Security Description	Principal Amount	Value (Note 2)
Municipal Bonds (continued)
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.15% due 07/01/2037(6)	$565,000	$565,000
Massachusetts Bay Transportation Authority VRDN Series A-1 Revenue Bonds 0.11% due 03/01/2030(6)	775,000	775,000
Metropolitan Water District of Southern California VRDN Series B-4 Revenue Bonds 0.10% due 07/01/2035(6)	300,000	300,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.10% due 07/01/2037(6)	365,000	365,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.18% due 12/01/2043(6)	115,000	115,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.12% due 05/01/2040(6)	225,000	225,000
State of Texas VRDN General Obligation Bonds 0.14% due 12/01/2024(6)	100,000	100,000
State of Texas VRDN Series A2 General Obligation Bonds 0.15% due 12/01/2029(6)	250,000	250,000
State of Texas VRDN Series B General Obligation Bonds 0.16% due 06/01/2045(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.17% due 06/01/2031(6)	190,000	190,000
University of Texas System VRDN Series B Revenue Bonds 0.10% due 08/01/2025(6)	120,000	120,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.13% due 08/15/2036(6)	280,000	280,000
Total Municipal Bonds (cost $3,485,000)		3,485,000
U.S. Government Agencies — 23.7%
Federal Farm Credit Disc. Notes 0.01% due 04/01/2013	11,274,000	11,274,000

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Agencies (continued)
Federal Home Loan Bank 0.30% due 11/22/2013	$20,000	$20,017
0.30% due 11/25/2013	15,000	15,013
0.30% due 12/06/2013	45,000	45,040
1.88% due 06/21/2013	180,000	180,720
4.88% due 11/27/2013	45,000	46,401
Federal Home Loan Mortgage Corp. 0.38% due 11/27/2013	28,000	28,038
Total U.S. Government Agencies (cost $11,609,123)		11,609,229
TOTAL INVESTMENTS (cost $49,216,147)(7)	100.4%	49,208,965
Liabilities in excess of other assets	(0.4)	(202,351)
NET ASSETS	100.0%	$49,006,614

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $17,652,918 representing 36.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2013, the aggregate value of these securities was $16,773 representing 0.0% of net assets.

(2)  Security in default

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of March 31, 2013, represents the Notes' residual value that may be distributed to the Portfolio.

(6)  The security's effective maturity date is less than one year.

(7)  See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at March 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$17,511,035	$—	$17,511,035
Certificates of Deposit	—	14,080,901	—	14,080,901
Commercial Paper	—	2,134,893	—	2,134,893
Corporate Notes	—	371,134	16,773	387,907
Municipal Bonds	—	3,485,000	—	3,485,000
U.S. Government Agencies	—	11,609,229	—	11,609,229
Total	$—	$49,192,192	$16,773	$49,208,965

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	13.1%
Computers	8.1
Pharmacy Services	5.2
Multimedia	5.2
Cable/Satellite TV	3.9
Retail-Apparel/Shoe	3.7
Web Portals/ISP	3.6
Retail-Building Products	3.6
Retail-Auto Parts	3.5
E-Commerce/Products	3.4
Retail-Major Department Stores	3.4
Casino Hotels	3.3
Agricultural Chemicals	3.2
Wireless Equipment	3.2
Finance-Credit Card	3.1
Time Deposits	3.1
Diversified Manufacturing Operations	3.1
Brewery	3.0
Oil-Field Services	2.8
Medical-Drugs	2.8
Retail-Restaurants	2.6
Diversified Banking Institutions	2.4
Repurchase Agreements	2.3
Industrial Automated/Robotic	2.0
Software Tools	1.9
Medical-Generic Drugs	1.8
Metal Processors & Fabrication	1.6
Metal-Diversified	1.2
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 94.7%
Agricultural Chemicals — 3.2%
Monsanto Co.	49,945	$5,275,690
Brewery — 3.0%
Anheuser-Busch InBev NV ADR	49,740	4,951,617
Cable/Satellite TV — 3.9%
Comcast Corp., Class A	152,612	6,411,230
Casino Hotels — 3.3%
MGM Resorts International†	412,552	5,425,059
Computers — 8.1%
Apple, Inc.	30,094	13,320,507
Diversified Banking Institutions — 2.4%
Citigroup, Inc.	89,952	3,979,477
Diversified Manufacturing Operations — 3.1%
Pentair, Ltd.	94,740	4,997,535
E-Commerce/Products — 3.4%
eBay, Inc.†	102,596	5,562,755
Finance-Credit Card — 3.1%
Visa, Inc., Class A	30,062	5,105,730
Industrial Automated/Robotic — 2.0%
FANUC Corp. ADR	127,523	3,278,616
Medical-Biomedical/Gene — 13.1%
Celgene Corp.†	119,657	13,869,443
Gilead Sciences, Inc.†	155,314	7,599,514
		21,468,957
Medical-Drugs — 2.8%
Medivation, Inc.†	96,569	4,516,532
Medical-Generic Drugs — 1.8%
Perrigo Co.	24,343	2,890,244
Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	14,075	2,668,902
Metal-Diversified — 1.2%
Turquoise Hill Resources, Ltd.†	311,135	1,978,819
Multimedia — 5.2%
News Corp., Class A	109,552	3,343,527
Walt Disney Co.	91,422	5,192,770
		8,536,297
Oil-Field Services — 2.8%
Schlumberger, Ltd.	62,314	4,666,696
Pharmacy Services — 5.2%
Express Scripts Holding Co.†	148,653	8,569,845
Retail-Apparel/Shoe — 3.7%
L Brands, Inc.	136,323	6,088,185
Retail-Auto Parts — 3.5%
AutoZone, Inc.†	14,443	5,730,549
Retail-Building Products — 3.6%
Home Depot, Inc.	85,496	5,965,911
Retail-Major Department Stores — 3.4%
TJX Cos., Inc.	117,574	5,496,585
Retail-Restaurants — 2.6%
McDonald's Corp.	41,890	4,176,014
Security Description	Shares/ Principal Amount	Value (Note 2)
Software Tools — 1.9%
VMware, Inc., Class A†	40,348	$3,182,650
Web Portals/ISP — 3.6%
Google, Inc., Class A†	7,524	5,974,282
Wireless Equipment — 3.2%
Crown Castle International Corp.†	74,210	5,167,984
Total Long-Term Investment Securities (cost $130,869,660)		155,386,668
SHORT-TERM INVESTMENT SECURITIES — 3.1%
Time Deposits — 3.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2013 (cost $5,028,000)	$5,028,000	5,028,000
REPURCHASE AGREEMENT — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013, to be repurchased 04/01/2013 in the amount of $3,822,004 and collateralized by $3,900,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11% due 11/07/2022 and having an approximate value of $3,901,498 (cost $3,822,000)	3,822,000	3,822,000
TOTAL INVESTMENTS (cost $139,719,660)(1)	100.1%	164,236,668
Liabilities in excess of other assets	(0.1)	(154,673)
NET ASSETS	100.0%	$164,081,995

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$13,320,507	$—	$—	$13,320,507
Medical-Biomedical/Gene	21,468,957	—	—	21,468,957
Multimedia	8,536,297	—	—	8,536,297
Pharmacy Services	8,569,845	—	—	8,569,845
Other Industries*	103,491,062	—	—	103,491,062
Short-Term Investment Securities:
Time Deposit	—	5,028,000	—	5,028,000
Repurchase Agreement	—	3,822,000	—	3,822,000
Total	$155,386,668	$8,850,000	$—	$164,236,668

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Repurchase Agreements	13.3%
Insurance-Multi-line	9.1
Banks-Super Regional	7.4
Real Estate Operations & Development	6.8
Electronic Components-Semiconductors	6.3
Medical-Drugs	6.1
Oil Companies-Exploration & Production	5.8
Diversified Banking Institutions	3.7
Retail-Auto Parts	3.3
Oil-Field Services	3.2
Banks-Fiduciary	3.2
Networking Products	3.1
Retail-Regional Department Stores	3.1
Steel-Producers	3.1
Insurance-Reinsurance	3.1
Medical Instruments	3.1
Aerospace/Defense-Equipment	2.6
Cruise Lines	2.5
Aerospace/Defense	2.5
Containers-Paper/Plastic	2.4
Retail-Discount	1.7
Semiconductor Equipment	1.7
Investment Management/Advisor Services	1.6
Telecommunication Equipment	1.3
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCK — 86.7%
Aerospace/Defense — 2.5%
Boeing Co.	36,100	$3,099,185
Aerospace/Defense-Equipment — 2.6%
United Technologies Corp.	34,700	3,242,021
Banks-Fiduciary — 3.2%
Bank of New York Mellon Corp.	142,713	3,994,537
Banks-Super Regional — 7.4%
KeyCorp	406,500	4,048,740
Wells Fargo & Co.	138,400	5,119,416
		9,168,156
Containers-Paper/Plastic — 2.4%
Rock-Tenn Co., Class A	32,000	2,969,280
Cruise Lines — 2.5%
Carnival Corp.	91,000	3,121,300
Diversified Banking Institutions — 3.7%
JPMorgan Chase & Co.	96,850	4,596,501
Electronic Components-Semiconductors — 6.3%
Intel Corp.	361,300	7,894,405
Insurance-Multi-line — 9.1%
Loews Corp.	141,500	6,235,905
MetLife, Inc.	133,350	5,069,967
		11,305,872
Insurance-Reinsurance — 3.1%
Berkshire Hathaway, Inc., Class B†	37,000	3,855,400
Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	27,000	1,988,550
Medical Instruments — 3.1%
St. Jude Medical, Inc.	94,895	3,837,554
Medical-Drugs — 6.1%
Pfizer, Inc.	265,475	7,661,608
Networking Products — 3.1%
Cisco Systems, Inc.	187,705	3,924,912
Oil Companies-Exploration & Production — 5.8%
Devon Energy Corp.	129,070	7,282,129
Oil-Field Services — 3.2%
Baker Hughes, Inc.	86,950	4,035,349
Real Estate Operations & Development — 6.8%
Cheung Kong Holdings, Ltd.	161,500	2,384,056
Henderson Land Development Co., Ltd.	379,009	2,589,966
Wheelock & Co., Ltd.	656,500	3,517,931
		8,491,953
Retail-Auto Parts — 3.3%
AutoZone, Inc.†	10,300	4,086,731
Retail-Discount — 1.7%
Target Corp.	30,900	2,115,105
Retail-Regional Department Stores — 3.1%
Kohl's Corp.	85,000	3,921,050
Semiconductor Equipment — 1.7%
Applied Materials, Inc.	154,000	2,075,920
Steel-Producers — 3.1%
POSCO ADR	52,670	3,882,306
Security Description	Shares/ Principal Amount	Value (Note 2)
Telecommunication Equipment — 1.3%
Tellabs, Inc.	790,300	$1,651,727
Total Long-Term Investment Securities (cost $93,337,244)		108,201,551
REPURCHASE AGREEMENTS — 13.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013 to be repurchased 04/01/2013 in the amount of $3,623,004 and collateralized by $3,695,000 of Federal National Mtg. Assoc. Notes bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $3,696,419	$3,623,000	3,623,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013 to be repurchased 04/01/2013 in the amount of $4,965,006 and collateralized by $5,065,000 of Federal National Mtg. Assoc. Notes bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $5,066,945	4,965,000	4,965,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/28/2013 to be repurchased 04/01/2013 in the amount of $7,969,009 and collateralized by $8,125,000 of Federal National Mtg. Assoc. Notes bearing interest at 2.14%, due 11/07/2022 and having an approximate value of $8,128,803	7,969,000	7,969,000
Total Repurchase Agreements (cost $16,557,000)		16,557,000
TOTAL INVESTMENTS (cost $109,894,244)(1)	100.0%	124,758,551
Liabilities in excess of other assets	0.0	(2,446)
NET ASSETS	100.0%	$124,756,105

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$9,168,156	$—	$—	$9,168,156
Electronic Components-Semiconductors	7,894,405	—	—	7,894,405
Insurance-Multi-line	11,305,872	—	—	11,305,872
Medical-Drugs	7,661,608	—	—	7,661,608
Oil Companies-Exploration & Production	7,282,129	—	—	7,282,129
Real Estate Operations & Development	8,491,953	—	—	8,491,953
Other Industries*	56,397,428	—	—	56,397,428
Repurchase Agreements	—	16,557,000	—	16,557,000
Total	$108,201,551	$16,557,000	$—	$124,758,551

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	62.7%
International Equity Investment Companies	26.2
Domestic Fixed Income Investment Companies	11.5
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.4%
Domestic Equity Investment Companies — 62.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	424,097	$4,217,645
Seasons Series Trust Focus Value Portfolio, Class 3	268,946	3,604,507
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,605,709	18,335,429
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,545,867	21,015,508
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	266,635	3,629,253
Seasons Series Trust Mid Cap Value Portfolio, Class 3	829,066	13,875,292
Seasons Series Trust Small Cap Portfolio, Class 3†	936,417	10,172,563
Total Domestic Equity Investment Companies (cost $53,035,801)		74,850,197
Domestic Fixed Income Investment Companies — 11.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $13,765,104)	1,150,426	13,713,514
International Equity Investment Companies — 26.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $32,840,538)	3,932,691	31,282,961
TOTAL INVESTMENTS (cost $99,641,443)(1)	100.4%	119,846,672
Liabilities in excess of other assets	(0.4)	(487,271)
NET ASSETS	100.0%	$119,359,401

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$74,850,197	$—	$—	$74,850,197
Domestic Fixed Income Investment Companies	13,713,514	—	—	13,713,514
International Equity Investment Companies	31,282,961	—	—	31,282,961
Total	$119,846,672	$—	$—	$119,846,672

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.1%
Domestic Fixed Income Investment Companies	29.5
International Equity Investment Companies	20.2
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 50.1%
Seasons Series Trust Focus Growth Portfolio, Class 3	2,447,093	$24,336,373
Seasons Series Trust Focus Value Portfolio, Class 3	1,182,579	15,849,334
Seasons Series Trust Large Cap Growth Portfolio, Class 3	6,977,574	79,676,214
Seasons Series Trust Large Cap Value Portfolio, Class 3	7,774,987	105,698,163
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,188,282	16,174,093
Seasons Series Trust Mid Cap Value Portfolio, Class 3	4,010,755	67,124,214
Seasons Series Trust Small Cap Portfolio, Class 3†	3,650,888	39,660,606
Total Domestic Equity Investment Companies (cost $246,420,687)		348,518,997
Domestic Fixed Income Investment Companies — 29.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	15,549,656	185,357,838
Seasons Series Trust Real Return Portfolio, Class 3	1,946,401	20,011,724
Total Domestic Fixed Income Investment Companies (cost $199,048,773)		205,369,562
International Equity Investment Companies — 20.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $135,534,646)	17,661,515	140,490,196
TOTAL INVESTMENTS (cost $581,004,106)(1)	99.8%	694,378,755
Other assets less liabilities	0.2	1,107,371
NET ASSETS	100.0%	$695,486,126

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$348,518,997	$—	$—	$348,518,997
Domestic Fixed Income Investment Companies	205,369,562	—	—	205,369,562
International Equity Investment Companies	140,490,196	—	—	140,490,196
Total	$694,378,755	$—	$—	$694,378,755

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	45.1%
Domestic Fixed Income Investment Companies	39.4
International Equity Investment Companies	15.4
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 45.1%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,212,855	$12,061,854
Seasons Series Trust Focus Value Portfolio, Class 3	599,169	8,030,264
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,883,129	44,341,054
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,331,215	58,881,312
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	599,157	8,155,321
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,897,754	31,760,919
Seasons Series Trust Small Cap Portfolio, Class 3†	1,506,305	16,363,405
Total Domestic Equity Investment Companies (cost $129,313,493)		179,594,129
Domestic Fixed Income Investment Companies — 39.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,853,243	129,374,801
Seasons Series Trust Real Return Portfolio, Class 3	2,661,404	27,362,945
Total Domestic Fixed Income Investment Companies (cost $150,948,242)		156,737,746
International Equity Investment Companies — 15.4%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $54,167,926)	7,691,799	61,185,150
TOTAL INVESTMENTS (cost $334,429,661)(1)	99.9%	397,517,025
Other assets less liabilities	0.1	301,454
NET ASSETS	100.0%	$397,818,479

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$179,594,129	$—	$—	$179,594,129
Domestic Fixed Income Investment Companies	156,737,746	—	—	156,737,746
International Equity Investment Companies	61,185,150	—	—	61,185,150
Total	$397,517,025	$—	$—	$397,517,025

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2013 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	49.1%
Domestic Equity Investment Companies	39.7
International Equity Investment Companies	11.2
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2013

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 39.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	667,312	$6,636,423
Seasons Series Trust Focus Value Portfolio, Class 3	493,939	6,619,944
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,228,742	36,868,682
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,608,109	49,050,947
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	310,781	4,230,142
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,266,260	21,192,195
Seasons Series Trust Small Cap Portfolio, Class 3†	625,422	6,794,128
Total Domestic Equity Investment Companies (cost $95,668,094)		131,392,461
Domestic Fixed Income Investment Companies — 49.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,731,330	127,921,554
Seasons Series Trust Real Return Portfolio, Class 3	3,339,832	34,338,133
Total Domestic Fixed Income Investment Companies (cost $154,951,043)		162,259,687
International Equity Investment Companies — 11.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $31,472,741)	4,640,459	36,912,975
TOTAL INVESTMENTS (cost $282,091,878)(1)	100.0%	330,565,123
Other assets less liabilities	0.0	123,645
NET ASSETS	100.0%	$330,688,768

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$131,392,461	$—	$—	$131,392,461
Domestic Fixed Income Investment Companies	162,259,687	—	—	162,259,687
International Equity Investment Companies	36,912,975	—	—	36,912,975
Total	$330,565,123	$—	$—	$330,565,123

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2013

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
ASSETS:
Investments at value (unaffiliated)*	$67,398,151	$120,697,683	$93,238,791	$82,397,283	$160,208,982
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,502,000	8,482,000	8,209,000	11,066,000	7,968,000
Total investments	69,900,151	129,179,683	101,447,791	93,463,283	168,176,982
Cash	1,780	18,816	7,082	4,452	—
Foreign cash*	—	—	—	—	193,888
Due from broker	—	7	64,967	—	—
Receivable for:
Fund shares sold	17,734	85,948	133,178	76,335	187,979
Dividends and interest	171,472	411,187	462,806	440,715	687,802
Investments sold	1,722,463	4,729,457	5,213,933	6,400,360	3,697,599
Receipts on swap contracts	—	—	—	—	1,075
Prepaid expenses and other assets	399	511	428	339	19,359
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	14,410
Variation margin on futures contracts	866	2,011	1,396	1,356	237,026
Unrealized appreciation on forward foreign currency contracts	5,269	17,368	20,815	21,075	163,777
Unrealized appreciation on swap contracts	—	—	—	—	386,312
Total assets	71,820,134	134,444,988	107,352,396	100,407,915	173,766,209
LIABILITIES:
Payable for:
Fund shares redeemed	114,034	564,056	154,678	155,799	496,333
Investments purchased	3,857,090	12,426,186	12,283,015	16,254,534	4,820,294
Payments on swap contracts	—	—	—	—	1,678
Investment advisory and management fees	50,650	87,250	64,412	54,222	122,483
Service fees — Class 2	2,945	6,863	6,346	5,375	9,972
Service fees — Class 3	6,767	11,375	6,722	6,246	14,545
Trustees' fees and expenses	1,046	1,884	1,530	1,383	2,612
Other accrued expenses	107,165	117,100	104,157	102,162	178,109
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	8,226
Variation margin on futures contracts	1,266	4,695	7,390	5,258	140,360
Due to custodian	—	—	—	—	43,031
Due to broker	3	—	—	71	2,622
Unrealized depreciation on forward foreign currency contracts	992	3,269	3,923	3,888	198,220
Unrealized depreciation on swap contracts	—	—	—	—	239,301
Total liabilities	4,141,958	13,222,678	12,632,173	16,588,938	6,277,786
NET ASSETS	$67,678,176	$121,222,310	$94,720,223	$83,818,977	$167,488,423
* Cost
Investment securities (unaffiliated)	$55,808,196	$103,772,816	$82,926,399	$76,087,785	$140,098,191
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$194,890

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2013

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
NET ASSETS REPRESENTED BY:
Capital paid-in	$54,262,853	$95,990,525	$79,213,537	$73,574,924	$161,602,598
Accumulated undistributed net investment income (loss)	371,695	1,189,658	1,677,583	1,649,180	3,817,271
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	1,443,060	7,099,068	3,498,692	2,270,023	(18,938,636)
Unrealized appreciation (depreciation) on investments	11,589,955	16,924,867	10,312,392	6,309,498	20,110,791
Unrealized appreciation (depreciation) on futures contracts and swap contracts	6,267	4,019	1,096	(1,829)	940,882
Unrealized foreign exchange gain (loss) on other assets and liabilities	4,346	14,173	16,923	17,181	(36,257)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(8,226)
NET ASSETS	$67,678,176	$121,222,310	$94,720,223	$83,818,977	$167,488,423
Class 1 (unlimited shares authorized):
Net assets	$12,124,341	$13,546,354	$12,351,657	$11,479,546	$22,692,247
Shares of beneficial interest issued and outstanding	682,526	938,310	973,233	926,210	2,017,184
Net asset value, offering and redemption price per share	$17.76	$14.44	$12.69	$12.39	$11.25
Class 2 (unlimited shares authorized):
Net assets	$23,298,744	$54,282,963	$50,238,669	$42,791,927	$77,265,838
Shares of beneficial interest issued and outstanding	1,312,828	3,765,661	3,965,469	3,459,445	6,872,594
Net asset value, offering and redemption price per share	$17.75	$14.42	$12.67	$12.37	$11.24
Class 3 (unlimited shares authorized):
Net assets	$32,255,091	$53,392,993	$32,129,897	$29,547,504	$67,530,338
Shares of beneficial interest issued and outstanding	1,820,758	3,711,132	2,540,401	2,393,442	6,017,244
Net asset value, offering and redemption price per share	$17.72	$14.39	$12.65	$12.35	$11.22

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2013

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
ASSETS:
Investments at value (unaffiliated)*	$224,994,832	$288,267,474	$414,077,469	$112,795,427	$253,156,526
Investments at value (affiliated)*	—	—	1,103,070	—	—
Repurchase agreements (cost approximates value)	—	2,719,000	4,768,000	2,931,000	4,706,000
Total investments	224,994,832	290,986,474	419,948,539	115,726,427	257,862,526
Cash	489,500	45,919	91,152	20,244	100,208
Foreign cash*	15,707	—	7,313	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	509,773	353,069	649,750	142,376	354,456
Dividends and interest	89,506	325,740	580,938	51,795	416,502
Investments sold	219,839	—	85,860	1,106,555	2,523,517
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	926	1,313	1,465	473	2,451
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	3,900	3,400	4,970	4,970
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	226,320,083	291,716,415	421,368,417	117,052,840	261,264,630
LIABILITIES:
Payable for:
Fund shares redeemed	395,486	140,108	425,364	293,421	515,342
Investments purchased	1,467,364	190,668	1,714,754	1,384,306	1,863,811
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	157,578	193,670	272,169	81,684	183,232
Service fees — Class 2	7,832	5,196	5,002	3,597	4,530
Service fees — Class 3	11,811	44,318	55,347	11,952	34,425
Trustees' fees and expenses	2,625	3,906	5,074	1,419	3,188
Other accrued expenses	70,216	97,218	111,472	84,470	104,961
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	2,112,912	675,084	2,589,182	1,860,849	2,709,489
NET ASSETS	$224,207,171	$291,041,331	$418,779,235	$115,191,991	$258,555,141
* Cost
Investment securities (unaffiliated)	$175,204,582	$214,434,073	$347,612,123	$85,599,419	$205,261,847
Investment securities (affiliated)	$—	$—	$921,760	$—	$—
Foreign cash	$15,788	$—	$7,532	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2013

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
NET ASSETS REPRESENTED BY:
Capital paid-in	$163,083,737	$204,845,493	$382,975,847	$84,737,142	$222,152,035
Accumulated undistributed net investment income (loss)	(170,840)	1,672,421	5,382,841	(330)	1,914,819
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	11,504,230	10,681,447	(36,230,670)	3,247,187	(13,418,140)
Unrealized appreciation (depreciation) on investments	49,790,250	73,833,401	66,646,656	27,196,008	47,894,679
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	8,330	4,780	11,748	11,748
Unrealized foreign exchange gain (loss) on other assets and liabilities	(206)	239	(219)	236	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$224,207,171	$291,041,331	$418,779,235	$115,191,991	$258,555,141
Class 1 (unlimited shares authorized):
Net assets	$107,950,356	$39,935,086	$117,871,804	$30,299,148	$59,773,792
Shares of beneficial interest issued and outstanding	5,779,072	3,425,869	8,646,723	2,139,483	3,555,463
Net asset value, offering and redemption price per share	$18.68	$11.66	$13.63	$14.16	$16.81
Class 2 (unlimited shares authorized):
Net assets	$61,041,499	$41,043,210	$39,393,135	$28,219,456	$35,707,863
Shares of beneficial interest issued and outstanding	3,307,093	3,569,547	2,893,360	2,044,342	2,128,493
Net asset value, offering and redemption price per share	$18.46	$11.50	$13.62	$13.80	$16.78
Class 3 (unlimited shares authorized):
Net assets	$55,215,316	$210,063,035	$261,514,296	$56,673,387	$163,073,486
Shares of beneficial interest issued and outstanding	3,012,265	18,394,678	19,236,565	4,163,702	9,743,860
Net asset value, offering and redemption price per share	$18.33	$11.42	$13.59	$13.61	$16.74

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2013

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
ASSETS:
Investments at value (unaffiliated)*	$146,459,937	$424,145,138	$689,138,772	$420,257,876	$49,208,965
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,651,000	10,840,000	35,129,000	56,975,000	—
Total investments	148,110,937	434,985,138	724,267,772	477,232,876	49,208,965
Cash	29,451	7,762	14,840	3,080	571
Foreign cash*	—	1,067,758	24,698	—	—
Due from broker	146	—	200,054	—	—
Receivable for:
Fund shares sold	137,476	973,110	1,381,199	13,607,893	98,489
Dividends and interest	164,816	1,738,925	4,760,511	1,766,329	11,928
Investments sold	748,573	625,610	4,897,614	8,109,550	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	354	5,449	1,630	327	203
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	5,572
Variation margin on futures contracts	4,160	36,040	14,952	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	1,228,459	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	149,195,913	439,439,792	735,563,270	501,948,514	49,325,728
LIABILITIES:
Payable for:
Fund shares redeemed	382,869	97,946	265,891	380,738	233,826
Investments purchased	1,240,872	1,190,698	29,989,317	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	105,476	342,858	380,096	251,194	19,433
Service fees — Class 2	3,309	3,944	6,719	—	1,720
Service fees — Class 3	19,871	64,297	105,783	87,480	7,522
Trustees' fees and expenses	1,962	5,471	8,822	6,233	1,009
Other accrued expenses	99,020	206,297	191,510	124,509	55,604
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	158,145	—	—	—
Variation margin on futures contracts	—	—	11,563	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,534,341	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,853,379	2,069,656	30,959,701	2,384,495	319,114
NET ASSETS	$147,342,534	$437,370,136	$704,603,569	$499,564,019	$49,006,614
* Cost
Investment securities (unaffiliated)	$119,743,775	$384,493,436	$663,747,757	$403,692,210	$49,216,147
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$1,067,494	$24,406	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2013

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
NET ASSETS REPRESENTED BY:
Capital paid-in	$129,390,806	$498,330,532	$660,154,241	$484,918,913	$51,305,689
Accumulated undistributed net investment income (loss)	(83,683)	4,046,610	13,224,632	(778,773)	(58,151)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(8,714,606)	(104,468,010)	5,880,382	(816,309)	(2,233,742)
Unrealized appreciation (depreciation) on investments	26,716,162	39,651,702	25,391,015	16,565,666	(7,182)
Unrealized appreciation (depreciation) on futures contracts and swap contracts	33,855	(29,509)	(46,993)	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(3,044)	292	(325,478)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(158,145)	—	—	—
NET ASSETS	$147,342,534	$437,370,136	$704,603,569	$499,564,019	$49,006,614
Class 1 (unlimited shares authorized):
Net assets	$27,441,268	$105,553,387	$152,428,700	$71,823,478	$1,060,840
Shares of beneficial interest issued and outstanding	2,447,511	13,242,854	12,703,168	6,967,821	99,227
Net asset value, offering and redemption price per share	$11.21	$7.97	$12.00	$10.31	$10.69
Class 2 (unlimited shares authorized):
Net assets	$25,992,388	$30,851,692	$52,466,742	$—	$13,507,938
Shares of beneficial interest issued and outstanding	2,364,408	3,866,897	4,381,622	—	1,271,660
Net asset value, offering and redemption price per share	$10.99	$7.98	$11.97	$—	$10.62
Class 3 (unlimited shares authorized):
Net assets	$93,908,878	$300,965,057	$499,708,127	$427,740,541	$34,437,836
Shares of beneficial interest issued and outstanding	8,644,758	37,845,311	41,920,748	41,604,996	3,256,354
Net asset value, offering and redemption price per share	$10.86	$7.95	$11.92	$10.28	$10.58

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2013

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Investments at value (unaffiliated)*	$160,414,668	$108,201,551	$—	$—	$—	$—
Investments at value (affiliated)*	—	—	119,846,672	694,378,755	397,517,025	330,565,123
Repurchase agreements (cost approximates value)	3,822,000	16,557,000	—	—	—	—
Total investments	164,236,668	124,758,551	119,846,672	694,378,755	397,517,025	330,565,123
Cash	1,521	26,658	41,093	5,015	55,677	—
Foreign cash*	—	1	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	253,709	272,541	13,524	2,552,468	933,799	637,763
Dividends and interest	29,217	30,617	—	—	—	—
Investments sold	4,887,255	—	—	—	—	152,823
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	2,187	3,610	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	169,410,557	125,091,978	119,901,289	696,936,238	398,506,501	331,355,709
LIABILITIES:
Payable for:
Fund shares redeemed	232,739	157,335	447,324	1,283,975	527,024	422,085
Investments purchased	4,864,267	—	41,093	5,015	55,677	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	136,714	103,510	10,160	58,755	33,632	27,950
Service fees — Class 2	4,701	2,384	—	—	—	—
Service fees — Class 3	17,478	11,068	—	—	—	—
Trustees' fees and expenses	2,441	1,494	1,643	9,664	5,556	4,585
Other accrued expenses	70,222	60,082	41,668	92,703	66,133	59,498
Line of credit	—	—	—	—	—	152,823
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	5,328,562	335,873	541,888	1,450,112	688,022	666,941
NET ASSETS	$164,081,995	$124,756,105	$119,359,401	$695,486,126	$397,818,479	$330,688,768
* Cost
Investment securities (unaffiliated)	$135,897,660	$93,337,244	$—	$—	$—	$—
Investments (affiliated)	$—	$—	$99,641,443	$581,004,106	$334,429,661	$282,091,878
Foreign cash	$—	$1	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2013

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$129,037,590	$136,893,387	$136,895,028	$644,801,905	$365,864,038	$287,353,005
Accumulated undistributed net investment income (loss)	—	1,210,528	897,006	8,702,900	5,693,525	5,452,829
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	10,527,397	(28,212,117)	(38,637,862)	(71,393,328)	(36,826,448)	(10,590,311)
Unrealized appreciation (depreciation) on investments	24,517,008	14,864,307	20,205,229	113,374,649	63,087,364	48,473,245
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$164,081,995	$124,756,105	$119,359,401	$695,486,126	$397,818,479	$330,688,768
Class 1 (unlimited shares authorized):
Net assets	$44,125,348	$54,262,570	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,298,199	4,030,421	—	—	—	—
Net asset value, offering and redemption price per share	$10.27	$13.46	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$37,000,092	$18,631,821	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	3,678,054	1,385,823	—	—	—	—
Net asset value, offering and redemption price per share	$10.06	$13.44	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$82,956,555	$51,861,714	$119,359,401	$695,486,126	$397,818,479	$330,688,768
Shares of beneficial interest issued and outstanding	8,341,524	3,869,621	11,027,863	58,935,801	34,082,957	27,601,019
Net asset value, offering and redemption price per share	$9.95	$13.40	$10.82	$11.80	$11.67	$11.98

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

March 31, 2013

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
Investment Income:
Dividends (unaffiliated)	$693,219	$973,629	$543,082	$261,162	$3,084,450
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	583,078	1,597,364	2,163,748	2,258,234	1,985,263
Total investment income*	1,276,297	2,570,993	2,706,830	2,519,396	5,069,713
Expenses:
Investment advisory and management fees	607,602	1,050,693	786,901	670,530	1,461,096
Service Fees:
Class 2	36,634	84,451	77,388	66,312	120,285
Class 3	79,768	133,520	83,022	78,200	172,047
Custodian and accounting fees	207,562	225,294	187,021	185,477	384,156
Reports to shareholders	12,143	21,350	16,152	14,667	29,853
Audit and tax fees	45,383	45,383	45,369	45,369	67,313
Legal fees	7,946	8,126	6,035	6,151	6,896
Trustees' fees and expenses	4,512	8,154	6,454	5,802	11,347
Interest expense	22	72	30	—	—
Other expenses	10,863	12,674	11,291	12,288	17,119
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,012,435	1,589,717	1,219,663	1,084,796	2,270,112
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	(171,894)
Custody credits earned on cash balances	(66)	(88)	(58)	(72)	(111)
Fees paid indirectly (Note 5)	(600)	(719)	(363)	(194)	(12,340)
Net expenses	1,011,769	1,588,910	1,219,242	1,084,530	2,085,767
Net investment income (loss)	264,528	982,083	1,487,588	1,434,866	2,983,946
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,345,411	8,445,685	4,158,668	3,050,011	8,253,531
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	52,615	147,069	214,914	95,128	1,190,295
Net realized foreign exchange gain (loss) on other assets and liabilities	11,127	41,028	48,161	52,074	119,534
Net realized gain (loss) on investments and foreign currencies	5,409,153	8,633,782	4,421,743	3,197,213	9,563,360
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,795,124)	(2,696,827)	376,186	396,928	5,426,757
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	2,761	(4,818)	(4,762)	379	450,199
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(6,485)	(22,747)	(26,485)	(28,648)	(51,613)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(1,010)
Net unrealized gain (loss) on investments and foreign currencies	(1,798,848)	(2,724,392)	344,939	368,659	5,824,333
Net realized and unrealized gain (loss) on investments and foreign currencies	3,610,305	5,909,390	4,766,682	3,565,872	15,387,693
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,874,833	$6,891,473	$6,254,270	$5,000,738	$18,371,639
* Net of foreign withholding taxes on interest and dividends of	$5,530	$7,218	$3,535	$976	$91,395
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$11,840

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

March 31, 2013

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
Investment Income:
Dividends (unaffiliated)	$1,558,198	$4,617,410	$8,859,300	$1,110,147	$4,532,973
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	5,049	5,195	11,575	1,970	521
Total investment income*	1,563,247	4,622,605	8,870,875	1,112,117	4,533,494
Expenses:
Investment advisory and management fees	1,356,297	2,147,059	2,661,364	852,669	1,877,888
Service Fees:
Class 2	93,648	63,113	57,885	43,081	51,125
Class 3	138,077	507,503	610,696	138,271	391,204
Custodian and accounting fees	78,800	143,117	185,309	162,526	207,251
Reports to shareholders	23,447	40,663	49,658	16,204	35,035
Audit and tax fees	33,558	33,558	33,698	35,032	34,155
Legal fees	6,194	8,018	8,906	5,545	7,918
Trustees' fees and expenses	10,473	17,589	22,272	6,483	14,489
Interest expense	—	194	7	77	—
Other expenses	11,549	18,237	20,363	10,323	18,233
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,752,043	2,979,051	3,650,158	1,270,211	2,637,298
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	—
Custody credits earned on cash balances	(3)	(305)	(22)	(9)	(9)
Fees paid indirectly (Note 5)	(1,298)	(4,061)	(1,302)	(949)	(6,543)
Net expenses	1,750,742	2,974,685	3,648,834	1,269,253	2,630,746
Net investment income (loss)	(187,495)	1,647,920	5,222,041	(157,136)	1,902,748
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	16,346,931	13,637,832	16,834,218	4,496,469	14,999,139
Net realized gain (loss) on investments (affiliated)**	—	—	(22)	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	—	76,089	95,405	108,891	108,891
Net realized foreign exchange gain (loss) on other assets and liabilities	(3,921)	(1,820)	(50)	(1,018)	—
Net realized gain (loss) on investments and foreign currencies	16,343,010	13,712,101	16,929,551	4,604,342	15,108,030
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,155,018)	10,755,774	31,413,599	7,409,321	22,097,036
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	163,266	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	(850)	(500)	9,170	9,170
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(196)	19	(219)	238	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(1,155,214)	10,754,943	31,576,146	7,418,729	22,106,206
Net realized and unrealized gain (loss) on investments and foreign currencies	15,187,796	24,467,044	48,505,697	12,023,071	37,214,236
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,000,301	$26,114,964	$53,727,738	$11,865,935	$39,116,984
* Net of foreign withholding taxes on interest and dividends of	$5,619	$19,257	$81,952	$4,063	$2,012
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

March 31, 2013

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
Investment Income:
Dividends (unaffiliated)	$1,637,321	$9,472,348	$65,970	$149	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	450	207	17,251,286	3,728,752	136,336
Total investment income*	1,637,771	9,472,555	17,317,256	3,728,901	136,336
Expenses:
Investment advisory and management fees	1,147,163	3,475,374	4,134,581	2,600,440	251,965
Service Fees:
Class 2	38,865	46,719	84,704	—	25,753
Class 3	224,056	720,360	1,247,015	970,692	91,345
Custodian and accounting fees	187,318	476,522	329,880	131,514	28,657
Reports to shareholders	19,557	55,644	104,212	85,150	9,564
Audit and tax fees	33,990	57,671	48,401	55,085	38,555
Legal fees	7,586	11,919	10,664	22,858	5,096
Trustees' fees and expenses	8,900	24,791	41,667	28,559	3,678
Interest expense	—	285	148	—	—
Other expenses	16,678	23,302	16,234	11,812	10,787
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,684,113	4,892,587	6,017,506	3,906,110	465,400
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	(20,542)
Custody credits earned on cash balances	(10)	(563)	(295)	(106)	(6)
Fees paid indirectly (Note 5)	(2,606)	(31,784)	—	—	—
Net expenses	1,681,497	4,860,240	6,017,211	3,906,004	444,852
Net investment income (loss)	(43,726)	4,612,315	11,300,045	(177,103)	(308,516)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	11,589,370	(368,449)	9,371,020	6,673,420	—
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	146,838	433,167	(198,863)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(387,416)	—	4,344,418	—
Net realized gain (loss) on investments and foreign currencies	11,736,208	(322,698)	9,172,157	11,017,838	—
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,181,239	33,062,168	4,365,502	(311,750)	3,125
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	27,988	(65,918)	(158,308)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(13,940)	(1,301)	1,887,238	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(39,215)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	2,209,227	32,943,095	4,205,893	1,575,488	3,125
Net realized and unrealized gain (loss) on investments and foreign currencies	13,945,435	32,620,397	13,378,050	12,593,326	3,125
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,901,709	$37,232,712	$24,678,095	$12,416,223	$(305,391)
* Net of foreign withholding taxes on interest and dividends of	$73	$738,747	$(3,263)	$2,190	$—
** Net of foreign withholding taxes on capital gains of	$—	$50,038	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

March 31, 2013

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$1,869,078	$2,468,800	$—	$—	$—	$—
Dividends (affiliated)	—	—	950,120	7,440,929	4,759,592	4,449,015
Interest (unaffiliated)	4,007	1,015	—	—	—	—
Total investment income*	1,873,085	2,469,815	950,120	7,440,929	4,759,592	4,449,015
Expenses:
Investment advisory and management fees	1,538,353	971,754	114,586	670,893	383,210	313,849
Service Fees:
Class 2	61,130	28,944	—	—	—	—
Class 3	214,706	128,113	—	—	—	—
Custodian and accounting fees	86,243	69,292	19,468	19,291	19,399	19,415
Reports to shareholders	24,263	15,354	19,799	115,327	67,598	54,525
Audit and tax fees	31,488	31,484	23,422	23,422	23,422	23,422
Legal fees	6,671	9,609	6,667	13,601	10,113	9,188
Trustees' fees and expenses	10,388	6,510	7,405	43,858	25,240	20,759
Interest expense	517	—	1,023	3,423	2,427	1,310
Other expenses	17,943	9,940	9,244	12,383	11,772	9,287
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,991,702	1,271,000	201,614	902,198	543,181	451,755
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	—	—
Custody credits earned on cash balances	(610)	(10)	—	(8)	(5)	(15)
Fees paid indirectly (Note 5)	(9,852)	(11,581)	—	—	—	—
Net expenses	1,981,240	1,259,409	201,614	902,190	543,176	451,740
Net investment income (loss)	(108,155)	1,210,406	748,506	6,538,739	4,216,416	3,997,275
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	11,473,551	6,770,100	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	—	1,094,009	3,299,957	3,435,036	3,670,785
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	963,666	6,074,295	3,695,139	3,267,480
Net realized gain (loss) on futures contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	61	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	11,473,551	6,770,161	2,057,675	9,374,252	7,130,175	6,938,265
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(6,013,835)	4,198,598	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	8,470,706	43,528,480	20,334,768	13,669,005
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(6,013,835)	4,198,598	8,470,706	43,528,480	20,334,768	13,669,005
Net realized and unrealized gain (loss) on investments and foreign currencies	5,459,716	10,968,759	10,528,381	52,902,732	27,464,943	20,607,270
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,351,561	$12,179,165	$11,276,887	$59,441,471	$31,681,359	$24,604,545
* Net of foreign withholding taxes on interest and dividends of	$9,771	$10,556	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$264,528	$288,724	$982,083	$1,301,212	$1,487,588	$2,132,441
Net realized gain (loss) on investments and foreign currencies	5,409,153	3,628,321	8,633,782	5,563,682	4,421,743	4,773,974
Net unrealized gain (loss) on investments and foreign currencies	(1,798,848)	(691,420)	(2,724,392)	(557,297)	344,939	(686,543)
Net increase (decrease) in net assets resulting from operations	3,874,833	3,225,625	6,891,473	6,307,597	6,254,270	6,219,872
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(70,945)	(114,813)	(165,614)	(285,220)	(302,626)	(401,572)
Net investment income — Class 2	(100,412)	(198,013)	(576,029)	(1,027,272)	(1,154,289)	(1,685,425)
Net investment income — Class 3	(103,879)	(220,092)	(514,901)	(860,757)	(714,882)	(1,038,341)
Net realized gain on investments — Class 1	—	—	(562,499)	(580,622)	(525,625)	(159,830)
Net realized gain on investments — Class 2	—	—	(2,285,976)	(2,337,028)	(2,153,279)	(710,707)
Net realized gain on investments — Class 3	—	—	(2,232,365)	(2,072,405)	(1,397,528)	(453,956)
Total distributions to shareholders	(275,236)	(532,918)	(6,337,384)	(7,163,304)	(6,248,229)	(4,449,831)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(10,172,257)	(15,082,716)	(13,553,950)	(23,924,382)	(8,328,326)	(18,050,019)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,572,660)	(12,390,009)	(12,999,861)	(24,780,089)	(8,322,285)	(16,279,978)
NET ASSETS:
Beginning of period	74,250,836	86,640,845	134,222,171	159,002,260	103,042,508	119,322,486
End of period†	$67,678,176	$74,250,836	$121,222,310	$134,222,171	$94,720,223	$103,042,508
† Includes accumulated undistributed net investment income (loss)	$371,695	$258,664	$1,189,658	$1,215,351	$1,677,583	$2,103,916

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,434,866	$2,041,433	$2,983,946	$3,219,576	$(187,495)	$(625,972)
Net realized gain (loss) on investments and foreign currencies	3,197,213	3,937,769	9,563,360	14,725,261	16,343,010	12,354,067
Net unrealized gain (loss) on investments and foreign currencies	368,659	(72,835)	5,824,333	(12,056,310)	(1,155,214)	2,984,801
Net increase (decrease) in net assets resulting from operations	5,000,738	5,906,367	18,371,639	5,888,527	15,000,301	14,712,896
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(275,807)	(422,629)	(508,939)	(530,362)	—	—
Net investment income — Class 2	(988,181)	(1,585,500)	(1,635,228)	(1,760,777)	—	—
Net investment income — Class 3	(681,201)	(1,054,977)	(1,364,922)	(1,385,824)	—	—
Net realized gain on investments — Class 1	(488,584)	(287,284)	—	—	—	—
Net realized gain on investments — Class 2	(1,877,158)	(1,134,753)	—	—	—	—
Net realized gain on investments — Class 3	(1,350,869)	(773,762)	—	—	—	—
Total distributions to shareholders	(5,661,800)	(5,258,905)	(3,509,089)	(3,676,963)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,670,093)	(7,153,806)	(32,565,787)	(29,425,064)	61,696,141	(37,748,180)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,331,155)	(6,506,344)	(17,703,237)	(27,213,500)	76,696,442	(23,035,284)
NET ASSETS:
Beginning of period	92,150,132	98,656,476	185,191,660	212,405,160	147,510,729	170,546,013
End of period†	$83,818,977	$92,150,132	$167,488,423	$185,191,660	$224,207,171	$147,510,729
† Includes accumulated undistributed net investment income (loss)	$1,649,180	$1,878,031	$3,817,271	$3,572,399	$(170,840)	$(198,556)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,647,920	$815,286	$5,222,041	$4,167,907	$(157,136)	$(526,502)
Net realized gain (loss) on investments and foreign currencies	13,712,101	17,490,338	16,929,551	(417,291)	4,604,342	7,896,761
Net unrealized gain (loss) on investments and foreign currencies	10,754,943	2,096,747	31,576,146	1,433,934	7,418,729	(3,864,137)
Net increase (decrease) in net assets resulting from operations	26,114,964	20,402,371	53,727,738	5,184,550	11,865,935	3,506,122
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(148,987)	(21,003)	(967,608)	(71,168)	—	—
Net investment income — Class 2	(147,381)	(137,585)	(458,363)	(563,741)	—	—
Net investment income — Class 3	(525,651)	(467,162)	(2,750,042)	(3,149,783)	—	—
Net realized gain on investments — Class 1	(967,141)	—	—	—	(723,633)	—
Net realized gain on investments — Class 2	(1,425,940)	—	—	—	(1,045,882)	—
Net realized gain on investments — Class 3	(7,137,817)	—	—	—	(2,057,293)	—
Total distributions to shareholders	(10,352,917)	(625,750)	(4,176,013)	(3,784,692)	(3,826,808)	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,208,908)	(44,884,048)	57,792,548	(17,851,715)	2,006,956	(1,270,921)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,553,139	(25,107,427)	107,344,273	(16,451,857)	10,046,083	2,235,201
NET ASSETS:
Beginning of period	280,488,192	305,595,619	311,434,962	327,886,819	105,145,908	102,910,707
End of period†	$291,041,331	$280,488,192	$418,779,235	$311,434,962	$115,191,991	$105,145,908
† Includes accumulated undistributed net investment income (loss)	$1,672,421	$822,020	$5,382,841	$4,176,016	$(330)	$(141,853)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,902,748	$987,896	$(43,726)	$(583,744)	$4,612,315	$5,534,210
Net realized gain (loss) on investments and foreign currencies	15,108,030	7,572,609	11,736,208	9,578,604	(322,698)	(3,406,716)
Net unrealized gain (loss) on investments and foreign currencies	22,106,206	(4,185,524)	2,209,227	(19,354,579)	32,943,095	(24,445,455)
Net increase (decrease) in net assets resulting from operations	39,116,984	4,374,981	13,901,709	(10,359,719)	37,232,712	(22,317,961)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(228,834)	(22,679)	—	—	(1,034,822)	(54,534)
Net investment income — Class 2	(145,023)	(178,696)	—	—	(406,102)	(465,488)
Net investment income — Class 3	(611,073)	(601,575)	—	—	(3,807,676)	(3,139,855)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(984,930)	(802,950)	—	—	(5,248,600)	(3,659,877)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	11,180,658	28,688,318	2,661,479	(63,884,040)	88,384,593	6,786,169
TOTAL INCREASE (DECREASE) IN NET ASSETS	49,312,712	32,260,349	16,563,188	(74,243,759)	120,368,705	(19,191,669)
NET ASSETS:
Beginning of period	209,242,429	176,982,080	130,779,346	205,023,105	317,001,431	336,193,100
End of period†	$258,555,141	$209,242,429	$147,342,534	$130,779,346	$437,370,136	$317,001,431
† Includes accumulated undistributed net investment income (loss)	$1,914,819	$991,099	$(83,683)	$(89,130)	$4,046,610	$4,470,524

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		Cash Management
	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$11,300,045	$12,323,551	$(177,103)	$5,032,080	$(308,516)	$(431,972)
Net realized gain (loss) on investments and foreign currencies	9,172,157	9,832,780	11,017,838	6,201,863	—	573
Net unrealized gain (loss) on investments and foreign currencies	4,205,893	10,336,564	1,575,488	5,178,246	3,125	(3,814)
Net increase (decrease) in net assets resulting from operations	24,678,095	32,492,895	12,416,223	16,412,189	(305,391)	(435,213)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,335,299)	(138,771)	(1,597,034)	—	—	—
Net investment income — Class 2	(1,105,031)	(1,517,147)	—	—	—	—
Net investment income — Class 3	(9,560,487)	(10,641,141)	(10,356,088)	—	—	—
Net realized gain on investments — Class 1	(1,604,772)	(55,349)	—	—	—	—
Net realized gain on investments — Class 2	(823,579)	(640,581)	—	—	—	—
Net realized gain on investments — Class 3	(7,270,241)	(4,666,577)	—	—	—	—
Total distributions to shareholders	(22,699,409)	(17,659,566)	(11,953,122)	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	136,360,007	127,209,445	119,871,810	115,878,713	(17,983,236)	(7,785,210)
TOTAL INCREASE (DECREASE) IN NET ASSETS	138,338,693	142,042,774	120,334,911	132,290,902	(18,288,627)	(8,220,423)
NET ASSETS:
Beginning of period	566,264,876	424,222,102	379,229,108	246,938,206	67,295,241	75,515,664
End of period†	$704,603,569	$566,264,876	$499,564,019	$379,229,108	$49,006,614	$67,295,241
† Includes accumulated undistributed net investment income (loss)	$13,224,632	$13,000,818	$(778,773)	$6,916,482	$(58,151)	$(95,521)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth		Focus Value		Allocation Growth
	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(108,155)	$(542,393)	$1,210,406	$333,824	$748,506	$894,211
Net realized gain (loss) on investments and foreign currencies	11,473,551	5,361,605	6,770,161	899,696	2,057,675	(6,768,053)
Net unrealized gain (loss) on investments and foreign currencies	(6,013,835)	(6,195,670)	4,198,598	(7,813,477)	8,470,706	3,687,499
Net increase (decrease) in net assets resulting from operations	5,351,561	(1,376,458)	12,179,165	(6,579,957)	11,276,887	(2,186,343)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(3,670)	(122,602)	—	—	—
Net investment income — Class 2	—	(44,036)	(66,951)	(287,044)	—	—
Net investment income — Class 3	—	(54,842)	(142,724)	(702,798)	(946,225)	(985,718)
Net realized gain on investments — Class 1	(143,499)	(120,837)	—	—	—	—
Net realized gain on investments — Class 2	(186,285)	(2,195,199)	—	—	—	—
Net realized gain on investments — Class 3	(404,325)	(4,422,057)	—	—	—	—
Total distributions to shareholders	(734,109)	(6,840,641)	(332,277)	(989,842)	(946,225)	(985,718)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	6,406,816	(6,559,490)	28,175,017	2,149,903	(13,797,120)	(11,531,282)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,024,268	(14,776,589)	40,021,905	(5,419,896)	(3,466,458)	(14,703,343)
NET ASSETS:
Beginning of period	153,057,727	167,834,316	84,734,200	90,154,096	122,825,859	137,529,202
End of period†	$164,081,995	$153,057,727	$124,756,105	$84,734,200	$119,359,401	$122,825,859
† Includes accumulated undistributed net investment income (loss)	$—	$(304,621)	$1,210,528	$332,278	$897,006	$946,225

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2013	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$6,538,739	$6,689,647	$4,216,416	$3,733,450	$3,997,275	$3,012,079
Net realized gain (loss) on investments and foreign currencies	9,374,252	(17,647,913)	7,130,175	(6,160,160)	6,938,265	1,809,824
Net unrealized gain (loss) on investments and foreign currencies	43,528,480	18,548,561	20,334,768	11,784,270	13,669,005	8,165,459
Net increase (decrease) in net assets resulting from operations	59,441,471	7,590,295	31,681,359	9,357,560	24,604,545	12,987,362
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—
Net investment income — Class 3	(7,320,468)	(6,723,716)	(4,130,867)	(3,580,973)	(3,360,436)	(3,084,736)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(7,320,468)	(6,723,716)	(4,130,867)	(3,580,973)	(3,360,436)	(3,084,736)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(48,683,385)	23,319,739	(16,983,864)	52,848,019	7,410,804	49,103,026
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,437,618	24,186,318	10,566,628	58,624,606	28,654,913	59,005,652
NET ASSETS:
Beginning of period	692,048,508	667,862,190	387,251,851	328,627,245	302,033,855	243,028,203
End of period†	$695,486,126	$692,048,508	$397,818,479	$387,251,851	$330,688,768	$302,033,855
† Includes accumulated undistributed net investment income (loss)	$8,702,900	$7,320,468	$5,693,525	$4,130,867	$5,452,829	$3,360,436

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies").SunAmerica Asset Management Corp. ("SAAMCo" or "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, American General Life Insurance Company, is the parent company to SAAMCo.

The Trust currently consists of 21 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future as referenced in the Trust's registration statement. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fifteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, primarily through a strategic allocation of approximately 80% (with a range of 65-95%)of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

The Cash Management Portfolio seeks current income while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified with the exception of Focus Growth Portfolio and Focused Value Portfolio which are non-diversified (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The five Managers of the Multi-Managed Seasons Portfolios are J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), Janus Capital Management LLC ("Janus"), Lord, Abbett & Company LLC ("Lord Abbett"), PineBridge Investments LLC ("PineBridge") and Wellington Management Company, LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component J.P. Morgan	Growth component Janus	Balanced component Lord Abbett/ PineBridge	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management, Real Return and Stock Portfolios (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Real Return Portfolio) will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, PineBridge, with a portion actively managed and another passively managed and 25% each to the two other Managers.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios' net assets as of March 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees ("the Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, such securities and futures are generally categorized as Level 2.

On March 29, 2013, the NYSE was closed for Good Friday, however, certain foreign markets were open. As a result, the Portfolios' priced securities that traded on the open foreign markets at the closing price of the applicable market and the remaining securities were valued at their applicable closing or fair value prices on March 28, 2013, the last day in the reporting period that the Portfolios were open.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward Foreign Currency Contracts ("Forward Contracts") are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolio, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

The following tables represent the value of derivatives held as of March 31, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ending March 31, 2013:

	Multi-Managed Growth Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$640	Variation margin on futures contracts	$—
Interest rate contracts(2)(4)	Variation margin on futures contracts	226	Variation margin on futures contracts	1,266
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	5,269	foreign currency contracts	992
		$6,135		$2,258

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$11,229	$4,777
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	41,386	(2,016)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	11,902	(6,480)
		$64,517	$(3,719)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $99,306 and $1,740,921, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $774,954.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $6,267 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$1,038	Variation margin on futures contracts	$—
Interest rate contracts(2)(4)	Variation margin on futures contracts	973	Variation margin on futures contracts	4,695
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	17,368	foreign currency contracts	3,269
		$19,379		$7,964

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$27,181	$9,402
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	119,888	(14,220)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	42,014	(22,698)
		$189,083	$(27,516)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $182,965 and $6,601,987, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $2,584,270.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,019 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$1,396	Variation margin on futures contracts	$7,390
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	20,815	foreign currency contracts	3,923
		$22,211		$11,313

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$214,914	$(4,762)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	49,280	(26,460)
		$264,194	$(31,222)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $7,629,565.

(3)  The average notional amount outstanding for forward foreign currency contracts was $3,075,545.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,096 as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$1,356	Variation margin on futures contracts	$5,258
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	21,075	foreign currency contracts	3,888
		$22,431		$9,146

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$95,128	$379
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	52,352	(28,591)
		$147,480	$(28,212)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $9,990,586.

(3)  The average notional amount outstanding for forward foreign currency contracts was $3,229,419.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(1,829) as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(5)	Unrealized appreciation on swap contracts	$386,312	Unrealized depreciation on swap contracts	$239,301
	Variation margin on futures contracts	198,526	Variation margin on futures contracts	117,936
Interest rate contracts(3)(5)	Variation margin on futures contracts	38,500	Variation margin on futures contracts	22,424
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	163,777	foreign currency contracts	198,220
		$787,115		$577,881

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciations (depreciation) on futures contracts and swap contracts	$1,128,749	$157,458
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	61,546	292,741
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	74,932	(52,030)
		$1,265,227	$397,067

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and swap contracts were $60,598,575 and $16,488,450, respectively.

(3)  The average value outstanding for interest rate futures was $42,502,269.

(4)  The average notional amount outstanding for forward currency contracts was $36,560,643.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $793,871 as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$3,900	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$76,089	$(850)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $765,442.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $8,330 as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$3,400	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$95,405	$(500)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $650,408.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,780 as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$4,970	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$108,891	$9,170

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $705,209.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $11,748 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$4,970	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$108,891	$9,170

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $705,209.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $11,748 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$4,160	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$146,838	$27,988

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $999,699.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $33,855 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$36,040	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$433,167	$(65,918)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $7,159,279.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(29,509) as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$14,952	Variation margin on futures contracts	$11,563

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(198,863)	$(158,308)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $16,742,830.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(46,993) as reported in the Portfolio of Investments.

	Real Return Portfolio
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,228,459	Unrealized depreciation on forward foreign currency contracts	$1,534,341

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$4,464,466	$1,912,043

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for forward foreign currency contracts was $187,815,314.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended March 31, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and or gain exposure to certain foreign currencies and to enhance total return. As of March 31, 2013, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the year ended March 31, 2013, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios

used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of March 31, 2013, each of the preceding Portfolios have open futures contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at advantageous times. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At March 31, 2013, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Managed Income/Equity Portfolio and Diversified Fixed Income Portfolio includes amounts set aside for margin requirements for open futures contracts.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements ("equity swaps") for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the year ended March 31, 2013, the Asset Allocation: Diversified Growth Portfolio used equity swap contracts to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return. As of March 31, 2013, the Asset Allocation: Diversified Growth Portfolio had open equity swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements ("Master Agreements") with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio's financial statements.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation- indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements the Trusts' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of March 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.46%	$345,000
Multi-Managed Moderate Growth	1.68	1,260,000
Multi-Managed Income/Equity	1.58	1,185,000
Multi-Managed Income	2.25	1,690,000
Large Cap Value	0.78	585,000
Mid Cap Growth	0.43	325,000
Diversified Fixed Income	0.53	395,000
Real Return	12.00	8,995,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated March 28, 2013, bearing interest at a rate of 0.13% per annum, with a principal amount of $74,945,000, a repurchase price of $74,946,083, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	11/30/15	$15,986,000	$16,502,508
U.S. Treasury Notes	0.25	12/15/14	60,049,000	60,110,850

As of March 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.47%	$585,000
Multi-Managed Moderate Growth	1.69	2,120,000
Multi-Managed Income/Equity	1.59	1,990,000
Multi-Managed Income	2.27	2,840,000
Large Cap Value	0.79	990,000
Mid Cap Growth	0.44	550,000
Diversified Fixed Income	0.54	675,000
Real Return	11.98	15,010,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc, dated March 28, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $125,247,000, a repurchase price of $125,249,087, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	08/31/17	$127,485,000	$127,507,947

As of March 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.46%	$345,000
Multi-Managed Moderate Growth	1.68	1,260,000
Multi-Managed Income/Equity	1.58	1,185,000
Multi-Managed Income	2.25	1,690,000
Large Cap Value	0.78	585,000
Mid Cap Growth	0.43	325,000
Diversified Fixed Income	0.53	395,000
Real Return	12.00	8,995,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated March 28, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $74,945,000, a repurchase price of $74,946,249, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	10/31/15	$74,362,100	$76,534,217

As of March 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.44%	$65,000
Multi-Managed Moderate Growth	1.67	250,000
Multi-Managed Income/Equity	1.57	235,000
Multi-Managed Income	2.24	335,000
Large Cap Value	0.77	115,000
Mid Cap Growth	0.44	65,000
Diversified Fixed Income	0.50	75,000
Real Return	12.01	1,795,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated March 28, 2013, bearing interest at a rate of 0.14% per annum, with a principal amount of $14,940,000, a repurchase price of $14,940,232, and a maturity date of April 1, 2013. The repurchase agreement collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	02/28/15	$14,677,000	$15,301,360

As of March 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.46%	$460,000
Multi-Managed Moderate Growth	1.69	1,685,000
Multi-Managed Income/Equity	1.58	1,580,000
Multi-Managed Income	2.26	2,255,000
Large Cap Value	0.78	780,000
Mid Cap Growth	0.44	435,000
Diversified Fixed Income	0.53	525,000
Real Return	12.00	11,995,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated March 28, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $99,965,000, a repurchase price of $99,966,666, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	08/15/14	$96,152,000	$101,997,080

As of March 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Growth	0.28%	$814,000
Large Cap Value	0.36	1,053,000
Mid Cap Growth	0.29	861,000
Mid Cap Value	0.29	854,000
Small Cap	0.19	567,000
Diversified Fixed Income	7.27	21,348,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 28, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $293,509,000, a repurchase price of $293,509,326, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	03/31/14	$140,570,000	$143,987,116
U.S. Treasury Notes	2.13	02/29/16	15,435,000	16,245,338
U.S. Treasury Notes	1.50	06/30/16	8,955,000	9,300,708
U.S. Treasury Notes	2.13	08/15/21	50,645,000	53,050,638
U.S. Treasury Notes	0.25	01/31/14	4,685,000	4,690,655
U.S. Treasury Notes	0.25	08/15/15	11,400,000	11,385,750
U.S. Treasury Notes	0.38	11/15/15	15,560,000	15,603,319
U.S. Treasury Notes	0.63	11/30/17	45,120,000	45,120,000

As of March 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.46%	$390,000
Multi-Managed Moderate Growth	1.68	1,430,000
Multi-Managed Income/Equity	1.58	1,340,000
Multi-Managed Income	2.26	1,915,000
Large Cap Value	0.78	660,000
Mid Cap Growth	0.44	370,000
Diversified Fixed Income	0.52	445,000
Real Return	12.00	10,185,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 28, 2013, bearing interest at a rate of 0.14% per annum, with a principal amount of $84,875,000, a repurchase price of $84,876,320, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.25%	12/15/15	$87,045,300	$86,917,343

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets. A rapid rate of principal payment may have a material adverse effect on a Portfolio's yield

Mortgage-Backed Dollar Rolls: During the year ended March 31, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended March 31, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $93,699, $297,848, $366,791, $432,944, $72,207 and $(16,546) respectively.

When-Issued Securities and Forward Commitments: The Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended March 31, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios purchased and/or sold when-issued securities and/or forward commitments.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Interest earned on cash balances held at the custodian is shown as custody credits on the Statement of Operations.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011 or expected to be taken in each Portfolios' 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

New Accounting Pronouncements: In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

In May 2011 the FASB issued ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" which was subsequently clarified in FASB ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%

Portfolio	Assets	Management Fees
Multi-Managed Moderate Growth	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
International Equity	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return	0-$500 million	0.60%
	>$500 million	0.55%
Cash Management(2)	0-$100 million	0.475%
	>$100 million	0.45%
	>$500 million	0.425%
	>$1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Focus Value	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth, Allocation Moderate Growth, Allocation Moderate, Allocation Balanced	>0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ended March 31, 2013, the amount of advisory fees waived was $171,894.

(2)  The Adviser shall be paid a composite fee based on the aggregate assets it manages for both Seasons Series Trust and SunAmerica Series Trust Cash Management Portfolios.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus J.P. Morgan* Lord Abbett PineBridge WMC
Multi-Managed Moderate Growth	Janus J.P. Morgan* Lord Abbett PineBridge WMC
Multi-Managed Income/Equity	Janus
Lord Abbett
PineBridge
WMC
Multi-Managed Income	Janus
Lord Abbett
PineBridge
WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P.
Janus
SAAMCo
Large Cap Value	SAAMCo
T. Rowe Price
WMC
Mid Cap Growth	SAAMCo
T. Rowe Price
WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P.
Lord Abbett
SAAMCo
Small Cap	ClearBridge Advisors, LLC ("ClearBridge")
J.P. Morgan*
SAAMCo
International Equity	Janus
Lord Abbett
PineBridge
Diversified Fixed Income	PineBridge
SAAMCo
WMC
Real Return	WMC
Cash Management	BofA Advisors, LLC
Focus Growth**	Janus
Marsico Capital Management, LLC ("Marsico")
Focus Value	Northern Trust Investments, N.A.
Third Avenue Management, LLC
J.P. Morgan
Allocation Growth	Ibbotson Associates Advisors, Inc.
Allocation Moderate Growth	Ibbotson Associates Advisors, Inc.

Portfolio	Subadviser
Allocation Moderate	Ibbotson Associates Advisors, Inc.
Allocation Balanced	Ibbotson Associates Advisors, Inc.

*  Effective January 14, 2013, J.P. Morgan Investment Management, Inc. assumed subadvisory responsibilities for a portion of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio and Small Cap Portfolio.

**  Effective November 19, 2012, SAAMCo no longer directly managed a portion of the Focus Growth Portfolio. SAAMCo continues to be the adviser for the Focus Growth Portfolio.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets. Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3
Cash Management(a)	0.45%	0.60%	0.70%
Small Cap	1.15	1.30	1.40
International Equity	1.30	1.45	1.55
Focus Growth	1.30	1.45	1.55
Focus Value	1.30	1.45	1.55
Allocation Balanced	N/A	N/A	0.35

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the period ended March 31, 2013, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Cash Management(a)	$20,542

For the period ended March 31, 2013, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	March 31, 2013	March 31, 2014	March 31, 2015
Cash Management(a)	$—	$—	$20,542

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2013, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, late year ordinary losses, investments in passive foreign investment companies, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities, inflation securities and derivative transactions.

(a)  Effective January 1, 2013.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2013
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$382,182	$1,682,420	$11,449,328	$275,236	$—
Multi-Managed Moderate Growth	2,199,770	6,800,471	16,551,249	1,256,545	5,080,839
Multi-Managed Income/Equity	2,791,248	3,058,422	10,027,670	2,579,020	3,669,209
Multi-Managed Income	2,697,284	1,968,285	6,132,538	2,438,713	3,223,087
Asset Allocation: Diversified Growth	4,052,267	(17,016,087)	19,263,720	3,509,089	—
Stock	—	11,970,513	49,323,760	—	—
Large Cap Growth	2,149,486	12,210,164	71,836,190	822,019	9,530,898
Large Cap Value	5,382,838	(25,379,951)	55,800,500	4,176,013	—
Mid Cap Growth	747,302	3,186,686	26,520,854	—	3,826,808
Mid Cap Value	1,915,895	(10,540,278)	45,027,486	984,930	—
Small Cap	—	(5,922,846)	23,939,362	—	—
International Equity	5,373,233	(100,682,063)	34,416,096	5,248,600	—
Diversified Fixed Income	18,168,618	2,668,849	25,100,702	20,746,954	1,952,455
Real Return	4,807,006	(811,943)	16,369,278	11,953,122	—
Cash Management	—	(2,233,742)	(7,182)	—	—
Focus Growth	409,888	11,437,296	23,197,220	—	734,109
Focus Value	1,210,527	(27,899,229)	14,551,417	332,277	—
Allocation Growth	897,006	(25,786,786)	7,354,152	946,225	—
Allocation Moderate Growth	8,702,900	(39,346,472)	81,327,792	7,320,468	—
Allocation Moderate	5,693,525	(11,221,443)	37,482,359	4,130,867	—
Allocation Balanced	5,452,829	1,918,672	35,964,262	3,360,436	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2012
	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$532,918	$—
Multi-Managed Moderate Growth	2,173,249	4,990,055
Multi-Managed Income/Equity	3,125,338	1,324,493
Multi-Managed Income	3,253,940	2,004,965
Asset Allocation: Diversified Growth	3,676,963	—
Stock	—	—
Large Cap Growth	625,750	—
Large Cap Value	3,784,692	—
Mid Cap Growth	—	—
Mid Cap Value	802,950	—
Small Cap	—	—
International Equity	3,659,877	—
Diversified Fixed Income	14,138,667	3,520,899
Real Return	—	—
Cash Management	—	—
Focus Growth	102,548	6,738,093
Focus Value	989,842	—
Allocation Growth	985,718	—
Allocation Moderate Growth	6,723,716	—
Allocation Moderate	3,580,973	—
Allocation Balanced	3,084,736	—

As of March, 2013, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward †				Unlimited †
	2016	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	17,016,087	—	—	—
Stock	—	—	—	—	—	—
Large Cap Growth	—	—	—	—	—	—
Large Cap Value	—	—	25,379,951	—	—	—
Mid Cap Growth	—	—	—	—	—	—
Mid Cap Value	—	—	10,540,278	—	—	—
Small Cap	—	4,952,519	970,327	—	—	—
International Equity	—	34,454,353	60,270,506	—	5,957,204	—
Diversified Fixed Income	—	—	—	—	—	—
Real Return	—	—	280,515	531,428	—	—
Cash Management	160,999	960,064	10,607	20	—	1,102,052
Focus Growth	—	—	—	—	—	—
Focus Value	—	1,298,875	26,600,354	—	—	—
Allocation Growth	—	1,037,877	9,582,828	11,231,621	121,066	3,813,394
Allocation Moderate Growth	—	—	20,361,890	17,655,131	—	1,329,451
Allocation Moderate	—	—	4,294,715	6,926,728	—	—
Allocation Balanced	—	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolios indicated below utilized capital loss carryforwards which offset net taxable gains in the year ended March 31, 2013.

Portfolio	Capital Loss Carryforward Utilized
Multi-Managed Growth	$2,448,784
Multi-Managed Moderate Growth	—
Multi-Managed Income/Equity	—
Multi-Managed Income	—
Asset Allocation: Diversified Growth	6,704,526
Stock	3,006,757
Large Cap Growth	—
Large Cap Value	15,200,199
Mid Cap Growth	—
Mid Cap Value	14,738,985
Small Cap	9,383,215
International Equity	—
Diversified Fixed Income	—
Real Return	6,004,583
Cash Management	—
Focus Growth	—
Focus Value	6,878,607
Allocation Growth	2,082,601

Portfolio	Capital Loss Carryforward Utilized
Allocation Moderate Growth	$8,253,915
Allocation Moderate	5,514,497
Allocation Balanced	3,191,749

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2013, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	170,840	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	64,787	—	—
International Equity	—	—	—
Diversified Fixed Income	—	—	—
Real Return	—	—	—
Cash Management	58,151	—	—
Focus Growth	—	—	—
Focus Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

For the fiscal year ended March 31, 2013, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, inflation securities, Fair Fund settlements, distributions from underlying funds, principal paydown adjustments, investments in partnerships, investments in regulated investment companies and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$123,739	$(123,739)	$—
Multi-Managed Moderate Growth	248,768	(248,768)	—
Multi-Managed Income/Equity	257,876	(257,876)	—
Multi-Managed Income	281,472	(281,472)	—
Asset Allocation: Diversified Growth	770,015	(771,220)	1,205
Stock	215,211	(584)	(214,627)
Large Cap Growth	24,500	(24,500)	—
Large Cap Value	160,797	(160,797)	—
Mid Cap Growth	298,659	(298,659)	—
Mid Cap Value	5,902	(5,902)	—
Small Cap	49,173	—	(49,173)
International Equity	212,371	(212,371)	—
Diversified Fixed Income	1,924,586	(1,924,586)	—

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Real Return	$4,434,970	$(5,017,621)	$582,651
Cash Management	345,886	—	(345,886)
Focus Growth	412,776	(412,776)	—
Focus Value	121	(121)	—
Allocation Growth	148,500	(148,500)	—
Allocation Moderate Growth	2,164,161	(2,164,161)	—
Allocation Moderate	1,477,109	(1,477,109)	—
Allocation Balanced	1,455,554	(1,455,554)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$13,121,894	$(1,672,752)	$11,449,142	$58,451,007
Multi-Managed Moderate Growth	19,031,647	(2,474,999)	16,556,648	112,623,035
Multi-Managed Income/Equity	11,360,550	(1,327,439)	10,033,111	91,414,680
Multi-Managed Income	6,795,898	(654,894)	6,141,004	87,322,279
Asset Allocation: Diversified Growth	23,252,481	(4,146,888)	19,105,593	149,071,389
Stock	51,369,965	(2,045,999)	49,323,966	175,670,866
Large Cap Growth	74,935,422	(3,099,471)	71,835,951	219,150,523
Large Cap Value	75,851,819	(20,051,100)	55,800,719	364,147,820
Mid Cap Growth	29,618,882	(3,098,282)	26,520,600	89,205,827
Mid Cap Value	47,521,836	(2,494,350)	45,027,486	212,835,040
Small Cap	28,096,179	(4,156,817)	23,939,362	124,171,575
International Equity	58,623,436	(24,045,459)	34,577,977	400,407,161
Diversified Fixed Income	26,723,452	(1,623,042)	25,100,410	699,167,362
Real Return	16,887,320	(501,846)	16,385,474	460,847,402
Cash Management	1,578	(8,760)	(7,182)	49,216,147
Focus Growth	26,268,125	(3,070,905)	23,197,220	141,039,448
Focus Value	16,428,296	(1,876,879)	14,551,417	110,207,134
Allocation Growth	21,814,396	(14,460,244)	7,354,152	112,492,520
Allocation Moderate Growth	113,374,649	(32,046,857)	81,327,792	613,050,963
Allocation Moderate	63,087,364	(25,605,005)	37,482,359	360,034,666
Allocation Balanced	48,473,245	(12,508,983)	35,964,262	294,600,861

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended March 31, 2013, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$600
Multi-Managed Moderate Growth	719
Multi-Managed Income/Equity	363
Multi-Managed Income	194
Asset Allocation:Diversified Growth	12,340
Stock	1,298
Large Cap Growth	4,061
Large Cap Value	1,302
Mid Cap Growth	949
Mid Cap Value	6,543
Small Cap	2,606
International Equity	31,784
Focus Growth	9,852
Focus Value	11,581

Note 6.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2013 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$49,790,096	$59,639,572	$6,666,535	$6,742,484
Multi-Managed Moderate Growth	87,742,417	103,591,944	22,257,360	21,474,121
Multi-Managed Income/Equity	34,692,787	45,332,963	23,307,809	18,346,268
Multi-Managed Income	27,841,216	35,901,200	21,040,660	22,036,511
Asset Allocation: Diversified Growth	84,441,755	110,356,642	20,614,087	21,121,667
Stock	117,378,958	55,672,792	—	—
Large Cap Growth	81,311,704	103,392,069	—	—
Large Cap Value	156,650,496	102,412,531	—	—
Mid Cap Growth	60,192,717	63,730,554	—	—
Mid Cap Value	148,691,175	135,805,669	—	—
Small Cap	156,740,004	151,527,588	105,071	—
International Equity	261,639,980	179,196,310	—	—
Diversified Fixed Income	362,588,036	320,008,373	266,846,423	191,395,632
Real Return	215,311,744	196,540,121	211,352,564	144,191,392
Cash Management	—	—	—	—
Focus Growth	226,100,700	224,333,670	—	—
Focus Value	71,073,836	49,422,529	—	—
Allocation Growth	8,507,587	23,544,251	—	—
Allocation Moderate Growth	36,584,979	94,317,314	—	—
Allocation Moderate	25,770,137	47,705,599	—	—
Allocation Balanced	35,682,576	32,007,897	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,064	$409,161	17,884	$282,366	53,375	$905,018	50,761	$791,322
Reinvested dividends	4,272	70,945	7,592	114,813	6,049	100,412	13,105	198,013
Shares redeemed	(109,399)	(1,823,066)	(185,151)	(2,867,468)	(361,119)	(6,034,288)	(474,868)	(7,416,274)
Net increase (decrease)	(81,063)	$(1,342,960)	(159,675)	$(2,470,289)	(301,695)	$(5,028,858)	(411,002)	$(6,426,939)
	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	122,737	$2,084,248	140,664	$2,200,326
Reinvested dividends	6,267	103,879	14,587	220,092
Shares redeemed	(357,473)	(5,988,566)	(551,609)	(8,605,906)
Net increase (decrease)	(228,469)	$(3,800,439)	(396,358)	$(6,185,488)

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	38,354	$552,383	29,978	$415,937	221,346	$3,147,356	217,920	$3,048,599
Reinvested dividends	53,313	728,113	65,890	865,842	209,777	2,862,005	256,354	3,364,300
Shares redeemed	(239,660)	(3,394,010)	(270,096)	(3,745,609)	(997,115)	(14,114,732)	(1,379,616)	(19,290,729)
Net increase (decrease)	(147,993)	$(2,113,514)	(174,228)	$(2,463,830)	(565,992)	$(8,105,371)	(905,342)	$(12,877,830)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	379,010	$5,338,895	297,684	$4,159,597
Reinvested dividends	201,697	2,747,266	223,830	2,933,162
Shares redeemed	(807,025)	(11,421,226)	(1,120,095)	(15,675,481)
Net increase (decrease)	(226,318)	$(3,335,065)	(598,581)	$(8,582,722)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	66,130	$847,257	49,474	$617,106	395,005	$5,046,027	304,781	$3,784,060
Reinvested dividends	67,034	828,251	47,151	561,402	268,046	3,307,568	201,531	2,396,132
Shares redeemed	(140,404)	(1,789,521)	(238,603)	(2,966,912)	(1,056,582)	(13,452,606)	(1,314,985)	(16,339,895)
Net increase (decrease)	(7,240)	$(114,013)	(141,978)	$(1,788,404)	(393,531)	$(5,099,011)	(808,673)	$(10,159,703)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	242,492	$3,095,597	244,280	$3,031,799
Reinvested dividends	171,428	2,112,410	125,682	1,492,297
Shares redeemed	(655,027)	(8,323,309)	(856,023)	(10,626,008)
Net increase (decrease)	(241,107)	$(3,115,302)	(486,061)	$(6,101,912)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	96,091	$1,212,528	74,584	$926,666	354,615	$4,457,543	478,108	$5,961,353
Reinvested dividends	62,550	764,391	59,441	709,913	234,825	2,865,339	228,126	2,720,253
Shares redeemed	(182,705)	(2,327,164)	(265,642)	(3,340,306)	(924,973)	(11,678,412)	(1,045,408)	(13,107,519)
Net increase (decrease)	(24,064)	$(350,245)	(131,617)	$(1,703,727)	(335,533)	$(4,355,530)	(339,174)	$(4,425,913)

	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	416,971	$5,273,164	867,695	$10,866,596
Reinvested dividends	166,814	2,032,070	153,596	1,828,739
Shares redeemed	(814,983)	(10,269,552)	(1,092,785)	(13,719,501)
Net increase (decrease)	(231,198)	$(2,964,318)	(71,494)	$(1,024,166)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	105,079	$1,067,506	152,870	$1,401,566	489,867	$4,998,271	787,397	$7,312,339
Reinvested dividends	49,201	508,939	57,375	530,362	158,108	1,635,228	190,556	1,760,777
Shares redeemed	(505,456)	(5,256,164)	(596,146)	(5,711,860)	(2,290,545)	(23,799,177)	(2,554,388)	(24,639,228)
Net increase (decrease)	(351,176)	$(3,679,719)	(385,901)	$(3,779,932)	(1,642,570)	$(17,165,678)	(1,576,435)	$(15,566,112)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	596,382	$6,071,887	1,068,208	$10,070,284
Reinvested dividends	132,165	1,364,922	150,187	1,385,824
Shares redeemed	(1,839,210)	(19,157,199)	(2,236,683)	(21,535,128)
Net increase (decrease)	(1,110,663)	$(11,720,390)	(1,018,288)	$(10,079,020)
	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,852,116	$84,155,360	50,350	$751,941	292,637	$4,926,140	289,214	$4,307,847
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(205,116)	(3,530,197)	(368,880)	(5,687,852)	(961,482)	(16,390,966)	(1,516,960)	(23,281,294)
Net increase (decrease)	4,647,000	$80,625,163	(318,530)	$(4,935,911)	(668,845)	$(11,464,826)	(1,227,746)	$(18,973,447)
	Stock Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	335,467	$5,611,684	431,395	$6,426,902
Reinvested dividends	—	—	—	—
Shares redeemed	(767,852)	(13,075,880)	(1,329,313)	(20,265,724)
Net increase (decrease)	(432,385)	$(7,464,196)	(897,918)	$(13,838,822)

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,228,221	$35,554,786	370,139	$3,942,667	181,173	$1,997,860	188,456	$1,799,855
Reinvested dividends	103,831	1,116,128	2,170	21,003	148,316	1,573,321	14,398	137,585
Shares redeemed	(681,087)	(7,382,214)	(139,109)	(1,363,903)	(1,001,608)	(10,896,659)	(1,684,316)	(16,321,556)
Net increase (decrease)	2,650,965	$29,288,700	233,200	$2,599,767	(672,119)	$(7,325,478)	(1,481,462)	$(14,384,116)
	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	376,260	$4,020,739	4,994,028	$47,012,387
Reinvested dividends	727,167	7,663,468	49,200	467,162
Shares redeemed	(3,580,171)	(38,856,337)	(8,839,458)	(80,579,248)
Net increase (decrease)	(2,476,744)	$(27,172,130)	(3,796,230)	$(33,099,699)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,650,548	$93,584,681	694,497	$8,106,265	94,329	$1,180,747	238,206	$2,632,055
Reinvested dividends	79,984	967,608	6,723	71,168	37,919	458,363	53,307	563,741
Shares redeemed	(133,519)	(1,591,872)	(152,777)	(1,670,411)	(727,519)	(8,850,690)	(1,117,913)	(12,191,476)
Net increase (decrease)	7,597,013	$92,960,417	548,443	$6,507,022	(595,271)	$(7,211,580)	(826,400)	$(8,995,680)
	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	638,122	$7,415,703	3,121,399	$33,128,521
Reinvested dividends	227,771	2,750,042	298,152	3,149,783
Shares redeemed	(3,104,904)	(38,122,034)	(5,088,901)	(51,641,361)
Net increase (decrease)	(2,239,011)	$(27,956,289)	(1,669,350)	$(15,363,057)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,671,955	$21,692,306	193,294	$2,485,879	96,654	$1,234,320	191,322	$2,257,404
Reinvested dividends	57,850	723,633	—	—	85,742	1,045,882	—	—
Shares redeemed	(155,561)	(2,024,116)	(114,798)	(1,400,031)	(660,078)	(8,333,816)	(937,418)	(11,162,067)
Net increase (decrease)	1,574,244	$20,391,823	78,496	$1,085,848	(477,682)	$(6,053,614)	(746,096)	$(8,904,663)

	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	110,097	$1,366,276	2,145,647	$22,723,930
Reinvested dividends	170,991	2,057,293	—	—
Shares redeemed	(1,255,396)	(15,754,822)	(1,363,700)	(16,176,036)
Net increase (decrease)	(974,308)	$(12,331,253)	781,947	$6,547,894
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,943,813	$43,236,485	423,826	$5,958,426	96,045	$1,458,815	128,582	$1,674,264
Reinvested dividends	15,637	228,834	1,770	22,679	9,927	145,023	13,977	178,696
Shares redeemed	(70,670)	(1,022,546)	(118,860)	(1,599,582)	(577,178)	(8,384,622)	(864,474)	(11,576,137)
Net increase (decrease)	2,888,780	$42,442,773	306,736	$4,381,523	(471,206)	$(6,780,784)	(721,915)	$(9,723,177)
	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	294,026	$4,119,446	3,687,343	$46,043,067
Reinvested dividends	41,914	611,073	47,125	601,575
Shares redeemed	(1,964,440)	(29,211,850)	(955,540)	(12,614,670)
Net increase (decrease)	(1,628,500)	$(24,481,331)	2,778,928	$34,029,972
	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,533,262	$24,798,053	389,723	$3,891,064	94,902	$947,657	267,488	$2,388,033
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(687,673)	(6,553,896)	(85,980)	(816,090)	(652,126)	(6,388,488)	(980,496)	(9,041,824)
Net increase (decrease)	1,845,589	$18,244,157	303,743	$3,074,974	(557,224)	$(5,440,831)	(713,008)	$(6,653,791)
	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	392,468	$3,707,271	1,135,867	$9,993,987
Reinvested dividends	—	—	—	—
Shares redeemed	(1,405,689)	(13,849,118)	(8,048,124)	(70,299,210)
Net increase (decrease)	(1,013,221)	$(10,141,847)	(6,912,257)	$(60,305,223)

	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,518,162	$85,071,361	1,298,171	$9,641,262	202,047	$1,518,077	369,900	$2,722,031
Reinvested dividends	138,753	1,034,822	8,018	54,534	54,374	406,102	68,373	465,488
Shares redeemed	(144,830)	(1,068,758)	(160,430)	(1,213,195)	(1,114,810)	(8,146,966)	(1,543,487)	(11,623,837)
Net increase (decrease)	11,512,085	$85,037,425	1,145,759	$8,482,601	(858,389)	$(6,222,787)	(1,105,214)	$(8,436,318)
	International Equity Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	6,154,615	$43,175,052	6,287,071	$45,105,784
Reinvested dividends	511,320	3,807,676	462,220	3,139,855
Shares redeemed	(5,026,824)	(37,412,773)	(5,745,436)	(41,505,753)
Net increase (decrease)	1,639,111	$9,569,955	1,003,855	$6,739,886
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,046,244	$134,436,755	1,326,650	$15,827,289	585,615	$7,127,262	935,064	$11,164,227
Reinvested dividends	327,412	3,940,071	16,574	194,120	160,524	1,928,610	184,541	2,157,728
Shares redeemed	(383,205)	(4,616,390)	(120,602)	(1,435,974)	(1,333,399)	(16,166,895)	(1,929,028)	(22,853,813)
Net increase (decrease)	10,990,451	$133,760,436	1,222,622	$14,585,435	(587,260)	$(7,111,023)	(809,423)	$(9,531,858)
	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	4,629,092	$55,546,859	14,759,819	$175,783,455
Reinvested dividends	1,406,784	16,830,728	1,313,741	15,307,718
Shares redeemed	(5,167,892)	(62,666,993)	(5,822,479)	(68,935,305)
Net increase (decrease)	867,984	$9,710,594	10,251,081	$122,155,868
	Real Return Portfolio
	Class 1				Class 3
	For the year ended March 31, 2013		For the period January 23, 2012@ through March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,769,387	$80,430,170	751,043	$7,688,844	11,069,583	$114,457,499	19,086,323	$191,645,329
Reinvested dividends	155,120	1,597,034	—	—	1,007,745	10,356,088	—	—
Shares redeemed	(1,707,729)	(17,587,636)	—	—	(6,719,061)	(69,381,345)	(8,322,017)	(83,455,460)
Net increase (decrease)	6,216,778	$64,439,568	751,043	$7,688,844	5,358,267	$55,432,242	10,764,306	$108,189,869

@  Commencement of operations

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	73,025	$782,165	84,535	$908,122	705,900	$7,514,448	2,086,754	$22,339,556
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(160,541)	(1,719,183)	(65,532)	(704,083)	(1,418,633)	(15,103,791)	(2,743,319)	(29,368,431)
Net increase (decrease)	(87,516)	$(937,018)	19,003	$204,039	(712,733)	$(7,589,343)	(656,565)	$(7,028,875)
	Cash Management Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,514,871	$26,665,347	5,212,438	$55,648,388
Reinvested dividends	—	—	—	—
Shares redeemed	(3,404,970)	(36,122,222)	(5,305,807)	(56,608,762)
Net increase (decrease)	(890,099)	$(9,456,875)	(93,369)	$(960,374)
	Focus Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,920,308	$47,750,944	441,535	$4,335,556	159,212	$1,539,984	285,310	$2,757,816
Reinvested dividends	14,867	143,499	13,914	124,507	19,686	186,285	255,077	2,239,235
Shares redeemed	(1,288,390)	(12,593,007)	(89,246)	(852,290)	(1,364,554)	(13,064,465)	(1,775,930)	(17,288,021)
Net increase (decrease)	3,646,785	$35,301,436	366,203	$3,607,773	(1,185,656)	$(11,338,196)	(1,235,543)	$(12,290,970)
	Focus Growth Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	323,825	$3,050,948	2,507,103	$23,360,620
Reinvested dividends	43,207	404,325	515,498	4,476,899
Shares redeemed	(2,197,693)	(21,011,697)	(2,623,667)	(25,713,812)
Net increase (decrease)	(1,830,661)	$(17,556,424)	398,934	$2,123,707
	Focus Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2013		For the period January 23, 2012@ through March 31, 2012		For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,392,351	$42,241,527	641,884	$7,688,845	42,354	$532,021	102,144	$1,162,416
Reinvested dividends	10,022	122,602	—	—	5,478	66,951	26,484	287,044
Shares redeemed	(13,836)	(169,270)	—	—	(457,099)	(5,592,113)	(637,888)	(7,519,574)
Net increase (decrease)	3,388,537	$42,194,859	641,884	$7,688,845	(409,267)	$(4,993,141)	(509,260)	$(6,070,114)

@  Commencement of operations

	Focus Value Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	111,556	$1,322,005	657,068	$7,411,336
Reinvested dividends	11,711	142,724	65,014	702,798
Shares redeemed	(860,214)	(10,491,430)	(646,425)	(7,582,962)
Net increase (decrease)	(736,947)	$(9,026,701)	75,657	$531,172
	Allocation Growth Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	901,706	$9,075,419	1,614,953	$15,002,703
Reinvested dividends	95,294	946,225	110,363	985,718
Shares redeemed	(2,406,474)	(23,818,764)	(2,935,358)	(27,519,703)
Net increase (decrease)	(1,409,474)	$(13,797,120)	(1,210,042)	$(11,531,282)
	Allocation Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	3,861,603	$42,350,251	12,377,567	$129,329,860
Reinvested dividends	663,541	7,320,468	669,335	6,723,716
Shares redeemed	(8,959,058)	(98,354,104)	(10,752,338)	(112,733,837)
Net increase (decrease)	(4,433,914)	$(48,683,385)	2,294,564	$23,319,739
	Allocation Moderate Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	4,178,892	$45,573,656	11,266,128	$117,105,692
Reinvested dividends	375,100	4,130,867	355,127	3,580,973
Shares redeemed	(6,100,823)	(66,688,387)	(6,525,139)	(67,838,646)
Net increase (decrease)	(1,546,831)	$(16,983,864)	5,096,116	$52,848,019
	Allocation Balanced Portfolio
	Class 3
	For the year ended March 31, 2013		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	5,370,839	$60,701,728	9,680,927	$103,530,461
Reinvested dividends	294,442	3,360,436	293,784	3,084,736
Shares redeemed	(4,984,022)	(56,651,360)	(5,348,316)	(57,512,171)
Net increase (decrease)	681,259	$7,410,804	4,626,395	$49,103,026

Note 8.  Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers for the year ended March 31, 2013:

Portfolio	Goldman Sachs & Co.	Goldman Sachs International
Mid Cap Value	$2,042	$3,508

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various Seasons Series Trust Portfolios and securities issued by AIG or an affiliate thereof. For the year ended March 31, 2013, the following portfolios recorded realized gains (losses) on security transactions of AIG and affiliates of AIG as follows:

Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2013
AIG Common Stock	$—	$—	$280,584	$665,142	$5,900	$(22)	$163,266	$1,103,070
Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$19,065	$4,758,111	$278,853	$924,094	$375,632	$(270,857)	$4,217,645
Focus Value Portfolio, Class 3	9,559	—	3,996,379	85,271	851,372	(158,266)	532,495	3,604,507
Large Cap Growth Portfolio, Class 3	46,329	629,095	20,482,514	1,041,210	4,157,187	1,835,269	(866,377)	18,335,429
Large Cap Value Portfolio, Class 3	214,123	—	21,421,778	1,294,709	4,244,278	(156,203)	2,699,502	21,015,508
Mid Cap Growth Portfolio, Class 3	—	129,576	4,419,879	183,438	1,224,842	304,646	(53,868)	3,629,253
Mid Cap Value Portfolio, Class 3	52,097	—	14,569,751	88,918	2,893,488	589,393	1,520,718	13,875,292
Small Cap Portfolio, Class 3	—	—	10,472,813	137,599	1,375,318	683,717	253,752	10,172,563
Diversified Fixed Income Portfolio, Class 3	244,501	185,930	15,108,356	2,678,027	4,203,334	130,414	51	13,713,514
International Equity Portfolio, Class 3	383,511	—	28,175,254	4,633,348	3,670,338	(2,510,593)	4,655,290	31,282,961
	$950,120	$963,666	$123,404,835	$10,421,373	$23,544,251	$1,094,009	$8,470,706	$119,846,672

†  Includes reinvestment of distributions paid.

Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$112,680	$26,753,650	$203,095	$3,185,533	$326,896	$238,265	$24,336,373
Focus Value Portfolio, Class 3	42,298	—	17,192,664	45,321	3,025,435	(775,968)	2,412,752	15,849,334
Large Cap Growth Portfolio, Class 3	196,807	2,672,447	89,472,531	2,897,795	17,053,862	7,326,673	(2,966,923)	79,676,214
Large Cap Value Portfolio, Class 3	1,100,548	—	106,211,018	1,500,546	15,008,988	(700,512)	13,696,099	105,698,163
Mid Cap Growth Portfolio, Class 3	—	579,519	18,023,942	584,799	3,525,642	1,471,572	(380,578)	16,174,093
Mid Cap Value Portfolio, Class 3	250,992	—	67,760,613	250,993	11,170,381	1,419,088	8,863,901	67,124,214
Small Cap Portfolio, Class 3	—	—	39,012,687	186,637	3,192,584	502,675	3,151,191	39,660,606
Diversified Fixed Income Portfolio, Class 3	3,563,234	2,709,649	185,159,675	20,023,177	21,236,912	2,893,671	(1,481,773)	185,357,838
Real Return Portfolio, Class 3	512,204	—	22,037,764	740,439	2,849,685	108,657	(25,451)	20,011,724
International Equity Portfolio, Class 3	1,774,846	—	120,142,885	23,667,401	14,068,292	(9,272,795)	20,020,997	140,490,196
	$7,440,929	$6,074,295	$691,767,429	$50,100,203	$94,317,314	$3,299,957	$43,528,480	$694,378,755
Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$55,689	$13,774,785	$369,391	$2,374,732	$905,981	$(613,571)	$12,061,854
Focus Value Portfolio, Class 3	21,709	—	7,752,098	187,439	783,523	(113,260)	987,510	8,030,264
Large Cap Growth Portfolio, Class 3	110,146	1,495,666	46,815,903	1,881,097	6,781,536	3,042,312	(616,722)	44,341,054
Large Cap Value Portfolio, Class 3	621,539	—	56,806,189	1,922,613	7,174,882	(523,835)	7,851,227	58,881,312
Mid Cap Growth Portfolio, Class 3	—	294,361	8,951,648	379,102	1,729,398	753,325	(199,356)	8,155,321
Mid Cap Value Portfolio, Class 3	120,664	—	30,277,767	1,562,847	5,086,348	539,640	4,467,013	31,760,919
Small Cap Portfolio, Class 3	—	—	15,687,909	1,658,564	2,558,512	1,029,105	546,339	16,363,405
Diversified Fixed Income Portfolio, Class 3	2,432,020	1,849,423	124,728,307	14,283,276	10,489,303	1,182,488	(329,967)	129,374,801
Real Return Portfolio, Class 3	686,907	—	28,948,498	1,815,769	3,499,295	100,027	(2,054)	27,362,945
International Equity Portfolio, Class 3	766,607	—	53,484,848	10,164,770	7,228,070	(3,480,747)	8,244,349	61,185,150
	$4,759,592	$3,695,139	$387,227,952	$34,224,868	$47,705,599	$3,435,036	$20,334,768	$397,517,025

†  Includes reinvestment of distributions paid.

Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$31,252	$6,205,839	$828,279	$587,367	$149,901	$39,771	$6,636,423
Focus Value Portfolio, Class 3	18,370	—	6,008,702	481,457	616,061	52,480	693,366	6,619,944
Large Cap Growth Portfolio, Class 3	92,694	1,258,687	33,884,523	3,243,625	2,334,422	1,063,817	1,011,139	36,868,682
Large Cap Value Portfolio, Class 3	519,934	—	42,522,878	4,152,169	3,895,086	158,150	6,112,836	49,050,947
Mid Cap Growth Portfolio, Class 3	—	155,107	5,970,042	439,498	2,473,679	453,143	(158,862)	4,230,142
Mid Cap Value Portfolio, Class 3	82,705	—	19,645,233	1,439,223	3,281,845	739,120	2,650,464	21,192,195
Small Cap Portfolio, Class 3	—	—	6,097,421	794,970	781,975	182,276	501,436	6,794,128
Diversified Fixed Income Portfolio, Class 3	2,396,531	1,822,434	113,821,963	21,559,461	8,088,571	900,576	(271,875)	127,921,554
Real Return Portfolio, Class 3	860,112	—	36,141,653	4,010,887	5,909,001	192,426	(97,832)	34,338,133
International Equity Portfolio, Class 3	478,669	—	31,535,905	6,449,502	4,039,890	(221,104)	3,188,562	36,912,975
	$4,449,015	$3,267,480	$301,834,159	$43,399,071	$32,007,897	$3,670,785	$13,669,005	$330,565,123

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At March 31, 2013, each Managed Allocation Portfolio held less than 33% of the outstanding shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 65% of the outstanding shares of any underlying Seasons Series Trust Portfolio.

At March 31, 2013, the following Managed Allocation Portfolios and other affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
International Equity Portfolio	Allocation Growth Portfolio	7%
Large Cap Growth Portfolio	Allocation Growth Portfolio	6%
Large Cap Value Portfolio	Allocation Growth Portfolio	5%
Mid Cap Value Portfolio	Allocation Growth Portfolio	5%
Small Cap Portfolio	Allocation Growth Portfolio	7%
Diversified Fixed Income	Allocation Moderate Growth Portfolio	26%
Focus Growth	Allocation Moderate Growth Portfolio	15%
Focus Value	Allocation Moderate Growth Portfolio	13%
International Equity	Allocation Moderate Growth Portfolio	32%
Large Cap Growth	Allocation Moderate Growth Portfolio	27%
Large Cap Value	Allocation Moderate Growth Portfolio	25%
Mid Cap Growth	Allocation Moderate Growth Portfolio	14%
Mid Cap Value	Allocation Moderate Growth Portfolio	26%
Small Cap	Allocation Moderate Growth Portfolio	27%
Diversified Fixed Income	Allocation Moderate Portfolio	18%
Focus Growth	Allocation Moderate Portfolio	7%
Focus Value	Allocation Moderate Portfolio	6%
International Equity	Allocation Moderate Portfolio	14%
Large Cap Growth	Allocation Moderate Portfolio	15%
Large Cap Value	Allocation Moderate Portfolio	14%
Mid Cap Growth	Allocation Moderate Portfolio	7%
Mid Cap Value	Allocation Moderate Portfolio	12%

Portfolio	Holder	Percentage
Real Return	Allocation Moderate Portfolio	5%
Small Cap	Allocation Moderate Portfolio	11%
Diversified Fixed Income	Allocation Balanced Portfolio	18%
Focus Value	Allocation Balanced Portfolio	5%
International Equity	Allocation Balanced Portfolio	8%
Large Cap Growth	Allocation Balanced Portfolio	13%
Large Cap Value	Allocation Balanced Portfolio	12%
Mid Cap Value	Allocation Balanced Portfolio	8%
Real Return	Allocation Balanced Portfolio	7%
Small Cap	Allocation Balanced Portfolio	5%
Stock Portfolio	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	40%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	34%
Focus Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	25%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	22%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	20%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	20%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	19%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	19%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	14%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	13%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	7%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	9%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	5%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	5%

Note 9.  Investment Concentration: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are principal risks of the International Equity Portfolio. At March 31, 2013, the International Equity Portfolio had 18.4% and 15.7% of its net assets invested in equity securities domiciled in Japan and the United Kingdom, respectively.

The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Income/Equity, Multi-Managed Income, and Diversified Fixed Income Portfolios' concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At March 31, 2013, the Portfolios had 20.4%, 24.8%, and 25.8%, respectively, of their total net assets invested in such securities.

Note 10.  Line of Credit: The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus

125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2013, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	6	$22	$93,341	1.44%
Multi-Managed Moderate Growth	5	72	360,903	1.44
Multi-Managed Income/Equity	7	30	108,441	1.44
Large Cap Growth	13	194	376,943	1.42
Large Cap Value	1	7	181,105	1.43
Mid Cap Growth	9	77	217,390	1.42
International Equity	4	285	1,783,876	1.44
Diversified Fixed Income	8	148	464,668	1.43
Focus Growth	28	517	469,189	1.42
Allocation Growth	249	1,023	103,736	1.43
Allocation Moderate Growth	302	3,423	285,922	1.43
Allocation Moderate	191	2,427	319,294	1.43
Allocation Balanced	102	1,310	323,053	1.43

As of March 31, 2013, the following Portfolios had an outstanding borrowing:

Portfolio	Amount
Allocation Balanced	$152,823

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2013, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain\(Loss)
Multi-Managed Income/Equity	$—	$5,350	$350
Stock	27,907	—	—
Large Cap Value	—	29,840	3,234
Mid Cap Value	—	33,239	5,997
Diversified Fixed Income	—	37,450	2,104

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2013, none of the Portfolios participated in this program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/09	$14.18	$0.15	$(3.95)	$(3.80)	$(0.20)	$—	$—	$(0.20)	$10.18	(26.72)%	$14,674	1.15%	1.16%	224%
03/31/10	10.18	0.11	4.46	4.57	(0.25)	—	—	(0.25)	14.50	45.00	16,109	1.20	0.87	101
03/31/11	14.50	0.11	1.61	1.72	(0.12)	—	—	(0.12)	16.10	11.89	14,861	1.24	0.72	90
03/31/12	16.10	0.09	0.76	0.85	(0.15)	—	—	(0.15)	16.80	5.36	12,830	1.29	0.55	67
03/31/13	16.80	0.09	0.97	1.06	(0.10)	—	—	(0.10)	17.76	6.37	12,124	1.31	0.56	85
Multi-Managed Growth Portfolio Class 2
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	—	(0.18)	10.16	(26.82)	33,168	1.30	1.01	224
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89	38,021	1.35	0.71	101
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	—	(0.09)	16.07	11.64	32,548	1.39	0.57	90
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	—	(0.12)	16.78	5.23	27,093	1.44	0.40	67
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	—	(0.07)	17.75	6.24	23,299	1.46	0.41	85
Multi-Managed Growth Portfolio Class 3
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	—	(0.17)	10.15	(26.89)	30,240	1.40	0.92	224
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71	39,937	1.45	0.61	101
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	—	(0.08)	16.04	11.51	39,232	1.49	0.47	90
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	—	(0.10)	16.75	5.14	34,327	1.54	0.30	67
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	—	(0.06)	17.72	6.15	32,255	1.56	0.31	85

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Multi-Managed Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Growth Portfolio Class 2	0.01	0.00	0.01	0.00	0.00
Multi-Managed Growth Portfolio Class 3	0.01	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/09	$13.59	$0.26	$(3.22)	$(2.96)	$(0.37)	$(0.36)	$—	$(0.73)	$9.90	(21.59)%	$18,161	1.01%	2.10%	210%
03/31/10	9.90	0.21	3.65	3.86	(0.41)	—	—	(0.41)	13.35	39.22	20,298	1.04	1.69	97
03/31/11	13.35	0.19	1.16	1.35	(0.25)	—	—	(0.25)	14.45	10.19	18,213	1.06	1.37	90
03/31/12	14.45	0.16	0.59	0.75	(0.27)	(0.55)	—	(0.82)	14.38	5.69	15,621	1.09	1.12	61
03/31/13	14.38	0.14	0.72	0.86	(0.18)	(0.62)	—	(0.80)	14.44	6.28	13,546	1.11	0.97	90
Multi-Managed Moderate Growth Portfolio Class 2
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	—	(0.70)	9.87	(21.81)	79,325	1.16	1.94	210
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04	93,527	1.19	1.54	97
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	—	(0.23)	14.42	10.10	75,501	1.21	1.22	90
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	—	(0.79)	14.35	5.48	62,180	1.24	0.97	61
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	—	(0.78)	14.42	6.17	54,283	1.26	0.82	90
Multi-Managed Moderate Growth Portfolio Class 3
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	—	(0.69)	9.86	(21.87)	52,139	1.26	1.85	210
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96	66,236	1.29	1.43	97
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	—	(0.22)	14.39	9.88	65,288	1.31	1.11	90
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	—	(0.78)	14.33	5.46	56,421	1.34	0.87	61
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	—	(0.76)	14.39	6.01	53,393	1.36	0.72	90

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/09	$12.99	$0.43	$(2.30)	$(1.87)	$(0.62)	$(0.60)	$—	$(1.22)	$9.90	(14.12)%	$15,643	0.99%	3.57%	110%
03/31/10	9.90	0.38	2.53	2.91	(0.67)	(0.07)	—	(0.74)	12.07	29.76	16,530	1.02	3.25	54
03/31/11	12.07	0.31	0.55	0.86	(0.41)	—	—	(0.41)	12.52	7.19	14,049	1.04	2.47	70
03/31/12	12.52	0.27	0.53	0.80	(0.43)	(0.17)	—	(0.60)	12.72	6.67	12,468	1.09	2.18	51
03/31/13	12.72	0.22	0.64	0.86	(0.33)	(0.56)	—	(0.89)	12.69	6.95	12,352	1.09	1.70	60
Multi-Managed Income/Equity Portfolio Class 2
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	—	(1.20)	9.88	(14.23)	67,097	1.14	3.42	110
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53	74,536	1.17	3.10	54
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	—	(0.39)	12.49	7.02	64,537	1.20	2.32	70
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	—	(0.57)	12.69	6.48	55,328	1.24	2.04	51
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	—	(0.86)	12.67	6.86	50,239	1.24	1.55	60
Multi-Managed Income/Equity Portfolio Class 3
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	—	(1.18)	9.86	(14.37)	34,030	1.24	3.33	110
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46	43,187	1.27	2.99	54
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	—	(0.38)	12.47	6.95	40,736	1.30	2.21	70
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	—	(0.56)	12.67	6.37	35,247	1.34	1.94	51
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	—	(0.85)	12.65	6.76	32,130	1.34	1.45	60

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/09	$12.27	$0.49	$(1.49)	$(1.00)	$(0.65)	$(0.32)	$—	$(0.97)	$10.30	(7.88)%	$12,585	0.99%	4.22%	123%
03/31/10	10.30	0.45	2.07	2.52	(0.64)	(0.02)	—	(0.66)	12.16	24.67	15,061	1.03	3.86	45
03/31/11	12.16	0.35	0.36	0.71	(0.37)	—	—	(0.37)	12.50	5.87	13,524	1.05	2.81	74
03/31/12	12.50	0.30	0.52	0.82	(0.47)	(0.32)	—	(0.79)	12.53	6.90	11,911	1.08	2.38	53
03/31/13	12.53	0.23	0.52	0.75	(0.32)	(0.57)	—	(0.89)	12.39	6.09	11,480	1.08	1.81	56
Multi-Managed Income Portfolio Class 2
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	—	(0.95)	10.28	(7.98)	51,085	1.14	4.07	123
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45	59,005	1.18	3.70	45
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	—	(0.35)	12.47	5.72	51,560	1.20	2.65	74
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	—	(0.77)	12.51	6.79	47,469	1.23	2.23	53
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	—	(0.87)	12.37	5.93	42,792	1.23	1.66	56
Multi-Managed Income Portfolio Class 3
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	—	(0.93)	10.27	(8.09)	26,657	1.24	3.98	123
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36	33,118	1.28	3.60	45
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	—	(0.34)	12.45	5.56	33,572	1.30	2.55	74
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	—	(0.76)	12.49	6.71	32,770	1.33	2.12	53
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	—	(0.86)	12.35	5.83	29,548	1.33	1.56	56

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/09	$11.93	$0.21	$(4.16)	$(3.95)	$(0.64)	$(1.02)	$—	$(1.66)	$6.32	(33.40)%		$27,653	1.00%	2.16%	206%
03/31/10	6.32	0.14	2.79	2.93	(0.07)	—	—	(0.07)	9.18	46.38		31,180	1.06	1.72	123
03/31/11	9.18	0.16	1.10	1.26	(0.30)	—	—	(0.30)	10.14	13.94		27,916	1.03	1.70	94
03/31/12	10.14	0.18	0.19	0.37	(0.21)	—	—	(0.21)	10.30	3.93	(3)	24,385	1.04	1.88	89
03/31/13	10.30	0.20	0.99	1.19	(0.24)	—	—	(0.24)	11.25	11.77		22,692	1.05	1.90	67
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	—	(1.64)	6.31	(33.51)		103,279	1.15	2.01	206
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21	1.55	123
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	—	(0.28)	10.12	13.65		102,159	1.18	1.55	94
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	—	(0.20)	10.29	3.84	(3)	87,601	1.19	1.73	89
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	—	(0.22)	11.24	11.58		77,266	1.20	1.75	67
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	—	(1.63)	6.31	(33.48)		64,707	1.26	1.89	206
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31	1.39	123
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	—	(0.28)	10.11	13.71		82,330	1.28	1.44	94
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	—	(0.19)	10.27	3.64	(3)	73,205	1.28	1.63	89
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	—	(0.21)	11.22	11.50		67,530	1.30	1.65	67

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/09	$16.04	$0.04	$(5.54)	$(5.50)	$(0.04)	$(1.49)	$—	$(1.53)	$9.01	(33.88)%	$22,607	0.95%	0.27%	52%
03/31/10	9.01	(0.01)	4.35	4.34	(0.03)	—	—	(0.03)	13.32	48.21	25,427	0.96	(0.07)	52
03/31/11	13.32	(0.03)	2.37	2.34	—	—	—	—	15.66	17.57	22,716	0.96	(0.20)	37
03/31/12	15.66	(0.04)	1.83	1.79	—	—	—	—	17.45	11.43	19,750	0.96	(0.25)	24
03/31/13	17.45	0.02	1.21	1.23	—	—	—	—	18.68	7.05	107,950	0.94	0.11	35
Stock Portfolio Class 2
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	—	(1.50)	8.94	(33.97)	81,944	1.11	0.12	52
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11	(0.22)	52
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	—	15.52	17.40	80,763	1.11	(0.35)	37
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	—	17.26	11.21	68,643	1.11	(0.40)	24
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	—	18.46	6.95	61,041	1.11	(0.15)	35
Stock Portfolio Class 3
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	—	(1.49)	8.91	(34.00)	52,723	1.21	0.02	52
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21	(0.32)	52
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	—	15.44	17.24	67,066	1.21	(0.45)	37
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	—	17.16	11.14	59,118	1.21	(0.50)	24
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	—	18.33	6.82	55,215	1.21	(0.25)	35

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/09	$10.21	$0.01	$(3.74)		$(3.73)	$—	$(0.42)	$—	$(0.42)	$6.06	(36.49)%	$3,801	0.92%	0.16%	54%
03/31/10	6.06	0.03	2.97		3.00	—	—	—	—	9.06	49.50	4,730	0.91	0.33	45
03/31/11	9.06	0.05	0.99	(2)	1.04	(0.03)	—	—	(0.03)	10.07	11.45	5,452	0.90	0.52	29
03/31/12	10.07	0.05	0.97		1.02	(0.05)	—	—	(0.05)	11.04	10.17	8,552	0.90	0.54	52
03/31/13	11.04	0.09	0.98		1.07	(0.06)	(0.39)	—	(0.45)	11.66	10.06	39,935	0.89	0.90	31
Large Cap Growth Portfolio Class 2
03/31/09	10.12	0.00	(3.71)		(3.71)	—	(0.42)	—	(0.42)	5.99	(36.63)	37,914	1.07	0.01	54
03/31/10	5.99	0.01	2.95		2.96	—	—	—	—	8.95	49.42	50,226	1.06	0.18	45
03/31/11	8.95	0.03	0.96	(2)	0.99	(0.01)	—	—	(0.01)	9.93	11.12	56,822	1.05	0.38	29
03/31/12	9.93	0.04	0.95		0.99	(0.03)	—	—	(0.03)	10.89	10.01	46,185	1.05	0.36	52
03/31/13	10.89	0.07	0.97		1.04	(0.04)	(0.39)	—	(0.43)	11.50	9.90	41,043	1.04	0.66	31
Large Cap Growth Portfolio Class 3
03/31/09	10.08	(0.00)	(3.70)		(3.70)	—	(0.42)	—	(0.42)	5.96	(36.67)	143,136	1.17	(0.06)	54
03/31/10	5.96	0.01	2.92		2.93	—	—	—	—	8.89	49.16	218,545	1.16	0.08	45
03/31/11	8.89	0.02	0.96	(2)	0.98	(0.01)	—	—	(0.01)	9.86	10.99	243,321	1.15	0.18	29
03/31/12	9.86	0.03	0.95		0.98	(0.02)	—	—	(0.02)	10.82	9.99	225,751	1.15	0.28	52
03/31/13	10.82	0.06	0.96		1.02	(0.03)	(0.39)	—	(0.42)	11.42	9.76	210,063	1.14	0.57	31

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Large Cap Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Large Cap Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

  (2)  Includes the effect of a merger.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/09	$12.79	$0.25	$(5.24)	$(4.99)	$(0.20)	$(0.79)	$—	$(0.99)	$6.81	(39.83)%	$5,654	0.89%	2.34%	56%
03/31/10	6.81	0.15	3.71	3.86	(0.25)	—	—	(0.25)	10.42	57.01	5,999	0.89	1.63	47
03/31/11	10.42	0.16	1.37	1.53	(0.19)	—	—	(0.19)	11.76	14.89	5,894	0.89	1.47	43
03/31/12	11.76	0.17	0.24	0.41	(0.17)	—	—	(0.17)	12.00	3.70	12,598	0.89	1.59	32
03/31/13	12.00	0.20	1.60	1.80	(0.17)	—	—	(0.17)	13.63	15.18	117,872	0.88	1.70	31
Large Cap Value Portfolio Class 2
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	—	(0.97)	6.80	(39.92)	41,858	1.04	2.20	56
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04	1.47	47
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	—	(0.18)	11.74	14.74	50,646	1.04	1.32	43
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	—	(0.15)	11.98	3.52	41,809	1.04	1.48	32
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	—	(0.15)	13.62	15.09	39,393	1.03	1.60	31
Large Cap Value Portfolio Class 3
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	—	(0.96)	6.79	(40.01)	196,450	1.14	2.18	56
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14	1.37	47
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	—	(0.17)	11.72	14.57	271,347	1.14	1.21	43
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	—	(0.14)	11.97	3.53	257,027	1.14	1.38	32
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	—	(0.14)	13.59	14.84	261,514	1.13	1.50	31
Mid Cap Growth Portfolio Class 1
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	—	(1.70)	6.44	(38.07)	4,535	1.06	(0.20)	83
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10	(0.14)	86
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	—	13.03	27.12	6,342	1.12	(0.23)	64
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	—	13.17	1.07	7,441	1.12	(0.36)	75
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	—	(0.48)	14.16	11.66	30,299	1.07	0.08	61
Mid Cap Growth Portfolio Class 2
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	—	(1.70)	6.32	(38.13)	32,613	1.21	(0.36)	83
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25	(0.29)	86
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	—	12.75	26.99	41,667	1.27	(0.38)	64
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	—	12.86	0.86	32,440	1.27	(0.52)	75
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	—	(0.48)	13.80	11.55	28,219	1.24	(0.14)	61
Mid Cap Growth Portfolio Class 3
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	—	(1.70)	6.26	(38.23)	30,963	1.31	(0.45)	83
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35	(0.38)	86
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	—	12.60	26.76	54,902	1.37	(0.48)	64
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	—	12.70	0.79	65,265	1.37	(0.61)	75
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	—	(0.48)	13.61	11.46	56,673	1.34	(0.24)	61

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.01	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/09	$15.53	$0.17	$(6.19)	$(6.02)	$(0.17)	$(1.85)	$—	$(2.02)	$7.49	(39.41)%		$4,583	1.01%	1.30%	78%
03/31/10	7.49	0.09	4.46	4.55	(0.17)	—	—	(0.17)	11.87	61.00		5,063	1.07	0.81	85
03/31/11	11.87	0.09	2.61	2.70	(0.10)	—	—	(0.10)	14.47	22.82		5,208	1.05	0.75	76
03/31/12	14.47	0.10	(0.14)	(0.04)	(0.08)	—	—	(0.08)	14.35	(0.19)		9,565	1.01	0.79	54
03/31/13	14.35	0.16	2.39	2.55	(0.09)	—	—	(0.09)	16.81	17.86		59,774	0.99	1.13	62
Mid Cap Value Portfolio Class 2
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	—	(1.99)	7.47	(39.48)		36,150	1.16	1.15	78
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74		47,120	1.22	0.66	85
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	—	(0.08)	14.43	22.62		47,947	1.20	0.60	76
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	—	(0.06)	14.31	(0.33)		37,208	1.16	0.57	54
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	—	(0.06)	16.78	17.77		35,708	1.14	0.89	62
Mid Cap Value Portfolio Class 3
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	—	(1.97)	7.46	(39.54)		60,672	1.27	1.12	78
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53		91,984	1.32	0.56	85
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	—	(0.07)	14.41	22.56		123,827	1.30	0.50	76
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	—	(0.05)	14.29	(0.43)		162,469	1.27	0.52	54
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	—	(0.06)	16.74	17.61		163,073	1.24	0.80	62
Small Cap Portfolio Class 1
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	—	(0.35)	5.02	(36.89)		3,032	1.07	0.19	313
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77		3,201	1.02	(0.19)	143
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	—	10.25	25.61		3,055	1.03	0.00	100
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	—	10.18	(0.68	)(2)	6,125	1.05	(0.08)	75
03/31/13	10.18	0.02	1.01	1.03	—	—	—	—	11.21	10.12		27,441	1.05	0.24	115
Small Cap Portfolio Class 2
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	—	(0.35)	4.95	(36.97)		25,718	1.22	0.03	313
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22		36,964	1.17	(0.34)	143
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	—	10.08	25.53		36,628	1.18	(0.15)	100
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	—	9.99	(0.89	)(2)	29,194	1.20	(0.31)	75
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	—	10.99	10.01		25,992	1.20	(0.02)	115
Small Cap Portfolio Class 3
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	—	(0.35)	4.91	(37.00)		100,009	1.31	0.04	313
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12		147,596	1.27	(0.44)	143
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	—	9.98	25.38		165,340	1.28	(0.25)	100
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	—	9.88	(1.00	)(2)	95,460	1.29	(0.43)	75
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	—	10.86	9.92		93,909	1.30	(0.10)	115

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Mid Cap Value Class 1	0.01%	0.02%	0.01%	0.00%	0.00%
Mid Cap Value Class 2	0.01	0.02	0.01	0.01	0.00
Mid Cap Value Class 3	0.01	0.02	0.01	0.00	0.00
Small Cap Portfolio Class 1	0.02	0.00	0.01	0.00	0.00
Small Cap Portfolio Class 2	0.02	0.00	0.01	0.00	0.00
Small Cap Portfolio Class 3	0.02	0.00	0.01	0.00	0.00

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/09	$10.68	$0.21	$(5.04)	$(4.83)	$(0.21)	$(0.67)	$—	$(0.88)	$4.97	(45.96)%	$5,407	1.16	%(1)	2.61	%(1)	111%
03/31/10	4.97	0.10	2.46	2.56	(0.13)	—	—	(0.13)	7.40	51.49	5,745	1.18	(1)	1.52	(1)	110
03/31/11	7.40	0.11	0.70	0.81	(0.12)	—	—	(0.12)	8.09	11.10	4,734	1.11	(1)	1.43	(1)	81
03/31/12	8.09	0.16	(0.70)	(0.54)	(0.11)	—	—	(0.11)	7.44	(6.54)	12,881	1.12	(1)	2.39	(1)	59
03/31/13	7.44	0.08	0.56	0.64	(0.11)	—	—	(0.11)	7.97	8.76	105,553	1.10	(1)	1.21	(1)	50
International Equity Portfolio Class 2
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	—	(0.86)	4.97	(46.01)	44,014	1.31	(1)	2.49	(1)	111
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(1)	1.33	(1)	110
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	—	(0.11)	8.09	11.06	47,180	1.26	(1)	1.26	(1)	81
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
International Equity Portfolio Class 3
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	—	(0.85)	4.96	(46.05)	177,116	1.41	(1)	2.18	(1)	111
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(1)	1.22	(1)	110
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	—	(0.11)	8.08	11.02	284,279	1.36	(1)	1.12	(1)	81
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
Diversified Fixed Income Portfolio Class 1
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	—	(0.45)	11.93	7.65	20,427	0.75		2.80		104
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	—	(0.44)	12.00	4.32	152,429	0.73		1.94		87
Diversified Fixed Income Portfolio Class 2
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	—	(0.43)	11.90	7.42	59,131	0.91		2.69		104
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	—	(0.42)	11.97	4.15	52,467	0.88		1.83		87
Diversified Fixed Income Portfolio Class 3
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	—	(0.42)	11.86	7.35	486,707	1.01		2.57		104
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	—	(0.42)	11.92	4.04	499,708	0.99		1.73		87

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.01
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(3)	0.38	%(3)	38%
03/31/13	10.25	(0.02)	0.36	0.34	(0.28)	—	—	(0.28)	10.31	3.28	71,823	0.68		(0.25)		89
Real Return Portfolio Class 3
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(1)	4.83	(1)	204
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44
03/31/12	9.69	0.16	0.40	0.56	—	—	—	—	10.25	5.78	371,531	0.93		1.66		38
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
Cash Management Portfolio Class 1
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	—	(0.29)	11.02	0.68	7,354	0.54		1.58		—
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
03/31/11	10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58		(0.27)		—
03/31/12	10.77	(0.04)	(0.00)	(0.04)	—	—	—	—	10.73	(0.37)	2,003	0.60		(0.35)		—
03/31/13	10.73	(0.04)	0.00	(0.04)	—	—	—	—	10.69	(0.37)	1,061	0.60	(2)	(0.35	)(2)	—
Cash Management Portfolio Class 2
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	—	(0.27)	11.00	0.53	90,514	0.69		1.30		—
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
03/31/11	10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73		(0.42)		—
03/31/12	10.73	(0.05)	(0.01)	(0.06)	—	—	—	—	10.67	(0.56)	21,182	0.75		(0.50)		—
03/31/13	10.67	(0.05)	0.00	(0.05)	—	—	—	—	10.62	(0.47)	13,508	0.75	(2)	(0.50	)(2)	—
Cash Management Portfolio Class 3
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	—	(0.26)	10.99	0.43	102,201	0.79		1.15		—
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—
03/31/11	10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83		(0.52)		—
03/31/12	10.70	(0.06)	(0.00)	(0.06)	—	—	—	—	10.64	(0.56)	44,110	0.85		(0.60)		—
03/31/13	10.64	(0.06)	0.00	(0.06)	—	—	—	—	10.58	(0.56)	34,438	0.84	(2)	(0.59	)(2)	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  @  Commencement of operations.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10
Real Return Portfolio Class 3	0.00%

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/13
Cash Management Portfolio Class 1	0.03%
Cash Management Portfolio Class 2	0.03
Cash Management Portfolio Class 3	0.04

  (3)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)	Ratio of net investment income to average net assets(2)	Portfolio turnover
Focus Growth Portfolio Class 1
03/31/09	$9.42	$(0.01)	$(3.40)	$(3.41)	$—	$(0.55)	$—	$(0.55)	$5.46	(36.10	)%(3)	$1,960	1.15%	(0.20)%	263%
03/31/10	5.46	(0.02)	2.80	2.78	—	—	—	—	8.24	50.92		2,156	1.18	(0.31)	104
03/31/11	8.24	(0.01)	2.39 (1)	2.38	—	—	—	—	10.62	28.88		3,028	1.14	(0.06)	210
03/31/12	10.62	(0.02)	(0.15)	(0.17)	(0.01)	(0.44)	—	(0.45)	10.00	(1.06)		6,514	1.12	(0.19)	143
03/31/13	10.00	0.01	0.31	0.32	—	(0.05)	—	(0.05)	10.27	3.19		44,125	1.11	0.13	157
Focus Growth Portfolio Class 2
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	—	(0.55)	5.38	(36.28	)(3)	27,693	1.30	(0.35)	263
03/31/10	5.38	(0.03)	2.77	2.74	—	—	—	—	8.12	50.93		31,689	1.33	(0.47)	104
03/31/11	8.12	(0.01)	2.33 (1)	2.32	—	—	—	—	10.44	28.57		63,685	1.28	(0.12)	210
03/31/12	10.44	(0.03)	(0.15)	(0.18)	(0.01)	(0.44)	—	(0.45)	9.81	(1.21)		47,737	1.26	(0.32)	143
03/31/13	9.81	(0.00)	0.30	0.30	—	(0.05)	—	(0.05)	10.06	3.05		37,000	1.27	(0.05)	157
Focus Growth Portfolio Class 3
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	—	(0.55)	5.34	(36.37	)(3)	30,075	1.40	(0.45)	263
03/31/10	5.34	(0.04)	2.75	2.71	—	—	—	—	8.05	50.75		41,988	1.43	(0.58)	104
03/31/11	8.05	(0.02)	2.32 (1)	2.30	—	—	—	—	10.35	28.57		101,121	1.38	(0.22)	210
03/31/12	10.35	(0.04)	(0.15)	(0.19)	(0.01)	(0.44)	—	(0.45)	9.71	(1.34)		98,806	1.37	(0.41)	143
03/31/13	9.71	(0.01)	0.30	0.29	—	(0.05)	—	(0.05)	9.95	2.98		82,957	1.37	(0.14)	157

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Includes the effect of a merger.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Focus Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.01
Focus Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Value Portfolio Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$—	$12.06	4.42%	$7,738	1.19	%(1)	0.26	%(1)	50%
03/31/13	12.06	0.16	1.29	1.45	(0.05)	—	—	(0.05)	13.46	12.05	54,263	1.15		1.40		56
Focus Value Portfolio Class 2
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	—	(1.64)	7.81	(37.55)	29,670	1.28		1.42		106
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88	34,754	1.30		1.91		53
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	—	(0.23)	13.21	15.03	30,439	1.31		1.20		47
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	—	(0.15)	12.05	(7.49)	21,636	1.33		0.50		50
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
Focus Value Portfolio Class 3
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	—	(1.63)	7.80	(37.58)	38,893	1.38		1.30		106
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64	54,244	1.40		1.81		53
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	—	(0.23)	13.18	14.91	59,715	1.41		1.13		47
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	—	(0.15)	12.02	(7.55)	55,360	1.43		0.39		50
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/09	03/31/10	03/31/11	03/31/12	03/31/13
Focus Value Portfolio Class 1	—%	—%	—%	0.00%	0.01%
Focus Value Portfolio Class 2	0.03	0.01	0.01	0.01	0.01
Focus Value Portfolio Class 3	0.03	0.01	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/09	$11.64	$0.10	$(4.64)	$(4.54)	$(0.33)	$(0.79)	$—	$(1.12)	$5.98	(39.60)%	$103,756	0.16%	1.06%	21%
03/31/10	5.98	0.08	3.09	3.17	(0.29)	—	—	(0.29)	8.86	53.32	135,514	0.17	1.03	6
03/31/11	8.86	0.07	1.25	1.32	(0.10)	—	—	(0.10)	10.08	14.94	137,529	0.17	0.77	23
03/31/12	10.08	0.07	(0.19)	(0.12)	(0.08)	—	—	(0.08)	9.88	(1.13)	122,826	0.17	0.73	23
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	—	(0.08)	10.82	10.45	119,359	0.18	0.65	7
Allocation Moderate Growth Portfolio Class 3
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	—	(0.54)	7.04	(34.57)	387,825	0.15	1.80	25
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14	1.75	12
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	—	(0.15)	10.94	12.93	667,862	0.14	1.13	17
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	10.92	0.88	692,049	0.13	1.03	22
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	—	(0.12)	11.80	9.26	695,486	0.13	0.97	5
Allocation Moderate Portfolio Class 3
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	—	(0.68)	7.26	(29.78)	186,675	0.16	2.27	36
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15	2.10	17
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	—	(0.18)	10.76	11.81	328,627	0.15	1.27	13
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	—	(0.11)	10.87	2.09	387,252	0.14	1.09	19
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	—	(0.12)	11.67	8.54	397,818	0.14	1.10	7
Allocation Balanced Portfolio Class 3
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	—	(0.45)	7.89	(24.29)	122,808	0.17	2.96	28
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16	2.60	13
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	—	(0.20)	10.90	10.37	243,028	0.16	1.49	10
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	—	(0.12)	11.22	4.15	302,034	0.15	1.16	13
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	—	(0.12)	11.98	7.91	330,689	0.14	1.27	10

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-one portfolios constituting Seasons Series Trust (the "Trust'') at March 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
May 28, 2013

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT
March 31, 2013 (unaudited)

At a meeting held on November 29, 2012, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved an amendment to the Subadvisory Agreement (as amended, the "Subadvisory Agreement") between SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") and J.P. Morgan Investment Management, Inc. ("JPMIM" or the "Subadviser"). Under the Subadvisory Agreement, JPMIM will assume management of the actively-managed component of the Small Cap Portfolio and the small cap growth component of the Multi-Managed Growth Portfolio and Multi-Managed Moderate Growth Portfolio (each a "Portfolio" and collectively, the "Portfolios").

In connection with the approval of the Subadvisory Agreement, the Board received materials related to certain factors used in its consideration whether to approve such Subadvisory Agreement. Those factors included:

(1)  the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)  the nature, extent and quality of the investment advisory services to be provided by the Subadviser and the administrative and other management services provided by the Adviser;

(3)  the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)  the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)  the organizational capability and financial condition of the Adviser and Subadviser and their affiliates;

(6)  the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)  the fees paid by the Adviser to the Subadviser for managing the Portfolios of the Trust.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo and the Subadviser; (d) information regarding SAAMCo's and the Subadviser's compliance and regulatory history; and (e) information about the services SAAMCo provides in connection with the oversight of the Subadviser; and (f) the reasonableness of the advisory fee retained by SAAMCo in light of the services it performs.

The Independent Trustees were separately represented by counsel that is independent of the Adviser in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding each Portfolio's subadvisory fees compared to subadvisory fees of a group of funds with similar investment strategies and/or objectives, as applicable, (the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered the expenses and performance of the Subadviser with respect to accounts and mutual funds managed by it that have comparable investment objectives and strategies to the Portfolios.

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by, or to be provided by, the Adviser and the Subadviser. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of each Portfolio's assets allocated to the Subadviser, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each of the Portfolios' managers and

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT — (unaudited) (continued)

ensuring that the Subadviser's style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo also monitors and reviews the activities of third-party service providers that may provide additional administrative services.

The Board considered that the Subadviser will be responsible for providing investment management services on a day-to-day basis. In such role, the Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of each of the Portfolios as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed the Subadviser's history, structure and size, and investment experience. The Board considered the Subadviser's personnel that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, the Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing supervisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' prospectus.

The Board also reviewed the Subadviser's compliance and regulatory history, including information about litigation, regulatory actions or investigations that could impair the Subadviser's ability to serve as a subadviser to the Portfolios. The Board considered the Subadviser's risk assessment and risk management processes and concluded that there was no information provided that would have a material adverse effect on the Subadviser's ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Adviser and the Subadviser in light of all the circumstances and that there was a reasonable basis on which to conclude that the Adviser and Subadviser would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' actual and contractual subadvisory fees (including actual subadvisory fees as a portion of management fees). Such fees were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadviser, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. ("Lipper") as well as information provided by management. The Board also considered advisory fees received by the Subadviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios.

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT — (unaudited) (continued)

As part of its review, the Board considered information, including but not limited to the following information, provided by Lipper and management in making its determinations. It was noted that actual subadvisory fees were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Subadvisor Expense Group/Universe. The Board considered management's discussion of each Portfolio's multi-manager subadvisory management structure and its explanation that the structure results in increased subadvisory fees to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Multi-Managed Growth Portfolio. The Board considered that the proposed contractual subadvisory fees would be above the Portfolio's current subadvisory fees and above the averages of its Subadvised Expense Group/Universe. The Board noted that actual subadvisory fees (as a portion of actual net management fees) are below the medians of its Subadvised Expense Group/Universe and that the proposed subadvisory fees would be above the medians of its Subadvised Expense Group/Universe. The Board noted that SAAMCo would retain less of its advisory fee.

•  Multi-Managed Moderate Growth Portfolio. The Board considered that the proposed contractual subadvisory fees would be above the Portfolio's current subadvisory fees and above the averages of its Subadvised Expense Group/Universe. The Board noted that actual subadvisory fees (as a portion of actual net management fees) are below the medians of its Subadvised Expense Group/Universe and that the proposed subadvisory fees would be above the medians of its Subadvised Expense Group/Universe. The Board noted that SAAMCo would retain less of its advisory fee.

•  Small Cap Portfolio. The Board considered that the proposed contractual subadvisory fees would be above the Portfolio's current subadvisory fees and below the averages of its Subadvised Expense Group/Universe. The Board noted that actual subadvisory fees (as a portion of actual net management fees) are below the medians of its Subadvised Expense Group/Universe and that the proposed subadvisory fees would be above the medians of its Subadvised Expense Group/Universe. The Board noted that SAAMCo would retain less of its advisory fee.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee retained by SAAMCo. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies").

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive revenue sharing payments from SAAMCo and certain other persons in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale. In considering the reasonableness of the advisory fee retained by SAAMCo, the Board received information related to SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and SunAmerica Annuity and Life Assurance Company ("SAAL") that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT — (unaudited) (continued)

to SAAL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("USLIC") (formerly, First SunAmerica Life Insurance Company) wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of the advisory fees that it receives. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to the Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; (4) product suitability; and (5) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board also considered that JPMIM subadvises other funds advised by SAAMCo and/or its affiliates. The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board considered that the Subadvisory Agreement contains breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadviser's management of the Portfolios are not a material factor in its consideration at this time.

Terms of Subadvisory Agreement. The Board, including the Independent Trustees, reviewed the terms of the Subadvisory Agreement including the duties and responsibilities undertaken by the Subadviser as discussed above. The Board noted that the terms of the Subadvisory Agreement will be identical except as amended to provide for the management of the Portfolios. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadviser out of the fees it receives from the Trust. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Subadvisory Agreement.

Conclusions. In reaching its decision to approve the Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have attributed different weights to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the subadvisory fee rate is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASON SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT AND
SUB-SUB-ADVISORY AGREEMENT — (unaudited)

At a meeting held on March 21, 2013, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved an amendment to the Subadvisory Agreement (as amended, the "Subadvisory Agreement") between SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") and Janus Capital Management, LLC ("Janus" or the "Subadviser") and a Sub-Sub-Advisory Agreement between Janus and Janus Capital Singapore Pte. Limited ("JCSL" or the "Sub-Subadviser," and collectively with Janus, the "Subadvisers") each with respect to the International Equity Portfolio (the "Portfolio") (the Sub-Sub-Advisory Agreement and the Subadvisory Agreement are collectively the "Advisory Contracts").

The Subadvisory Agreement approved by the Trustees permits Janus to delegate its subadvisory duties, with the consent of the Adviser and the Board, to a registered investment adviser affiliated with Janus. In accordance with the terms of the Subadvisory Agreement, Janus delegated a portion of its responsibility for managing the Portfolio to its affiliate, JCSL, pursuant to the terms of the Sub-Sub-Advisory Agreement.

In connection with the approval of the Subadvisory Agreement, the Board received materials related to certain factors used in its consideration whether to approve such Advisory Contracts. Those factors included:

  (1)  the nature, extent and quality of the investment advisory services to be provided by the Subadvisers;

  (2)  the size and structure of the investment advisory fees, and in connection therewith, a review of the costs of the services provided and the profits to be realized by the Adviser, the Subadvisers and their respective affiliates from their respective relationships with the Trust; and

  (3)  the performance of the Portfolio, and the extent to which economies of scale are realized and shared with the Trust.

The Independent Trustees were separately represented by counsel that is independent of the Adviser and the Subadvisers in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

Nature, Extent and Quality of Services. The Board considered that the Subadvisers will be responsible for providing investment management services on a day-to-day basis. The Board was apprised that under the Advisory Contracts, SAAMCo and Janus (in combination with JCSL) will continue to provide the same scope and level of services to the Portfolio.

The Board considered that Janus will continue to have full responsibility to the Portfolio and to SAAMCo for all investment advisory services provided by Janus and JCSL. The Board was apprised that the portfolio managers of the Portfolio will continue to render the same scope and level of services to the Portfolio and will be associated with Janus and/or JCSL, and with the exception of certain day-to-day investment management services rendered by the co-portfolio managers, employees of Janus will continue to perform all of the other services described in the Subadvisory Agreement.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Subadvisers in light of all the circumstances and that there was a reasonable basis on which to conclude that the Subadvisers would provide high quality services to the Trust.

Profitability and Costs of the Services. The Board, including the Independent Trustees, considered that Janus will pay JCSL a sub-subadvisory fee in consideration of the services to be provided pursuant to the Sub-Sub-Advisory Agreement. The Board was apprised that the sub-subadvisory fees proposed by Janus will not be paid directly by the Portfolio or by SAAMCo and that as a result Janus will retain less of its subadvisory fee and the amount of the advisory fees retained by SAAMCo will not be affected by the approval of the Advisory Contracts. In connection with its review of the profits to be realized by the Subadvisers, the Board also considered that Janus and JCSL are both indirect, wholly-owned subsidiaries of the same parent company.

SEASON SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT AND
SUB-SUB-ADVISORY AGREEMENT — (unaudited) (continued)

The Board also considered that the contractual advisory and subadvisory fee rates payable to SAAMCo and Janus, respectively, were last approved at the joint meeting held on October 2, 2012 and that such contractual fee rates will not be changed by the Advisory Contracts.

In light of all the circumstances considered, the Board concluded that the profitability of the Subadvisers was not a material factor bearing on the approval of the Advisory Contracts.

Economies of Scale; Performance. Since neither SAAMCo nor the Trust is responsible for the payment of the fees pursuant to the Sub-Sub-Advisory Agreement, the Board concluded, for similar reasons as stated above with respect to the Subadvisers' profitability and the costs of the services, that the potential for economies of scale in the Subadvisers' management of the Portfolio was not a material factor bearing on the approval of the Advisory Contracts.

The Board was informed that approval of the Advisory Contracts will permit a co-portfolio manager, who cannot remain directly associated with Janus due to certain foreign laws and regulations, to continue to provide services to the Portfolio as an associate of JCSL. The Board considered that the Advisory Contracts will enable the Portfolio to maintain the team of portfolio managers, analysts and other investment professionals who assist with the management of the Portfolio.

Since the Portfolio's performance was reviewed when the Board approved the continuation of the Subadvisory Agreement at the October 2, 2012 joint meeting, and the Advisory Contracts enable the Portfolio to retain its current management team, the Board concluded that the Portfolio's performance was not a material factor bearing on the approval of the Advisory Contracts at this time.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have attributed different weights to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadvisers possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolio and its shareholders.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The trustees and executive officers of the Trust, their business addresses, ages and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is One SunAmerica Center, Los Angeles, California 90067-6022.

Name and Age	Positions Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 68	Trustee	March 2007 to Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003)	61	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Carl D. Covitz(4) Age: 74	Trustee	February 2001 to Present	Owner and President, Landmark Capital, Inc. (1973-Present)	61	Arden Realty, Inc. (real estate) (1995-2006).
Jane Jelenko Age: 64	Trustee	September 2006 to Present	Retired Partner of KPMG, LLP and Managing Director of Bearingpoint, Inc. (formerly KPMG Consulting)	61	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (since 2012).
Gilbert T. Ray Age: 68	Trustee	February 2001 to Present	Retired Partner, O'Melveny & Myers LLP (law firm) (since 2000); and Attorney (1972-2000) thereof.	61

Director, Advance Auto Parts, Inc. (retail — auto & home supply stores) (since 2002); Director, Wattson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (services — restaurant) (since 2004); Director, Diamond Rock Hospitality (financial — real estate) (since 2005); Director, Towers Watson & Co. (services — management consulting services) (since 2010).

Allan L. Sher Age 81	Trustee	January 1997 to Present	Retired, Brokerage Executive (1992-Present).	61	Director, Bowl America Incorporated (1997-Present).
Bruce G. Willison Age: 64	Trustee	February 2001 to Present	Chairman and CEO, Grandpoint Capital Advisors (since 2009) (investment banking); Professor of Management, Anderson School at UCLA (2006-Present).	61

Director , GrandPoint Capital Inc., (banking) (since 2011); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (real estate agents & managers) (since 2003); Director, Healthnet International, Inc. (business services) (since 2000).

Interested Trustees
Jana W. Greer (5) Age: 61	Trustee	February 2001 to Present	President (since 1996) and Chief Executive Officer (since 2008), SunAmerica Retirement Markets, Inc., Executive Vice President (since 2001) and Director (since 1999), SAFG Retirement Services, Inc.; President (since 2002) and Director (since 1992), SunAmerica Annuity and Life Assurance Company ("SAAL"); President (2006-2011) and Director (since 1988), SunAmerica Life Insurance Company; Executive Vice President (since 2011), SunAmerica Financial Group, Inc.; Divisional President (since 2012), The United States Life Insurance Company in the city of New York.	61	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name and Age	Positions Held With Trust	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)
Officers
John T. Genoy Age: 44	President	2007 to Present	Chief Financial Officer, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A
Donna M. Handel Age: 46	Treasurer	2002 to Present	Senior Vice President, SAAMCo (2004 to Present).	N/A	N/A
Gregory N. Bressler Age: 46	Vice President and Assistant Secretary	2005 to Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present).	N/A	N/A
Katherine Stoner Age: 56	Vice President and Chief Compliance Officer	May 2011 to Present

Vice President, SAAMCo (May 2011 to Present); Vice President, The Variable Annuity Life Insurance Company ("VALIC") and Western National Life Insurance Company ("WNL") (2006 to Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 to Present).

				N/A	Director, American General Distributors, Inc. (2006 to 2011)
Gregory R. Kingston Age: 47	Vice President and Assistant Treasurer	2001 to Present	Vice President, SAAMCo (2001 to Present).	N/A	N/A
Nori L. Gabert Age: 59	Vice President and Secretary	2005 to Present	Vice President and Deputy General Counsel, SAAMCo (2005 to Present).	N/A	N/A
Matthew J. Hackethal Age: 41	Anti-Money Laundering Compliance Officer	2006 to Present	Chief Compliance Officer, SAAMCo (2007 to Present); Vice President, Credit Suisse Asset Management (2001 to 2006); CCO, Credit Suisse Alternative Funds (2005 to 2006).	N/A	N/A

(1)  Trustees serve until their successors are duly elected and qualified.

(2)  Fund Complex includes the Trust (21 portfolios), SunAmerica Specialty Series (6 funds), SunAmerica Series Trust (40 portfolios), SunAmerica Money Market Fund, Inc. (1 fund), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (7 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Mr. Covitz owns passive limited partnership interests in certain private investment funds for which Wellington Management or its affiliates serve as manager and general partner.

(5)  Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of SunAmerica Retirement Markets, Inc.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2013.

During the year ended March 31, 2013, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$0.10	$0.10	$—	$—	100.00%
Multi-Managed Growth - Class 2	0.07	0.07	—	—	100.00
Multi-Managed Growth - Class 3	0.06	0.06	—	—	100.00
Multi-Managed Moderate Growth - Class 1	0.80	0.18	—	0.62	56.11
Multi-Managed Moderate Growth - Class 2	0.78	0.16	—	0.62	56.11
Multi-Managed Moderate Growth - Class 3	0.76	0.14	—	0.62	56.11
Multi-Managed Income/Equity - Class 1	0.89	0.33	0.05	0.51	17.24
Multi-Managed Income/Equity - Class 2	0.86	0.30	0.05	0.51	17.24
Multi-Managed Income/Equity - Class 3	0.85	0.29	0.05	0.51	17.24
Multi-Managed Income - Class 1	0.89	0.32	0.08	0.49	8.76
Multi-Managed Income - Class 2	0.87	0.30	0.08	0.49	8.76
Multi-Managed Income - Class 3	0.86	0.29	0.08	0.49	8.76
Asset Allocation: Diversified Growth - Class 1	0.24	0.24	—	—	44.43
Asset Allocation: Diversified Growth - Class 2	0.22	0.22	—	—	44.43
Asset Allocation: Diversified Growth - Class 3	0.21	0.21	—	—	44.43
Stock - Class 1	—	—	—	—	—
Stock - Class 2	—	—	—	—	—
Stock - Class 3	—	—	—	—	—
Large Cap Growth - Class 1	0.45	0.06	—	0.39	100.00
Large Cap Growth - Class 2	0.43	0.04	—	0.39	100.00
Large Cap Growth - Class 3	0.42	0.03	—	0.39	100.00
Large Cap Value - Class 1	0.17	0.17	—	—	100.00
Large Cap Value - Class 2	0.15	0.15	—	—	100.00
Large Cap Value - Class 3	0.14	0.14	—	—	100.00
Mid Cap Growth - Class 1	0.48	—	—	0.48	—
Mid Cap Growth - Class 2	0.48	—	—	0.48	—
Mid Cap Growth - Class 3	0.48	—	—	0.48	—
Mid Cap Value - Class 1	0.09	0.09	—	—	100.00
Mid Cap Value - Class 2	0.06	0.06	—	—	100.00
Mid Cap Value - Class 3	0.06	0.06	—	—	100.00
Small Cap - Class 1	—	—	—	—	—
Small Cap - Class 2	—	—	—	—	—
Small Cap - Class 3	—	—	—	—	—
International Equity - Class 1	0.11	0.11	—	—	0.02
International Equity - Class 2	0.10	0.10	—	—	0.02
International Equity - Class 3	0.10	0.10	—	—	0.02
Diversified Fixed Income - Class 1	0.44	0.26	0.14	0.04	0.36
Diversified Fixed Income - Class 2	0.42	0.24	0.14	0.04	0.36
Diversified Fixed Income - Class 3	0.42	0.24	0.14	0.04	0.36
Real Return - Class 1	0.28	0.28	—	—	—
Real Return - Class 3	0.27	0.27	—	—	—
Cash Management - Class 1	—	—	—	—	—

	Total Dividends	Net Investment Income	Net Short-term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Cash Management - Class 2	$—	$—	$—	$—	—%
Cash Management - Class 3	—	—	—	—	—
Focus Growth - Class 1	0.05	—	—	0.05	—
Focus Growth - Class 2	0.05	—	—	0.05	—
Focus Growth - Class 3	0.05	—	—	0.05	—
Focus Value - Class 1	0.05	0.05	—	—	100.00
Focus Value - Class 2	0.04	0.04	—	—	100.00
Focus Value - Class 3	0.03	0.03	—	—	100.00
Allocation Growth - Class 3	0.08	0.08	—	—	44.83
Allocation Moderate Growth - Class 3	0.12	0.12	—	—	27.31
Allocation Moderate - Class 3	0.12	0.12	—	—	23.94
Allocation Balanced - Class 3	0.12	0.12	—	—	21.71

*  Short-Term capital gains are treated as ordinary income for tax purposes.

The International Equity Portfolio makes an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2013 was $691,070. The gross foreign source income for information reporting is $10,275,337.

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Seasons family of variable investment options, we have included on the following pages investment comments regarding the 21 portfolios of the Season Series Trust:

Seasons Strategies

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Value Portfolio

9.  Mid Cap Growth Portfolio

10.  Mid Cap Value Portfolio

11.  Small Cap Portfolio

12.  International Equity Portfolio

13.  Diversified Fixed Income Portfolio

14.  Real Return Portfolio

15.  Cash Management Portfolio

Seasons Focused Portfolios

16.  Focus Growth Portfolio

17.  Focus Value Portfolio

Seasons Managed Allocation Portfolios

18.  Allocation Growth Portfolio

19.  Allocation Moderate Growth Portfolio

20.  Allocation Moderate Portfolio

21.  Allocation Balanced Portfolio

Asset allocations for each Strategy, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios (except Cash Management Portfolio) are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a highly concentrated group of securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

Each Managed Allocation Portfolio (MAP) is structured as a "fund-of-funds," which means it pursues its investment goal by investing in a combination of underlying portfolios rather than investing directly in stocks, bonds, cash and other investments. Please refer to your prospectus for information regarding the portfolio's operating expenses for a fund-of-funds investment.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2013. Importantly, such indexes represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment risk, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities ("junk bonds") generally involve more credit risk and may be speculative investments. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	6.37%	6.24%	6.15%
5-Year	5.92%	5.76%	5.64%
10-Year	8.59%	8.43%	8.31%
Since Inception	7.63%	2.24%	7.79%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Blended Index consists of 51% Russell 1000® Index, 27% Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Growth

The Multi-Managed Growth Portfolio — Class 1 shares posted a return of 6.37% for the 12-month period ending March 31, 2013, trailing the 13.96% advance for the S&P 500 Index and 11.70% gain for the Blended Index, which is comprised of 71% equity and 29% fixed income and short-term bond indexes.

The Multi-Managed Growth Portfolio is comprised of Growth, Aggressive Growth, Balanced and Fixed Income components.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

Within the Equity portion of the Balanced component managed by Lord, Abbett & Co. LLC, a slight cyclical bias in the second quarter of 2012, along with stock-specific events, drove the relative underperformance. Within the information technology sector, negative stock selection detracted from relative performance. Shares of Apple, Inc. ("Apple") were hurt by concerns about increasing competition and gross margin pressures. Stock selection within the financials sector also detracted from performance, with shares of Capital One Financial Corp. among the top detractors. Stock selection within the industrials sector contributed to relative performance, led by Union Pacific Corp. and Hertz Global Holdings, Inc.

Within the Growth component managed by Janus Capital Management, LLC, stock selection was the primary detractor from relative performance. At the sector level, holdings in the materials and industrials sectors detracted from relative performance. Apple weighed the most on performance. While Apple has faced competition from companies that are gaining new, first-time smart phone users, current Apple customers remain very loyal to Apple, and are not replacing their Apple products with other brands. Turquoise Hill Resources, Ltd. was another detractor. The company has a mine in Mongolia that represents one of the largest, high-grade copper deposits in the world. At the sector level, holdings in the technology sector contributed the most to relative results. Celgene Corp. and eBay, Inc. were among the largest contributors to performance.

Effective January 14, 2013, J.P. Morgan Investment Management Inc. replaced SunAmerica Asset Management for the Aggressive Growth component managed by SunAmerica Asset Management Corp.

From 4/1/2012 to 1/14/13, the Aggressive Growth component underperformed its benchmark. Stock selection in the industrials, materials, technology, and consumer discretionary groups were the primary drivers of underperformance and offset positive results from security selection in the telecom sector. In terms of individual stock holdings, SBA Communications Corp., MasTec, Inc., Aspen Technology, Inc., BioMarin Pharmaceutical, Inc., and Ariba, Inc. headed the list of top contributors to performance during the period. Investments in Wabash National Corp., Spirit AeroSystems Holdings, Inc., United Rentals, Inc., Dycom Industries, Inc., and Take-Two Interactive Software, Inc. detracted the most from performance.

From 1/14/13 to 3/31/13, the Aggressive Growth component underperformed its benchmark. Stock selection in the pharmaceutical and media sectors hurt performance. Monster Worldwide, Inc., an employment solutions provider, and Taser International, Inc., an electronic control device manufacturer, were the top performance detractors. Alternatively, stock selection in basic materials and consumer cyclical sectors aided the Portfolio's relative returns. Saia, Inc., a leading transportation provider, and Barrett Business Services, Inc., a provider of business management solutions, were the top contributors to performance.

Within the Fixed Income component managed by Wellington Management Company, LLP, positive relative performance was driven largely by an overweight to, and security selection within, the mortgage-backed securities sector. This included an out-of-benchmark allocation to non-agency mortgage-backed securities issuers, as well as overweight positioning to agency mortgage-backed securities pass-throughs. Within investment grade credit, an overweight to and security selection within the financials sector contributed to relative results. Security selection among industrial issuers within investment grade credit and an allocation to high-yield were also additive. An overweight to the commercial mortgage-backed securities sector aided relative performance; however, this was partially offset by security selection, which detracted from relative performance. During the period, Treasury futures were used to manage duration and yield curve positioning, and currency forward contracts and futures were used to implement non-U.S. rate and currency positions. Duration and yield curve, as well as non-US rates positioning added to relative performance.

Within the Fixed Income portion of the Balanced component managed by PineBridge Investments, LLC, sector selection had a positive impact on returns as overweight positions in investment grade credit and off-benchmark positions in U.S. high-yield and emerging markets helped relative returns. Positioning in securitized products proved a modest drag to performance. Security selection provided the largest positive impact to yearly returns given the focus on deriving returns on an individual name and security basis. Specific names that were positive contributors were Bank of America Corp. in high-yield credit and Fannie Mae and several other securitized product positions. Negative contributors were Patriot Coal Corp. in high-yield, a Goldman Sachs Group, Inc. position in investment grade credit, and a Federal Home Loan Mortgage Corporation position in securitized products. Changes in the yield curve had a positive impact on performance given a generally longer duration positioning.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital, with capital preservation as a secondary objective
Portfolio Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments LLC

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	6.28%	6.17%	6.01%
5-Year	6.20%	6.02%	5.93%
10-Year	7.72%	7.55%	7.45%
Since Inception	7.28%	2.96%	7.10%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% Citigroup Treasury Bill 3 months Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Moderate Growth

The Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of 6.28% for the 12-month period ending March 31, 2013, trailing the 13.96% advance for the S&P 500 Index and 10.07% gain for the Blended Index, which is comprised of 56% equity and 44% fixed income and short-term bond indexes.

The Multi-Managed Moderate Growth Portfolio is comprised of Growth, Aggressive Growth, Balanced and Fixed Income components.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

Within the Equity portion of the Balanced component managed by Lord, Abbett & Co. LLC, a slight cyclical bias in the second quarter of 2012, along with stock-specific events, drove the relative underperformance. Within the information technology sector, negative stock selection detracted from relative performance. Shares of Apple, Inc. ("Apple") were hurt by concerns about increasing competition and gross margin pressures. Stock selection within the financials sector also detracted from performance, with shares of Capital One Financial Corp. among the top detractors. Stock selection within the industrials sector contributed to relative performance, led by Union Pacific Corp. and Hertz Global Holdings, Inc.

Within the Growth component managed by Janus Capital Management LLC, stock selection was the primary detractor from relative performance. At the sector level, holdings in the materials and industrials sectors detracted from relative performance. Apple weighed the most on performance. While Apple has faced competition from companies that are gaining new, first-time smart phone users, current Apple customers remain very loyal to Apple, and are not replacing their Apple products with other brands. Turquoise Hill Resources, Ltd. was another detractor. The company has a mine in Mongolia that represents one of the largest, high-grade copper deposits in the world. At the sector level, holdings in the technology sector contributed the most to relative results. Celgene Corp. and eBay, Inc. were among the largest contributors to performance.

Effective January 14, 2013, J.P. Morgan Investment Management Inc. replaced SunAmerica Asset Management Corp. for the Aggressive Growth component managed by SunAmerica Asset Management Corp.

From 4/1/2012 to 1/14/13, the Aggressive Growth component underperformed its benchmark. Stock selection in the industrials, materials, technology, and consumer discretionary groups were the primary drivers of underperformance and offset positive results from security selection in the telecom sector. In terms of individual stock holdings, SBA Communications Corp., MasTec, Inc., Aspen Technology, Inc., BioMarin Pharmaceutical, Inc., and Ariba, Inc. headed the list of top contributors to performance during the period. Investments in Wabash National Corp., Spirit AeroSystems Holdings, Inc., United Rentals, Inc., Dycom Industries, Inc., and Take-Two Interactive Software, Inc. detracted the most from performance.

From 1/14/13 to 3/31/13, the Aggressive Growth component underperformed its benchmark. Stock selection in the pharmaceutical and media sectors hurt performance. Monster Worldwide, Inc., an employment solutions provider, and Taser International, Inc., an electronic control device manufacturer, were the top performance detractors. Alternatively, stock selection in basic materials and consumer cyclical sectors aided the Portfolio's relative returns. Saia, Inc., a leading transportation provider, and Barrett Business Services, Inc., a provider of business management solutions, were the top contributors to performance.

Within the Fixed Income component managed by Wellington Management Company, LLP, positive relative performance was driven largely by an overweight to, and security selection within, the mortgage-backed securities sector. This included an out-of-benchmark allocation to non-agency mortgage-backed securities issuers, as well as overweight positioning to agency mortgage-backed securities pass-throughs. Within investment grade credit, an overweight to and security selection within the financials sector contributed to relative results. Security selection among industrial issuers within investment grade credit and an allocation to high-yield were also additive. An overweight to the commercial mortgage-backed securities sector aided relative performance; however, this was partially offset by security selection, which detracted from relative performance. During the period, Treasury futures were used to manage duration and yield curve positioning, and currency forward contracts and futures were used to implement non-U.S. rate and currency positions. Duration and yield curve, as well as non-US rates positioning added to relative performance.

Within the Fixed Income portion of the Balanced component managed by PineBridge Investments LLC, sector selection had a positive impact on returns as overweight positions in investment grade credit and off-benchmark positions in U.S. high-yield and emerging markets helped relative returns. Positioning in securitized products proved a modest drag to performance. Security selection provided the largest positive impact to yearly returns given the focus on deriving returns on an individual name and security basis. Specific names that were positive contributors were Bank of America Corp. in high-yield credit and Fannie Mae and several other securitized product positions. Negative contributors were Patriot Coal Corp. in high-yield, a Goldman Sachs Group, Inc. position in investment grade credit, and a Federal Home Loan Mortgage Corporation position in securitized products. Changes in the yield curve had a positive impact on performance given a generally longer duration positioning.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Objective:	Conservation of principal while maintaining some potential for long-term growth of capital
Portfolio Managers:	Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	6.95%	6.86%	6.76%
5-Year	6.39%	6.25%	6.13%
10-Year	6.88%	6.72%	6.61%
Since Inception	6.82%	4.43%	6.45%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Barclays U.S. Aggregate Bond Index, and 2.8% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Income/Equity

The Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of 6.95% for the twelve-month period ending March 31, 2013, compared to a 13.96% advance for the S&P 500 Index and a gain of 3.77% for the Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 33% equity and 67% fixed income and short-term bond indexes, returned 7.27%.

The Multi-Managed Income/Equity Portfolio is comprised of Growth, Balanced and Fixed Income components.

Within the Equity portion of the Balanced component managed by Lord Abbett & Co., LLC, a slight cyclical bias in the second quarter of 2012, along with stock-specific events, drove the relative underperformance. Within the information technology sector, negative stock selection detracted from relative performance. Shares of Apple, Inc. ("Apple") were hurt by concerns about increasing competition and gross margin pressures. Stock selection within the financials sector also detracted from performance, with shares of Capital One Financial Corp. among the top detractors. Stock selection within the industrials sector contributed to relative performance, led by Union Pacific Corp. and Hertz Global Holdings, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

Within the Growth component managed by Janus Capital Management LLC, stock selection was the primary detractor from relative performance. At the sector level, holdings in the materials and industrials sectors detracted from relative performance. Apple weighed the most on performance. While Apple has faced competition from companies that are gaining new, first-time smart phone users, current Apple customers remain very loyal to Apple, and are not replacing their Apple products with other brands. Turquoise Hill Resources, Ltd. was another detractor. The company has a mine in Mongolia that represents one of the largest, high-grade copper deposits in the world. At the sector level, holdings in the technology sector contributed the most to relative results. Celgene Corp. and eBay, Inc. were among the largest contributors to performance.

Within the Fixed Income component managed by Wellington Management Company, LLP, positive relative performance was driven largely by an overweight to, and security selection within, the mortgage-backed securities sector. This included an out-of-benchmark allocation to non-agency mortgage-backed securities issuers, as well as overweight positioning to agency mortgage-backed securities pass-throughs. Within investment grade credit, an overweight to and security selection within the financials sector contributed to relative results. Security selection among industrial issuers within investment grade credit and an allocation to high-yield were also additive. An overweight to the commercial mortgage-backed securities sector aided relative performance; however, this was partially offset by security selection, which detracted from relative performance. During the period, Treasury futures were used to manage duration and yield curve positioning, and currency forward contracts and futures were used to implement non-U.S. rate and currency positions. Duration and yield curve, as well as non-US rates positioning added to relative performance.

Within the Fixed Income portion of the Balanced component managed by PineBridge Investments LLC, sector selection had a positive impact on returns as overweight positions in investment grade credit and off-benchmark positions in U.S. high-yield and emerging markets helped relative returns. Positioning in securitized products proved a modest drag to performance. Security selection provided the largest positive impact to yearly returns given the focus on deriving returns on an individual name and security basis. Specific names that were positive contributors were Bank of America Corp. in high-yield credit and Fannie Mae and several other securitized product positions. Negative contributors were Patriot Coal Corp. in high-yield, a Goldman Sachs Group, Inc. position in investment grade credit, and a Federal Home Loan Mortgage Corporation position in securitized products. Changes in the yield curve had a positive impact on performance given a generally longer duration positioning.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Objective:	Capital preservation
Portfolio Managers:	Janus Capital Management LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments LLC

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	6.09%	5.93%	5.83%
5-Year	6.65%	6.49%	6.40%
10-Year	6.10%	5.95%	5.84%
Since Inception	6.43%	5.08%	5.86%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Blended Index consists of 17.35% Russell 1000® Index, 80.95% Barclays U.S. Aggregate Bond Index, and 1.7% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Income

The Multi-Managed Income Portfolio — Class 1 shares posted a return of 6.09% for the 12-month period ending March 31, 2013, compared to a 13.96% advance for the S&P 500 Index and a gain of 3.77% for the Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 5.59%.

The Multi-Managed Income Portfolio is comprised of Growth, Balanced and Fixed Income components.

Within the Equity portion of the Balanced component managed by Lord, Abbett & Co. LLC, a slight cyclical bias in the second quarter of 2012, along with stock-specific events, drove the relative underperformance. Within the information technology sector, negative stock selection detracted from relative performance. Shares of Apple, Inc. ("Apple") were hurt by concerns about increasing competition and gross margin pressures. Stock selection within the financials sector also detracted from performance, with shares of Capital One Financial Corp. among the top detractors. Stock selection within the industrials sector contributed to relative performance, led by Union Pacific Corp. and Hertz Global Holdings, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

Within the Growth component managed by Janus Capital Management LLC, stock selection was the primary detractor from relative performance. At the sector level, holdings in the materials and industrials sectors detracted from relative performance. Apple weighed the most on performance. While Apple has faced competition from companies that are gaining new, first-time smart phone users, current Apple customers remain very loyal to Apple, and are not replacing their Apple products with other brands. Turquoise Hill Resources, Ltd. was another detractor. The company has a mine in Mongolia that represents one of the largest, high-grade copper deposits in the world. At the sector level, holdings in the technology sector contributed the most to relative results. Celgene Corp. and eBay, Inc. were among the largest contributors to performance.

Within the Fixed Income component managed by Wellington Management Company, LLP, positive relative performance was driven largely by an overweight to, and security selection within, the mortgage-backed securities sector. This included an out-of-benchmark allocation to non-agency mortgage-backed securities issuers, as well as overweight positioning to agency mortgage-backed securities pass-throughs. Within investment grade credit, an overweight to and security selection within the financials sector contributed to relative results. Security selection among industrial issuers within investment grade credit and an allocation to high-yield were also additive. An overweight to the commercial mortgage-backed securities sector aided relative performance; however, this was partially offset by security selection, which detracted from relative performance. During the period, Treasury futures were used to manage duration and yield curve positioning, and currency forward contracts and futures were used to implement non-U.S. rate and currency positions. Duration and yield curve, as well as non-US rates positioning added to relative performance.

Within the Fixed Income portion of the Balanced component managed by PineBridge Investments LLC, sector selection had a positive impact on returns as overweight positions in investment grade credit and off-benchmark positions in U.S. high-yield and emerging markets helped relative returns. Positioning in securitized products proved a modest drag to performance. Security selection provided the largest positive impact to yearly returns given the focus on deriving returns on an individual name and security basis. Specific names that were positive contributors were Bank of America Corp. in high-yield credit and Fannie Mae and several other securitized product positions. Negative contributors were Patriot Coal Corp. in high-yield, a Goldman Sachs Group, Inc. position in investment grade credit, and a Federal Home Loan Mortgage Corporation position in securitized products. Changes in the yield curve had a positive impact on performance given a generally longer duration positioning.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited)

Investment Objective:	Capital appreciation
Portfolio Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	11.77%	11.58%	11.50%
5-Year	5.23%	5.06%	4.96%
10-Year	7.99%	7.82%	7.71%
Since Inception	5.10%	3.31%	6.88%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net)8 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

5 The Blended Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net)8 captures large and mid cap representation across 21 emerging market countries. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

8 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Asset Allocation: Diversified Growth Portfolio — Class 1

The Asset Allocation: Diversified Growth Portfolio — Class 1 shares posted a return of 11.77% for the 12-month period ending March 31, 2013, compared to a 14.56% return for the Russell 3000 Index and a 11.86% gain for the Blended Index.

During the period, most asset classes enjoyed healthy returns, led by equities. This backdrop provided a nice tailwind for the Portfolio on an absolute basis. On a relative basis, security selection was one of the biggest positive contributors. Specifically, selection strategies within U.S. large cap, international large cap, and U.S. investment grade fixed income all added substantial value. In addition to security selection, a modest amount of value was added from asset allocation decisions made over the 12 months. Major contributors included an underweight to U.S. investment grade fixed income and overweight to U.S. small cap equities.

The Portfolio utilized certain derivative instruments to obtain and/or hedge specific exposures. Overall, the net effect of derivatives used had a positive effect on performance. The biggest benefit was seen in exposure achieved through index futures to U.S. equity markets. U.S. government bond future exposure also added value during the period, while the exposure in international equity markets was a detractor. The Portfolio also utilized total return swaps as relative value long-short trades; however, long-short equity exposure was a minor detractor over the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Stock Portfolio Class 1 (unaudited)

Investment Objective:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Portfolio Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	7.05%	6.95%	6.82%
5-Year	6.57%	6.40%	6.31%
10-Year	8.84%	8.68%	8.57%
Since Inception	7.46%	3.39%	7.89%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Stock

The Stock Portfolio — Class 1 shares returned 7.05% for the 12-month period ending March 31, 2013, compared to a return of 13.96% for the S&P 500 Index.

The consumer discretionary sector was a key performance detractor, due to stock selection, while the information technology sector also dragged on relative returns due to an overweight position. Stock selection in the materials sector was a key contributor to performance, as was stock selection and a favorable underweight position to the energy sector.

Among the top detractors from performance were online travel company priceline.com and U.S. fast-food chains Chipotle Mexican Grill, Inc. and Starbucks Corp. An overweight in information technology was disadvantageous, as investors favored defensive sectors with well-established companies.

Range Resources Corp., an U.S. oil and natural gas company, Williams Cos., Inc., a leading oil and natural gas infrastructure company, and Sherwin-Williams Co., a paint and coating manufacturer, were among the top performance contributors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Goldman Sachs Asset Management, L.P. Janus Capital Management LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	10.06%	9.90%	9.76%
5-Year	5.11%	4.93%	4.82%
10-Year	8.33%	8.15%	8.05%
Since Inception	2.97%	1.10%	7.22%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Growth

The Large Cap Growth Portfolio — Class 1 shares returned 10.06% for the 12-month period ending March 31, 2013, compared to a 11.61% return for the S&P 500 Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap growth stocks.

Within the Portfolio component managed by Janus Capital Management LLC, stock selection was the primary detractor from performance. At the sector level, holdings in the materials and industrials sectors weighed the most on relative performance. Among individual companies, Apple, Inc. ("Apple") weighed the most on performance. While Apple has faced competition from companies that are gaining new, first-time smart phone users, current Apple customers remain very loyal to Apple, and are not replacing their Apple products with other brands. Turquoise Hill Resources, Ltd. also weighed on performance. The company has a mine in Mongolia that represents one of the largest, high-grade copper deposits in the world. Stock selection in the consumer discretionary and health care sectors contributed to relative results. Celgene Corp. and eBay, Inc. were among the top contributors to performance.

Within the Portfolio component managed by Goldman Sachs Asset Management, L.P., sector allocation was the primary detractor from performance, led by negative results from the overall positioning in the health care sector. Holdings within the consumer discretionary and financials sectors helped the Portfolio's performance, whereas stock selection within the health care and energy sectors detracted from relative performance. The top contributor to performance was Gilead Sciences, Inc. a biotechnology company within the health care sector, and the leading contributor to performance within the consumer discretionary sector was Urban Outfitters, Inc. The biggest detractor from performance was Facebook, Inc., while the top detractor within the health care sector was St. Jude Medical, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company, LLP SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	15.18%	15.09%	14.84%
5-Year	5.33%	5.17%	5.06%
10-Year	9.14%	8.99%	8.87%
Since Inception	5.67%	5.31%	7.96%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Value

The Large Cap Value Portfolio — Class 1 shares returned 15.18% for the 12-month period ending March 31, 2013, compared to a 16.64% return for the S&P 500 Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap value stocks.

Within the Portfolio component managed by T. Rowe Price Associates, Inc., stock selection and sector positioning both contributed positively to performance. An overweight position and stock selection in the lagging information technology sector contributed to relative results. Positive stock picking in the industrials and business services and materials sectors also aided relative returns. The energy sector weighed on returns due to stock selection. Among the top contributors to performance were Computer Sciences Corp. and Dell, Inc. in information technology, United Continental Holdings, Inc. and Cooper Industries PLC in industrials and business services, and International Paper Co. in materials.

Within the Portfolio component managed by Wellington Management Company, LLP, overall stock selection hurt relative performance during the period. Stock selection within the financials, consumer staples, and consumer discretionary sectors detracted most from relative results. This was partially offset by positive results from stock selection within the industrials and materials sectors. Sector allocation, which is a result of the bottom-up stock selection process, detracted from relative performance. An overweight position in the materials sector and an underweight to consumer staples hurt relative results. Overweights to health care and consumer discretionary were additive to relative performance. The Portfolio's residual cash was a drag on returns in the rising equity market environment. Top detractors from relative performance included Petroleo Brasileiro S.A. ADR in energy, Imperial Tobacco Group PLC in consumer staples, and Teva Pharmaceuticals Industries, Ltd. in health care. The top relative contributors in the Portfolio included Amgen, Inc. in health care, Kon Philips in industrials, and Newell Rubbermaid, Inc. consumer discretionary.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company, LLP SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	11.66%	11.55%	11.46%
5-Year	7.17%	7.03%	6.91%
10-Year	11.37%	11.21%	11.09%
Since Inception	7.87%	4.75%	10.51%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Mid Cap Growth

The Mid Cap Growth Portfolio — Class 1 shares delivered a return of 11.66% for the 12-month period ending March 31, 2013, compared to a 12.76% return for the Russell Midcap Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid cap growth stocks.

Within the Portfolio component managed by T. Rowe Price Associates, Inc. stock selection was the primary detractor from performance. The consumer discretionary and materials sectors detracted from relative performance due to stock selection. Strayer Education, Inc. in consumer discretionary was among the top performance detractors. The Portfolio maintained an eclectic assortment of holdings in this sector, focusing on companies that dominated their respective niches. Holdings in the materials sector also underperformed, led by Eldorado Gold Corp. and Osisko Mining Corp. The Portfolio's allocation in the sector was broadly in line with the benchmark, with exposure concentrated in the metals and mining and chemicals industries. The health care and consumer staples sectors were key contributors to relative returns, also driven by stock selection. Shares of Pharmacyclics, Inc. and Catalyst Health Solutions, Inc. in health care, Flowers Food, Inc. and Kellogg Co. in consumer staples were among the top performance contributors.

Within the Portfolio component managed by Wellington Management Company, LLP, positive stock selection results were offset by negative contribution from sector allocation. Strong selection within the health care, consumer discretionary, and materials sectors contributed most to relative results. These positive results were partially offset by weak selection within the information technology and consumer staples sectors. Sector allocation, a fallout of the bottom up stock selection process, detracted from overall performance. Overweight positioning to the information technology sector and an underweight to industrials hurt relative results. The Portfolio's residual cash was also a drag on relative returns in a rising equity market environment. The Portfolio benefitted from an overweight to the energy sector and an underweight positioning to the consumer staples sector. The top relative contributors in the Portfolio included LinkedIn Corp. in information technology, DigitalGlobe, Inc. in industrials, and SXC Health Solutions Corp. in health care. The top relative detractors from performance included VeriFone Systems, Inc. in information technology, BroadSoft, Inc. in information technology, and Aruba Networks, Inc. in information technology.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Goldman Sachs Asset Management, L.P. Lord, Abbett & Co. LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	17.86%	17.77%	17.61%
5-Year	7.10%	6.96%	6.85%
10-Year	10.82%	10.66%	10.54%
Since Inception	9.52%	8.93%	9.83%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/10/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Mid Cap Value

The Mid Cap Value Portfolio — Class 1 shares returned 17.86% for the 12-month period ending March 31, 2013, compared to a 21.49% return for the Russell Midcap Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid cap value stocks.

Within the Portfolio component managed by Goldman Sachs Assets Management, L.P., stock selection in the consumer discretionary and financials sectors detracted from relative returns, while stock selection in the energy and telecommunication services sectors contributed to returns. Key detractors from performance in the consumer discretionary sector included Tempur-Pedic International, Inc. and MGM Resorts International, while detractors from performance within the financials sector were AvalonBay Communities, Inc. and Alexandria Real Estate Equities, Inc. Key contributors to performance in the energy sector included Marathon Petroleum Corp. and Sunoco, Inc., while the key contributor to performance within the Telecommunication Services sector was Sprint Nextel Corp.

Within the Portfolio component managed by Lord, Abbett & Co. LLC, a slight cyclical bias during the second quarter of 2012, along with stock-specific events, hurt relative performance. Stock selection within the industrials and consumer discretionary sectors detracted from relative performance. Manpower, Inc and Esterline Technologies Corp. in industrials and Darden Restaurants, Inc. in consumer discretionary were among the top performance detractors. Contributing to the Portfolio's relative performance was strong stock selection within the materials and health care sectors. Axiall Corp. and Eagle Materials, Inc. in materials and Community Health Systems, Inc. in health care helped performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	SunAmerica Asset Management Corp. Clearbridge Advisors, LLC J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	10.12%	10.01%	9.92%
5-Year	7.13%	6.98%	6.86%
10-Year	8.55%	8.38%	8.26%
Since Inception	3.94%	2.27%	7.60%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Small Cap

The Small Cap Portfolio — Class 1 shares returned 10.12% for the 12-months ended March 31, 2013, compared to a 16.30% return for the Russell 2000 Index.

Approximately a third of the Portfolio is passively managed to match the performance of broad U.S. small cap equities.

Effective January 14, 2013, J.P. Morgan Investment Management Inc. replaced SunAmerica Asset Management Corp. for the component actively managed by SunAmerica Asset Management Corp.

From 4/1/2012 to 1/14/13, this Portfolio component underperformed the benchmark. Stock selection was the primary driver of underperformance during the period, especially in the industrials, technology, consumer discretionary, and materials groups. Underweight exposure to the materials group also negatively impacted performance. Conversely, no exposure to the utility sector was beneficial, as was sector investments among telecom services companies. A healthcare underweight was also beneficial. Examples of top contributors included SBA Communications Corp., MasTec, Inc., Aspen Technology, Inc., BioMarin Pharmaceutical, Inc., and Ariba, Inc. Portfolio laggards included Wabash National Corp., Spirit AeroSystems Holdings Inc. Class A Shares, United Rentals, Inc., Dycom Industries, Inc., and Take-Two Interactive Software, Inc.

From 1/14/13 to 3/31/13, this Portfolio component underperformed the benchmark. Stock selection in the pharmaceutical and media sectors hurt performance. Monster Worldwide, Inc., an employment solutions provider, and Taser International, Inc., an electronic control device manufacturer, were the top detractors. Alternatively, stock selection in basic materials and consumer cyclical sectors aided the Portfolio's relative returns. Saia, Inc., a leading transportation provider, and Barrett Business Services, Inc., a provider of business management solutions were the top contributors.

Within the Portfolio component managed by ClearBridge Advisors, LLC, stock selection was the primary detractor to performance. Stock selection in the financials, consumer staples, and energy sectors detracted from relative performance. Stock selection in the industrials, consumer discretionary, and materials sectors were the top contributors to relative performance. The Portfolio maintained overweight positions in the industrials, energy, and consumer staples sectors during the period. The Portfolio was underweight in the consumer discretionary, financials, health care, and utilities sectors. The five strongest performing stocks in the Portfolio, in terms of total absolute contribution to return, were Ryland Group, Inc., Genesee & Wyoming, Inc. Class A, Affiliated Managers Group, Inc., Oshkosh Corp. and Greenhill & Co. The five largest negative contributors to Portfolio performance were Cal Dive International, Inc., EnergySolutions, Inc., Stifel Financial Corp., Bill Barrett Corp., and ACCO Brands Corp.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	PineBridge Investments LLC Janus Capital Management LLC Lord, Abbett & Co. LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	8.76%	8.55%	8.40%
5-Year	–1.56%	–1.68%	–1.79%
10-Year	8.36%	8.20%	8.08%
Since Inception	1.56%	0.80%	6.70%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net)2 (Europe, Australasia, Far East) captures large and mid-cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The Index covers approximately 84% of the free-float adjusted market capitalization in each country.

2 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

International Equity

The International Equity Portfolio — Class 1 shares returned 8.76% for the 12-month period ending March 31, 2013, compared to a 11.25% return for the MSCI EAFE Index (net).

Approximately a third of the Portfolio is passively managed to match the performance of the broad non-U.S. equity market.

Within the Portfolio component managed by Lord, Abbett & Co. LLC, weak stock selection was the primary detractor from performance. Overall, Portfolio holdings in emerging markets outperformed those of developed markets. The sectors that most significantly detracted from relative performance were consumer discretionary and energy, led by holdings Seven West Media, Ltd., an Australia-based media conglomerate, and Tullow Oil PLC, a United Kingdom-based oil and gas exploration company. The sectors that most significantly contributed to relative performance were information technology and industrial. Murata Manufacturing Co. Ltd., a Japan-based company involved in the production and sale of electronic parts, and Empresas ICA, S.A.B. de C.V. , a Mexico-based construction and infrastructure company, were among the top contributors. Among country allocations, stock selection in Mexico, Germany and Thailand contributed to relative performance. An equal weight position in Japan and an underweight position in Germany also helped. Detracting from relative performance was stock selection in China, Australia, Canada, and the United Kingdom. Exposure to China detracted as the Portfolio's returns there were negative and the country is not a part of the benchmark.

With the Portfolio component managed by Janus Capital Management LLC, stock selection and sector positioning both detracted from performance. The Portfolio's exposure in emerging markets Brazil and China were among key detractors relative to its benchmark during the period along with holdings and an underweight in Australia. On a sector basis, the Portfolio's energy holdings, led lower by Brazilian exploration and production company OGX Petroleo e Gas Participacoes SA, weighed the most on performance. Yamada Denki, a Japanese electronics retailer, was also a top performance detractor. The Portfolio's holdings in Japan, led by real estate firm Mitsubishi Estate Co., Ltd., were among the top relative contributors. On a sector basis, holdings in information technology, led by ARM Holdings PLC, were the primary contributors to relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Objective:	Relatively high current income and secondarily capital appreciation
Portfolio Managers:	PineBridge Investments LLC SunAmerica Asset Management Corp. Wellington Management Company, LLP

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	4.32%	4.15%	4.04%
5-Year	5.26%	5.08%	5.00%
10-Year	4.58%	4.41%	4.32%
Since Inception	4.72%	4.85%	4.37%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Diversified Fixed Income

The Diversified Fixed Income Portfolio — Class 1 shares returned 4.32% for the 12-month period ending March 31, 2013, compared to a 3.77% return for the Barclays U.S. Aggregate Bond Index.

The Diversified Fixed Income Portfolio is comprised of actively managed intermediate bond, mortgage bond, and corporate bond Portfolio components and an indexed Portfolio component. Approximately a fourth of the Portfolio is passively managed to match the performance of the broad U.S. government bond market.

The intermediate bond component actively managed by PineBridge Investments LLC outperformed the benchmark. Sector selection had a positive impact on returns as overweight positions in investment grade credit and off-benchmark positions in U.S. high-yield and emerging markets provided a boost to returns. Positioning in securitized products proved a modest drag to performance. Security selection provided the largest positive impact to the performance given the focus on deriving returns on an individual name and security basis. Specific names that were positive contributors were Fannie Mae in Securitized Products and Venezuela and Romania in Emerging Markets. Negative contributors were Patriot Coal Corp. in high-yield and Argentina and Egypt in emerging markets. Yield curve positioning had a positive impact on performance given generally longer duration positioning.

The mortgage bond component managed by SunAmerica Asset Management Corp. underperformed the benchmark. The mortgage bond component had significant exposure to the Ginnie Mae sector and that detracted from performance. Another detractor from results was a sizable position in cash and cash equivalents. Duration and yield curve positioning decisions with respect to mortgage-backed and sovereign sectors contributed positively to results.

The corporate bond component managed by Wellington Management Company, LLP outperformed the benchmark. Both security selection and sector allocation decisions contributed to relative performance. Positive relative returns from overweight positioning to the banking and real estate investment trust (REIT) sectors more than offset negative relative performance from underweights to the brokerage and insurance sectors. Underweights to the technology, consumer non-cyclical, basic industry, capital goods and electric sectors aided results. Exposure to commercial mortgage-backed securities was additive, while exposure to non-corporates and foreign agencies detracted. Security selection was positive, particularly within banking, consumer non-cyclical, electric, basic industry, REITS, and natural gas. Weaker selection within insurance, communications, and energy detracted from relative results. During the period, Treasury futures were used to help manage duration and yield curve positioning. Treasury futures had a negative impact on absolute performance. Collectively, duration and yield curve positioning detracted modestly from relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Real Return Portfolio Class 3 (unaudited)

Investment Objective:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Portfolio Managers:	Wellington Management Company, LLP

Growth of a $10,000 Investment

Real Return Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 3*
1-Year	3.28%	2.95%
5-Year	N/A	4.28%
Since Inception	3.52%	4.04%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Barclays World Government Inflation Linked 1-10 year Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Real Return Portfolio — Class 3

The Real Return Portfolio — Class 3 shares returned 2.95% for the 12-month period ending March 31, 2013, compared to a 3.83% return for the Barclays World Government Inflation Linked 1-10 Year Index (Hedged to USD), and a 3.89% gain for the Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index.

Portfolio underweights to Japan and the United Kingdom detracted from relative results. An overweight to Mexico and the United States added to relative results, as did an underweight to Italy. Throughout the year, the Portfolio moved from a short duration posture to a modestly long duration posture relative to the benchmark. Duration and yield curve positioning were additive to relative performance. The Portfolio hedges foreign currency exposure through the use of currency forwards. The Portfolio's use of currency forwards contributed to absolute results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Janus Capital Management LLC Marsico Capital Management, LLC

Growth of a $10,000 Investment

Focus Growth Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	3.19%	3.05%	2.98%
5-Year	4.88%	4.71%	4.61%
10-Year	8.09%	7.93%	7.82%
Since Inception	1.41%	2.21%	7.09%

* Inception date for Class 1: 07/05/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Growth

The Focus Growth Portfolio — Class 1 shares returned 3.19% for the 12-month period ending March 31, 2013, compared to a 10.42% return for the Russell 3000 Growth Index.

Within the Portfolio component managed by Janus Capital Management LLC, stock selection was the primary detractor from performance. At the sector level, holdings in the materials and industrials sectors were the largest detractors from relative performance. Among individual companies, Apple, Inc. ("Apple") weighed the most on performance. While Apple has faced competition from companies that are gaining new, first-time smart phone users, current Apple customers remain very loyal to Apple, and are not replacing their Apple products with other brands. Turquoise Hill Resources, Ltd. also weighed on performance. The company has a mine in Mongolia that represents one of the largest, high-grade copper deposits in the world. Stock selection in the telecom services and consumer discretionary sectors contributed the most to relative results. Holdings eBay, Inc., and Celgene Corp. were among the top contributors to performance.

Within the Portfolio component managed by Marsico Capital Management, LLC, security selection had a negative impact on results in the reporting period. In particular, stock selection in the consumer discretionary, energy, industrials and information technology sectors hampered results. Those negative returns were somewhat offset by strong stock selection in the materials sector. On an individual stock level, positions in Cummins, Inc., Baidu, Inc., ADS, Express Scripts Holding Co., Wynn Resorts, Ltd. and Nike, Inc. Class B posted negative returns and were sold in the period. Positions in Home Depot, Inc., Gilead Sciences, Inc., LyondellBasell Industries N.V. Class A (sold in the period), Google, Inc. Class A and Monsanto Co. were among the top-performing individual contributors. Sector allocation had a positive effect on performance in the reporting period. An overweighted posture in consumer discretionary and energy, among the strongest-performing sectors, had a positive impact on returns. In addition, an underweighted posture to information technology, a weak-performing sector, also added to results. Having little to no exposure in several strong-performing sectors, health care, financials, consumer staples and industrials, hurt relative performance.

The Portfolio component managed by SunAmerica Asset Management Corp. was eliminated as of November 19, 2012 and assets were moved to the other two subadvisers.

From 4/1/2012 to 11/19/2012, sector allocation and selection effect both contributed to underperformance during the period. Notable detractors included security selection among technology, consumer staples, consumer discretionary, and energy companies, an overweight to industrials, and an underweight allocation to the health care group. An overweight to consumer discretionary and an underweight in technology helped relative results. Stock selection among industrials companies was also beneficial, as the Portfolio component's cash holding. Stocks which hindered performance included Zagg, Inc., Tellabs, Inc., Dole Food Co., Inc., Crocs, Inc., and Polypore International, Inc. Shaw Group, Inc., Copa Holdings, Golar LNG Ltd., Vringo, Inc., and Take-Two Interactive Software, Inc. were among the top contributing securities during the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Value Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Northern Trust Investments, Inc. J.P. Morgan Investment Management Inc. Third Avenue Management LLC

Growth of a $10,000 Investment

Focus Value Portfolio
Average Annual Total Returns as of 03/31/13

	Class 1*	Class 2*	Class 3*
1-Year	12.05%	11.94%	11.80%
5-Year	N/A	2.61%	2.50%
10-Year	N/A	9.37%	9.26%
Since Inception	14.12%	7.32%	8.89%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Value

The Focus Value Portfolio — Class 2 shares returned 11.94% for the 12-month period ending March 31, 2013, compared to a return of 18.71% for the Russell 3000 Value Index.

Within the Portfolio component managed by Third Avenue Management LLC, the majority of holdings performed positively over the course of the year, but two securities in particular accounted for a significant portion of the underperformance compared to the index. Shares of Devon Energy Corp., an U.S.-based independent oil and gas exploration and production company were down during the year, reacting negatively to continued low natural gas prices. POSCO ADR, a South Korean steel producer, saw shares fall over the last twelve months largely on weak expectations for steel demand in the region, exacerbated by increasing tensions between North and South Korea.

Within the Portfolio component managed by J.P. Morgan Investment Management Inc., two positions, Devon Energy Corp. in the energy sector and Kohl's Corp. in consumer discretionary, were the primary detractors to performance. The remaining eight holdings were positive contributors to results. The biggest detractor, Devon Energy Corp., has experienced troubled earnings releases after lowering U.S. natural gas liquids and gas production and experiencing higher costs across the board. The company also guided lower after realizing lower natural gas liquids revenues. The biggest contributor was Rock-Tenn Co., Class A, as the company benefitted from favorable containerboard supply/demand fundamentals.

Within the Portfolio component managed by Northern Trust investment, Inc., both sector allocation and stock selection detracted from performance. An overweight position in information technology had the most significant negative impact on returns on a sector basis. Other notable sectors that contributed to the negative relative performance for the year included an underweight in the telecom and industrials sectors. Residual cash also contributed negatively to returns. Conversely, an underweighted exposure to the financials and materials sectors contributed positively to relative returns. Holdings in information technology were the most significant detractors from relative performance — with Intel Corp., Cisco Systems, Inc., and Microsoft Corp. weighing negatively on relative returns. Investments made in the financial sector, while generating positive returns, also detracted from relative performance — specifically, holdings JPMorgan Chase & Co. and MetLife, Inc. weighed negatively on relative returns. Holdings Goldman Sachs Group, Inc., Pfizer, Inc., and Energizer contributed positively to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/13

Class 3*
1-Year	10.45%
5-Year	3.05%
Since Inception	4.25%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 90% S&P 500® Index and 10% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Growth

The Allocation Growth Portfolio — Class 3 shares posted a return of 10.45% for the 12-month period ending March 31, 2013, compared to a 13.96% for the S&P 500 Index, a 3.77% return for the Barclays U.S. Aggregate Bond Index, and a 12.97% return for the Blended Index (90% S&P 500 Index and 10% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation contributed modestly to performance. Positive performance was driven by large cap value, mid cap value, and small cap equities, which all outperformed the S&P 500 Index. International equities continue to lag U.S. equities and were the largest detractor to performance.

The tactical asset class allocation, which actively deviates from the strategic asset class allocation policy, detracted mildly from performance. During the period, the fund had four tactical shifts in place: underweight equities relative to aggregate bonds, overweight large cap equities relative to small cap equities, overweight international equities relative to U.S. equities, and underweight TIPS relative to aggregate bonds. These positions have hurt the performance of the Portfolio as fixed income underperformed equity, small caps outperformed large caps, international underperformed U.S. equity and inflation protected securities outperformed broad fixed income asset class during the period. The Barclays U.S. Aggregate Bond Index lagged the S&P 500 Index by 10.2%, causing the equity underweight to be the largest performance detractor.

The underlying portfolio specific performance detracted from performance. The underlying portfolio detracting most significantly from performance were Large Cap Value, International Equity and Small Cap as these funds largely underperformed their respective benchmarks. Diversified Fixed Income outperformed its benchmark and was a positive contributor to the Portfolio relative performance at the underlying fund level.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/13

Class 3*
1-Year	9.26%
5-Year	3.25%
Since Inception	4.24%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 70% S&P 500® Index and 30% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Moderate Growth

The Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 9.26% for the 12-month period ending March 31, 2013, compared to a 13.96% for the S&P 500 Index, a 3.77% return for the Barclays U.S. Aggregate Bond Index, and a 10.96% return for the Blended Index (70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation contributed modestly to performance. Positive performance was driven by large cap value, mid cap value, and small cap equities, which all outperformed the S&P 500 Index. International equities continue to lag U.S. equities and were the largest detractor to performance. Treasury Inflation Protected Securities (TIPS) contributed marginally to performance as the Barclays World Government Inflation-Linked 1-10 Yr Index (Hedged to USD) outperformed the Barclays U.S. Aggregate Bond Index by only 0.06%.

The tactical asset class allocation, which actively deviates from the strategic asset class allocation policy, detracted mildly from performance. During the period, the fund had four tactical shifts in place: underweight equities relative to aggregate bonds, overweight large cap equities relative to small cap equities, overweight international equities relative to U.S. equities, and underweight TIPS relative to aggregate bonds. These positions have hurt the performance of the Portfolio as fixed income underperformed equity, small caps outperformed large caps, international underperformed U.S. equity and inflation protected securities outperformed broad fixed income asset class during the period. The Barclays U.S. Aggregate Bond Index lagged the S&P 500 Index by 10.2%, causing the equity underweight to be the largest performance detractor.

The underlying portfolio specific performance detracted from performance. The underlying portfolio detracting most significantly from performance were Large Cap Value, International Equity and Small Cap as these funds largely underperformed their respective benchmarks. Diversified Fixed Income outperformed its benchmark and was a positive contributor to the Portfolio relative performance at the underlying fund level.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and moderate current income
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/13

Class 3*
1-Year	8.54%
5-Year	3.99%
Since Inception	4.56%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Moderate

The Allocation Moderate Portfolio — Class 3 shares posted a return of 8.54% for the 12-month period ending March 31, 2013, compared to a 13.96% for the S&P 500 Index, a 3.77% return for the Barclays U.S. Aggregate Bond Index, and a 9.95% return for the Blended Index (60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation contributed modestly to performance. Positive performance was driven by large cap value, mid cap value, and small cap equities, which all outperformed the S&P 500 Index. International equities continue to lag U.S. equities and were the largest detractor to performance. Treasury Inflation Protected Securities (TIPS) contributed marginally to performance as the Barclays World Government Inflation-Linked 1-10 Yr Index (Hedged to USD) outperformed the Barclays U.S. Aggregate Bond Index by only 0.06%. Cash exposure was a slight drag on performance.

The tactical asset class allocation, which actively deviates from the strategic asset class allocation policy, detracted mildly from performance. During the period, the fund had four tactical shifts in place: underweight equities relative to aggregate bonds, overweight large cap equities relative to small cap equities, overweight international equities relative to U.S. equities, and underweight TIPS relative to aggregate bonds. These positions have hurt the performance of the Portfolio as fixed income underperformed equity, small caps outperformed large caps, international underperformed U.S. equity and inflation protected securities outperformed broad fixed income asset class during the period. The Barclays U.S. Aggregate Bond Index lagged the S&P 500 Index by 10.2%, causing the equity underweight to be the largest performance detractor.

The underlying portfolio specific performance detracted from performance. The underlying portfolio detracting most significantly from performance were Large Cap Value and International Equity as these funds largely underperformed their respective benchmarks. Diversified Fixed Income outperformed its benchmark and was a positive contributor to the Portfolio relative performance at the underlying fund level.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Balanced Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and current income
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/13

Class 3*
1-Year	7.91%
5-Year	4.54%
Since Inception	4.70%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 50% S&P 500® Index & 50% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Balanced

The Allocation Balanced Portfolio — Class 3 shares posted a return of 7.91% for the 12-month period ending March 31, 2013, compared to a 13.96% for the S&P 500 Index, a 3.77% return for the Barclays U.S. Aggregate Bond Index, and a 8.93% return for the Blended Index (50% S&P 500 Index and 50% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation contributed modestly to performance. Positive performance was driven by large cap value, mid cap value, and small cap equities, which all outperformed the S&P 500 Index. International equities continue to lag U.S. equities and were the largest detractor to performance. Treasury Inflation Protected Securities (TIPS) contributed marginally to performance as the Barclays World Government Inflation-Linked 1-10 Yr Index (Hedged to USD) outperformed the Barclays U.S. Aggregate Bond Index by only 0.06%. Cash exposure was a slight drag on performance.

The tactical asset class allocation, which actively deviates from the strategic asset class allocation policy, mildly detracted from performance. During the period, the fund had four tactical shifts in place: underweight equities relative to aggregate bonds, overweight large cap equities relative to small cap equities, overweight international equities relative to U.S. equities, and underweight TIPS relative to aggregate bonds. These positions have hurt the performance of the Portfolio as fixed income underperformed equity, small caps outperformed large caps, international underperformed U.S. equity and inflation protected securities outperformed broad fixed income asset class during the period. The Barclays U.S. Aggregate Bond Index lagged the S&P 500 Index by 10.2%, causing the equity underweight to be the largest performance detractor.

The underlying portfolio specific performance detracted from performance. The underlying portfolio detracting most significantly from performance were Large Cap Value and International Equity as these funds largely underperformed their respective benchmarks. Diversified Fixed Income outperformed its benchmark and was a positive contributor to the Portfolio relative performance at the underlying fund level.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Cash Management Portfolio Class 1 (unaudited)

Investment Objective:	Current income while preserving capital
Portfolio Managers:	BofA Advisors, LLC

Cash Management Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	–0.37%	–0.47%	–0.56%
5-Year	–0.08%	–0.23%	–0.33%
10-Year	1.23%	1.08%	0.98%
Since Inception	1.86%	1.29%	0.95%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Cash Management

The Cash Management Portfolio — Class 1 shares posted a return of –0.37% for the 12-month period ending March 31, 2013.

Towards the end of the 12-month period, the U.S. economy appeared to lose momentum as preliminary 4th quarter GDP expanded by 0.4%, compared to a 3.1% growth registered in the 3rd quarter. Although non-farm payroll growth averaged a less than robust 159,000 per month during the investment period, the U.S. unemployment rate still declined from 8.2% in March 2012 to approximately 7.6% in March 2013.

In June 2012, the Fed announced the continuation of "Operation Twist". Operation Twist effectively consisted of extending the average maturity of the Fed's holdings of securities in order to support a stronger economic recovery. The sub-par pace of economic recovery was such that at the September 13th FOMC meeting the Fed announced that an exceptionally low level of the federal funds rate would likely be warranted until at least mid-2015, language intended to serve as an unconventional form of monetary policy easing. In addition, at the September meeting, the Fed announced an open-ended quantitative easing program that featured the additional purchase of $40 billion of agency mortgage-backed securities per month. At the December 2012 FOMC meeting, the Fed announced an open-ended quantitative easing program designed to replace Operation Twist that consisted of the purchase of $45 billion per month of Treasury securities. In addition, the Fed stated that its 0.00-0.25% target federal funds rate would be appropriate as long as the unemployment rate remains higher than 6.5%, inflation stays no more than 0.5% above its 2% longer-run goal and longer-term inflation expectations remain well anchored. At the March 2013 FOMC meeting, the Fed acknowledged the economy had returned to moderate growth after a pause late last year.

The period began with three-month LIBOR approximating 47 basis points (bps). Starting in early July, LIBOR began an additional steady decline in response to increased expectations of future Federal Reserve monetary policy easing. The decline was also driven by anticipation of the year-end expiration of both Operation Twist and the FDIC's Transaction Account Guarantee program (TAG). As LIBOR moved lower, money market yields followed suit. Three-month LIBOR finished the investment period at approximately 28 bps, while three-month and six-month dealer placed commercial paper (A1+/P1) declined roughly 4bps and 14bps, respectively, over the same period of time.

On the heels of improved Euro zone bank funding conditions driven by the European Central Bank's three year long-term refinancing operations (LTROs), the Portfolio's weighted average maturity (WAM) was increased to lock in yield through the purchase of three-through six-month fixed rate paper. Consistent with this strategy, between July and November, in anticipation of lower money market rates caused by additional rounds of quantitative easing and the expiration of both Operation Twist and the TAG program, the Portfolio's WAM was again extended between the mid 40 to low 50 day range. Approaching the year-end, the WAM drifted lower due to a combination of light portfolio maturities and relatively few attractive security offerings. Given a continued backdrop of declining yield in January 2013, the Portfolio continued to purchase fixed rate securities in the three-through six-month maturity segment. As a result, the Portfolio's WAM was re-extended back into the high 40 day to low 50 day range. During March 2013, events in Cyprus and their potential impact on global funding markets, the Portfolio was temporarily positioned more conservatively and the WAM was reduced into the high 30 to mid 40 day range.

Throughout the year, the Portfolio continued to emphasize quality and liquidity, ending the period with roughly 23% invested in U.S. Government obligations and approximately 82% of securities scheduled to mature within 90 days.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SEASONS SERIES TRUST
Supplement to the Prospectus Dated July 30, 2012

Effective immediately, for the following portfolios:

Asset Allocation: Diversified Growth Portfolio in the section titled "PORTFOLIO SUMMARY" under the heading "Investment Adviser," the portfolio manager disclosure for Putnam Investment Management, LLC ("Putnam"), is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Robert J. Kea, CFA	2002	Co-Head of Global Asset Allocation and Portfolio Manager
Robert J. Schoen	2002	Co-Head of Global Asset Allocation and Portfolio Manager
James A. Fetch	2011	Co-Head of Global Asset Allocation and Portfolio Manager
James R. Vaillancourt, CFA	2011	Co-Head of Global Asset Allocation and Portfolio Manager
Joshua B. Kutin, CFA	2012	Portfolio Manager

In the Management section under Information about the Subadvisers the portfolio manager information for Putnam for the Asset Allocation: Diversified Growth Portfolio is deleted in its entirety and replaced with the following:

"The Asset Allocation: Diversified Growth Portfolio is managed by Robert J. Kea, Robert J. Schoen, James A. Fetch, Jason R. Vaillancourt and Joshua B. Kutin. Mr. Kea, who joined Putnam in 1989, is a Co-Head of Global Asset Allocation and Portfolio Manager. Mr. Kea has been in the investment industry since 1988. Mr. Schoen is a Co-Head of Global Asset Allocation and Portfolio Manager. Mr. Schoen, who joined Putnam in 1997, has been in the investment industry since 1990. Mr. Fetch is a Co-Head of Global Asset Allocation and Portfolio Manager. Mr. Fetch joined the Global Asset Allocation group as an Investment Associate in 1996 and has been in the investment industry since he joined Putnam in 1994. Mr. Vaillancourt is a Co-Head of Global Asset Allocation and Portfolio Manager. Mr. Vaillancourt, who joined Putnam in 2000, has been in the investment industry since 1993. Mr. Kutin is a Portfolio Manager in the Global Asset Allocation Group. Mr. Kutin joined Putnam in 1998. Messrs. Kea, Vaillancourt and Kutin are CFA charterholders."

Dated: February 22, 2013
Versions: Combined Master and Version 1, Class 1.

SEASONS SERIES TRUST
Supplement to the Prospectus Dated July 30, 2012

On March 21, 2013, the Board of Trustees of Seasons Series Trust approved a Sub-Sub-Advisory Agreement between Janus Capital Management, LLC ("Janus") and Janus Capital Singapore Pte. Limited ("JCSL") with respect to the International Equity Portfolio (the "Portfolio"). There will be no increase to the Portfolio's fees or expenses as a result of the approval.

Effective immediately, in the section titled "PERFORMANCE INFORMATION," the following is inserted after the first full paragraph:

Janus Capital Singapore Pte. Limited ("JCSL") began to serve as a sub-sub-adviser to the Portfolio pursuant to a Sub-Sub-Advisory Agreement between Janus Capital Management, LLC ("Janus") and JCSL effective March 21, 2013.

In the section titled "INVESTMENT ADVISER," the first paragraph is deleted in its entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Janus/JCSL, Lord, Abbett & Co. LLC ("Lord Abbett") and PineBridge Investments, LLC ("PineBridge").

In addition, under the subsection titled "Portfolio Managers," the heading in the chart labeled "Janus" is deleted and replaced with "Janus/JCSL."

Under the subsection titled "Information about the Subadvisers" in the "Management" section, with respect to Janus, the following is inserted below the first paragraph:

JCSL is located at #36-02 AXA Tower, 8 Shenton Way, Singapore 068811. JCSL is a subadviser for certain accounts advised by Janus. JCSL is indirect, wholly-owned subsidiary of JCGI.

The following sentence is inserted with respect to Carmel Wellso, a portfolio co-manager of the Portfolio:

"Ms. Wellso joined JCSL in 2012."

Dated: March 22, 2013

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

P.O. Box 15570
Amarillo, TX 79105-5570

CHANGE SERVICE REQUESTED

PRSRT STD
U.S. POSTAGE
PAID
MERRILL
CORPORATION
ZIP CODE 10014

J-1906-AR.9 (5/13)

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.  During the fiscal year ended 2013, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko and Mr. Bouton are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2012	2013
(a) Audit Fees	$615,058	$657,892
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$114,761	$118,163
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2012	2013
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2012 and 2013 were $176,622 and $171,753 respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 6, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: June 6, 2013